UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – December 31, 2013

Item 1: Reports to Shareholders

Annual Report | December 31, 2013

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	34
About Your Fund’s Expenses.	35
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard 500 Index Fund
Investor Shares	32.18%
Admiral™ Shares	32.33
Signal® Shares	32.33
ETF Shares
Market Price	32.30
Net Asset Value	32.33
S&P 500 Index	32.39
Large-Cap Core Funds Average	31.42
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$131.37	$170.36	$2.948	$0.000
Admiral Shares	131.37	170.36	3.132	0.000
Signal Shares	108.52	140.72	2.587	0.000
ETF Shares	130.38[1]	169.07	3.108[1]	0.000
1 Shares adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks steamed forward over the past 12 months, pausing little despite meeting a variety of obstacles along the way. Vanguard 500 Index Fund returned about 32% for the period, its best fiscal-year result since 1997, and closely tracked its benchmark, the Standard & Poor’s 500 Index. The fund slightly exceeded the average return of its large-capitalization core fund peers.

Although the 500 Index Fund recorded notable returns for the year, it made no capital gains distributions—continuing a streak begun in 2000 and providing a potential benefit to shareholders in taxable accounts. If you hold shares of the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

Please note that we’ve made several important announcements about the fund over the last few months:

• We’re phasing out Signal Shares to  streamline our share-class offerings. Your fund’s Signal Shares will be converted to Admiral Shares by October 2014.

• Vanguard Tax-Managed Growth and  Income Fund will be merged into the 500 Index Fund in the next few months, a step designed to simplify our fund lineup. The  tax-managed fund also closely follows the S&P 500 Index.

2

• A 1-for-2 reverse share split of the 500 Index Fund’s ETF Shares occurred on October 24, 2013. No other share classes were affected. We expect the split to lower transaction costs for ETF shareholders.

Earnings, optimism, and stimulus made it a big year for U.S. stocks
For the 12 months ended December 31, the broad U.S. stock market surged about 34%, its best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal

Reserve’s stimulative bond-buying program also supported stock markets; in fact, they slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results and emerging-market stocks dipping into negative territory.

For 2014, Vanguard Chief Economist  Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered in 2013 as the Fed’s phaseout loomed
The broad U.S. taxable bond market  returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at  2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. As for money market funds and savings accounts, returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

A broad spectrum of sectors produced an impressive result
In 2013, the stock market overcame much more than the Fed’s plans to curtail its bond-buying program; investors also confronted the U.S. government shutdown, strife in the Middle East, the failure of Cyprus’s banking system, and the sluggish global economy. Still, as I mentioned earlier, corporate profits impressed, and investors displayed growing confidence in the market.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	0.05%	1.15%

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the fund’s expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2012.

Peer group: Large-Cap Core Funds.

4

Stocks of every size, style, and sector participated in the rally. The S&P 500  Index consists of 500 of the largest U.S. companies and accounts for more than three-quarters of the U.S. stock market’s value. However, small- and mid-capitalization stocks led large-caps over the year. Smaller companies generate more of their revenues and profits within the United States than larger multinational firms do. Because of this, small- and mid-caps are at an advantage when U.S. stocks trump their international counterparts and the U.S. economy is generally growing faster than other economies around the world.

Each of the fund’s ten industry sectors recorded double-digit returns, but just five accounted for three-quarters of its return: financials, health care, information technology, consumer discretionary, and industrials. The fund’s two smallest sectors––utilities and telecommunication services––were the only ones with returns below 20%.

The financial sector, the fund’s second largest, returned nearly 36%. Notable gains came from diversified financial services giants, insurance firms, commercial banks, asset managers, and consumer finance companies.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
500 Index Fund Investor Shares	7.29%
S&P 500 Index	7.41
Large-Cap Core Funds Average	6.12
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Overall, the sector was helped by the strong investing environment, fewer insurance claims, firmer corporate balance sheets, better lending conditions, and improved housing and labor markets.

The health care, consumer discretionary, and industrial sectors each returned more than 40%. Major pharmaceutical and biotechnology companies shined as

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55% in the most recent 12 months, but that’s not enough to explain such a big leap in the average. Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31% during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on? (Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

6

pipelines for new medicines expanded and favorable rulings from the Food and Drug Administration contributed to a more congenial business climate.

Within the consumer discretionary sector, media corporations and internet and specialty retailers reaped rewards from favorable customer and economic trends. Setting the pace in industrials were the aerospace and defense industries, where technological improvements and cost management have helped some companies offset cuts in government spending. Industrial conglomerates also did well.

Information technology, the fund’s largest sector, returned about 28% overall as software, internet, data processing services, and semiconductor stocks flourished. The consumer staples, energy, and materials sectors had returns of about 25%.

The fund sustained its lead over large-cap core peers
For the decade through December 2013, the 500 Index Fund recorded an average annual return of 7.29% for Investor Shares.

This result was in line that of the fund’s target benchmark, the S&P 500 Index, which has no transaction costs or operating expenses.

The close index tracking is all the more impressive when you remember that those ten years included the financial crisis and global recession of 2008–2009, which sent markets reeling. Vanguard Equity Investment Group, the fund’s advisor, deserves credit for its success in tracking the benchmark. The advisor was helped in this task by the fund’s low expenses, which are far below the average for its peer group.

Over the decade, the fund topped the 6.12% average annual result of its large-cap core fund peers. Those peers consist mostly of actively managed funds.

Rebalancing your portfolio keeps your target in focus
The surge in U.S. stocks in 2013  undoubtedly brought good cheer to investors at the end of the year. But while the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback in stocks after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

7

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a portfolio that’s more risky than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2014

8

500 Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%	0.05%
30-Day SEC Yield	1.83%	1.95%	1.95%	1.95%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	502	500	3,653
Median Market Cap	$70.5B	$70.5B	$43.0B
Price/Earnings Ratio	19.2x	19.2x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.1%	17.9%	16.5%
Earnings Growth
Rate	11.0%	11.0%	11.4%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Stock Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.0%
Exxon Mobil Corp.	Integrated Oil & Gas	2.7
Google Inc.	Internet Software &
	Services	1.9
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Johnson & Johnson	Pharmaceuticals	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
Procter & Gamble Co.	Household Products	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Wells Fargo & Co.	Diversified Banks	1.3
Top Ten		18.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

9

500 Index Fund

Investment Focus

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
			Stock
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary	12.5%	12.5%	13.3%
Consumer Staples	9.8	9.8	8.5
Energy	10.3	10.3	9.4
Financials	16.2	16.2	17.3
Health Care	13.0	13.0	12.6
Industrials	10.9	10.9	11.8
Information Technology	18.6	18.6	18.1
Materials	3.5	3.5	3.9
Telecommunication
Services	2.3	2.3	2.1
Utilities	2.9	2.9	3.0

10

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund*Investor Shares	32.18%	17.81%	7.29%	$20,206
••••••••	S&P 500 Index	32.39	17.94	7.41	20,430
– – – –	Large-Cap Core Funds Average	31.42	16.62	6.12	18,114
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
500 Index Fund Admiral Shares		32.33%	17.94%	7.39%	$20,409
S&P 500 Index		32.39	17.94	7.41	20,430
Dow Jones U.S. Total Stock Market Float
Adjusted Index		33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

11

500 Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/29/2006)	Investment
500 Index Fund Signal Shares	32.33%	17.94%	6.86%	$16,184
S&P 500 Index	32.39	17.94	6.86	16,182
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.46	16,856

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	32.33%	19.72%	$18,159
S&P 500 Index	32.39	19.75	18,177
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	20.23	18,417

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2013
		Since
	One	Inception
	Year	(9/7/2010)
500 Index Fund ETF Shares Market Price	32.30%	81.59%
500 Index Fund ETF Shares Net Asset Value	32.33	81.59
S&P 500 Index	32.39	81.77

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

12

500 Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

13

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	3,576,720	1,426,360
	Comcast Corp. Class A	23,834,905	1,238,581
	Walt Disney Co.	15,765,695	1,204,499
	Home Depot Inc.	13,584,993	1,118,588
	McDonald’s Corp.	9,598,896	931,381
	Twenty-First Century
	Fox Inc. Class A	18,930,648	665,980
	Time Warner Inc.	8,727,716	608,496
	Ford Motor Co.	38,051,589	587,136
*	priceline.com Inc.	496,093	576,659
	Starbucks Corp.	7,270,012	569,896
	NIKE Inc. Class B	7,208,322	566,862
	Lowe’s Cos. Inc.	10,088,956	499,908
*	General Motors Co.	10,987,602	449,063
	TJX Cos. Inc.	6,860,806	437,239
	Target Corp.	6,097,708	385,802
	Time Warner Cable Inc.	2,719,317	368,467
	CBS Corp. Class B	5,383,672	343,155
	Viacom Inc. Class B	3,915,075	341,943
	Johnson Controls Inc.	6,608,062	338,994
*	DIRECTV	4,714,006	325,691
	Yum! Brands Inc.	4,296,054	324,825
	VF Corp.	3,402,050	212,084
*	Netflix Inc.	571,638	210,460
*	Discovery
	Communications Inc.
	Class A	2,176,959	196,841
	Macy’s Inc.	3,554,624	189,817
	Omnicom Group Inc.	2,482,643	184,634
*	Dollar General Corp.	2,842,293	171,447
	Carnival Corp.	4,225,507	169,739
*	Bed Bath & Beyond Inc.	2,071,533	166,344
	Delphi Automotive plc	2,701,345	162,432
*	Chipotle Mexican Grill Inc.
	Class A	298,518	159,044
*	AutoZone Inc.	328,321	156,918
	Ross Stores Inc.	2,090,200	156,619

			Market
			Value
		Shares	($000)
	Mattel Inc.	3,264,799	155,339
	Coach Inc.	2,705,538	151,862
	Wynn Resorts Ltd.	779,174	151,323
	Harley-Davidson Inc.	2,132,944	147,685
	Starwood Hotels &
	Resorts Worldwide Inc.	1,847,432	146,778
	L Brands Inc.	2,352,203	145,484
*	Michael Kors Holdings
	Ltd.	1,730,635	140,510
*	O’Reilly Automotive Inc.	1,035,270	133,250
	Genuine Parts Co.	1,489,079	123,876
	BorgWarner Inc.	2,196,024	122,780
	Whirlpool Corp.	757,207	118,775
*	Dollar Tree Inc.	2,007,376	113,256
	Kohl’s Corp.	1,941,844	110,200
	PVH Corp.	786,885	107,032
	Marriott International Inc.	2,167,194	106,973
	Best Buy Co. Inc.	2,636,945	105,161
	Ralph Lauren Corp.
	Class A	575,144	101,553
*	CarMax Inc.	2,154,594	101,309
	Staples Inc.	6,371,629	101,245
	Gap Inc.	2,555,350	99,863
	Tiffany & Co.	1,062,245	98,555
	Wyndham Worldwide
	Corp.	1,257,034	92,631
	Scripps Networks
	Interactive Inc. Class A	1,056,801	91,318
	Newell Rubbermaid Inc.	2,770,623	89,796
*	TripAdvisor Inc.	1,068,888	88,536
*	Mohawk Industries Inc.	588,578	87,639
*	News Corp. Class A	4,802,311	86,538
	Nordstrom Inc.	1,380,255	85,300
	H&R Block Inc.	2,636,105	76,552
	PetSmart Inc.	1,000,665	72,798
	Interpublic Group of Cos.
	Inc.	4,015,434	71,073
	Expedia Inc.	993,384	69,199
	Darden Restaurants Inc.	1,259,532	68,481
	PulteGroup Inc.	3,325,702	67,745

14

500 Index Fund

			Market
			Value
		Shares	($000)
	Comcast Corp.	1,304,720	65,079
	Gannett Co. Inc.	2,198,370	65,028
	Lennar Corp. Class A	1,612,971	63,809
	Hasbro Inc.	1,114,043	61,284
*	DR Horton Inc.	2,741,540	61,191
	Family Dollar Stores Inc.	932,728	60,599
*	Fossil Group Inc.	473,959	56,847
	Goodyear Tire & Rubber
	Co.	2,381,834	56,807
	GameStop Corp. Class A	1,127,658	55,548
^	Garmin Ltd.	1,186,468	54,839
	Harman International
	Industries Inc.	651,614	53,335
	International Game
	Technology	2,401,086	43,604
	Leggett & Platt Inc.	1,362,224	42,147
*	Urban Outfitters Inc.	1,051,963	39,028
	Cablevision Systems
	Corp. Class A	2,065,236	37,030
*	AutoNation Inc.	622,911	30,952
*	Graham Holdings Co.
	Class B	42,017	27,871
			19,951,317
Consumer Staples (9.7%)
	Procter & Gamble Co.	26,222,535	2,134,777
	Coca-Cola Co.	36,636,011	1,513,434
	Philip Morris
	International Inc.	15,455,937	1,346,676
	Wal-Mart Stores Inc.	15,607,564	1,228,159
	PepsiCo Inc.	14,794,472	1,227,054
	CVS Caremark Corp.	11,482,168	821,779
	Altria Group Inc.	19,293,886	740,692
	Mondelez
	International Inc.
	Class A	16,918,621	597,227
	Colgate-Palmolive Co.	8,479,068	552,920
	Costco Wholesale Corp.	4,214,928	501,619
	Walgreen Co.	8,401,153	482,562
	Kimberly-Clark Corp.	3,681,589	384,579
	Kraft Foods Group Inc.	5,748,338	309,950
	General Mills Inc.	6,118,584	305,379
	Archer-Daniels-Midland
	Co.	6,347,337	275,474
	Whole Foods Market Inc.	3,589,941	207,606
	Sysco Corp.	5,610,377	202,535
	Kroger Co.	5,020,484	198,460
	Estee Lauder Cos. Inc.
	Class A	2,470,068	186,046
	Lorillard Inc.	3,553,518	180,092
	Mead Johnson Nutrition
	Co.	1,948,519	163,208
	Kellogg Co.	2,480,798	151,502
	Reynolds American Inc.	3,023,887	151,164
	Hershey Co.	1,445,091	140,506
	ConAgra Foods Inc.	4,069,806	137,152

			Market
			Value
		Shares	($000)
	Brown-Forman Corp.
	Class B	1,562,998	118,116
	Clorox Co.	1,244,808	115,468
*	Constellation Brands Inc.
	Class A	1,607,382	113,128
	Beam Inc.	1,573,141	107,068
	JM Smucker Co.	1,014,244	105,096
	Coca-Cola Enterprises
	Inc.	2,329,372	102,795
	Dr Pepper Snapple
	Group Inc.	1,935,505	94,298
*	Monster Beverage Corp.	1,310,196	88,792
	McCormick & Co. Inc.	1,273,859	87,794
	Tyson Foods Inc. Class A	2,620,240	87,673
	Molson Coors Brewing
	Co. Class B	1,525,246	85,643
	Safeway Inc.	2,380,947	77,547
	Campbell Soup Co.	1,732,185	74,969
	Avon Products Inc.	4,184,465	72,056
	Hormel Foods Corp.	1,298,439	58,651
			15,529,646
Energy (10.2%)
	Exxon Mobil Corp.	42,142,620	4,264,833
	Chevron Corp.	18,552,616	2,317,407
	Schlumberger Ltd.	12,704,517	1,144,804
	ConocoPhillips	11,818,379	834,969
	Occidental Petroleum
	Corp.	7,775,895	739,488
	Phillips 66	5,783,626	446,091
	EOG Resources Inc.	2,633,302	441,973
	Halliburton Co.	8,182,815	415,278
	Anadarko Petroleum
	Corp.	4,854,907	385,091
	Apache Corp.	3,851,351	330,985
	National Oilwell Varco
	Inc.	4,129,842	328,446
	Marathon Petroleum
	Corp.	2,903,942	266,379
	Valero Energy Corp.	5,205,044	262,334
	Williams Cos. Inc.	6,592,919	254,289
	Pioneer Natural
	Resources Co.	1,375,911	253,264
	Marathon Oil Corp.	6,720,306	237,227
	Baker Hughes Inc.	4,275,707	236,276
	Noble Energy Inc.	3,465,920	236,064
	Kinder Morgan Inc.	6,495,258	233,829
	Spectra Energy Corp.	6,463,798	230,241
	Devon Energy Corp.	3,681,607	227,781
	Hess Corp.	2,743,994	227,752
	Transocean Ltd.	3,269,819	161,594
	Cabot Oil & Gas Corp.	4,062,799	157,474
*	Cameron International
	Corp.	2,294,707	136,604
*	Southwestern
	Energy Co.	3,383,073	133,056

15

500 Index Fund

			Market
			Value
		Shares	($000)
	Range Resources Corp.	1,576,498	132,915
	Chesapeake Energy Corp.	4,876,148	132,339
	EQT Corp.	1,453,957	130,536
	Ensco plc Class A	2,253,409	128,850
*	FMC Technologies Inc.	2,282,330	119,160
	Murphy Oil Corp.	1,695,517	110,005
	Noble Corp. plc	2,444,504	91,596
	Helmerich & Payne Inc.	1,033,638	86,908
	CONSOL Energy Inc.	2,208,528	84,012
	Tesoro Corp.	1,281,364	74,960
*	Denbury Resources Inc.	3,537,324	58,118
	QEP Resources Inc.	1,729,430	53,007
	Peabody Energy Corp.	2,602,959	50,836
	Nabors Industries Ltd.	2,505,707	42,572
*	Rowan Cos. plc Class A	1,198,495	42,379
*	WPX Energy Inc.	1,937,108	39,478
	Diamond Offshore
	Drilling Inc.	670,556	38,168
*	Newfield Exploration Co.	1,313,211	32,344
			16,351,712
Financials (16.1%)
	JPMorgan Chase & Co.	36,264,601	2,120,754
	Wells Fargo & Co.	46,242,588	2,099,413
*	Berkshire Hathaway Inc.
	Class B	15,836,187	1,877,538
	Bank of America Corp.	102,895,234	1,602,079
	Citigroup Inc.	29,259,046	1,524,689
	American Express Co.	8,887,579	806,370
	American International
	Group Inc.	14,203,547	725,091
	Goldman Sachs
	Group Inc.	4,066,314	720,795
	US Bancorp	17,618,198	711,775
	MetLife Inc.	10,814,661	583,127
	Simon Property Group
	Inc.	2,993,603	455,507
	Capital One Financial
	Corp.	5,561,976	426,103
	Morgan Stanley	13,363,139	419,068
	Prudential Financial Inc.	4,466,483	411,899
	PNC Financial Services
	Group Inc.	5,133,143	398,229
	BlackRock Inc.	1,225,782	387,923
	Bank of New York
	Mellon Corp.	11,079,695	387,125
	ACE Ltd.	3,280,523	339,633
	Travelers Cos. Inc.	3,512,051	317,981
	State Street Corp.	4,234,900	310,799
	American Tower
	Corporation	3,806,998	303,875
	Aflac Inc.	4,496,283	300,352
	Charles Schwab Corp.	11,193,353	291,027
	Discover Financial
	Services	4,620,818	258,535

			Market
			Value
		Shares	($000)
	Marsh & McLennan Cos.
	Inc.	5,294,000	256,018
	BB&T Corp.	6,800,352	253,789
	IntercontinentalExchange
	Group Inc.	1,109,735	249,602
	Aon plc	2,904,169	243,631
	Allstate Corp.	4,387,827	239,312
	CME Group Inc.	3,041,101	238,605
	Chubb Corp.	2,428,610	234,677
	Franklin Resources Inc.	3,894,729	224,843
	Ameriprise Financial Inc.	1,876,719	215,917
	T. Rowe Price Group Inc.	2,517,004	210,849
	Public Storage	1,394,302	209,870
	McGraw Hill Financial Inc.	2,612,298	204,282
	SunTrust Banks Inc.	5,163,696	190,076
*	Berkshire Hathaway Inc.
	Class A	1,019	181,280
	Fifth Third Bancorp	8,516,545	179,103
	Prologis Inc.	4,811,100	177,770
	Weyerhaeuser Co.	5,621,781	177,480
	Equity Residential	3,233,452	167,719
	Ventas Inc.	2,836,982	162,502
	HCP Inc.	4,401,629	159,867
	Hartford Financial
	Services Group Inc.	4,312,894	156,256
	Invesco Ltd.	4,276,275	155,656
	Health Care REIT Inc.	2,784,817	149,183
	Vornado Realty Trust	1,678,150	149,003
	Boston Properties Inc.	1,474,889	148,035
	M&T Bank Corp.	1,256,246	146,252
	Progressive Corp.	5,324,997	145,213
	Moody’s Corp.	1,825,924	143,280
	Loews Corp.	2,950,536	142,334
	Host Hotels & Resorts
	Inc.	7,295,842	141,831
	AvalonBay Communities
	Inc.	1,173,445	138,736
	Northern Trust Corp.	2,167,151	134,125
	Regions Financial Corp.	13,289,138	131,430
	Lincoln National Corp.	2,530,751	130,637
	Principal Financial Group
	Inc.	2,640,875	130,222
	KeyCorp	8,650,119	116,085
	SLM Corp.	4,208,568	110,601
	General Growth
	Properties Inc.	5,186,105	104,085
	Unum Group	2,519,324	88,378
	XL Group plc Class A	2,728,221	86,867
	Leucadia National Corp.	3,024,254	85,707
	Comerica Inc.	1,764,439	83,881
	Macerich Co.	1,355,682	79,836
	Plum Creek Timber Co.
	Inc.	1,706,675	79,377
	Kimco Realty Corp.	3,952,199	78,056

16

500 Index Fund

			Market
			Value
		Shares	($000)
	Huntington Bancshares
	Inc.	8,011,947	77,315
	Cincinnati Financial Corp.	1,422,369	74,489
*	Genworth Financial Inc.
	Class A	4,768,063	74,048
*	CBRE Group Inc. Class A	2,685,491	70,628
	Torchmark Corp.	872,199	68,162
*	E*TRADE Financial Corp.	2,770,549	54,414
	Zions Bancorporation	1,780,892	53,356
	Assurant Inc.	701,453	46,555
	People’s United Financial
	Inc.	3,065,690	46,353
	Legg Mason Inc.	1,023,963	44,522
	NASDAQ OMX Group Inc.	1,115,387	44,392
	Hudson City Bancorp Inc.	4,587,843	43,263
	Apartment Investment &
	Management Co.
	Class A	1,407,556	36,470
			25,745,912
Health Care (12.9%)
	Johnson & Johnson	27,218,190	2,492,914
	Pfizer Inc.	62,522,239	1,915,056
	Merck & Co. Inc.	28,187,531	1,410,786
*	Gilead Sciences Inc.	14,792,066	1,111,624
	Bristol-Myers Squibb Co.	15,884,077	844,239
	Amgen Inc.	7,274,911	830,504
	AbbVie Inc.	15,346,912	810,470
	UnitedHealth Group Inc.	9,712,022	731,315
*	Celgene Corp.	3,975,179	671,646
*	Biogen Idec Inc.	2,278,716	637,471
	Abbott Laboratories	14,915,919	571,727
	Medtronic Inc.	9,630,994	552,723
*	Express Scripts Holding
	Co.	7,773,425	546,005
	Eli Lilly & Co.	9,564,442	487,787
	Thermo Fisher Scientific
	Inc.	3,486,010	388,167
	Baxter International Inc.	5,235,316	364,116
	McKesson Corp.	2,216,078	357,675
	Allergan Inc.	2,866,669	318,430
	Covidien plc	4,437,534	302,196
*	Actavis plc	1,679,084	282,086
	WellPoint Inc.	2,849,792	263,292
*	Alexion Pharmaceuticals
	Inc.	1,891,571	251,693
	Aetna Inc.	3,545,241	243,168
	Cigna Corp.	2,666,485	233,264
	Cardinal Health Inc.	3,294,195	220,085
	Stryker Corp.	2,847,441	213,957
*	Regeneron
	Pharmaceuticals Inc.	757,667	208,540
	Becton Dickinson and Co.	1,872,387	206,880
*	Perrigo Co. plc	1,283,684	196,994
	Agilent Technologies Inc.	3,191,113	182,500

			Market
			Value
		Shares	($000)
	St. Jude Medical Inc.	2,815,210	174,402
*	Vertex Pharmaceuticals
	Inc.	2,255,071	167,552
*	Mylan Inc.	3,693,488	160,297
*	Cerner Corp.	2,847,801	158,736
	Zoetis Inc.	4,823,518	157,681
	AmerisourceBergen
	Corp. Class A	2,219,011	156,019
	Humana Inc.	1,504,076	155,251
*	Boston Scientific Corp.	12,880,716	154,826
	Zimmer Holdings Inc.	1,649,512	153,718
*	Intuitive Surgical Inc.	367,220	141,042
*	Forest Laboratories Inc.	2,287,165	137,299
*	Life Technologies Corp.	1,665,609	126,253
*	DaVita HealthCare
	Partners Inc.	1,703,042	107,922
	CR Bard Inc.	751,389	100,641
*	Waters Corp.	821,164	82,116
*	CareFusion Corp.	2,038,733	81,182
*	Varian Medical Systems
	Inc.	1,019,836	79,231
*	Laboratory Corp.
	of America Holdings	843,069	77,031
	Quest Diagnostics Inc.	1,402,863	75,109
*	Edwards Lifesciences
	Corp.	1,055,426	69,405
	DENTSPLY International
	Inc.	1,376,111	66,714
*	Hospira Inc.	1,600,141	66,054
	PerkinElmer Inc.	1,084,324	44,707
*	Tenet Healthcare Corp.	957,210	40,318
	Patterson Cos. Inc.	804,144	33,131
			20,613,947
Industrials (10.9%)
	General Electric Co.	97,601,350	2,735,766
	United Technologies
	Corp.	8,143,603	926,742
	Boeing Co.	6,669,258	910,287
	3M Co.	6,170,234	865,375
	Union Pacific Corp.	4,443,068	746,435
	United Parcel Service Inc.
	Class B	6,895,800	724,611
	Honeywell
	International Inc.	7,569,667	691,641
	Caterpillar Inc.	6,138,852	557,469
	Emerson Electric Co.	6,790,980	476,591
	Danaher Corp.	5,784,203	446,540
	FedEx Corp.	2,871,324	412,810
	Lockheed Martin Corp.	2,595,506	385,848
	Precision Castparts Corp.	1,401,241	377,354
	Eaton Corp. plc	4,577,420	348,433
	Deere & Co.	3,693,217	337,302
	Illinois Tool Works Inc.	3,939,091	331,199
	General Dynamics Corp.	3,227,818	308,418

17

500 Index Fund

			Market
			Value
		Shares	($000)
	CSX Corp.	9,778,809	281,336
	Raytheon Co.	3,081,854	279,524
	Norfolk Southern Corp.	2,979,976	276,631
	Northrop Grumman Corp.	2,141,441	245,431
	Cummins Inc.	1,680,979	236,968
	Delta Air Lines Inc.	8,253,324	226,719
	PACCAR Inc.	3,415,867	202,117
	Waste Management Inc.	4,209,362	188,874
	Parker Hannifin Corp.	1,439,588	185,189
	Tyco International Ltd.	4,488,816	184,221
	Ingersoll-Rand plc	2,584,627	159,213
	Dover Corp.	1,643,529	158,666
	Rockwell Automation Inc.	1,337,701	158,063
	WW Grainger Inc.	595,971	152,223
	Pentair Ltd.	1,922,924	149,354
	Roper Industries Inc.	957,984	132,853
	Kansas City Southern	1,063,108	131,645
	Southwest Airlines Co.	6,721,141	126,626
	Fluor Corp.	1,575,862	126,526
	Fastenal Co.	2,633,592	125,122
	AMETEK Inc.	2,361,117	124,360
	Stanley Black & Decker
	Inc.	1,497,324	120,819
	Nielsen Holdings NV	2,441,137	112,024
	Flowserve Corp.	1,345,385	106,057
	Textron Inc.	2,712,278	99,703
	Rockwell Collins Inc.	1,303,426	96,349
*	Stericycle Inc.	826,812	96,051
	L-3 Communications
	Holdings Inc.	854,946	91,360
	Pall Corp.	1,068,696	91,213
	Expeditors International
	of Washington Inc.	1,983,195	87,756
	Republic Services Inc.
	Class A	2,605,304	86,496
	CH Robinson Worldwide
	Inc.	1,462,790	85,339
	Equifax Inc.	1,173,890	81,104
*	Jacobs Engineering
	Group Inc.	1,270,558	80,032
	Masco Corp.	3,443,704	78,413
	ADT Corp.	1,929,281	78,078
*	Quanta Services Inc.	2,082,416	65,721
	Xylem Inc.	1,779,679	61,577
	Snap-on Inc.	560,944	61,435
	Joy Global Inc.	1,025,203	59,964
	Cintas Corp.	971,458	57,889
	Robert Half International
	Inc.	1,336,978	56,140
	Iron Mountain Inc.	1,641,695	49,825
	Pitney Bowes Inc.	1,948,580	45,402
	Dun & Bradstreet Corp.	368,074	45,181
*	Allegion plc	861,462	38,068
	Ryder System Inc.	507,443	37,439
			17,403,917

			Market
			Value
		Shares	($000)
Information Technology (18.6%)
	Apple Inc.	8,679,674	4,870,252
*	Google Inc. Class A	2,707,245	3,034,037
	Microsoft Corp.	73,284,221	2,743,028
	International Business
	Machines Corp.	9,846,612	1,846,929
	Oracle Corp.	33,853,378	1,295,230
	Intel Corp.	47,954,793	1,244,906
	QUALCOMM Inc.	16,297,773	1,210,110
	Cisco Systems Inc.	51,578,315	1,157,933
	Visa Inc. Class A	4,912,548	1,093,926
*	Facebook Inc. Class A	15,867,457	867,315
	MasterCard Inc. Class A	998,735	834,403
*	eBay Inc.	11,239,942	616,960
	Hewlett-Packard Co.	18,539,649	518,739
	Accenture plc Class A	6,132,841	504,242
	EMC Corp.	19,851,805	499,273
	Texas Instruments Inc.	10,559,079	463,649
	Automatic Data
	Processing Inc.	4,644,208	375,298
*	Yahoo! Inc.	9,101,134	368,050
*	Salesforce.com Inc.	5,351,807	295,366
*	Cognizant Technology
	Solutions Corp. Class A	2,918,142	294,674
*	Adobe Systems Inc.	4,484,775	268,548
	Corning Inc.	13,961,011	248,785
*	Micron Technology Inc.	10,147,180	220,803
	TE Connectivity Ltd.	3,958,838	218,172
	Intuit Inc.	2,747,886	209,719
	Applied Materials Inc.	11,616,557	205,497
	Seagate Technology plc	3,146,372	176,700
	Western Digital Corp.	2,030,673	170,373
	Symantec Corp.	6,714,541	158,329
	Broadcom Corp. Class A	5,205,444	154,341
	SanDisk Corp.	2,179,115	153,715
	Analog Devices Inc.	3,000,623	152,822
	Fidelity National
	Information Services
	Inc.	2,808,529	150,762
	Motorola Solutions Inc.	2,221,188	149,930
*	Fiserv Inc.	2,488,201	146,928
	Paychex Inc.	3,135,476	142,758
	Amphenol Corp. Class A	1,526,955	136,174
	Xerox Corp.	11,163,778	135,863
	NetApp Inc.	3,287,822	135,261
*	Alliance Data Systems
	Corp.	469,942	123,562
	Xilinx Inc.	2,588,495	118,864
*	Citrix Systems Inc.	1,798,116	113,731
*	Juniper Networks Inc.	4,871,621	109,953
*	Autodesk Inc.	2,176,439	109,540
	CA Inc.	3,134,370	105,472
	KLA-Tencor Corp.	1,607,743	103,635
	Linear Technology Corp.	2,258,978	102,896
*	Red Hat Inc.	1,828,026	102,443

18

500 Index Fund

			Market
			Value
		Shares	($000)
	Altera Corp.	3,097,938	100,776
	Western Union Co.	5,327,397	91,898
	NVIDIA Corp.	5,581,649	89,418
	Microchip Technology
	Inc.	1,913,738	85,640
*	Lam Research Corp.	1,566,610	85,302
*	Akamai Technologies Inc.	1,726,654	81,464
	Computer Sciences Corp.	1,420,074	79,354
*	VeriSign Inc.	1,242,714	74,289
	Harris Corp.	1,030,998	71,974
*	Teradata Corp.	1,576,307	71,706
*	Electronic Arts Inc.	2,982,127	68,410
*	F5 Networks Inc.	748,679	68,025
	LSI Corp.	5,256,881	57,931
	Total System Services
	Inc.	1,611,043	53,616
	FLIR Systems Inc.	1,366,450	41,130
*	First Solar Inc.	681,100	37,215
	Jabil Circuit Inc.	1,783,543	31,105
			29,649,149
Materials (3.5%)
	Monsanto Co.	5,072,648	591,217
	EI du Pont de Nemours
	& Co.	8,934,070	580,447
	Dow Chemical Co.	11,700,340	519,495
	Freeport-McMoRan
	Copper & Gold Inc.	10,014,936	377,964
	Praxair Inc.	2,839,656	369,240
	LyondellBasell Industries
	NV Class A	4,214,191	338,315
	Ecolab Inc.	2,615,829	272,753
	PPG Industries Inc.	1,369,985	259,831
	Air Products
	& Chemicals Inc.	2,038,159	227,825
	International Paper Co.	4,279,545	209,826
	Nucor Corp.	3,069,718	163,862
	Mosaic Co.	3,287,465	155,398
	Sherwin-Williams Co.	830,817	152,455
	CF Industries Holdings
	Inc.	552,915	128,851
	Eastman Chemical Co.	1,484,834	119,826
	Newmont Mining Corp.	4,802,928	110,611
	Alcoa Inc.	10,318,297	109,684
	Sigma-Aldrich Corp.	1,154,365	108,522
	FMC Corp.	1,285,573	97,009
	Vulcan Materials Co.	1,253,874	74,505
	Ball Corp.	1,395,232	72,078
	Airgas Inc.	640,368	71,625
	International Flavors
	& Fragrances Inc.	786,336	67,609
	Sealed Air Corp.	1,892,429	64,437
	MeadWestvaco Corp.	1,716,000	63,372
*	Owens-Illinois Inc.	1,591,686	56,951
	Avery Dennison Corp.	932,050	46,780
	United States Steel Corp.	1,395,550	41,169
	Bemis Co. Inc.	992,976	40,672

			Market
			Value
		Shares	($000)
^	Cliffs Natural Resources
	Inc.	1,477,127	38,716
	Allegheny Technologies
	Inc.	1,041,672	37,115
			5,568,160
Telecommunication Services (2.3%)
	AT&T Inc.	50,819,862	1,786,826
	Verizon
	Communications Inc.	27,607,004	1,356,608
*	Crown Castle
	International Corp.	3,222,780	236,649
	CenturyLink Inc.	5,701,902	181,606
^	Windstream Holdings Inc.	5,750,296	45,887
	Frontier Communications
	Corp.	9,642,451	44,837
			3,652,413
Utilities (2.9%)
	Duke Energy Corp.	6,810,635	470,002
	Dominion Resources Inc.	5,599,348	362,222
	NextEra Energy Inc.	4,154,825	355,736
	Southern Co.	8,506,168	349,689
	Exelon Corp.	8,266,412	226,417
	American Electric Power
	Co. Inc.	4,700,841	219,717
	Sempra Energy	2,192,646	196,812
	PPL Corp.	6,079,934	182,945
	PG&E Corp.	4,334,384	174,589
	Public Service Enterprise
	Group Inc.	4,879,921	156,353
	Consolidated Edison Inc.	2,825,363	156,186
	Edison International	3,143,039	145,523
	Xcel Energy Inc.	4,800,625	134,129
	FirstEnergy Corp.	4,034,556	133,060
	Northeast Utilities	3,039,658	128,851
	ONEOK Inc.	1,990,013	123,739
	DTE Energy Co.	1,705,603	113,235
	Entergy Corp.	1,720,244	108,840
	NiSource Inc.	3,022,283	99,373
	CenterPoint Energy Inc.	4,135,017	95,850
	AES Corp.	6,334,488	91,913
	Wisconsin Energy Corp.	2,185,117	90,333
	NRG Energy Inc.	3,119,897	89,603
	Ameren Corp.	2,340,606	84,636
	CMS Energy Corp.	2,565,969	68,691
	SCANA Corp.	1,355,886	63,632
	Pinnacle West Capital
	Corp.	1,061,498	56,174
	AGL Resources Inc.	1,145,928	54,122
	Pepco Holdings Inc.	2,409,471	46,093
	Integrys Energy Group
	Inc.	769,811	41,885
	TECO Energy Inc.	1,970,506	33,972
			4,654,322
Total Common Stocks
(Cost $87,835,673)			159,120,495

19

500 Index Fund

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.125%	987,689,000	987,689

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Fannie Mae Discount
	Notes, 0.050%, 1/22/14	17,000	16,998
[4],5	Fannie Mae Discount
	Notes, 0.065%, 2/3/14	3,000	3,000
[4],5	Fannie Mae Discount
	Notes, 0.095%, 4/9/14	2,700	2,698
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.050%, 1/10/14	3,200	3,200
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.100%, 1/15/14	2,000	2,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.065%, 1/31/14	3,500	3,500
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.070%, 2/5/14	10,400	10,398
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.120%, 5/28/14	10,000	9,994
			51,788
Total Temporary Cash Investments
(Cost $1,039,481)			1,039,477
Total Investments (100.2%)
(Cost $88,875,154)			160,159,972
Other Assets and Liabilities (-0.2%)
Other Assets			1,122,690
Liabilities[3]			(1,465,325)
			(342,635)
Net Assets (100%)			159,817,337

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	92,719,156
Overdistributed Net Investment Income	(128,180)
Accumulated Net Realized Losses	(4,082,334)
Unrealized Appreciation (Depreciation)
Investment Securities	71,284,818
Futures Contracts	23,877
Net Assets	159,817,337

Investor Shares—Net Assets
Applicable to 162,934,311 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,758,019
Net Asset Value Per Share—
Investor Shares	$170.36

Admiral Shares—Net Assets
Applicable to 483,426,103 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	82,357,227
Net Asset Value Per Share—
Admiral Shares	$170.36

Signal Shares—Net Assets
Applicable to 246,338,279 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	34,665,577
Net Asset Value Per Share—
Signal Shares	$140.72

20

500 Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 88,937,611 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	15,036,514
Net Asset Value Per Share—
ETF Shares	$169.07

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,018,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,625,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $46,489,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	2,976,869
Interest[1]	918
Securities Lending	3,306
Total Income	2,981,093
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,701
Management and Administrative—Investor Shares	38,282
Management and Administrative—Admiral Shares	21,299
Management and Administrative—Signal Shares	6,737
Management and Administrative—ETF Shares	2,297
Marketing and Distribution—Investor Shares	5,264
Marketing and Distribution—Admiral Shares	9,864
Marketing and Distribution—Signal Shares	7,554
Marketing and Distribution—ETF Shares	2,290
Custodian Fees	1,016
Auditing Fees	35
Shareholders’ Reports—Investor Shares	427
Shareholders’ Reports—Admiral Shares	273
Shareholders’ Reports—Signal Shares	115
Shareholders’ Reports—ETF Shares	108
Trustees’ Fees and Expenses	176
Total Expenses	102,438
Net Investment Income	2,878,655
Realized Net Gain (Loss)
Investment Securities Sold	3,679,620
Futures Contracts	161,168
Realized Net Gain (Loss)	3,840,788
Change in Unrealized Appreciation (Depreciation)
Investment Securities	32,083,783
Futures Contracts	23,248
Change in Unrealized Appreciation (Depreciation)	32,107,031
Net Increase (Decrease) in Net Assets Resulting from Operations	38,826,474
1 Interest income from an affiliated company of the fund was $883,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,878,655	2,512,384
Realized Net Gain (Loss)	3,840,788	2,485,148
Change in Unrealized Appreciation (Depreciation)	32,107,031	11,202,236
Net Increase (Decrease) in Net Assets Resulting from Operations	38,826,474	16,199,768
Distributions
Net Investment Income
Investor Shares	(512,169)	(545,412)
Admiral Shares	(1,470,287)	(1,282,737)
Signal Shares	(665,590)	(564,477)
ETF Shares	(227,304)	(114,084)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(2,875,350)	(2,506,710)
Capital Share Transactions
Investor Shares	(4,012,845)	(4,504,796)
Admiral Shares	4,436,942	863,165
Signal Shares	(852,824)	2,758,859
ETF Shares	5,791,555	3,843,275
Net Increase (Decrease) from Capital Share Transactions	5,362,828	2,960,503
Total Increase (Decrease)	41,313,952	16,653,561
Net Assets
Beginning of Period	118,503,385	101,849,824
End of Period[1]	159,817,337	118,503,385

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($128,180,000) and ($131,485,000).

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$131.37	$115.80	$115.82	$102.67	$83.09
Investment Operations
Net Investment Income	2.956	2.709	2.246	2.020	2.131
Net Realized and Unrealized Gain (Loss)
on Investments	38.982	15.560	(.020)	13.096	19.553
Total from Investment Operations	41.938	18.269	2.226	15.116	21.684
Distributions
Dividends from Net Investment Income	(2.948)	(2.699)	(2.246)	(1.966)	(2.104)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.948)	(2.699)	(2.246)	(1.966)	(2.104)
Net Asset Value, End of Period	$170.36	$131.37	$115.80	$115.82	$102.67

Total Return[1]	32.18%	15.82%	1.97%	14.91%	26.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,758	$24,821	$25,967	$31,904	$48,313
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.13%	1.92%	1.94%	2.42%
Portfolio Turnover Rate[2]	3%	3%	4%	5%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$131.37	$115.80	$115.83	$102.67	$83.09
Investment Operations
Net Investment Income	3.142	2.866	2.391	2.152	2.227
Net Realized and Unrealized Gain (Loss)
on Investments	38.980	15.560	(.031)	13.092	19.556
Total from Investment Operations	42.122	18.426	2.360	15.244	21.783
Distributions
Dividends from Net Investment Income	(3.132)	(2.856)	(2.390)	(2.084)	(2.203)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.132)	(2.856)	(2.390)	(2.084)	(2.203)
Net Asset Value, End of Period	$170.36	$131.37	$115.80	$115.83	$102.67

Total Return[1]	32.33%	15.96%	2.08%	15.05%	26.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	82,357	$59,749	$51,925	$51,438	$28,380
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.25%	2.04%	2.05%	2.53%
Portfolio Turnover Rate[2]	3%	3%	4%	5%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

500 Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$108.52	$95.65	$95.68	$84.81	$68.64
Investment Operations
Net Investment Income	2.594	2.368	1.975	1.780	1.839
Net Realized and Unrealized Gain (Loss)
on Investments	32.193	12.861	(. 030)	10.813	16.151
Total from Investment Operations	34.787	15.229	1.945	12.593	17.990
Distributions
Dividends from Net Investment Income	(2.587)	(2.359)	(1.975)	(1.723)	(1.820)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.587)	(2.359)	(1.975)	(1.723)	(1.820)
Net Asset Value, End of Period	$140.72	$108.52	$95.65	$95.68	$84.81

Total Return	32.33%	15.97%	2.08%	15.05%	26.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,666	$27,304	$21,592	$18,977	$16,590
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.25%	2.04%	2.05%	2.53%
Portfolio Turnover Rate[1]	3%	3%	4%	5%	12%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

500 Index Fund

Financial Highlights

ETF Shares
				Sept. 7,
				2010[2], to
	Year Ended December 31,
For a Share Outstanding				Dec. 31,
Throughout Each Period[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$130.38	$114.92	$114.94	$100.16
Investment Operations
Net Investment Income	3.117	2.846	2.372	.726
Net Realized and Unrealized Gain (Loss)
on Investments	38.681	15.450	(.020)	15.138
Total from Investment Operations	41.798	18.296	2.352	15.864
Distributions
Dividends from Net Investment Income	(3.108)	(2.836)	(2.372)	(1.084)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.108)	(2.836)	(2.372)	(1.084)
Net Asset Value, End of Period	$169.07	$130.38	$114.92	$114.94

Total Return	32.33%	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,037	$6,628	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	2.07%	2.25%	2.04%	2.05%[3]
Portfolio Turnover Rate [4]	3%	3%	4%	5%

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Inception.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

28

500 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $17,431,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.97% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

500 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	159,120,495	—	—
Temporary Cash Investments	987,689	51,788	—
Futures Contracts—Assets[1]	4,826	—	—
Futures Contracts—Liabilities[1]	(1,076)	—	—
Total	160,111,934	51,788	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2014	1,388	638,862	23,610
E-mini S&P 500 Index	March 2014	835	76,866	267
				23,877

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $4,766,801,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $18,062,000 of ordinary income available for distribution. At December 31, 2013, the fund had available capital losses totaling $4,054,780,000 to offset future net capital gains. Of this amount, $2,057,911,000 is subject to expiration dates;

30

500 Index Fund

$293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,996,869,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $88,875,218,000. Net unrealized appreciation of investment securities for tax purposes was $71,284,754,000, consisting of unrealized gains of $75,003,464,000 on securities that had risen in value since their purchase and $3,718,710,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $17,102,010,000 of investment securities and sold $12,003,456,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,499,161,000 and $7,253,589,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. During the year ended December 31, 2013, the fund’s ETF Shares underwent a 1-for-2 reverse share split. Each shareholder of record on October 24, 2013, received one share for every two ETF Shares held on that date. The split had no effect on net assets or total return.

H. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,265,742	27,761	3,469,946	27,336
Issued in Lieu of Cash Distributions	491,640	3,197	524,604	4,049
Redeemed	(8,770,227)	(56,959)	(8,499,346)	(66,693)
Net Increase (Decrease)—Investor Shares	(4,012,845)	(26,001)	(4,504,796)	(35,308)
Admiral Shares
Issued	9,329,798	61,049	5,809,353	45,236
Issued in Lieu of Cash Distributions	1,339,808	8,678	1,167,640	9,003
Redeemed	(6,232,664)	(41,109)	(6,113,828)	(47,856)
Net Increase (Decrease) —Admiral Shares	4,436,942	28,618	863,165	6,383
Signal Shares
Issued	9,679,558	77,796	8,315,286	78,877
Issued in Lieu of Cash Distributions	594,241	4,673	507,129	4,731
Redeemed	(11,126,623)	(87,744)	(6,063,556)	(57,737)
Net Increase (Decrease)—Signal Shares	(852,824)	(5,275)	2,758,859	25,871
ETF Shares[1]
Issued	8,569,611	56,551	4,386,285	34,507
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,778,056)	(18,454)	(543,010)	(4,250)
Net Increase (Decrease) —ETF Shares	5,791,555	38,097	3,843,275	30,257
1 Shares adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

31

500 Index Fund

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition in these financial statements.

In October 2013, Vanguard announced plans to merge Vanguard Tax-Managed Growth and Income  Fund into Vanguard 500 Index Fund in the second quarter of 2014. Both funds seek to track the Standard & Poor’s 500 Index.

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2014

Special 2013 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,875,350,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 98.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

33

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares

Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	32.18%	17.81%	7.29%
Returns After Taxes on Distributions	31.58	17.41	6.95
Returns After Taxes on Distributions and Sale of Fund Shares	18.62	14.49	5.93

34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

35

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,162.03	$0.93
Admiral Shares	1,000.00	1,162.80	0.27
Signal Shares	1,000.00	1,162.81	0.27
ETF Shares	1,000.00	1,162.88	0.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

36

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

37

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

38

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland	Chairman Emeritus and Senior Advisor
Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P 500 Index is a product
With Hearing Impairment > 800-749-7273	of S&P Dow Jones Indices LLC and has been licensed
for use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022014

Annual Report | December 31, 2013

Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	32
Small-Cap Value Index Fund.	52
Your Fund’s After-Tax Returns.	74
About Your Fund’s Expenses.	75
Glossary.	78

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	37.62%
Admiral™ Shares	37.81
Signal® Shares	37.79
Institutional Shares	37.80
Institutional Plus Shares	37.85
ETF Shares
Market Price	37.75
Net Asset Value	37.80
Spliced Small-Cap Index	37.77
Small-Cap Core Funds Average	36.57
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Small-Cap Growth Index Fund
Investor Shares	37.98%
Admiral Shares	38.22
Institutional Shares	38.20
ETF Shares
Market Price	38.14
Net Asset Value	38.18
Spliced Small-Cap Growth Index	37.91
Small-Cap Growth Funds Average	42.14

For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	36.41%
Admiral Shares	36.58
Institutional Shares	36.55
ETF Shares
Market Price	36.48
Net Asset Value	36.57
Spliced Small-Cap Value Index	36.67
Small-Cap Value Funds Average	36.66

For a benchmark description, see the Glossary.

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$38.74	$52.69	$0.617	$0.000
Admiral Shares	38.76	52.72	0.689	0.000
Signal Shares	34.92	47.49	0.621	0.000
Institutional Shares	38.76	52.71	0.693	0.000
Institutional Plus Shares	111.87	152.16	2.028	0.000
ETF Shares	80.89	110.02	1.439	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$25.03	$34.37	$0.164	$0.000
Admiral Shares	31.30	42.98	0.280	0.000
Institutional Shares	25.07	34.42	0.225	0.000
ETF Shares	89.03	122.23	0.790	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$17.40	$23.33	$0.400	$0.000
Admiral Shares	31.20	41.82	0.782	0.000
Institutional Shares	17.44	23.37	0.439	0.000
ETF Shares	72.60	97.32	1.818	0.000

3

Chairman’s Letter

Dear Shareholder,

U.S. stocks produced strong results for the 12 months ended December 31, 2013, with stocks of smaller-capitalization companies outpacing their larger counterparts. In this investment environment, Vanguard’s three small-cap U.S. index funds delivered impressive gains, ranging from 36.41% for Vanguard Small-Cap Value Index Fund to 37.98% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund fell between the two other funds, returning 37.62%. (All returns are for the funds’ Investor Shares.)

The performances of all three funds closely tracked those of their target indexes.

Please note that in October, we announced plans to streamline Vanguard’s share-class offerings by phasing out Signal Shares. Your Small-Cap Index Fund’s Signal Shares will be converted to Admiral Shares by October 2014.

If you hold any of these funds in a taxable account, you may wish to review the discussion of after-tax returns that appears later in this report.

Earnings, optimism, and stimulus made it a big year for U.S. stocks
For the 12 months ended December 31, U.S. stocks surged about 34%, their best calendar-year finish since 1995. Corporations posted solid earnings,

4

and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results and emerging-market stocks dipping into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. Although Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe. . . a balanced, diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as the Fed’s phaseout loomed
The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

5

anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. Returns for money market funds and savings accounts remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Small-caps outperformed as investors pursued more risk
The most recent 12 months was, as I mentioned, a strong period for stocks of all sizes; small-caps, though, generally outperformed larger-company stocks. Shares of these smaller firms can outperform at times, such as during the past fiscal year, when investors seem more open to risk-taking. Keep in mind that prices of small-cap stocks often fluctuate more than those of large-company stocks.

During 2013, small-cap growth stocks were especially in favor. Such companies may have been attractive to investors because larger companies have faced challenges in recent years delivering more than just modest profit and sales growth. Although the Small-Cap Growth Index Fund led, each of the small-cap index funds posted positive results in all ten market sectors.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%	1.34%
Small-Cap Growth Index Fund	0.24	0.10	—	0.08	—	0.10	1.47
Small-Cap Value Index Fund	0.24	0.10	—	0.08	—	0.10	1.40

The fund expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Within the Small-Cap Growth Index Fund, industrial stocks contributed most to returns; various types of business-support companies and industrial engineering firms thrived as corporate budgets grew and business expansion accelerated. Holdings in health care also added significantly to performance, as the industry benefited from expanded pipelines for new medicines and favorable rulings from the Food and Drug Administration. The fund also posted sizable gains in consumer services and technology.

The Small-Cap Value Index Fund benefited most from its outsized allocation to financials, which added more than 10 percentage points to the

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Small-Cap Index Fund Investor Shares	10.20%
Spliced Small-Cap Index	10.27
Small-Cap Core Funds Average	8.46
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Growth Index Fund Investor Shares	10.63%
Spliced Small-Cap Growth Index	10.66
Small-Cap Growth Funds Average	8.03
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Value Index Fund Investor Shares	9.54%
Spliced Small-Cap Value Index	9.67
Small-Cap Value Funds Average	8.79
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

fund’s return. Overall, the sector was helped by the strong investing environment, fewer insurance claims, firmer corporate balance sheets, better lending conditions, and the improved housing and labor markets. The fund’s holdings in industrials also boosted performance.

The Small-Cap Index Fund’s performance closely mirrored that of the Growth Fund, with industrial stocks contributing most to returns. Holdings in consumer services and health care boosted results as well. As in the Value Fund, financial stocks were strong performers.

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55%
in the most recent 12 months, but that’s not enough to explain such a big leap in the average.
Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31%
during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on?
(Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

8

Over ten years, all three funds posted competitive results
For the decade ended December 31, 2013, Vanguard’s three small-cap index funds recorded average annual returns ranging from 9.54% for the Small-Cap Value Index Fund to 10.63% for the Small-Cap Growth Index Fund. Each fund’s average annual return surpassed that of its peer group.

The three funds have met their objective of closely tracking their target index over the long term. This tracking success is a tribute to Vanguard Equity Investment Group, the funds’ advisor. The advisor is helped in this effort by the funds’ low expenses, which are far below the industry average for small-cap funds.

Rebalancing your portfolio keeps your target in focus
The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. But although the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback in stocks after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income. I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a riskier portfolio than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2014

9

Small-Cap Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.09%	1.23%	1.23%	1.24%	1.26%	1.23%

Portfolio Characteristics
			DJ
			U.S. Total
		CRSP US	Stock
		Small Cap	Market
	Fund	Index FA Index
Number of Stocks	1,442	1,432	3,653
Median Market Cap	$3.0B	$3.0B	$43.0B
Price/Earnings Ratio	29.1x	29.1x	20.7x
Price/Book Ratio	2.5x	2.5x	2.7x
Return on Equity	9.9%	9.9%	16.5%
Earnings Growth
Rate	10.7%	10.7%	11.4%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	29%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		CRSP US	Stock
		Small Cap	Market
	Fund	Index FA Index
Basic Materials	4.4%	4.4%	3.1%
Consumer Goods	7.9	7.9	10.2
Consumer Services	13.5	13.7	13.7
Financials	23.0	23.0	18.4
Health Care	9.8	9.8	11.8
Industrials	20.7	20.7	13.5
Oil & Gas	5.3	5.2	9.3
Technology	11.5	11.4	14.9
Telecommunications	0.7	0.7	2.1
Utilities	3.2	3.2	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Stock Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.25
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fortune Brands Home & Building Materials &
Security Inc.	Fixtures	0.3%
United Rentals Inc.	Business Support
	Services	0.3
Hanesbrands Inc.	Clothing &
	Accessories	0.3
Wabtec Corp.	Commercial Vehicles
	& Trucks	0.3
Gannett Co. Inc.	Publishing	0.3
Snap-on Inc.	Durable Household
	Products	0.2
Jazz Pharmaceuticals plc Pharmaceuticals		0.2
Omnicare Inc.	Drug Retailers	0.2
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.2
Packaging Corp. of	Containers &
America	Packaging	0.2
Top Ten		2.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

10

Small-Cap Index Fund

Investment Focus

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund*Investor
	Shares	37.62%	22.38%	10.20%	$26,424
••••••••	Spliced Small-Cap Index	37.77	22.48	10.27	26,571
– – – –	Small-Cap Core Funds Average	36.57	19.95	8.46	22,527
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares		37.81%	22.55%	10.34%	$26,752
Spliced Small-Cap Index		37.77	22.48	10.27	26,571
Dow Jones U.S. Total Stock Market Float
Adjusted Index		33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/15/2006)	Investment
Small-Cap Index Fund Signal Shares	37.79%	22.55%	8.50%	$17,766
Spliced Small-Cap Index	37.77	22.48	8.40	17,650
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	6.54	15,627

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	37.80%	22.59%	10.38%	$13,427,139
Spliced Small-Cap Index	37.77	22.48	10.27	13,285,297
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	37.85%		16.74%	$160,046,784
Spliced Small-Cap Index	37.77		16.65	159,652,333
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47		16.45	158,820,537

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	37.80%	22.55%	9.65%	$24,966
Spliced Small-Cap Index	37.77	22.48	9.57	24,787
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

Small-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Index Fund ETF Shares Market Price	37.75%	177.58%	149.66%
Small-Cap Index Fund ETF Shares Net Asset Value	37.80	176.42	149.66
Spliced Small-Cap Index	37.77	175.58	147.87
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

14

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,193,356	91,046	0.2%
Rockwood Holdings Inc.	1,207,115	86,816	0.2%
Basic Materials—Other †		1,765,505	4.0%
		1,943,367	4.4%
Consumer Goods
Hanesbrands Inc.	1,634,446	114,852	0.3%
Snap-on Inc.	958,792	105,007	0.3%
Goodyear Tire & Rubber Co.	4,071,432	97,104	0.2%
* Toll Brothers Inc.	2,600,750	96,228	0.2%
Harman International Industries Inc.	1,114,528	91,224	0.2%
Ingredion Inc.	1,264,685	86,580	0.2%
Consumer Goods—Other †		2,888,781	6.5%
		3,479,776	7.9%
Consumer Services
Gannett Co. Inc.	3,759,088	111,194	0.3%
Omnicare Inc.	1,698,458	102,519	0.2%
Foot Locker Inc.	2,449,394	101,503	0.2%
Dick’s Sporting Goods Inc.	1,664,133	96,686	0.2%
GNC Holdings Inc. Class A	1,566,978	91,590	0.2%
GameStop Corp. Class A	1,832,646	90,276	0.2%
Dunkin’ Brands Group Inc.	1,759,460	84,806	0.2%
Alaska Air Group Inc.	1,147,244	84,173	0.2%
Consumer Services—Other †		5,176,680	11.7%
		5,939,427	13.4%

15

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Financials
	Arthur J Gallagher & Co.	2,184,212	102,505	0.2%
*	E*TRADE Financial Corp.	4,735,879	93,013	0.2%
	Starwood Property Trust Inc.	3,220,177	89,199	0.2%
	Waddell & Reed Financial Inc. Class A	1,338,742	87,179	0.2%
	Financials—Other †		9,684,617	21.9%
			10,056,513	22.7%
Health Care
*	Jazz Pharmaceuticals plc	810,311	102,553	0.2%
	Cooper Cos. Inc.	807,267	99,972	0.2%
*	Alkermes plc	2,255,622	91,714	0.2%
*	Salix Pharmaceuticals Ltd.	985,072	88,597	0.2%
*	MEDNAX Inc.	1,658,579	88,535	0.2%
*	United Therapeutics Corp.	745,547	84,306	0.2%
*	Cubist Pharmaceuticals Inc.	1,221,104	84,097	0.2%
	Health Care—Other †		3,649,395	8.3%
			4,289,169	9.7%
Industrials
	Fortune Brands Home & Security Inc.	2,742,618	125,338	0.3%
*	United Rentals Inc.	1,537,710	119,864	0.3%
	Wabtec Corp.	1,508,813	112,060	0.2%
	Packaging Corp. of America	1,617,364	102,347	0.2%
	IDEX Corp.	1,337,941	98,807	0.2%
	Lincoln Electric Holdings Inc.	1,345,957	96,021	0.2%
	Total System Services Inc.	2,817,372	93,762	0.2%
	Valspar Corp.	1,286,721	91,730	0.2%
*	Colfax Corp.	1,428,353	90,972	0.2%
	Waste Connections Inc.	1,935,748	84,457	0.2%
*	Kirby Corp.	842,954	83,663	0.2%
	Jack Henry & Associates Inc.	1,410,964	83,543	0.2%
	Carlisle Cos. Inc.	1,049,010	83,291	0.2%
*	CoStar Group Inc.	450,477	83,149	0.2%
*	Genesee & Wyoming Inc. Class A	854,753	82,099	0.2%
	Industrials—Other †		7,648,325	17.3%
			9,079,428	20.5%
Oil & Gas
*	Oil States International Inc.	909,532	92,518	0.2%
*	Gulfport Energy Corp.	1,387,316	87,609	0.2%
	Oil & Gas—Other †		2,119,354	4.8%
			2,299,481	5.2%
Technology
*	NCR Corp.	2,745,057	93,497	0.2%
	IAC/InterActiveCorp	1,278,676	87,832	0.2%
*	athenahealth Inc.	613,255	82,483	0.2%
	Technology—Other †		4,758,318	10.7%
			5,022,130	11.3%
Telecommunications
*	Level 3 Communications Inc.	2,766,072	91,751	0.2%
	Telecommunications—Other †		207,984	0.5%
			299,735	0.7%

16

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Utilities
AGL Resources Inc.	1,959,056		92,526	0.2%
ITC Holdings Corp.	865,265		82,910	0.2%
Utilities—Other †			1,228,491	2.8%
			1,403,927	3.2%
Total Common Stocks (Cost $31,187,639)			43,812,953	99.0%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
2,[3] Vanguard Market Liquidity Fund	0.125%	1,060,404,291	1,060,404	2.4%

4U.S. Government and Agency Obligations †			19,692	0.1%
Total Temporary Cash Investments (Cost $1,080,099)			1,080,096	2.5%[1]
[5]Total Investments (Cost $32,267,738)			44,893,049	101.5%
Other Assets and Liabilities
Other Assets			207,705	0.5%
Liabilities[3]			(857,657)	(2.0%)
			(649,952)	(1.5%)
Net Assets			44,243,097	100.0%

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				33,335,343
Overdistributed Net Investment Income				(37,787)
Accumulated Net Realized Losses				(1,689,883)
Unrealized Appreciation (Depreciation)
Investment Securities				12,625,311
Futures Contracts				10,113
Net Assets				44,243,097

Investor Shares—Net Assets
Applicable to 95,678,323 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,040,982
Net Asset Value Per Share—Investor Shares				$52.69

Admiral Shares—Net Assets
Applicable to 192,079,106 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				10,125,873
Net Asset Value Per Share—Admiral Shares				$52.72

17

Small-Cap Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 154,781,483 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,351,107
Net Asset Value Per Share—Signal Shares	$47.49

Institutional Shares—Net Assets
Applicable to 174,244,803 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,185,118
Net Asset Value Per Share—Institutional Shares	$52.71

Institutional Plus Shares—Net Assets
Applicable to 28,408,055 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,322,531
Net Asset Value Per Share—Institutional Plus Shares	$152.16

ETF Shares—Net Assets
Applicable to 74,691,296 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,217,486
Net Asset Value Per Share—ETF Shares	$110.02

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $482,350,000 of collateral received for securities on loan.
4 Securities with a value of $18,892,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $458,686,000
See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	565,017
Interest[1]	457
Securities Lending	28,591
Total Income	594,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,769
Management and Administrative—Investor Shares	9,399
Management and Administrative—Admiral Shares	5,643
Management and Administrative—Signal Shares	3,481
Management and Administrative—Institutional Shares	3,613
Management and Administrative—Institutional Plus Shares	1,203
Management and Administrative—ETF Shares	3,876
Marketing and Distribution—Investor Shares	1,005
Marketing and Distribution—Admiral Shares	1,106
Marketing and Distribution—Signal Shares	1,410
Marketing and Distribution—Institutional Shares	1,754
Marketing and Distribution—Institutional Plus Shares	530
Marketing and Distribution—ETF Shares	1,447
Custodian Fees	971
Auditing Fees	37
Shareholders’ Reports—Investor Shares	114
Shareholders’ Reports—Admiral Shares	56
Shareholders’ Reports—Signal Shares	68
Shareholders’ Reports—Institutional Shares	89
Shareholders’ Reports—Institutional Plus Shares	20
Shareholders’ Reports—ETF Shares	212
Trustees’ Fees and Expenses	42
Total Expenses	37,845
Net Investment Income	556,220
Realized Net Gain (Loss)
Investment Securities Sold	494,130
Futures Contracts	89,092
Realized Net Gain (Loss)	583,222
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,267,790
Futures Contracts	9,626
Change in Unrealized Appreciation (Depreciation)	10,277,416
Net Increase (Decrease) in Net Assets Resulting from Operations	11,416,858
1 Interest income from an affiliated company of the fund was $433,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	556,220	502,306
Realized Net Gain (Loss)	583,222	1,147,066
Change in Unrealized Appreciation (Depreciation)	10,277,416	2,559,591
Net Increase (Decrease) in Net Assets Resulting from Operations	11,416,858	4,208,963
Distributions
Net Investment Income
Investor Shares	(59,108)	(65,627)
Admiral Shares	(130,303)	(119,456)
Signal Shares	(95,062)	(79,055)
Institutional Shares	(118,018)	(108,272)
Institutional Plus Shares	(56,696)	(45,220)
ETF Shares	(108,060)	(87,168)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(567,247)	(504,798)
Capital Share Transactions
Investor Shares	(140,555)	(706,073)
Admiral Shares	1,110,132	130,540
Signal Shares	1,241,430	730,889
Institutional Shares	948,902	272,583
Institutional Plus Shares	914,375	284,008
ETF Shares	1,555,179	406,197
Net Increase (Decrease) from Capital Share Transactions	5,629,463	1,118,144
Total Increase (Decrease)	16,479,074	4,822,309
Net Assets
Beginning of Period	27,764,023	22,941,714
End of Period[1]	44,243,097	27,764,023

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($37,787,000) and ($28,016,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.74	$33.38	$34.75	$27.49	$20.40
Investment Operations
Net Investment Income	.609	.659	.402	.355	.272
Net Realized and Unrealized Gain (Loss)
on Investments	13.958	5.363	(1.375)	7.266	7.094
Total from Investment Operations	14.567	6.022	(.973)	7.621	7.366
Distributions
Dividends from Net Investment Income	(. 617)	(. 662)	(. 397)	(.361)	(.276)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.617)	(.662)	(.397)	(.361)	(.276)
Net Asset Value, End of Period	$52.69	$38.74	$33.38	$34.75	$27.49

Total Return[1]	37.62%	18.04%	-2.80%	27.72%	36.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,041	$3,813	$3,925	$5,270	$5,913
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.82%	1.15%	1.24%	1.30%
Portfolio Turnover Rate[2]	29%	14%	17%	12%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.76	$33.39	$34.78	$27.50	$20.40
Investment Operations
Net Investment Income	.681	.717	.461	.384	.303
Net Realized and Unrealized Gain (Loss)
on Investments	13.968	5.372	(1.395)	7.286	7.105
Total from Investment Operations	14.649	6.089	(.934)	7.670	7.408
Distributions
Dividends from Net Investment Income	(.689)	(.719)	(.456)	(.390)	(.308)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.689)	(.719)	(.456)	(.390)	(.308)
Net Asset Value, End of Period	$52.72	$38.76	$33.39	$34.78	$27.50

Total Return[1]	37.81%	18.24%	-2.69%	27.89%	36.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,126	$6,541	$5,525	$5,554	$1,992
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[2]	29%	14%	17%	12%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.92	$30.08	$31.33	$24.79	$18.39
Investment Operations
Net Investment Income	.614	.648	.417	.359	.274
Net Realized and Unrealized Gain (Loss)
on Investments	12.577	4.841	(1.254)	6.545	6.405
Total from Investment Operations	13.191	5.489	(.837)	6.904	6.679
Distributions
Dividends from Net Investment Income	(.621)	(.649)	(.413)	(.364)	(.279)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.621)	(.649)	(.413)	(.364)	(.279)
Net Asset Value, End of Period	$47.49	$34.92	$30.08	$31.33	$24.79

Total Return	37.79%	18.25%	-2.68%	27.85%	36.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,351	$4,329	$3,075	$2,300	$1,763
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[1]	29%	14%	17%	12%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.76	$33.39	$34.77	$27.50	$20.40
Investment Operations
Net Investment Income	.686	.724	.467	.410	.316
Net Realized and Unrealized Gain (Loss)
on Investments	13.957	5.372	(1.385)	7.276	7.106
Total from Investment Operations	14.643	6.096	(.918)	7.686	7.422
Distributions
Dividends from Net Investment Income	(.693)	(.726)	(.462)	(.416)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.693)	(.726)	(.462)	(.416)	(.322)
Net Asset Value, End of Period	$52.71	$38.76	$33.39	$34.77	$27.50

Total Return	37.80%	18.26%	-2.65%	27.95%	36.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,185	$5,955	$4,894	$5,711	$4,162
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.98%	1.31%	1.42%	1.50%
Portfolio Turnover Rate[1]	29%	14%	17%	12%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
				Dec. 17,
				2010[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$111.87	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	2.007	2.114	1.373	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	40.311	15.506	(4.023)	.767
Total from Investment Operations	42.318	17.620	(2.650)	.831
Distributions
Dividends from Net Investment Income	(2.028)	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.028)	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$152.16	$111.87	$96.37	$100.38

Total Return	37.85%	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,323	$2,435	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.57%	2.00%	1.33%	1.44%[3]
Portfolio Turnover Rate[4]	29%	14%	17%	12%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$80.89	$69.70	$72.58	$57.41	$42.60
Investment Operations
Net Investment Income	1.424	1.500	.957	.833	.646
Net Realized and Unrealized Gain (Loss)
on Investments	29.145	11.194	(2.891)	15.183	14.822
Total from Investment Operations	30.569	12.694	(1.934)	16.016	15.468
Distributions
Dividends from Net Investment Income	(1.439)	(1.504)	(.946)	(.846)	(.658)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.439)	(1.504)	(.946)	(.846)	(.658)
Net Asset Value, End of Period	$110.02	$80.89	$69.70	$72.58	$57.41

Total Return	37.80%	18.22%	-2.68%	27.89%	36.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,217	$4,691	$3,683	$4,843	$3,460
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[1]	29%	14%	17%	12%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

27

Small-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $4,828,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28

Small-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,812,953	—	—
Temporary Cash Investments	1,060,404	19,692	—
Futures Contracts—Assets[1]	2,089	—	—
Futures Contracts—Liabilities[1]	(155)	—	—
Total	44,875,291	19,692	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	3,331	386,862	9,016
E-mini S&P MidCap 400 Index	March 2014	406	54,380	1,097
				10,113

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,256,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $9,287,000, of which all has been distributed and is reflected in the balance of overdistributed net investment income.

29

Small-Cap Index Fund

During the year ended December 31, 2013, the fund realized $1,239,603,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $3,070,000 of ordinary income available for distribution. At December 31, 2013, the fund had available capital losses totaling $1,606,276,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $660,119,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $32,350,490,000. Net unrealized appreciation of investment securities for tax purposes was $12,542,559,000, consisting of unrealized gains of $13,667,829,000 on securities that had risen in value since their purchase and $1,125,270,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $18,930,325,000 of investment securities and sold $13,403,788,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,376,566,000 and $2,909,239,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,042,480	22,850	696,904	18,945
Issued in Lieu of Cash Distributions	56,809	1,090	63,466	1,641
Redeemed	(1,239,844)	(26,671)	(1,466,443)	(39,768)
Net Increase (Decrease)—Investor Shares	(140,555)	(2,731)	(706,073)	(19,182)
Admiral Shares
Issued	1,852,237	39,626	795,474	21,365
Issued in Lieu of Cash Distributions	117,877	2,260	108,574	2,806
Redeemed	(859,982)	(18,566)	(773,508)	(20,883)
Net Increase (Decrease) —Admiral Shares	1,110,132	23,320	130,540	3,288
Signal Shares
Issued	2,803,375	67,822	1,645,642	49,338
Issued in Lieu of Cash Distributions	86,598	1,843	71,340	2,046
Redeemed	(1,648,543)	(38,841)	(986,093)	(29,645)
Net Increase (Decrease)—Signal Shares	1,241,430	30,824	730,889	21,739

30

Small-Cap Index Fund

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	2,730,652	59,376	1,670,109	45,178
Issued in Lieu of Cash Distributions	109,774	2,105	98,902	2,556
Redeemed	(1,891,524)	(40,878)	(1,496,428)	(40,673)
Net Increase (Decrease)—Institutional Shares	948,902	20,603	272,583	7,061
Institutional Plus Shares
Issued	1,629,864	12,227	733,174	6,917
Issued in Lieu of Cash Distributions	56,601	376	45,220	405
Redeemed	(772,090)	(5,966)	(494,386)	(4,639)
Net Increase (Decrease)—Institutional Plus Shares	914,375	6,637	284,008	2,683
ETF Shares
Issued	4,397,170	44,397	2,788,617	36,449
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,841,991)	(27,700)	(2,382,420)	(31,300)
Net Increase (Decrease)—ETF Shares	1,555,179	16,697	406,197	5,149

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

31

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	0.53%	0.67%	0.68%	0.67%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Small Cap	Stock
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	680	673	3,653
Median Market Cap	$3.1B	$3.1B	$43.0B
Price/Earnings Ratio	41.8x	41.8x	20.7x
Price/Book Ratio	3.5x	3.5x	2.7x
Return on Equity	11.1%	11.1%	16.5%
Earnings Growth
Rate	15.8%	15.8%	11.4%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	50%	—	—
Short-Term Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Stock
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.5%	2.5%	3.1%
Consumer Goods	8.6	8.6	10.2
Consumer Services	14.6	14.6	13.7
Financials	16.3	16.4	18.4
Health Care	14.7	14.6	11.8
Industrials	18.8	18.8	13.5
Oil & Gas	6.2	6.2	9.3
Technology	16.9	16.9	14.9
Telecommunications	0.9	0.9	2.1
Utilities	0.5	0.5	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Stock Market
	Growth Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.29
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fortune Brands Home & Building Materials &
Security Inc.	Fixtures	0.6%
Wabtec Corp.	Commercial Vehicles
	& Trucks	0.6
Jazz Pharmaceuticals plc Pharmaceuticals		0.5
Cooper Cos. Inc.	Medical Supplies	0.5
Dick's Sporting Goods
Inc.	Specialty Retailers	0.5
Toll Brothers Inc.	Home Construction	0.5
Lincoln Electric Holdings
Inc.	Industrial Machinery	0.5
Level 3 Communications Fixed Line
Inc.	Telecommunications	0.5
Alkermes plc	Pharmaceuticals	0.5
GNC Holdings Inc.	Food Retailers &
	Wholesalers	0.5
Top Ten		5.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

32

Small-Cap Growth Index Fund

Investment Focus

33

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Growth Index
	Fund*Investor Shares	37.98%	24.23%	10.63%	$27,467
••••••••	Spliced Small-Cap Growth Index	37.91	24.26	10.66	27,533
– – – –	Small-Cap Growth Funds Average	42.14	21.72	8.03	21,645
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Since	Final Value
			One	Inception	of a $10,000
			Year	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares			38.22%	28.29%	$17,559
Spliced Small-Cap Growth Index			37.91	28.10	17,502
Dow Jones U.S. Total Stock Market Float
Adjusted Index			33.47	25.52	16,717
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

34

Small-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	38.20%	24.45%	10.82%	$13,963,077

Spliced Small-Cap Growth Index	37.91	24.26	10.66	13,766,409
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	38.18%	24.40%	9.88%	$25,478
Spliced Small-Cap Growth Index	37.91	24.26	9.77	25,238
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Growth Index Fund ETF Shares Market
Price	38.14%	198.78%	154.75%
Small-Cap Growth Index Fund ETF Shares Net
Asset Value	38.18	197.90	154.78
Spliced Small-Cap Growth Index	37.91	196.30	152.38

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

35

Small-Cap Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

36

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		377,074	2.5%

Consumer Goods
* Toll Brothers Inc.	1,989,839	73,624	0.5%
Harman International Industries Inc.	852,857	69,806	0.4%
* Middleby Corp.	241,399	57,929	0.4%
Gentex Corp.	1,736,124	57,275	0.4%
Consumer Goods—Other †		1,047,759	6.9%
		1,306,393	8.6%
Consumer Services
Dick’s Sporting Goods Inc.	1,273,557	73,994	0.5%
GNC Holdings Inc. Class A	1,199,282	70,098	0.5%
Dunkin’ Brands Group Inc.	1,346,812	64,916	0.4%
* Sally Beauty Holdings Inc.	2,069,130	62,550	0.4%
* Panera Bread Co. Class A	337,927	59,708	0.4%
Consumer Services—Other †		1,876,199	12.3%
		2,207,465	14.5%
Financials
Waddell & Reed Financial Inc. Class A	1,024,491	66,715	0.4%
Duke Realty Corp.	4,113,199	61,862	0.4%
* SVB Financial Group	576,599	60,462	0.4%
* Signature Bank	553,384	59,444	0.4%
Extra Space Storage Inc.	1,388,413	58,494	0.4%
CBOE Holdings Inc.	1,100,047	57,158	0.4%
DDR Corp.	3,628,778	55,774	0.4%
Regency Centers Corp.	1,164,738	53,927	0.4%
BRE Properties Inc.	973,787	53,276	0.3%
Financials—Other †		1,948,832	12.8%
		2,475,944	16.3%

37

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	Jazz Pharmaceuticals plc	620,116	78,482	0.5%
	Cooper Cos. Inc.	618,000	76,533	0.5%
*	Alkermes plc	1,726,513	70,200	0.5%
*	Salix Pharmaceuticals Ltd.	754,420	67,853	0.5%
*	MEDNAX Inc.	1,269,970	67,791	0.4%
*	United Therapeutics Corp.	570,310	64,491	0.4%
*	Cubist Pharmaceuticals Inc.	935,112	64,401	0.4%
*	Isis Pharmaceuticals Inc.	1,465,547	58,387	0.4%
*	Medivation Inc.	905,046	57,760	0.4%
	Health Care—Other †		1,617,563	10.6%
			2,223,461	14.6%
Industrials
	Fortune Brands Home & Security Inc.	2,097,919	95,875	0.6%
	Wabtec Corp.	1,154,892	85,774	0.6%
	Lincoln Electric Holdings Inc.	1,030,346	73,505	0.5%
*	Colfax Corp.	1,093,516	69,646	0.5%
	Waste Connections Inc.	1,481,805	64,651	0.4%
*	Kirby Corp.	645,161	64,032	0.4%
	Jack Henry & Associates Inc.	1,080,571	63,981	0.4%
*	CoStar Group Inc.	344,696	63,624	0.4%
*	Genesee & Wyoming Inc. Class A	654,695	62,883	0.4%
	Graco Inc.	772,508	60,348	0.4%
	Acuity Brands Inc.	543,395	59,404	0.4%
*	Hexcel Corp.	1,256,053	56,133	0.4%
	AO Smith Corp.	983,988	53,076	0.4%
	Industrials—Other †		1,982,442	13.0%
			2,855,374	18.8%
Oil & Gas
*	Gulfport Energy Corp.	1,061,649	67,043	0.4%
	Oil & Gas—Other †		877,869	5.8%
			944,912	6.2%
Technology
	IAC/InterActiveCorp	978,485	67,212	0.4%
*	athenahealth Inc.	469,546	63,154	0.4%
	Solera Holdings Inc.	869,494	61,525	0.4%
*	Concur Technologies Inc.	565,764	58,376	0.4%
*,^	3D Systems Corp.	615,921	57,238	0.4%
*	PTC Inc.	1,507,420	53,348	0.4%
	Technology—Other †		2,202,796	14.5%
			2,563,649	16.9%
Telecommunications
*	Level 3 Communications Inc.	2,117,153	70,226	0.4%
*	tw telecom inc Class A	1,819,112	55,429	0.4%
	Telecommunications—Other †		15,352	0.1%
			141,007	0.9%
Utilities
	ITC Holdings Corp.	662,086	63,441	0.4%
	Utilities—Other †		17,309	0.1%
			80,750	0.5%
Total Common Stocks (Cost $11,194,385)			15,176,029	99.8%[1]

38

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,[3] Vanguard Market Liquidity Fund	0.125%	269,954,261	269,954	1.8%

4U.S. Government and Agency Obligations †			3,698	0.0%
Total Temporary Cash Investments (Cost $273,653)			273,652	1.8%[1]
Total Investments (Cost $11,468,038)			15,449,681	101.6%
Other Assets and Liabilities
Other Assets			71,260	0.5%
Liabilities[3]			(321,126)	(2.1%)
			(249,866)	(1.6%)
Net Assets			15,199,815	100.0%

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,761,531
Overdistributed Net Investment Income				(7,700)
Accumulated Net Realized Losses				(536,342)
Unrealized Appreciation (Depreciation)
Investment Securities				3,981,643
Futures Contracts				683
Net Assets				15,199,815

Investor Shares—Net Assets
Applicable to 83,167,967 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,858,604
Net Asset Value Per Share—Investor Shares				$34.37

Admiral Shares—Net Assets
Applicable to 113,564,699 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,880,666
Net Asset Value Per Share—Admiral Shares				$42.98

Institutional Shares—Net Assets
Applicable to 111,084,306 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,823,249
Net Asset Value Per Share—Institutional Shares				$34.42

39

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 29,758,082 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,637,296
Net Asset Value Per Share—ETF Shares	$122.23

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $165,513,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $174,719,000 of collateral received for securities on loan.
4 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	91,466
Interest[1]	132
Securities Lending	17,567
Total Income	109,165
Expenses
The Vanguard Group—Note B
Investment Advisory Services	742
Management and Administrative—Investor Shares	6,163
Management and Administrative—Admiral Shares	2,275
Management and Administrative—Institutional Shares	1,387
Management and Administrative—ETF Shares	1,757
Marketing and Distribution—Investor Shares	766
Marketing and Distribution—Admiral Shares	581
Marketing and Distribution—Institutional Shares	674
Marketing and Distribution—ETF Shares	559
Custodian Fees	354
Auditing Fees	36
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	43
Shareholders’ Reports—ETF Shares	107
Trustees’ Fees and Expenses	15
Total Expenses	15,518
Net Investment Income	93,647
Realized Net Gain (Loss)
Investment Securities Sold	913,325
Futures Contracts	388
Realized Net Gain (Loss)	913,713
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,951,621
Futures Contracts	554
Change in Unrealized Appreciation (Depreciation)	2,952,175
Net Increase (Decrease) in Net Assets Resulting from Operations	3,959,535
1 Interest income from an affiliated company of the fund was $121,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,647	96,313
Realized Net Gain (Loss)	913,713	420,030
Change in Unrealized Appreciation (Depreciation)	2,952,175	889,417
Net Increase (Decrease) in Net Assets Resulting from Operations	3,959,535	1,405,760
Distributions
Net Investment Income
Investor Shares	(13,753)	(23,644)
Admiral Shares	(31,388)	(26,176)
Institutional Shares	(24,532)	(24,191)
ETF Shares	(23,474)	(22,630)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(93,147)	(96,641)
Capital Share Transactions
Investor Shares	(738,905)	(371,989)
Admiral Shares	1,252,154	447,516
Institutional Shares	609,367	400,654
ETF Shares	510,887	41,161
Net Increase (Decrease) from Capital Share Transactions	1,633,503	517,342
Total Increase (Decrease)	5,499,891	1,826,461
Net Assets
Beginning of Period	9,699,924	7,873,463
End of Period[1]	15,199,815	9,699,924

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,700,000) and ($8,202,000).

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$25.03	$21.49	$21.92	$16.83	$11.90
Investment Operations
Net Investment Income	.168	.223	.086	.075	.046
Net Realized and Unrealized Gain (Loss)
on Investments	9.336	3.541	(.431)	5.091	4.933
Total from Investment Operations	9.504	3.764	(.345)	5.166	4.979
Distributions
Dividends from Net Investment Income	(.164)	(.224)	(.085)	(.076)	(.049)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.164)	(.224)	(.085)	(.076)	(.049)
Net Asset Value, End of Period	$34.37	$25.03	$21.49	$21.92	$16.83

Total Return[1]	37.98%	17.52%	-1.58%	30.69%	41.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,859	$2,649	$2,613	$4,229	$3,018
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	0.63%	0.97%	0.37%	0.43%	0.33%
Portfolio Turnover Rate[2]	50%	37%	40%	34%	38%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares			Sept. 27,
	Year Ended		2011[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	.284	.326	.031
Net Realized and Unrealized Gain (Loss) on Investments	11.676	4.420	1.962
Total from Investment Operations	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(.280)	(.326)	(.113)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.280)	(.326)	(.113)
Net Asset Value, End of Period	$42.98	$31.30	$26.88

Total Return[2]	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,881	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate[4]	50%	37%	40%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$25.07	$21.53	$21.96	$16.85	$11.91
Investment Operations
Net Investment Income	.229	.265	.125	.107	.072
Net Realized and Unrealized Gain (Loss)
on Investments	9.346	3.540	(.432)	5.111	4.944
Total from Investment Operations	9.575	3.805	(.307)	5.218	5.016
Distributions
Dividends from Net Investment Income	(.225)	(.265)	(.123)	(.108)	(.076)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.225)	(.265)	(.123)	(.108)	(.076)
Net Asset Value, End of Period	$34.42	$25.07	$21.53	$21.96	$16.85

Total Return	38.20%	17.68%	-1.40%	30.96%	42.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,823	$2,302	$1,622	$1,527	$945
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.79%	1.13%	0.53%	0.61%	0.53%
Portfolio Turnover Rate[1]	50%	37%	40%	34%	38%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$89.03	$76.45	$77.98	$59.86	$42.32
Investment Operations
Net Investment Income	.802	.925	.424	.360	.225
Net Realized and Unrealized Gain (Loss)
on Investments	33.188	12.578	(1.535)	18.121	17.555
Total from Investment Operations	33.990	13.503	(1.111)	18.481	17.780
Distributions
Dividends from Net Investment Income	(.790)	(.923)	(.419)	(.361)	(.240)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.790)	(.923)	(.419)	(.361)	(.240)
Net Asset Value, End of Period	$122.23	$89.03	$76.45	$77.98	$59.86

Total Return	38.18%	17.67%	-1.43%	30.87%	42.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,637	$2,209	$1,857	$1,842	$1,177
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.78%	1.11%	0.51%	0.57%	0.47%
Portfolio Turnover Rate[1]	50%	37%	40%	34%	38%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

47

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $1,673,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

48

Small-Cap Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,176,029	—	—
Temporary Cash Investments	269,954	3,698	—
Futures Contracts—Assets[1]	97	—	—
Total	15,446,080	3,698	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	202	23,460	683

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $574,446,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $1,509,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $366,261,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $509,185,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 through December 31, 2017, and $261,118,000 through

49

Small-Cap Growth Index Fund

December 31, 2018. Capital losses of $4,985,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $11,494,510,000. Net unrealized appreciation of investment securities for tax purposes was $3,955,171,000, consisting of unrealized gains of $4,362,037,000 on securities that had risen in value since their purchase and $406,866,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $9,189,591,000 of investment securities and sold $7,545,056,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,871,110,000 and $1,357,256,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	885,186	29,970	618,019	26,010
Issued in Lieu of Cash Distributions	12,789	375	22,152	888
Redeemed	(1,636,880)	(53,015)	(1,012,160)	(42,656)
Net Increase (Decrease)—Investor Shares	(738,905)	(22,670)	(371,989)	(15,758)
Admiral Shares
Issued	1,872,580	48,848	830,232	27,774
Issued in Lieu of Cash Distributions	29,408	691	24,456	784
Redeemed	(649,834)	(17,093)	(407,172)	(13,681)
Net Increase (Decrease)—Admiral Shares	1,252,154	32,446	447,516	14,877
Institutional Shares
Issued	1,119,510	36,742	700,138	29,131
Issued in Lieu of Cash Distributions	23,841	699	23,227	930
Redeemed	(533,984)	(18,199)	(322,711)	(13,564)
Net Increase (Decrease) —Institutional Shares	609,367	19,242	400,654	16,497
ETF Shares
Issued	1,903,832	17,142	1,365,762	16,323
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,392,945)	(12,200)	(1,324,601)	(15,800)
Net Increase (Decrease)—ETF Shares	510,887	4,942	41,161	523

50

Small-Cap Growth Index Fund

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

51

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.58%	1.72%	1.73%	1.72%

Portfolio Characteristics
			DJ
			U.S. Total
		CRSP US	Stock
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	804	800	3,653
Median Market Cap	$2.9B	$2.9B	$43.0B
Price/Earnings Ratio	23.1x	23.1x	20.7x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	9.1%	9.1%	16.5%
Earnings Growth
Rate	7.2%	7.2%	11.4%
Dividend Yield	1.8%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	47%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		CRSP US	Stock
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	6.0%	6.0%	3.1%
Consumer Goods	7.4	7.4	10.2
Consumer Services	12.7	12.7	13.7
Financials	28.4	28.5	18.4
Health Care	5.8	5.8	11.8
Industrials	22.3	22.3	13.5
Oil & Gas	4.5	4.4	9.3
Technology	7.0	7.0	14.9
Telecommunications	0.5	0.5	2.1
Utilities	5.4	5.4	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Stock Market
	Value Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

United Rentals Inc.	Business Support
	Services	0.5%
Hanesbrands Inc.	Clothing &
	Accessories	0.5
Gannett Co. Inc.	Publishing	0.5
Snap-on Inc.	Durable Household
	Products	0.4
Omnicare Inc.	Drug Retailers	0.4
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.4
Packaging Corp. of	Containers &
America	Packaging	0.4
Foot Locker Inc.	Apparel Retailers	0.4
IDEX Corp.	Industrial Machinery	0.4
Goodyear Tire & Rubber
Co.	Tires	0.4
Top Ten		4.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

52

Small-Cap Value Index Fund

Investment Focus

53

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Value Index Fund*Investor
	Shares	36.41%	20.32%	9.54%	$24,880
••••••••	Spliced Small-Cap Value Index	36.67	20.47	9.67	25,178
– – – –	Small-Cap Value Funds Average	36.66	20.07	8.79	23,222
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Since	Final Value
			One	Inception	of a $10,000
			Year	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares			36.58%	29.23%	$17,852
Spliced Small-Cap Value Index			36.67	29.28	17,869
Dow Jones U.S. Total Stock Market Float
Adjusted Index			33.47	25.52	16,717
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

54

Small-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	36.55%	20.54%	9.73%	$12,652,575

Spliced Small-Cap Value Index	36.67	20.47	9.67	12,589,067
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	36.57%	20.48%	9.17%	$23,902
Spliced Small-Cap Value Index	36.67	20.47	9.17	23,901
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Value Index Fund ETF Shares Market
Price	36.48%	155.15%	139.04%
Small-Cap Value Index Fund ETF Shares Net Asset
Value	36.57	153.89	139.02
Spliced Small-Cap Value Index	36.67	153.75	139.01

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

55

Small-Cap Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Spliced Small-Cap Value Index
For a benchmark description, see the Glossary.

56

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,123,379	46,632	0.4%
Rockwood Holdings Inc.	618,366	44,473	0.3%
United States Steel Corp.	1,222,454	36,062	0.3%
Basic Materials—Other †		616,022	5.0%
		743,189	6.0%
Consumer Goods
Hanesbrands Inc.	837,417	58,845	0.5%
Snap-on Inc.	491,322	53,810	0.4%
Goodyear Tire & Rubber Co.	2,086,311	49,759	0.4%
Ingredion Inc.	647,919	44,357	0.3%
Leggett & Platt Inc.	1,193,240	36,919	0.3%
Tupperware Brands Corp.	385,292	36,422	0.3%
Consumer Goods—Other †		628,079	5.1%
		908,191	7.3%
Consumer Services
Gannett Co. Inc.	1,925,789	56,965	0.5%
Omnicare Inc.	870,182	52,524	0.4%
Foot Locker Inc.	1,254,861	52,001	0.4%
GameStop Corp. Class A	938,386	46,225	0.4%
Alaska Air Group Inc.	587,594	43,112	0.4%
*,^ American Airlines Group Inc.	1,581,404	39,930	0.3%
* Rite Aid Corp.	7,741,984	39,174	0.3%
* Avis Budget Group Inc.	905,987	36,620	0.3%
Consumer Services—Other †		1,197,193	9.7%
		1,563,744	12.7%
Financials
Arthur J Gallagher & Co.	1,119,151	52,522	0.4%
Starwood Property Trust Inc.	1,650,036	45,706	0.4%
Liberty Property Trust	1,238,813	41,959	0.4
Eaton Vance Corp.	973,219	41,644	0.3%

57

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
East West Bancorp Inc.	1,164,161	40,711	0.3%
HCC Insurance Holdings Inc.	846,702	39,067	0.3%
Mid-America Apartment Communities Inc.	631,880	38,380	0.3%
American Financial Group Inc.	641,860	37,048	0.3%
Senior Housing Properties Trust	1,590,104	35,348	0.3%
Financials—Other †		3,122,830	25.3%
		3,495,215	28.3%
Health Care
* Covance Inc.	474,560	41,790	0.3%
Health Care—Other †		667,376	5.4%
		709,166	5.7%
Industrials
* United Rentals Inc.	787,862	61,414	0.5%
Packaging Corp. of America	828,762	52,444	0.4%
IDEX Corp.	685,428	50,619	0.4%
Total System Services Inc.	1,443,289	48,033	0.4%
Valspar Corp.	659,175	46,993	0.4%
Carlisle Cos. Inc.	537,452	42,674	0.4%
Global Payments Inc.	615,958	40,031	0.3%
* Flextronics International Ltd.	5,135,985	39,907	0.3%
Broadridge Financial Solutions Inc.	1,007,116	39,801	0.3%
PerkinElmer Inc.	949,691	39,156	0.3%
Towers Watson & Co. Class A	299,795	38,257	0.3%
Aptargroup Inc.	556,435	37,732	0.3%
Huntington Ingalls Industries Inc.	417,175	37,550	0.3%
Terex Corp.	894,216	37,548	0.3%
Oshkosh Corp.	730,063	36,781	0.3%
Trinity Industries Inc.	659,907	35,978	0.3%
Sonoco Products Co.	861,526	35,943	0.3%
Bemis Co. Inc.	869,820	35,628	0.3%
Industrials—Other †		1,983,036	16.1%
		2,739,525	22.2%
Oil & Gas
* Superior Energy Services Inc.	1,347,673	35,862	0.3%
Oil & Gas—Other †		509,621	4.1%
		545,483	4.4%
Technology
* NCR Corp.	1,406,088	47,891	0.4%
Pitney Bowes Inc.	1,706,848	39,770	0.3%
Technology—Other †		769,345	6.2%
		857,006	6.9%

Telecommunications †		59,244	0.5%

Utilities
AGL Resources Inc.	1,003,767	47,408	0.4%
UGI Corp.	964,081	39,971	0.3%
Utilities—Other †		577,940	4.7%
		665,319	5.4%
Total Common Stocks (Cost $9,377,593)		12,286,082	99.4%[1]

58

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,[3] Vanguard Market Liquidity Fund	0.125%	141,534,341	141,534	1.2%

4U.S. Government and Agency Obligations †			3,999	0.0%
Total Temporary Cash Investments (Cost $145,534)			145,533	1.2%[1]
Total Investments (Cost $9,523,127)			12,431,615	100.6%
Other Assets and Liabilities
Other Assets			31,165	0.3%
Liabilities[3]			(109,481)	(0.9%)
			(78,316)	(0.6%)
Net Assets			12,353,299	100.0%

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				10,393,415
Overdistributed Net Investment Income				(13,207)
Accumulated Net Realized Losses				(936,398)
Unrealized Appreciation (Depreciation)
Investment Securities				2,908,488
Futures Contracts				1,001
Net Assets				12,353,299

Investor Shares—Net Assets
Applicable to 101,817,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,375,222
Net Asset Value Per Share—Investor Shares				$23.33

Admiral Shares—Net Assets
Applicable to 104,517,456 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,370,623
Net Asset Value Per Share—Admiral Shares				$41.82

Institutional Shares—Net Assets
Applicable to 72,705,678 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,699,263
Net Asset Value Per Share—Institutional Shares				$23.37

59

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 40,158,753 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,908,191
Net Asset Value Per Share—ETF Shares	$97.32

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,629,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $76,159,000 of collateral received for securities on loan.
4 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	229,751
Interest[1]	169
Securities Lending	2,303
Total Income	232,223
Expenses
The Vanguard Group—Note B
Investment Advisory Services	641
Management and Administrative—Investor Shares	4,720
Management and Administrative—Admiral Shares	2,238
Management and Administrative—Institutional Shares	620
Management and Administrative—ETF Shares	1,829
Marketing and Distribution—Investor Shares	558
Marketing and Distribution—Admiral Shares	501
Marketing and Distribution—Institutional Shares	284
Marketing and Distribution—ETF Shares	597
Custodian Fees	313
Auditing Fees	37
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	30
Shareholders’ Reports—ETF Shares	118
Trustees’ Fees and Expenses	13
Total Expenses	12,555
Net Investment Income	219,668
Realized Net Gain (Loss)
Investment Securities Sold	430,894
Futures Contracts	18,516
Realized Net Gain (Loss)	449,410
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,457,864
Futures Contracts	561
Change in Unrealized Appreciation (Depreciation)	2,458,425
Net Increase (Decrease) in Net Assets Resulting from Operations	3,127,503
1 Interest income from an affiliated company of the fund was $153,000.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	219,668	198,040
Realized Net Gain (Loss)	449,410	288,607
Change in Unrealized Appreciation (Depreciation)	2,458,425	730,899
Net Increase (Decrease) in Net Assets Resulting from Operations	3,127,503	1,217,546
Distributions
Net Investment Income
Investor Shares	(40,303)	(49,439)
Admiral Shares	(79,929)	(65,573)
Institutional Shares	(31,614)	(25,249)
ETF Shares	(72,359)	(59,329)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(224,205)	(199,590)
Capital Share Transactions
Investor Shares	(290,808)	(274,112)
Admiral Shares	836,372	305,708
Institutional Shares	344,441	136,875
ETF Shares	736,310	239,683
Net Increase (Decrease) from Capital Share Transactions	1,626,315	408,154
Total Increase (Decrease)	4,529,613	1,426,110
Net Assets
Beginning of Period	7,823,686	6,397,576
End of Period[1]	12,353,299	7,823,686

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($13,207,000) and ($9,654,000).

See accompanying Notes, which are an integral part of the Financial Statements.

62

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.40	$15.04	$16.01	$13.06	$10.21
Investment Operations
Net Investment Income	. 394.428		.309	.285	.241
Net Realized and Unrealized Gain (Loss)
on Investments	5.936	2.364	(. 974)	2.956	2.854
Total from Investment Operations	6.330	2.792	(.665)	3.241	3.095
Distributions
Dividends from Net Investment Income	(. 400)	(.432)	(. 305)	(.291)	(.245)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.400)	(.432)	(. 305)	(.291)	(.245)
Net Asset Value, End of Period	$23.33	$17.40	$15.04	$16.01	$13.06

Total Return[1]	36.41%	18.56%	-4.16%	24.82%	30.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,375	$2,001	$1,980	$4,316	$3,279
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	2.03%	2.66%	1.90%	2.03%	2.26%
Portfolio Turnover Rate [2]	47%	25%	30%	25%	33%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
			Sept. 27,
	Year Ended		2011[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	.773	.814	.196
Net Realized and Unrealized Gain (Loss) on Investments	10.629	4.245	2.320
Total from Investment Operations	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(.782)	(.819)	(.556)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.782)	(.819)	(.556)
Net Asset Value, End of Period	$41.82	$31.20	$26.96

Total Return[2]	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,371	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.18%	2.80%	2.04%[3]
Portfolio Turnover Rate[4]	47%	25%	30%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.44	$15.07	$16.04	$13.09	$10.22
Investment Operations
Net Investment Income	.434	.459	.338	.311	.262
Net Realized and Unrealized Gain (Loss)
on Investments	5.935	2.371	(.973)	2.957	2.874
Total from Investment Operations	6.369	2.830	(.635)	3.268	3.136
Distributions
Dividends from Net Investment Income	(.439)	(.460)	(.335)	(.318)	(.266)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.439)	(.460)	(.335)	(.318)	(.266)
Net Asset Value, End of Period	$23.37	$17.44	$15.07	$16.04	$13.09

Total Return	36.55%	18.78%	-3.97%	24.97%	30.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,699	$979	$722	$871	$543
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.82%	2.06%	2.21%	2.46%
Portfolio Turnover Rate[1]	47%	25%	30%	25%	33%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$72.60	$62.73	$66.80	$54.49	$42.58
Investment Operations
Net Investment Income	1.796	1.896	1.393	1.269	1.071
Net Realized and Unrealized Gain (Loss)
on Investments	24.742	9.877	(4.083)	12.340	11.923
Total from Investment Operations	26.538	11.773	(2.690)	13.609	12.994
Distributions
Dividends from Net Investment Income	(1.818)	(1.903)	(1.380)	(1.299)	(1.084)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.818)	(1.903)	(1.380)	(1.299)	(1.084)
Net Asset Value, End of Period	$97.32	$72.60	$62.73	$66.80	$54.49

Total Return	36.57%	18.78%	-4.05%	24.97%	30.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,908	$2,281	$1,755	$1,851	$1,310
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.18%	2.80%	2.04%	2.17%	2.40%
Portfolio Turnover Rate[1]	47%	25%	30%	25%	33%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

67

Small-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $1,347,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

68

Small-Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,286,082	—	—
Temporary Cash Investments	141,534	3,999	—
Futures Contracts—Assets[1]	269	—	—
Total	12,427,885	3,999	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	508	58,999	802
E-mini S&P MidCap 400 Index	March 2014	71	9,510	199
				1,001

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $984,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $5,438,000, of which all has been distributed and is reflected in the balance of overdistributed net investment income.

69

Small-Cap Value Index Fund

During the year ended December 31, 2013, the fund realized $186,435,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $2,845,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $265,623,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $931,261,000 to offset future net capital gains. Of this amount, $916,816,000 is subject to expiration dates; $528,042,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $14,445,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $9,531,659,000.

Net unrealized appreciation of investment securities for tax purposes was $2,899,956,000, consisting of unrealized gains of $3,132,658,000 on securities that had risen in value since their purchase and $232,702,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $6,915,160,000 of investment securities and sold $5,319,417,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,281,930,000 and $564,494,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	623,704	30,686	417,447	25,184
Issued in Lieu of Cash Distributions	37,188	1,613	45,892	2,638
Redeemed	(951,700)	(45,442)	(737,451)	(44,523)
Net Increase (Decrease)—Investor Shares	(290,808)	(13,143)	(274,112)	(16,701)
Admiral Shares
Issued	1,221,573	32,856	557,583	18,672
Issued in Lieu of Cash Distributions	72,142	1,746	59,631	1,912
Redeemed	(457,343)	(12,259)	(311,506)	(10,410)
Net Increase (Decrease)—Admiral Shares	836,372	22,343	305,708	10,174
Institutional Shares
Issued	589,813	28,421	315,863	19,079
Issued in Lieu of Cash Distributions	29,371	1,271	22,904	1,313
Redeemed	(274,743)	(13,130)	(201,892)	(12,141)
Net Increase (Decrease)—Institutional Shares	344,441	16,562	136,875	8,251

70

Small-Cap Value Index Fund

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,328,171	15,142	1,166,553	16,837
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(591,861)	(6,400)	(926,870)	(13,400)
Net Increase (Decrease)—ETF Shares	736,310	8,742	239,683	3,437

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

71

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund,Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2014

72

Special 2013 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	359,409
Small-Cap Growth Index Fund	49,889
Small-Cap Value Index Fund	147,258

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	62.9%
Small-Cap Growth Index Fund	52.5
Small-Cap Value Index Fund	63.4

73

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	37.62%	22.38%	10.20%
Returns After Taxes on Distributions	37.12	22.05	9.91
Returns After Taxes on Distributions and Sale of Fund Shares	21.49	18.35	8.36

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	37.98%	24.23%	10.63%
Returns After Taxes on Distributions	37.76	24.10	10.53
Returns After Taxes on Distributions and Sale of Fund Shares	21.56	20.02	8.81

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	36.41%	20.32%	9.54%
Returns After Taxes on Distributions	35.70	19.80	9.07
Returns After Taxes on Distributions and Sale of Fund Shares	20.90	16.53	7.74

74

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

75

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,187.49	$1.32
Admiral Shares	1,000.00	1,188.40	0.50
Signal Shares	1,000.00	1,188.18	0.50
Institutional Shares	1,000.00	1,188.27	0.44
Institutional Plus Shares	1,000.00	1,188.48	0.33
ETF Shares	1,000.00	1,188.28	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,193.30	$1.33
Admiral Shares	1,000.00	1,194.31	0.50
Institutional Shares	1,000.00	1,194.19	0.44
ETF Shares	1,000.00	1,194.17	0.50
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,182.36	$1.32
Admiral Shares	1,000.00	1,183.36	0.50
Institutional Shares	1,000.00	1,183.32	0.44
ETF Shares	1,000.00	1,183.17	0.50

76

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

77

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

78

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

79

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022014

Annual Report | December 31, 2013

Vanguard U.S. Stock Index Funds Mid-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	11
Mid-Cap Index Fund.	33
Mid-Cap Growth Index Fund.	58
Mid-Cap Value Index Fund.	74
Your Fund’s After-Tax Returns.	92
About Your Fund’s Expenses.	94
Glossary.	97

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	38.19%
Admiral™ Shares	38.37
Signal® Shares	38.37
Institutional Shares	38.42
Institutional Plus Shares	38.43
ETF Shares
Market Price	38.11
Net Asset Value	38.37
S&P Completion Index	38.24
Mid-Cap Core Funds Average	34.57
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Index Fund
Investor Shares	35.00%
Admiral Shares	35.15
Signal Shares	35.15
Institutional Shares	35.17
Institutional Plus Shares	35.20
ETF Shares
Market Price	35.14
Net Asset Value	35.15
Spliced Mid-Cap Index	35.21
Mid-Cap Core Funds Average	34.57

For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.

The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	32.02%
Admiral Shares	32.22
ETF Shares
Market Price	32.23
Net Asset Value	32.23
Spliced Mid-Cap Growth Index	32.07
Mid-Cap Growth Funds Average	35.31
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Value Index Fund
Investor Shares	37.42%
Admiral Shares	37.66
ETF Shares
Market Price	37.68
Net Asset Value	37.65
Spliced Mid-Cap Value Index	37.81
Mid-Cap Value Funds Average	35.83

For a benchmark description, see the Glossary.

Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$45.86	$62.76	$0.605	$0.000
Admiral Shares	45.87	62.75	0.710	0.000
Signal Shares	39.41	53.92	0.604	0.000
Institutional Shares	45.86	62.75	0.720	0.000
Institutional Plus Shares	113.18	154.84	1.808	0.000
ETF Shares	60.46	82.71	0.940	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$22.47	$30.02	$0.309	$0.000
Admiral Shares	101.97	136.19	1.599	0.000
Signal Shares	32.18	42.98	0.504	0.000
Institutional Shares	22.52	30.08	0.355	0.000
Institutional Plus Shares	111.08	148.37	1.779	0.000
ETF Shares	82.33	109.96	1.293	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$26.99	$35.46	$0.169	$0.000
Admiral Shares	29.55	38.83	0.238	0.000
ETF Shares	68.64	90.20	0.554	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$23.16	$31.38	$0.439	$0.000
Admiral Shares	30.47	41.30	0.634	0.000
ETF Shares	58.82	79.73	1.223	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stock markets enjoyed a mostly unbridled rise in 2013, and small- and mid-capitalization equities were the leaders of this procession. The results were impressive for the four Vanguard mid-cap stock index funds reviewed in this report.

In the fiscal year ended December 31, all four funds logged returns above 30% and—importantly—closely tracked their target indexes. All but the Mid-Cap Growth Index Fund exceeded the average returns of their peers.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Please note that we’re phasing out Signal Shares across the Vanguard funds in a move to streamline our share-class offerings. If you own Signal Shares, they will be converted to Admiral Shares by October 2014.

Earnings, optimism, and stimulus made it a big year for U.S. stocks
For the 12 months ended December 31, the broad U.S. stock market surged about 34%, its best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the

Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results and emerging-market stocks dipping into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered in 2013 as the Fed’s phaseout loomed
The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. As for money market funds and savings accounts, returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Smaller stocks set the pace as the U.S. market flourished
As I mentioned earlier, mid- and small-cap stocks were among the top performers as the broad U.S. market staged its best showing in 18 years. Smaller companies generate more of their revenues and profits within the United States than larger, multinational firms do. That means small-and mid-caps are at an advantage when U.S. stocks trump their international counterparts and the U.S. economy is generally growing faster than those in other parts of the world.

Although mid-cap stocks tend to be more volatile than large-caps and don’t always offer as much growth potential as small-caps, they can provide some of the advantages of each. Mid-cap companies may have more room for expansion and more ability to quickly adapt to changing markets than larger, more established companies. And compared with small-cap companies, mid-caps may have more established and experienced management, greater resources, and deeper market penetration.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%	1.23%
Mid-Cap Index Fund	0.24	0.10	0.10	0.08	0.06	0.10	1.23
Mid-Cap Growth Index Fund	0.24	0.10	—	—	—	0.10	1.35
Mid-Cap Value Index Fund	0.24	0.10	—	—	—	0.10	1.31

The fund expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the funds’ expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

In 2013, however, smaller was generally better. The Extended Market Index Fund, whose portfolio includes small-cap companies, returned more than 38%, the best performance of the four funds in this report. At the same time, value stocks outdid growth. The Mid-Cap Value Index Fund returned nearly 38%, the Mid-Cap Index Fund about 35%, and the Mid-Cap Growth Index Fund about 32%.

The consumer services sector supplied especially robust returns. An assortment of retailers and travel and leisure companies benefited as confident consumers spent more freely and media companies profited from an increase in advertising revenue. Consumer services stocks were a key driver of the performance of the Mid-Cap Growth Index Fund in particular.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Extended Market Index Fund Investor Shares	10.17%
Spliced Extended Market Index	10.19
Mid-Cap Core Funds Average	8.78
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Index Fund Investor Shares	9.97%
Spliced Mid-Cap Index	10.13
Mid-Cap Core Funds Average	8.78
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	8.59%
Spliced Mid-Cap Growth Index	8.77
Mid-Cap Growth Funds Average	8.69
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	8.38%
Spliced Mid-Cap Value Index	8.58
Mid-Cap Value Funds Average	7.95
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Financial stocks also delivered strong results. Banks trimmed expenses and added capital, financial services firms received a boost from the improved investing climate, and insurance companies were helped by their rising investment portfolios and a drop in claims. Financial stocks had the greatest effect on the Mid-Cap Value Index Fund, which has a heavy allocation to the sector; during the year, financials made up nearly 25% of its assets, on average.

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55% in the most recent 12 months, but that’s not enough to explain such a big leap in the average. Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31% during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on? (Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

Industrial stocks also made major contributions. Various types of business-support companies, machinery and construction firms, and airlines thrived as corporate budgets grew and business expansion accelerated. Aerospace and defense companies also did well, despite the government’s temporary shutdown and the U.S. military’s ongoing withdrawal from Afghanistan.

Although strength was evident across every sector, one group in the materials sector had notably poor returns: companies that mine gold and other precious metals. The prices of these metals fell as global demand declined; in addition, some investors believed that the unwinding of the Fed’s bond-buying program could reduce potential inflationary pressures and thus erode gold’s value as a safe haven.

Measured over the longer term, the funds have had solid results
The four mid-cap index funds have provided commendable longer-term results, as you can see in the table on page 7. In average annual returns over the past decade, the Extended Market Index Fund has gained 10.17% a year and the Mid-Cap Index Fund 9.97% (both for Investor Shares). Since launching in 2006, the Mid-Cap Growth Index Fund has returned an average of 8.59% annually for Investor Shares and the Mid-Cap Value Index Fund 8.38%. For the two younger funds, the financial crisis and global recession of 2008–2009 weigh more heavily on the averages.

All four funds have closely tracked their indexes. This is a tribute to the expertise of the funds’ advisor, Vanguard Equity Investment Group, and its team of seasoned professionals. With its sophisticated and proven portfolio management strategies, the group has been able to produce benchmark-tracking returns over the years regardless of market conditions. The advisor is helped in this task by the funds’ low expenses, which are far below the average for their peer groups. Of the four funds, only the Mid-Cap Growth Index Fund trailed the average return of its peers in 2013.

Rebalancing your portfolio keeps your target in focus
The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. But while the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback in stocks after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a portfolio that’s more risky than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2013

A note on expense ratios

The Expense Ratios table in each shareholder report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports the fund’s actual expenses for the fiscal year, a more relevant tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%
30-Day SEC Yield	0.96%	1.09%	1.09%	1.11%	1.13%	1.09%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P	Stock
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,078	3,310	3,653
Median Market Cap	$3.7B	$3.7B	$43.0B
Price/Earnings Ratio	31.0x	31.1x	20.7x
Price/Book Ratio	2.6x	2.6x	2.7x
Return on Equity	10.1%	10.1%	16.5%
Earnings Growth
Rate	13.8%	13.9%	11.4%
Dividend Yield	1.2%	1.2%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P	Stock
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	16.1%	16.1%	13.3%
Consumer Staples	3.6	3.5	8.5
Energy	5.8	5.8	9.4
Financials	22.4	22.4	17.3
Health Care	11.1	11.2	12.6
Industrials	15.3	15.3	11.8
Information Technology	15.7	15.8	18.1
Materials	5.5	5.4	3.9
Telecommunication
Services	1.4	1.4	2.1
Utilities	3.1	3.1	3.0

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Stock Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.22
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Liberty Global plc	Cable & Satellite	0.8%
Las Vegas Sands Corp.	Casinos & Gaming	0.8
LinkedIn Corp.	Internet Software &
	Services	0.5
Liberty Media Corp.	Broadcasting	0.4
HCA Holdings Inc.	Health Care Facilities 0.4
Illumina Inc.	Life Sciences Tools &
	Services	0.3
United Continental
Holdings Inc.	Airlines	0.3
Avago Technologies Ltd. Semiconductors		0.3
Hertz Global Holdings
Inc.	Trucking	0.3
Tesla Motors Inc.	Automobile
	Manufacturers	0.3
Top Ten		4.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Extended Market Index Fund

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index
	Fund*Investor Shares	38.19%	22.47%	10.17%	$26,347
••••••••	Spliced Extended Market Index	38.24	22.57	10.19	26,395
– – – –	Mid-Cap Core Funds Average	34.57	20.26	8.78	23,195
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares		38.37%	22.65%	10.33%	$26,728
Spliced Extended Market Index		38.24	22.57	10.19	26,395
Dow Jones U.S. Total Stock Market Float
Adjusted Index		33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Extended Market Index Fund Signal Shares	38.37%	22.64%	9.50%	$19,451
S&P Completion Index	38.24	22.57	9.38	19,295
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.63	17,139

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	38.42%	22.68%	10.37%	$13,412,240

Spliced Extended Market Index	38.24	22.57	10.19	13,197,652
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus
Shares	38.43%		15.53%	$153,334,198
S&P Completion Index	38.24		15.38	144,686,588
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47		15.31	152,477,649

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	38.37%	22.64%	10.33%	$26,725
Spliced Extended Market Index	38.24	22.57	10.19	26,395
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	21,777

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2003, Through December 31, 2013
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market
Price	38.11%	178.14%	166.34%
Extended Market Index Fund ETF Shares Net Asset
Value	38.37	177.40	167.25
Spliced Extended Market Index	38.24	176.66	163.95

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Las Vegas Sands Corp.	3,536,906	278,956	0.8%
*	Liberty Global plc Class A	1,808,572	160,945	0.4%
*	Liberty Media Corp. Class A	918,137	134,461	0.4%
*	Liberty Global plc	1,582,532	133,439	0.4%
*,^	Tesla Motors Inc.	750,159	112,809	0.3%
*	DISH Network Corp. Class A	1,927,194	111,623	0.3%
	Tractor Supply Co.	1,280,029	99,305	0.3%
*	Sirius XM Holdings Inc.	27,454,522	95,816	0.3%
*	LKQ Corp.	2,753,374	90,586	0.2%
	Polaris Industries Inc.	588,304	85,681	0.2%
*	Charter Communications Inc. Class A	618,599	84,600	0.2%
*	TRW Automotive Holdings Corp.	1,053,428	78,364	0.2%
	Advance Auto Parts Inc.	668,299	73,967	0.2%
	Consumer Discretionary—Other †		4,350,300	11.9%
			5,890,852	16.1%
Consumer Staples
	Bunge Ltd.	1,350,936	110,925	0.3%
*,^	Green Mountain Coffee Roasters Inc.	1,203,032	90,925	0.2%
	Church & Dwight Co. Inc.	1,271,392	84,268	0.2%
	Nu Skin Enterprises Inc. Class A	543,222	75,084	0.2%
	Consumer Staples—Other †		938,037	2.6%
			1,299,239	3.5%
Energy
*	Concho Resources Inc.	960,927	103,780	0.3%
	HollyFrontier Corp.	1,814,639	90,169	0.3%
*	Cheniere Energy Inc.	2,007,096	86,546	0.2%
	Cimarex Energy Co.	793,687	83,266	0.2%
	Core Laboratories NV	414,292	79,109	0.2%
	Oceaneering International Inc.	992,781	78,311	0.2%
	Energy—Other †		1,595,263	4.4%
			2,116,444	5.8%

Extended Market Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Financials
*	Affiliated Managers Group Inc.	485,007	105,188	0.3%
	CIT Group Inc.	1,827,958	95,291	0.3%
	SL Green Realty Corp.	866,339	80,032	0.2%
	Fidelity National Financial Inc. Class A	2,280,501	74,002	0.2%
*	Markel Corp.	127,444	73,962	0.2%
	Financials—Other †		7,756,521	21.2%
			8,184,996	22.4%
Health Care
*	HCA Holdings Inc.	2,793,023	133,255	0.4%
*	Illumina Inc.	1,151,757	127,407	0.3%
*	BioMarin Pharmaceutical Inc.	1,298,770	91,265	0.3%
*	Henry Schein Inc.	784,038	89,584	0.2%
	Health Care—Other †		3,603,259	9.8%
			4,044,770	11.0%
Industrials
*	United Continental Holdings Inc.	3,304,681	125,016	0.3%
*	Hertz Global Holdings Inc.	4,113,052	117,716	0.3%
*	Verisk Analytics Inc. Class A	1,373,586	90,272	0.3%
	Chicago Bridge & Iron Co. NV	985,041	81,896	0.2%
*	B/E Aerospace Inc.	903,269	78,612	0.2%
	Towers Watson & Co. Class A	590,734	75,384	0.2%
	TransDigm Group Inc.	453,037	72,948	0.2%
	Industrials—Other †		4,961,836	13.6%
			5,603,680	15.3%
Information Technology
*	LinkedIn Corp. Class A	883,239	191,513	0.5%
	Avago Technologies Ltd. Class A	2,265,153	119,804	0.4%
*	Trimble Navigation Ltd.	2,355,370	81,731	0.2%
*,^	3D Systems Corp.	872,919	81,120	0.2%
*	Equinix Inc.	454,603	80,669	0.2%
*	FleetCor Technologies Inc.	668,560	78,335	0.2%
*	ANSYS Inc.	848,236	73,966	0.2%
	Information Technology—Other †		5,044,038	13.8%
			5,751,176	15.7%
Materials
	Celanese Corp. Class A	1,439,873	79,639	0.2%
	Materials—Other †		1,911,992	5.2%
			1,991,631	5.4%

Other †			581	0.0%

Telecommunication Services
*	SBA Communications Corp. Class A	1,172,701	105,355	0.3%
*	Sprint Corp.	7,928,766	85,234	0.2%
*	T-Mobile US Inc.	2,342,156	78,790	0.2%
	Telecommunication Services—Other †		235,546	0.7%
			504,925	1.4%

Utilities †			1,130,590	3.1%
Total Common Stocks (Cost $25,398,551)			36,518,884	99.7%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.125%	596,095,000	596,095	1.7%
4U.S. Government and Agency Obligations †			6,897	0.0%
Total Temporary Cash Investments (Cost $602,993)			602,992	1.7%[1]
Total Investments (Cost $26,001,544)			37,121,876	101.4%
Other Assets and Liabilities
Other Assets			182,775	0.5%
Liabilities[3]			(688,266)	(1.9%)
			(505,491)	(1.4%)
Net Assets			36,616,385	100.0%

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				25,784,775
Overdistributed Net Investment Income				(24,091)
Accumulated Net Realized Losses				(267,394)
Unrealized Appreciation (Depreciation)
Investment Securities				11,120,332
Futures Contracts				2,763
Net Assets				36,616,385

Investor Shares—Net Assets
Applicable to 43,803,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,749,174
Net Asset Value Per Share—Investor Shares				$62.76

Admiral Shares—Net Assets
Applicable to 141,253,738 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,863,678
Net Asset Value Per Share—Admiral Shares				$62.75

Signal Shares—Net Assets
Applicable to 50,818,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,740,164
Net Asset Value Per Share—Signal Shares				$53.92

Institutional Shares—Net Assets
Applicable to 124,506,196 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,812,151
Net Asset Value Per Share—Institutional Shares				$62.75

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 73,278,836 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,346,591
Net Asset Value Per Share—Institutional Plus Shares	$154.84

ETF Shares—Net Assets
Applicable to 37,536,737 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,104,627
Net Asset Value Per Share—ETF Shares	$82.71

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $429,708,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent % or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $455,531,000 of collateral received for securities on loan.
4 Securities with a value of $4,598,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	405,734
Interest[1]	196
Securities Lending	28,291
Total Income	434,221
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,520
Management and Administrative—Investor Shares	6,299
Management and Administrative—Admiral Shares	5,832
Management and Administrative—Signal Shares	1,814
Management and Administrative—Institutional Shares	3,118
Management and Administrative—Institutional Plus Shares	2,361
Management and Administrative—ETF Shares	1,625
Marketing and Distribution—Investor Shares	654
Marketing and Distribution—Admiral Shares	983
Marketing and Distribution—Signal Shares	684
Marketing and Distribution—Institutional Shares	1,641
Marketing and Distribution—Institutional Plus Shares	1,825
Marketing and Distribution—ETF Shares	518
Custodian Fees	654
Auditing Fees	37
Shareholders’ Reports—Investor Shares	74
Shareholders’ Reports—Admiral Shares	59
Shareholders’ Reports—Signal Shares	34
Shareholders’ Reports—Institutional Shares	66
Shareholders’ Reports—Institutional Plus Shares	151
Shareholders’ Reports—ETF Shares	76
Trustees’ Fees and Expenses	36
Total Expenses	30,061
Net Investment Income	404,160
Realized Net Gain (Loss)
Investment Securities Sold	963,193
Futures Contracts	32,040
Realized Net Gain (Loss)	995,233
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,305,029
Futures Contracts	2,800
Change in Unrealized Appreciation (Depreciation)	8,307,829
Net Increase (Decrease) in Net Assets Resulting from Operations	9,707,222
1 Interest income from an affiliated company of the fund was $186,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	404,160	378,931
Realized Net Gain (Loss)	995,233	1,006,949
Change in Unrealized Appreciation (Depreciation)	8,307,829	2,133,156
Net Increase (Decrease) in Net Assets Resulting from Operations	9,707,222	3,519,036
Distributions
Net Investment Income
Investor Shares	(27,116)	(42,238)
Admiral Shares	(98,912)	(96,338)
Signal Shares	(30,756)	(36,221)
Institutional Shares	(88,223)	(89,944)
Institutional Plus Shares	(129,861)	(89,978)
ETF Shares	(34,500)	(23,617)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(409,368)	(378,336)
Capital Share Transactions
Investor Shares	(1,059,749)	(334,651)
Admiral Shares	615,695	122,276
Signal Shares	(321,297)	130,865
Institutional Shares	257,765	(1,240,690)
Institutional Plus Shares	3,404,789	3,716,303
ETF Shares	902,373	132,781
Net Increase (Decrease) from Capital Share Transactions	3,799,576	2,526,884
Total Increase (Decrease)	13,097,430	5,667,584
Net Assets
Beginning of Period	23,518,955	17,851,371
End of Period[1]	36,616,385	23,518,955

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($24,091,000) and ($20,146,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$45.86	$39.34	$41.26	$32.67	$24.01
Investment Operations
Net Investment Income	. 602	. 688.385		.360	.316
Net Realized and Unrealized Gain (Loss)
on Investments	16.903	6.515	(1.923)	8.581	8.670
Total from Investment Operations	17.505	7.203	(1.538)	8.941	8.986
Distributions
Dividends from Net Investment Income	(.605)	(.683)	(. 382)	(. 351)	(. 326)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.605)	(.683)	(. 382)	(. 351)	(. 326)
Net Asset Value, End of Period	$62.76	$45.86	$39.34	$41.26	$32.67

Total Return[1]	38.19%	18.31%	-3.73%	27.37%	37.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,749	$2,857	$2,753	$3,405	$4,309
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.19%	1.62%	0.93%	1.07%	1.16%
Portfolio Turnover Rate[2]	11%	12%	14%	10%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$45.87	$39.35	$41.28	$32.67	$24.01
Investment Operations
Net Investment Income	.706	.758	.450	.399	.362
Net Realized and Unrealized Gain (Loss)
on Investments	16.884	6.513	(1.932)	8.606	8.673
Total from Investment Operations	17.590	7.271	(1.482)	9.005	9.035
Distributions
Dividends from Net Investment Income	(.710)	(.751)	(.448)	(. 395)	(. 375)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.710)	(.751)	(.448)	(. 395)	(. 375)
Net Asset Value, End of Period	$62.75	$45.87	$39.35	$41.28	$32.67

Total Return[1]	38.37%	18.48%	-3.59%	27.57%	37.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,864	$5,970	$5,018	$5,161	$2,300
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate[2]	11%	12%	14%	10%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$39.41	$33.81	$35.46	$28.08	$20.64
Investment Operations
Net Investment Income	. 601	. 650	. 384.355		.310
Net Realized and Unrealized Gain (Loss)
on Investments	14.513	5.595	(1.652)	7.376	7.451
Total from Investment Operations	15.114	6.245	(1.268)	7.731	7.761
Distributions
Dividends from Net Investment Income	(.604)	(.645)	(. 382)	(. 351)	(. 321)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.604)	(.645)	(. 382)	(. 351)	(. 321)
Net Asset Value, End of Period	$53.92	$39.41	$33.81	$35.46	$28.08

Total Return	38.37%	18.48%	-3.58%	27.53%	37.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,740	$2,242	$1,814	$2,094	$1,661
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate[1]	11%	12%	14%	10%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$45.86	$39.34	$41.27	$32.68	$24.02
Investment Operations
Net Investment Income	.715	.764	.460	.429	. 374
Net Realized and Unrealized Gain (Loss)
on Investments	16.895	6.514	(1.933)	8.586	8.674
Total from Investment Operations	17.610	7.278	(1.473)	9.015	9.048
Distributions
Dividends from Net Investment Income	(.720)	(.758)	(.457)	(.425)	(.388)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.720)	(.758)	(.457)	(.425)	(.388)
Net Asset Value, End of Period	$62.75	$45.86	$39.34	$41.27	$32.68

Total Return	38.42%	18.50%	-3.57%	27.59%	37.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,812	$5,496	$5,810	$5,648	$3,494
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.78%	1.09%	1.25%	1.38%
Portfolio Turnover Rate[1]	11%	12%	14%	10%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
			Jan. 14,
	Year Ended		2011[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss) on Investments	41.671	16.064	(8.015)
Total from Investment Operations	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$154.84	$113.18	$97.10

Total Return	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,347	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate [3]	11%	12%	14%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$60.46	$51.87	$54.42	$43.09	$31.67
Investment Operations
Net Investment Income	. 934	1.000	.593	.547	.476
Net Realized and Unrealized Gain (Loss)
on Investments	22.256	8.582	(2.553)	11.324	11.438
Total from Investment Operations	23.190	9.582	(1.960)	11.871	11.914
Distributions
Dividends from Net Investment Income	(.940)	(. 992)	(. 590)	(. 541)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.940)	(. 992)	(. 590)	(. 541)	(.494)
Net Asset Value, End of Period	$82.71	$60.46	$51.87	$54.42	$43.09

Total Return	38.37%	18.48%	-3.61%	27.55%	37.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,105	$1,477	$1,148	$1,113	$781
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate[1]	11%	12%	14%	10%	17%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed

Extended Market Index Fund

capital of $3,985,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,518,304	207	373
Temporary Cash Investments	596,095	6,897	—
Futures Contracts—Assets[1]	396	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	37,114,787	7,104	373
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	565	65,619	1,891
E-mini S&P MidCap 400 Index	March 2014	289	38,709	872
				2,763

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect

Extended Market Index Fund

their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,263,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $6,656,000.

During the year ended December 31, 2013, the fund realized $1,082,781,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $8,014,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $85,322,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $258,366,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $184,204,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $26,013,276,000. Net unrealized appreciation of investment securities for tax purposes was $11,108,600,000, consisting of unrealized gains of $12,357,486,000 on securities that had risen in value since their purchase and $1,248,886,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $9,869,793,000 of investment securities and sold $6,014,870,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,730,082,000 and $2,727,525,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	549,282	10,154	452,943	10,437
Issued in Lieu of Cash Distributions	26,565	431	41,611	909
Redeemed	(1,635,596)	(29,081)	(829,205)	(19,032)
Net Increase (Decrease)—Investor Shares	(1,059,749)	(18,496)	(334,651)	(7,686)
Admiral Shares
Issued	1,261,504	23,061	688,463	15,624
Issued in Lieu of Cash Distributions	88,388	1,430	86,360	1,886
Redeemed	(734,197)	(13,381)	(652,547)	(14,894)
Net Increase (Decrease)—Admiral Shares	615,695	11,110	122,276	2,616
Signal Shares
Issued	1,254,647	26,848	671,550	17,843
Issued in Lieu of Cash Distributions	27,016	509	33,949	863
Redeemed	(1,602,960)	(33,432)	(574,634)	(15,475)
Net Increase (Decrease)—Signal Shares	(321,297)	(6,075)	130,865	3,231
Institutional Shares
Issued	2,647,825	48,729	1,636,658	38,018
Issued in Lieu of Cash Distributions	83,456	1,350	85,133	1,860
Redeemed	(2,473,516)	(45,401)	(2,962,481)	(67,733)
Net Increase (Decrease) —Institutional Shares	257,765	4,678	(1,240,690)	(27,855)
Institutional Plus Shares
Issued	4,181,041	30,708	4,237,341	39,783
Issued in Lieu of Cash Distributions	128,172	839	88,482	783
Redeemed	(904,424)	(6,656)	(609,520)	(5,635)
Net Increase (Decrease) —Institutional Plus Shares	3,404,789	24,891	3,716,303	34,931
ETF Shares
Issued	3,748,528	50,303	1,290,123	22,299
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,846,155)	(37,200)	(1,157,342)	(20,000)
Net Increase (Decrease)—ETF Shares	902,373	13,103	132,781	2,299

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.11%	1.25%	1.25%	1.26%	1.28%	1.25%

Portfolio Characteristics
			DJ
			U.S. Total
		CRSP US	Stock
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	371	370	3,653
Median Market Cap	$10.0B	$10.0B	$43.0B
Price/Earnings Ratio	24.7x	24.6x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	14.1%	14.1%	16.5%
Earnings Growth
Rate	11.9%	11.9%	11.4%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	32%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		CRSP US	Stock
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.4%	4.5%	3.1%
Consumer Goods	13.7	13.6	10.2
Consumer Services	15.4	15.4	13.7
Financials	16.9	17.0	18.4
Health Care	8.7	8.7	11.8
Industrials	16.9	16.9	13.5
Oil & Gas	6.8	6.7	9.3
Technology	11.4	11.4	14.9
Telecommunications	0.7	0.7	2.1
Utilities	5.1	5.1	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Stock Market
	Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Discovery	Broadcasting &
Communications Inc.	Entertainment	0.7%
Macy's Inc.	Broadline Retailers	0.7
Western Digital Corp.	Computer Hardware	0.6
Delphi Automotive plc	Auto Parts	0.6
Seagate Technology plc	Computer Hardware	0.6
Vertex Pharmaceuticals
Inc.	Biotechnology	0.6
Cerner Corp.	Software	0.6
Moody's Corp.	Specialty Finance	0.6
Mylan Inc.	Pharmaceuticals	0.6
Chipotle Mexican Grill
Inc.	Restaurants & Bars	0.6
Top Ten		6.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund*Investor Shares	35.00%	21.90%	9.97%	$25,862
••••••••	Spliced Mid-Cap Index	35.21	22.13	10.13	26,234
– – – –	Mid-Cap Core Funds Average	34.57	20.26	8.78	23,195
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares		35.15%	22.08%	10.10%	$26,167
Spliced Mid-Cap Index		35.21	22.13	10.13	26,234
Dow Jones U.S. Total Stock Market Float
Adjusted Index		33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/30/2007)	Investment
Mid-Cap Index Fund Signal Shares	35.15%	22.07%	7.23%	$16,021
Spliced Mid-Cap Index	35.21	22.13	7.26	16,055
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	6.71	15,506

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	35.17%	22.11%	10.14%	$13,129,609
Spliced Mid-Cap Index	35.21	22.13	10.13	13,117,059
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	35.20%		16.02%	$157,199,722
Spliced Mid-Cap Index	35.21		16.03	153,014,749
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47		16.74	160,185,632

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	35.15%	22.07%	9.67%	$25,006
Spliced Mid-Cap Index	35.21	22.13	9.71	25,096
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Mid-Cap Index Fund ETF Shares Market Price	35.14%	171.33%	150.12%
Mid-Cap Index Fund ETF Shares Net Asset Value	35.15	171.09	150.06
Spliced Mid-Cap Index	35.21	171.76	150.96

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Spliced Mid-Cap Index
For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.4%)
CF Industries Holdings Inc.	893,780	208,286
Eastman Chemical Co.	2,400,342	193,708
Alcoa Inc.	16,680,159	177,310
Sigma-Aldrich Corp.	1,866,151	175,437
FMC Corp.	2,078,382	156,835
Celanese Corp. Class A	2,458,855	135,999
CONSOL Energy Inc.	3,570,238	135,812
Ashland Inc.	1,208,758	117,298
Airgas Inc.	1,035,126	115,779
* WR Grace & Co.	1,139,251	112,638
International Flavors &
Fragrances Inc.	1,271,239	109,301
Reliance Steel &
Aluminum Co.	1,145,932	86,907
Peabody Energy Corp.	4,208,077	82,184
Albemarle Corp.	1,269,496	80,473
Avery Dennison Corp.	1,506,762	75,624
Huntsman Corp.	3,012,288	74,102
Westlake Chemical Corp.	311,902	38,074
		2,075,767
Consumer Goods (13.6%)
Delphi Automotive plc	4,798,782	288,551
Mattel Inc.	5,277,744	251,115
Harley-Davidson Inc.	3,448,101	238,747
ConAgra Foods Inc.	6,579,131	221,717
BorgWarner Inc.	3,548,993	198,424
Whirlpool Corp.	1,224,183	192,025
Genuine Parts Co.	2,286,855	190,244
Clorox Co.	2,012,471	186,677
Bunge Ltd.	2,185,143	179,422
Beam Inc.	2,543,051	173,080
PVH Corp.	1,272,100	173,031
* Constellation Brands Inc.
Class A	2,457,475	172,957
Coca-Cola Enterprises Inc.	3,846,596	169,750
Ralph Lauren Corp.
Class A	942,848	166,479

			Market
			Value
		Shares	($000)
	JM Smucker Co.	1,557,694	161,408
*	Monster Beverage Corp.	2,353,398	159,490
	Polaris Industries Inc.	1,080,289	157,333
	Dr Pepper Snapple
	Group Inc.	3,129,011	152,445
	Newell Rubbermaid Inc.	4,478,831	145,159
	Church & Dwight Co. Inc.	2,165,392	143,522
*	Mohawk Industries Inc.	962,677	143,343
	Tyson Foods Inc. Class A	4,269,999	142,874
*,^	Green Mountain Coffee
	Roasters Inc.	1,859,304	140,526
*	LKQ Corp.	4,219,338	138,816
*	TRW Automotive
	Holdings Corp.	1,798,932	133,823
	Molson Coors Brewing
	Co. Class B	2,236,153	125,560
	McCormick & Co. Inc.	1,775,645	122,378
	Avon Products Inc.	6,764,416	116,483
*	Under Armour Inc.
	Class A	1,268,684	110,756
	PulteGroup Inc.	5,376,321	109,516
	Energizer Holdings Inc.	976,705	105,719
*	Electronic Arts Inc.	4,579,661	105,057
	Lear Corp.	1,258,514	101,902
*	DR Horton Inc.	4,532,544	101,166
	Hasbro Inc.	1,821,199	100,184
	Lennar Corp. Class A	2,486,569	98,369
*	Lululemon Athletica Inc.	1,614,198	95,286
*,^	Tesla Motors Inc.	621,367	93,441
	Herbalife Ltd.	1,184,473	93,218
	Hormel Foods Corp.	2,058,068	92,963
*	WABCO Holdings Inc.	969,209	90,534
*	Fossil Group Inc.	688,813	82,616
*	NVR Inc.	63,837	65,497
*	Jarden Corp.	951,811	58,394
	Nu Skin Enterprises Inc.
	Class A	416,990	57,636
	Coty Inc. Class A	1,017,722	15,520
	Lennar Corp. Class B	76,352	2,575
			6,365,728

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Consumer Services (15.4%)
	Macy’s Inc.	5,740,396	306,537
*	Chipotle Mexican Grill Inc.
	Class A	482,559	257,098
	AmerisourceBergen Corp.
	Class A	3,587,330	252,225
	Ross Stores Inc.	3,210,189	240,539
	L Brands Inc.	3,847,821	237,988
*	United Continental
	Holdings Inc.	5,643,269	213,485
*	Discovery
	Communications Inc.
	Class A	2,284,968	206,607
	Southwest Airlines Co.	10,865,117	204,699
*	O’Reilly Automotive Inc.	1,590,016	204,651
*	Hertz Global Holdings Inc.	7,001,743	200,390
	Delta Air Lines Inc.	6,671,013	183,253
	Nielsen Holdings NV	3,828,402	175,685
*	Dollar Tree Inc.	3,082,969	173,941
	Best Buy Co. Inc.	4,260,661	169,915
	Tractor Supply Co.	2,176,844	168,880
*	CarMax Inc.	3,483,087	163,775
	Staples Inc.	10,193,890	161,981
*	Netflix Inc.	438,950	161,608
	Tiffany & Co.	1,697,389	157,484
*	Dollar General Corp.	2,497,108	150,626
	Marriott International Inc.
	Class A	3,036,356	149,874
	Wyndham Worldwide
	Corp.	2,032,112	149,746
*	Charter Communications
	Inc. Class A	1,055,574	144,360
*	TripAdvisor Inc.	1,713,491	141,928
	Nordstrom Inc.	2,261,594	139,766
*	News Corp. Class A	7,490,068	134,971
*	MGM Resorts
	International	5,731,770	134,811
	Advance Auto Parts Inc.	1,135,775	125,708
	Safeway Inc.	3,848,722	125,353
	H&R Block Inc.	4,261,476	123,753
	PetSmart Inc.	1,617,624	117,682
	Interpublic Group of
	Cos. Inc.	6,491,166	114,894
	Darden Restaurants Inc.	2,036,155	110,706
	Expedia Inc.	1,558,267	108,549
*	IHS Inc. Class A	890,602	106,605
	Scripps Networks
	Interactive Inc. Class A	1,219,986	105,419
*	Discovery
	Communications Inc.	1,251,708	104,968
	Family Dollar Stores Inc.	1,525,812	99,132
	Signet Jewelers Ltd.	1,250,990	98,453
	Royal Caribbean
	Cruises Ltd.	2,058,028	97,592

			Market
			Value
		Shares	($000)
*	Ulta Salon Cosmetics &
	Fragrance Inc.	951,684	91,856
	Williams-Sonoma Inc.	1,268,664	73,938
	Dun & Bradstreet Corp.	595,122	73,051
	International Game
	Technology	3,881,586	70,490
	FactSet Research
	Systems Inc.	638,636	69,343
*	Urban Outfitters Inc.	1,722,607	63,909
*	AutoNation Inc.	1,139,806	56,637
*	Sprouts Farmers
	Market Inc.	1,140,364	43,824
*	Norwegian Cruise
	Line Holdings Ltd.	1,118,283	39,665
	Burger King
	Worldwide Inc.	1,641,239	37,519
*	Groupon Inc.	3,110,602	36,612
*,^	Sears Holdings Corp.	746,157	36,591
*	Hyatt Hotels Corp. Class A	685,893	33,924
*	Extended Stay America Inc.	468,612	12,306
*	ARAMARK Holdings Corp.	454,370	11,914
*	News Corp. Class B	136,094	2,427
			7,179,643
Financials (16.8%)
	Moody’s Corp.	3,354,431	263,222
	Hartford Financial
	Services Group Inc.	6,972,063	252,598
	Health Care REIT Inc.	4,501,759	241,159
	AvalonBay
	Communities Inc.	1,917,269	226,679
	Principal Financial
	Group Inc.	4,590,654	226,365
	M&T Bank Corp.	1,827,844	212,798
	Regions Financial Corp.	21,482,375	212,461
	Lincoln National Corp.	4,091,228	211,189
	IntercontinentalExchange
	Group Inc.	896,976	201,748
	KeyCorp	13,983,344	187,656
*	Affiliated Managers
	Group Inc.	824,214	178,756
	CIT Group Inc.	3,121,546	162,726
	Western Union Co.	8,612,214	148,561
	Unum Group	4,072,831	142,875
	XL Group plc Class A	4,410,389	140,427
	Leucadia National Corp.	4,832,201	136,945
	Comerica Inc.	2,852,500	135,608
	SL Green Realty Corp.	1,438,807	132,917
	Equifax Inc.	1,897,662	131,109
	Macerich Co.	2,191,699	129,069
	Plum Creek Timber
	Co. Inc.	2,758,844	128,314
	Cincinnati Financial Corp.	2,427,120	127,108
	Huntington
	Bancshares Inc.	12,951,517	124,982
*	Markel Corp.	206,945	120,101

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Kimco Realty Corp.	6,069,492	119,872
*	Arch Capital Group Ltd.	1,978,482	118,096
	American Capital
	Agency Corp.	5,993,218	115,609
*	CBRE Group Inc. Class A	4,392,801	115,531
	Realty Income Corp.	3,061,944	114,302
*	Realogy Holdings Corp.	2,277,024	112,644
	Willis Group Holdings plc	2,495,019	111,802
	Torchmark Corp.	1,410,099	110,199
	New York Community
	Bancorp Inc.	6,531,418	110,054
	First Republic Bank	2,056,904	107,679
	Federal Realty
	Investment Trust	1,014,347	102,865
	Cole Real Estate
	Investment Inc.	7,319,554	102,767
	Raymond James
	Financial Inc.	1,965,793	102,595
	SLM Corp.	3,903,407	102,582
*	Ocwen Financial Corp.	1,800,384	99,831
^	Digital Realty Trust Inc.	2,002,949	98,385
	Everest Re Group Ltd.	597,654	93,156
	UDR Inc.	3,910,288	91,305
	Zions Bancorporation	2,879,105	86,258
	Reinsurance Group of
	America Inc. Class A	1,100,880	85,219
	Essex Property Trust Inc.	593,236	85,135
	SEI Investments Co.	2,394,639	83,166
	PartnerRe Ltd.	788,117	83,091
	Rayonier Inc.	1,969,057	82,897
	Lazard Ltd. Class A	1,811,465	82,096
*	MSCI Inc. Class A	1,846,608	80,734
	Axis Capital Holdings Ltd.	1,604,500	76,326
	Camden Property Trust	1,330,443	75,676
	People’s United
	Financial Inc.	4,956,211	74,938
	Annaly Capital
	Management Inc.	7,387,372	73,652
	Legg Mason Inc.	1,693,182	73,620
	WR Berkley Corp.	1,683,176	73,033
	NASDAQ OMX Group Inc.	1,829,385	72,810
	Alexandria Real Estate
	Equities Inc.	1,115,860	70,991
	Jones Lang LaSalle Inc.	693,014	70,958
	LPL Financial Holdings Inc.	1,505,343	70,796
	Hudson City Bancorp Inc.	7,416,591	69,938
	ING US Inc.	1,828,343	64,266
	Fidelity National
	Financial Inc. Class A	1,847,466	59,950
*	Genworth Financial Inc.
	Class A	3,848,928	59,774
*	Alleghany Corp.	124,021	49,603
	Assurant Inc.	566,283	37,584
*	Brixmor Property Group Inc.	714,573	14,527
			7,861,685

			Market
			Value
		Shares	($000)
Health Care (8.7%)
*	Vertex
	Pharmaceuticals Inc.	3,645,375	270,851
*	Mylan Inc.	5,970,562	259,122
*	Boston Scientific Corp.	20,822,192	250,283
*	Forest Laboratories Inc.	3,781,198	226,985
*	Illumina Inc.	1,971,177	218,052
*	Perrigo Co. plc	1,400,369	214,901
*	Life Technologies Corp.	2,695,235	204,299
*	DaVita HealthCare
	Partners Inc.	3,151,177	199,690
	CR Bard Inc.	1,214,747	162,703
*	BioMarin
	Pharmaceutical Inc.	2,217,777	155,843
*	Henry Schein Inc.	1,338,898	152,983
*	CareFusion Corp.	3,295,765	131,237
*	Varian Medical
	Systems Inc.	1,648,738	128,090
*	Waters Corp.	1,261,256	126,126
*	Laboratory Corp. of
	America Holdings	1,362,982	124,536
	Quest Diagnostics Inc.	2,267,938	121,425
*	Endo Health Solutions Inc.	1,790,918	120,815
	Universal Health
	Services Inc. Class B	1,418,811	115,293
*	Edwards
	Lifesciences Corp.	1,706,217	112,201
	DENTSPLY
	International Inc.	2,224,665	107,852
*	Hospira Inc.	2,586,836	106,785
^	ResMed Inc.	2,215,727	104,316
*	Pharmacyclics Inc.	919,682	97,284
*	Hologic Inc.	4,259,474	95,199
*	IDEXX Laboratories Inc.	809,365	86,092
*	Incyte Corp. Ltd.	1,129,267	57,175
	Patterson Cos. Inc.	1,232,771	50,790
*	Quintiles Transnational
	Holdings Inc.	593,808	27,517
*	Envision Healthcare
	Holdings Inc.	702,045	24,937
			4,053,382
Industrials (16.9%)
	WW Grainger Inc.	974,193	248,828
	Sherwin-Williams Co.	1,343,254	246,487
	Pentair Ltd.	3,108,598	241,445
*	Fiserv Inc.	4,022,459	237,526
	Amphenol Corp. Class A	2,468,381	220,130
	Fidelity National
	Information Services Inc.	4,086,095	219,342
	Roper Industries Inc.	1,548,791	214,786
	Kansas City Southern	1,718,738	212,831
	AMETEK Inc.	3,816,915	201,037
	Fastenal Co.	4,164,815	197,870
*	Alliance Data
	Systems Corp.	721,673	189,750

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Flowserve Corp.	2,174,976	171,453
	Textron Inc.	4,384,518	161,175
	Rockwell Collins Inc.	2,107,196	155,764
*	Stericycle Inc.	1,336,659	155,280
*	Verisk Analytics Inc.
	Class A	2,361,203	155,178
	Pall Corp.	1,727,776	147,466
*	B/E Aerospace Inc.	1,633,846	142,194
	Expeditors International
	of Washington Inc.	3,206,041	141,867
	L-3 Communications
	Holdings Inc.	1,313,008	140,308
*	Trimble Navigation Ltd.	4,020,994	139,529
	Chicago Bridge &
	Iron Co. NV	1,676,636	139,396
	CH Robinson
	Worldwide Inc.	2,364,719	137,958
*	FleetCor
	Technologies Inc.	1,090,288	127,749
	ADT Corp.	3,146,442	127,337
	Masco Corp.	5,567,092	126,763
*	Jacobs Engineering
	Group Inc.	1,951,991	122,956
	Vulcan Materials Co.	2,027,068	120,448
	TransDigm Group Inc.	739,241	119,033
	Rock Tenn Co. Class A	1,123,405	117,969
	Ball Corp.	2,255,480	116,518
	JB Hunt Transport
	Services Inc.	1,470,346	113,658
*	Mettler-Toledo
	International Inc.	462,941	112,305
	Xerox Corp.	9,119,405	110,983
	Manpowergroup Inc.	1,231,929	105,773
*	Quanta Services Inc.	3,311,695	104,517
	Sealed Air Corp.	3,059,279	104,168
	MeadWestvaco Corp.	2,774,096	102,447
	Fluor Corp.	1,273,780	102,272
	Xylem Inc.	2,877,057	99,546
	Donaldson Co. Inc.	2,280,564	99,113
	Joy Global Inc.	1,657,415	96,942
*	Crown Holdings Inc.	2,153,073	95,963
	Avnet Inc.	2,145,466	94,637
	Cintas Corp.	1,495,807	89,135
	Hubbell Inc. Class B	810,096	88,219
	Robert Half
	International Inc.	2,053,404	86,222
	MDU Resources
	Group Inc.	2,797,617	85,467
*	Arrow Electronics Inc.	1,571,157	85,235
	Iron Mountain Inc.	2,683,951	81,458
	AGCO Corp.	1,366,538	80,885
	Timken Co.	1,370,434	75,470
	KBR Inc.	2,310,164	73,671
*	Sensata Technologies
	Holding NV	1,877,900	72,806

			Market
			Value
		Shares	($000)
	Martin Marietta
	Materials Inc.	721,239	72,081
	Towers Watson &
	Co. Class A	553,073	70,578
*	Owens Corning	1,652,287	67,281
	FLIR Systems Inc.	2,209,178	66,496
	SPX Corp.	635,752	63,327
	National Instruments Corp.	1,559,441	49,933
	Jabil Circuit Inc.	2,847,803	49,666
*	Owens-Illinois Inc.	1,284,898	45,974
	Allison Transmission
	Holdings Inc.	1,278,273	35,293
			7,877,894
Oil & Gas (6.7%)
	Cabot Oil & Gas Corp.	6,580,311	255,053
	Range Resources Corp.	2,421,070	204,120
	EQT Corp.	2,115,370	189,918
	Murphy Oil Corp.	2,770,212	179,731
*	Concho Resources Inc.	1,638,485	176,956
	HollyFrontier Corp.	3,103,755	154,226
	Noble Corp. plc	3,951,870	148,077
*	Cheniere Energy Inc.	3,352,980	144,581
	Core Laboratories NV	707,479	135,093
	Cimarex Energy Co.	1,286,702	134,988
	Helmerich & Payne Inc.	1,587,340	133,464
	Oceaneering
	International Inc.	1,687,301	133,094
	Tesoro Corp.	2,071,510	121,183
*	Whiting Petroleum Corp.	1,850,369	114,482
	OGE Energy Corp.	3,094,872	104,916
*	Denbury Resources Inc.	5,718,584	93,956
	SM Energy Co.	1,044,717	86,827
	QEP Resources Inc.	2,795,904	85,695
*	Weatherford
	International Ltd.	5,399,506	83,638
	Energen Corp.	1,133,550	80,199
	Nabors Industries Ltd.	4,373,033	74,298
*	Cobalt International
	Energy Inc.	4,489,934	73,859
*	Dresser-Rand Group Inc.	1,189,767	70,946
*	Rowan Cos. plc Class A	1,935,330	68,433
	Diamond Offshore
	Drilling Inc.	1,084,201	61,713
*	Antero Resources Corp.	612,125	38,833
			3,148,279
Technology (11.4%)
	Western Digital Corp.	3,501,069	293,740
	Seagate Technology plc	4,831,758	271,352
*	Cerner Corp.	4,817,738	268,541
	SanDisk Corp.	3,522,746	248,494
	Xilinx Inc.	4,184,260	192,141
*	Micron Technology Inc.	8,201,676	178,468
*	Autodesk Inc.	3,518,236	177,073

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Avago Technologies Ltd.
	Class A	3,280,672	173,515
	KLA-Tencor Corp.	2,598,778	167,517
	Linear Technology Corp.	3,651,707	166,335
*	Red Hat Inc.	2,955,209	165,610
*	Catamaran Corp.	3,217,239	152,754
*	Lam Research Corp.	2,532,553	137,898
*	Equinix Inc.	776,273	137,750
	NVIDIA Corp.	8,422,699	134,932
	Microchip Technology Inc.	2,938,818	131,512
	Computer Sciences Corp.	2,295,770	128,288
*	VeriSign Inc.	2,137,292	127,767
*	ANSYS Inc.	1,445,032	126,007
*	Akamai Technologies Inc.	2,651,565	125,101
	Maxim Integrated
	Products Inc.	4,406,702	122,991
*	Cree Inc.	1,882,330	117,777
	Harris Corp.	1,666,660	116,350
*	Teradata Corp.	2,548,168	115,916
*	F5 Networks Inc.	1,210,297	109,968
*	ServiceNow Inc.	1,839,145	103,011
*	Workday Inc. Class A	1,221,074	101,545
*	Synopsys Inc.	2,404,300	97,542
*	Gartner Inc.	1,365,687	97,032
	LSI Corp.	8,498,321	93,651
	Marvell Technology
	Group Ltd.	6,137,064	88,251
*	Juniper Networks Inc.	3,740,927	84,433
	Garmin Ltd.	1,826,744	84,432
*	Skyworks Solutions Inc.	2,938,344	83,919
*	3D Systems Corp.	760,587	70,681
*	Rackspace Hosting Inc.	1,744,319	68,255
*	Nuance
	Communications Inc.	3,923,282	59,634
*	TIBCO Software Inc.	2,412,492	54,233
*	Splunk Inc.	576,502	39,588
*	Informatica Corp.	845,117	35,072
*	MICROS Systems Inc.	586,365	33,640
*	NetSuite Inc.	261,729	26,963
*	Premier Inc. Class A	482,388	17,733
	Leidos Holdings Inc.	631	29
			5,327,441
Telecommunications (0.7%)
*	SBA Communications
	Corp. Class A	2,002,253	179,882
^	Windstream Holdings Inc.	9,295,919	74,182
	Frontier
	Communications Corp.	15,588,210	72,485
			326,549
Utilities (5.1%)
	Northeast Utilities	4,913,770	208,295
	ONEOK Inc.	3,216,978	200,032
	DTE Energy Co.	2,757,146	183,047
	NiSource Inc.	4,885,818	160,646

			Market
			Value
		Shares	($000)
	CenterPoint Energy Inc.	6,684,523	154,947
	Wisconsin Energy Corp.	3,532,606	146,038
	NRG Energy Inc.	5,043,648	144,853
	AES Corp.	9,839,962	142,778
	Ameren Corp.	3,783,879	136,825
*	Calpine Corp.	6,108,202	119,171
	American Water
	Works Co. Inc.	2,780,164	117,490
	CMS Energy Corp.	4,165,174	111,502
	SCANA Corp.	1,972,748	92,581
	Pinnacle West
	Capital Corp.	1,716,200	90,821
	Alliant Energy Corp.	1,730,185	89,277
	National Fuel Gas Co.	1,239,979	88,534
	Pepco Holdings Inc.	3,895,017	74,512
	Integrys Energy Group Inc.	1,243,232	67,644
	TECO Energy Inc.	3,384,381	58,347
			2,387,340
	Total Common Stocks
	(Cost $34,433,086)		46,603,708
Temporary Cash Investments (0.7%)[1]
	Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.125%	298,538,460	298,538

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan
	Bank Discount Notes,
	0.120%, 5/23/14	2,500	2,499
[5,6]	Freddie Mac
	Discount Notes,
	0.063%, 3/17/14	7,500	7,497
			9,996
Total Temporary Cash Investments
	(Cost $308,536)		308,534
	Total Investments (100.4%)
	(Cost $34,741,622)		46,912,242
Other Assets and Liabilities (-0.4%)
	Other Assets		146,571
	Liabilities[3]		(335,157)
			(188,586)
	Net Assets (100%)		46,723,656

Mid-Cap Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	34,951,459
Overdistributed Net Investment Income	(23,654)
Accumulated Net Realized Losses	(377,602)
Unrealized Appreciation (Depreciation)
Investment Securities	12,170,620
Futures Contracts	1,886
Swap Contracts	947
Net Assets	46,723,656

Investor Shares—Net Assets
Applicable to 159,817,032 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,797,227
Net Asset Value Per Share—
Investor Shares	$30.02

Admiral Shares—Net Assets
Applicable to 75,266,752 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,250,731
Net Asset Value Per Share—
Admiral Shares	$136.19

Signal Shares—Net Assets
Applicable to 165,499,727 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,112,513
Net Asset Value Per Share—
Signal Shares	$42.98

Amount
($000)
Institutional Shares—Net Assets
Applicable to 311,403,848 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,367,910
Net Asset Value Per Share—
Institutional Shares	$30.08

Institutional Plus Shares—Net Assets
Applicable to 57,072,137 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,467,705
Net Asset Value Per Share—
Institutional Plus Shares	$148.37

ETF Shares—Net Assets
Applicable to 61,179,345 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,727,570
Net Asset Value Per Share—
ETF Shares	$109.96

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,722,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $93,987,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,998,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	554,021
Interest[1]	234
Securities Lending	6,289
Total Income	560,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,981
Management and Administrative—Investor Shares	9,253
Management and Administrative—Admiral Shares	5,919
Management and Administrative—Signal Shares	3,678
Management and Administrative—Institutional Shares	4,034
Management and Administrative—Institutional Plus Shares	2,296
Management and Administrative—ETF Shares	3,427
Marketing and Distribution—Investor Shares	1,003
Marketing and Distribution—Admiral Shares	1,144
Marketing and Distribution—Signal Shares	1,515
Marketing and Distribution—Institutional Shares	1,910
Marketing and Distribution—Institutional Plus Shares	1,487
Marketing and Distribution—ETF Shares	970
Custodian Fees	358
Auditing Fees	34
Shareholders’ Reports—Investor Shares	132
Shareholders’ Reports—Admiral Shares	75
Shareholders’ Reports—Signal Shares	87
Shareholders’ Reports—Institutional Shares	89
Shareholders’ Reports—Institutional Plus Shares	51
Shareholders’ Reports—ETF Shares	141
Trustees’ Fees and Expenses	46
Total Expenses	39,630
Net Investment Income	520,914
Realized Net Gain (Loss)
Investment Securities Sold	3,514,504
Futures Contracts	19,075
Swap Contracts	21,283
Realized Net Gain (Loss)	3,554,862
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,656,830
Futures Contracts	2,074
Swap Contracts	947
Change in Unrealized Appreciation (Depreciation)	7,659,851
Net Increase (Decrease) in Net Assets Resulting from Operations	11,735,627
1 Interest income from an affiliated company of the fund was $221,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	520,914	446,289
Realized Net Gain (Loss)	3,554,862	693,188
Change in Unrealized Appreciation (Depreciation)	7,659,851	3,103,944
Net Increase (Decrease) in Net Assets Resulting from Operations	11,735,627	4,243,421
Distributions
Net Investment Income
Investor Shares	(49,295)	(49,025)
Admiral Shares	(118,331)	(96,184)
Signal Shares	(83,346)	(67,578)
Institutional Shares	(108,634)	(100,070)
Institutional Plus Shares	(100,095)	(76,806)
ETF Shares	(80,063)	(55,058)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(539,764)	(444,721)
Capital Share Transactions
Investor Shares	(357,619)	(837,289)
Admiral Shares	960,633	49,913
Signal Shares	532,100	695,819
Institutional Shares	(13,444)	641,250
Institutional Plus Shares	1,066,890	1,481,497
ETF Shares	1,311,208	206,782
Net Increase (Decrease) from Capital Share Transactions	3,499,768	2,237,972
Total Increase (Decrease)	14,695,631	6,036,672
Net Assets
Beginning of Period	32,028,025	25,991,353
End of Period[1]	46,723,656	32,028,025

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,654,000) and ($26,087,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.47	$19.65	$20.31	$16.36	$11.80
Investment Operations
Net Investment Income	. 299	. 286.233		.214	.171
Net Realized and Unrealized Gain (Loss)
on Investments	7.560	2.818	(. 661)	3.951	4.571
Total from Investment Operations	7.859	3.104	(. 428)	4.165	4.742
Distributions
Dividends from Net Investment Income	(.309)	(.284)	(. 232)	(. 215)	(.182)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.309)	(.284)	(. 232)	(. 215)	(.182)
Net Asset Value, End of Period	$30.02	$22.47	$19.65	$20.31	$16.36

Total Return[1]	35.00%	15.80%	-2.11%	25.46%	40.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,797	$3,887	$4,168	$5,602	$6,789
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.36%	1.15%	1.25%	1.32%
Portfolio Turnover Rate[2]	32%	17%	22%	16%	21%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$101.97	$89.15	$92.17	$74.23	$53.49
Investment Operations
Net Investment Income	1.550	1.450	1.212	1.049	.855
Net Realized and Unrealized Gain (Loss)
on Investments	34.269	12.808	(3.023)	17.946	20.782
Total from Investment Operations	35.819	14.258	(1.811)	18.995	21.637
Distributions
Dividends from Net Investment Income	(1.599)	(1.438)	(1.209)	(1.055)	(.897)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.599)	(1.438)	(1.209)	(1.055)	(.897)
Net Asset Value, End of Period	$136.19	$101.97	$89.15	$92.17	$74.23

Total Return[1]	35.15%	15.99%	-1.97%	25.59%	40.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,251	$6,895	$5,989	$6,036	$2,184
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[2]	32%	17%	22%	16%	21%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.18	$28.13	$29.09	$23.43	$16.89
Investment Operations
Net Investment Income	. 489.459		.382	.341	.271
Net Realized and Unrealized Gain (Loss)
on Investments	10.815	4.047	(.961)	5.662	6.552
Total from Investment Operations	11.304	4.506	(.579)	6.003	6.823
Distributions
Dividends from Net Investment Income	(.504)	(.456)	(.381)	(.343)	(. 283)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.504)	(.456)	(.381)	(.343)	(. 283)
Net Asset Value, End of Period	$42.98	$32.18	$28.13	$29.09	$23.43

Total Return	35.15%	16.02%	-1.99%	25.62%	40.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,113	$4,834	$3,589	$2,831	$2,346
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[1]	32%	17%	22%	16%	21%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.52	$19.69	$20.36	$16.40	$11.82
Investment Operations
Net Investment Income	. 344.325		.271	.247	.197
Net Realized and Unrealized Gain (Loss)
on Investments	7.571	2.827	(. 669)	3.962	4.588
Total from Investment Operations	7.915	3.152	(.398)	4.209	4.785
Distributions
Dividends from Net Investment Income	(. 355)	(. 322)	(. 272)	(. 249)	(. 205)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 355)	(. 322)	(. 272)	(. 249)	(. 205)
Net Asset Value, End of Period	$30.08	$22.52	$19.69	$20.36	$16.40

Total Return	35.17%	16.01%	-1.96%	25.67%	40.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,368	$7,057	$5,611	$7,795	$5,960
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.52%	1.31%	1.43%	1.51%
Portfolio Turnover Rate[1]	32%	17%	22%	16%	21%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
				Dec. 15,
				2010[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$111.08	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	1.726	1.624	1.358	.079 [2]
Net Realized and Unrealized Gain (Loss) on Investments	37.343	13.945	(3.280)	2.078
Total from Investment Operations	39.069	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(1.779)	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.779)	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$148.37	$111.08	$97.12	$100.40

Total Return	35.20%	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,468	$5,428	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.34%	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate [4]	32%	17%	22%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$82.33	$71.99	$74.42	$59.97	$43.21
Investment Operations
Net Investment Income	1.255	1.173	.976	.882	.696
Net Realized and Unrealized Gain (Loss)
on Investments	27.668	10.329	(2.430)	14.454	16.794
Total from Investment Operations	28.923	11.502	(1.454)	15.336	17.490
Distributions
Dividends from Net Investment Income	(1.293)	(1.162)	(.976)	(. 886)	(.730)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.293)	(1.162)	(.976)	(. 886)	(.730)
Net Asset Value, End of Period	$109.96	$82.33	$71.99	$74.42	$59.97

Total Return	35.15%	15.98%	-1.96%	25.57%	40.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,728	$3,926	$3,241	$3,356	$2,207
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[1]	32%	17%	22%	16%	21%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2013, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $5,079,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,603,708	—	—
Temporary Cash Investments	298,538	9,996	—
Futures Contracts—Assets[1]	585	—	—
Futures Contracts—Liabilities[1]	(148)	—	—
Swap Contracts—Assets	—	947	—
Total	46,902,683	10,943	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2014	332	44,468	1,001
S&P 500 Index	March 2014	52	23,934	885
				1,886

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2013, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	1/25/14	GSI	75,255	(0.515%)	947
1 GSI—Goldman Sachs International.

After December 31, 2013, the counterparty had deposited in segregated accounts cash with a value of $950,000 in connection with open swap contracts. In the event of default or bankruptcy by the counterparty, the fund may retain the cash, however such action may be subject to legal proceedings.

Mid-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $21,283,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended December 31, 2013, the fund realized $1,316,151,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $8,882,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $2,219,474,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $374,408,000 to offset future net capital gains through December 31, 2018.

At December 31, 2013, the cost of investment securities for tax purposes was $34,741,734,000. Net unrealized appreciation of investment securities for tax purposes was $12,170,508,000, consisting of unrealized gains of $12,825,991,000 on securities that had risen in value since their purchase and $655,483,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $19,019,711,000 of investment securities and sold $15,517,710,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,360,269,000 and $3,048,363,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	856,554	32,579	714,211	33,073
Issued in Lieu of Cash Distributions	46,436	1,569	46,399	2,063
Redeemed	(1,260,609)	(47,275)	(1,597,899)	(74,317)
Net Increase (Decrease)—Investor Shares	(357,619)	(13,127)	(837,289)	(39,181)
Admiral Shares
Issued	1,714,308	13,967	831,355	8,435
Issued in Lieu of Cash Distributions	105,835	788	86,410	847
Redeemed	(859,510)	(7,109)	(867,852)	(8,837)
Net Increase (Decrease) —Admiral Shares	960,633	7,646	49,913	445
Signal Shares
Issued	2,556,524	67,255	1,794,040	58,026
Issued in Lieu of Cash Distributions	75,284	1,778	59,736	1,856
Redeemed	(2,099,708)	(53,776)	(1,157,957)	(37,196)
Net Increase (Decrease)—Signal Shares	532,100	15,257	695,819	22,686
Institutional Shares
Issued	2,418,607	90,613	2,043,658	94,208
Issued in Lieu of Cash Distributions	100,999	3,406	93,697	4,159
Redeemed	(2,533,050)	(95,955)	(1,496,105)	(69,989)
Net Increase (Decrease) —Institutional Shares	(13,444)	(1,936)	641,250	28,378
Institutional Plus Shares
Issued	2,708,068	21,003	2,054,815	19,336
Issued in Lieu of Cash Distributions	93,992	643	69,076	622
Redeemed	(1,735,170)	(13,443)	(642,394)	(6,029)
Net Increase (Decrease) —Institutional Plus Shares	1,066,890	8,203	1,481,497	13,929
ETF Shares
Issued	4,440,057	43,592	2,665,050	33,566
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,128,849)	(30,100)	(2,458,268)	(30,900)
Net Increase (Decrease)—ETF Shares	1,311,208	13,492	206,782	2,666

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	0.60%	0.74%	0.74%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Mid Cap	Stock
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	178	178	3,653
Median Market Cap	$10.7B	$10.7B	$43.0B
Price/Earnings Ratio	31.2x	31.2x	20.7x
Price/Book Ratio	4.4x	4.4x	2.7x
Return on Equity	17.0%	17.0%	16.5%
Earnings Growth
Rate	16.6%	16.6%	11.4%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	64%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US	U.S. Total
		Mid Cap	Stock
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.7%	2.7%	3.1%
Consumer Goods	11.8	11.8	10.2
Consumer Services	18.3	18.3	13.7
Financials	10.9	10.9	18.4
Health Care	9.6	9.7	11.8
Industrials	20.6	20.6	13.5
Oil & Gas	8.2	8.2	9.3
Technology	16.6	16.5	14.9
Telecommunications	0.8	0.8	2.1
Utilities	0.5	0.5	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Stock Market
	Growth Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Discovery	Broadcasting &
Communications Inc.	Entertainment	1.4%
Vertex Pharmaceuticals
Inc.	Biotechnology	1.2
Cerner Corp.	Software	1.2
Moody's Corp.	Specialty Finance	1.2
Chipotle Mexican Grill
Inc.	Restaurants & Bars	1.1
Cabot Oil & Gas Corp.	Exploration &
	Production	1.1
WW Grainger Inc.	Industrial Suppliers	1.1
Sherwin-Williams Co.	Building Materials &
	Fixtures	1.1
Pentair Ltd.	Industrial Machinery	1.1
Health Care REIT Inc.	Specialty REITs	1.1
Top Ten		11.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/24/2006)	Investment

	Mid-Cap Growth Index Fund*Investor
	Shares	32.02%	21.99%	8.59%	$18,335

••••••••	Spliced Mid-Cap Growth Index	32.07	22.25	8.77	18,550

– – – –	Mid-Cap Growth Funds Average	35.31	21.02	8.69	18,455
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	7.82	17,402

For a benchmark description, see the Glossary.

Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	32.22%	22.43%	$15,800
Spliced Mid-Cap Growth Index	32.07	22.43	15,800
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	25.52	16,717

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	32.23%	22.18%	8.51%	$18,259
Spliced Mid-Cap Growth Index	32.07	22.25	8.53	18,287
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.76	17,346

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2013

			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Growth Index Fund ETF Shares Market
Price	32.23%	172.74%	82.65%
Mid-Cap Growth Index Fund ETF Shares Net Asset
Value	32.23	172.27	82.59
Spliced Mid-Cap Growth Index	32.07	173.01	82.87

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2013

Mid-Cap Growth Index Fund Investor Shares

Spliced Mid-Cap Growth Index
For a benchmark description, see the Glossary.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (2.7%)
	Eastman Chemical Co.	432,629	34,913
	FMC Corp.	374,524	28,261
	CONSOL Energy Inc.	643,444	24,477
	Airgas Inc.	186,527	20,863
			108,514
Consumer Goods (11.8%)
	BorgWarner Inc.	639,305	35,744
	PVH Corp.	229,286	31,187
	Ralph Lauren Corp. Class A	169,992	30,015
*	Monster Beverage Corp.	424,085	28,740
	Polaris Industries Inc.	194,732	28,361
	Church & Dwight Co. Inc.	390,241	25,865
*	Mohawk Industries Inc.	173,563	25,844
*	Green Mountain Coffee
	Roasters Inc.	335,115	25,328
*	LKQ Corp.	760,400	25,017
	McCormick & Co. Inc.	319,991	22,054
	Harley-Davidson Inc.	310,743	21,516
*	Under Armour Inc. Class A	228,628	19,959
*	Electronic Arts Inc.	825,290	18,932
*	Lululemon Athletica Inc.	290,910	17,172
*,^	Tesla Motors Inc.	111,990	16,841
	Herbalife Ltd.	213,466	16,800
*	WABCO Holdings Inc.	174,683	16,317
*	Constellation Brands Inc.
	Class A	220,922	15,549
*	Fossil Group Inc.	124,195	14,896
*	NVR Inc.	11,496	11,795
*	Jarden Corp.	171,357	10,513
	Nu Skin Enterprises Inc.
	Class A	75,077	10,377
	PulteGroup Inc.	482,845	9,836
	Coty Inc. Class A	91,728	1,399
			480,057
Consumer Services (18.3%)
*	Chipotle Mexican Grill Inc.
	Class A	86,959	46,330
	Ross Stores Inc.	578,522	43,349

			Market
			Value
		Shares	($000)
	L Brands Inc.	693,429	42,889
*	Discovery Communications
	Inc. Class A	411,755	37,231
	Southwest Airlines Co.	1,957,909	36,887
*	O’Reilly Automotive Inc.	286,578	36,886
*	Dollar Tree Inc.	555,604	31,347
	Tractor Supply Co.	392,327	30,437
*	CarMax Inc.	627,650	29,512
*	Netflix Inc.	79,105	29,124
	Tiffany & Co.	305,954	28,386
*	Dollar General Corp.	450,068	27,148
	Marriott International Inc.
	Class A	547,160	27,008
	Wyndham Worldwide Corp.	366,215	26,986
*	Charter Communications
	Inc. Class A	190,240	26,017
*	TripAdvisor Inc.	308,819	25,580
	Nordstrom Inc.	407,567	25,188
	PetSmart Inc.	291,525	21,208
*	IHS Inc. Class A	160,562	19,219
	Scripps Networks
	Interactive Inc. Class A	219,849	18,997
*	Discovery Communications
	Inc.	225,641	18,922
	Family Dollar Stores Inc.	274,961	17,864
*	Ulta Salon Cosmetics &
	Fragrance Inc.	171,575	16,560
	Williams-Sonoma Inc.	228,659	13,326
	FactSet Research
	Systems Inc.	115,102	12,498
*	Urban Outfitters Inc.	310,163	11,507
*	AutoNation Inc.	205,267	10,200
*	Sprouts Farmers
	Market Inc.	205,644	7,903
*	Norwegian Cruise Line
	Holdings Ltd.	201,622	7,152
*	Groupon Inc.	560,946	6,602
*	Hyatt Hotels Corp. Class A	123,657	6,116
*	Extended Stay America Inc.	83,635	2,196
			740,575

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Financials (10.9%)
	Moody’s Corp.	604,522	47,437
	Health Care REIT Inc.	811,223	43,457
	AvalonBay
	Communities Inc.	345,530	40,852
	IntercontinentalExchange
	Group Inc.	161,633	36,354
*	Affiliated Managers
	Group Inc.	148,526	32,212
	Leucadia National Corp.	870,814	24,679
*	CBRE Group Inc. Class A	791,655	20,821
	Federal Realty Investment
	Trust	182,796	18,537
	Raymond James
	Financial Inc.	354,266	18,489
*	Ocwen Financial Corp.	323,711	17,950
	Digital Realty Trust Inc.	361,024	17,733
	Essex Property Trust Inc.	106,693	15,312
	SEI Investments Co.	431,582	14,989
	Rayonier Inc.	354,894	14,941
	Lazard Ltd. Class A	326,494	14,797
*	MSCI Inc. Class A	332,782	14,549
	Alexandria Real Estate
	Equities Inc.	201,133	12,796
	Macerich Co.	197,329	11,621
*	Realogy Holdings Corp.	205,019	10,142
	Cole Real Estate
	Investment Inc.	657,955	9,238
	Camden Property Trust	119,483	6,796
			443,702
Health Care (9.6%)
*	Vertex Pharmaceuticals Inc.	656,967	48,813
*	Forest Laboratories Inc.	681,456	40,908
*	Illumina Inc.	355,277	39,301
*	Perrigo Co. plc	251,807	38,642
*	DaVita HealthCare
	Partners Inc.	567,901	35,988
*	BioMarin
	Pharmaceutical Inc.	399,659	28,084
*	Varian Medical
	Systems Inc.	297,108	23,082
*	Waters Corp.	227,358	22,736
*	Edwards Lifesciences Corp.	307,486	20,220
	DENTSPLY International Inc.	400,928	19,437
^	ResMed Inc.	399,299	18,799
*	Pharmacyclics Inc.	165,804	17,539
*	IDEXX Laboratories Inc.	145,916	15,521
*	Incyte Corp. Ltd.	203,284	10,292
*	Quintiles Transnational
	Holdings Inc.	107,563	4,985
*	Envision Healthcare
	Holdings Inc.	125,913	4,472
			388,819

			Market
			Value
		Shares	($000)
Industrials (20.6%)
	WW Grainger Inc.	175,554	44,840
	Sherwin-Williams Co.	242,143	44,433
	Pentair Ltd.	560,166	43,508
	Amphenol Corp. Class A	444,809	39,668
	Roper Industries Inc.	279,132	38,710
	Kansas City Southern	309,763	38,358
	AMETEK Inc.	687,841	36,229
	Fastenal Co.	750,529	35,658
*	Alliance Data Systems Corp.	130,053	34,195
	Flowserve Corp.	392,005	30,902
*	Stericycle Inc.	240,923	27,988
*	Verisk Analytics Inc.
	Class A	425,490	27,963
	Pall Corp.	311,417	26,579
*	B/E Aerospace Inc.	294,465	25,627
	Expeditors International
	of Washington Inc.	577,775	25,567
*	Trimble Navigation Ltd.	724,646	25,145
	Chicago Bridge &
	Iron Co. NV	302,111	25,118
	CH Robinson
	Worldwide Inc.	426,131	24,861
*	FleetCor Technologies Inc.	196,503	23,024
	ADT Corp.	567,058	22,949
	Masco Corp.	1,003,210	22,843
	TransDigm Group Inc.	133,227	21,452
	Rock Tenn Co. Class A	202,449	21,259
	JB Hunt Transport
	Services Inc.	265,015	20,486
*	Mettler-Toledo
	International Inc.	83,425	20,238
*	Quanta Services Inc.	596,803	18,835
	Donaldson Co. Inc.	410,959	17,860
	Robert Half
	International Inc.	370,012	15,537
*	Sensata Technologies
	Holding NV	338,468	13,122
	Martin Marietta
	Materials Inc.	129,841	12,976
	National Instruments Corp.	281,233	9,005
			834,935
Oil & Gas (8.2%)
	Cabot Oil & Gas Corp.	1,185,776	45,961
	Range Resources Corp.	436,345	36,788
	EQT Corp.	381,229	34,227
*	Concho Resources Inc.	295,330	31,896
*	Cheniere Energy Inc.	604,236	26,055
	Core Laboratories NV	127,581	24,361
	Oceaneering
	International Inc.	304,058	23,984
*	Whiting Petroleum Corp.	333,447	20,630
	SM Energy Co.	188,311	15,650
	QEP Resources Inc.	503,863	15,443
	Noble Corp. plc	356,119	13,344

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
*	Cobalt International
	Energy Inc.	809,157	13,311
*	Dresser-Rand Group Inc.	214,234	12,775
*	Rowan Cos. plc Class A	348,916	12,338
*	Antero Resources Corp.	110,195	6,991
			333,754
Technology (16.6%)
*	Cerner Corp.	868,154	48,391
	Xilinx Inc.	754,061	34,626
*	Autodesk Inc.	633,974	31,908
	Avago Technologies Ltd.
	Class A	591,249	31,271
	KLA-Tencor Corp.	468,374	30,191
	Linear Technology Corp.	658,106	29,977
*	Red Hat Inc.	532,523	29,843
*	Catamaran Corp.	579,758	27,527
*	Lam Research Corp.	456,381	24,850
*	Equinix Inc.	139,895	24,824
	Microchip Technology Inc.	529,621	23,701
*	VeriSign Inc.	385,147	23,024
*	ANSYS Inc.	260,488	22,715
*	Akamai Technologies Inc.	477,826	22,544
	SanDisk Corp.	317,441	22,392
	Maxim Integrated
	Products Inc.	794,143	22,165
*	Cree Inc.	339,218	21,225
*	Teradata Corp.	459,250	20,891
*	F5 Networks Inc.	218,110	19,817
*	ServiceNow Inc.	331,477	18,566
*	Workday Inc. Class A	219,720	18,272
*	Gartner Inc.	246,135	17,488
*	Micron Technology Inc.	739,059	16,082
*	Skyworks Solutions Inc.	529,531	15,123
*	3D Systems Corp.	136,907	12,723
*	Rackspace Hosting Inc.	314,116	12,291
	NVIDIA Corp.	756,461	12,119
*	TIBCO Software Inc.	435,008	9,779
*	Splunk Inc.	103,813	7,129
*	Informatica Corp.	152,322	6,321
*	MICROS Systems Inc.	105,651	6,061
*	NetSuite Inc.	47,163	4,859
*	Premier Inc. Class A	86,419	3,177
			671,872
Telecommunications (0.8%)
*	SBA Communications
	Corp. Class A	360,884	32,422

Utilities (0.5%)
*	Calpine Corp.	1,100,784	21,476
Total Common Stocks
(Cost $3,384,485)			4,056,126

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity
Fund, 0.125%	23,940,296	23,940

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)

[4],5	Fannie Mae Discount Notes,
	0.060%, 3/19/14	700	700
[4],6	Federal Home Loan
	Bank Discount Notes,
	0.065%, 3/21/14	500	500
			1,200
Total Temporary Cash Investments
(Cost $25,140)			25,140
Total Investments (100.6%)
(Cost $3,409,625)			4,081,266
Other Assets and Liabilities (-0.6%)
Other Assets			9,574
Liabilities[3]			(34,059)
			(24,485)
Net Assets (100%)			4,056,781

Mid-Cap Growth Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,460,044
Overdistributed Net Investment Income	(1,667)
Accumulated Net Realized Losses	(73,250)
Unrealized Appreciation (Depreciation)
Investment Securities	671,641
Futures Contracts	13
Net Assets	4,056,781

Investor Shares—Net Assets
Applicable to 16,774,871 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	594,860
Net Asset Value Per Share—
Investor Shares	$35.46

Admiral Shares—Net Assets
Applicable to 40,332,151 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,566,079
Net Asset Value Per Share—
Admiral Shares	$38.83

ETF Shares—Net Assets
Applicable to 21,017,937 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,895,842
Net Asset Value Per Share—
ETF Shares	$90.20

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,207,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $12,678,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	27,243
Interest[1]	11
Securities Lending	296
Total Income	27,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	291
Management and Administrative—Investor Shares	1,100
Management and Administrative—Admiral Shares	724
Management and Administrative—ETF Shares	871
Marketing and Distribution—Investor Shares	140
Marketing and Distribution—Admiral Shares	229
Marketing and Distribution—ETF Shares	336
Custodian Fees	64
Auditing Fees	31
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—ETF Shares	60
Trustees’ Fees and Expenses	4
Total Expenses	3,882
Net Investment Income	23,668
Realized Net Gain (Loss)
Investment Securities Sold	490,697
Futures Contracts	(1,638)
Realized Net Gain (Loss)	489,059
Change in Unrealized Appreciation (Depreciation)
Investment Securities	407,608
Futures Contracts	13
Change in Unrealized Appreciation (Depreciation)	407,621
Net Increase (Decrease) in Net Assets Resulting from Operations	920,348
1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,668	17,113
Realized Net Gain (Loss)	489,059	78,605
Change in Unrealized Appreciation (Depreciation)	407,621	236,438
Net Increase (Decrease) in Net Assets Resulting from Operations	920,348	332,156
Distributions
Net Investment Income
Investor Shares	(2,863)	(2,603)
Admiral Shares	(9,414)	(6,255)
ETF Shares	(11,564)	(8,280)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(23,841)	(17,138)
Capital Share Transactions
Investor Shares	(36,578)	(90,935)
Admiral Shares	329,271	299,717
ETF Shares	272,035	(51,292)
Net Increase (Decrease) from Capital Share Transactions	564,728	157,490
Total Increase (Decrease)	1,461,235	472,508
Net Assets
Beginning of Period	2,595,546	2,123,038
End of Period[1]	4,056,781	2,595,546

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,667,000) and ($1,494,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.99	$23.43	$24.46	$19.05	$13.43
Investment Operations
Net Investment Income	.169	.146	.087	.104[1]	.084
Net Realized and Unrealized Gain (Loss)
on Investments	8.470	3.559	(1.027)	5.408	5.629
Total from Investment Operations	8.639	3.705	(.940)	5.512	5.713
Distributions
Dividends from Net Investment Income	(.169)	(.145)	(. 090)	(.102)	(. 093)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.169)	(.145)	(. 090)	(.102)	(. 093)
Net Asset Value, End of Period	$35.46	$26.99	$23.43	$24.46	$19.05

Total Return[2]	32.02%	15.81%	-3.84%	28.93%	42.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$595	$483	$503	$958	$546
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	0.57%	0.58%	0.35%	0.57%[1]	0.55%
Portfolio Turnover Rate [3]	64%	38%	41%	38%	43%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
			Sept. 27,
	Year Ended		2011[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	. 239	. 205	. 027
Net Realized and Unrealized Gain (Loss) on Investments	9.279	3.889	0.736
Total from Investment Operations	9.518	4.094	0.763
Distributions
Dividends from Net Investment Income	(.238)	(.204)	(.103)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.238)	(.204)	(.103)
Net Asset Value, End of Period	$38.83	$29.55	$25.66

Total Return[2]	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,566	$913	$525
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate [4]	64%	38%	41%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$68.64	$59.61	$62.23	$48.45	$34.12
Investment Operations
Net Investment Income	. 556	. 474.316		.326[1]	.267
Net Realized and Unrealized Gain (Loss)
on Investments	21.558	9.029	(2.617)	13.776	14.353
Total from Investment Operations	22.114	9.503	(2.301)	14.102	14.620
Distributions
Dividends from Net Investment Income	(.554)	(.473)	(. 319)	(. 322)	(. 290)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.554)	(.473)	(. 319)	(. 322)	(. 290)
Net Asset Value, End of Period	$90.20	$68.64	$59.61	$62.23	$48.45

Total Return	32.23%	15.94%	-3.70%	29.11%	42.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,896	$1,200	$1,095	$1,030	$646
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.72%	0.49%	0.71%[1]	0.71%
Portfolio Turnover Rate[2]	64%	38%	41%	38%	43%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $446,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,056,126	—	—
Temporary Cash Investments	23,940	1,200	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	4,080,069	1,200	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	30	2,761	1
E-mini S&P MidCap 400 Index	March 2014	4	536	12
				13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $160,015,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Mid-Cap Growth Index Fund

For tax purposes, at December 31, 2013, the fund had $313,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $329,040,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $73,214,000 to offset future net capital gains through December 31, 2018.

At December 31, 2013, the cost of investment securities for tax purposes was $3,409,647,000. Net unrealized appreciation of investment securities for tax purposes was $671,619,000, consisting of unrealized gains of $749,167,000 on securities that had risen in value since their purchase and $77,548,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $3,122,821,000 of investment securities and sold $2,557,403,000 of investment securities, other than temporary cash investments. Purchases and sales include $697,113,000 and $413,941,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	218,779	6,940	214,387	8,282
Issued in Lieu of Cash Distributions	2,662	76	2,430	90
Redeemed	(258,019)	(8,134)	(307,752)	(11,934)
Net Increase (Decrease)—Investor Shares	(36,578)	(1,118)	(90,935)	(3,562)
Admiral Shares
Issued	627,290	18,048	514,031	17,978
Issued in Lieu of Cash Distributions	8,809	230	5,791	196
Redeemed	(306,828)	(8,830)	(220,105)	(7,742)
Net Increase (Decrease) —Admiral Shares	329,271	9,448	299,717	10,432
ETF Shares
Issued	700,423	8,436	464,982	7,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(428,388)	(4,900)	(516,274)	(7,900)
Net Increase (Decrease)—ETF Shares	272,035	3,536	(51,292)	(896)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics

Investor		Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	1.59%	1.73%	1.73%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Mid Cap	Stock
		Value	Market
	Fund	Index	FA Index
Number of Stocks	204	204	3,653
Median Market Cap	$9.4B	$9.4B	$43.0B
Price/Earnings Ratio	20.6x	20.6x	20.7x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	11.6%	11.6%	16.5%
Earnings Growth
Rate	6.3%	6.3%	11.4%
Dividend Yield	1.8%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	46%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
			DJ
	CRSP US	U.S. Total
		Mid Cap	Stock
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.1%	6.1%	3.1%
Consumer Goods	15.3	15.3	10.2
Consumer Services	12.7	12.7	13.7
Financials	22.7	22.7	18.4
Health Care	7.8	7.8	11.8
Industrials	13.4	13.4	13.5
Oil & Gas	5.4	5.4	9.3
Technology	6.6	6.6	14.9
Telecommunications	0.6	0.6	2.1
Utilities	9.4	9.4	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Stock Market
	Value Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	1.07
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Macy's Inc.	Broadline Retailers	1.3%
Western Digital Corp.	Computer Hardware	1.2
Delphi Automotive plc	Auto Parts	1.2
Seagate Technology plc	Computer Hardware	1.1
Mylan Inc.	Pharmaceuticals	1.1
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
AmerisourceBergen
Corp.	Drug Retailers	1.0
Mattel Inc.	Toys	1.0
Boston Scientific Corp.	Medical Equipment	1.0
Fiserv Inc.	Financial
	Administration	1.0
Top Ten		10.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/24/2006)	Investment

	Mid-Cap Value Index Fund*Investor
	Shares	37.42%	21.56%	8.38%	$18,076

••••••••	Spliced Mid-Cap Value Index	37.81	21.82	8.58	18,324

– – – –	Mid-Cap Value Funds Average	35.83	20.28	7.95	17,548
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	7.82	17,402

For a benchmark description, see the Glossary.

Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	37.66%	27.95%	$17,455
Spliced Mid-Cap Value Index	37.81	28.05	17,486
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	25.52	16,717

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	37.65%	21.72%	8.43%	$18,157
Spliced Mid-Cap Value Index	37.81	21.82	8.48	18,223
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.76	17,346

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Value Index Fund ETF Shares Market Price	37.68%	167.52%	81.62%
Mid-Cap Value Index Fund ETF Shares Net Asset
Value	37.65	167.20	81.57
Spliced Mid-Cap Value Index	37.81	168.30	82.23

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2013

Spliced Mid-Cap Value Index
For a benchmark description, see the Glossary.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (6.1%)
CF Industries
Holdings Inc.	171,778	40,031
Alcoa Inc.	3,205,834	34,078
Sigma-Aldrich Corp.	358,716	33,723
Celanese Corp. Class A	472,609	26,140
Ashland Inc.	232,361	22,548
* WR Grace & Co.	218,996	21,652
International Flavors &
Fragrances Inc.	244,369	21,011
Reliance Steel &
Aluminum Co.	219,996	16,685
Peabody Energy Corp.	808,249	15,785
Albemarle Corp.	243,905	15,461
Avery Dennison Corp.	289,468	14,528
Huntsman Corp.	578,556	14,233
Westlake Chemical Corp.	59,859	7,307
		283,182
Consumer Goods (15.3%)
Delphi Automotive plc	922,287	55,457
Mattel Inc.	1,014,349	48,263
ConAgra Foods Inc.	1,264,457	42,612
Whirlpool Corp.	235,279	36,906
Genuine Parts Co.	439,551	36,566
Clorox Co.	386,795	35,879
Bunge Ltd.	419,995	34,486
Beam Inc.	488,822	33,269
Coca-Cola Enterprises Inc.	739,296	32,625
JM Smucker Co.	299,396	31,023
Dr Pepper Snapple
Group Inc.	601,465	29,303
Newell Rubbermaid Inc.	860,881	27,901
Tyson Foods Inc. Class A	820,689	27,460
* TRW Automotive
Holdings Corp.	345,779	25,723
Molson Coors Brewing Co.
Class B	429,847	24,136
Harley-Davidson Inc.	331,432	22,948

			Market
			Value
		Shares	($000)
	Avon Products Inc.	1,300,191	22,389
	Energizer Holdings Inc.	187,634	20,310
	Lear Corp.	241,603	19,563
*	DR Horton Inc.	871,243	19,446
	Hasbro Inc.	350,072	19,258
	Lennar Corp. Class A	464,536	18,377
	Hormel Foods Corp.	395,330	17,857
*	Constellation Brands Inc.
	Class A	236,059	16,614
	PulteGroup Inc.	516,321	10,517
	Coty Inc. Class A	98,071	1,496
	Lennar Corp. Class B	28,612	965
			711,349
Consumer Services (12.7%)
	Macy’s Inc.	1,103,237	58,913
	AmerisourceBergen Corp.
	Class A	689,427	48,473
*	United Continental
	Holdings Inc.	1,084,646	41,032
*	Hertz Global Holdings Inc.	1,345,697	38,514
	Delta Air Lines Inc.	1,282,134	35,220
	Nielsen Holdings NV	735,827	33,767
	Best Buy Co. Inc.	818,914	32,658
	Staples Inc.	1,959,265	31,133
*	MGM Resorts
	International	1,101,701	25,912
	Advance Auto Parts Inc.	218,356	24,168
	Safeway Inc.	739,759	24,094
	H&R Block Inc.	819,088	23,786
*	News Corp. Class A	1,285,109	23,158
	Interpublic Group of
	Cos. Inc.	1,247,680	22,084
	Darden Restaurants Inc.	391,394	21,280
	Expedia Inc.	299,574	20,868
	Signet Jewelers Ltd.	240,456	18,924
	Royal Caribbean
	Cruises Ltd.	395,590	18,759
	Dun & Bradstreet Corp.	114,311	14,032
	International Game
	Technology	744,576	13,521

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Burger King Worldwide Inc.	315,173	7,205
*	Sears Holdings Corp.	143,237	7,024
*	News Corp. Class B	180,690	3,222
*	ARAMARK Holdings Corp.	87,217	2,287
			590,034
Financials (22.6%)
	Hartford Financial
	Services Group Inc.	1,339,975	48,547
	Principal Financial
	Group Inc.	882,349	43,509
	M&T Bank Corp.	351,333	40,902
	Regions Financial Corp.	4,128,754	40,833
	Lincoln National Corp.	786,348	40,591
	KeyCorp	2,687,558	36,067
	SLM Corp.	1,307,618	34,364
	CIT Group Inc.	599,945	31,275
	Western Union Co.	1,655,257	28,553
	Unum Group	782,867	27,463
	XL Group plc Class A	847,729	26,992
	Comerica Inc.	548,250	26,064
	SL Green Realty Corp.	276,555	25,548
	Equifax Inc.	364,792	25,203
	Plum Creek Timber Co. Inc.	530,316	24,665
	Cincinnati Financial Corp.	466,522	24,432
	Huntington
	Bancshares Inc.	2,489,422	24,023
*	Markel Corp.	39,777	23,085
	Kimco Realty Corp.	1,166,623	23,041
*	Arch Capital Group Ltd.	379,798	22,670
	American Capital
	Agency Corp.	1,152,029	22,223
	Realty Income Corp.	587,760	21,941
	Willis Group Holdings plc	479,645	21,493
	Torchmark Corp.	271,060	21,183
	New York Community
	Bancorp Inc.	1,255,440	21,154
	First Republic Bank	395,418	20,700
	Everest Re Group Ltd.	114,869	17,905
	UDR Inc.	751,634	17,551
	Zions Bancorporation	553,050	16,569
	Reinsurance Group of
	America Inc. Class A	211,430	16,367
	PartnerRe Ltd.	151,319	15,954
	Axis Capital Holdings Ltd.	308,201	14,661
	People’s United
	Financial Inc.	951,948	14,393
	Annaly Capital
	Management Inc.	1,418,783	14,145
	Legg Mason Inc.	325,278	14,143
	WR Berkley Corp.	323,722	14,046
	NASDAQ OMX Group Inc.	351,399	13,986
	Jones Lang LaSalle Inc.	133,107	13,629
	LPL Financial Holdings Inc.	289,466	13,614
	Hudson City Bancorp Inc.	1,422,630	13,415
	Macerich Co.	210,198	12,379

			Market
			Value
		Shares	($000)
	ING US Inc.	351,053	12,340
	Fidelity National Financial
	Inc. Class A	355,308	11,530
*	Genworth Financial Inc.
	Class A	740,210	11,495
*	Realogy Holdings Corp.	218,348	10,802
	Cole Real Estate
	Investment Inc.	701,971	9,856
*	Alleghany Corp.	23,815	9,525
	Camden Property Trust	127,575	7,256
	Assurant Inc.	108,761	7,218
*	Brixmor Property Group Inc.	137,924	2,804
			1,052,104
Health Care (7.8%)
*	Mylan Inc.	1,147,481	49,801
*	Boston Scientific Corp.	4,001,801	48,102
*	Life Technologies Corp.	518,065	39,269
	CR Bard Inc.	233,522	31,278
*	Henry Schein Inc.	257,366	29,406
*	CareFusion Corp.	633,519	25,227
*	Laboratory Corp. of
	America Holdings	262,036	23,942
	Quest Diagnostics Inc.	435,952	23,341
*	Endo Health Solutions Inc.	343,816	23,194
	Universal Health Services
	Inc. Class B	272,369	22,133
*	Hospira Inc.	497,262	20,527
*	Hologic Inc.	818,734	18,299
	Patterson Cos. Inc.	236,754	9,754
			364,273
Industrials (13.4%)
*	Fiserv Inc.	773,109	45,652
	Fidelity National
	Information Services Inc.	785,364	42,158
	Textron Inc.	842,697	30,978
	Rockwell Collins Inc.	405,031	29,940
	L-3 Communications
	Holdings Inc.	252,381	26,969
*	Jacobs Engineering
	Group Inc.	375,273	23,638
	Vulcan Materials Co.	389,663	23,154
	Ball Corp.	433,607	22,400
	Xerox Corp.	1,752,904	21,333
	Manpowergroup Inc.	236,789	20,331
	Sealed Air Corp.	588,090	20,025
	MeadWestvaco Corp.	533,248	19,693
	Fluor Corp.	244,864	19,660
	Xylem Inc.	553,071	19,136
	Joy Global Inc.	318,404	18,624
*	Crown Holdings Inc.	413,849	18,445
	Avnet Inc.	412,410	18,191
	Cintas Corp.	287,334	17,122
	Hubbell Inc. Class B	155,530	16,937
	MDU Resources Group Inc.	537,379	16,417

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Arrow Electronics Inc.	301,837	16,375
	Iron Mountain Inc.	515,467	15,644
	AGCO Corp.	262,456	15,535
	Timken Co.	263,220	14,496
	KBR Inc.	443,792	14,153
	Towers Watson & Co.
	Class A	106,212	13,554
*	Owens Corning	316,954	12,906
	FLIR Systems Inc.	424,487	12,777
	SPX Corp.	122,347	12,187
	Jabil Circuit Inc.	546,889	9,538
*	Owens-Illinois Inc.	246,707	8,827
	Allison Transmission
	Holdings Inc.	245,462	6,777
			623,572
Oil & Gas (5.4%)
	Murphy Oil Corp.	532,421	34,543
	HollyFrontier Corp.	596,564	29,643
	Cimarex Energy Co.	247,353	25,950
	Helmerich & Payne Inc.	305,097	25,653
	Tesoro Corp.	397,669	23,264
	OGE Energy Corp.	594,883	20,167
*	Denbury Resources Inc.	1,099,198	18,060
*	Weatherford
	International Ltd.	1,037,096	16,065
	Energen Corp.	217,784	15,408
	Nabors Industries Ltd.	839,973	14,271
	Noble Corp. plc	379,490	14,219
	Diamond Offshore
	Drilling Inc.	208,283	11,855
			249,098
Technology (6.6%)
	Western Digital Corp.	672,880	56,455
	Seagate Technology plc	928,679	52,155
	Computer Sciences Corp.	441,300	24,660
	SanDisk Corp.	338,582	23,883
	Harris Corp.	319,939	22,335
*	Synopsys Inc.	462,199	18,751
	LSI Corp.	1,633,553	18,002
*	Micron Technology Inc.	787,672	17,140
	Marvell Technology
	Group Ltd.	1,178,680	16,949
*	Juniper Networks Inc.	718,569	16,218
	Garmin Ltd.	350,882	16,218
	NVIDIA Corp.	807,835	12,941
*	Nuance
	Communications Inc.	753,500	11,453
			307,160
Telecommunications (0.6%)
^	Windstream Holdings Inc.	1,785,449	14,248
	Frontier
	Communications Corp.	2,994,032	13,922
			28,170

			Market
			Value
		Shares	($000)
Utilities (9.4%)
	Northeast Utilities	944,461	40,036
	ONEOK Inc.	618,315	38,447
	DTE Energy Co.	529,932	35,182
	NiSource Inc.	939,105	30,878
	CenterPoint Energy Inc.	1,284,770	29,781
	Wisconsin Energy Corp.	678,970	28,068
	NRG Energy Inc.	969,410	27,841
	AES Corp.	1,891,303	27,443
	Ameren Corp.	727,315	26,300
	American Water
	Works Co. Inc.	534,401	22,584
	CMS Energy Corp.	800,625	21,433
	SCANA Corp.	379,205	17,796
	Pinnacle West Capital Corp.	329,686	17,447
	Alliant Energy Corp.	332,369	17,150
	National Fuel Gas Co.	238,232	17,010
	Pepco Holdings Inc.	748,115	14,311
	Integrys Energy Group Inc.	239,135	13,011
	TECO Energy Inc.	649,981	11,206
			435,924
Total Common Stocks
(Cost $3,680,259)			4,644,866
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.125%	16,810,337	16,810

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Freddie Mac
	Discount Notes,
	0.070%, 3/24/14	1,000	1,000
4	United States
	Treasury Note/Bond,
	1.750%, 3/31/14	500	502
			1,502
Total Temporary Cash Investments
(Cost $18,312)			18,312
Total Investments (100.3%)
(Cost $3,698,571)			4,663,178
Other Assets and Liabilities (-0.3%)
Other Assets			18,503
Liabilities[3]			(32,279)
			(13,776)
Net Assets (100%)			4,649,402

Mid-Cap Value Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,722,554
Overdistributed Net Investment Income	(699)
Accumulated Net Realized Losses	(37,150)
Unrealized Appreciation (Depreciation)
Investment Securities	964,607
Futures Contracts	90
Net Assets	4,649,402

Investor Shares—Net Assets
Applicable to 20,390,944 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	639,893
Net Asset Value Per Share—
Investor Shares	$31.38

Admiral Shares—Net Assets
Applicable to 42,454,687 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,753,249
Net Asset Value Per Share—
Admiral Shares	$41.30

ETF Shares—Net Assets
Applicable to 28,300,444 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,256,260
Net Asset Value Per Share—
ETF Shares	$79.73

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,155,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,430,000 of collateral received for securities on loan.
4 Securities with a value of $702,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	72,793
Interest[1]	14
Securities Lending	496
Total Income	73,303
Expenses
The Vanguard Group—Note B
Investment Advisory Services	277
Management and Administrative—Investor Shares	1,152
Management and Administrative—Admiral Shares	716
Management and Administrative—ETF Shares	890
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—Admiral Shares	272
Marketing and Distribution—ETF Shares	391
Custodian Fees	105
Auditing Fees	33
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—ETF Shares	90
Trustees’ Fees and Expenses	4
Total Expenses	4,103
Net Investment Income	69,200
Realized Net Gain (Loss)
Investment Securities Sold	245,519
Futures Contracts	(47)
Realized Net Gain (Loss)	245,472
Change in Unrealized Appreciation (Depreciation)
Investment Securities	788,500
Futures Contracts	90
Change in Unrealized Appreciation (Depreciation)	788,590
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,262
1 Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	69,200	44,513
Realized Net Gain (Loss)	245,472	51,474
Change in Unrealized Appreciation (Depreciation)	788,590	177,898
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,262	273,885
Distributions
Net Investment Income
Investor Shares	(8,828)	(8,569)
Admiral Shares	(26,210)	(13,598)
ETF Shares	(34,036)	(22,017)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(69,074)	(44,184)
Capital Share Transactions
Investor Shares	(17,703)	(27,139)
Admiral Shares	672,082	405,667
ETF Shares	602,650	242,249
Net Increase (Decrease) from Capital Share Transactions	1,257,029	620,777
Total Increase (Decrease)	2,291,217	850,478
Net Assets
Beginning of Period	2,358,185	1,507,707
End of Period[1]	4,649,402	2,358,185

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($699,000) and ($825,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.16	$20.34	$20.85	$17.45	$12.92
Investment Operations
Net Investment Income	. 441.423		.417	.371	.300
Net Realized and Unrealized Gain (Loss)
on Investments	8.218	2.813	(.509)	3.403	4.551
Total from Investment Operations	8.659	3.236	(.092)	3.774	4.851
Distributions
Dividends from Net Investment Income	(.439)	(.416)	(.418)	(.374)	(.321)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.439)	(.416)	(.418)	(.374)	(.321)
Net Asset Value, End of Period	$31.38	$23.16	$20.34	$20.85	$17.45

Total Return[1]	37.42%	15.91%	-0.44%	21.63%	37.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$640	$487	$455	$683	$459
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.80%	2.21%	1.97%	1.99%	2.14%
Portfolio Turnover Rate[2]	46%	33%	41%	37%	47%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
			Sept. 27,
	Year Ended		2011[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	. 638.598		.157
Net Realized and Unrealized Gain (Loss) on Investments	10.826	3.692	2.165
Total from Investment Operations	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(.634)	(. 590)	(. 552)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.634)	(. 590)	(. 552)
Net Asset Value, End of Period	$41.30	$30.47	$26.77

Total Return[2]	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,753	$724	$268
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate [4]	46%	33%	41%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$58.82	$51.67	$52.97	$44.31	$32.80
Investment Operations
Net Investment Income	1.232	1.156	1.134	1.004	.812
Net Realized and Unrealized Gain (Loss)
on Investments	20.901	7.130	(1.297)	8.669	11.562
Total from Investment Operations	22.133	8.286	(.163)	9.673	12.374
Distributions
Dividends from Net Investment Income	(1.223)	(1.136)	(1.137)	(1.013)	(.864)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.223)	(1.136)	(1.137)	(1.013)	(.864)
Net Asset Value, End of Period	$79.73	$58.82	$51.67	$52.97	$44.31

Total Return	37.65%	16.04%	-0.32%	21.83%	37.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,256	$1,147	$785	$746	$583
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.35%	2.11%	2.13%	2.30%
Portfolio Turnover Rate[1]	46%	33%	41%	37%	47%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $497,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,644,866	—	—
Temporary Cash Investments	16,810	1,502	—
Futures Contracts—Assets[1]	13	—	—
Total	4,661,689	1,502	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2014	4	1,841	72
E-mini S&P 500 Index	March 2014	15	1,381	6
E-mini S&P MidCap 400 Index	March 2014	4	536	12
				90

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $136,637,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Mid-Cap Value Index Fund

For tax purposes, at December 31, 2013, the fund had $936,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $115,475,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $30,495,000 to offset future net capital gains through December 31, 2018.

At December 31, 2013, the cost of investment securities for tax purposes was $3,705,136,000. Net unrealized appreciation of investment securities for tax purposes was $958,042,000, consisting of unrealized gains of $1,004,247,000 on securities that had risen in value since their purchase and $46,205,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $3,288,444,000 of investment securities and sold $2,030,791,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,003,835,000 and $400,528,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	270,155	9,766	213,885	9,661
Issued in Lieu of Cash Distributions	8,237	266	7,667	331
Redeemed	(296,095)	(10,670)	(248,691)	(11,345)
Net Increase (Decrease)—Investor Shares	(17,703)	(638)	(27,139)	(1,353)
Admiral Shares
Issued	989,915	27,334	484,978	16,495
Issued in Lieu of Cash Distributions	23,713	583	12,287	403
Redeemed	(341,546)	(9,240)	(91,598)	(3,125)
Net Increase (Decrease) —Admiral Shares	672,082	18,677	405,667	13,773
ETF Shares
Issued	1,012,726	14,405	465,481	8,210
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(410,076)	(5,600)	(223,232)	(3,900)
Net Increase (Decrease)—ETF Shares	602,650	8,805	242,249	4,310

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2014

Special 2013 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	271,329
Mid-Cap Index Fund	477,906
Mid-Cap Growth Index Fund	20,698
Mid-Cap Value Index Fund	64,370

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	62.1%
Mid-Cap Index Fund	81.4
Mid-Cap Growth Index Fund	75.5
Mid-Cap Value Index Fund	85.6

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	38.19%	22.47%	10.17%
Returns After Taxes on Distributions	37.78	22.20	9.92
Returns After Taxes on Distributions and Sale of Fund Shares	21.78	18.46	8.36

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	35.00%	21.90%	9.97%
Returns After Taxes on Distributions	34.63	21.66	9.73
Returns After Taxes on Distributions and Sale of Fund Shares	20.04	18.01	8.21

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	32.02%	21.99%	8.59%
Returns After Taxes on Distributions	31.85	21.90	8.51
Returns After Taxes on Distributions and Sale of Fund Shares	18.23	18.10	6.92

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2013

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	37.42%	21.56%	8.38%
Returns After Taxes on Distributions	36.93	21.16	7.99
Returns After Taxes on Distributions and Sale of Fund Shares	21.52	17.69	6.67

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,195.61	$1.33
Admiral Shares	1,000.00	1,196.47	0.55
Signal Shares	1,000.00	1,196.28	0.55
Institutional Shares	1,000.00	1,196.66	0.44
Institutional Plus Shares	1,000.00	1,196.66	0.33
ETF Shares	1,000.00	1,196.44	0.55
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,168.73	$1.31
Admiral Shares	1,000.00	1,169.54	0.49
Signal Shares	1,000.00	1,169.81	0.49
Institutional Shares	1,000.00	1,169.64	0.44
Institutional Plus Shares	1,000.00	1,169.70	0.33
ETF Shares	1,000.00	1,169.51	0.49
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,159.76	$1.31
Admiral Shares	1,000.00	1,160.94	0.49
ETF Shares	1,000.00	1,160.72	0.49
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,176.76	$1.32
Admiral Shares	1,000.00	1,177.56	0.49
ETF Shares	1,000.00	1,177.55	0.49

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.75	0.46
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.75	0.46
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
With Hearing Impairment > 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022014

Annual Report | December 31, 2013

Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	32
Large-Cap Index Fund.	53
Your Fund’s After-Tax Returns.	80
About Your Fund’s Expenses.	81
Glossary.	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Growth Index Fund
Investor Shares	32.16%
Admiral™ Shares	32.40
Signal® Shares	32.37
Institutional Shares	32.41
ETF Shares
Market Price	32.40
Net Asset Value	32.38
Spliced Growth Index	32.47
Large-Cap Growth Funds Average	33.68
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Value Index Fund
Investor Shares	32.85%
Admiral Shares	33.05
Signal Shares	33.06
Institutional Shares	33.07
ETF Shares
Market Price	33.11
Net Asset Value	33.03
Spliced Value Index	33.15
Large-Cap Value Funds Average	32.39

For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	32.45%
Admiral Shares	32.66
Signal Shares	32.65
Institutional Shares	32.65
ETF Shares
Market Price	32.68
Net Asset Value	32.65
Spliced Large Cap Index	32.74
Large-Cap Core Funds Average	31.42

For a benchmark description, see the Glossary.

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$36.65	$47.87	$0.507	$0.000
Admiral Shares	36.64	47.87	0.571	0.000
Signal Shares	33.93	44.32	0.529	0.000
Institutional Shares	36.64	47.87	0.575	0.000
ETF Shares	71.19	92.99	1.110	0.000
Vanguard Value Index Fund
Investor Shares	$22.93	$29.78	$0.618	$0.000
Admiral Shares	22.93	29.78	0.658	0.000
Signal Shares	23.86	30.99	0.685	0.000
Institutional Shares	22.93	29.78	0.662	0.000
ETF Shares	58.79	76.34	1.688	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$26.32	$34.24	$0.557	$0.000
Admiral Shares	32.90	42.81	0.751	0.000
Signal Shares	28.70	37.34	0.657	0.000
Institutional Shares	135.42	176.18	3.106	0.000
ETF Shares	65.15	84.76	1.488	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s three large-capitalization U.S. index funds delivered strong results for the 12 months ended December 31, 2013, posting returns ranging from 32.16% for Vanguard Growth Index Fund to 32.85% for Vanguard Value Index Fund. Vanguard Large-Cap Index Fund, which invests in both value and growth stocks, fell between the other two funds, returning 32.45%. (All returns are for the funds’ Investor Shares.)

The performances of all three funds closely tracked those of their respective target indexes.

Please note that in October, we announced plans to streamline Vanguard’s share-class offerings by phasing out Signal Shares. Your fund’s Signal Shares will be converted to Admiral Shares by October 2014.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

Earnings, optimism, and stimulus made it a big year for U.S. stocks
For the 12 months ended December 31, U.S. stocks surged about 34%, their best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when

4

questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results and emerging-market stocks dipping into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns slipped further as the Fed’s phaseout loomed
The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

5

from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. As for money market funds and savings accounts, returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Large-caps performed well across all market segments
Vanguard’s three large-cap index funds provide exposure to some of the United States’ biggest companies. Investors may choose to invest broadly in the large-cap segment of the market through the Large-Cap Index Fund or to focus specifically on its growth or value segment through the Growth or Value Index Fund.

It was, as I mentioned, a strong period for large-cap stocks, with all ten industry sectors posting positive results. However, large-cap stocks generally lagged small- and mid-cap stocks. Shares of these smaller firms can outperform at times, such as the past fiscal year, when investors seem more open to risk.

The Value Index Fund benefited most from its heavy allocation to financial stocks, which contributed roughly one-quarter of the fund’s return for the period. Notable gains came from banks, financial services companies, and insurance firms. Industrial stocks—especially diversified industrial

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.10%	0.10%	0.08%	0.10%	1.28%
Value Index Fund	0.24	0.10	0.10	0.08	0.10	1.19
Large-Cap Index Fund	0.24	0.10	0.10	0.08	0.10	1.15

The fund expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the funds’ expense ratios were: for the Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

companies and aerospace and defense firms—also added significantly to performance. In health care, pharmaceutical companies turned in impressive results.

Within the Growth Index Fund, stocks in the consumer services sector added most to returns, with retailers and media companies leading the way. Holdings in technology contributed as well, as stocks of internet, software, and semiconductor companies flourished. The fund also posted sizable gains in the industrial and health care sectors.

The LargeCap Index Fund’s performance closely mirrored that of the Value Index Fund. Stocks in the financial sector added most to returns, aided by holdings in health care and industrials. As in the Growth Index Fund, consumer services and technology firms also boosted results.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Growth Index Fund Investor Shares	7.88%
Spliced Growth Index	8.09
Large-Cap Growth Funds Average	6.77
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Value Index Fund Investor Shares	7.38%
Spliced Value Index	7.53
Large-Cap Value Funds Average	6.39
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Large-Cap Index Fund Investor Shares (Returns since inception: 1/30/2004)	7.53%
Spliced Large Cap Index	7.71
Large-Cap Core Funds Average	6.01
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

The funds continue to post competitive long-term results
For the decade ended December 31, 2013, the Growth and Value Index Funds recorded average annual returns of 7.88% and 7.38%, respectively. The Large-Cap Index Fund, which does not yet have a full decade of performance, has posted an average annual return of 7.53% since its inception in early 2004.

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55%
in the most recent 12 months, but that’s not enough to explain such a big leap in the average.
Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31%
during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on?
(Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

8

Each of the three funds has met its primary objective of closely tracking its target index over the long term. In addition, each fund’s average annual return has surpassed that of its respective peer group.

This success is a tribute to Vanguard Equity Investment Group, the funds’ advisor. The advisor is helped in this task by the funds’ low expenses, which are far below the industry average for large-cap funds.

Rebalancing your portfolio keeps your target in focus
The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. Although the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds? at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a portfolio that’s riskier than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2014

9

Growth Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.16%	1.30%	1.30%	1.31%	1.30%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Stock
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	356	356	3,653
Median Market Cap	$56.1B	$56.1B	$43.0B
Price/Earnings Ratio	24.7x	24.7x	20.7x
Price/Book Ratio	4.6x	4.6x	2.7x
Return on Equity	21.8%	21.4%	16.5%
Earnings Growth
Rate	17.8%	17.8%	11.4%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	32%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Stock
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.6%	1.6%	3.1%
Consumer Goods	10.6	10.7	10.2
Consumer Services	20.3	20.3	13.7
Financials	11.9	11.8	18.4
Health Care	10.0	10.0	11.8
Industrials	12.1	12.1	13.5
Oil & Gas	7.1	7.1	9.3
Technology	25.6	25.6	14.9
Telecommunications	0.4	0.4	2.1
Utilities	0.4	0.4	3.0

Volatility Measures
		DJ
	U.S. Total
	Spliced	Stock Market
	Growth Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	6.3%
Google Inc.	Internet	3.9
International Business
Machines Corp.	Computer Services	2.5
Coca-Cola Co.	Soft Drinks	2.0
Amazon.com Inc.	Broadline Retailers	1.8
Comcast Corp.	Broadcasting &
	Entertainment	1.7
Philip Morris
International Inc.	Tobacco	1.7
Oracle Corp.	Software	1.6
QUALCOMM Inc.	Semiconductors	1.6
Walt Disney Co.	Broadcasting &
	Entertainment	1.5
Top Ten		24.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

10

Growth Index Fund

Investment Focus

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund*Investor Shares	32.16%	20.16%	7.88%	$21,355
••••••••	Spliced Growth Index	32.47	20.42	8.09	21,762
– – – –	Large-Cap Growth Funds Average	33.68	18.58	6.77	19,247
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777

For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	32.40%	20.32%	8.02%	$21,632
Spliced Growth Index	32.47	20.42	8.09	21,762
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Growth Index Fund Signal Shares	32.37%	20.31%	7.37%	$15,958
Spliced Growth Index	32.47	20.42	7.44	16,027
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	5.58	14,290

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Growth Index Fund Institutional Shares	32.41%	20.36%	8.06%	$10,850,191

Spliced Growth Index	32.47	20.42	8.09	10,880,838
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Growth Index Fund
ETF Shares Net Asset Value	32.38%	20.32%	7.59%	$20,683
Spliced Growth Index	32.47	20.42	7.66	20,813
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Growth Index Fund ETF Shares Market Price	32.40%	151.89%	106.86%
Growth Index Fund ETF Shares Net Asset Value	32.38	152.20	106.83
Spliced Growth Index	32.47	153.18	108.13

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.6%)
	Praxair Inc.	1,374,035	178,666
	Ecolab Inc.	1,265,742	131,979
	Eastman Chemical Co.	718,219	57,960
	Sigma-Aldrich Corp.	558,271	52,483
	FMC Corp.	621,814	46,922
	CONSOL Energy Inc.	1,067,491	40,607
	Airgas Inc.	309,830	34,655
*	WR Grace & Co.	341,497	33,764
	Albemarle Corp.	379,938	24,084
	Westlake Chemical Corp.	93,393	11,401
			612,521
Consumer Goods (10.5%)
	Coca-Cola Co.	18,552,060	766,386
	Philip Morris
	International Inc.	7,104,869	619,047
	Monsanto Co.	2,454,588	286,082
	Colgate-Palmolive Co.	4,318,850	281,632
	NIKE Inc. Class B	3,321,698	261,218
	VF Corp.	1,644,368	102,510
	Lorillard Inc.	1,719,663	87,153
	Estee Lauder Cos. Inc.
	Class A	1,116,715	84,111
	Mead Johnson
	Nutrition Co.	942,914	78,978
	Mattel Inc.	1,579,962	75,175
	Coach Inc.	1,309,257	73,489
	Harley-Davidson Inc.	1,032,216	71,471
*	Michael Kors
	Holdings Ltd.	856,711	69,556
	Stanley Black
	& Decker Inc.	825,396	66,601
	Hershey Co.	684,565	66,560
	BorgWarner Inc.	1,062,699	59,415
*,^	Tesla Motors Inc.	372,111	55,958
	PVH Corp.	380,770	51,792
*	Constellation Brands Inc.
	Class A	735,837	51,788

			Market
			Value
		Shares	($000)
	Ralph Lauren Corp.
	Class A	282,034	49,799
	JM Smucker Co.	465,932	48,280
*	Monster Beverage Corp.	703,884	47,702
	Polaris Industries Inc.	323,535	47,120
*	Mohawk Industries Inc.	288,490	42,956
	Church & Dwight Co. Inc.	647,428	42,912
*	Green Mountain
	Coffee Roasters Inc.	556,111	42,031
*	LKQ Corp.	1,262,411	41,533
	McCormick & Co. Inc.	532,217	36,680
	Brown-Forman Corp.
	Class B	481,423	36,381
*	Under Armour Inc.
	Class A	380,348	33,204
	PulteGroup Inc.	1,611,768	32,832
*	Electronic Arts Inc.	1,371,892	31,471
*	Lululemon Athletica Inc.	483,814	28,560
	Herbalife Ltd.	355,015	27,940
	Hormel Foods Corp.	616,889	27,865
*	WABCO Holdings Inc.	290,459	27,132
*	Fossil Group Inc.	206,404	24,756
*	NVR Inc.	19,134	19,632
*	Jarden Corp.	285,399	17,509
	Nu Skin Enterprises Inc.
	Class A	125,088	17,290
*	DR Horton Inc.	677,158	15,114
	Coty Inc. Class A	305,056	4,652
			3,952,273
Consumer Services (20.3%)
*	Amazon.com Inc.	1,709,356	681,674
	Walt Disney Co.	7,382,574	564,029
	Comcast Corp. Class A	10,485,272	544,867
	Home Depot Inc.	6,573,573	541,268
	McDonald’s Corp.	4,644,712	450,676
*	eBay Inc.	5,438,816	298,537
*	priceline.com Inc.	240,058	279,043
	Starbucks Corp.	3,341,849	261,967
	Twenty-First Century
	Fox Inc. Class A	7,066,936	248,615
	Costco Wholesale Corp.	2,052,591	244,279

15

Growth Index Fund

			Market
			Value
		Shares	($000)
	TJX Cos. Inc.	3,153,837	200,994
	Time Warner Cable Inc.	1,315,825	178,294
	CBS Corp. Class B	2,652,172	169,049
	Viacom Inc. Class B	1,888,060	164,903
*	DIRECTV	2,330,111	160,987
	Yum! Brands Inc.	2,078,994	157,193
	Las Vegas Sands Corp.	1,721,683	135,789
	Whole Foods Market Inc.	1,737,248	100,465
*	Netflix Inc.	262,802	96,756
*	Dollar General Corp.	1,495,088	90,184
	Comcast Corp.	1,679,422	83,770
*	Chipotle Mexican
	Grill Inc. Class A	144,458	76,964
*	Bed Bath & Beyond Inc.	952,367	76,475
*	AutoZone Inc.	158,953	75,970
	Wynn Resorts Ltd.	377,693	73,352
	Ross Stores Inc.	960,993	72,007
	L Brands Inc.	1,151,734	71,235
	Starwood Hotels &
	Resorts Worldwide Inc.	893,968	71,026
	Twenty-First Century
	Fox Inc.	1,907,067	65,984
*	Liberty Interactive Corp.
	Class A	2,238,503	65,700
*	O’Reilly Automotive Inc.	475,928	61,257
*	Discovery
	Communications Inc.
	Class A	654,201	59,153
*	DISH Network Corp.
	Class A	972,082	56,303
	Nielsen Holdings NV	1,146,022	52,591
*	Dollar Tree Inc.	922,828	52,066
	Tractor Supply Co.	651,138	50,515
	Gap Inc.	1,257,417	49,140
*	CarMax Inc.	1,041,869	48,989
	Tiffany & Co.	507,667	47,101
*	Sirius XM Holdings Inc.	12,882,657	44,960
	Marriott International Inc.
	Class A	908,325	44,835
	Wyndham
	Worldwide Corp.	607,890	44,795
*	Charter Communications
	Inc. Class A	315,698	43,175
*	TripAdvisor Inc.	512,300	42,434
	Nordstrom Inc.	676,185	41,788
*	MGM Resorts
	International	1,713,955	40,312
	Advance Auto Parts Inc.	339,473	37,573
	PetSmart Inc.	484,871	35,274
*	Discovery
	Communications Inc.	404,431	33,916
	Expedia Inc.	465,803	32,448
*	IHS Inc. Class A	266,722	31,927
	Scripps Networks
	Interactive Inc. Class A	365,193	31,556
*	Hertz Global Holdings Inc.	1,048,967	30,021

			Market
			Value
		Shares	($000)
	Family Dollar Stores Inc.	456,690	29,671
	Signet Jewelers Ltd.	374,978	29,511
*	Ulta Salon Cosmetics
	& Fragrance Inc.	284,581	27,468
	Williams-Sonoma Inc.	380,263	22,162
	FactSet Research
	Systems Inc.	191,398	20,782
*	Urban Outfitters Inc.	515,633	19,130
	H&R Block Inc.	638,745	18,549
*	AutoNation Inc.	341,610	16,975
*	Sprouts Farmers
	Market Inc.	341,522	13,125
*	News Corp. Class A	664,851	11,981
*	Norwegian Cruise Line
	Holdings Ltd.	334,296	11,857
	Burger King Worldwide Inc.	489,837	11,198
*	Groupon Inc.	933,560	10,988
*	Hilton Worldwide
	Holdings Inc.	460,031	10,236
*	Hyatt Hotels Corp. Class A	205,090	10,144
*	News Corp. Class B	476,548	8,497
*	Extended Stay America Inc.	139,199	3,655
	Viacom Inc. Class A	2,820	247
	CBS Corp. Class A	2,401	153
			7,590,510
Financials (11.9%)
	Visa Inc. Class A	2,364,748	526,582
	American Express Co.	5,000,604	453,705
	MasterCard Inc. Class A	486,495	406,447
	Simon Property Group Inc.	1,448,549	220,411
	BlackRock Inc.	506,981	160,444
	American Tower
	Corporation	1,842,082	147,035
	Charles Schwab Corp.	5,115,839	133,012
	Marsh & McLennan
	Cos. Inc.	2,561,883	123,893
	IntercontinentalExchange
	Group Inc.	537,143	120,814
	Franklin Resources Inc.	1,914,174	110,505
	Public Storage	682,719	102,763
	McGraw Hill Financial Inc.	1,264,179	98,859
	T. Rowe Price Group Inc.	1,157,032	96,925
	Equity Residential	1,682,506	87,272
	Prologis Inc.	2,328,242	86,029
	Weyerhaeuser Co.	2,720,550	85,888
	Moody’s Corp.	1,004,183	78,798
	Ventas Inc.	1,372,873	78,638
	HCP Inc.	2,129,994	77,361
	Invesco Ltd.	2,069,395	75,326
	Health Care REIT Inc.	1,347,962	72,210
	Boston Properties Inc.	713,621	71,626
	Vornado Realty Trust	785,759	69,768
	Host Hotels
	& Resorts Inc.	3,528,437	68,593
	AvalonBay
	Communities Inc.	573,763	67,836

16

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Affiliated Managers
	Group Inc.	246,600	53,483
	General Growth
	Properties Inc.	2,552,223	51,223
	Leucadia National Corp.	1,444,906	40,949
	SL Green Realty Corp.	430,628	39,781
	Equifax Inc.	568,025	39,245
	Macerich Co.	655,299	38,591
	Plum Creek
	Timber Co. Inc.	826,173	38,425
	Kimco Realty Corp.	1,819,424	35,934
*	CBRE Group Inc. Class A	1,316,845	34,633
	Realty Income Corp.	917,806	34,262
*	Realogy Holdings Corp.	682,541	33,765
	Federal Realty
	Investment Trust	304,031	30,832
	Cole Real Estate
	Investment Inc.	2,194,223	30,807
	Raymond James
	Financial Inc.	588,452	30,711
*	Ocwen Financial Corp.	538,018	29,833
^	Digital Realty Trust Inc.	600,437	29,493
	UDR Inc.	1,170,547	27,332
	Essex Property Trust Inc.	177,792	25,515
	SEI Investments Co.	717,865	24,931
	Rayonier Inc.	589,328	24,811
	Lazard Ltd. Class A	542,921	24,605
*	MSCI Inc. Class A	553,570	24,202
	Camden Property Trust	398,177	22,648
	Alexandria Real Estate
	Equities Inc.	334,070	21,254
	LPL Financial Holdings Inc.	451,510	21,234
	Jones Lang LaSalle Inc.	207,352	21,231
	TD Ameritrade
	Holding Corp.	578,438	17,723
			4,468,193
Health Care (10.0%)
*	Gilead Sciences Inc.	7,157,575	537,892
	Amgen Inc.	3,520,236	401,870
	AbbVie Inc.	7,426,066	392,170
*	Celgene Corp.	1,923,517	324,997
*	Biogen Idec Inc.	1,102,631	308,461
*	Express Scripts
	Holding Co.	3,761,442	264,204
	Allergan Inc.	1,387,123	154,082
*	Actavis plc	812,358	136,476
*	Alexion
	Pharmaceuticals Inc.	915,322	121,793
*	Regeneron
	Pharmaceuticals Inc.	363,675	100,098
	Stryker Corp.	1,324,907	99,553
*	Vertex
	Pharmaceuticals Inc.	1,091,206	81,077
	Zoetis Inc.	2,334,245	76,306
*	Intuitive Surgical Inc.	177,694	68,249
*	Forest Laboratories Inc.	1,131,699	67,936

			Market
			Value
		Shares	($000)
*	Illumina Inc.	590,269	65,296
*	Perrigo Co. plc	418,099	64,161
*	DaVita HealthCare
	Partners Inc.	942,956	59,755
	CR Bard Inc.	363,440	48,679
*	BioMarin
	Pharmaceutical Inc.	664,129	46,668
*	Henry Schein Inc.	400,458	45,756
*	Varian Medical
	Systems Inc.	493,032	38,304
*	Waters Corp.	378,029	37,803
*	Laboratory Corp. of
	America Holdings	407,643	37,246
*	Edwards Lifesciences
	Corp.	510,002	33,538
	DENTSPLY
	International Inc.	666,828	32,328
^	ResMed Inc.	664,140	31,268
*	Pharmacyclics Inc.	274,863	29,075
*	IDEXX Laboratories Inc.	242,549	25,800
*	Incyte Corp. Ltd.	338,671	17,147
*	Quintiles Transnational
	Holdings Inc.	177,336	8,218
*	Envision Healthcare
	Holdings Inc.	209,449	7,440
			3,763,646
Industrials (12.0%)
	3M Co.	3,142,720	440,766
	Union Pacific Corp.	2,149,888	361,181
	United Parcel Service Inc.
	Class B	3,341,186	351,092
	Accenture plc Class A	2,967,496	243,987
	Boeing Co.	1,753,865	239,385
	Danaher Corp.	2,766,336	213,561
	Precision Castparts Corp.	678,048	182,598
	Automatic Data
	Processing Inc.	2,247,287	181,603
	Cummins Inc.	874,664	123,301
*	LinkedIn Corp. Class A	475,141	103,025
	PACCAR Inc.	1,652,992	97,807
	Agilent Technologies Inc.	1,544,244	88,315
	Rockwell Automation Inc.	647,249	76,479
	WW Grainger Inc.	291,621	74,486
	Sherwin-Williams Co.	402,055	73,777
	Pentair Ltd.	930,433	72,267
*	Fiserv Inc.	1,204,115	71,103
	Paychex Inc.	1,534,237	69,854
	Amphenol Corp. Class A	738,875	65,893
	Fidelity National
	Information Services Inc.	1,222,983	65,650
	Roper Industries Inc.	463,413	64,266
	Kansas City Southern	514,289	63,684
	AMETEK Inc.	1,142,169	60,158
	Fastenal Co.	1,246,253	59,209
*	Alliance Data
	Systems Corp.	215,944	56,778

17

Growth Index Fund

			Market
			Value
		Shares	($000)
	Flowserve Corp.	650,688	51,294
	Textron Inc.	1,311,469	48,210
*	Stericycle Inc.	399,743	46,438
*	Verisk Analytics Inc.
	Class A	706,215	46,412
	Pall Corp.	516,709	44,101
*	B/E Aerospace Inc.	489,476	42,599
	Expeditors International
	of Washington Inc.	958,792	42,426
*	Trimble Navigation Ltd.	1,203,177	41,750
	Chicago Bridge
	& Iron Co. NV	502,077	41,743
	CH Robinson
	Worldwide Inc.	707,453	41,273
*	FleetCor Technologies Inc.	325,935	38,190
	ADT Corp.	942,133	38,128
	Masco Corp.	1,664,436	37,899
	TransDigm Group Inc.	221,281	35,631
	Rock Tenn Co. Class A	336,753	35,362
	JB Hunt Transport
	Services Inc.	440,760	34,071
*	Mettler-Toledo
	International Inc.	138,784	33,668
*	Quanta Services Inc.	991,621	31,296
	Sealed Air Corp.	917,181	31,230
	Donaldson Co. Inc.	682,647	29,668
	Cintas Corp.	448,373	26,719
	Hubbell Inc. Class B	242,782	26,439
	Robert Half
	International Inc.	615,523	25,846
	Iron Mountain Inc.	803,346	24,382
*	Sensata Technologies
	Holding NV	561,056	21,752
	Martin Marietta
	Materials Inc.	215,868	21,574
	Towers Watson
	& Co. Class A	165,663	21,140
	FLIR Systems Inc.	662,246	19,934
	National Instruments Corp.	468,662	15,007
	Allison Transmission
	Holdings Inc.	382,493	10,561
*	Owens Corning	247,705	10,087
			4,515,055
Oil & Gas (7.1%)
	Schlumberger Ltd.	6,147,468	553,948
	EOG Resources Inc.	1,274,181	213,859
	Halliburton Co.	3,761,505	190,896
	Anadarko Petroleum Corp.	2,349,220	186,340
	National Oilwell Varco Inc.	1,998,274	158,923
	Williams Cos. Inc.	3,190,502	123,058
	Pioneer Natural
	Resources Co.	647,278	119,144
	Noble Energy Inc.	1,677,266	114,239
	Kinder Morgan Inc.	3,143,223	113,156
	Cabot Oil & Gas Corp.	1,969,868	76,352

			Market
			Value
		Shares	($000)
*	Cameron
	International Corp.	1,110,456	66,105
*	Southwestern Energy Co.	1,641,724	64,569
	Ensco plc Class A	1,089,805	62,315
	Range Resources Corp.	724,467	61,080
*	FMC Technologies Inc.	1,103,961	57,638
	EQT Corp.	632,858	56,818
*	Concho Resources Inc.	490,142	52,935
*	Weatherford
	International Ltd.	3,230,648	50,043
*	Cheniere Energy Inc.	1,002,718	43,237
	Core Laboratories NV	212,014	40,484
	Oceaneering
	International Inc.	504,480	39,793
*	Whiting Petroleum Corp.	554,640	34,316
	SM Energy Co.	312,716	25,990
	QEP Resources Inc.	838,074	25,687
*	Continental Resources Inc.	216,713	24,385
	Noble Corp. plc	591,436	22,161
*	Cobalt International
	Energy Inc.	1,344,702	22,120
*	Dresser-Rand Group Inc.	356,108	21,235
*	Rowan Cos. plc Class A	579,935	20,506
*	Antero Resources Corp.	183,386	11,634
			2,652,966
Technology (25.6%)
	Apple Inc.	4,199,961	2,356,640
*	Google Inc. Class A	1,291,734	1,447,659
	International Business
	Machines Corp.	5,068,680	950,732
	Oracle Corp.	15,955,547	610,459
	QUALCOMM Inc.	7,886,205	585,551
*	Facebook Inc. Class A	8,748,028	478,167
	Intel Corp.	11,602,234	301,194
	EMC Corp.	9,605,961	241,590
	Texas Instruments Inc.	5,109,316	224,350
*	Yahoo! Inc.	4,261,771	172,346
*	Cognizant Technology
	Solutions Corp. Class A	1,412,136	142,598
*	Salesforce.com Inc.	2,533,546	139,826
*	Adobe Systems Inc.	2,216,928	132,750
*	Micron Technology Inc.	4,910,522	106,853
	Intuit Inc.	1,263,480	96,429
*	Cerner Corp.	1,442,230	80,390
	SanDisk Corp.	1,054,522	74,386
	Analog Devices Inc.	1,452,075	73,954
	NetApp Inc.	1,590,765	65,444
	Xilinx Inc.	1,253,282	57,551
*	Citrix Systems Inc.	869,663	55,006
*	Autodesk Inc.	1,053,495	53,022
	Avago Technologies Ltd.
	Class A	981,531	51,913
*	Juniper Networks Inc.	2,238,296	50,518
	KLA-Tencor Corp.	778,519	50,183
	Linear Technology Corp.	1,093,170	49,794
	Applied Materials Inc.	2,808,844	49,689

18

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Red Hat Inc.	884,034	49,541
	Altera Corp.	1,500,597	48,814
*	Catamaran Corp.	962,257	45,688
*	Lam Research Corp.	757,261	41,233
*	Equinix Inc.	232,192	41,203
	NVIDIA Corp.	2,519,511	40,363
	Microchip Technology Inc.	879,751	39,369
*	VeriSign Inc.	639,320	38,219
*	ANSYS Inc.	432,573	37,720
*	Akamai Technologies Inc.	793,034	37,415
	Maxim Integrated
	Products Inc.	1,317,438	36,770
	Motorola Solutions Inc.	542,951	36,649
*	VMware Inc. Class A	395,623	35,491
*	Cree Inc.	564,306	35,309
*	Teradata Corp.	762,820	34,701
*	F5 Networks Inc.	362,824	32,966
*	ServiceNow Inc.	550,747	30,847
*	Workday Inc. Class A	365,835	30,423
*	Gartner Inc.	409,319	29,082
*	Skyworks Solutions Inc.	877,801	25,070
*,^	Twitter Inc.	381,970	24,312
*	3D Systems Corp.	227,996	21,188
*	Rackspace Hosting Inc.	522,216	20,434
*	TIBCO Software Inc.	724,696	16,291
*	Splunk Inc.	173,449	11,911
*	Informatica Corp.	253,968	10,540
*	MICROS Systems Inc.	175,950	10,094
*	Nuance
	Communications Inc.	587,594	8,932
*	NetSuite Inc.	78,558	8,093
*	Premier Inc. Class A	143,893	5,290
			9,582,952
Telecommunications (0.5%)
*	Crown Castle
	International Corp.	1,559,493	114,513
*	SBA Communications
	Corp. Class A	599,329	53,844
			168,357
Utilities (0.4%)
	ONEOK Inc.	962,595	59,854
	NRG Energy Inc.	1,508,426	43,322
*	Calpine Corp.	1,825,931	35,624
			138,800
Total Common Stocks
(Cost $23,968,697)			37,445,273

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.125%	94,530,401	94,530

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Fannie Mae Discount
	Notes, 0.060%, 3/19/14	500	500
[4],5	Fannie Mae Discount
	Notes, 0.095%, 4/9/14	600	599
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.070%, 2/5/14	900	900
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.090%, 3/7/14	500	500
			2,499
Total Temporary Cash Investments
(Cost $97,030)			97,029
Total Investments (100.2%)
(Cost $24,065,727)			37,542,302
Other Assets and Liabilities (-0.2%)
Other Assets			85,510
Liabilities[3]			(142,363)
			(56,853)
Net Assets (100%)			37,485,449

19

Growth Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	24,347,588
Overdistributed Net Investment Income	(27,032)
Accumulated Net Realized Losses	(312,136)
Unrealized Appreciation (Depreciation)
Investment Securities	13,476,575
Futures Contracts	454
Net Assets	37,485,449

Investor Shares—Net Assets
Applicable to 75,837,336 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,630,480
Net Asset Value Per Share—
Investor Shares	$47.87

Admiral Shares—Net Assets
Applicable to 165,108,557 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,903,383
Net Asset Value Per Share—
Admiral Shares	$47.87

Amount
($000)
Signal Shares—Net Assets
Applicable to 105,401,838 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,671,845
Net Asset Value Per Share—
Signal Shares	$44.32

Institutional Shares—Net Assets
Applicable to 167,444,140 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,014,872
Net Asset Value Per Share—
Institutional Shares	$47.87

ETF Shares—Net Assets
Applicable to 142,648,952 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,264,869
Net Asset Value Per Share—
ETF Shares	$92.99

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,326,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $46,795,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,399,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	463,617
Interest[1]	66
Securities Lending	1,405
Total Income	465,088
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,660
Management and Administrative—Investor Shares	7,097
Management and Administrative—Admiral Shares	4,575
Management and Administrative—Signal Shares	2,420
Management and Administrative—Institutional Shares	3,306
Management and Administrative—ETF Shares	6,439
Marketing and Distribution—Investor Shares	699
Marketing and Distribution—Admiral Shares	916
Marketing and Distribution—Signal Shares	1,049
Marketing and Distribution—Institutional Shares	1,639
Marketing and Distribution—ETF Shares	2,314
Custodian Fees	353
Auditing Fees	30
Shareholders’ Reports—Investor Shares	122
Shareholders’ Reports—Admiral Shares	69
Shareholders’ Reports—Signal Shares	42
Shareholders’ Reports—Institutional Shares	65
Shareholders’ Reports—ETF Shares	293
Trustees’ Fees and Expenses	38
Total Expenses	33,126
Net Investment Income	431,962
Realized Net Gain (Loss)
Investment Securities Sold	1,657,984
Futures Contracts	(4,772)
Realized Net Gain (Loss)	1,653,212
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,932,687
Futures Contracts	454
Change in Unrealized Appreciation (Depreciation)	6,933,141
Net Increase (Decrease) in Net Assets Resulting from Operations	9,018,315
1 Interest income from an affiliated company of the fund was $61,000.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	431,962	392,814
Realized Net Gain (Loss)	1,653,212	367,593
Change in Unrealized Appreciation (Depreciation)	6,933,141	2,908,364
Net Increase (Decrease) in Net Assets Resulting from Operations	9,018,315	3,668,771
Distributions
Net Investment Income
Investor Shares	(40,362)	(43,607)
Admiral Shares	(91,897)	(85,446)
Signal Shares	(57,566)	(49,314)
Institutional Shares	(93,443)	(91,233)
ETF Shares	(149,475)	(121,121)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(432,743)	(390,721)
Capital Share Transactions
Investor Shares	(384,430)	(226,956)
Admiral Shares	332,128	220,246
Signal Shares	6,446	749,005
Institutional Shares	(25,279)	715,804
ETF Shares	1,895,714	1,450,303
Net Increase (Decrease) from Capital Share Transactions	1,824,579	2,908,402
Total Increase (Decrease)	10,410,151	6,186,452
Net Assets
Beginning of Period	27,075,298	20,888,846
End of Period[1]	37,485,449	27,075,298

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($27,032,000) and ($26,251,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$36.65	$31.79	$31.60	$27.32	$20.29
Investment Operations
Net Investment Income	.508	.509	.351	.315	.276
Net Realized and Unrealized Gain (Loss)
on Investments	11.219	4.853	.183	4.284	7.035
Total from Investment Operations	11.727	5.362	.534	4.599	7.311
Distributions
Dividends from Net Investment Income	(.507)	(.502)	(.344)	(.319)	(.281)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.507)	(.502)	(.344)	(.319)	(.281)
Net Asset Value, End of Period	$47.87	$36.65	$31.79	$31.60	$27.32

Total Return[1]	32.16%	16.89%	1.71%	16.96%	36.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,630	$3,105	$2,897	$3,843	$5,770
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.22%	1.45%	1.10%	1.13%	1.20%
Portfolio Turnover Rate[2]	32%	21%	23%	26%	29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$36.64	$31.79	$31.60	$27.32	$20.30
Investment Operations
Net Investment Income	.572	.560	.399	.357	.308
Net Realized and Unrealized Gain (Loss)
on Investments	11.229	4.842	.185	4.282	7.027
Total from Investment Operations	11.801	5.402	.584	4.639	7.335
Distributions
Dividends from Net Investment Income	(.571)	(.552)	(.394)	(.359)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.571)	(.552)	(.394)	(.359)	(.315)
Net Asset Value, End of Period	$47.87	$36.64	$31.79	$31.60	$27.32

Total Return[1]	32.40%	17.01%	1.87%	17.12%	36.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,903	$5,774	$4,819	$4,712	$1,641
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[2]	32%	21%	23%	26%	29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.93	$29.44	$29.26	$25.30	$18.80
Investment Operations
Net Investment Income	.530	.519	.369	.331	.286
Net Realized and Unrealized Gain (Loss)
on Investments	10.389	4.483	.175	3.963	6.507
Total from Investment Operations	10.919	5.002	.544	4.294	6.793
Distributions
Dividends from Net Investment Income	(.529)	(.512)	(.364)	(.334)	(.293)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.529)	(.512)	(.364)	(.334)	(.293)
Net Asset Value, End of Period	$44.32	$33.93	$29.44	$29.26	$25.30

Total Return	32.37%	17.01%	1.88%	17.11%	36.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,672	$3,540	$2,402	$1,658	$1,428
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[1]	32%	21%	23%	26%	29%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$36.64	$31.79	$31.60	$27.32	$20.30
Investment Operations
Net Investment Income	.576	.567	.405	.369	.322
Net Realized and Unrealized Gain (Loss)
on Investments	11.229	4.842	.186	4.283	7.027
Total from Investment Operations	11.805	5.409	.591	4.652	7.349
Distributions
Dividends from Net Investment Income	(.575)	(.559)	(.401)	(.372)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.575)	(.559)	(.401)	(.372)	(.329)
Net Asset Value, End of Period	$47.87	$36.64	$31.79	$31.60	$27.32

Total Return	32.41%	17.04%	1.89%	17.17%	36.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,015	$6,189	$4,726	$3,934	$2,913
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.61%	1.26%	1.31%	1.40%
Portfolio Turnover Rate[1]	32%	21%	23%	26%	29%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$71.19	$61.76	$61.39	$53.08	$39.43
Investment Operations
Net Investment Income	1.112	1.087	.776	.695	.598
Net Realized and Unrealized Gain (Loss)
on Investments	21.798	9.416	.360	8.315	13.666
Total from Investment Operations	22.910	10.503	1.136	9.010	14.264
Distributions
Dividends from Net Investment Income	(1.110)	(1.073)	(.766)	(.700)	(.614)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.110)	(1.073)	(.766)	(.700)	(.614)
Net Asset Value, End of Period	$92.99	$71.19	$61.76	$61.39	$53.08

Total Return	32.38%	17.03%	1.87%	17.11%	36.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,265	$8,467	$6,046	$5,099	$3,917
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[1]	32%	21%	23%	26%	29%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

28

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $4,051,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,445,273	—	—
Temporary Cash Investments	94,530	2,499	—
Futures Contracts—Assets[1]	147	—	—
Total	37,539,950	2,499	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	460	42,345	454

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $955,132,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $2,722,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $706,861,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $300,177,000 to offset future net capital gains through December 31, 2017.

30

Growth Index Fund

At December 31, 2013, the cost of investment securities for tax purposes was $24,074,729,000. Net unrealized appreciation of investment securities for tax purposes was $13,467,573,000, consisting of unrealized gains of $13,708,940,000 on securities that had risen in value since their purchase and $241,367,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $14,471,177,000 of investment securities and sold $12,694,625,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,207,219,000 and $2,396,913,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	431,291	10,400	602,050	16,845
Issued in Lieu of Cash Distributions	37,960	887	41,832	1,150
Redeemed	(853,681)	(20,181)	(870,838)	(24,381)
Net Increase (Decrease)—Investor Shares	(384,430)	(8,894)	(226,956)	(6,386)
Admiral Shares
Issued	945,498	22,310	827,142	22,980
Issued in Lieu of Cash Distributions	85,033	1,981	78,877	2,167
Redeemed	(698,403)	(16,754)	(685,773)	(19,175)
Net Increase (Decrease) —Admiral Shares	332,128	7,537	220,246	5,972
Signal Shares
Issued	1,478,192	38,454	1,479,198	44,790
Issued in Lieu of Cash Distributions	49,030	1,236	41,899	1,242
Redeemed	(1,520,776)	(38,618)	(772,092)	(23,287)
Net Increase (Decrease)—Signal Shares	6,446	1,072	749,005	22,745
Institutional Shares
Issued	1,695,058	40,508	1,572,068	44,246
Issued in Lieu of Cash Distributions	86,390	2,012	80,278	2,205
Redeemed	(1,806,727)	(43,962)	(936,542)	(26,228)
Net Increase (Decrease) —Institutional Shares	(25,279)	(1,442)	715,804	20,223
ETF Shares
Issued	4,351,346	53,707	2,733,537	39,551
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,455,632)	(30,000)	(1,283,234)	(18,500)
Net Increase (Decrease) —ETF Shares	1,895,714	23,707	1,450,303	21,051

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

31

Value Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	2.19%	2.33%	2.33%	2.34%	2.33%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
		CRSP US	Market
		Large Cap	FA
	Fund	Value Index	Index
Number of Stocks	313	313	3,653
Median Market Cap	$71.9B	$71.9B	$43.0B
Price/Earnings Ratio	16.7x	16.8x	20.7x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	14.8%	14.8%	16.5%
Earnings Growth
Rate	6.0%	5.8%	11.4%
Dividend Yield	2.4%	2.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	25%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		CRSP US	Stock
		Large Cap	Market
	Fund	Value Index	FA Index
Basic Materials	3.9%	3.9%	3.1%
Consumer Goods	10.4	10.5	10.2
Consumer Services	7.8	7.8	13.7
Financials	22.6	22.6	18.4
Health Care	13.7	13.7	11.8
Industrials	12.9	12.9	13.5
Oil & Gas	12.3	12.3	9.3
Technology	7.2	7.2	14.9
Telecommunications	3.9	3.9	2.1
Utilities	5.3	5.2	3.0

Volatility Measures
		DJ
		U.S. Total
	Spliced	Stock Market
	Value Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	4.7%
General Electric Co.	Diversified Industrials	3.0
Microsoft Corp.	Software	3.0
Johnson & Johnson	Pharmaceuticals	2.7
Chevron Corp.	Integrated Oil & Gas	2.5
Wells Fargo & Co.	Banks	2.5
Procter & Gamble Co.	Nondurable
	Household Products	2.3
JPMorgan Chase & Co.	Banks	2.3
Berkshire Hathaway Inc. Reinsurance		2.2
Pfizer Inc.	Pharmaceuticals	2.1
Top Ten		27.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

32

Value Index Fund

Investment Focus

33

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund*Investor Shares	32.85%	16.09%	7.38%	$20,379
••••••••	Spliced Value Index	33.15	16.29	7.53	20,667
– – – –	Large-Cap Value Funds Average	32.39	15.86	6.39	18,574
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777

For a benchmark description, see the Glossary.

Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	33.05%	16.26%	7.51%	$20,625
Spliced Value Index	33.15	16.29	7.53	20,667
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	21,777

See Financial Highlights for dividend and capital gains information.

34

Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Value Index Fund Signal Shares	33.06%	16.26%	3.37%	$12,438
Spliced Value Index	33.15	16.29	3.37	12,439
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	5.58	14,290

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Value Index Fund Institutional Shares	33.07%	16.29%	7.54%	$10,345,578

Spliced Value Index	33.15	16.29	7.53	10,333,624
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Value Index Fund
ETF Shares Net Asset Value	33.03%	16.26%	7.18%	$19,911
Spliced Value Index	33.15	16.29	7.21	19,956
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.67	20,835

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Value Index Fund ETF Shares Market Price	33.11%	112.19%	99.16%
Value Index Fund ETF Shares Net Asset Value	33.03	112.41	99.11
Spliced Value Index	33.15	112.67	99.56

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

35

Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

36

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.9%)
EI du Pont de
Nemours & Co.	2,782,754	180,796
Dow Chemical Co.	3,647,712	161,958
Freeport-McMoRan
Copper & Gold Inc.	3,121,368	117,800
LyondellBasell Industries
NV Class A	1,414,899	113,588
PPG Industries Inc.	405,922	76,987
Air Products &
Chemicals Inc.	634,745	70,952
International Paper Co.	1,329,393	65,180
Nucor Corp.	957,971	51,136
CF Industries Holdings Inc.	172,688	40,243
Mosaic Co.	851,281	40,240
Newmont Mining Corp.	1,486,143	34,226
Alcoa Inc.	3,218,439	34,212
Celanese Corp. Class A	480,353	26,568
Ashland Inc.	233,157	22,626
International Flavors
& Fragrances Inc.	246,288	21,176
Reliance Steel
& Aluminum Co.	220,856	16,750
Peabody Energy Corp.	814,990	15,917
Avery Dennison Corp.	296,372	14,875
Huntsman Corp.	583,132	14,345
		1,119,575
Consumer Goods (10.4%)
Procter & Gamble Co.	8,178,123	665,781
PepsiCo Inc.	4,610,829	382,422
Altria Group Inc.	6,017,331	231,005
Mondelez
International Inc.
Class A	5,269,144	186,001
Ford Motor Co.	11,637,980	179,574
* General Motors Co.	3,132,036	128,006
Kimberly-Clark Corp.	1,147,519	119,870
Johnson Controls Inc.	2,062,076	105,784
Kraft Foods Group Inc.	1,793,853	96,725

			Market
			Value
		Shares	($000)
	General Mills Inc.	1,907,812	95,219
	Archer-Daniels-Midland Co.	1,979,092	85,893
	Delphi Automotive plc	922,153	55,449
	Kellogg Co.	874,414	53,400
	Reynolds American Inc.	982,780	49,129
	ConAgra Foods Inc.	1,272,049	42,868
	Genuine Parts Co.	443,832	36,922
	Whirlpool Corp.	235,148	36,885
	Clorox Co.	386,728	35,873
	Bunge Ltd.	420,815	34,553
	Beam Inc.	488,578	33,253
	Coca-Cola Enterprises Inc.	739,197	32,621
	Dr Pepper Snapple
	Group Inc.	612,659	29,849
	Newell Rubbermaid Inc.	867,172	28,105
	Tyson Foods Inc. Class A	820,524	27,455
*	TRW Automotive
	Holdings Corp.	352,865	26,250
	Campbell Soup Co.	565,991	24,496
	Molson Coors
	Brewing Co. Class B	430,722	24,185
	Activision Blizzard Inc.	1,348,865	24,050
	Avon Products Inc.	1,306,026	22,490
	Energizer Holdings Inc.	187,823	20,330
	Lear Corp.	243,166	19,689
	Lennar Corp. Class A	490,395	19,400
	Hasbro Inc.	352,319	19,381
*	DR Horton Inc.	435,786	9,727
	Lennar Corp. Class B	1,431	48
			2,982,688
Consumer Services (7.8%)
	Wal-Mart Stores Inc.	4,864,222	382,766
	CVS Caremark Corp.	3,580,127	256,230
	Time Warner Inc.	2,582,337	180,040
	Lowe’s Cos. Inc.	3,144,383	155,804
	Walgreen Co.	2,569,792	147,609
	Target Corp.	1,902,099	120,346
	McKesson Corp.	690,968	111,522
	Delta Air Lines Inc.	2,563,909	70,431
	Cardinal Health Inc.	1,027,141	68,623
	Sysco Corp.	1,742,837	62,916

37

Value Index Fund

			Market
			Value
		Shares	($000)
	Macy’s Inc.	1,103,099	58,905
	Kroger Co.	1,460,457	57,732
	Omnicom Group Inc.	771,268	57,359
	Carnival Corp.	1,424,690	57,230
	AmerisourceBergen Corp.
	Class A	695,363	48,891
*	Liberty Media Corp.
	Class A	281,543	41,232
*	United Continental
	Holdings Inc.	1,087,343	41,134
	Southwest Airlines Co.	2,087,955	39,337
	Kohl’s Corp.	577,567	32,777
	Best Buy Co. Inc.	817,987	32,621
	Staples Inc.	1,987,343	31,579
	Safeway Inc.	741,605	24,154
	Interpublic Group
	of Cos. Inc.	1,271,969	22,514
	Darden Restaurants Inc.	392,667	21,349
*	Hertz Global Holdings Inc.	672,829	19,256
	Royal Caribbean
	Cruises Ltd.	397,824	18,865
	Dun & Bradstreet Corp.	116,445	14,294
	International Game
	Technology	745,873	13,545
*	News Corp. Class A	720,123	12,977
	H&R Block Inc.	410,734	11,928
*	Sears Holdings Corp.	143,577	7,041
*	ARAMARK Holdings Corp.	87,453	2,293
*	News Corp. Class B	12,440	222
			2,223,522
Financials (22.5%)
	Wells Fargo & Co.	15,843,730	719,305
	JPMorgan Chase & Co.	11,309,974	661,407
*	Berkshire Hathaway Inc.
	Class B	5,290,402	627,230
	Bank of America Corp.	32,090,322	499,646
	Citigroup Inc.	8,668,955	451,739
	American International
	Group Inc.	4,429,825	226,143
	US Bancorp	5,494,777	221,989
	Goldman Sachs Group Inc.	1,227,342	217,559
	MetLife Inc.	2,865,013	154,481
	Capital One Financial Corp.	1,733,520	132,805
	Morgan Stanley	4,106,810	128,790
	Prudential Financial Inc.	1,386,061	127,823
	PNC Financial Services
	Group Inc.	1,601,041	124,209
	Bank of New York
	Mellon Corp.	3,453,173	120,654
	Travelers Cos. Inc.	1,095,080	99,149
	ACE Ltd.	922,272	95,483
	Aflac Inc.	1,401,263	93,604
	State Street Corp.	1,254,432	92,063
	Discover Financial
	Services	1,434,340	80,251
	BB&T Corp.	2,119,962	79,117
	Aon plc	905,839	75,991

			Market
			Value
		Shares	($000)
	CME Group Inc.	956,512	75,048
	Allstate Corp.	1,368,541	74,640
	Chubb Corp.	757,531	73,200
	Ameriprise Financial Inc.	582,980	67,072
	SunTrust Banks Inc.	1,620,846	59,663
	Fifth Third Bancorp	2,645,830	55,642
	Hartford Financial
	Services Group Inc.	1,339,807	48,541
	Loews Corp.	933,404	45,027
	Progressive Corp.	1,629,650	44,441
	Principal Financial
	Group Inc.	886,827	43,729
	M&T Bank Corp.	352,857	41,080
	Regions Financial Corp.	4,128,312	40,829
	Lincoln National Corp.	786,218	40,585
	Northern Trust Corp.	651,814	40,341
	KeyCorp	2,687,199	36,062
	SLM Corp.	1,315,971	34,584
	CIT Group Inc.	605,185	31,548
	Western Union Co.	1,661,271	28,657
	Annaly Capital
	Management Inc.	2,850,692	28,421
	Unum Group	793,608	27,840
	XL Group plc Class A	861,510	27,430
	Comerica Inc.	556,906	26,475
	Cincinnati Financial Corp.	468,226	24,521
	Huntington
	Bancshares Inc.	2,499,239	24,118
*	Markel Corp.	40,079	23,260
*	Arch Capital Group Ltd.	381,762	22,787
	American Capital
	Agency Corp.	1,151,665	22,216
	Torchmark Corp.	276,030	21,572
	Willis Group Holdings plc	477,868	21,413
	New York Community
	Bancorp Inc.	1,262,033	21,265
	First Republic Bank	394,901	20,673
	Everest Re Group Ltd.	117,352	18,292
	Zions Bancorporation	556,997	16,688
	Reinsurance Group
	of America Inc. Class A	214,396	16,596
	PartnerRe Ltd.	155,200	16,363
	Axis Capital Holdings Ltd.	310,685	14,779
	People’s United
	Financial Inc.	969,952	14,666
	Legg Mason Inc.	335,343	14,581
	WR Berkley Corp.	327,146	14,195
	NASDAQ OMX Group Inc.	353,605	14,073
	Hudson City Bancorp Inc.	1,437,479	13,555
	ING US Inc.	351,764	12,365
	Fidelity National
	Financial Inc. Class A	355,387	11,532
*	Genworth Financial Inc.
	Class A	740,418	11,499
	TD Ameritrade
	Holding Corp.	371,228	11,374
*	Alleghany Corp.	23,887	9,554

38

Value Index Fund

			Market
			Value
		Shares	($000)
	Assurant Inc.	112,178	7,445
*	Brixmor Property Group Inc.	131,918	2,682
*	Berkshire Hathaway Inc.
	Class A	14	2,491
			6,444,848
Health Care (13.7%)
	Johnson & Johnson	8,486,222	777,253
	Pfizer Inc.	19,499,088	597,257
	Merck & Co. Inc.	8,791,017	439,991
	Bristol-Myers Squibb Co.	4,952,456	263,223
	UnitedHealth Group Inc.	3,028,970	228,082
	Abbott Laboratories	4,645,477	178,061
	Medtronic Inc.	2,999,493	172,141
	Eli Lilly & Co.	3,048,615	155,479
	Thermo Fisher
	Scientific Inc.	1,086,448	120,976
	Baxter International Inc.	1,631,749	113,488
	Covidien plc	1,360,827	92,672
	WellPoint Inc.	888,620	82,100
	Aetna Inc.	1,105,701	75,840
	Cigna Corp.	830,649	72,665
	Becton Dickinson and Co.	585,373	64,678
	St. Jude Medical Inc.	874,612	54,182
*	Mylan Inc.	1,149,511	49,889
	Humana Inc.	471,373	48,655
*	Boston Scientific Corp.	4,043,318	48,601
	Zimmer Holdings Inc.	514,306	47,928
*	HCA Holdings Inc.	943,115	44,996
*	Life Technologies Corp.	520,678	39,467
*	CareFusion Corp.	645,606	25,708
	Quest Diagnostics Inc.	435,737	23,329
*	Endo Health Solutions Inc.	344,180	23,218
	Universal Health
	Services Inc. Class B	274,121	22,275
*	Hospira Inc.	499,307	20,612
*	Hologic Inc.	815,606	18,229
	Patterson Cos. Inc.	236,932	9,762
			3,910,757
Industrials (12.9%)
	General Electric Co.	30,430,711	852,973
	United Technologies
	Corp.	2,759,984	314,086
	Honeywell
	International Inc.	2,360,800	215,706
	Caterpillar Inc.	1,911,899	173,620
	Boeing Co.	1,129,647	154,186
	Emerson Electric Co.	2,116,558	148,540
	Lockheed Martin Corp.	963,077	143,171
	FedEx Corp.	904,755	130,077
	Eaton Corp. plc	1,428,449	108,734
	Illinois Tool Works Inc.	1,268,265	106,636
	Deere & Co.	1,127,978	103,018
	General Dynamics Corp.	1,006,026	96,126
	CSX Corp.	3,049,022	87,720
	Raytheon Co.	961,011	87,164
	Norfolk Southern Corp.	929,238	86,261

			Market
			Value
		Shares	($000)
	Northrop Grumman Corp.	667,982	76,557
	TE Connectivity Ltd.	1,229,832	67,776
	Waste Management Inc.	1,342,077	60,219
	Parker Hannifin Corp.	449,105	57,773
	Tyco International Ltd.	1,394,221	57,219
	Ingersoll-Rand plc	824,244	50,773
	Dover Corp.	514,087	49,630
	Xerox Corp.	3,529,321	42,952
	Fluor Corp.	491,706	39,479
	Rockwell Collins Inc.	406,303	30,034
	L-3 Communications
	Holdings Inc.	256,282	27,386
	Republic Services Inc.
	Class A	817,222	27,132
*	Jacobs Engineering
	Group Inc.	376,304	23,703
	Vulcan Materials Co.	391,643	23,271
	Ball Corp.	437,313	22,592
	Manpowergroup Inc.	236,178	20,278
	MeadWestvaco Corp.	535,321	19,769
	Xylem Inc.	558,666	19,330
*	Crown Holdings Inc.	424,608	18,925
	Joy Global Inc.	320,714	18,759
	Avnet Inc.	413,947	18,259
	MDU Resources Group Inc.	541,444	16,541
*	Arrow Electronics Inc.	302,500	16,411
	AGCO Corp.	262,528	15,539
	Timken Co.	264,450	14,563
	KBR Inc.	446,425	14,236
	SPX Corp.	122,458	12,198
	Jabil Circuit Inc.	547,142	9,542
*	Owens-Illinois Inc.	246,613	8,824
*	Owens Corning	168,927	6,879
			3,694,567
Oil & Gas (12.3%)
	Exxon Mobil Corp.	13,143,133	1,330,085
	Chevron Corp.	5,784,481	722,540
	ConocoPhillips	3,684,844	260,334
	Occidental Petroleum
	Corp.	2,425,214	230,638
	Phillips 66	1,802,588	139,034
	Apache Corp.	1,200,928	103,208
	Marathon Petroleum Corp.	905,504	83,062
	Valero Energy Corp.	1,623,020	81,800
	Marathon Oil Corp.	2,096,053	73,991
	Baker Hughes Inc.	1,334,373	73,737
	Devon Energy Corp.	1,161,839	71,883
	Hess Corp.	859,869	71,369
	Chesapeake Energy Corp.	1,803,751	48,954
	Murphy Oil Corp.	535,649	34,753
	HollyFrontier Corp.	601,648	29,896
	Cimarex Energy Co.	247,662	25,982
	Helmerich & Payne Inc.	304,762	25,624
	Tesoro Corp.	406,909	23,804
	OGE Energy Corp.	597,910	20,269
*	Denbury Resources Inc.	1,124,241	18,471

39

Value Index Fund

			Market
			Value
		Shares	($000)
	Energen Corp.	218,299	15,445
	Nabors Industries Ltd.	845,856	14,371
	Noble Corp. plc	379,610	14,224
	Diamond Offshore
	Drilling Inc.	210,279	11,969
			3,525,443
Technology (7.2%)
	Microsoft Corp.	22,597,852	845,838
	Cisco Systems Inc.	16,081,488	361,029
	Intel Corp.	7,467,543	193,858
	Hewlett-Packard Co.	5,778,062	161,670
	Corning Inc.	4,353,052	77,571
	Western Digital Corp.	675,989	56,716
	Seagate Technology plc	928,612	52,151
	Symantec Corp.	2,105,857	49,656
	Broadcom Corp. Class A	1,552,213	46,023
	CA Inc.	959,650	32,292
	Applied Materials Inc.	1,809,451	32,009
	Computer Sciences Corp.	444,961	24,865
	Motorola Solutions Inc.	348,842	23,547
	Harris Corp.	322,261	22,497
*	Synopsys Inc.	465,916	18,902
	LSI Corp.	1,653,486	18,221
	Marvell Technology
	Group Ltd.	1,189,313	17,102
	Garmin Ltd.	353,852	16,355
*	Nuance
	Communications Inc.	377,363	5,736
			2,056,038
Telecommunications (3.9%)
	AT&T Inc.	15,849,391	557,265
	Verizon
	Communications Inc.	8,604,683	422,834
	CenturyLink Inc.	1,771,363	56,418
*	Sprint Corp.	2,367,349	25,449
*	T-Mobile US Inc.	718,775	24,180
^	Windstream Holdings Inc.	1,790,542	14,288
	Frontier Communications
	Corp.	3,019,851	14,042
			1,114,476
Utilities (5.3%)
	Duke Energy Corp.	2,122,693	146,487
	Dominion Resources Inc.	1,744,867	112,875
	NextEra Energy Inc.	1,308,980	112,075
	Southern Co.	2,648,332	108,873
	Spectra Energy Corp.	2,016,694	71,835
	Exelon Corp.	2,580,094	70,669
	American Electric
	Power Co. Inc.	1,466,589	68,548
	Sempra Energy	699,610	62,797
	PPL Corp.	1,904,996	57,321
	PG&E Corp.	1,351,483	54,438
	Public Service Enterprise
	Group Inc.	1,522,858	48,792
	Consolidated Edison Inc.	881,858	48,749
	Edison International	981,206	45,430

		Market
		Value
	Shares	($000)
Xcel Energy Inc.	1,499,107	41,885
FirstEnergy Corp.	1,260,105	41,558
Northeast Utilities	948,837	40,221
DTE Energy Co.	527,837	35,043
Entergy Corp.	537,997	34,039
NiSource Inc.	940,627	30,928
CenterPoint Energy Inc.	1,289,585	29,893
Wisconsin Energy Corp.	685,207	28,326
AES Corp.	1,897,339	27,530
Ameren Corp.	730,499	26,415
American Water
Works Co. Inc.	536,086	22,655
CMS Energy Corp.	804,539	21,537
SCANA Corp.	380,072	17,837
Pinnacle West Capital Corp.	331,728	17,555
Alliant Energy Corp.	334,758	17,274
National Fuel Gas Co.	239,533	17,103
Pepco Holdings Inc.	751,680	14,380
Integrys Energy Group Inc.	240,713	13,097
TECO Energy Inc.	651,728	11,236
		1,497,401
Total Common Stocks
(Cost $23,401,938)		28,569,315
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market
Liquidity Fund,
0.125%	44,641,850	44,642

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)

[4],5	Fannie Mae Discount
	Notes, 0.060%, 3/19/14	500	500
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.070%, 2/5/14	1,000	1,000
[4],5	Freddie Mac Discount
	Notes, 0.063%, 3/17/14	1,000	999
			2,499
Total Temporary Cash Investments
(Cost $47,142)			47,141
Total Investments (100.1%)
(Cost $23,449,080)			28,616,456
Other Assets and Liabilities (-0.1%)
Other Assets			77,643
Liabilities[3]			(95,020)
			(17,377)
Net Assets (100%)			28,599,079

40

Value Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	23,793,709
Overdistributed Net Investment Income	(15,536)
Accumulated Net Realized Losses	(347,547)
Unrealized Appreciation (Depreciation)
Investment Securities	5,167,376
Futures Contracts	1,077
Net Assets	28,599,079

Investor Shares—Net Assets
Applicable to 58,111,295 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,730,683
Net Asset Value Per Share—
Investor Shares	$29.78

Admiral Shares—Net Assets
Applicable to 169,705,893 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,053,707
Net Asset Value Per Share—
Admiral Shares	$29.78

Amount
($000)
Signal Shares—Net Assets
Applicable to 94,330,079 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,922,933
Net Asset Value Per Share—
Signal Shares	$30.99

Institutional Shares—Net Assets
Applicable to 215,964,046 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,430,874
Net Asset Value Per Share—
Institutional Shares	$29.78

ETF Shares—Net Assets
Applicable to 163,229,771 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,460,882
Net Asset Value Per Share—
ETF Shares	$76.34

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $780,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $880,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	629,088
Interest[1]	39
Securities Lending	1,166
Total Income	630,293
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,250
Management and Administrative—Investor Shares	3,444
Management and Administrative—Admiral Shares	2,985
Management and Administrative—Signal Shares	1,480
Management and Administrative—Institutional Shares	2,838
Management and Administrative—ETF Shares	6,047
Marketing and Distribution—Investor Shares	351
Marketing and Distribution—Admiral Shares	575
Marketing and Distribution—Signal Shares	616
Marketing and Distribution—Institutional Shares	1,104
Marketing and Distribution—ETF Shares	2,349
Custodian Fees	343
Auditing Fees	30
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	70
Shareholders’ Reports—ETF Shares	236
Trustees’ Fees and Expenses	27
Total Expenses	23,848
Net Investment Income	606,445
Realized Net Gain (Loss)
Investment Securities Sold	1,528,376
Futures Contracts	5,855
Realized Net Gain (Loss)	1,534,231
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,556,240
Futures Contracts	1,077
Change in Unrealized Appreciation (Depreciation)	4,557,317
Net Increase (Decrease) in Net Assets Resulting from Operations	6,697,993
1 Interest income from an affiliated company of the fund was $36,000.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	606,445	482,329
Realized Net Gain (Loss)	1,534,231	583,872
Change in Unrealized Appreciation (Depreciation)	4,557,317	1,269,213
Net Increase (Decrease) in Net Assets Resulting from Operations	6,697,993	2,335,414
Distributions
Net Investment Income
Investor Shares	(37,540)	(40,486)
Admiral Shares	(107,291)	(95,460)
Signal Shares	(62,855)	(50,325)
Institutional Shares	(137,123)	(120,114)
ETF Shares	(260,653)	(176,096)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(605,462)	(482,481)
Capital Share Transactions
Investor Shares	(177,905)	(538,521)
Admiral Shares	416,232	49,830
Signal Shares	271,378	357,771
Institutional Shares	674,349	484,020
ETF Shares	2,894,352	1,327,951
Net Increase (Decrease) from Capital Share Transactions	4,078,406	1,681,051
Total Increase (Decrease)	10,170,937	3,533,984
Net Assets
Beginning of Period	18,428,142	14,894,158
End of Period[1]	28,599,079	18,428,142

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,536,000) and ($16,519,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.621	.595	.521	.459	.498
Net Realized and Unrealized Gain (Loss)
on Investments	6.847	2.458	(.325)	2.163	2.561
Total from Investment Operations	7.468	3.053	.196	2.622	3.059
Distributions
Dividends from Net Investment Income	(.618)	(.593)	(.516)	(.462)	(.509)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.618)	(.593)	(.516)	(.462)	(.509)
Net Asset Value, End of Period	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return[1]	32.85%	15.00%	1.00%	14.28%	19.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,731	$1,482	$1,814	$2,317	$3,357
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.35%	2.71%	2.52%	2.43%	3.09%
Portfolio Turnover Rate[2]	25%	22%	23%	27%	31%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.663	.629	.551	.488	.517
Net Realized and Unrealized Gain (Loss)
on Investments	6.845	2.458	(.325)	2.162	2.562
Total from Investment Operations	7.508	3.087	.226	2.650	3.079
Distributions
Dividends from Net Investment Income	(.658)	(.627)	(.546)	(.490)	(.529)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.658)	(.627)	(.546)	(.490)	(.529)
Net Asset Value, End of Period	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return[1]	33.05%	15.18%	1.14%	14.45%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,054	$3,539	$3,116	$3,082	$1,421
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[2]	25%	22%	23%	27%	31%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.86	$21.30	$21.63	$19.38	$16.73
Investment Operations
Net Investment Income	.689	.654	.574	.508	.538
Net Realized and Unrealized Gain (Loss)
on Investments	7.126	2.558	(.335)	2.252	2.663
Total from Investment Operations	7.815	3.212	.239	2.760	3.201
Distributions
Dividends from Net Investment Income	(.685)	(.652)	(.569)	(.510)	(.551)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.685)	(.652)	(.569)	(.510)	(.551)
Net Asset Value, End of Period	$30.99	$23.86	$21.30	$21.63	$19.38

Total Return	33.06%	15.18%	1.16%	14.46%	19.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,923	$2,011	$1,467	$1,018	$907
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[1]	25%	22%	23%	27%	31%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.666	.633	.556	.496	.527
Net Realized and Unrealized Gain (Loss)
on Investments	6.846	2.458	(.325)	2.162	2.562
Total from Investment Operations	7.512	3.091	.231	2.658	3.089
Distributions
Dividends from Net Investment Income	(.662)	(.631)	(.551)	(.498)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.662)	(.631)	(.551)	(.498)	(.539)
Net Asset Value, End of Period	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return	33.07%	15.20%	1.17%	14.49%	19.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,431	$4,369	$3,449	$3,450	$2,812
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.51%	2.87%	2.68%	2.61%	3.27%
Portfolio Turnover Rate[1]	25%	22%	23%	27%	31%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$58.79	$52.48	$53.29	$47.75	$41.21
Investment Operations
Net Investment Income	1.700	1.613	1.414	1.252	1.324
Net Realized and Unrealized Gain (Loss)
on Investments	17.538	6.305	(.821)	5.545	6.573
Total from Investment Operations	19.238	7.918	.593	6.797	7.897
Distributions
Dividends from Net Investment Income	(1.688)	(1.608)	(1.403)	(1.257)	(1.357)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.688)	(1.608)	(1.403)	(1.257)	(1.357)
Net Asset Value, End of Period	$76.34	$58.79	$52.48	$53.29	$47.75

Total Return	33.03%	15.19%	1.16%	14.45%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,461	$7,027	$5,049	$4,330	$3,145
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[1]	25%	22%	23%	27%	31%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

49

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $3,144,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50

Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	28,569,315	—	—
Temporary Cash Investments	44,642	2,499	—
Futures Contracts—Assets[1]	126	—	—
Total	28,614,083	2,499	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	393	36,178	1,077

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $355,766,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $5,224,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $1,179,424,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $346,212,000 to offset future net capital gains through December 31, 2017.

51

Value Index Fund

At December 31, 2013, the cost of investment securities for tax purposes was $23,449,339,000. Net unrealized appreciation of investment securities for tax purposes was $5,167,117,000, consisting of unrealized gains of $5,677,434,000 on securities that had risen in value since their purchase and $510,317,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $11,248,631,000 of investment securities and sold $7,184,303,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,979,973,000 and $1,190,650,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	263,619	9,878	263,810	11,888
Issued in Lieu of Cash Distributions	34,188	1,260	38,404	1,711
Redeemed	(475,712)	(17,640)	(840,735)	(37,593)
Net Increase (Decrease)—Investor Shares	(177,905)	(6,502)	(538,521)	(23,994)
Admiral Shares
Issued	771,134	28,590	398,762	17,922
Issued in Lieu of Cash Distributions	95,406	3,504	84,832	3,775
Redeemed	(450,308)	(16,740)	(433,764)	(19,522)
Net Increase (Decrease) —Admiral Shares	416,232	15,354	49,830	2,175
Signal Shares
Issued	887,826	31,864	740,791	32,096
Issued in Lieu of Cash Distributions	52,620	1,857	41,738	1,783
Redeemed	(669,068)	(23,672)	(424,758)	(18,449)
Net Increase (Decrease)—Signal Shares	271,378	10,049	357,771	15,430
Institutional Shares
Issued	1,337,495	50,315	1,186,579	53,648
Issued in Lieu of Cash Distributions	132,013	4,850	114,935	5,113
Redeemed	(795,159)	(29,718)	(817,494)	(36,688)
Net Increase (Decrease) —Institutional Shares	674,349	25,447	484,020	22,073
ETF Shares
Issued	4,102,875	61,095	3,242,989	57,134
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,208,523)	(17,400)	(1,915,038)	(33,800)
Net Increase (Decrease) —ETF Shares	2,894,352	43,695	1,327,951	23,334

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

52

Large-Cap Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.72%	1.86%	1.86%	1.87%	1.86%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	656	656	3,653
Median Market Cap	$60.7B	$60.7B	$43.0B
Price/Earnings Ratio	19.6x	19.7x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	17.9%	17.7%	16.5%
Earnings Growth
Rate	11.4%	11.3%	11.4%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		U.S. Total
		CRSP US	Stock
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.9%	2.9%	3.1%
Consumer Goods	10.5	10.6	10.2
Consumer Services	13.5	13.5	13.7
Financials	17.7	17.7	18.4
Health Care	12.0	12.0	11.8
Industrials	12.5	12.5	13.5
Oil & Gas	10.0	9.9	9.3
Technology	15.6	15.6	14.9
Telecommunications	2.3	2.3	2.1
Utilities	3.0	3.0	3.0

Volatility Measures
		DJ
	Spliced	U.S. Total
	Large Cap	Stock Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.9%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
Google Inc.	Internet	1.8
General Electric Co.	Diversified Industrials	1.6
Microsoft Corp.	Software	1.6
Johnson & Johnson	Pharmaceuticals	1.5
Chevron Corp.	Integrated Oil & Gas	1.4
Wells Fargo & Co.	Banks	1.4
Procter & Gamble Co.	Nondurable
	Household Products	1.3
JPMorgan Chase & Co.	Banks	1.3
Top Ten		17.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

53

Large-Cap Index Fund

Investment Focus

54

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(1/30/2004)	Investment

	Large-Cap Index Fund*Investor
	Shares	32.45%	18.11%	7.53%	$20,553

••••••••	Spliced Large Cap Index	32.74	18.36	7.71	20,894

– – – –	Large-Cap Core Funds Average	31.42	16.62	6.01	17,836
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	7.92	21,304

For a benchmark description, see the Glossary.

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/2/2004)	Investment
Large-Cap Index Fund Admiral Shares	32.66%	18.28%	7.63%	$20,728
Spliced Large Cap Index	32.74	18.36	7.68	20,824
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.90	21,242

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

55

Large-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/30/2007)	Investment
Large-Cap Index Fund Signal Shares	32.65%	18.28%	6.44%	$14,850
Spliced Large Cap Index	32.74	18.36	6.48	14,885
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	6.72	15,099

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(6/30/2005)	Investment

Large-Cap Index Fund Institutional Shares	32.65%	18.31%	7.90%	$9,545,454

Spliced Large Cap Index	32.74	18.36	7.92	9,559,796
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.07	9,677,550

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/27/2004)	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	32.65%	18.28%	7.55%	$20,592
Spliced Large Cap Index	32.74	18.36	7.59	20,663
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	7.78	21,031

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 27, 2004, Through December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(1/27/2004)
Large-Cap Index Fund ETF Shares Market Price	32.68%	131.28%	105.91%
Large-Cap Index Fund ETF Shares Net Asset Value	32.65	131.52	105.92
Spliced Large Cap Index	32.74	132.24	106.63

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

56

Large-Cap Index Fund

Fiscal-Year Total Returns (%): January 30, 2004, Through December 31, 2013

57

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.9%)
EI du Pont de
Nemours & Co.	432,687	28,112
Dow Chemical Co.	567,208	25,184
Freeport-McMoRan
Copper & Gold Inc.	485,021	18,305
Praxair Inc.	137,551	17,886
LyondellBasell Industries
NV Class A	219,874	17,651
Ecolab Inc.	126,715	13,213
PPG Industries Inc.	63,117	11,971
Air Products &
Chemicals Inc.	98,865	11,051
International Paper Co.	207,109	10,155
Nucor Corp.	148,647	7,935
CF Industries Holdings Inc.	26,806	6,247
Mosaic Co.	132,131	6,246
Eastman Chemical Co.	71,922	5,804
Newmont Mining Corp.	230,630	5,311
Alcoa Inc.	499,170	5,306
Sigma-Aldrich Corp.	55,846	5,250
FMC Corp.	62,506	4,717
Celanese Corp. Class A	73,803	4,082
CONSOL Energy Inc.	106,930	4,068
Ashland Inc.	36,337	3,526
Airgas Inc.	31,194	3,489
* WR Grace & Co.	34,241	3,385
International Flavors
& Fragrances Inc.	38,096	3,275
Reliance Steel &
Aluminum Co.	34,619	2,625
Peabody Energy Corp.	126,208	2,465
Albemarle Corp.	37,941	2,405
Avery Dennison Corp.	45,602	2,289
Huntsman Corp.	90,346	2,222
Westlake Chemical Corp.	9,353	1,142
		235,317

			Market
			Value
		Shares	($000)
Consumer Goods (10.4%)
	Procter & Gamble Co.	1,270,637	103,443
	Coca-Cola Co.	1,857,963	76,752
	Philip Morris
	International Inc.	711,532	61,996
	PepsiCo Inc.	716,914	59,461
	Altria Group Inc.	934,998	35,895
	Mondelez International Inc.
	Class A	820,096	28,949
	Monsanto Co.	245,968	28,668
	Colgate-Palmolive Co.	432,268	28,188
	Ford Motor Co.	1,811,287	27,948
	NIKE Inc. Class B	332,478	26,146
*	General Motors Co.	486,728	19,893
	Kimberly-Clark Corp.	178,366	18,632
	Johnson Controls Inc.	320,082	16,420
	Kraft Foods Group Inc.	278,362	15,009
	General Mills Inc.	296,404	14,794
	Archer-Daniels-Midland Co.	307,624	13,351
	VF Corp.	164,812	10,274
	Lorillard Inc.	172,266	8,730
	Delphi Automotive plc	143,726	8,642
	Estee Lauder Cos. Inc.
	Class A	111,776	8,419
	Kellogg Co.	135,383	8,268
	Mead Johnson Nutrition Co.	94,558	7,920
	Reynolds American Inc.	151,510	7,574
	Mattel Inc.	158,371	7,535
	Coach Inc.	130,930	7,349
	Harley-Davidson Inc.	103,250	7,149
*	Michael Kors Holdings Ltd.	85,288	6,925
	Stanley Black & Decker Inc.	82,574	6,663
	Hershey Co.	68,424	6,653
	ConAgra Foods Inc.	196,918	6,636
	BorgWarner Inc.	106,234	5,940
	Whirlpool Corp.	36,673	5,753
	Genuine Parts Co.	68,621	5,709
*	Tesla Motors Inc.	37,249	5,602
	Clorox Co.	60,325	5,596
	Bunge Ltd.	65,570	5,384

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Beam Inc.	76,238	5,189
	PVH Corp.	38,114	5,184
*	Constellation Brands Inc.
	Class A	73,658	5,184
	Coca-Cola Enterprises Inc.	115,009	5,075
	Ralph Lauren Corp. Class A	28,277	4,993
	JM Smucker Co.	46,578	4,826
*	Monster Beverage Corp.	70,460	4,775
	Polaris Industries Inc.	32,318	4,707
	Dr Pepper Snapple
	Group Inc.	93,892	4,574
	Newell Rubbermaid Inc.	134,526	4,360
	Church & Dwight Co. Inc.	65,017	4,309
*	Mohawk Industries Inc.	28,920	4,306
	Tyson Foods Inc. Class A	127,676	4,272
*	Green Mountain
	Coffee Roasters Inc.	55,662	4,207
*	LKQ Corp.	126,196	4,152
*	TRW Automotive
	Holdings Corp.	54,011	4,018
	Campbell Soup Co.	88,475	3,829
	Activision Blizzard Inc.	211,268	3,767
	Molson Coors Brewing Co.
	Class B	66,865	3,754
	McCormick & Co. Inc.	53,057	3,657
	Brown-Forman Corp.
	Class B	48,308	3,651
	Avon Products Inc.	202,529	3,488
*	Under Armour Inc.
	Class A	37,959	3,314
	PulteGroup Inc.	161,232	3,284
	Energizer Holdings Inc.	29,182	3,159
*	Electronic Arts Inc.	137,226	3,148
	Lear Corp.	37,545	3,040
*	DR Horton Inc.	135,713	3,029
	Hasbro Inc.	54,550	3,001
	Lennar Corp. Class A	75,848	3,001
*	Lululemon Athletica Inc.	48,427	2,859
	Herbalife Ltd.	35,558	2,798
	Hormel Foods Corp.	61,913	2,797
*	WABCO Holdings Inc.	29,123	2,720
*	Fossil Group Inc.	20,663	2,478
*	NVR Inc.	1,903	1,952
*	Jarden Corp.	28,378	1,741
	Nu Skin Enterprises Inc.
	Class A	12,432	1,718
	Coty Inc. Class A	30,590	466
	Lennar Corp. Class B	985	33
			859,081
Consumer Services (13.5%)
*	Amazon.com Inc.	171,180	68,265
	Wal-Mart Stores Inc.	756,312	59,514
	Walt Disney Co.	739,372	56,488
	Home Depot Inc.	658,322	54,206
	Comcast Corp. Class A	926,786	48,160

			Market
			Value
		Shares	($000)
	McDonald’s Corp.	465,164	45,135
	CVS Caremark Corp.	556,428	39,824
	Twenty-First Century
	Fox Inc. Class A	850,795	29,931
*	eBay Inc.	544,784	29,903
	Time Warner Inc.	401,565	27,997
*	priceline.com Inc.	24,031	27,934
	Starbucks Corp.	334,474	26,219
	Costco Wholesale Corp.	205,486	24,455
	Lowe’s Cos. Inc.	488,612	24,211
	Walgreen Co.	399,298	22,936
	TJX Cos. Inc.	315,639	20,116
	Target Corp.	295,347	18,687
	Time Warner Cable Inc.	131,693	17,844
	McKesson Corp.	107,402	17,335
	CBS Corp. Class B	262,265	16,717
	Viacom Inc. Class B	188,323	16,448
*	DIRECTV	233,276	16,117
	Yum! Brands Inc.	208,076	15,733
	Comcast Corp.	291,422	14,536
	Las Vegas Sands Corp.	172,535	13,608
	Delta Air Lines Inc.	400,316	10,997
	Cardinal Health Inc.	159,622	10,664
	Whole Foods Market Inc.	173,919	10,058
	Sysco Corp.	271,890	9,815
*	Netflix Inc.	26,302	9,684
	Macy’s Inc.	172,155	9,193
*	Dollar General Corp.	149,787	9,035
	Kroger Co.	227,920	9,010
	Omnicom Group Inc.	120,439	8,957
	Carnival Corp.	221,055	8,880
*	Chipotle Mexican Grill Inc.
	Class A	14,472	7,710
*	Bed Bath & Beyond Inc.	95,461	7,666
*	AutoZone Inc.	15,906	7,602
	AmerisourceBergen Corp.
	Class A	107,394	7,551
	Wynn Resorts Ltd.	37,917	7,364
	Ross Stores Inc.	96,202	7,208
	Starwood Hotels & Resorts
	Worldwide Inc.	89,706	7,127
	L Brands Inc.	115,121	7,120
*	Liberty Interactive Corp.
	Class A	224,520	6,590
*	Liberty Media Corp.
	Class A	43,893	6,428
*	United Continental
	Holdings Inc.	168,842	6,387
*	Discovery
	Communications Inc.
	Class A	68,375	6,182
	Southwest Airlines Co.	326,309	6,148
*	O’Reilly Automotive Inc.	47,727	6,143
*	Hertz Global Holdings Inc.	209,334	5,991
*	DISH Network Corp. Class A	97,409	5,642

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Nielsen Holdings NV	114,512	5,255
*	Dollar Tree Inc.	92,205	5,202
	Kohl’s Corp.	90,143	5,116
	Best Buy Co. Inc.	127,731	5,094
	Tractor Supply Co.	65,080	5,049
	Gap Inc.	125,578	4,908
*	CarMax Inc.	104,358	4,907
	Staples Inc.	305,457	4,854
	Tiffany & Co.	50,743	4,708
*	Sirius XM Holdings Inc.	1,290,890	4,505
	Wyndham
	Worldwide Corp.	61,107	4,503
	Marriott International Inc.
	Class A	91,050	4,494
*	Charter
	Communications Inc.
	Class A	31,629	4,326
*	TripAdvisor Inc.	51,276	4,247
	Nordstrom Inc.	67,722	4,185
*	MGM Resorts International	171,282	4,029
*	News Corp. Class A	215,966	3,892
	Advance Auto Parts Inc.	33,981	3,761
	Safeway Inc.	115,406	3,759
	H&R Block Inc.	127,911	3,715
	PetSmart Inc.	48,589	3,535
	Interpublic Group
	of Cos. Inc.	194,768	3,447
	Darden Restaurants Inc.	61,188	3,327
	Expedia Inc.	46,543	3,242
*	IHS Inc. Class A	26,771	3,204
	Scripps Networks
	Interactive Inc. Class A	36,586	3,161
*	Discovery
	Communications Inc.	37,414	3,138
	Family Dollar Stores Inc.	45,685	2,968
	Signet Jewelers Ltd.	37,515	2,952
	Royal Caribbean Cruises Ltd.	61,703	2,926
*	Ulta Salon Cosmetics
	& Fragrance Inc.	28,573	2,758
	Williams-Sonoma Inc.	38,254	2,229
	Dun & Bradstreet Corp.	17,787	2,183
	International Game
	Technology	117,454	2,133
	FactSet Research
	Systems Inc.	19,176	2,082
*	Urban Outfitters Inc.	51,708	1,918
*	AutoNation Inc.	34,112	1,695
	Twenty-First Century
	Fox Inc.	48,091	1,664
*	Sprouts Farmers Market Inc.	34,208	1,315
*	Norwegian Cruise Line
	Holdings Ltd.	33,629	1,193
	Burger King Worldwide Inc.	49,642	1,135
*	Groupon Inc.	93,947	1,106
*	Sears Holdings Corp.	22,461	1,101

			Market
			Value
		Shares	($000)
*	Hyatt Hotels Corp. Class A	20,856	1,032

*	Hilton Worldwide

	Holdings Inc.	46,033	1,024
*	Extended Stay America Inc.	13,954	366
*	ARAMARK Holdings Corp.	13,626	357
*	News Corp. Class B	12,020	214
	CBS Corp. Class A	3,364	214
	Viacom Inc. Class A	985	86
			1,105,685
Financials (17.6%)
	Wells Fargo & Co.	2,462,367	111,791
	JPMorgan Chase & Co.	1,757,288	102,766

*	Berkshire Hathaway Inc.

Class B	816,291	96,779
Bank of America Corp.	4,985,921	77,631
Citigroup Inc.	1,346,969	70,191
Visa Inc. Class A	236,807	52,732
American Express Co.	500,812	45,439
MasterCard Inc. Class A	48,732	40,714
American International
Group Inc.	688,346	35,140
US Bancorp	853,843	34,495
Goldman Sachs Group Inc.	190,623	33,790
MetLife Inc.	445,649	24,029
Simon Property Group Inc.	144,987	22,061
Capital One Financial Corp.	269,391	20,638
Morgan Stanley	638,187	20,014
Prudential Financial Inc.	215,367	19,861
PNC Financial Services
Group Inc.	248,725	19,296
Bank of New York
Mellon Corp.	536,674	18,751
BlackRock Inc.	50,746	16,060
Travelers Cos. Inc.	170,169	15,407
ACE Ltd.	143,069	14,812
American Tower
Corporation	184,475	14,725
Aflac Inc.	217,823	14,551
State Street Corp.	194,894	14,303
Charles Schwab Corp.	512,002	13,312
Discover Financial
Services	222,891	12,471
Marsh & McLennan
Cos. Inc.	256,743	12,416
BB&T Corp.	329,330	12,291
IntercontinentalExchange
Group Inc.	53,745	12,088
Aon plc	140,730	11,806
CME Group Inc.	148,851	11,679
Allstate Corp.	212,631	11,597
Chubb Corp.	117,653	11,369
Franklin Resources Inc.	191,442	11,052
Ameriprise Financial Inc.	90,962	10,465
Public Storage	68,357	10,289
McGraw Hill Financial Inc.	126,701	9,908

60

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	T. Rowe Price Group Inc.	115,818	9,702
	SunTrust Banks Inc.	250,830	9,233
	Equity Residential	168,304	8,730
	Fifth Third Bancorp	412,935	8,684
	Weyerhaeuser Co.	272,733	8,610
	Prologis Inc.	232,922	8,606
	Moody’s Corp.	100,668	7,899
	Ventas Inc.	137,653	7,885
	HCP Inc.	212,985	7,736
	Hartford Financial
	Services Group Inc.	209,146	7,577
	Invesco Ltd.	206,948	7,533
	Health Care REIT Inc.	134,928	7,228
	Boston Properties Inc.	71,343	7,161
	Loews Corp.	144,848	6,987
	Vornado Realty Trust	78,657	6,984
	Host Hotels & Resorts Inc.	353,371	6,870
	Progressive Corp.	251,897	6,869
	AvalonBay
	Communities Inc.	57,582	6,808
	Principal Financial
	Group Inc.	137,494	6,780
	M&T Bank Corp.	54,874	6,388
	Regions Financial Corp.	644,658	6,376
	Lincoln National Corp.	122,646	6,331
	Northern Trust Corp.	100,382	6,213
	KeyCorp	419,614	5,631
	SLM Corp.	204,376	5,371
*	Affiliated Managers
	Group Inc.	24,654	5,347
	General Growth
	Properties Inc.	255,027	5,118
	CIT Group Inc.	93,768	4,888
	Western Union Co.	257,480	4,441
	Annaly Capital
	Management Inc.	442,048	4,407
	Unum Group	122,053	4,282
	XL Group plc Class A	132,296	4,212
	Leucadia National Corp.	144,725	4,101
	Comerica Inc.	85,451	4,062
	SL Green Realty Corp.	43,209	3,992
	Equifax Inc.	56,716	3,918
	Macerich Co.	65,511	3,858
	Plum Creek Timber Co. Inc.	82,745	3,848
	Cincinnati Financial Corp.	72,554	3,800
	Huntington Bancshares Inc.	387,896	3,743
*	Markel Corp.	6,199	3,598
	Kimco Realty Corp.	181,623	3,587
*	Arch Capital Group Ltd.	59,345	3,542
	TD Ameritrade
	Holding Corp.	115,462	3,538
*	CBRE Group Inc. Class A	131,660	3,463
	American Capital
	Agency Corp.	179,267	3,458
	Realty Income Corp.	91,460	3,414

			Market
			Value
		Shares	($000)
*	Realogy Holdings Corp.	68,271	3,377
	Willis Group Holdings plc	74,773	3,351
	Torchmark Corp.	42,315	3,307
	New York Community
	Bancorp Inc.	196,012	3,303
	First Republic Bank	61,912	3,241
	Cole Real Estate
	Investment Inc.	219,373	3,080
	Federal Realty
	Investment Trust	30,330	3,076
	Raymond James
	Financial Inc.	58,854	3,072
*	Ocwen Financial Corp.	53,757	2,981
	Digital Realty Trust Inc.	59,977	2,946
	Everest Re Group Ltd.	17,862	2,784
	UDR Inc.	116,945	2,731
	Zions Bancorporation	86,243	2,584
	Reinsurance Group
	of America Inc. Class A	33,052	2,559
	Essex Property Trust Inc.	17,724	2,544
	SEI Investments Co.	72,006	2,501
	PartnerRe Ltd.	23,575	2,485
	Rayonier Inc.	58,970	2,483
	Lazard Ltd. Class A	54,408	2,466
*	MSCI Inc. Class A	55,695	2,435
	Axis Capital Holdings Ltd.	48,527	2,308
	People’s United
	Financial Inc.	149,975	2,268
	Camden Property Trust	39,786	2,263
	Legg Mason Inc.	50,920	2,214
	WR Berkley Corp.	50,623	2,196
	NASDAQ OMX Group Inc.	54,552	2,171
	Alexandria Real Estate
	Equities Inc.	33,819	2,152
	Jones Lang LaSalle Inc.	20,778	2,127
	LPL Financial Holdings Inc.	45,112	2,122
	Hudson City Bancorp Inc.	222,958	2,102
	ING US Inc.	54,736	1,924
	Fidelity National
	Financial Inc. Class A	55,093	1,788
*	Genworth Financial Inc.
	Class A	114,782	1,783
*	Alleghany Corp.	3,771	1,508
	Assurant Inc.	17,248	1,145
*	Berkshire Hathaway Inc.
	Class A	6	1,067
*	Brixmor Property Group Inc.	21,968	447
			1,448,419
Health Care (12.0%)
	Johnson & Johnson	1,318,897	120,798
	Pfizer Inc.	3,029,607	92,797
	Merck & Co. Inc.	1,365,910	68,364
*	Gilead Sciences Inc.	716,779	53,866
	Bristol-Myers Squibb Co.	769,692	40,909
	Amgen Inc.	352,667	40,260

61

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	AbbVie Inc.	743,742	39,277
	UnitedHealth Group Inc.	470,766	35,449
*	Celgene Corp.	192,697	32,558
*	Biogen Idec Inc.	110,437	30,895
	Abbott Laboratories	722,378	27,689
	Medtronic Inc.	466,459	26,770
*	Express Scripts Holding Co.	376,478	26,444
	Eli Lilly & Co.	473,704	24,159
	Thermo Fisher Scientific Inc.	168,849	18,801
	Baxter International Inc.	253,615	17,639
	Allergan Inc.	138,881	15,427
	Covidien plc	211,365	14,394
*	Actavis plc	81,374	13,671
	WellPoint Inc.	138,055	12,755
*	Alexion Pharmaceuticals Inc.	91,638	12,193
	Aetna Inc.	171,800	11,784
	Cigna Corp.	129,144	11,297
	Becton Dickinson and Co.	90,757	10,028
*	Regeneron
	Pharmaceuticals Inc.	36,400	10,019
	Stryker Corp.	132,864	9,983
	St. Jude Medical Inc.	136,649	8,465
*	Vertex Pharmaceuticals Inc.	109,262	8,118
*	Mylan Inc.	179,030	7,770
	Zoetis Inc.	233,643	7,638
	Humana Inc.	72,999	7,535
*	Boston Scientific Corp.	623,422	7,493
	Zimmer Holdings Inc.	79,926	7,448
*	HCA Holdings Inc.	146,735	7,001
*	Intuitive Surgical Inc.	17,819	6,844
*	Forest Laboratories Inc.	113,564	6,817
*	Illumina Inc.	59,093	6,537
*	Perrigo Co. plc	42,036	6,451
*	Life Technologies Corp.	80,831	6,127
*	DaVita HealthCare
	Partners Inc.	94,602	5,995
	CR Bard Inc.	36,417	4,878
*	BioMarin Pharmaceutical Inc.	66,512	4,674
*	Henry Schein Inc.	40,080	4,580
*	CareFusion Corp.	98,790	3,934
*	Varian Medical Systems Inc.	49,402	3,838
*	Waters Corp.	37,852	3,785
*	Laboratory Corp. of
	America Holdings	40,699	3,719
	Quest Diagnostics Inc.	67,783	3,629
*	Endo Health Solutions Inc.	53,541	3,612
	Universal Health
	Services Inc. Class B	42,529	3,456
*	Edwards Lifesciences Corp.	51,361	3,377
	DENTSPLY International Inc.	66,645	3,231
*	Hospira Inc.	77,387	3,194
	ResMed Inc.	66,249	3,119
*	Pharmacyclics Inc.	27,476	2,906
*	Hologic Inc.	127,666	2,853
*	IDEXX Laboratories Inc.	24,450	2,601

			Market
			Value
		Shares	($000)
*	Incyte Corp. Ltd.	33,675	1,705
	Patterson Cos. Inc.	36,887	1,520
*	Quintiles Transnational
	Holdings Inc.	17,823	826
*	Envision Healthcare
	Holdings Inc.	20,691	735
			984,637
Industrials (12.5%)
	General Electric Co.	4,729,346	132,564
	United Technologies Corp.	428,958	48,815
	Boeing Co.	351,351	47,956
	3M Co.	314,728	44,141
	Union Pacific Corp.	215,381	36,184
	United Parcel Service Inc.
	Class B	334,702	35,171
	Honeywell International Inc.	366,870	33,521
	Caterpillar Inc.	297,305	26,998
	Accenture plc Class A	297,003	24,420
	Emerson Electric Co.	328,938	23,085
	Lockheed Martin Corp.	149,651	22,247
	Danaher Corp.	276,917	21,378
	FedEx Corp.	140,561	20,208
	Precision Castparts Corp.	67,865	18,276
	Automatic Data
	Processing Inc.	224,963	18,179
	Eaton Corp. plc	221,822	16,885
	Illinois Tool Works Inc.	196,986	16,563
	Deere & Co.	175,210	16,002
	General Dynamics Corp.	156,394	14,943
	CSX Corp.	473,353	13,618
	Raytheon Co.	149,320	13,543
	Norfolk Southern Corp.	144,342	13,399
	Cummins Inc.	87,607	12,350
	Northrop Grumman Corp.	103,771	11,893
	TE Connectivity Ltd.	191,648	10,562
*	LinkedIn Corp. Class A	47,590	10,319
	PACCAR Inc.	165,383	9,786
	Waste Management Inc.	208,498	9,355
	Parker Hannifin Corp.	69,809	8,980
	Tyco International Ltd.	217,377	8,921
	Agilent Technologies Inc.	154,678	8,846
	Ingersoll-Rand plc	127,730	7,868
	Dover Corp.	79,784	7,702
	Rockwell Automation Inc.	64,932	7,672
	WW Grainger Inc.	29,208	7,460
	Sherwin-Williams Co.	40,290	7,393
	Pentair Ltd.	93,169	7,236
*	Fiserv Inc.	120,436	7,112
	Paychex Inc.	153,922	7,008
	Xerox Corp.	545,937	6,644
	Amphenol Corp. Class A	73,875	6,588
	Fidelity National Information
	Services Inc.	122,382	6,569
	Roper Industries Inc.	46,419	6,437
	Kansas City Southern	51,407	6,366

62

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Fluor Corp.	76,400	6,134
	AMETEK Inc.	114,429	6,027
	Fastenal Co.	125,075	5,942
*	Alliance Data Systems Corp.	21,602	5,680
	Flowserve Corp.	65,183	5,138
	Textron Inc.	131,478	4,833
	Rockwell Collins Inc.	63,325	4,681
*	Stericycle Inc.	40,137	4,663
*	Verisk Analytics Inc.
	Class A	70,834	4,655
	Pall Corp.	51,712	4,414
	Expeditors International
	of Washington Inc.	96,441	4,268
*	B/E Aerospace Inc.	48,843	4,251
	Republic Services Inc.
	Class A	126,683	4,206
	L-3 Communications
	Holdings Inc.	39,265	4,196
*	Trimble Navigation Ltd.	120,511	4,182
	Chicago Bridge
	& Iron Co. NV	50,016	4,158
	CH Robinson Worldwide Inc.	70,700	4,125
*	FleetCor Technologies Inc.	32,679	3,829
	ADT Corp.	94,273	3,815
	Masco Corp.	167,278	3,809
*	Jacobs Engineering
	Group Inc.	58,547	3,688
	Vulcan Materials Co.	60,746	3,610
	TransDigm Group Inc.	22,190	3,573
	Rock Tenn Co. Class A	33,787	3,548
	Ball Corp.	67,633	3,494
	JB Hunt Transport
	Services Inc.	43,981	3,400
*	Mettler-Toledo
	International Inc.	13,831	3,355
	Manpowergroup Inc.	37,042	3,180
*	Quanta Services Inc.	99,290	3,134
	Sealed Air Corp.	91,507	3,116
	MeadWestvaco Corp.	82,947	3,063
	Xylem Inc.	86,753	3,002
	Donaldson Co. Inc.	68,354	2,971
	Joy Global Inc.	49,692	2,907
*	Crown Holdings Inc.	64,869	2,891
	Avnet Inc.	64,365	2,839
	Cintas Corp.	44,848	2,673
	Hubbell Inc. Class B	24,249	2,641
	Robert Half International Inc.	61,353	2,576
	MDU Resources Group Inc.	83,986	2,566
*	Arrow Electronics Inc.	47,229	2,562
	Iron Mountain Inc.	80,425	2,441
	AGCO Corp.	40,821	2,416
	Timken Co.	41,127	2,265
	KBR Inc.	69,280	2,209
*	Sensata Technologies
	Holding NV	56,191	2,179

			Market
			Value
		Shares	($000)
	Martin Marietta
	Materials Inc.	21,557	2,154
	Towers Watson & Co.
	Class A	16,470	2,102
*	Owens Corning	49,375	2,011
	FLIR Systems Inc.	66,654	2,006
	SPX Corp.	19,258	1,918
	National Instruments Corp.	47,038	1,506
	Jabil Circuit Inc.	85,953	1,499
*	Owens-Illinois Inc.	38,207	1,367
	Allison Transmission
	Holdings Inc.	38,381	1,060
			1,026,091
Oil & Gas (9.9%)
	Exxon Mobil Corp.	2,042,037	206,654
	Chevron Corp.	899,023	112,297
	Schlumberger Ltd.	615,685	55,479
	ConocoPhillips	572,753	40,465
	Occidental Petroleum Corp.	376,885	35,842
	Phillips 66	280,142	21,607
	EOG Resources Inc.	127,575	21,412
	Halliburton Co.	376,438	19,104
	Anadarko Petroleum Corp.	235,251	18,660
	Apache Corp.	186,602	16,037
	National Oilwell Varco Inc.	200,232	15,924
	Marathon Petroleum Corp.	140,631	12,900
	Valero Energy Corp.	252,466	12,724
	Williams Cos. Inc.	319,344	12,317
	Pioneer Natural
	Resources Co.	64,849	11,937
	Marathon Oil Corp.	325,695	11,497
	Baker Hughes Inc.	207,247	11,453
	Noble Energy Inc.	167,952	11,439
	Kinder Morgan Inc.	314,932	11,338
	Devon Energy Corp.	180,539	11,170
	Hess Corp.	134,148	11,134
	Cabot Oil & Gas Corp.	196,962	7,634
	Chesapeake Energy Corp.	279,772	7,593
*	Cameron International Corp.	110,960	6,605
*	Southwestern Energy Co.	164,502	6,470
	Ensco plc Class A	109,403	6,256
	Range Resources Corp.	72,680	6,128
*	FMC Technologies Inc.	110,469	5,768
	EQT Corp.	63,462	5,698
	Murphy Oil Corp.	82,871	5,377
*	Concho Resources Inc.	49,273	5,322
*	Weatherford
	International Ltd.	323,900	5,017
	HollyFrontier Corp.	93,185	4,630
	Noble Corp. plc	118,254	4,431
*	Cheniere Energy Inc.	100,286	4,324
	Core Laboratories NV	21,304	4,068
	Cimarex Energy Co.	38,646	4,054
	Helmerich & Payne Inc.	47,673	4,008

63

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Oceaneering
	International Inc.	50,395	3,975
	Tesoro Corp.	62,264	3,642
*	Whiting Petroleum Corp.	55,291	3,421
	OGE Energy Corp.	92,822	3,147
*	Denbury Resources Inc.	171,662	2,820
	SM Energy Co.	31,291	2,601
	QEP Resources Inc.	83,808	2,569
*	Continental Resources Inc.	21,701	2,442
	Energen Corp.	34,274	2,425
	Nabors Industries Ltd.	131,147	2,228
*	Cobalt International
	Energy Inc.	134,217	2,208
*	Dresser-Rand Group Inc.	35,628	2,125
*	Rowan Cos. plc Class A	58,261	2,060
	Diamond Offshore
	Drilling Inc.	32,733	1,863
*	Antero Resources Corp.	18,402	1,167
			813,466
Technology (15.6%)
	Apple Inc.	420,582	235,993
*	Google Inc. Class A	129,354	144,968
	Microsoft Corp.	3,511,988	131,454
	International Business
	Machines Corp.	507,671	95,224
	Oracle Corp.	1,597,863	61,134
	Intel Corp.	2,323,763	60,325
	QUALCOMM Inc.	789,816	58,644
	Cisco Systems Inc.	2,499,263	56,108
*	Facebook Inc. Class A	876,052	47,885
	Hewlett-Packard Co.	898,711	25,146
	EMC Corp.	962,318	24,202
	Texas Instruments Inc.	511,372	22,454
*	Yahoo! Inc.	426,605	17,252
*	Cognizant Technology
	Solutions Corp. Class A	141,366	14,275
*	Salesforce.com Inc.	253,692	14,001
*	Adobe Systems Inc.	221,782	13,280
	Corning Inc.	676,498	12,055
*	Micron Technology Inc.	491,820	10,702
	Applied Materials Inc.	563,093	9,961
	Intuit Inc.	126,573	9,660
	Western Digital Corp.	104,888	8,800
	Seagate Technology plc	145,054	8,146
*	Cerner Corp.	144,266	8,041
	Symantec Corp.	325,004	7,664
	SanDisk Corp.	105,695	7,456
	Analog Devices Inc.	145,413	7,406
	Motorola Solutions Inc.	108,965	7,355
	Broadcom Corp. Class A	242,486	7,190
	NetApp Inc.	159,191	6,549
	Xilinx Inc.	125,417	5,759
*	Citrix Systems Inc.	87,283	5,521
*	Autodesk Inc.	105,422	5,306

			Market
			Value
		Shares	($000)
	Avago Technologies Ltd.
	Class A	98,473	5,208
*	Juniper Networks Inc.	224,537	5,068
	KLA-Tencor Corp.	77,880	5,020
	Linear Technology Corp.	109,437	4,985
	CA Inc.	147,530	4,964
*	Red Hat Inc.	88,399	4,954
	Altera Corp.	150,090	4,882
*	Catamaran Corp.	96,204	4,568
*	Lam Research Corp.	76,032	4,140
*	Equinix Inc.	23,315	4,137
	NVIDIA Corp.	252,859	4,051
	Microchip Technology Inc.	88,107	3,943
	Computer Sciences Corp.	68,998	3,856
*	VeriSign Inc.	63,878	3,819
*	ANSYS Inc.	43,402	3,785
*	Akamai Technologies Inc.	79,625	3,757
	Maxim Integrated
	Products Inc.	131,955	3,683
*	VMware Inc. Class A	39,675	3,559
*	Cree Inc.	56,536	3,537
	Harris Corp.	50,089	3,497
*	Teradata Corp.	76,236	3,468
*	F5 Networks Inc.	36,191	3,288
*	ServiceNow Inc.	55,013	3,081
*	Workday Inc. Class A	36,517	3,037
*	Synopsys Inc.	71,955	2,919
*	Gartner Inc.	40,823	2,900
	LSI Corp.	254,219	2,802
	Marvell Technology
	Group Ltd.	184,119	2,648
	Garmin Ltd.	54,870	2,536
*	Skyworks Solutions Inc.	88,642	2,532
*,^	Twitter Inc.	38,164	2,429
*	3D Systems Corp.	22,676	2,107
*	Rackspace Hosting Inc.	52,471	2,053
*	Nuance
	Communications Inc.	117,569	1,787
*	TIBCO Software Inc.	72,806	1,637
*	Splunk Inc.	17,199	1,181
*	Informatica Corp.	25,541	1,060
*	MICROS Systems Inc.	17,580	1,009
*	NetSuite Inc.	7,909	815
*	Premier Inc. Class A	14,393	529
			1,279,147
Telecommunications (2.3%)
	AT&T Inc.	2,462,582	86,584
	Verizon
	Communications Inc.	1,336,936	65,697
*	Crown Castle
	International Corp.	156,265	11,475
	CenturyLink Inc.	276,406	8,803
*	SBA Communications
	Corp. Class A	60,059	5,396
*	Sprint Corp.	367,496	3,951

64

Large-Cap Index Fund

		Market
		Value
	Shares	($000)
* T-Mobile US Inc.	111,308	3,744
Windstream Holdings Inc.	277,115	2,211
Frontier Communications
Corp.	467,053	2,172
		190,033
Utilities (3.0%)
Duke Energy Corp.	329,864	22,764
Dominion Resources Inc.	271,212	17,545
NextEra Energy Inc.	203,316	17,408
Southern Co.	411,967	16,936
Spectra Energy Corp.	312,914	11,146
Exelon Corp.	400,596	10,972
American Electric Power
Co. Inc.	227,634	10,640
Sempra Energy	108,423	9,732
PPL Corp.	294,912	8,874
PG&E Corp.	209,971	8,458
Public Service Enterprise
Group Inc.	236,222	7,569
Consolidated Edison Inc.	136,804	7,562
Edison International	152,208	7,047
Xcel Energy Inc.	232,683	6,501
FirstEnergy Corp.	195,400	6,444
Northeast Utilities	147,382	6,247
ONEOK Inc.	96,651	6,010
DTE Energy Co.	82,606	5,484
Entergy Corp.	83,472	5,281
NiSource Inc.	146,495	4,817
CenterPoint Energy Inc.	199,902	4,634
Wisconsin Energy Corp.	105,734	4,371
NRG Energy Inc.	151,530	4,352
AES Corp.	294,343	4,271
Ameren Corp.	113,188	4,093
* Calpine Corp.	182,889	3,568
American Water Works
Co. Inc.	83,010	3,508
CMS Energy Corp.	124,683	3,338
SCANA Corp.	59,402	2,788
Pinnacle West Capital Corp.	51,443	2,722
Alliant Energy Corp.	51,867	2,676
National Fuel Gas Co.	37,194	2,656
Pepco Holdings Inc.	116,457	2,228
Integrys Energy Group Inc.	37,208	2,024
TECO Energy Inc.	101,678	1,753
		246,419
Total Common Stocks
(Cost $5,594,341)		8,188,295

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.125%	36,551,000	36,551

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.080%, 2/28/14	1,000	1,000
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.125%, 5/30/14	200	200
[5,6]	Freddie Mac Discount
	Notes, 0.100%, 1/27/14	400	400
			1,600
Total Temporary Cash Investments
(Cost $38,151)			38,151
Total Investments (100.2%)
(Cost $5,632,492)			8,226,446
Other Assets and Liabilities (-0.2%)
Other Assets			18,206
Liabilities[3]			(34,028)
			(15,822)
Net Assets (100%)			8,210,624

65

Large-Cap Index Fund

At December 31, 2013, net assets consisted of:

Amount ($000)

Paid-in Capital	5,659,498
Overdistributed Net Investment Income	(3,857)
Accumulated Net Realized Losses	(39,769)
Unrealized Appreciation (Depreciation)
Investment Securities	2,593,954
Futures Contracts	798
Net Assets	8,210,624

Investor Shares—Net Assets
Applicable to 11,408,781 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	390,613
Net Asset Value Per Share—
Investor Shares	$34.24

Admiral Shares—Net Assets
Applicable to 33,591,241 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,437,984
Net Asset Value Per Share—
Admiral Shares	$42.81

Amount
($000)
Signal Shares—Net Assets
Applicable to 24,787,956 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	925,488
Net Asset Value Per Share—
Signal Shares	$37.34

Institutional Shares—Net Assets
Applicable to 4,255,695 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	749,783
Net Asset Value Per Share—
Institutional Shares	$176.18

ETF Shares—Net Assets
Applicable to 55,529,607 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,706,756
Net Asset Value Per Share—
ETF Shares	$84.76

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,324,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,290,000 of collateral received for securities on loan. The fund received additional collateral of $62,000 on the next business day.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	150,092
Interest[1]	19
Securities Lending	146
Total Income	150,257
Expenses
The Vanguard Group—Note B
Investment Advisory Services	539
Management and Administrative—Investor Shares	690
Management and Administrative—Admiral Shares	774
Management and Administrative—Signal Shares	418
Management and Administrative—Institutional Shares	368
Management and Administrative—ETF Shares	2,593
Marketing and Distribution—Investor Shares	84
Marketing and Distribution—Admiral Shares	172
Marketing and Distribution—Signal Shares	191
Marketing and Distribution—Institutional Shares	223
Marketing and Distribution—ETF Shares	632
Custodian Fees	157
Auditing Fees	32
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	52
Trustees’ Fees and Expenses	8
Total Expenses	6,958
Net Investment Income	143,299
Realized Net Gain (Loss)
Investment Securities Sold	388,346
Futures Contracts	3,551
Realized Net Gain (Loss)	391,897
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,502,195
Futures Contracts	762
Change in Unrealized Appreciation (Depreciation)	1,502,957
Net Increase (Decrease) in Net Assets Resulting from Operations	2,038,153
1 Interest income from an affiliated company of the fund was $17,000.
See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,299	128,613
Realized Net Gain (Loss)	391,897	53,042
Change in Unrealized Appreciation (Depreciation)	1,502,957	654,927
Net Increase (Decrease) in Net Assets Resulting from Operations	2,038,153	836,582
Distributions
Net Investment Income
Investor Shares	(6,224)	(5,943)
Admiral Shares	(23,807)	(19,955)
Signal Shares	(15,483)	(13,062)
Institutional Shares	(16,340)	(15,026)
ETF Shares	(81,511)	(74,625)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(143,365)	(128,611)
Capital Share Transactions
Investor Shares	11,281	(40,296)
Admiral Shares	146,933	76,148
Signal Shares	87,247	44,049
Institutional Shares	(222,932)	174,593
ETF Shares	55,403	141,131
Net Increase (Decrease) from Capital Share Transactions	77,9 32	395,625
Total Increase (Decrease)	1,972,720	1,103,596
Net Assets
Beginning of Period	6,237,904	5,134,308
End of Period[1]	8,210,624	6,237,904

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,857,000) and ($3,791,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.32	$23.16	$23.25	$20.47	$16.41
Investment Operations
Net Investment Income	. 556	. 521	. 421.372		.387
Net Realized and Unrealized Gain (Loss)
on Investments	7.921	3.159	(.095)	2.791	4.075
Total from Investment Operations	8.477	3.680	.326	3.163	4.462
Distributions
Dividends from Net Investment Income	(.557)	(. 520)	(. 416)	(.383)	(. 402)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.557)	(. 520)	(. 416)	(.383)	(. 402)
Net Asset Value, End of Period	$34.24	$26.32	$23.16	$23.25	$20.47

Total Return[1]	32.45%	15.94%	1.44%	15.63%	27.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$391	$290	$293	$307	$448
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.82%	2.08%	1.81%	1.78%	2.24%
Portfolio Turnover Rate[2]	9%	8%	7%	8%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.90	$28.96	$29.07	$25.59	$20.51
Investment Operations
Net Investment Income	.752	.698	.569	.503	.516
Net Realized and Unrealized Gain (Loss)
on Investments	9.909	3.939	(.116)	3.495	5.097
Total from Investment Operations	10.661	4.637	.453	3.998	5.613
Distributions
Dividends from Net Investment Income	(.751)	(.697)	(. 563)	(. 518)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.751)	(.697)	(. 563)	(. 518)	(.533)
Net Asset Value, End of Period	$42.81	$32.90	$28.96	$29.07	$25.59

Total Return[1]	32.66%	16.06%	1.60%	15.81%	27.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,438	$981	$796	$698	$328
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[2]	9%	8%	7%	8%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$28.70	$25.26	$25.36	$22.32	$17.89
Investment Operations
Net Investment Income	. 656	. 609	. 495.440		.451
Net Realized and Unrealized Gain (Loss)
on Investments	8.641	3.438	(.105)	3.052	4.446
Total from Investment Operations	9.297	4.047	.390	3.492	4.897
Distributions
Dividends from Net Investment Income	(.657)	(.607)	(.490)	(.452)	(. 467)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.657)	(.607)	(.490)	(.452)	(. 467)
Net Asset Value, End of Period	$37.34	$28.70	$25.26	$25.36	$22.32

Total Return	32.65%	16.07%	1.58%	15.83%	27.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$925	$637	$520	$381	$247
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$135.42	$119.18	$119.65	$105.33	$84.43
Investment Operations
Net Investment Income	3.105	2.903	2.366	2.111	2.160
Net Realized and Unrealized Gain (Loss)
on Investments	40.761	16.234	(. 499)	14.383	20.973
Total from Investment Operations	43.866	19.137	1.867	16.494	23.133
Distributions
Dividends from Net Investment Income	(3.106)	(2.897)	(2.337)	(2.174)	(2.233)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.106)	(2.897)	(2.337)	(2.174)	(2.233)
Net Asset Value, End of Period	$176.18	$135.42	$119.18	$119.65	$105.33

Total Return	32.65%	16.11%	1.60%	15.85%	27.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$750	$752	$504	$276	$306
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.24%	1.97%	1.96%	2.42%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$65.15	$57.34	$57.56	$50.67	$40.61
Investment Operations
Net Investment Income	1.488	1.383	1.126	.996	1.022
Net Realized and Unrealized Gain (Loss)
on Investments	19.610	7.807	(. 234)	6.920	10.095
Total from Investment Operations	21.098	9.190	.892	7.916	11.117
Distributions
Dividends from Net Investment Income	(1.488)	(1.380)	(1.112)	(1.026)	(1.057)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.488)	(1.380)	(1.112)	(1.026)	(1.057)
Net Asset Value, End of Period	$84.76	$65.15	$57.34	$57.56	$50.67

Total Return	32.65%	16.09%	1.58%	15.81%	27.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,707	$3,577	$3,021	$2,858	$2,489
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

74

Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $890,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

75

Large-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,188,295	—	—
Temporary Cash Investments	36,551	1,600	—
Futures Contracts—Assets[1]	77	—	—
Total	8,224,923	1,600	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2014	46	21,172	782
E-mini S&P 500 Index	March 2014	12	1,105	16
				798

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $218,563,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $1,345,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $174,024,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $38,914,000 to offset future net capital gains of $5,147,000 through December 31, 2017 and $33,767,000 through December 31, 2018.

76

Large-Cap Index Fund

At December 31, 2013, the cost of investment securities for tax purposes was $5,632,548,000. Net unrealized appreciation of investment securities for tax purposes was $2,593,898,000, consisting of unrealized gains of $2,714,923,000 on securities that had risen in value since their purchase and $121,025,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $1,146,693,000 of investment securities and sold $1,069,336,000 of investment securities, other than temporary cash investments. Purchases and sales include $273,315,000 and $430,841,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,753	3,731	81,153	3,195
Issued in Lieu of Cash Distributions	5,997	193	5,693	219
Redeemed	(108,469)	(3,553)	(127,142)	(5,016)
Net Increase (Decrease)—Investor Shares	11,281	371	(40,296)	(1,602)
Admiral Shares
Issued	355,538	9,316	244,045	7,613
Issued in Lieu of Cash Distributions	20,643	532	17,079	526
Redeemed	(229,248)	(6,081)	(184,976)	(5,805)
Net Increase (Decrease) —Admiral Shares	146,933	3,767	76,148	2,334
Signal Shares
Issued	254,147	7,619	231,248	8,308
Issued in Lieu of Cash Distributions	11,355	335	9,726	343
Redeemed	(178,255)	(5,379)	(196,925)	(7,032)
Net Increase (Decrease)—Signal Shares	87,247	2,575	44,049	1,619
Institutional Shares
Issued	111,550	733	347,377	2,618
Issued in Lieu of Cash Distributions	14,858	94	13,704	102
Redeemed	(349,340)	(2,125)	(186,488)	(1,400)
Net Increase (Decrease)—Institutional Shares	(222,932)	(1,298)	174,593	1,320
ETF Shares
Issued	316,306	4,133	183,358	2,911
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(260,903)	(3,500)	(42,227)	(700)
Net Increase (Decrease)—ETF Shares	55,403	633	141,131	2,211

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

77

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2014

78

Special 2013 tax information (unaudited) for Vanguard U.S. Stock Index Funds(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	432,743
Value Index Fund	605,462
Large-Cap Index Fund	143,365

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	94.1%
Value Index Fund	100.0
Large-Cap Index Fund	98.0

Shareholders will receive more detailed information with their FORM 1099-DIV in January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

79

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios

Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	32.16%	20.16%	7.88%
Returns After Taxes on Distributions	31.79	19.92	7.70
Returns After Taxes on Distributions and Sale of Fund Shares	18.45	16.51	6.43

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	32.85%	16.09%	7.38%
Returns After Taxes on Distributions	32.14	15.60	6.94
Returns After Taxes on Distributions and Sale of Fund Shares	19.09	13.03	6.02

			Since
	One	Five	Inception
	Year	Years	(1/30/2004)
Large-Cap Index Fund Investor Shares
Returns Before Taxes	32.45%	18.11%	7.53%
Returns After Taxes on Distributions	31.88	17.73	7.22
Returns After Taxes on Distributions and Sale of Fund Shares	18.75	14.75	6.13

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

81

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,195.88	$1.33
Admiral Shares	1,000.00	1,196.80	0.44
Signal Shares	1,000.00	1,196.89	0.44
Institutional Shares	1,000.00	1,197.12	0.44
ETF Shares	1,000.00	1,196.89	0.50
Value Index Fund
Investor Shares	$1,000.00	$1,140.33	$1.29
Admiral Shares	1,000.00	1,141.20	0.49
Signal Shares	1,000.00	1,141.37	0.49
Institutional Shares	1,000.00	1,141.68	0.43
ETF Shares	1,000.00	1,141.48	0.49
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,164.85	$1.31
Admiral Shares	1,000.00	1,165.89	0.49
Signal Shares	1,000.00	1,165.95	0.44
Institutional Shares	1,000.00	1,165.89	0.44
ETF Shares	1,000.00	1,165.81	0.44

82

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.80	0.41
Signal Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.24% for Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Signal Shares, 0.08% for Institutional Shares, and 0.08% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

83

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

84

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US

Large Cap Index thereafter.

85

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Chairman Emeritus and Senior Advisor
Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022014

Annual Report | December 31, 2013

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	33.35%
Admiral™ Shares	33.52
Signal® Shares	33.51
Institutional Shares	33.49
ETF Shares
Market Price	33.48
Net Asset Value	33.51
Spliced Total Stock Market Index	33.51
Multi-Cap Core Funds Average	32.12

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$35.64	$46.67	$0.765	$0.000
Admiral Shares	35.65	46.69	0.814	0.000
Signal Shares	34.41	45.06	0.786	0.000
Institutional Shares	35.66	46.69	0.816	0.000
ETF Shares	73.24	95.91	1.673	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks led global markets in 2013 as investor confidence trumped political wrangling in Washington, a mixed economic picture, and fiscal policy uncertainty.

For the 12 months ended December 31, 2013, Vanguard Total Stock Market Index Fund closely tracked its benchmark, the Spliced Total Stock Market Index, which returned about 34%, and surpassed the average return of its peer group. It was the fund’s best calendar-year result since 1995.

Please note that in October, we announced plans to streamline Vanguard’s share-class offerings by phasing out Signal Shares. Your fund’s Signal Shares will be converted to Admiral Shares by October 2014.

If you own the fund in a taxable account, you may wish to review the information on after-tax returns presented later in this report.

Earnings, optimism, and stimulus made it a big year for U.S. stocks
For the year ended December 31, U.S. corporations posted solid earnings, and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

2

International stocks, in aggregate, returned about 15% as the developed markets of Europe and the Pacific region posted double-digit results and emerging-market stocks dipped into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. Although Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as the Fed’s phaseout loomed
The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst since 1994. The Fed’s plan for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. Returns for

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

money market funds and savings accounts remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Financial, consumer services, and industrial stocks stood out Vanguard Total Stock Market Index Fund benefited from widespread gains across all market segments. The stocks of small and midsized U.S. companies performed best, but stocks of all sizes rode the rising tide of investor confidence. Each of the fund’s ten sectors posted double-digit returns.

The financial, consumer services, and industrial sectors, which together constituted more than 40% of the fund’s assets, contributed most to its overall result. Financial stocks soared, thanks partly to improvements in the U.S. economic outlook and increased investment activity. Credit-card processors, investment service providers, banks, and insurance companies recorded impressive returns.

Consumer services stocks also benefited from rising consumer confidence. Large retailers, media companies, and leisure and hospitality providers did well. With the labor market improving, inflation low, and home values rising, consumers were willing to spend more money on shopping, eating out, and entertainment.

Industrial stocks stood out largely because of the strength of major conglomerates, including some in the aerospace and defense industry, where technological

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.05%	0.04%	0.05%	1.20%

The fund expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the fund’s expense ratios were: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2012.

Peer group: Multi-Cap Core Funds.

4

improvements and cost management have helped counteract cuts in government spending.

Telecommunication and utilities, which made up a relatively small proportion of the fund’s holdings, had the smallest gains.

The fund has a strong record of tracking its benchmark index
For the decade ended December 31, 2013, Vanguard Total Stock Market Index Fund’s Investor Shares posted an annual average return of 7.99%, in line with its broad-market benchmark and ahead of the average return of its peers.

The fund successfully tracked its benchmark’s return over a volatile ten years, which included the 2008–2009 financial crisis. Credit goes to the fund’s advisor, Vanguard Equity Investment Group, whose experience and sophisticated portfolio tracking techniques enabled the fund to capture the returns of its benchmark while keeping costs low.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Total Stock Market Index Fund Investor Shares	7.99%
Spliced Total Stock Market Index	8.11
Multi-Cap Core Funds Average	6.88

For a benchmark description, see the Glossary.

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55% in the most recent 12 months, but that’s not enough to explain such a big leap in the average. Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31% during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on? (Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

6

Rebalancing your portfolio keeps your target in focus
The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. Although the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that has done well recently and into another that has underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a riskier portfolio than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps an investor can take.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2014

7

Total Stock Market Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.05%
30-Day SEC Yield	1.68%	1.80%	1.80%	1.80%	1.80%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,657	3,626
Median Market Cap	$45.6B	$45.6B
Price/Earnings Ratio	20.6x	20.7x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.8%	16.6%
Earnings Growth
Rate	11.4%	11.3%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate	4%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	10.1	10.1
Consumer Services	13.5	13.5
Financials	18.5	18.5
Health Care	11.8	11.8
Industrials	13.7	13.7
Oil & Gas	9.2	9.2
Technology	15.0	15.0
Telecommunications	2.1	2.1
Utilities	3.0	3.0

Volatility Measures
	Spliced Total
	Stock Market
		Index
R-Squared		1.00
Beta		1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.2
Google Inc.	Internet	1.5
General Electric Co.	Diversified Industrials	1.4
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Chevron Corp.	Integrated Oil & Gas	1.2
Wells Fargo & Co.	Banks	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		14.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated August 12, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Stock Market Index
	Fund*Investor Shares	33.35%	18.72%	7.99%	$21,578
••••••••	Spliced Total Stock Market Index	33.51	18.87	8.11	21,810
– – – –	Multi-Cap Core Funds Average	32.12	17.45	6.88	19,459
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares		33.52%	18.86%	8.11%	$21,803
Spliced Total Stock Market Index		33.51	18.87	8.11	21,810

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Total Stock Market Index Fund Signal Shares	33.51%	18.86%	7.67%	$17,193
Spliced Total Stock Market Index	33.51	18.87	7.67	17,193

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	33.49%	18.86%	8.12%	$10,916,516
Spliced Total Stock Market Index	33.51	18.87	8.11	10,905,000

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	33.51%	18.86%	8.11%	$21,804
Spliced Total Stock Market Index	33.51	18.87	8.11	21,810

Cumulative Returns of ETF Shares: December 31, 2003, Through December 31, 2013
		One	Five	Ten
		Year	Years	Years
Total Stock Market Index Fund ETF Shares Market
Price		33.48%	137.01%	118.47%
Total Stock Market Index Fund ETF Shares Net
Asset Value		33.51	137.25	118.04
Spliced Total Stock Market Index		33.51	137.31	118.10

10

Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

11

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		9,399,466	3.1%

Consumer Goods
Procter & Gamble Co.	40,641,359	3,308,613	1.1%
Coca-Cola Co.	59,421,978	2,454,722	0.8%
Philip Morris International Inc.	22,756,955	1,982,813	0.6%
PepsiCo Inc.	22,929,633	1,901,784	0.6%
Altria Group Inc.	29,910,707	1,148,272	0.4%
Consumer Goods—Other †		20,132,989	6.6%
		30,929,193	10.1%
Consumer Services
* Amazon.com Inc.	5,475,019	2,183,383	0.7%
Wal-Mart Stores Inc.	24,189,821	1,903,497	0.6%
Walt Disney Co.	23,646,469	1,806,590	0.6%
Comcast Corp. Class A	34,167,767	1,775,528	0.6%
Home Depot Inc.	21,055,044	1,733,672	0.5%
McDonald’s Corp.	14,877,163	1,443,531	0.5%
CVS Caremark Corp.	17,796,307	1,273,682	0.4%
Consumer Services—Other †		29,209,024	9.5%
		41,328,907	13.4%
Financials
Wells Fargo & Co.	78,758,148	3,575,620	1.2%
JPMorgan Chase & Co.	56,205,292	3,286,885	1.1%
* Berkshire Hathaway Inc. Class B	25,008,837	2,965,048	1.0%
Bank of America Corp.	159,473,913	2,483,009	0.8%
Citigroup Inc.	43,080,409	2,244,920	0.7%
Visa Inc. Class A	7,574,401	1,686,668	0.5%
American Express Co.	16,017,064	1,453,228	0.5%
MasterCard Inc. Class A	1,558,703	1,302,234	0.4%
* Berkshire Hathaway Inc. Class A	863	153,528	0.0%
Financials—Other †		37,262,746	12.1%
		56,413,886	18.3%

12

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	42,184,572	3,863,685	1.3%
Pfizer Inc.	96,901,359	2,968,089	1.0%
Merck & Co. Inc.	43,687,086	2,186,539	0.7%
* Gilead Sciences Inc.	22,925,819	1,722,875	0.6%
Bristol-Myers Squibb Co.	24,617,645	1,308,428	0.4%
Amgen Inc.	11,275,272	1,287,185	0.4%
AbbVie Inc.	23,785,705	1,256,123	0.4%
UnitedHealth Group Inc.	15,052,517	1,133,455	0.4%
Health Care—Other †		20,444,324	6.6%
		36,170,703	11.8%
Industrials
General Electric Co.	151,269,232	4,240,077	1.4%
United Technologies Corp.	13,718,897	1,561,210	0.5%
Boeing Co.	11,235,254	1,533,500	0.5%
3M Co.	10,066,420	1,411,815	0.4%
Union Pacific Corp.	6,886,216	1,156,884	0.4%
United Parcel Service Inc. Class B	10,701,874	1,124,553	0.4%
Industrials—Other †		30,767,450	10.0%
		41,795,489	13.6%
Oil & Gas
Exxon Mobil Corp.	65,315,614	6,609,940	2.1%
Chevron Corp.	28,754,174	3,591,684	1.2%
Schlumberger Ltd.	19,690,385	1,774,301	0.6%
ConocoPhillips	18,317,018	1,294,097	0.4%
Occidental Petroleum Corp.	12,051,209	1,146,070	0.4%
Oil & Gas—Other †		13,818,086	4.5%
		28,234,178	9.2%

Other †		491	0.0%

Technology
Apple Inc.	13,452,375	7,548,262	2.4%
* Google Inc. Class A	4,137,406	4,636,832	1.5%
Microsoft Corp.	112,332,767	4,204,615	1.4%
International Business Machines Corp.	16,235,143	3,045,226	1.0%
Oracle Corp.	51,105,408	1,955,293	0.6%
Intel Corp.	74,323,592	1,929,440	0.6%
QUALCOMM Inc.	25,259,525	1,875,520	0.6%
Cisco Systems Inc.	79,939,775	1,794,648	0.6%
* Facebook Inc. Class A	28,018,403	1,531,486	0.5%
Technology—Other †		17,437,080	5.7%
		45,958,402	14.9%
Telecommunications
AT&T Inc.	78,764,177	2,769,348	0.9%
Verizon Communications Inc.	42,764,103	2,101,428	0.7%
Telecommunications—Other †		1,552,739	0.5%
		6,423,515	2.1%

Utilities †		9,198,729	3.0%

Total Common Stocks (Cost $204,351,223)		305,852,959	99.5%[1]

13

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.125%	2,263,406,146	2,263,406	0.8%

4U.S. Government and Agency Obligations †			75,595	0.0%
Total Temporary Cash Investments (Cost $2,339,008)			2,339,001	0.8%[1]
[5]Total Investments (Cost $206,690,231)			308,191,960	100.3%
Other Assets and Liabilities
Other Assets			1,845,573	0.6%
Liabilities[3]			(2,705,412)	(0.9%)
			(859,839)	(0.3%)
Net Assets			307,332,121	100.0%

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				209,566,446
Overdistributed Net Investment Income				(119,086)
Accumulated Net Realized Losses				(3,653,864)
Unrealized Appreciation (Depreciation)
Investment Securities				101,501,729
Futures Contracts				34,929
Swap Contracts				1,967
Net Assets				307,332,121

Investor Shares—Net Assets
Applicable to 2,249,870,593 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				105,008,333
Net Asset Value Per Share—Investor Shares				$46.67

Admiral Shares—Net Assets
Applicable to 1,853,634,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				86,541,305
Net Asset Value Per Share—Admiral Shares				$46.69

14

Total Stock Market Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 241,446,876 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,879,125
Net Asset Value Per Share—Signal Shares	$45.06

Institutional Shares—Net Assets
Applicable to 1,407,852,869 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	65,738,416
Net Asset Value Per Share—Institutional Shares	$46.69

ETF Shares—Net Assets
Applicable to 408,344,918 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,164,942
Net Asset Value Per Share—ETF Shares	$95.91

See Note A in Notes to Financial Statements.
Non-income-producing security.
Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $901,050,000 of collateral received for securities on loan.

4 Securities with a value of $59,095,000 have been segregated as inital margin for open futures contracts.

5 The total value of securities on loan is $854,514,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	5,168,693
Interest[1]	1,434
Securities Lending	49,826
Total Income	5,219,953
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11,764
Management and Administrative—Investor Shares	135,533
Management and Administrative—Admiral Shares	22,211
Management and Administrative—Signal Shares	2,018
Management and Administrative—Institutional Shares	8,962
Management and Administrative—ETF Shares	7,001
Marketing and Distribution—Investor Shares	17,700
Marketing and Distribution—Admiral Shares	10,156
Marketing and Distribution—Signal Shares	2,356
Marketing and Distribution—Institutional Shares	11,317
Marketing and Distribution—ETF Shares	6,790
Custodian Fees	2,409
Auditing Fees	35
Shareholders’ Reports—Investor Shares	147
Shareholders’ Reports—Admiral Shares	148
Shareholders’ Reports—Signal Shares	29
Shareholders’ Reports—Institutional Shares	22
Shareholders’ Reports—ETF Shares	458
Trustees’ Fees and Expenses	301
Total Expenses	239,357
Net Investment Income	4,980,596
Realized Net Gain (Loss)
Investment Securities Sold	1,535,135
Futures Contracts	211,339
Swap Contracts	72,047
Realized Net Gain (Loss)	1,818,521
Change in Unrealized Appreciation (Depreciation)
Investment Securities	67,247,666
Futures Contracts	31,993
Swap Contracts	(2,595)
Change in Unrealized Appreciation (Depreciation)	67,277,064
Net Increase (Decrease) in Net Assets Resulting from Operations	74,076,181
1 Interest income from an affiliated company of the fund was $1,368,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,980,596	4,201,141
Realized Net Gain (Loss)	1,818,521	3,590,512
Change in Unrealized Appreciation (Depreciation)	67,277,064	20,295,286
Net Increase (Decrease) in Net Assets Resulting from Operations	74,076,181	28,086,939
Distributions
Net Investment Income
Investor Shares	(1,729,931)	(1,512,860)
Admiral Shares	(1,453,044)	(1,242,985)
Signal Shares	(196,060)	(162,769)
Institutional Shares	(1,027,734)	(803,059)
ETF Shares	(639,967)	(489,484)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(5,046,736)	(4,211,157)
Capital Share Transactions
Investor Shares	1,154,267	7,341,080
Admiral Shares	7,305,262	3,306,885
Signal Shares	242,207	1,009,438
Institutional Shares	12,750,062	5,518,094
ETF Shares	6,481,221	2,033,357
Net Increase (Decrease) from Capital Share Transactions	27,933,019	19,208,854
Total Increase (Decrease)	96,962,464	43,084,636
Net Assets
Beginning of Period	210,369,657	167,285,021
End of Period[1]	307,332,121	210,369,657

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($119,086,000) and ($126,046,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.64	$31.29	$31.56	$27.45	$21.80
Investment Operations
Net Investment Income	.757	.720	.565	.523	.514
Net Realized and Unrealized Gain (Loss)
on Investments	11.038	4.350	(.273)	4.117	5.651
Total from Investment Operations	11.795	5.070	.292	4.640	6.165
Distributions
Dividends from Net Investment Income	(.765)	(.720)	(. 562)	(. 530)	(. 515)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.765)	(.720)	(. 562)	(. 530)	(. 515)
Net Asset Value, End of Period	$46.67	$35.64	$31.29	$31.56	$27.45

Total Return[1]	33.35%	16.25%	0.96%	17.09%	28.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,008	$78,936	$62,668	$56,063	$58,004
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.84%	2.11%	1.79%	1.85%	2.22%
Portfolio Turnover Rate[2]	4%	3%	5%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.65	$31.30	$31.57	$27.45	$21.80
Investment Operations
Net Investment Income	. 807.761		. 602	. 554.539
Net Realized and Unrealized Gain (Loss)
on Investments	11.047	4.350	(.273)	4.127	5.650
Total from Investment Operations	11.854	5.111	.329	4.681	6.189
Distributions
Dividends from Net Investment Income	(.814)	(.761)	(. 599)	(. 561)	(. 539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.814)	(.761)	(. 599)	(. 561)	(. 539)
Net Asset Value, End of Period	$46.69	$35.65	$31.30	$31.57	$27.45

Total Return[1]	33.52%	16.38%	1.08%	17.26%	28.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86,541	$59,771	$49,496	$47,190	$27,762
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[2]	4%	3%	5%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.41	$30.21	$30.47	$26.50	$21.04
Investment Operations
Net Investment Income	.778	.735	.581	.535	.520
Net Realized and Unrealized Gain (Loss)
on Investments	10.658	4.200	(.262)	3.977	5.459
Total from Investment Operations	11.436	4.935	. 319	4.512	5.979
Distributions
Dividends from Net Investment Income	(.786)	(.735)	(.579)	(.542)	(. 519)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.786)	(.735)	(.579)	(.542)	(. 519)
Net Asset Value, End of Period	$45.06	$34.41	$30.21	$30.47	$26.50

Total Return	33.51%	16.39%	1.09%	17.23%	28.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,879	$8,025	$6,133	$5,471	$4,757
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[1]	4%	3%	5%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.66	$31.30	$31.57	$27.46	$21.81
Investment Operations
Net Investment Income	. 808.763		.603	.558	.541
Net Realized and Unrealized Gain (Loss)
on Investments	11.038	4.359	(.272)	4.117	5.650
Total from Investment Operations	11.846	5.122	.331	4.675	6.191
Distributions
Dividends from Net Investment Income	(.816)	(.762)	(. 601)	(. 565)	(. 541)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.816)	(.762)	(. 601)	(. 565)	(. 541)
Net Asset Value, End of Period	$46.69	$35.66	$31.30	$31.57	$27.46

Total Return	33.49%	16.42%	1.09%	17.23%	28.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,738	$39,367	$29,467	$23,785	$16,047
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.24%	1.92%	1.97%	2.34%
Portfolio Turnover Rate[1]	4%	3%	5%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$73.24	$64.29	$64.86	$56.39	$44.78
Investment Operations
Net Investment Income	1.657	1.564	1.238	1.133	1.106
Net Realized and Unrealized Gain (Loss)
on Investments	22.686	8.949	(.575)	8.485	11.611
Total from Investment Operations	24.343	10.513	.663	9.618	12.717
Distributions
Dividends from Net Investment Income	(1.673)	(1.563)	(1.233)	(1.148)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.673)	(1.563)	(1.233)	(1.148)	(1.107)
Net Asset Value, End of Period	$95.91	$73.24	$64.29	$64.86	$56.39

Total Return	33.51%	16.41%	1.06%	17.26%	28.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,165	$24,270	$19,521	$17,930	$13,443
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[1]	4%	3%	5%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

23

Total Stock Market Index Fund

3. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2013, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the

24

Total Stock Market Index Fund

event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $33,327,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 13.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

25

Total Stock Market Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	305,852,333	128	498
Temporary Cash Investments	2,263,406	75,595	—
Futures Contracts—Assets[1]	4,649	—	—
Swap Contracts—Assets	—	1,967	—
Total	308,120,388	77,690	498
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	6,551	603,052	7,377
S&P 500 Index	March 2014	1,256	578,105	22,478
E-mini Russell 2000 Index	March 2014	957	111,146	4,349
S&P MidCap 400 Index	March 2014	240	32,146	725
				34,929

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2013, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	1/25/14	GSI	156,297	(0.515%)	1,967
1 GSI—Goldman Sachs International.

After December 31, 2013, the counterparty deposited in segregated accounts cash with a value of $1,270,000 in connection with open swap contracts. In the event of default or bankruptcy by the counterparty, the fund may retain the cash; however, such action may be subject to legal proceedings.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

26

Total Stock Market Index Fund

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,053,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $9,915,000, of which all has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2013, the fund realized $2,401,164,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $72,047,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2013, the fund had $66,886,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $101,605,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $2,889,792,000 to offset future net capital gains. Of this amount, $2,283,002,000 is subject to expiration dates; $19,516,000 may be used to offset future net capital gains through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $606,790,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $209,043,000 expired on December 31, 2013; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2013, the cost of investment securities for tax purposes was $207,425,571,000. Net unrealized appreciation of investment securities for tax purposes was $100,766,389,000, consisting of unrealized gains of $107,463,541,000 on securities that had risen in value since their purchase and $6,697,152,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $42,438,725,000 of investment securities and sold $15,002,309,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,847,648,000 and $4,058,852,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,266,763	300,373	12,856,470	373,964
Issued in Lieu of Cash Distributions	1,721,975	41,022	1,505,142	42,800
Redeemed	(12,834,471)	(306,111)	(7,020,532)	(204,981)
Net Increase (Decrease)—Investor Shares	1,154,267	35,284	7,341,080	211,783
Admiral Shares
Issued	13,336,091	322,900	8,578,164	247,996
Issued in Lieu of Cash Distributions	1,287,181	30,594	1,101,786	31,338
Redeemed	(7,318,010)	(176,330)	(6,373,065)	(184,355)
Net Increase (Decrease) —Admiral Shares	7,305,262	177,164	3,306,885	94,979
Signal Shares
Issued	3,462,726	87,006	2,907,524	87,545
Issued in Lieu of Cash Distributions	172,682	4,261	146,081	4,303
Redeemed	(3,393,201)	(83,052)	(2,044,167)	(61,646)
Net Increase (Decrease)—Signal Shares	242,207	8,215	1,009,438	30,202
Institutional Shares
Issued	16,902,913	404,366	10,170,383	297,546
Issued in Lieu of Cash Distributions	965,838	22,878	749,004	21,306
Redeemed	(5,118,689)	(123,389)	(5,401,293)	(156,276)
Net Increase (Decrease) —Institutional Shares	12,750,062	303,855	5,518,094	162,576
ETF Shares
Issued	9,888,388	115,881	4,671,146	65,833
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,407,167)	(38,900)	(2,637,789)	(38,100)
Net Increase (Decrease) —ETF Shares	6,481,221	76,981	2,033,357	27,733

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2014

Special 2013 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,761,594,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	33.35%	18.72%	7.99%
Returns After Taxes on Distributions	32.75	18.34	7.68
Returns After Taxes on Distributions and Sale of Fund Shares	19.24	15.27	6.53

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,169.40	$0.93
Admiral Shares	1,000.00	1,170.00	0.27
Signal Shares	1,000.00	1,170.10	0.27
Institutional Shares	1,000.00	1,170.00	0.22
ETF Shares	1,000.00	1,170.06	0.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

34

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2013: $407,000
Fiscal Year Ended December 31, 2012: $403,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2013: $5,714,113
Fiscal Year Ended December 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended December 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2013: $1,552,950
Fiscal Year Ended December 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2013: $110,000
Fiscal Year Ended December 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended December 31, 2012.

(d) All Other Fees.

Fiscal Year Ended December 31, 2013: $132,000
Fiscal Year Ended December 31, 2012: $16,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2013: $242,000
Fiscal Year Ended December 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Basic Materials (4.4%)
	RPM International Inc.	2,193,356	91,046
	Rockwood Holdings Inc.	1,207,115	86,816
	United States Steel Corp.	2,387,323	70,426
	Steel Dynamics Inc.	3,477,924	67,959
^	Cliffs Natural Resources Inc.	2,525,656	66,197
	Allegheny Technologies Inc.	1,692,093	60,289
	NewMarket Corp.	175,099	58,509
	PolyOne Corp.	1,586,934	56,098
	Axiall Corp.	1,153,120	54,704
	Cytec Industries Inc.	585,071	54,505
	Carpenter Technology Corp.	829,900	51,620
	Domtar Corp.	524,796	49,509
	Cabot Corp.	950,910	48,877
	Royal Gold Inc.	1,009,325	46,500
*	Chemtura Corp.	1,590,820	44,416
	Compass Minerals International Inc.	552,147	44,199
	HB Fuller Co.	828,762	43,129
	Sensient Technologies Corp.	825,315	40,044
	Commercial Metals Co.	1,929,198	39,221
	Olin Corp.	1,312,387	37,862
*	KapStone Paper and Packaging Corp.	669,618	37,405
	Worthington Industries Inc.	873,593	36,761
	Minerals Technologies Inc.	568,048	34,123
	Balchem Corp.	496,954	29,171
^,*	Polypore International Inc.	740,267	28,796
	US Silica Holdings Inc.	833,328	28,425
*	Alpha Natural Resources Inc.	3,645,191	26,027
*	SunCoke Energy Inc.	1,090,138	24,866
*	Stillwater Mining Co.	1,967,633	24,281
	Tronox Ltd. Class A	975,832	22,512
	Kaiser Aluminum Corp.	293,979	20,649
	Stepan Co.	312,943	20,538
	PH Glatfelter Co.	713,436	19,719
*	OM Group Inc.	527,313	19,199
	Globe Specialty Metals Inc.	1,056,101	19,020
*	Calgon Carbon Corp.	900,516	18,524
*	Ferro Corp.	1,427,933	18,320
*	Cloud Peak Energy Inc.	1,003,948	18,071
*	Coeur Mining Inc.	1,657,959	17,989
	Innophos Holdings Inc.	362,407	17,613
^,*	AK Steel Holding Corp.	2,136,447	17,519
*	Resolute Forest Products Inc.	1,091,158	17,480
	Hecla Mining Co.	5,647,645	17,395
*	Clearwater Paper Corp.	329,826	17,316
*	RTI International Metals Inc.	504,385	17,255
	Innospec Inc.	372,155	17,201
^	Walter Energy Inc.	1,032,922	17,178
	A Schulman Inc.	456,265	16,088
	Quaker Chemical Corp.	206,763	15,935
^	Arch Coal Inc.	3,501,933	15,584
^,*	Intrepid Potash Inc.	937,028	14,843
	Koppers Holdings Inc.	318,625	14,577
^,*	Molycorp Inc.	2,574,273	14,467
	AMCOL International Corp.	401,136	13,631
*	Horsehead Holding Corp.	831,783	13,483
*	LSB Industries Inc.	315,973	12,961
	Deltic Timber Corp.	188,088	12,779
*	Kraton Performance Polymers Inc.	536,029	12,356
	Tredegar Corp.	425,536	12,260
	Haynes International Inc.	203,241	11,227
	American Vanguard Corp.	401,073	9,742

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Century Aluminum Co.	803,743	8,407
^	Kronos Worldwide Inc.	381,686	7,271
*	Rentech Inc.	3,543,398	6,201
	FutureFuel Corp.	356,052	5,626
^,*	Allied Nevada Gold Corp.	1,536,997	5,456
	Gold Resource Corp.	751,107	3,403
	NL Industries Inc.	119,874	1,340
^,*	Paramount Gold and Silver Corp.	484,265	451
			1,943,367
Consumer Goods (7.9%)
	Hanesbrands Inc.	1,634,446	114,852
	Snap-on Inc.	958,792	105,007
	Goodyear Tire & Rubber Co.	4,071,432	97,104
*	Toll Brothers Inc.	2,600,750	96,228
	Harman International Industries Inc.	1,114,528	91,224
	Ingredion Inc.	1,264,685	86,580
*	Middleby Corp.	315,555	75,724
	Gentex Corp.	2,268,062	74,823
	Leggett & Platt Inc.	2,328,761	72,052
	Tupperware Brands Corp.	752,010	71,087
	Brunswick Corp.	1,500,338	69,106
*	Hain Celestial Group Inc.	748,544	67,953
	Hillshire Brands Co.	2,029,276	67,859
	Flowers Foods Inc.	3,095,561	66,462
*	Visteon Corp.	802,266	65,698
*	WhiteWave Foods Co. Class A	2,860,700	65,624
*	Fifth & Pacific Cos. Inc.	2,024,853	64,937
*	Jarden Corp.	1,008,280	61,858
	Carter's Inc.	854,270	61,328
	Nu Skin Enterprises Inc. Class A	441,692	61,051
*	Tenneco Inc.	1,003,820	56,786
*	Darling International Inc.	2,608,804	54,472
*	Tempur Sealy International Inc.	997,396	53,819
	Wolverine World Wide Inc.	1,576,148	53,526
	Scotts Miracle-Gro Co. Class A	766,647	47,701
	Dana Holding Corp.	2,423,461	47,548
*	Deckers Outdoor Corp.	541,326	45,720
	Pool Corp.	719,485	41,831
	Thor Industries Inc.	747,236	41,270
*	TreeHouse Foods Inc.	570,537	39,321
*	Zynga Inc. Class A	10,335,303	39,274
*	Steven Madden Ltd.	1,005,907	36,806
*	Boston Beer Co. Inc. Class A	145,466	35,172
	Ryland Group Inc.	762,199	33,087
*	Iconix Brand Group Inc.	808,059	32,080
	B&G Foods Inc.	881,114	29,879
	Lancaster Colony Corp.	337,577	29,757
	HNI Corp.	746,039	28,969
*	Dorman Products Inc.	511,524	28,681
	KB Home	1,555,315	28,431
	Herman Miller Inc.	923,867	27,273
	La-Z-Boy Inc.	866,160	26,851
	Schweitzer-Mauduit International Inc.	518,060	26,665
*	Take-Two Interactive Software Inc.	1,521,117	26,422
	Andersons Inc.	293,097	26,135
*	Meritage Homes Corp.	538,051	25,821
	Dean Foods Co.	1,479,041	25,425
*	Post Holdings Inc.	512,492	25,250
*	TiVo Inc.	1,911,026	25,073
*	Helen of Troy Ltd.	501,878	24,848
	Snyders-Lance Inc.	863,763	24,807
	Sanderson Farms Inc.	341,820	24,724
	Cooper Tire & Rubber Co.	1,022,813	24,588
	Spectrum Brands Holdings Inc.	345,965	24,408

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Pinnacle Foods Inc.	869,452	23,875
*	American Axle & Manufacturing Holdings Inc.	1,122,235	22,950
	Interface Inc. Class A	1,038,140	22,798
*	Standard Pacific Corp.	2,514,075	22,752
*	Crocs Inc.	1,385,685	22,060
	J&J Snack Foods Corp.	246,434	21,832
*	Skechers U.S.A. Inc. Class A	652,872	21,630
	Steelcase Inc. Class A	1,335,949	21,188
	Universal Corp.	383,199	20,923
*	MDC Holdings Inc.	645,248	20,803
*	G-III Apparel Group Ltd.	269,545	19,890
	Jones Group Inc.	1,248,316	18,675
	Drew Industries Inc.	364,254	18,650
	Oxford Industries Inc.	229,953	18,550
	Fresh Del Monte Produce Inc.	647,630	18,328
*	Select Comfort Corp.	865,509	18,254
	Columbia Sportswear Co.	227,672	17,929
	Vector Group Ltd.	1,090,959	17,859
	WD-40 Co.	239,094	17,855
*	Tumi Holdings Inc.	783,449	17,667
*	Quiksilver Inc.	1,943,684	17,046
	Briggs & Stratton Corp.	743,292	16,174
^,*	Eastman Kodak Co.	465,386	16,154
	Titan International Inc.	838,676	15,079
*	iRobot Corp.	428,756	14,908
*	Boulder Brands Inc.	939,043	14,893
*	Elizabeth Arden Inc.	414,731	14,702
	Cal-Maine Foods Inc.	232,598	14,009
*	Pilgrim's Pride Corp.	854,310	13,882
	Knoll Inc.	756,092	13,844
*	Seaboard Corp.	4,896	13,684
	Ethan Allen Interiors Inc.	429,206	13,056
	Movado Group Inc.	293,972	12,938
*	ACCO Brands Corp.	1,872,752	12,585
^,*	Hovnanian Enterprises Inc. Class A	1,845,196	12,215
*	Taylor Morrison Home Corp. Class A	541,424	12,155
*	Annie's Inc.	278,573	11,990
*	Blount International Inc.	813,395	11,770
*	Modine Manufacturing Co.	782,829	10,036
	Tootsie Roll Industries Inc.	307,596	10,009
	Inter Parfums Inc.	278,923	9,988
*	Federal-Mogul Corp.	494,204	9,726
^,*	Diamond Foods Inc.	351,738	9,089
*	USANA Health Sciences Inc.	114,208	8,632
*	Chiquita Brands International Inc.	732,890	8,575
	Superior Industries International Inc.	407,526	8,407
^,*	Vera Bradley Inc.	334,475	8,041
*	LeapFrog Enterprises Inc.	956,251	7,593
*	National Presto Industries Inc.	85,162	6,856
*	DTS Inc.	281,325	6,746
*	RealD Inc.	697,104	5,953
*	Revlon Inc. Class A	172,061	4,295
*	National Beverage Corp.	190,203	3,834
*	Central Garden and Pet Co. Class A	522,119	3,524
*	Fuel Systems Solutions Inc.	214,539	2,976
*	Central Garden and Pet Co.	140,835	967
			3,479,776
Consumer Services (13.4%)
	Gannett Co. Inc.	3,759,088	111,194
	Omnicare Inc.	1,698,458	102,519
	Foot Locker Inc.	2,449,394	101,503
	Dick's Sporting Goods Inc.	1,664,133	96,686
	GNC Holdings Inc. Class A	1,566,978	91,590
	GameStop Corp. Class A	1,832,646	90,276

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Dunkin' Brands Group Inc.	1,759,460	84,806
	Alaska Air Group Inc.	1,147,244	84,173
*	Sally Beauty Holdings Inc.	2,704,328	81,752
*	Panera Bread Co. Class A	441,872	78,074
^,*	American Airlines Group Inc.	3,086,466	77,933
*	Rite Aid Corp.	15,103,872	76,426
*	Avis Budget Group Inc.	1,769,068	71,506
*	Lamar Advertising Co. Class A	1,319,932	68,966
*	Copart Inc.	1,863,891	68,312
*	Pandora Media Inc.	2,564,240	68,209
*	AMC Networks Inc. Class A	952,214	64,855
	KAR Auction Services Inc.	2,174,729	64,263
	Domino's Pizza Inc.	918,860	63,999
*	Yelp Inc. Class A	898,082	61,923
	Sotheby's	1,133,504	60,302
	Service Corp. International	3,319,382	60,180
	Cablevision Systems Corp. Class A	3,345,088	59,977
*	United Natural Foods Inc.	777,126	58,588
	DSW Inc. Class A	1,369,162	58,504
*	Madison Square Garden Co. Class A	991,166	57,071
	Cinemark Holdings Inc.	1,711,670	57,050
*	Spirit Airlines Inc.	1,198,356	54,417
	Brinker International Inc.	1,105,363	51,222
*	Cabela's Inc.	757,016	50,463
*	Bally Technologies Inc.	642,697	50,420
*	Graham Holdings Co. Class B	71,844	47,656
	Chico's FAS Inc.	2,488,938	46,892
*	Acxiom Corp.	1,239,205	45,826
*	Apollo Education Group Inc.	1,676,469	45,801
*	Buffalo Wild Wings Inc.	310,259	45,670
*	Live Nation Entertainment Inc.	2,300,893	45,466
*	Ascena Retail Group Inc.	2,123,855	44,941
*	Starz	1,532,201	44,802
	Vail Resorts Inc.	595,188	44,776
*	Lumber Liquidators Holdings Inc.	432,632	44,513
	Casey's General Stores Inc.	633,452	44,500
	Sinclair Broadcast Group Inc. Class A	1,219,172	43,561
	CST Brands Inc.	1,184,709	43,502
	Cracker Barrel Old Country Store Inc.	392,805	43,236
*	HomeAway Inc.	1,054,397	43,104
*	Office Depot Inc.	7,866,315	41,613
	Dillard's Inc. Class A	427,904	41,597
	Abercrombie & Fitch Co.	1,260,524	41,484
^,*	JC Penney Co. Inc.	4,522,241	41,378
*	VCA Antech Inc.	1,317,297	41,310
	American Eagle Outfitters Inc.	2,860,482	41,191
	Harris Teeter Supermarkets Inc.	815,824	40,261
	John Wiley & Sons Inc. Class A	729,311	40,258
	Wendy's Co.	4,520,243	39,416
*	Groupon Inc.	3,294,314	38,774
	Men's Wearhouse Inc.	749,189	38,269
*	DreamWorks Animation SKG Inc. Class A	1,065,204	37,815
	Six Flags Entertainment Corp.	1,020,144	37,562
	Cheesecake Factory Inc.	776,216	37,468
	Lions Gate Entertainment Corp.	1,137,879	36,025
	Pier 1 Imports Inc.	1,540,521	35,555
*	Jack in the Box Inc.	702,488	35,138
	Aaron's Inc.	1,194,605	35,121
	PriceSmart Inc.	299,200	34,570
*	JetBlue Airways Corp.	3,958,256	33,843
	New York Times Co. Class A	2,088,050	33,137
	Rollins Inc.	1,082,768	32,797
*	Conn's Inc.	415,890	32,768
	HSN Inc.	523,440	32,610

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Beacon Roofing Supply Inc.	808,042	32,548
*	Restoration Hardware Holdings Inc.	481,554	32,409
*	Grand Canyon Education Inc.	741,945	32,349
	Penske Automotive Group Inc.	669,335	31,566
*	Five Below Inc.	713,179	30,809
^,*	SolarCity Corp.	538,961	30,624
	Guess? Inc.	980,173	30,454
*	Murphy USA Inc.	732,249	30,432
*	Shutterfly Inc.	596,242	30,367
*	Dolby Laboratories Inc. Class A	779,613	30,062
*	Life Time Fitness Inc.	632,948	29,749
	DeVry Education Group Inc.	834,406	29,621
	Meredith Corp.	570,023	29,527
*	Big Lots Inc.	913,211	29,488
	Texas Roadhouse Inc. Class A	1,047,455	29,119
	Hillenbrand Inc.	987,889	29,064
^,*	Hibbett Sports Inc.	428,753	28,816
	Rent-A-Center Inc.	838,480	27,955
	Monro Muffler Brake Inc.	492,300	27,746
*	Asbury Automotive Group Inc.	510,666	27,443
*	OpenTable Inc.	345,739	27,441
*	Genesco Inc.	373,812	27,311
	Morningstar Inc.	340,972	26,626
*	ANN Inc.	719,690	26,312
	Choice Hotels International Inc.	531,468	26,100
*	Fresh Market Inc.	638,685	25,867
	Allegiant Travel Co. Class A	245,317	25,866
	Group 1 Automotive Inc.	362,072	25,714
	Regal Entertainment Group Class A	1,307,475	25,430
	Lithia Motors Inc. Class A	365,705	25,387
*	Jos A Bank Clothiers Inc.	462,167	25,294
^	Buckle Inc.	478,258	25,137
*	Vitamin Shoppe Inc.	477,034	24,811
*	Marriott Vacations Worldwide Corp.	467,468	24,664
*	Express Inc.	1,315,244	24,556
*	ValueClick Inc.	1,046,294	24,452
	SeaWorld Entertainment Inc.	846,142	24,343
	Papa John's International Inc.	533,176	24,206
*	Pinnacle Entertainment Inc.	927,308	24,101
*	SUPERVALU Inc.	3,208,220	23,388
*	AMERCO	97,081	23,090
	Finish Line Inc. Class A	810,221	22,824
	DineEquity Inc.	266,812	22,292
*	Orient-Express Hotels Ltd. Class A	1,449,367	21,900
^	Chemed Corp.	276,644	21,196
*	WebMD Health Corp.	534,515	21,113
	Bob Evans Farms Inc.	414,930	20,991
*	Krispy Kreme Doughnuts Inc.	1,085,484	20,939
^	Valassis Communications Inc.	603,272	20,662
	Churchill Downs Inc.	222,348	19,933
*	Children's Place Retail Stores Inc.	349,415	19,906
	National CineMedia Inc.	994,001	19,840
*	Bloomin' Brands Inc.	820,859	19,709
	Brown Shoe Co. Inc.	676,851	19,047
	Interval Leisure Group Inc.	614,775	18,997
*	Susser Holdings Corp.	283,104	18,540
*	Ascent Capital Group Inc. Class A	214,032	18,313
	Matthews International Corp. Class A	427,260	18,206
*	Sonic Corp.	882,123	17,810
^,*	Caesars Entertainment Corp.	790,011	17,017
*	Penn National Gaming Inc.	1,148,656	16,460
*	comScore Inc.	559,258	16,000
	International Speedway Corp. Class A	437,223	15,517
^	Weight Watchers International Inc.	465,597	15,332

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	AFC Enterprises Inc.	392,985	15,130
*	Constant Contact Inc.	480,373	14,925
	Cato Corp. Class A	453,891	14,434
	Scholastic Corp.	423,780	14,413
*	Rush Enterprises Inc. Class A	481,547	14,278
^,*	Clean Energy Fuels Corp.	1,106,121	14,247
*	Boyd Gaming Corp.	1,244,847	14,017
	Sonic Automotive Inc. Class A	570,006	13,954
*	Bright Horizons Family Solutions Inc.	375,828	13,808
	Nexstar Broadcasting Group Inc. Class A	238,050	13,267
*	Scientific Games Corp. Class A	772,848	13,084
^,*	ITT Educational Services Inc.	385,836	12,956
*	BJ's Restaurants Inc.	395,409	12,281
*	Francesca's Holdings Corp.	662,234	12,192
	CEC Entertainment Inc.	274,738	12,165
*	Biglari Holdings Inc.	23,909	12,113
*	Bankrate Inc.	668,848	11,999
*	American Public Education Inc.	274,271	11,923
	SkyWest Inc.	801,932	11,893
*	K12 Inc.	542,404	11,797
	Capella Education Co.	173,639	11,537
	Stage Stores Inc.	497,231	11,048
	Regis Corp.	745,738	10,821
*	Mattress Firm Holding Corp.	251,352	10,818
*	Steiner Leisure Ltd.	217,251	10,687
	Fred's Inc. Class A	574,397	10,638
^,*	Aeropostale Inc.	1,164,435	10,585
^,*	Angie's List Inc.	674,208	10,214
*	Pep Boys-Manny Moe & Jack	830,425	10,081
*	FTD Cos. Inc.	305,932	9,967
*	Blue Nile Inc.	210,893	9,931
*	Zumiez Inc.	374,138	9,728
^,*	Liquidity Services Inc.	423,366	9,593
	Weis Markets Inc.	177,015	9,304
^,*	Noodles & Co. Class A	249,557	8,964
^,*	Container Store Group Inc.	189,694	8,842
*	RetailMeNot Inc.	305,931	8,808
*	Barnes & Noble Inc.	541,035	8,088
^,*	Tile Shop Holdings Inc.	421,351	7,614
	Clear Channel Outdoor Holdings Inc. Class A	681,085	6,906
*	Cumulus Media Inc. Class A	892,702	6,901
	Harte-Hanks Inc.	875,613	6,847
*	Ruby Tuesday Inc.	908,275	6,294
^,*	Media General Inc.	277,723	6,277
*	Strayer Education Inc.	169,033	5,827
*	Burlington Stores Inc.	176,066	5,634
	ClubCorp Holdings Inc.	314,591	5,581
*	Bridgepoint Education Inc.	312,403	5,533
^,*	Fairway Group Holdings Corp.	277,386	5,026
*	Sears Hometown and Outlet Stores Inc.	190,439	4,856
*	SFX Entertainment Inc.	361,696	4,340
*	Demand Media Inc.	739,964	4,270
^,*	RadioShack Corp.	1,562,933	4,064
	Speedway Motorsports Inc.	203,923	4,048
*	QuinStreet Inc.	463,410	4,027
*	Rush Enterprises Inc. Class B	141,883	3,618
*	Diamond Resorts International Inc.	185,949	3,433
*	hhgregg Inc.	225,053	3,144
*	Education Management Corp.	308,873	3,117
^,*	Potbelly Corp.	119,445	2,900
*	RealNetworks Inc.	381,572	2,881
*	Travelzoo Inc.	126,159	2,690
*	Avid Technology Inc.	255,752	2,084
*	ReachLocal Inc.	159,688	2,030

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Vitacost.com Inc.	138,470	802
		5,939,427
Financials (22.7%)
Arthur J Gallagher & Co.	2,184,212	102,505
* E*TRADE Financial Corp.	4,735,879	93,013
Starwood Property Trust Inc.	3,220,177	89,199
Waddell & Reed Financial Inc. Class A	1,338,742	87,179
Liberty Property Trust	2,418,052	81,899
Eaton Vance Corp.	1,900,351	81,316
Duke Realty Corp.	5,373,206	80,813
East West Bancorp Inc.	2,271,746	79,443
* SVB Financial Group	752,922	78,951
* Signature Bank	723,163	77,682
Extra Space Storage Inc.	1,814,477	76,444
HCC Insurance Holdings Inc.	1,651,792	76,214
Mid-America Apartment Communities Inc.	1,233,414	74,918
CBOE Holdings Inc.	1,438,408	74,740
DDR Corp.	4,740,296	72,858
American Financial Group Inc.	1,252,457	72,292
Regency Centers Corp.	1,522,777	70,505
BRE Properties Inc.	1,272,971	69,644
Senior Housing Properties Trust	3,104,229	69,007
Kilroy Realty Corp.	1,354,656	67,977
* Liberty Ventures Class A	554,056	67,922
RenaissanceRe Holdings Ltd.	695,921	67,741
Cullen/Frost Bankers Inc.	897,570	66,806
* Howard Hughes Corp.	554,849	66,637
Old Republic International Corp.	3,858,126	66,630
Hospitality Properties Trust	2,447,032	66,143
Protective Life Corp.	1,295,879	65,649
Prosperity Bancshares Inc.	1,024,520	64,944
CNO Financial Group Inc.	3,659,704	64,740
NorthStar Realty Finance Corp.	4,778,665	64,273
Brown & Brown Inc.	2,038,548	63,990
Assured Guaranty Ltd.	2,701,973	63,740
Taubman Centers Inc.	995,601	63,639
Fidelity National Financial Inc. Class A	1,956,309	63,482
* Genworth Financial Inc. Class A	4,077,278	63,320
Validus Holdings Ltd.	1,556,990	62,731
Apartment Investment & Management Co. Class A	2,407,176	62,370
First Niagara Financial Group Inc.	5,836,109	61,980
Corrections Corp. of America	1,911,161	61,291
National Retail Properties Inc.	2,009,931	60,961
FirstMerit Corp.	2,722,906	60,530
City National Corp.	762,333	60,392
Commerce Bancshares Inc.	1,343,749	60,348
Omega Healthcare Investors Inc.	2,021,425	60,238
Allied World Assurance Co. Holdings AG	528,958	59,672
* Gaming and Leisure Properties Inc.	1,174,054	59,654
WP Carey Inc.	956,763	58,697
Financial Engines Inc.	830,960	57,735
BioMed Realty Trust Inc.	3,168,459	57,413
Spirit Realty Capital Inc.	5,801,664	57,030
Two Harbors Investment Corp.	6,006,504	55,740
American Campus Communities Inc.	1,728,179	55,665
Synovus Financial Corp.	15,224,090	54,807
* Forest City Enterprises Inc. Class A	2,815,651	53,779
Highwoods Properties Inc.	1,482,974	53,639
* Alleghany Corp.	131,340	52,531
Chimera Investment Corp.	16,924,045	52,465
Weingarten Realty Investors	1,911,237	52,406
LaSalle Hotel Properties	1,698,118	52,404
Douglas Emmett Inc.	2,235,209	52,058
Home Properties Inc.	938,149	50,304

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Tanger Factory Outlet Centers	1,558,259	49,895
	Hancock Holding Co.	1,354,290	49,675
	Retail Properties of America Inc.	3,896,968	49,569
	StanCorp Financial Group Inc.	725,476	48,063
	CBL & Associates Properties Inc.	2,662,601	47,820
*	Stifel Financial Corp.	995,875	47,722
	Equity Lifestyle Properties Inc.	1,305,229	47,288
*	MGIC Investment Corp.	5,570,933	47,019
	ProAssurance Corp.	966,052	46,834
^	Columbia Property Trust Inc.	1,872,331	46,808
	RLJ Lodging Trust	1,922,842	46,764
	First American Financial Corp.	1,656,258	46,707
	Associated Banc-Corp	2,679,742	46,628
*	Popular Inc.	1,618,669	46,504
	Webster Financial Corp.	1,489,726	46,450
	CommonWealth REIT	1,952,817	45,520
	First Horizon National Corp.	3,897,398	45,405
	Aspen Insurance Holdings Ltd.	1,082,644	44,724
	Federated Investors Inc. Class B	1,552,847	44,722
	CapitalSource Inc.	3,084,499	44,324
	Piedmont Office Realty Trust Inc. Class A	2,657,951	43,909
	Bank of Hawaii Corp.	734,031	43,411
*	Portfolio Recovery Associates Inc.	820,443	43,352
	Hanover Insurance Group Inc.	723,293	43,188
	UMB Financial Corp.	669,931	43,063
^	MFA Financial Inc.	6,038,500	42,632
*	Altisource Portfolio Solutions SA	264,070	41,889
	Fulton Financial Corp.	3,172,968	41,502
	EPR Properties	836,927	41,143
	Endurance Specialty Holdings Ltd.	694,637	40,754
	Post Properties Inc.	893,803	40,427
	Sunstone Hotel Investors Inc.	3,015,972	40,414
	Radian Group Inc.	2,854,673	40,308
*	Texas Capital Bancshares Inc.	642,227	39,947
	White Mountains Insurance Group Ltd.	66,226	39,940
	Assurant Inc.	600,124	39,830
	TCF Financial Corp.	2,447,069	39,765
	Susquehanna Bancshares Inc.	3,087,115	39,639
	MarketAxess Holdings Inc.	589,146	39,396
	American Realty Capital Properties Inc.	3,057,318	39,317
	Washington Federal Inc.	1,677,900	39,078
	Primerica Inc.	904,132	38,796
	BankUnited Inc.	1,164,982	38,351
	Geo Group Inc.	1,188,872	38,305
	American National Insurance Co.	332,464	38,080
	DCT Industrial Trust Inc.	5,227,498	37,272
	DiamondRock Hospitality Co.	3,224,122	37,239
	Brandywine Realty Trust	2,584,670	36,418
	BancorpSouth Inc.	1,413,813	35,939
^,*	Zillow Inc. Class A	433,009	35,390
	Umpqua Holdings Corp.	1,846,132	35,335
	Glacier Bancorp Inc.	1,164,481	34,690
	Sovran Self Storage Inc.	528,177	34,421
	Corporate Office Properties Trust	1,441,483	34,149
	Home BancShares Inc.	911,461	34,043
	Healthcare Realty Trust Inc.	1,581,188	33,695
^	First Financial Bankshares Inc.	500,956	33,223
	FNB Corp.	2,618,912	33,051
	CubeSmart	2,064,663	32,911
	Invesco Mortgage Capital Inc.	2,230,405	32,742
	PrivateBancorp Inc.	1,129,843	32,686
	Newcastle Investment Corp.	5,669,541	32,543
	Pebblebrook Hotel Trust	1,051,637	32,348
	Valley National Bancorp	3,127,748	31,653

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Cathay General Bancorp	1,179,761	31,535
RLI Corp.	318,453	31,011
Medical Properties Trust Inc.	2,531,656	30,937
Janus Capital Group Inc.	2,495,672	30,871
Erie Indemnity Co. Class A	422,178	30,870
Bank of the Ozarks Inc.	544,798	30,830
^ Lexington Realty Trust	3,012,098	30,754
Cousins Properties Inc.	2,970,698	30,598
Wintrust Financial Corp.	658,459	30,368
* WisdomTree Investments Inc.	1,707,296	30,236
* Virtus Investment Partners Inc.	150,361	30,080
First Industrial Realty Trust Inc.	1,723,012	30,067
Chambers Street Properties	3,900,398	29,838
Alexander & Baldwin Inc.	710,668	29,656
Ryman Hospitality Properties Inc.	708,075	29,583
Symetra Financial Corp.	1,554,482	29,473
Iberiabank Corp.	466,592	29,325
* Western Alliance Bancorp	1,222,259	29,163
Healthcare Trust of America Inc. Class A	2,961,954	29,146
* Strategic Hotels & Resorts Inc.	3,049,820	28,821
American Equity Investment Life Holding Co.	1,082,541	28,557
* MBIA Inc.	2,377,566	28,388
Trustmark Corp.	1,053,605	28,279
Platinum Underwriters Holdings Ltd.	460,259	28,205
Kemper Corp.	688,464	28,144
Mack-Cali Realty Corp.	1,307,037	28,075
* First Cash Financial Services Inc.	452,851	28,004
Potlatch Corp.	668,162	27,889
New Residential Investment Corp.	4,174,079	27,883
EastGroup Properties Inc.	479,821	27,796
MB Financial Inc.	860,995	27,629
Home Loan Servicing Solutions Ltd.	1,171,153	26,901
CVB Financial Corp.	1,562,337	26,669
Capitol Federal Financial Inc.	2,194,045	26,570
Hatteras Financial Corp.	1,614,560	26,382
DuPont Fabros Technology Inc.	1,067,501	26,378
Redwood Trust Inc.	1,359,167	26,327
PacWest Bancorp	621,434	26,237
EverBank Financial Corp.	1,414,988	25,951
Evercore Partners Inc. Class A	433,263	25,900
Washington REIT	1,097,248	25,632
Colony Financial Inc.	1,261,452	25,595
Old National Bancorp	1,660,129	25,516
PennyMac Mortgage Investment Trust	1,103,755	25,342
Greenhill & Co. Inc.	435,099	25,210
First Financial Holdings Inc.	377,158	25,085
Community Bank System Inc.	631,961	25,076
* Hilltop Holdings Inc.	1,074,125	24,845
ARMOUR Residential REIT Inc.	6,113,908	24,517
Equity One Inc.	1,083,500	24,314
Sun Communities Inc.	566,259	24,145
National Health Investors Inc.	427,370	23,975
Selective Insurance Group Inc.	873,545	23,638
Westamerica Bancorporation	417,184	23,554
^ United Bankshares Inc.	748,152	23,529
International Bancshares Corp.	886,203	23,387
Columbia Banking System Inc.	845,352	23,256
Acadia Realty Trust	916,019	22,745
PS Business Parks Inc.	296,563	22,663
BOK Financial Corp.	340,204	22,562
Kennedy-Wilson Holdings Inc.	1,013,760	22,556
Mercury General Corp.	453,344	22,536
Government Properties Income Trust	902,274	22,422
Glimcher Realty Trust	2,391,785	22,387

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
^,*	St. Joe Co.	1,141,610	21,908
	National Penn Bancshares Inc.	1,922,376	21,781
	Horace Mann Educators Corp.	665,056	20,976
	Chesapeake Lodging Trust	818,031	20,688
	Northwest Bancshares Inc.	1,398,254	20,666
	First Midwest Bancorp Inc.	1,176,584	20,626
	BBCN Bancorp Inc.	1,242,180	20,608
*	Walter Investment Management Corp.	580,331	20,521
	Investors Bancorp Inc.	798,911	20,436
	Argo Group International Holdings Ltd.	439,257	20,421
	CYS Investments Inc.	2,752,135	20,393
	LTC Properties Inc.	573,349	20,291
	Pennsylvania REIT	1,068,758	20,285
	Artisan Partners Asset Management Inc. Class A	310,572	20,246
	Montpelier Re Holdings Ltd.	693,391	20,178
*	Encore Capital Group Inc.	398,425	20,025
	Interactive Brokers Group Inc.	811,172	19,744
	Sterling Financial Corp.	565,455	19,271
	Astoria Financial Corp.	1,386,159	19,171
	Capstead Mortgage Corp.	1,578,825	19,072
	Empire State Realty Trust Inc.	1,246,326	19,069
	First Citizens BancShares Inc. Class A	85,000	18,924
*	iStar Financial Inc.	1,267,498	18,087
	Pinnacle Financial Partners Inc.	550,680	17,914
	Parkway Properties Inc.	927,769	17,897
	American Assets Trust Inc.	567,117	17,825
	Franklin Street Properties Corp.	1,486,442	17,763
	Cash America International Inc.	463,528	17,753
	Hersha Hospitality Trust Class A	3,174,025	17,679
	NBT Bancorp Inc.	678,279	17,567
*	Altisource Asset Management Corp.	18,686	17,378
	Ramco-Gershenson Properties Trust	1,096,321	17,256
	Provident Financial Services Inc.	888,999	17,175
	Education Realty Trust Inc.	1,893,149	16,698
	BGC Partners Inc. Class A	2,754,620	16,693
	Retail Opportunity Investments Corp.	1,129,351	16,624
	Sabra Health Care REIT Inc.	624,764	16,331
	Employers Holdings Inc.	514,879	16,296
	ViewPoint Financial Group Inc.	592,932	16,276
	Park National Corp.	190,806	16,232
*	Greenlight Capital Re Ltd. Class A	479,796	16,174
^	Amtrust Financial Services Inc.	492,570	16,102
*	Enstar Group Ltd.	114,636	15,924
	Boston Private Financial Holdings Inc.	1,250,396	15,780
	First Financial Bancorp	903,340	15,745
	Chemical Financial Corp.	491,015	15,550
	Hudson Pacific Properties Inc.	701,522	15,342
*	TFS Financial Corp.	1,266,206	15,340
	American Capital Mortgage Investment Corp.	872,317	15,231
*	FelCor Lodging Trust Inc.	1,842,586	15,036
	NRG Yield Inc. Class A	371,299	14,856
*	HFF Inc. Class A	552,921	14,846
	STAG Industrial Inc.	728,053	14,845
	American Homes 4 Rent Class A	914,534	14,815
	Investors Real Estate Trust	1,722,567	14,780
	WesBanco Inc.	459,600	14,707
	Inland Real Estate Corp.	1,397,931	14,706
	Independent Bank Corp.	372,808	14,610
	Nelnet Inc. Class A	344,938	14,536
	National Bank Holdings Corp. Class A	663,232	14,193
	First Commonwealth Financial Corp.	1,570,532	13,852
	Banner Corp.	306,015	13,716
	Associated Estates Realty Corp.	853,432	13,698
	OFG Bancorp	752,974	13,057

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Infinity Property & Casualty Corp.	179,857	12,905
	Safety Insurance Group Inc.	228,508	12,865
*	World Acceptance Corp.	141,977	12,427
*	Credit Acceptance Corp.	94,614	12,299
	Select Income REIT	451,647	12,077
	Resource Capital Corp.	1,999,757	11,859
	S&T Bancorp Inc.	465,559	11,783
^	Cohen & Steers Inc.	291,674	11,684
*	Investment Technology Group Inc.	568,098	11,680
*	Green Dot Corp. Class A	461,447	11,605
*	Forestar Group Inc.	543,331	11,557
	City Holding Co.	246,284	11,410
*	KCG Holdings Inc. Class A	937,192	11,209
	Alexander's Inc.	33,740	11,134
	Brookline Bancorp Inc.	1,154,772	11,051
*	Navigators Group Inc.	174,884	11,046
^,*	Nationstar Mortgage Holdings Inc.	297,978	11,013
	First Potomac Realty Trust	917,848	10,675
	Berkshire Hills Bancorp Inc.	391,423	10,674
*	First BanCorp	1,704,576	10,551
	Ashford Hospitality Trust Inc.	1,260,721	10,439
	Central Pacific Financial Corp.	519,567	10,433
	Oritani Financial Corp.	638,979	10,256
	FXCM Inc. Class A	573,266	10,227
	Rouse Properties Inc.	449,477	9,974
*	Piper Jaffray Cos.	248,756	9,838
	Anworth Mortgage Asset Corp.	2,319,441	9,765
*	Tejon Ranch Co.	265,242	9,750
*	Capital Bank Financial Corp.	427,125	9,717
	Silver Bay Realty Trust Corp.	607,565	9,715
*	Ezcorp Inc. Class A	802,847	9,385
	Tompkins Financial Corp.	181,628	9,334
*	Trulia Inc.	261,575	9,226
	Maiden Holdings Ltd.	836,754	9,146
	State Bank Financial Corp.	501,574	9,124
*	Ambac Financial Group Inc.	370,374	9,096
	Saul Centers Inc.	185,549	8,856
*	PICO Holdings Inc.	374,571	8,656
	United Fire Group Inc.	292,703	8,389
	National Western Life Insurance Co. Class A	36,763	8,218
	Dime Community Bancshares Inc.	481,824	8,152
	Getty Realty Corp.	412,295	7,574
	Universal Health Realty Income Trust	188,113	7,536
	FBL Financial Group Inc. Class A	162,704	7,288
*	DFC Global Corp.	607,574	6,957
	AG Mortgage Investment Trust Inc.	443,866	6,942
*	MoneyGram International Inc.	333,895	6,938
	GAMCO Investors Inc.	75,854	6,597
*	NewStar Financial Inc.	360,432	6,405
*	Flagstar Bancorp Inc.	323,434	6,346
	Urstadt Biddle Properties Inc. Class A	326,790	6,029
	Aviv REIT Inc.	247,727	5,871
	OneBeacon Insurance Group Ltd. Class A	369,668	5,848
	Bancfirst Corp.	100,570	5,638
*	Beneficial Mutual Bancorp Inc.	512,657	5,598
*	PennyMac Financial Services Inc. Class A	310,302	5,446
	Meadowbrook Insurance Group Inc.	778,647	5,419
*	Blackhawk Network Holdings Inc.	198,171	5,006
	State Auto Financial Corp.	233,748	4,965
	GFI Group Inc.	1,212,884	4,742
	Ashford Hospitality Prime Inc.	251,475	4,577
	Northfield Bancorp Inc.	333,095	4,397
*	Springleaf Holdings Inc.	170,149	4,301
*	Walker & Dunlop Inc.	257,859	4,170

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* TESARO Inc.	134,457	3,797
* Kearny Financial Corp.	217,616	2,531
Tower Group International Ltd.	449,178	1,518
Urstadt Biddle Properties Inc.	60,433	958
* Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	201
		10,056,513
Health Care (9.7%)
* Jazz Pharmaceuticals plc	810,311	102,553
Cooper Cos. Inc.	807,267	99,972
* Alkermes plc	2,255,622	91,714
* Salix Pharmaceuticals Ltd.	985,072	88,597
* MEDNAX Inc.	1,658,579	88,535
* United Therapeutics Corp.	745,547	84,306
* Cubist Pharmaceuticals Inc.	1,221,104	84,097
* Covance Inc.	926,360	81,575
* Isis Pharmaceuticals Inc.	1,914,816	76,286
* Medivation Inc.	1,182,227	75,450
* Tenet Healthcare Corp.	1,636,913	68,947
* Seattle Genetics Inc.	1,717,048	68,493
* Align Technology Inc.	1,126,269	64,366
Teleflex Inc.	678,431	63,678
* Sirona Dental Systems Inc.	907,067	63,676
* Incyte Corp. Ltd.	1,195,712	60,539
* Community Health Systems Inc.	1,488,519	58,454
Techne Corp.	607,745	57,535
* Alnylam Pharmaceuticals Inc.	889,276	57,207
* Health Management Associates Inc. Class A	4,142,111	54,262
* ViroPharma Inc.	1,087,463	54,210
West Pharmaceutical Services Inc.	1,094,526	53,697
* Team Health Holdings Inc.	1,151,914	52,470
* Cepheid Inc.	1,118,552	52,259
^ Questcor Pharmaceuticals Inc.	952,048	51,839
* WellCare Health Plans Inc.	721,069	50,778
* Centene Corp.	858,146	50,588
* Mallinckrodt plc	951,420	49,721
STERIS Corp.	970,464	46,631
* Alere Inc.	1,282,848	46,439
* NPS Pharmaceuticals Inc.	1,515,850	46,021
HealthSouth Corp.	1,370,307	45,659
* Theravance Inc.	1,276,486	45,507
* Brookdale Senior Living Inc. Class A	1,640,182	44,580
* Charles River Laboratories International Inc.	793,733	42,100
* Puma Biotechnology Inc.	402,103	41,630
* Bio-Rad Laboratories Inc. Class A	330,786	40,888
* Medicines Co.	1,054,303	40,717
* PAREXEL International Corp.	885,284	39,997
* DexCom Inc.	1,124,563	39,821
Hill-Rom Holdings Inc.	962,190	39,777
* LifePoint Hospitals Inc.	736,846	38,935
Owens & Minor Inc.	1,041,361	38,072
* Health Net Inc.	1,246,267	36,977
* Haemonetics Corp.	849,579	35,793
* Celldex Therapeutics Inc.	1,453,923	35,199
* Thoratec Corp.	939,601	34,389
* Air Methods Corp.	579,328	33,792
* Insulet Corp.	899,536	33,373
* HMS Holdings Corp.	1,455,644	33,087
* Bruker Corp.	1,657,552	32,770
* Santarus Inc.	996,436	31,846
Healthcare Services Group Inc.	1,093,896	31,034
* Aegerion Pharmaceuticals Inc.	434,532	30,834
* Prestige Brands Holdings Inc.	852,925	30,535
* ACADIA Pharmaceuticals Inc.	1,198,992	29,963
* Akorn Inc.	1,192,267	29,366

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Pacira Pharmaceuticals Inc.	494,193	28,411
^,*	Opko Health Inc.	3,364,376	28,395
*	Cyberonics Inc.	423,108	27,718
*	Acadia Healthcare Co. Inc.	583,377	27,611
*	Impax Laboratories Inc.	1,090,175	27,407
*	Magellan Health Services Inc.	446,512	26,751
*	Neogen Corp.	571,014	26,095
^,*	Myriad Genetics Inc.	1,232,965	25,868
*	HeartWare International Inc.	261,611	24,581
*	Masimo Corp.	838,947	24,522
*	Wright Medical Group Inc.	776,753	23,854
*	NuVasive Inc.	735,595	23,782
*	Amsurg Corp. Class A	504,742	23,178
*	Clovis Oncology Inc.	363,562	21,912
*	Nektar Therapeutics	1,915,280	21,738
*	InterMune Inc.	1,460,406	21,512
*	Hanger Inc.	544,792	21,432
*	Halozyme Therapeutics Inc.	1,411,246	21,155
^,*	Arena Pharmaceuticals Inc.	3,605,856	21,094
*	Globus Medical Inc.	1,025,052	20,686
*	ImmunoGen Inc.	1,408,625	20,664
*	Acorda Therapeutics Inc.	680,521	19,871
^,*	Ariad Pharmaceuticals Inc.	2,908,994	19,839
*	Volcano Corp.	904,974	19,774
^	PDL BioPharma Inc.	2,308,920	19,487
	CONMED Corp.	455,595	19,363
*	Integra LifeSciences Holdings Corp.	390,897	18,650
	Cantel Medical Corp.	544,877	18,477
	Analogic Corp.	205,121	18,165
*	Synageva BioPharma Corp.	279,061	18,061
*	ArthroCare Corp.	444,809	17,899
*	Ironwood Pharmaceuticals Inc. Class A	1,527,750	17,737
*	Endologix Inc.	995,279	17,358
	Meridian Bioscience Inc.	650,163	17,249
*	Molina Healthcare Inc.	490,636	17,050
*	Auxilium Pharmaceuticals Inc.	817,647	16,958
^,*	MannKind Corp.	3,239,579	16,878
^,*	Exelixis Inc.	2,734,188	16,761
	Kindred Healthcare Inc.	848,923	16,758
*	IPC The Hospitalist Co. Inc.	279,152	16,579
*	ABIOMED Inc.	553,291	14,795
*	Quidel Corp.	476,085	14,706
	Select Medical Holdings Corp.	1,266,026	14,699
*	Emeritus Corp.	669,195	14,475
*	Abaxis Inc.	348,816	13,960
*	ICU Medical Inc.	218,865	13,944
*	Momenta Pharmaceuticals Inc.	776,052	13,721
*	Exact Sciences Corp.	1,170,612	13,684
	Ensign Group Inc.	308,337	13,650
^,*	Vivus Inc.	1,426,010	12,948
*	Luminex Corp.	620,330	12,034
^,*	Sarepta Therapeutics Inc.	589,003	11,998
	Invacare Corp.	483,426	11,220
*	HealthStream Inc.	336,616	11,031
*	Emergent Biosolutions Inc.	479,423	11,022
*	Accuray Inc.	1,233,217	10,741
*	Merit Medical Systems Inc.	668,414	10,521
^,*	Bio-Reference Labs Inc.	410,357	10,480
*	Infinity Pharmaceuticals Inc.	752,987	10,399
*	Portola Pharmaceuticals Inc.	402,139	10,355
^,*	Idenix Pharmaceuticals Inc.	1,655,115	9,898
*	NxStage Medical Inc.	952,851	9,528
*	Tornier NV	478,736	8,995
*	Cadence Pharmaceuticals Inc.	992,487	8,982

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Corvel Corp.	189,490	8,849
*	Sagent Pharmaceuticals Inc.	339,939	8,628
*	Healthways Inc.	548,539	8,420
^,*	Spectrum Pharmaceuticals Inc.	946,740	8,379
^,*	Merrimack Pharmaceuticals Inc.	1,517,204	8,102
*	BioScrip Inc.	1,065,228	7,883
*	Synergy Pharmaceuticals Inc.	1,336,550	7,525
	National Healthcare Corp.	138,760	7,481
*	Amedisys Inc.	507,897	7,430
^,*	Dendreon Corp.	2,465,543	7,372
*	Accretive Health Inc.	800,557	7,333
*	Orthofix International NV	304,374	6,946
*	Lexicon Pharmaceuticals Inc.	3,802,997	6,845
*	Genomic Health Inc.	227,448	6,657
*	Surgical Care Affiliates Inc.	188,690	6,574
*	Gentiva Health Services Inc.	507,289	6,295
*	LHC Group Inc.	202,414	4,866
*	Achillion Pharmaceuticals Inc.	1,429,443	4,746
	Universal American Corp.	632,410	4,617
^,*	Sequenom Inc.	1,901,271	4,449
*	Ophthotech Corp.	84,218	2,724
*	Rigel Pharmaceuticals Inc.	719,813	2,051
^,*	Epizyme Inc.	93,375	1,942
^,*	Agios Pharmaceuticals Inc.	76,841	1,840
*	Cubist Pharmaceutic-CVR	453,893	613
			4,289,169
Industrials (20.5%)
	Fortune Brands Home & Security Inc.	2,742,618	125,338
*	United Rentals Inc.	1,537,710	119,864
	Wabtec Corp.	1,508,813	112,060
	Packaging Corp. of America	1,617,364	102,347
	IDEX Corp.	1,337,941	98,807
	Lincoln Electric Holdings Inc.	1,345,957	96,021
	Total System Services Inc.	2,817,372	93,762
	Valspar Corp.	1,286,721	91,730
*	Colfax Corp.	1,428,353	90,972
	Waste Connections Inc.	1,935,748	84,457
*	Kirby Corp.	842,954	83,663
	Jack Henry & Associates Inc.	1,410,964	83,543
	Carlisle Cos. Inc.	1,049,010	83,291
*	CoStar Group Inc.	450,477	83,149
*	Genesee & Wyoming Inc. Class A	854,753	82,099
	Graco Inc.	1,009,473	78,860
	Global Payments Inc.	1,202,337	78,140
*	Flextronics International Ltd.	10,020,078	77,856
	Broadridge Financial Solutions Inc.	1,966,049	77,698
	Acuity Brands Inc.	709,895	77,606
	PerkinElmer Inc.	1,854,571	76,464
	Towers Watson & Co. Class A	584,914	74,641
	Aptargroup Inc.	1,085,748	73,625
*	Hexcel Corp.	1,641,676	73,367
	Terex Corp.	1,746,338	73,329
	Huntington Ingalls Industries Inc.	814,033	73,271
	Oshkosh Corp.	1,424,905	71,787
	Trinity Industries Inc.	1,288,167	70,231
	Sonoco Products Co.	1,680,843	70,125
	Bemis Co. Inc.	1,697,819	69,543
	AO Smith Corp.	1,286,693	69,404
*	Spirit Aerosystems Holdings Inc. Class A	1,991,239	67,861
	Kennametal Inc.	1,293,441	67,349
	Nordson Corp.	899,889	66,862
*	Allegion plc	1,504,010	66,462
*	Vantiv Inc. Class A	2,036,657	66,415
*	WESCO International Inc.	728,934	66,384

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	MSC Industrial Direct Co. Inc. Class A	812,629	65,717
	URS Corp.	1,234,879	65,436
	Triumph Group Inc.	858,436	65,301
	ITT Corp.	1,495,904	64,952
	Generac Holdings Inc.	1,130,871	64,053
	Ryder System Inc.	867,327	63,991
	Alliant Techsystems Inc.	525,115	63,896
*	WEX Inc.	640,947	63,473
	Valmont Industries Inc.	419,871	62,611
	Lennox International Inc.	735,030	62,522
	Babcock & Wilcox Co.	1,827,952	62,498
	FEI Co.	688,420	61,517
	RR Donnelley & Sons Co.	2,997,689	60,793
	Toro Co.	942,197	59,924
	Exelis Inc.	3,116,026	59,391
*	Old Dominion Freight Line Inc.	1,065,626	56,499
	EnerSys Inc.	781,657	54,786
	Eagle Materials Inc.	700,052	54,205
*	Teledyne Technologies Inc.	587,636	53,980
*	Foster Wheeler AG	1,622,870	53,587
	CLARCOR Inc.	825,628	53,129
	Lender Processing Services Inc.	1,409,305	52,680
*	Cognex Corp.	1,367,934	52,228
*	CoreLogic Inc.	1,468,398	52,172
	Regal-Beloit Corp.	706,115	52,055
	Crane Co.	767,398	51,608
*	NeuStar Inc. Class A	1,032,692	51,490
	Manitowoc Co. Inc.	2,204,924	51,419
*	DigitalGlobe Inc.	1,241,086	51,071
*	Clean Harbors Inc.	850,332	50,986
	Belden Inc.	716,751	50,495
	World Fuel Services Corp.	1,131,732	48,846
*	Genpact Ltd.	2,657,878	48,825
*	Owens-Illinois Inc.	1,361,213	48,704
*	Esterline Technologies Corp.	466,046	47,518
	MAXIMUS Inc.	1,074,233	47,256
*	Moog Inc. Class A	686,197	46,620
	Woodward Inc.	1,010,335	46,081
*	AECOM Technology Corp.	1,538,392	45,275
*	Zebra Technologies Corp.	828,876	44,826
	EMCOR Group Inc.	1,052,142	44,653
	Air Lease Corp. Class A	1,426,323	44,330
	Curtiss-Wright Corp.	702,891	43,741
	Deluxe Corp.	832,862	43,467
	Landstar System Inc.	754,114	43,324
*	USG Corp.	1,524,036	43,252
*	Louisiana-Pacific Corp.	2,328,088	43,093
^,*	IPG Photonics Corp.	553,889	42,987
	Corporate Executive Board Co.	554,361	42,924
	Actuant Corp. Class A	1,144,692	41,942
	Anixter International Inc.	456,098	40,976
	Watsco Inc.	421,528	40,492
	GATX Corp.	761,830	39,745
*	Armstrong World Industries Inc.	670,080	38,603
*	Graphic Packaging Holding Co.	4,017,562	38,569
*	Advisory Board Co.	594,441	37,848
*	Euronet Worldwide Inc.	787,419	37,678
	Harsco Corp.	1,330,484	37,293
	Con-way Inc.	938,160	37,254
	Silgan Holdings Inc.	731,896	35,146
*	MWI Veterinary Supply Inc.	201,757	34,418
	Littelfuse Inc.	369,314	34,320
*	MasTec Inc.	1,018,950	33,340
^,*	Navistar International Corp.	862,223	32,928

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Covanta Holding Corp.	1,829,620	32,476
*	Cardtronics Inc.	742,408	32,258
	TAL International Group Inc.	558,517	32,031
	Convergys Corp.	1,509,417	31,773
^,*	Outerwall Inc.	457,136	30,752
	Applied Industrial Technologies Inc.	625,991	30,730
*	WageWorks Inc.	513,742	30,537
*	Coherent Inc.	409,191	30,440
	United Stationers Inc.	658,053	30,198
*	Mobile Mini Inc.	724,511	29,835
	Franklin Electric Co. Inc.	667,898	29,815
*	Tetra Tech Inc.	1,057,859	29,599
*	Vishay Intertechnology Inc.	2,229,579	29,564
*	Berry Plastics Group Inc.	1,235,986	29,404
	Heartland Payment Systems Inc.	578,155	28,815
	Barnes Group Inc.	739,541	28,332
*	Trimas Corp.	704,505	28,103
	Watts Water Technologies Inc. Class A	451,380	27,927
*	VistaPrint NV	491,017	27,914
	Mueller Industries Inc.	442,952	27,910
*	On Assignment Inc.	798,971	27,900
*	FTI Consulting Inc.	663,705	27,305
	Brink's Co.	795,919	27,173
*	RBC Bearings Inc.	380,676	26,933
	Mine Safety Appliances Co.	521,332	26,697
	HEICO Corp.	455,418	26,391
	UTi Worldwide Inc.	1,468,658	25,790
	EVERTEC Inc.	1,036,874	25,569
	UniFirst Corp.	237,698	25,434
*	Itron Inc.	613,544	25,419
	Simpson Manufacturing Co. Inc.	678,390	24,917
	Raven Industries Inc.	600,077	24,687
	Mueller Water Products Inc. Class A	2,611,885	24,473
*	Texas Industries Inc.	353,980	24,347
^,*	Swift Transportation Co.	1,090,686	24,224
*	Huron Consulting Group Inc.	386,166	24,220
*	Plexus Corp.	557,195	24,121
*	Masonite International Corp.	401,917	24,115
*	Proto Labs Inc.	335,987	23,916
	Brady Corp. Class A	761,501	23,553
	CIRCOR International Inc.	290,092	23,434
	ABM Industries Inc.	818,232	23,393
^	Sturm Ruger & Co. Inc.	319,325	23,339
*	Orbital Sciences Corp.	997,311	23,237
*	Hub Group Inc. Class A	579,332	23,104
*	Sanmina Corp.	1,379,209	23,033
*	PHH Corp.	944,186	22,991
	General Cable Corp.	779,610	22,928
*	HD Supply Holdings Inc.	950,526	22,822
*	Universal Display Corp.	648,567	22,285
	Forward Air Corp.	504,822	22,167
*	Korn/Ferry International	815,301	21,296
*	GrafTech International Ltd.	1,895,260	21,284
*	Trex Co. Inc.	261,583	20,804
	Tennant Co.	304,601	20,655
*	Benchmark Electronics Inc.	890,488	20,552
	Aircastle Ltd.	1,065,426	20,414
*	Veeco Instruments Inc.	615,091	20,243
	Granite Construction Inc.	577,161	20,189
*	EnPro Industries Inc.	345,504	19,918
	AZZ Inc.	399,933	19,541
	HEICO Corp. Class A	463,450	19,521
	G&K Services Inc. Class A	310,504	19,323
*	Wesco Aircraft Holdings Inc.	854,030	18,720

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Primoris Services Corp.	595,391	18,535
	Matson Inc.	706,251	18,440
	Knight Transportation Inc.	990,259	18,161
	MTS Systems Corp.	253,234	18,043
*	Rogers Corp.	292,397	17,982
	Kaman Corp.	447,186	17,767
	Werner Enterprises Inc.	717,561	17,745
*	Greatbatch Inc.	398,296	17,621
*	DXP Enterprises Inc.	152,580	17,577
	Otter Tail Corp.	598,183	17,509
*	TrueBlue Inc.	677,447	17,465
*	Rexnord Corp.	644,694	17,413
	AAR Corp.	620,636	17,384
	Greif Inc. Class A	328,053	17,190
*	Atlas Air Worldwide Holdings Inc.	413,041	16,997
	Albany International Corp.	469,876	16,883
*	Meritor Inc.	1,607,121	16,762
^	Lindsay Corp.	201,908	16,708
*	OSI Systems Inc.	314,443	16,700
*	Tutor Perini Corp.	634,576	16,689
	Encore Wire Corp.	307,164	16,648
*	FARO Technologies Inc.	282,638	16,478
	Heartland Express Inc.	839,220	16,466
*	II-VI Inc.	928,138	16,335
	Cubic Corp.	309,198	16,282
	Universal Forest Products Inc.	311,730	16,254
	Apogee Enterprises Inc.	451,465	16,212
	McGrath RentCorp	402,321	16,012
*	LifeLock Inc.	969,068	15,902
	Exponent Inc.	205,239	15,894
*	Imperva Inc.	329,805	15,874
	Booz Allen Hamilton Holding Corp. Class A	821,304	15,728
*	Navigant Consulting Inc.	815,628	15,660
*	Boise Cascade Co.	519,323	15,310
*	ExamWorks Group Inc.	510,420	15,246
*	Measurement Specialties Inc.	248,625	15,089
	Sun Hydraulics Corp.	369,317	15,079
^	Textainer Group Holdings Ltd.	372,145	14,968
*	H&E Equipment Services Inc.	493,530	14,623
	AAON Inc.	454,621	14,525
	Altra Industrial Motion Corp.	422,464	14,457
*	ExlService Holdings Inc.	516,111	14,255
*	Sykes Enterprises Inc.	652,601	14,233
	ESCO Technologies Inc.	414,835	14,212
*	Wabash National Corp.	1,129,800	13,953
^,*	Smith & Wesson Holding Corp.	1,032,920	13,934
*	Aegion Corp. Class A	632,866	13,853
	Insperity Inc.	379,370	13,707
*	Greenbrier Cos. Inc.	416,820	13,688
*	Team Inc.	323,070	13,679
	Arkansas Best Corp.	403,375	13,586
*	Thermon Group Holdings Inc.	494,810	13,523
	Schnitzer Steel Industries Inc.	409,782	13,388
	John Bean Technologies Corp.	453,761	13,309
	Standex International Corp.	210,542	13,239
	Hyster-Yale Materials Handling Inc.	135,964	12,666
*	Rofin-Sinar Technologies Inc.	463,718	12,530
*	Roadrunner Transportation Systems Inc.	463,443	12,490
*	RPX Corp.	735,470	12,429
	Badger Meter Inc.	225,345	12,281
	Quanex Building Products Corp.	610,724	12,166
	ManTech International Corp. Class A	395,070	11,824
*	Monster Worldwide Inc.	1,641,396	11,703
	Astec Industries Inc.	300,777	11,619

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	AVX Corp.	832,958	11,603
	Quad/Graphics Inc.	417,883	11,379
^	Acacia Research Corp.	781,150	11,358
	Comfort Systems USA Inc.	584,789	11,339
	Kelly Services Inc. Class A	446,446	11,134
*	Newport Corp.	612,219	11,063
*	Checkpoint Systems Inc.	682,022	10,755
	Materion Corp.	339,395	10,470
*	Nortek Inc.	139,573	10,412
	Gorman-Rupp Co.	302,376	10,108
	Griffon Corp.	728,837	9,628
	Park Electrochemical Corp.	325,942	9,361
	American Science & Engineering Inc.	129,359	9,302
*	Consolidated Graphics Inc.	136,049	9,175
	Kforce Inc.	444,282	9,090
	Resources Connection Inc.	621,520	8,906
*	Taminco Corp.	437,210	8,836
*	Aerovironment Inc.	299,375	8,721
	Landauer Inc.	156,647	8,241
	Black Box Corp.	261,595	7,796
*	TTM Technologies Inc.	884,412	7,588
^	American Railcar Industries Inc.	158,294	7,242
*	TeleTech Holdings Inc.	290,780	6,961
*	Bazaarvoice Inc.	874,574	6,927
*	CAI International Inc.	292,664	6,898
*	Air Transport Services Group Inc.	851,302	6,887
*	Ply Gem Holdings Inc.	331,166	5,971
	Greif Inc. Class B	91,711	5,390
*	Mistras Group Inc.	256,375	5,353
*	Layne Christensen Co.	309,294	5,283
*	InnerWorkings Inc.	673,767	5,249
*	Higher One Holdings Inc.	502,188	4,901
*	Dice Holdings Inc.	647,853	4,697
	Electro Scientific Industries Inc.	419,144	4,384
^,*	Nuverra Environmental Solutions Inc.	256,174	4,301
*	M/A-COM Technology Solutions Holdings Inc.	191,572	3,255
*	Multi-Fineline Electronix Inc.	138,492	1,924
*	Aeroflex Holding Corp.	279,052	1,814
*	Viasystems Group Inc.	68,290	934
			9,079,428
Oil & Gas (5.2%)
*	Oil States International Inc.	909,532	92,518
*	Gulfport Energy Corp.	1,387,316	87,609
*	Superior Energy Services Inc.	2,630,336	69,993
*	WPX Energy Inc.	3,311,668	67,492
*	First Solar Inc.	1,230,667	67,244
*	Dril-Quip Inc.	603,915	66,388
*	Oasis Petroleum Inc.	1,411,958	66,320
	Patterson-UTI Energy Inc.	2,260,206	57,228
	Targa Resources Corp.	628,144	55,383
*	Newfield Exploration Co.	2,245,794	55,314
*	Atwood Oceanics Inc.	1,003,443	53,574
^,*	Ultra Petroleum Corp.	2,397,601	51,908
*	MRC Global Inc.	1,594,296	51,432
*	Kodiak Oil & Gas Corp.	4,388,684	49,197
*	Rosetta Resources Inc.	1,010,184	48,529
	Tidewater Inc.	817,660	48,463
*	Chart Industries Inc.	501,225	47,937
^,*	SandRidge Energy Inc.	7,680,869	46,623
	SemGroup Corp. Class A	700,164	45,672
	Bristow Group Inc.	603,787	45,320
*	Unit Corp.	809,716	41,798
*	Helix Energy Solutions Group Inc.	1,657,741	38,426
	CARBO Ceramics Inc.	323,945	37,749

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Western Refining Inc.	854,713	36,248
*	McDermott International Inc.	3,901,902	35,741
*	Exterran Holdings Inc.	977,681	33,437
	Energy XXI Bermuda Ltd.	1,188,319	32,156
*	PDC Energy Inc.	588,239	31,306
*	Laredo Petroleum Holdings Inc.	1,123,522	31,110
*	Carrizo Oil & Gas Inc.	674,374	30,192
*	SEACOR Holdings Inc.	318,925	29,086
*	Stone Energy Corp.	783,586	27,104
*	Hornbeck Offshore Services Inc.	535,587	26,367
*	Diamondback Energy Inc.	466,349	24,651
	Crosstex Energy Inc.	669,497	24,209
*	Forum Energy Technologies Inc.	840,211	23,744
	Delek US Holdings Inc.	645,086	22,197
*	Bonanza Creek Energy Inc.	498,515	21,670
^,*	SunPower Corp. Class A	700,729	20,889
*	Bill Barrett Corp.	767,704	20,559
^	PBF Energy Inc. Class A	652,958	20,542
*	Magnum Hunter Resources Corp.	2,680,180	19,592
	RPC Inc.	1,083,859	19,347
*	Geospace Technologies Corp.	202,927	19,244
	Gulfmark Offshore Inc.	403,314	19,008
*	GT Advanced Technologies Inc.	2,076,179	18,104
*	EPL Oil & Gas Inc.	612,523	17,457
*	Matador Resources Co.	919,937	17,148
*	Key Energy Services Inc.	2,135,140	16,868
*	Newpark Resources Inc.	1,369,336	16,829
*	C&J Energy Services Inc.	719,850	16,629
*	Hercules Offshore Inc.	2,502,523	16,341
^,*	Sanchez Energy Corp.	649,936	15,930
*	Rex Energy Corp.	796,064	15,690
*	Flotek Industries Inc.	766,599	15,386
*	Parker Drilling Co.	1,883,725	15,315
*	TETRA Technologies Inc.	1,235,830	15,275
*	Northern Oil and Gas Inc.	968,295	14,592
^,*	Halcon Resources Corp.	3,759,969	14,513
	Comstock Resources Inc.	707,713	12,944
	CVR Energy Inc.	286,525	12,444
*	Approach Resources Inc.	578,393	11,157
*	Tesco Corp.	547,143	10,823
*	Basic Energy Services Inc.	660,811	10,428
*	Resolute Energy Corp.	1,138,370	10,279
*	Penn Virginia Corp.	1,076,389	10,150
*	Goodrich Petroleum Corp.	575,244	9,791
*	Swift Energy Co.	679,590	9,174
	W&T Offshore Inc.	557,759	8,924
*	Contango Oil & Gas Co.	187,699	8,871
	Pattern Energy Group Inc.	292,582	8,868
*	Pioneer Energy Services Corp.	1,028,152	8,236
*	Clayton Williams Energy Inc.	100,119	8,205
*	Athlon Energy Inc.	270,609	8,186
^,*	Solazyme Inc.	729,910	7,949
^	EXCO Resources Inc.	1,482,900	7,874
*	Forest Oil Corp.	1,970,905	7,115
*	ION Geophysical Corp.	2,013,537	6,645
^,*	Quicksilver Resources Inc.	2,042,171	6,269
*	Willbros Group Inc.	655,433	6,174
	Alon USA Energy Inc.	338,396	5,597
^,*	Vantage Drilling Co.	2,993,342	5,508
*	PetroQuest Energy Inc.	794,852	3,434
^,*	Midstates Petroleum Co. Inc.	505,748	3,348
*	Jones Energy Inc.	185,194	2,682
^,*	BPZ Resources Inc.	822,309	1,497

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
^,*	EXCO Resources Inc. Rights Exp. 01/09/2014	1,975,051	316
			2,299,481
Technology (11.3%)
*	NCR Corp.	2,745,057	93,497
	IAC/InterActiveCorp	1,278,676	87,832
*	athenahealth Inc.	613,255	82,483
	Solera Holdings Inc.	1,135,146	80,323
	Pitney Bowes Inc.	3,332,787	77,654
*	Concur Technologies Inc.	739,406	76,292
^,*	3D Systems Corp.	805,176	74,825
*	PTC Inc.	1,970,896	69,750
*	Ultimate Software Group Inc.	437,531	67,038
*	Cadence Design Systems Inc.	4,744,813	66,522
^	Leidos Holdings Inc.	1,412,701	65,676
*	Brocade Communications Systems Inc.	7,342,070	65,124
*	Aspen Technology Inc.	1,533,680	64,108
*	ON Semiconductor Corp.	7,321,037	60,325
*	Ingram Micro Inc.	2,541,434	59,622
*	AOL Inc.	1,205,375	56,195
*	Teradyne Inc.	3,160,847	55,694
*	CommVault Systems Inc.	740,783	55,470
*	SunEdison Inc.	4,176,128	54,498
*	Atmel Corp.	6,671,778	52,240
*	Tyler Technologies Inc.	505,312	51,608
*	Guidewire Software Inc.	1,049,058	51,477
*	SS&C Technologies Holdings Inc.	1,152,309	51,001
*	Medidata Solutions Inc.	838,164	50,768
*	JDS Uniphase Corp.	3,783,926	49,115
*	VeriFone Systems Inc.	1,802,430	48,341
*	Palo Alto Networks Inc.	836,567	48,077
*	Riverbed Technology Inc.	2,537,593	45,880
	Mentor Graphics Corp.	1,890,479	45,504
*	ARRIS Group Inc.	1,824,658	44,458
	DST Systems Inc.	487,149	44,204
*	Fortinet Inc.	2,291,900	43,844
*	Allscripts Healthcare Solutions Inc.	2,795,103	43,212
*	ViaSat Inc.	676,514	42,384
*	Splunk Inc.	610,918	41,952
*	ACI Worldwide Inc.	635,882	41,332
*	Ciena Corp.	1,701,157	40,709
*	SolarWinds Inc.	1,054,349	39,886
^,*	Advanced Micro Devices Inc.	10,140,842	39,245
*	Microsemi Corp.	1,549,400	38,658
	Compuware Corp.	3,393,345	38,039
*	Finisar Corp.	1,585,240	37,919
*	Verint Systems Inc.	881,298	37,843
*	Manhattan Associates Inc.	317,146	37,258
*	Informatica Corp.	894,868	37,137
*	Qlik Technologies Inc.	1,389,902	37,013
	j2 Global Inc.	729,068	36,461
	Lexmark International Inc. Class A	1,024,122	36,377
	Fair Isaac Corp.	570,183	35,830
*	MICROS Systems Inc.	620,980	35,626
*	Dealertrack Technologies Inc.	724,076	34,814
*	EchoStar Corp. Class A	700,005	34,804
*	Cornerstone OnDemand Inc.	643,759	34,338
*	Sapient Corp.	1,965,774	34,126
	Plantronics Inc.	721,535	33,515
*	Rovi Corp.	1,684,580	33,169
	Diebold Inc.	997,871	32,940

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Polycom Inc.	2,810,593	31,563
*	Aruba Networks Inc.	1,710,370	30,616
*	International Rectifier Corp.	1,172,373	30,564
*	Tech Data Corp.	591,440	30,518
*	Electronics For Imaging Inc.	775,696	30,043
*	Demandware Inc.	456,602	29,277
*	SYNNEX Corp.	434,290	29,271
*	Semtech Corp.	1,132,512	28,630
*	NetSuite Inc.	277,593	28,598
	Blackbaud Inc.	754,749	28,416
	Cogent Communications Group Inc.	702,747	28,398
*	CACI International Inc. Class A	386,637	28,310
*	Synaptics Inc.	546,028	28,290
*	Cavium Inc.	814,190	28,098
*	Fairchild Semiconductor International Inc. Class A	2,093,992	27,955
*	Silicon Laboratories Inc.	640,244	27,729
*	Hittite Microwave Corp.	441,863	27,276
*	Entegris Inc.	2,285,232	26,509
	MKS Instruments Inc.	877,277	26,266
	Power Integrations Inc.	468,785	26,168
*	Infoblox Inc.	786,158	25,959
*	FleetMatics Group plc	577,484	24,976
	ADTRAN Inc.	903,371	24,400
*	Unisys Corp.	724,385	24,318
	Intersil Corp. Class A	2,105,664	24,152
*	Web.com Group Inc.	756,561	24,051
	NIC Inc.	964,606	23,990
	Advent Software Inc.	673,441	23,564
	Cypress Semiconductor Corp.	2,242,265	23,544
*	Ubiquiti Networks Inc.	506,157	23,263
*	Integrated Device Technology Inc.	2,247,815	22,905
*	RF Micro Devices Inc.	4,421,705	22,816
	Science Applications International Corp.	686,913	22,716
*	TriQuint Semiconductor Inc.	2,648,676	22,090
*	Syntel Inc.	241,108	21,929
*	Bottomline Technologies de Inc.	604,540	21,860
*	Cirrus Logic Inc.	1,047,713	21,405
*	iGATE Corp.	529,079	21,248
*	NETGEAR Inc.	639,383	21,061
*	Progress Software Corp.	813,491	21,012
^,*	InvenSense Inc.	1,009,687	20,981
	Monotype Imaging Holdings Inc.	643,458	20,501
	InterDigital Inc.	679,617	20,042
*	Responsys Inc.	720,433	19,747
*	ScanSource Inc.	463,931	19,685
*	Monolithic Power Systems Inc.	567,125	19,657
*	Tableau Software Inc. Class A	282,872	19,498
*	RealPage Inc.	832,561	19,465
*	MedAssets Inc.	969,163	19,218
*	MicroStrategy Inc. Class A	149,781	18,609
*	Infinera Corp.	1,872,826	18,316
*	PMC - Sierra Inc.	2,848,483	18,316
*	Interactive Intelligence Group Inc.	266,810	17,972
*	Blucora Inc.	611,669	17,836
*	EPAM Systems Inc.	498,611	17,421
*	Netscout Systems Inc.	582,188	17,227
*	Loral Space & Communications Inc.	211,895	17,159
*	Freescale Semiconductor Ltd.	1,063,385	17,067
*	QLogic Corp.	1,430,153	16,919
*	Shutterstock Inc.	202,180	16,908
*	Cabot Microelectronics Corp.	369,420	16,882
*	Rambus Inc.	1,765,957	16,724
*	Kulicke & Soffa Industries Inc.	1,252,625	16,660
	CDW Corp.	708,826	16,558

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Applied Micro Circuits Corp.	1,218,067	16,298
	Tessera Technologies Inc.	806,360	15,893
*	OmniVision Technologies Inc.	922,728	15,871
*	Insight Enterprises Inc.	698,175	15,856
	Quality Systems Inc.	743,513	15,658
	CSG Systems International Inc.	530,218	15,588
*	Synchronoss Technologies Inc.	501,551	15,583
*	ATMI Inc.	499,104	15,078
*	Dycom Industries Inc.	528,805	14,695
*	Advanced Energy Industries Inc.	626,405	14,320
*	Comverse Inc.	366,881	14,235
*	Ixia	1,067,216	14,205
*	Sonus Networks Inc.	4,509,083	14,204
	Pegasystems Inc.	281,774	13,858
*	Diodes Inc.	577,288	13,601
*	Amkor Technology Inc.	2,154,914	13,210
^,*	Fusion-io Inc.	1,478,719	13,175
^,*	VirnetX Holding Corp.	675,617	13,114
*	LogMeIn Inc.	379,375	12,728
*	Ultratech Inc.	435,648	12,634
	West Corp.	482,540	12,406
*	Harmonic Inc.	1,661,117	12,259
*	CommScope Holding Co. Inc.	642,474	12,156
*	Spansion Inc. Class A	873,004	12,126
*	BroadSoft Inc.	441,740	12,077
*	Ruckus Wireless Inc.	845,594	12,007
*	LivePerson Inc.	802,805	11,898
*	Ellie Mae Inc.	430,491	11,567
*	ICG Group Inc.	591,784	11,025
	Brooks Automation Inc.	1,041,585	10,926
	Computer Programs & Systems Inc.	174,725	10,800
*	Lattice Semiconductor Corp.	1,914,395	10,548
*	Tangoe Inc.	566,553	10,204
*	FireEye Inc.	229,468	10,007
*	Digital River Inc.	522,883	9,673
*	IntraLinks Holdings Inc.	782,759	9,479
*	ChannelAdvisor Corp.	224,396	9,360
*	Marketo Inc.	250,206	9,275
*	Super Micro Computer Inc.	528,111	9,062
*	Emulex Corp.	1,258,164	9,008
*	Textura Corp.	284,210	8,509
*	Cvent Inc.	231,574	8,427
	Comtech Telecommunications Corp.	257,574	8,119
^	Ebix Inc.	536,240	7,893
*	Silicon Image Inc.	1,273,517	7,832
*	Silicon Graphics International Corp.	564,067	7,564
	Forrester Research Inc.	195,047	7,462
	Epiq Systems Inc.	457,719	7,420
	Micrel Inc.	750,848	7,411
^,*	Veeva Systems Inc. Class A	215,029	6,902
^,*	Millennial Media Inc.	932,111	6,776
*	Entropic Communications Inc.	1,427,520	6,724
*	Jive Software Inc.	569,377	6,405
*	Calix Inc.	614,951	5,928
*	Benefitfocus Inc.	100,758	5,818
*	Gigamon Inc.	204,258	5,736
*	Mercury Systems Inc.	519,517	5,689
*	Ceva Inc.	361,204	5,498
*	Vocera Communications Inc.	347,666	5,427
*	FormFactor Inc.	896,547	5,397
*	Pendrell Corp.	2,442,712	4,910
*	Inphi Corp.	371,443	4,792
^,*	Rocket Fuel Inc.	77,663	4,775
*	Endurance International Group Holdings Inc.	312,394	4,430

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Quantum Corp.	3,465,049	4,158
^,*	Gogo Inc.	138,154	3,428
^,*	RingCentral Inc. Class A	141,471	2,599
*	Systemax Inc.	211,088	2,375
*	Nimble Storage Inc.	19,989	905
*	Piksel Inc.	241	—
			5,022,130
Telecommunications (0.7%)
*	Level 3 Communications Inc.	2,766,072	91,751
*	tw telecom inc Class A	2,376,848	72,423
	Telephone & Data Systems Inc.	1,504,032	38,774
*	Leap Wireless International Inc.	915,897	15,937
	Consolidated Communications Holdings Inc.	628,425	12,336
*	Cincinnati Bell Inc.	3,428,078	12,204
*	Vonage Holdings Corp.	2,714,245	9,038
	Atlantic Tele-Network Inc.	155,644	8,805
	United States Cellular Corp.	210,353	8,797
	EarthLink Inc.	1,677,587	8,505
*	Intelsat SA	347,296	7,828
^,*	NII Holdings Inc.	2,696,365	7,415
*	Iridium Communications Inc.	946,048	5,922
			299,735
Utilities (3.2%)
	AGL Resources Inc.	1,959,056	92,526
	ITC Holdings Corp.	865,265	82,910
	UGI Corp.	1,881,544	78,009
	Aqua America Inc.	2,915,227	68,770
	Atmos Energy Corp.	1,498,779	68,074
	Westar Energy Inc. Class A	2,096,663	67,450
	Questar Corp.	2,887,519	66,384
	Great Plains Energy Inc.	2,536,916	61,495
	Vectren Corp.	1,357,853	48,204
	Cleco Corp.	996,671	46,465
	IDACORP Inc.	828,404	42,944
	Hawaiian Electric Industries Inc.	1,642,047	42,792
	Southwest Gas Corp.	764,025	42,717
	Piedmont Natural Gas Co. Inc.	1,252,208	41,523
	UNS Energy Corp.	650,813	38,951
	Portland General Electric Co.	1,287,575	38,885
	Black Hills Corp.	733,621	38,522
	UIL Holdings Corp.	930,837	36,070
	WGL Holdings Inc.	854,070	34,214
	ALLETE Inc.	671,720	33,505
	New Jersey Resources Corp.	693,013	32,045
	PNM Resources Inc.	1,314,174	31,698
*	Dynegy Inc. Class A	1,402,816	30,189
	South Jersey Industries Inc.	530,981	29,714
	Avista Corp.	989,820	27,903
	NorthWestern Corp.	634,378	27,481
	Laclede Group Inc.	512,360	23,333
	El Paso Electric Co.	663,999	23,313
	MGE Energy Inc.	381,099	22,066
	Northwest Natural Gas Co.	445,336	19,069
	American States Water Co.	638,803	18,353
	California Water Service Group	747,847	17,253
	Empire District Electric Co.	708,598	16,078
	Ormat Technologies Inc.	299,348	8,145
	Atlantic Power Corp.	1,976,292	6,877

			1,403,927
Total Common Stocks (Cost $31,187,639)			43,812,953

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
2,3	Vanguard Market Liquidity Fund	0.125%		1,060,404,291	1,060,404

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.095%	4/9/14	700	700
5,6	Federal Home Loan Bank Discount Notes	0.120%-0.130%	5/23/14	1,200	1,199
5,6	Federal Home Loan Bank Discount Notes	0.120%	5/28/14	3,200	3,198
5,6	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	2,400	2,399
4,5	Freddie Mac Discount Notes	0.090%	2/24/14	4,700	4,699
4,5	Freddie Mac Discount Notes	0.085%	3/3/14	7,500	7,497

					19,692

Total Temporary Cash Investments (Cost $1,080,099)					1,080,096
Total Investments (101.5%) (Cost $32,267,738)					44,893,049
Other Assets and Liabilities—Net (-1.5%)[3]					(649,952)
Net Assets (100%)					44,243,097

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $458,686,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $482,350,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $18,892,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Basic Materials (2.5%)
	NewMarket Corp.	133,825	44,718
	Carpenter Technology Corp.	634,844	39,487
	Royal Gold Inc.	772,361	35,583
*	KapStone Paper and Packaging Corp.	512,007	28,601
	Balchem Corp.	380,357	22,327
*,^	Polypore International Inc.	566,623	22,042
	US Silica Holdings Inc.	637,640	21,750
*	Stillwater Mining Co.	1,506,519	18,590
	Globe Specialty Metals Inc.	808,938	14,569
*	Calgon Carbon Corp.	690,096	14,195
*	Coeur Mining Inc.	1,270,575	13,786
*	RTI International Metals Inc.	386,290	13,215
*,^	Molycorp Inc.	1,974,383	11,096
*	Horsehead Holding Corp.	637,581	10,335
	Deltic Timber Corp.	143,989	9,783
	Haynes International Inc.	156,084	8,622
	American Vanguard Corp.	306,447	7,444
*	Ferro Corp.	545,632	7,000
*,^	AK Steel Holding Corp.	814,687	6,680
	Hecla Mining Co.	2,168,675	6,679
^	Walter Energy Inc.	393,536	6,544
*	Rentech Inc.	2,710,841	4,744
*,^	Allied Nevada Gold Corp.	1,176,905	4,178
	Gold Resource Corp.	574,994	2,605
	FutureFuel Corp.	136,021	2,149
*,^	Paramount Gold and Silver Corp.	377,609	352
			377,074
Consumer Goods (8.6%)
*	Toll Brothers Inc.	1,989,839	73,624
	Harman International Industries Inc.	852,857	69,806
*	Middleby Corp.	241,399	57,929
	Gentex Corp.	1,736,124	57,275
	Brunswick Corp.	1,147,294	52,844
*	Hain Celestial Group Inc.	572,746	51,994
	Flowers Foods Inc.	2,367,499	50,830
*	WhiteWave Foods Co. Class A	2,187,800	50,188
*	Fifth & Pacific Cos. Inc.	1,548,478	49,660
	Carter's Inc.	653,483	46,914
	Nu Skin Enterprises Inc. Class A	337,736	46,682
*	Darling International Inc.	1,995,945	41,675
*	Tempur Sealy International Inc.	763,070	41,175
	Wolverine World Wide Inc.	1,205,429	40,936
*	Deckers Outdoor Corp.	413,964	34,963
	Pool Corp.	550,518	32,007
*	Zynga Inc. Class A	7,905,878	30,042
*	Steven Madden Ltd.	769,517	28,157
*	Boston Beer Co. Inc. Class A	111,286	26,908
	Ryland Group Inc.	582,964	25,307
	B&G Foods Inc.	674,279	22,865
	Lancaster Colony Corp.	258,165	22,757
*	Dorman Products Inc.	391,474	21,950
*	Meritage Homes Corp.	411,836	19,764
*	TiVo Inc.	1,462,563	19,189
	Snyders-Lance Inc.	661,733	19,005
	Interface Inc. Class A	795,347	17,466
*	Standard Pacific Corp.	1,924,967	17,421
	J&J Snack Foods Corp.	188,773	16,723
*	MDC Holdings Inc.	493,945	15,925
*	G-III Apparel Group Ltd.	205,906	15,194
	Drew Industries Inc.	279,049	14,287
	Oxford Industries Inc.	176,038	14,201

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Select Comfort Corp.	663,187	13,987
	WD-40 Co.	183,279	13,687
	Vector Group Ltd.	835,929	13,684
*	Tumi Holdings Inc.	600,376	13,539
*	iRobot Corp.	328,256	11,413
*	Boulder Brands Inc.	719,483	11,411
	Ethan Allen Interiors Inc.	328,990	10,008
*	Taylor Morrison Home Corp. Class A	415,638	9,331
*	Annie's Inc.	213,901	9,206
*	Blount International Inc.	624,402	9,035
*	Crocs Inc.	531,358	8,459
*	USANA Health Sciences Inc.	87,881	6,642
*,^	Vera Bradley Inc.	255,415	6,140
*	LeapFrog Enterprises Inc.	730,592	5,801
*	DTS Inc.	214,935	5,154
*	RealD Inc.	532,731	4,550
*	Diamond Foods Inc.	134,207	3,468
*	National Beverage Corp.	145,661	2,937
*	Fuel Systems Solutions Inc.	164,221	2,278
			1,306,393
Consumer Services (14.5%)
	Dick's Sporting Goods Inc.	1,273,557	73,994
	GNC Holdings Inc. Class A	1,199,282	70,098
	Dunkin' Brands Group Inc.	1,346,812	64,916
*	Sally Beauty Holdings Inc.	2,069,130	62,550
*	Panera Bread Co. Class A	337,927	59,708
*	Lamar Advertising Co. Class A	1,010,545	52,801
*	Copart Inc.	1,425,388	52,240
*	Pandora Media Inc.	1,960,408	52,147
*	AMC Networks Inc. Class A	728,646	49,628
	Domino's Pizza Inc.	702,970	48,962
*	Yelp Inc. Class A	686,963	47,366
	Sotheby's	866,803	46,114
*	United Natural Foods Inc.	594,537	44,822
	DSW Inc. Class A	1,046,998	44,738
*	Madison Square Garden Co. Class A	758,321	43,664
*	Spirit Airlines Inc.	916,521	41,619
*	Cabela's Inc.	578,929	38,591
*	Bally Technologies Inc.	491,678	38,572
	Chico's FAS Inc.	1,903,081	35,854
*	Buffalo Wild Wings Inc.	236,980	34,883
*	Live Nation Entertainment Inc.	1,759,851	34,775
*	Ascena Retail Group Inc.	1,624,208	34,368
	Vail Resorts Inc.	455,387	34,259
*	Lumber Liquidators Holdings Inc.	330,789	34,035
*	HomeAway Inc.	806,530	32,971
*	Groupon Inc.	2,519,506	29,655
*	DreamWorks Animation SKG Inc. Class A	814,497	28,915
	Six Flags Entertainment Corp.	780,137	28,725
	Cheesecake Factory Inc.	593,878	28,666
	Lions Gate Entertainment Corp.	869,978	27,543
	Pier 1 Imports Inc.	1,178,076	27,190
	PriceSmart Inc.	228,839	26,440
	Rollins Inc.	828,139	25,084
*	Conn's Inc.	317,901	25,047
	HSN Inc.	400,344	24,941
*	Restoration Hardware Holdings Inc.	368,234	24,782
*	Grand Canyon Education Inc.	567,517	24,744
*	Five Below Inc.	545,437	23,563
*	SolarCity Corp.	412,231	23,423
*	Shutterfly Inc.	455,904	23,219
*	Life Time Fitness Inc.	484,349	22,764
	Texas Roadhouse Inc. Class A	800,918	22,266
*,^	Hibbett Sports Inc.	327,875	22,036

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Monro Muffler Brake Inc.	376,382	21,213
*	OpenTable Inc.	264,276	20,976
*	Genesco Inc.	286,088	20,902
	Morningstar Inc.	260,877	20,372
*	ANN Inc.	550,730	20,135
*	Fresh Market Inc.	488,723	19,793
	Allegiant Travel Co. Class A	187,531	19,773
*	Jos A Bank Clothiers Inc.	353,429	19,343
*	Vitamin Shoppe Inc.	364,758	18,971
*	Marriott Vacations Worldwide Corp.	357,854	18,880
	Papa John's International Inc.	408,218	18,533
	Finish Line Inc. Class A	620,331	17,475
*	Orient-Express Hotels Ltd. Class A	1,110,113	16,774
*	WebMD Health Corp.	408,823	16,149
*	Krispy Kreme Doughnuts Inc.	831,150	16,033
	Churchill Downs Inc.	170,402	15,277
*	Bloomin' Brands Inc.	629,134	15,105
	Interval Leisure Group Inc.	471,132	14,558
*	Ascent Capital Group Inc. Class A	163,615	13,999
*	comScore Inc.	428,775	12,267
*	AFC Enterprises Inc.	301,016	11,589
*	Constant Contact Inc.	367,952	11,432
*,^	Clean Energy Fuels Corp.	846,894	10,908
*	Boyd Gaming Corp.	950,387	10,701
*	Bright Horizons Family Solutions Inc.	288,121	10,586
	Nexstar Broadcasting Group Inc. Class A	182,287	10,159
*	Scientific Games Corp. Class A	592,484	10,031
*	BJ's Restaurants Inc.	303,538	9,428
*	Francesca's Holdings Corp.	508,325	9,358
*	Bankrate Inc.	513,415	9,211
*	American Public Education Inc.	210,516	9,151
*	K12 Inc.	416,564	9,060
*	Mattress Firm Holding Corp.	193,023	8,308
*	Angie's List Inc.	514,453	7,794
*	Blue Nile Inc.	161,175	7,590
*	Zumiez Inc.	287,535	7,476
*,^	Liquidity Services Inc.	323,283	7,326
*,^	Noodles & Co. Class A	190,425	6,840
*	Container Store Group Inc.	145,117	6,764
*	RetailMeNot Inc.	233,711	6,729
*	Tile Shop Holdings Inc.	321,946	5,818
*	Cumulus Media Inc. Class A	682,676	5,277
*	Burlington Stores Inc.	134,195	4,294
*	Fairway Group Holdings Corp.	212,418	3,849
*	SFX Entertainment Inc.	278,105	3,337
*	Diamond Resorts International Inc.	142,317	2,627
*,^	Media General Inc.	105,751	2,390
*	Potbelly Corp.	91,789	2,229
	ClubCorp Holdings Inc.	120,647	2,140
*	Travelzoo Inc.	96,614	2,060
*	Demand Media Inc.	282,757	1,632
*	ReachLocal Inc.	122,248	1,554
*	Vitacost.com Inc.	105,582	611
			2,207,465
Financials (16.3%)
	Waddell & Reed Financial Inc. Class A	1,024,491	66,715
	Duke Realty Corp.	4,113,199	61,862
*	SVB Financial Group	576,599	60,462
*	Signature Bank	553,384	59,444
	Extra Space Storage Inc.	1,388,413	58,494
	CBOE Holdings Inc.	1,100,047	57,158
	DDR Corp.	3,628,778	55,774
	Regency Centers Corp.	1,164,738	53,927
	BRE Properties Inc.	973,787	53,276

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Kilroy Realty Corp.	1,035,918	51,982
* Howard Hughes Corp.	424,383	50,968
Taubman Centers Inc.	761,700	48,688
WP Carey Inc.	731,912	44,903
Financial Engines Inc.	635,930	44,184
BioMed Realty Trust Inc.	2,423,464	43,913
American Campus Communities Inc.	1,321,861	42,577
LaSalle Hotel Properties	1,298,814	40,081
Weingarten Realty Investors	1,461,387	40,071
Douglas Emmett Inc.	1,709,020	39,803
Home Properties Inc.	717,716	38,484
Tanger Factory Outlet Centers	1,191,874	38,164
* Stifel Financial Corp.	761,923	36,511
Equity Lifestyle Properties Inc.	998,663	36,182
RLJ Lodging Trust	1,470,320	35,758
* E*TRADE Financial Corp.	1,811,566	35,579
* Portfolio Recovery Associates Inc.	627,645	33,165
* Altisource Portfolio Solutions SA	201,883	32,025
Post Properties Inc.	683,740	30,926
Sunstone Hotel Investors Inc.	2,306,932	30,913
* Texas Capital Bancshares Inc.	491,151	30,550
MarketAxess Holdings Inc.	450,924	30,153
American Realty Capital Properties Inc.	2,339,507	30,086
* Zillow Inc. Class A	330,953	27,049
Sovran Self Storage Inc.	403,881	26,321
Home BancShares Inc.	697,493	26,051
Healthcare Realty Trust Inc.	1,209,469	25,774
CubeSmart	1,579,640	25,179
Pebblebrook Hotel Trust	804,240	24,738
Medical Properties Trust Inc.	1,936,424	23,663
^ Lexington Realty Trust	2,304,636	23,530
* WisdomTree Investments Inc.	1,305,908	23,128
* Virtus Investment Partners Inc.	114,815	22,969
Chambers Street Properties	2,983,041	22,820
Alexander & Baldwin Inc.	543,864	22,695
Ryman Hospitality Properties Inc.	541,559	22,626
* Western Alliance Bancorp	935,362	22,318
Healthcare Trust of America Inc. Class A	2,266,232	22,300
* Strategic Hotels & Resorts Inc.	2,335,106	22,067
Spirit Realty Capital Inc.	2,219,275	21,815
* First Cash Financial Services Inc.	346,485	21,427
DuPont Fabros Technology Inc.	817,102	20,191
Chimera Investment Corp.	6,485,138	20,104
Evercore Partners Inc. Class A	331,502	19,817
Washington REIT	839,809	19,618
Colony Financial Inc.	965,634	19,593
Greenhill & Co. Inc.	333,065	19,298
* Hilltop Holdings Inc.	821,863	19,010
Equity One Inc.	829,155	18,606
Sun Communities Inc.	433,538	18,486
PS Business Parks Inc.	227,274	17,368
Kennedy-Wilson Holdings Inc.	776,339	17,274
Glimcher Realty Trust	1,831,895	17,147
Chesapeake Lodging Trust	626,585	15,846
* Walter Investment Management Corp.	444,249	15,709
Investors Bancorp Inc.	612,162	15,659
Artisan Partners Asset Management Inc. Class A	237,744	15,499
* Encore Capital Group Inc.	305,229	15,341
DCT Industrial Trust Inc.	1,997,716	14,244
Hersha Hospitality Trust Class A	2,433,417	13,554
Ramco-Gershenson Properties Trust	840,266	13,226
Education Realty Trust Inc.	1,451,467	12,802
Retail Opportunity Investments Corp.	865,477	12,740
Sabra Health Care REIT Inc.	479,048	12,522

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	ViewPoint Financial Group Inc.	454,667	12,481
*	TFS Financial Corp.	971,151	11,765
	Hudson Pacific Properties Inc.	537,238	11,749
*	FelCor Lodging Trust Inc.	1,411,464	11,518
	STAG Industrial Inc.	558,543	11,389
	NRG Yield Inc. Class A	284,428	11,380
*	HFF Inc. Class A	423,540	11,372
	Investors Real Estate Trust	1,321,090	11,335
	National Bank Holdings Corp. Class A	508,112	10,874
*	Credit Acceptance Corp.	72,582	9,435
	Selective Insurance Group Inc.	335,182	9,070
^	Cohen & Steers Inc.	223,917	8,970
	Alexander's Inc.	25,844	8,529
*,^	Nationstar Mortgage Holdings Inc.	228,611	8,449
*	St. Joe Co.	436,715	8,381
*	Tejon Ranch Co.	204,038	7,500
*	Capital Bank Financial Corp.	328,524	7,474
	Silver Bay Realty Trust Corp.	463,793	7,416
*,^	Trulia Inc.	199,518	7,037
*	Altisource Asset Management Corp.	7,146	6,646
*	PICO Holdings Inc.	286,127	6,612
	Employers Holdings Inc.	196,258	6,212
	Universal Health Realty Income Trust	143,750	5,759
*	MoneyGram International Inc.	255,134	5,302
	GAMCO Investors Inc.	58,049	5,049
*	NewStar Financial Inc.	275,502	4,896
	Aviv REIT Inc.	189,089	4,481
*	Forestar Group Inc.	207,622	4,416
*	PennyMac Financial Services Inc. Class A	237,836	4,174
*	Blackhawk Network Holdings Inc.	151,791	3,834
	Northfield Bancorp Inc.	255,033	3,366
*	Springleaf Holdings Inc.	130,056	3,288
	Urstadt Biddle Properties Inc. Class A	147,975	2,730
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	153
			2,475,944
Health Care (14.6%)
*	Jazz Pharmaceuticals plc	620,116	78,482
	Cooper Cos. Inc.	618,000	76,533
*	Alkermes plc	1,726,513	70,200
*	Salix Pharmaceuticals Ltd.	754,420	67,853
*	MEDNAX Inc.	1,269,970	67,791
*	United Therapeutics Corp.	570,310	64,491
*	Cubist Pharmaceuticals Inc.	935,112	64,401
*	Isis Pharmaceuticals Inc.	1,465,547	58,387
*	Medivation Inc.	905,046	57,760
*	Seattle Genetics Inc.	1,313,321	52,388
*	Align Technology Inc.	861,278	49,222
*	Sirona Dental Systems Inc.	693,919	48,713
*	Incyte Corp. Ltd.	914,631	46,308
	Techne Corp.	465,146	44,035
*	ViroPharma Inc.	832,186	41,484
	West Pharmaceutical Services Inc.	836,967	41,062
*	Cepheid Inc.	855,775	39,982
	Questcor Pharmaceuticals Inc.	728,304	39,656
*	Centene Corp.	656,367	38,693
*	NPS Pharmaceuticals Inc.	1,159,243	35,195
*	Theravance Inc.	976,284	34,805
*	Brookdale Senior Living Inc. Class A	1,254,326	34,093
*	Medicines Co.	806,397	31,143
*	PAREXEL International Corp.	677,186	30,595
*	DexCom Inc.	860,343	30,465
*	Haemonetics Corp.	650,099	27,389
*	Thoratec Corp.	718,746	26,306
*	Air Methods Corp.	443,314	25,859

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Insulet Corp.	688,054	25,527
*	HMS Holdings Corp.	1,113,602	25,312
*	Bruker Corp.	1,268,196	25,072
*	Santarus Inc.	762,289	24,363
	Healthcare Services Group Inc.	836,582	23,734
*	ACADIA Pharmaceuticals Inc.	917,114	22,919
*	Akorn Inc.	911,677	22,455
*	Pacira Pharmaceuticals Inc.	378,139	21,739
*,^	Opko Health Inc.	2,573,437	21,720
*	Cyberonics Inc.	323,387	21,185
*	Acadia Healthcare Co. Inc.	446,406	21,128
*	Impax Laboratories Inc.	834,001	20,967
*	Neogen Corp.	437,096	19,975
*,^	Myriad Genetics Inc.	943,315	19,791
*	HeartWare International Inc.	200,305	18,821
*	Masimo Corp.	642,480	18,780
*	NuVasive Inc.	563,487	18,218
*	Nektar Therapeutics	1,466,463	16,644
*	Halozyme Therapeutics Inc.	1,080,200	16,192
*,^	Arena Pharmaceuticals Inc.	2,760,566	16,149
*	Puma Biotechnology Inc.	153,634	15,906
*	Globus Medical Inc.	785,420	15,850
*	ImmunoGen Inc.	1,078,621	15,823
*	Acorda Therapeutics Inc.	521,572	15,230
*,^	Ariad Pharmaceuticals Inc.	2,225,113	15,175
*	Volcano Corp.	693,474	15,152
	Cantel Medical Corp.	417,600	14,161
	Analogic Corp.	156,942	13,899
*	ArthroCare Corp.	340,826	13,715
*	Ironwood Pharmaceuticals Inc. Class A	1,170,318	13,587
*	Endologix Inc.	762,978	13,306
	Meridian Bioscience Inc.	498,622	13,228
*	Auxilium Pharmaceuticals Inc.	626,839	13,001
*,^	MannKind Corp.	2,484,003	12,942
*,^	Exelixis Inc.	2,095,978	12,848
*	IPC The Hospitalist Co. Inc.	214,028	12,711
*	Aegerion Pharmaceuticals Inc.	165,832	11,767
*	ABIOMED Inc.	422,345	11,294
*	Quidel Corp.	364,823	11,269
*	Emeritus Corp.	512,794	11,092
*	Abaxis Inc.	267,417	10,702
*	ICU Medical Inc.	167,586	10,677
*	Momenta Pharmaceuticals Inc.	594,887	10,518
	Ensign Group Inc.	236,495	10,470
*	Exact Sciences Corp.	893,001	10,439
*,^	Vivus Inc.	1,092,955	9,924
*	Luminex Corp.	476,645	9,247
*,^	Sarepta Therapeutics Inc.	451,623	9,200
*	HealthStream Inc.	258,735	8,479
*	Emergent Biosolutions Inc.	368,175	8,464
*,^	Accuray Inc.	942,137	8,206
*	Merit Medical Systems Inc.	514,122	8,092
*,^	Bio-Reference Labs Inc.	315,244	8,051
*,^	Idenix Pharmaceuticals Inc.	1,264,328	7,561
*	NxStage Medical Inc.	728,189	7,282
*	Tornier NV	365,947	6,876
*	Cadence Pharmaceuticals Inc.	758,095	6,861
*	Corvel Corp.	145,856	6,811
*	Sagent Pharmaceuticals Inc.	259,868	6,595
*	Spectrum Pharmaceuticals Inc.	723,217	6,400
*,^	Merrimack Pharmaceuticals Inc.	1,158,856	6,188
*,^	Dendreon Corp.	1,882,196	5,628
*	Accretive Health Inc.	611,793	5,604
*	Genomic Health Inc.	174,015	5,093

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*,^	Sequenom Inc.	1,455,808	3,407
*	Healthways Inc.	209,418	3,215
*	BioScrip Inc.	406,256	3,006
*	Surgical Care Affiliates Inc.	72,167	2,514
*,^	Epizyme Inc.	71,595	1,489
*	Cubist Pharmaceutic-CVR	349,042	471
*	Wright Medical Group Inc. CVR	165,303	53
			2,223,461
Industrials (18.8%)
	Fortune Brands Home & Security Inc.	2,097,919	95,875
	Wabtec Corp.	1,154,892	85,774
	Lincoln Electric Holdings Inc.	1,030,346	73,505
*	Colfax Corp.	1,093,516	69,646
	Waste Connections Inc.	1,481,805	64,651
*	Kirby Corp.	645,161	64,032
	Jack Henry & Associates Inc.	1,080,571	63,981
*	CoStar Group Inc.	344,696	63,624
*	Genesee & Wyoming Inc. Class A	654,695	62,883
	Graco Inc.	772,508	60,348
	Acuity Brands Inc.	543,395	59,404
*	Hexcel Corp.	1,256,053	56,133
	AO Smith Corp.	983,988	53,076
	Nordson Corp.	688,642	51,166
*	Vantiv Inc. Class A	1,557,745	50,798
	MSC Industrial Direct Co. Inc. Class A	621,609	50,270
	Triumph Group Inc.	656,672	49,953
*	WEX Inc.	490,421	48,566
	Valmont Industries Inc.	321,040	47,873
	FEI Co.	526,789	47,074
	Toro Co.	721,062	45,860
*	Old Dominion Freight Line Inc.	815,265	43,225
	Eagle Materials Inc.	535,391	41,455
	CLARCOR Inc.	631,817	40,657
*	Cognex Corp.	1,045,971	39,935
*	NeuStar Inc. Class A	789,945	39,387
*	DigitalGlobe Inc.	948,982	39,051
*	Clean Harbors Inc.	650,446	39,001
*	Genpact Ltd.	2,032,608	37,339
	MAXIMUS Inc.	821,460	36,136
	Woodward Inc.	773,118	35,262
*	Zebra Technologies Corp.	634,206	34,298
	Air Lease Corp. Class A	1,091,088	33,911
	Landstar System Inc.	576,747	33,134
*,^	IPG Photonics Corp.	423,802	32,891
	Corporate Executive Board Co.	424,067	32,836
	Watsco Inc.	322,084	30,939
*	Advisory Board Co.	454,776	28,956
*	MWI Veterinary Supply Inc.	154,018	26,274
*	MasTec Inc.	779,605	25,509
*,^	Navistar International Corp.	659,524	25,187
*	Cardtronics Inc.	567,839	24,673
*,^	Outerwall Inc.	349,632	23,520
*	WageWorks Inc.	392,826	23,350
*	Coherent Inc.	313,075	23,290
	Franklin Electric Co. Inc.	510,904	22,807
	Heartland Payment Systems Inc.	441,996	22,029
*	Trimas Corp.	539,367	21,515
	Mueller Industries Inc.	339,060	21,364
*	On Assignment Inc.	611,669	21,359
*,^	VistaPrint NV	375,574	21,351
*	RBC Bearings Inc.	291,569	20,629
	EVERTEC Inc.	793,899	19,578
	HEICO Corp.	329,879	19,117
	Simpson Manufacturing Co. Inc.	519,330	19,075

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Raven Industries Inc.	459,678	18,911
*	Huron Consulting Group Inc.	295,443	18,530
*	Proto Labs Inc.	257,275	18,313
	Sturm Ruger & Co. Inc.	244,402	17,863
*	Hub Group Inc. Class A	443,682	17,694
*	HD Supply Holdings Inc.	727,654	17,471
*	Universal Display Corp.	496,860	17,072
	Forward Air Corp.	386,779	16,983
*	Louisiana-Pacific Corp.	891,171	16,496
*	Trex Co. Inc.	199,975	15,904
	Tennant Co.	233,422	15,828
	HEICO Corp. Class A	372,921	15,707
*	Veeco Instruments Inc.	471,130	15,505
	AZZ Inc.	306,176	14,960
	Primoris Services Corp.	456,336	14,206
*	Rogers Corp.	224,024	13,777
*	DXP Enterprises Inc.	116,710	13,445
^	Lindsay Corp.	154,464	12,782
*	OSI Systems Inc.	240,603	12,778
*	FARO Technologies Inc.	215,582	12,568
*	II-VI Inc.	711,848	12,529
*	LifeLock Inc.	743,382	12,199
	Exponent Inc.	157,250	12,177
*	Imperva Inc.	251,537	12,106
*	ExamWorks Group Inc.	389,817	11,644
*	Measurement Specialties Inc.	190,461	11,559
	Sun Hydraulics Corp.	282,957	11,553
	AAON Inc.	347,766	11,111
*	ExlService Holdings Inc.	395,437	10,922
*	Wabash National Corp.	865,957	10,695
*,^	Smith & Wesson Holding Corp.	791,834	10,682
*	Team Inc.	247,622	10,484
*	Thermon Group Holdings Inc.	379,352	10,368
*	Roadrunner Transportation Systems Inc.	355,780	9,588
*	RPX Corp.	561,713	9,493
	Badger Meter Inc.	172,766	9,416
	Mueller Water Products Inc. Class A	1,001,570	9,385
	Quanex Building Products Corp.	468,812	9,339
	Gorman-Rupp Co.	231,174	7,728
	Griffon Corp.	556,833	7,356
*	Aerovironment Inc.	228,466	6,655
	Landauer Inc.	119,796	6,302
	Apogee Enterprises Inc.	172,309	6,188
	American Railcar Industries Inc.	120,781	5,526
*	Aegion Corp. Class A	243,243	5,325
*	Bazaarvoice Inc.	667,824	5,289
	Acacia Research Corp.	297,788	4,330
*	Mistras Group Inc.	196,332	4,099
*	InnerWorkings Inc.	515,895	4,019
*	Higher One Holdings Inc.	384,500	3,753
	Electro Scientific Industries Inc.	320,945	3,357
*,^	Nuverra Environmental Solutions Inc.	196,202	3,294
*	M/A-COM Technology Solutions Holdings Inc.	146,660	2,492
*	Ply Gem Holdings Inc.	126,945	2,289
*	Dice Holdings Inc.	247,918	1,797
			2,855,374
Oil & Gas (6.2%)
*	Gulfport Energy Corp.	1,061,649	67,043
*	Dril-Quip Inc.	462,028	50,791
*	Oasis Petroleum Inc.	1,079,769	50,717
*	Atwood Oceanics Inc.	767,771	40,991
*	Kodiak Oil & Gas Corp.	3,355,956	37,620
*	Rosetta Resources Inc.	772,942	37,132
	Tidewater Inc.	625,588	37,079

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Chart Industries Inc.	383,284	36,657
*,^	SandRidge Energy Inc.	5,876,220	35,669
*	Oil States International Inc.	347,902	35,389
	SemGroup Corp. Class A	535,491	34,930
	CARBO Ceramics Inc.	247,498	28,841
	Energy XXI Bermuda Ltd.	908,496	24,584
*	PDC Energy Inc.	449,777	23,937
*	Laredo Petroleum Holdings Inc.	862,971	23,896
*	Carrizo Oil & Gas Inc.	515,736	23,089
*	Hornbeck Offshore Services Inc.	409,724	20,171
*	Diamondback Energy Inc.	356,619	18,851
*	Forum Energy Technologies Inc.	643,324	18,180
*	Bonanza Creek Energy Inc.	381,654	16,590
*,^	SunPower Corp. Class A	536,740	16,000
*	Bill Barrett Corp.	587,763	15,740
*	Magnum Hunter Resources Corp.	2,052,865	15,006
	RPC Inc.	830,204	14,819
*	Geospace Technologies Corp.	155,326	14,730
	Gulfmark Offshore Inc.	308,929	14,560
*	McDermott International Inc.	1,495,269	13,697
*	EPL Oil & Gas Inc.	469,356	13,377
*	Matador Resources Co.	705,162	13,144
*	C&J Energy Services Inc.	551,916	12,749
*	Sanchez Energy Corp.	498,307	12,214
*	Rex Energy Corp.	609,538	12,014
*	Flotek Industries Inc.	585,357	11,748
*	Northern Oil and Gas Inc.	739,377	11,142
*,^	Halcon Resources Corp.	2,884,280	11,133
	Comstock Resources Inc.	542,538	9,923
*	Approach Resources Inc.	444,523	8,575
*	Resolute Energy Corp.	869,282	7,850
*	Goodrich Petroleum Corp.	439,497	7,480
	Pattern Energy Group Inc.	224,192	6,795
*	Athlon Energy Inc.	206,567	6,249
*,^	Solazyme Inc.	557,545	6,072
*	ION Geophysical Corp.	1,541,087	5,086
*	Quicksilver Resources Inc.	1,559,706	4,788
*	Penn Virginia Corp.	410,854	3,874
*,^	Swift Energy Co.	258,895	3,495
*	PetroQuest Energy Inc.	608,236	2,628
*	Midstates Petroleum Co. Inc.	387,213	2,563
*	Vantage Drilling Co.	1,145,944	2,109
*	Jones Energy Inc.	141,786	2,053
*	BPZ Resources Inc.	627,438	1,142
			944,912
Technology (16.9%)
	IAC/InterActiveCorp	978,485	67,212
*	athenahealth Inc.	469,546	63,154
	Solera Holdings Inc.	869,494	61,525
*	Concur Technologies Inc.	565,764	58,376
*,^	3D Systems Corp.	615,921	57,238
*	PTC Inc.	1,507,420	53,348
*	Ultimate Software Group Inc.	334,727	51,287
*	Cadence Design Systems Inc.	3,629,878	50,891
*	Aspen Technology Inc.	1,173,245	49,042
*	CommVault Systems Inc.	566,712	42,435
*	SunEdison Inc.	3,195,073	41,696
*	Atmel Corp.	5,103,683	39,962
*	Tyler Technologies Inc.	386,496	39,473
*	Guidewire Software Inc.	802,755	39,391
*	SS&C Technologies Holdings Inc.	881,746	39,026
*	Medidata Solutions Inc.	641,400	38,850
*	JDS Uniphase Corp.	2,894,965	37,577
*	Palo Alto Networks Inc.	640,161	36,790

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Riverbed Technology Inc.	1,940,484	35,084
	Mentor Graphics Corp.	1,445,853	34,802
*	Fortinet Inc.	1,752,738	33,530
*	Allscripts Healthcare Solutions Inc.	2,138,674	33,064
*	ViaSat Inc.	517,616	32,429
*	Splunk Inc.	467,163	32,080
*	ACI Worldwide Inc.	486,301	31,610
*	Ciena Corp.	1,301,227	31,138
*	SolarWinds Inc.	805,893	30,487
*	Finisar Corp.	1,212,718	29,008
*	Manhattan Associates Inc.	242,345	28,471
*	Informatica Corp.	684,459	28,405
*	Qlik Technologies Inc.	1,063,731	28,327
	Fair Isaac Corp.	436,152	27,408
*	MICROS Systems Inc.	474,870	27,243
*	Dealertrack Technologies Inc.	553,762	26,625
*	Cornerstone OnDemand Inc.	492,335	26,261
*	Sapient Corp.	1,503,302	26,097
	Plantronics Inc.	552,306	25,655
*	Aruba Networks Inc.	1,308,371	23,420
*	International Rectifier Corp.	897,037	23,386
*	Electronics For Imaging Inc.	593,436	22,984
*	Demandware Inc.	349,275	22,395
*	Semtech Corp.	866,302	21,900
*	NetSuite Inc.	212,210	21,862
	Blackbaud Inc.	577,903	21,758
	Cogent Communications Group Inc.	537,771	21,731
*	Cavium Inc.	623,149	21,505
*	Silicon Laboratories Inc.	489,870	21,216
*	Hittite Microwave Corp.	338,279	20,882
*	Entegris Inc.	1,749,582	20,295
	MKS Instruments Inc.	671,984	20,119
	Power Integrations Inc.	358,997	20,039
*	Infoblox Inc.	601,939	19,876
*	FleetMatics Group plc	442,106	19,121
*	Web.com Group Inc.	579,250	18,414
	NIC Inc.	738,583	18,369
	Advent Software Inc.	515,617	18,041
*	Ubiquiti Networks Inc.	387,419	17,806
*	Integrated Device Technology Inc.	1,722,213	17,549
*	TriQuint Semiconductor Inc.	2,028,431	16,917
*	Syntel Inc.	184,457	16,776
*	Bottomline Technologies de Inc.	463,129	16,747
*	Cirrus Logic Inc.	802,072	16,386
*	iGATE Corp.	405,186	16,272
*,^	InvenSense Inc.	773,386	16,071
	Monotype Imaging Holdings Inc.	492,980	15,706
	InterDigital Inc.	520,371	15,346
*	Responsys Inc.	551,205	15,109
*	Monolithic Power Systems Inc.	434,515	15,060
*	RealPage Inc.	638,033	14,917
*	Tableau Software Inc. Class A	216,225	14,904
*	MedAssets Inc.	742,663	14,727
*	MicroStrategy Inc. Class A	114,578	14,235
*	Infinera Corp.	1,435,450	14,039
*	Interactive Intelligence Group Inc.	204,266	13,759
*	Blucora Inc.	468,665	13,666
*	EPAM Systems Inc.	382,180	13,353
*	Netscout Systems Inc.	446,286	13,206
*	Freescale Semiconductor Ltd.	814,997	13,081
*	Shutterstock Inc.	155,006	12,963
*	Rambus Inc.	1,353,477	12,817
*	Applied Micro Circuits Corp.	933,947	12,496
	Tessera Technologies Inc.	618,405	12,189

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	OmniVision Technologies Inc.	707,619	12,171
	Quality Systems Inc.	570,270	12,010
*	Synchronoss Technologies Inc.	383,996	11,931
*	ATMI Inc.	382,195	11,546
*	Advanced Energy Industries Inc.	480,045	10,974
*	Comverse Inc.	281,001	10,903
*	Ixia	815,121	10,849
*	Sonus Networks Inc.	3,443,851	10,848
	Pegasystems Inc.	215,168	10,582
*	Diodes Inc.	442,444	10,424
*	Fusion-io Inc.	1,129,015	10,059
*,^	VirnetX Holding Corp.	517,736	10,049
*	LogMeIn Inc.	290,976	9,762
*	Ultratech Inc.	334,375	9,697
*	BroadSoft Inc.	339,492	9,282
*	Ruckus Wireless Inc.	649,338	9,221
*	LivePerson Inc.	616,415	9,135
*	Ellie Mae Inc.	330,437	8,879
*	ICG Group Inc.	455,297	8,482
	Brooks Automation Inc.	800,432	8,397
	Computer Programs & Systems Inc.	134,215	8,296
*	Lattice Semiconductor Corp.	1,467,892	8,088
*	Tangoe Inc.	433,020	7,799
*	FireEye Inc.	175,245	7,642
*	ChannelAdvisor Corp.	171,364	7,148
*	Marketo Inc.	191,228	7,089
*	Super Micro Computer Inc.	403,476	6,924
*	Textura Corp.	217,537	6,513
*	Cvent Inc.	177,108	6,445
*	Silicon Image Inc.	973,249	5,985
*	Silicon Graphics International Corp.	430,954	5,779
	Forrester Research Inc.	149,086	5,704
*	Veeva Systems Inc. Class A	164,347	5,276
*,^	Millennial Media Inc.	712,880	5,183
*	Entropic Communications Inc.	1,090,659	5,137
*	Jive Software Inc.	435,475	4,899
*	Calix Inc.	469,593	4,527
*	Gigamon Inc.	156,372	4,391
*	Ceva Inc.	276,554	4,209
*	Vocera Communications Inc.	266,228	4,156
*	Inphi Corp.	284,587	3,671
*,^	Rocket Fuel Inc.	59,625	3,666
*	Quantum Corp.	2,653,214	3,184
^	Ebix Inc.	204,545	3,011
*	Gogo Inc.	105,698	2,622
*	RingCentral Inc. Class A	108,704	1,997
*	Nimble Storage Inc.	15,462	700
			2,563,649
Telecommunications (0.9%)
*	Level 3 Communications Inc.	2,117,153	70,226
*	tw telecom inc Class A	1,819,112	55,429
*	Cincinnati Bell Inc.	2,631,754	9,369
*	Intelsat SA	265,446	5,983
			141,007
Utilities (0.5%)
	ITC Holdings Corp.	662,086	63,441
*	Dynegy Inc. Class A	537,454	11,566
	Ormat Technologies Inc.	114,264	3,109
	Atlantic Power Corp.	756,885	2,634

			80,750
Total Common Stocks (Cost $11,194,385)			15,176,029

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
2,3	Vanguard Market Liquidity Fund	0.125%		269,954,261	269,954

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan Bank Discount Notes	0.120%	5/28/14	1,500	1,499
5	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	1,200	1,199
6	Freddie Mac Discount Notes	0.070%	3/24/14	1,000	1,000

					3,698

Total Temporary Cash Investments (Cost $273,653)					273,652
Total Investments (101.6%) (Cost $11,468,038)					15,449,681
Other Assets and Liabilities—Net (-1.6%)[3]					(249,866)
Net Assets (100%)					15,199,815

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $165,513,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $174,719,000 of collateral received for securities on loan.
4 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)

Common Stocks (99.4%)[1]
Basic Materials (6.0%)
	RPM International Inc.	1,123,379	46,632
	Rockwood Holdings Inc.	618,366	44,473
	United States Steel Corp.	1,222,454	36,062
	Steel Dynamics Inc.	1,781,991	34,820
	Cliffs Natural Resources Inc.	1,293,891	33,913
	Allegheny Technologies Inc.	866,879	30,887
	PolyOne Corp.	813,341	28,752
	Axiall Corp.	590,467	28,012
	Cytec Industries Inc.	299,661	27,916
	Domtar Corp.	268,801	25,359
	Cabot Corp.	487,447	25,055
*	Chemtura Corp.	815,184	22,760
	Compass Minerals International Inc.	282,839	22,641
	HB Fuller Co.	424,761	22,105
	Sensient Technologies Corp.	422,989	20,523
	Commercial Metals Co.	988,848	20,103
	Olin Corp.	672,315	19,396
	Worthington Industries Inc.	447,585	18,834
	Minerals Technologies Inc.	290,933	17,476
*	Alpha Natural Resources Inc.	1,867,141	13,331
*	SunCoke Energy Inc.	558,533	12,740
	Tronox Ltd. Class A	500,151	11,539
	Kaiser Aluminum Corp.	150,521	10,573
	Stepan Co.	160,310	10,521
	PH Glatfelter Co.	365,642	10,106
*	OM Group Inc.	270,248	9,840
*	Cloud Peak Energy Inc.	514,522	9,261
	Innophos Holdings Inc.	185,745	9,027
*	Resolute Forest Products Inc.	558,830	8,953
*	Clearwater Paper Corp.	169,022	8,874
	Innospec Inc.	190,694	8,814
	A Schulman Inc.	233,683	8,240
	Quaker Chemical Corp.	105,778	8,152
	Arch Coal Inc.	1,793,772	7,982
*	Intrepid Potash Inc.	480,061	7,604
	Koppers Holdings Inc.	163,131	7,463
	AMCOL International Corp.	205,538	6,984
*	LSB Industries Inc.	161,719	6,634
*	Kraton Performance Polymers Inc.	274,776	6,334
	Tredegar Corp.	218,176	6,286
*	Ferro Corp.	366,194	4,698
*,^	AK Steel Holding Corp.	547,181	4,487
	Hecla Mining Co.	1,446,572	4,455
	Walter Energy Inc.	264,369	4,396
*	Century Aluminum Co.	412,158	4,311
	Kronos Worldwide Inc.	195,776	3,730
	FutureFuel Corp.	91,488	1,446
	NL Industries Inc.	61,659	689
			743,189
Consumer Goods (7.3%)
	Hanesbrands Inc.	837,417	58,845
	Snap-on Inc.	491,322	53,810
	Goodyear Tire & Rubber Co.	2,086,311	49,759
	Ingredion Inc.	647,919	44,357
	Leggett & Platt Inc.	1,193,240	36,919
	Tupperware Brands Corp.	385,292	36,422
	Hillshire Brands Co.	1,039,458	34,759
*	Visteon Corp.	411,051	33,661
*	Jarden Corp.	516,637	31,696
*	Tenneco Inc.	514,066	29,081
	Scotts Miracle-Gro Co. Class A	392,773	24,438

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Dana Holding Corp.	1,241,380	24,356
	Thor Industries Inc.	382,768	21,140
*	TreeHouse Foods Inc.	292,303	20,146
*	Iconix Brand Group Inc.	414,013	16,436
	HNI Corp.	382,383	14,848
	KB Home	796,667	14,563
	Herman Miller Inc.	473,428	13,976
	La-Z-Boy Inc.	443,883	13,760
	Schweitzer-Mauduit International Inc.	265,361	13,658
*	Take-Two Interactive Software Inc.	779,405	13,538
	Andersons Inc.	150,049	13,380
	Dean Foods Co.	757,851	13,027
*	Post Holdings Inc.	262,408	12,929
*	Helen of Troy Ltd.	257,167	12,732
	Sanderson Farms Inc.	174,952	12,654
	Cooper Tire & Rubber Co.	523,976	12,596
	Spectrum Brands Holdings Inc.	177,163	12,499
	Pinnacle Foods Inc.	445,619	12,237
*	American Axle & Manufacturing Holdings Inc.	574,693	11,752
*	Skechers U.S.A. Inc. Class A	334,391	11,078
	Steelcase Inc. Class A	684,395	10,854
	Universal Corp.	196,254	10,715
	Jones Group Inc.	639,973	9,574
	Fresh Del Monte Produce Inc.	331,955	9,394
	Columbia Sportswear Co.	116,570	9,180
*	Quiksilver Inc.	995,859	8,734
	Briggs & Stratton Corp.	380,872	8,288
*,^	Eastman Kodak Co.	238,502	8,278
	Titan International Inc.	429,796	7,728
*	Elizabeth Arden Inc.	212,400	7,530
	Cal-Maine Foods Inc.	119,185	7,178
*	Pilgrim's Pride Corp.	437,723	7,113
	Knoll Inc.	387,455	7,094
*	Seaboard Corp.	2,505	7,001
	Movado Group Inc.	150,637	6,630
*	ACCO Brands Corp.	960,348	6,454
*	Hovnanian Enterprises Inc. Class A	947,147	6,270
*	Crocs Inc.	354,696	5,647
*	Modine Manufacturing Co.	401,936	5,153
	Tootsie Roll Industries Inc.	157,874	5,137
	Inter Parfums Inc.	143,063	5,123
*	Federal-Mogul Corp.	253,488	4,989
*	Chiquita Brands International Inc.	375,920	4,398
	Superior Industries International Inc.	209,106	4,314
*	National Presto Industries Inc.	43,649	3,514
*	Diamond Foods Inc.	90,171	2,330
*	Revlon Inc. Class A	88,462	2,208
*	Central Garden and Pet Co. Class A	268,549	1,813
*	Central Garden and Pet Co.	72,440	498
			908,191
Consumer Services (12.7%)
	Gannett Co. Inc.	1,925,789	56,965
	Omnicare Inc.	870,182	52,524
	Foot Locker Inc.	1,254,861	52,001
	GameStop Corp. Class A	938,386	46,225
	Alaska Air Group Inc.	587,594	43,112
*,^	American Airlines Group Inc.	1,581,404	39,930
*	Rite Aid Corp.	7,741,984	39,174
*	Avis Budget Group Inc.	905,987	36,620
	KAR Auction Services Inc.	1,114,558	32,935
	Service Corp. International	1,701,562	30,849
	Cablevision Systems Corp. Class A	1,713,624	30,725
	Cinemark Holdings Inc.	877,173	29,236
	Brinker International Inc.	566,291	26,242

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Graham Holdings Co. Class B	36,754	24,380
*	Acxiom Corp.	634,705	23,471
*	Apollo Education Group Inc.	859,094	23,470
*	Starz	784,839	22,949
	Casey's General Stores Inc.	324,560	22,800
	Sinclair Broadcast Group Inc. Class A	624,534	22,315
	CST Brands Inc.	606,815	22,282
	Cracker Barrel Old Country Store Inc.	201,207	22,147
*	Office Depot Inc.	4,031,101	21,325
	Dillard's Inc. Class A	219,216	21,310
	Abercrombie & Fitch Co.	645,389	21,240
*,^	JC Penney Co. Inc.	2,315,924	21,191
*	VCA Antech Inc.	674,944	21,166
	American Eagle Outfitters Inc.	1,465,794	21,107
	Harris Teeter Supermarkets Inc.	418,236	20,640
	John Wiley & Sons Inc. Class A	373,789	20,633
	Wendy's Co.	2,316,850	20,203
	Men's Wearhouse Inc.	383,692	19,599
*	Jack in the Box Inc.	360,040	18,009
	Aaron's Inc.	612,281	18,001
*	JetBlue Airways Corp.	2,027,936	17,339
	New York Times Co. Class A	1,069,755	16,977
*	Beacon Roofing Supply Inc.	414,009	16,676
	Penske Automotive Group Inc.	342,916	16,172
	Guess? Inc.	502,097	15,600
*	Murphy USA Inc.	375,220	15,594
*,^	Dolby Laboratories Inc. Class A	399,566	15,407
	DeVry Education Group Inc.	427,626	15,181
	Meredith Corp.	292,041	15,128
*	Big Lots Inc.	467,897	15,108
	Hillenbrand Inc.	506,244	14,894
	Rent-A-Center Inc.	429,610	14,323
*	Asbury Automotive Group Inc.	261,610	14,059
	Choice Hotels International Inc.	272,153	13,365
	Group 1 Automotive Inc.	185,279	13,159
	Regal Entertainment Group Class A	669,851	13,029
	Lithia Motors Inc. Class A	187,225	12,997
	Buckle Inc.	245,038	12,879
*	Express Inc.	673,903	12,582
*	ValueClick Inc.	535,878	12,523
	SeaWorld Entertainment Inc.	433,462	12,471
*	Pinnacle Entertainment Inc.	475,232	12,351
*	SUPERVALU Inc.	1,644,430	11,988
*	AMERCO	49,698	11,820
	DineEquity Inc.	136,632	11,416
^	Chemed Corp.	141,534	10,844
	Bob Evans Farms Inc.	212,437	10,747
	Valassis Communications Inc.	309,025	10,584
*	Children's Place Retail Stores Inc.	178,719	10,182
	National CineMedia Inc.	509,543	10,171
	Brown Shoe Co. Inc.	346,670	9,755
*	Susser Holdings Corp.	144,784	9,482
	Matthews International Corp. Class A	218,985	9,331
*	Sonic Corp.	452,084	9,128
*	Caesars Entertainment Corp.	404,795	8,719
*	Penn National Gaming Inc.	588,287	8,430
	International Speedway Corp. Class A	223,972	7,949
^	Weight Watchers International Inc.	238,268	7,846
	Cato Corp. Class A	232,481	7,393
	Scholastic Corp.	217,075	7,383
*	Rush Enterprises Inc. Class A	243,834	7,230
	Sonic Automotive Inc. Class A	291,981	7,148
*	ITT Educational Services Inc.	197,395	6,629
	CEC Entertainment Inc.	140,883	6,238

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	SkyWest Inc.	411,205	6,098
	Capella Education Co.	88,978	5,912
	Stage Stores Inc.	255,067	5,668
	Regis Corp.	382,921	5,556
*	Steiner Leisure Ltd.	111,460	5,483
	Fred's Inc. Class A	294,838	5,460
*	Aeropostale Inc.	596,916	5,426
*	Biglari Holdings Inc.	10,290	5,213
*	Pep Boys-Manny Moe & Jack	426,234	5,175
*	FTD Cos. Inc.	157,009	5,115
	Weis Markets Inc.	90,918	4,779
*	Barnes & Noble Inc.	277,619	4,150
	Clear Channel Outdoor Holdings Inc. Class A	349,240	3,541
	Harte-Hanks Inc.	449,202	3,513
*	Ruby Tuesday Inc.	466,775	3,235
*	Strayer Education Inc.	86,812	2,992
*	Bridgepoint Education Inc.	160,700	2,846
*	Sears Hometown and Outlet Stores Inc.	97,887	2,496
*,^	RadioShack Corp.	804,057	2,091
	Speedway Motorsports Inc.	104,846	2,081
*	QuinStreet Inc.	238,295	2,071
*	Rush Enterprises Inc. Class B	75,666	1,930
*	hhgregg Inc.	115,784	1,618
*,^	Media General Inc.	71,029	1,605
*	Education Management Corp.	158,853	1,603
*	RealNetworks Inc.	196,170	1,481
	ClubCorp Holdings Inc.	80,850	1,434
*	Demand Media Inc.	190,143	1,097
*	Avid Technology Inc.	131,541	1,072
			1,563,744
Financials (28.3%)
	Arthur J Gallagher & Co.	1,119,151	52,522
	Starwood Property Trust Inc.	1,650,036	45,706
	Liberty Property Trust	1,238,813	41,959
	Eaton Vance Corp.	973,219	41,644
	East West Bancorp Inc.	1,164,161	40,711
	HCC Insurance Holdings Inc.	846,702	39,067
	Mid-America Apartment Communities Inc.	631,880	38,380
	American Financial Group Inc.	641,860	37,048
	Senior Housing Properties Trust	1,590,104	35,348
*	Liberty Ventures Class A	283,687	34,777
	RenaissanceRe Holdings Ltd.	356,464	34,698
	Cullen/Frost Bankers Inc.	460,090	34,244
	Old Republic International Corp.	1,977,378	34,149
	Hospitality Properties Trust	1,253,432	33,880
	Protective Life Corp.	663,855	33,631
	Prosperity Bancshares Inc.	525,557	33,315
	CNO Financial Group Inc.	1,876,107	33,188
	NorthStar Realty Finance Corp.	2,448,409	32,931
	Brown & Brown Inc.	1,044,606	32,790
	Assured Guaranty Ltd.	1,383,928	32,647
	Fidelity National Financial Inc. Class A	1,003,104	32,551
*	Genworth Financial Inc. Class A	2,089,976	32,457
	Validus Holdings Ltd.	798,064	32,154
	Apartment Investment & Management Co. Class A	1,232,966	31,946
	First Niagara Financial Group Inc.	2,991,199	31,767
	Corrections Corp. of America	978,873	31,392
	National Retail Properties Inc.	1,029,702	31,231
	FirstMerit Corp.	1,394,744	31,005
	City National Corp.	390,705	30,952
	Commerce Bancshares Inc.	688,524	30,922
	Omega Healthcare Investors Inc.	1,035,425	30,856
*	Gaming and Leisure Properties Inc.	601,842	30,580
	Allied World Assurance Co. Holdings AG	270,964	30,567

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Two Harbors Investment Corp.	3,079,118	28,574
Synovus Financial Corp.	7,805,185	28,099
* Forest City Enterprises Inc. Class A	1,442,495	27,552
Highwoods Properties Inc.	759,769	27,481
* Alleghany Corp.	67,282	26,910
Hancock Holding Co.	693,772	25,448
Retail Properties of America Inc.	1,996,598	25,397
StanCorp Financial Group Inc.	371,724	24,627
CBL & Associates Properties Inc.	1,363,923	24,496
* MGIC Investment Corp.	2,854,191	24,089
ProAssurance Corp.	495,100	24,002
Columbia Property Trust Inc.	959,285	23,982
First American Financial Corp.	848,494	23,928
Associated Banc-Corp	1,373,414	23,897
* Popular Inc.	829,618	23,835
* E*TRADE Financial Corp.	1,213,433	23,832
Webster Financial Corp.	763,360	23,802
CommonWealth REIT	1,000,397	23,319
First Horizon National Corp.	1,997,011	23,265
Federated Investors Inc. Class B	795,354	22,906
Aspen Insurance Holdings Ltd.	554,491	22,906
CapitalSource Inc.	1,580,828	22,716
Piedmont Office Realty Trust Inc. Class A	1,361,478	22,492
Bank of Hawaii Corp.	376,210	22,249
Hanover Insurance Group Inc.	370,581	22,127
UMB Financial Corp.	343,345	22,070
^ MFA Financial Inc.	3,094,587	21,848
Fulton Financial Corp.	1,626,218	21,271
EPR Properties	428,954	21,087
Endurance Specialty Holdings Ltd.	355,912	20,881
Radian Group Inc.	1,462,724	20,654
White Mountains Insurance Group Ltd.	33,935	20,466
Assurant Inc.	307,224	20,390
TCF Financial Corp.	1,253,807	20,374
Susquehanna Bancshares Inc.	1,582,191	20,315
Washington Federal Inc.	860,081	20,031
Primerica Inc.	463,285	19,880
BankUnited Inc.	596,985	19,653
Geo Group Inc.	608,810	19,616
American National Insurance Co.	170,432	19,521
DiamondRock Hospitality Co.	1,651,761	19,078
Brandywine Realty Trust	1,324,206	18,658
BancorpSouth Inc.	724,121	18,407
Umpqua Holdings Corp.	945,810	18,103
Glacier Bancorp Inc.	596,608	17,773
Corporate Office Properties Trust	738,402	17,493
First Financial Bankshares Inc.	256,641	17,020
FNB Corp.	1,342,506	16,942
Invesco Mortgage Capital Inc.	1,142,705	16,775
PrivateBancorp Inc.	578,772	16,744
Newcastle Investment Corp.	2,906,360	16,682
Valley National Bancorp	1,602,537	16,218
Cathay General Bancorp	604,552	16,160
RLI Corp.	163,046	15,877
Erie Indemnity Co. Class A	216,384	15,822
Janus Capital Group Inc.	1,278,419	15,814
Bank of the Ozarks Inc.	279,098	15,794
Cousins Properties Inc.	1,522,621	15,683
Wintrust Financial Corp.	337,440	15,563
First Industrial Realty Trust Inc.	882,874	15,406
Symetra Financial Corp.	796,278	15,097
Iberiabank Corp.	238,947	15,018
Spirit Realty Capital Inc.	1,487,633	14,623
American Equity Investment Life Holding Co.	554,329	14,623

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* MBIA Inc.	1,218,379	14,547
Trustmark Corp.	539,311	14,475
Platinum Underwriters Holdings Ltd.	235,767	14,448
Kemper Corp.	352,868	14,425
Mack-Cali Realty Corp.	669,421	14,379
Potlatch Corp.	342,420	14,293
New Residential Investment Corp.	2,139,491	14,292
EastGroup Properties Inc.	245,759	14,237
MB Financial Inc.	441,189	14,158
Home Loan Servicing Solutions Ltd.	600,070	13,784
CVB Financial Corp.	800,381	13,662
Capitol Federal Financial Inc.	1,124,510	13,618
Hatteras Financial Corp.	827,324	13,518
Redwood Trust Inc.	696,252	13,486
Chimera Investment Corp.	4,341,454	13,458
PacWest Bancorp	318,241	13,436
EverBank Financial Corp.	724,932	13,295
Old National Bancorp	850,822	13,077
PennyMac Mortgage Investment Trust	565,514	12,984
Community Bank System Inc.	323,958	12,855
First Financial Holdings Inc.	193,202	12,850
ARMOUR Residential REIT Inc.	3,134,267	12,568
National Health Investors Inc.	218,826	12,276
Westamerica Bancorporation	213,709	12,066
United Bankshares Inc.	383,420	12,059
International Bancshares Corp.	454,280	11,988
Columbia Banking System Inc.	433,246	11,919
Acadia Realty Trust	469,409	11,655
BOK Financial Corp.	174,356	11,563
Mercury General Corp.	232,210	11,543
Government Properties Income Trust	462,379	11,490
National Penn Bancshares Inc.	985,244	11,163
Horace Mann Educators Corp.	340,766	10,748
Northwest Bancshares Inc.	716,280	10,587
First Midwest Bancorp Inc.	602,581	10,563
BBCN Bancorp Inc.	636,315	10,556
Argo Group International Holdings Ltd.	224,933	10,457
CYS Investments Inc.	1,410,346	10,451
LTC Properties Inc.	293,614	10,391
Pennsylvania REIT	547,430	10,390
Montpelier Re Holdings Ltd.	355,127	10,334
Interactive Brokers Group Inc.	415,711	10,118
Sterling Financial Corp.	289,522	9,867
Astoria Financial Corp.	710,117	9,821
Capstead Mortgage Corp.	809,218	9,775
Empire State Realty Trust Inc.	638,375	9,767
First Citizens BancShares Inc. Class A	43,519	9,689
DCT Industrial Trust Inc.	1,340,633	9,559
* iStar Financial Inc.	649,450	9,268
Pinnacle Financial Partners Inc.	282,118	9,177
Parkway Properties Inc.	475,481	9,172
American Assets Trust Inc.	290,496	9,130
Franklin Street Properties Corp.	761,948	9,105
Cash America International Inc.	237,463	9,095
NBT Bancorp Inc.	347,705	9,006
Provident Financial Services Inc.	455,502	8,800
BGC Partners Inc. Class A	1,413,010	8,563
Park National Corp.	97,699	8,311
* Greenlight Capital Re Ltd. Class A	245,821	8,287
Amtrust Financial Services Inc.	252,301	8,248
* Enstar Group Ltd.	58,793	8,167
Boston Private Financial Holdings Inc.	640,802	8,087
First Financial Bancorp	462,818	8,067
Chemical Financial Corp.	251,582	7,968

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
American Capital Mortgage Investment Corp.	447,045	7,805
American Homes 4 Rent Class A	468,603	7,591
WesBanco Inc.	235,548	7,538
Inland Real Estate Corp.	716,000	7,532
Independent Bank Corp.	190,909	7,482
Nelnet Inc. Class A	176,788	7,450
First Commonwealth Financial Corp.	804,831	7,099
Banner Corp.	156,797	7,028
Associated Estates Realty Corp.	437,373	7,020
OFG Bancorp	385,757	6,689
Infinity Property & Casualty Corp.	92,108	6,609
Safety Insurance Group Inc.	117,008	6,588
* World Acceptance Corp.	72,762	6,369
Select Income REIT	231,562	6,192
Resource Capital Corp.	1,025,473	6,081
Selective Insurance Group Inc.	223,782	6,056
S&T Bancorp Inc.	238,717	6,042
* Investment Technology Group Inc.	291,255	5,988
* Green Dot Corp. Class A	236,669	5,952
City Holding Co.	126,187	5,846
* KCG Holdings Inc. Class A	480,644	5,748
Brookline Bancorp Inc.	592,867	5,674
* Navigators Group Inc.	89,609	5,660
* St. Joe Co.	292,690	5,617
First Potomac Realty Trust	471,186	5,480
Berkshire Hills Bancorp Inc.	200,911	5,479
* First BanCorp	875,024	5,416
Central Pacific Financial Corp.	266,679	5,355
Ashford Hospitality Trust Inc.	646,690	5,355
Oritani Financial Corp.	328,067	5,265
FXCM Inc. Class A	294,101	5,247
Rouse Properties Inc.	230,760	5,121
* Piper Jaffray Cos.	127,613	5,047
Anworth Mortgage Asset Corp.	1,191,048	5,014
* Ezcorp Inc. Class A	412,089	4,817
Tompkins Financial Corp.	93,219	4,791
Maiden Holdings Ltd.	429,459	4,694
State Bank Financial Corp.	257,439	4,683
* Ambac Financial Group Inc.	190,141	4,670
Saul Centers Inc.	95,183	4,543
* Altisource Asset Management Corp.	4,789	4,454
United Fire Group Inc.	150,173	4,304
National Western Life Insurance Co. Class A	18,855	4,215
Dime Community Bancshares Inc.	247,390	4,186
Employers Holdings Inc.	131,782	4,171
Getty Realty Corp.	211,623	3,887
FBL Financial Group Inc. Class A	83,439	3,737
* DFC Global Corp.	311,671	3,569
AG Mortgage Investment Trust Inc.	227,811	3,563
* Flagstar Bancorp Inc.	165,984	3,257
OneBeacon Insurance Group Ltd. Class A	189,756	3,002
* Forestar Group Inc.	139,454	2,966
Bancfirst Corp.	51,655	2,896
* Beneficial Mutual Bancorp Inc.	263,660	2,879
Meadowbrook Insurance Group Inc.	400,399	2,787
State Auto Financial Corp.	120,229	2,554
GFI Group Inc.	622,979	2,436
Ashford Hospitality Prime Inc.	129,264	2,353
* Walker & Dunlop Inc.	132,597	2,144
* TESARO Inc.	69,082	1,951
* Kearny Financial Corp.	111,881	1,301
Urstadt Biddle Properties Inc. Class A	56,994	1,052
Tower Group International Ltd.	230,692	780

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Urstadt Biddle Properties Inc.	42,332	671
		3,495,215
Health Care (5.7%)
* Covance Inc.	474,560	41,790
* Tenet Healthcare Corp.	838,509	35,318
Teleflex Inc.	347,610	32,627
* Community Health Systems Inc.	762,357	29,938
* Alnylam Pharmaceuticals Inc.	455,530	29,304
* Health Management Associates Inc. Class A	2,123,315	27,815
* Team Health Holdings Inc.	590,277	26,887
* WellCare Health Plans Inc.	369,305	26,007
* Mallinckrodt plc	487,564	25,480
STERIS Corp.	497,457	23,903
* Alere Inc.	657,326	23,795
HealthSouth Corp.	701,828	23,385
* Charles River Laboratories International Inc.	406,591	21,566
* Bio-Rad Laboratories Inc. Class A	169,473	20,949
Hill-Rom Holdings Inc.	493,158	20,387
* LifePoint Hospitals Inc.	377,354	19,939
Owens & Minor Inc.	533,372	19,500
* Health Net Inc.	638,271	18,938
* Celldex Therapeutics Inc.	744,337	18,020
* Prestige Brands Holdings Inc.	436,941	15,643
* Magellan Health Services Inc.	228,646	13,698
* Wright Medical Group Inc.	397,961	12,221
* Amsurg Corp. Class A	258,669	11,878
* Clovis Oncology Inc.	186,145	11,219
* InterMune Inc.	748,069	11,019
* Hanger Inc.	279,096	10,980
* Puma Biotechnology Inc.	103,100	10,674
^ PDL BioPharma Inc.	1,183,395	9,988
CONMED Corp.	233,317	9,916
* Integra LifeSciences Holdings Corp.	200,323	9,557
* Synageva BioPharma Corp.	142,818	9,243
* Molina Healthcare Inc.	251,309	8,733
Kindred Healthcare Inc.	434,939	8,586
* Aegerion Pharmaceuticals Inc.	111,201	7,891
Select Medical Holdings Corp.	648,534	7,530
Invacare Corp.	248,143	5,759
* Infinity Pharmaceuticals Inc.	385,978	5,330
* Portola Pharmaceuticals Inc.	206,398	5,315
* Synergy Pharmaceuticals Inc.	685,848	3,861
National Healthcare Corp.	71,226	3,840
* Amedisys Inc.	260,546	3,812
* Orthofix International NV	156,143	3,563
* Lexicon Pharmaceuticals Inc.	1,952,696	3,515
* Gentiva Health Services Inc.	260,542	3,233
* LHC Group Inc.	104,088	2,502
* Achillion Pharmaceuticals Inc.	735,243	2,441
Universal American Corp.	325,194	2,374
* Healthways Inc.	140,772	2,161
* BioScrip Inc.	273,163	2,021
* Surgical Care Affiliates Inc.	48,384	1,686
* Ophthotech Corp.	43,474	1,406
* Rigel Pharmaceuticals Inc.	369,668	1,054
* Agios Pharmaceuticals Inc.	39,515	946
* Wright Medical Group Inc. CVR	71,097	23
		709,166
Industrials (22.2%)
* United Rentals Inc.	787,862	61,414
Packaging Corp. of America	828,762	52,444
IDEX Corp.	685,428	50,619
Total System Services Inc.	1,443,289	48,033
Valspar Corp.	659,175	46,993

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Carlisle Cos. Inc.	537,452	42,674
Global Payments Inc.	615,958	40,031
* Flextronics International Ltd.	5,135,985	39,907
Broadridge Financial Solutions Inc.	1,007,116	39,801
PerkinElmer Inc.	949,691	39,156
Towers Watson & Co. Class A	299,795	38,257
Aptargroup Inc.	556,435	37,732
Huntington Ingalls Industries Inc.	417,175	37,550
Terex Corp.	894,216	37,548
Oshkosh Corp.	730,063	36,781
Trinity Industries Inc.	659,907	35,978
Sonoco Products Co.	861,526	35,943
Bemis Co. Inc.	869,820	35,628
* Spirit Aerosystems Holdings Inc. Class A	1,020,068	34,764
Kennametal Inc.	662,629	34,503
* Allegion plc	770,617	34,054
* WESCO International Inc.	373,434	34,009
URS Corp.	632,802	33,532
ITT Corp.	766,428	33,278
Generac Holdings Inc.	579,319	32,813
Ryder System Inc.	444,380	32,786
Alliant Techsystems Inc.	269,021	32,735
Lennox International Inc.	376,473	32,023
Babcock & Wilcox Co.	936,220	32,009
RR Donnelley & Sons Co.	1,535,358	31,137
Exelis Inc.	1,595,730	30,415
EnerSys Inc.	400,551	28,075
* Teledyne Technologies Inc.	301,157	27,664
* Foster Wheeler AG	831,437	27,454
Lender Processing Services Inc.	721,868	26,983
* CoreLogic Inc.	752,357	26,731
Regal-Beloit Corp.	361,764	26,669
Crane Co.	393,044	26,432
Manitowoc Co. Inc.	1,129,215	26,333
Belden Inc.	367,138	25,865
World Fuel Services Corp.	580,015	25,033
* Owens-Illinois Inc.	697,107	24,943
* Esterline Technologies Corp.	238,563	24,324
* Moog Inc. Class A	351,689	23,894
* AECOM Technology Corp.	788,235	23,198
EMCOR Group Inc.	538,883	22,870
Curtiss-Wright Corp.	360,155	22,412
Deluxe Corp.	426,666	22,268
* USG Corp.	780,696	22,156
Actuant Corp. Class A	586,278	21,481
Anixter International Inc.	233,720	20,997
GATX Corp.	390,383	20,366
* Armstrong World Industries Inc.	343,127	19,768
* Graphic Packaging Holding Co.	2,058,134	19,758
* Euronet Worldwide Inc.	403,499	19,307
Harsco Corp.	681,644	19,107
Con-way Inc.	480,655	19,087
Silgan Holdings Inc.	375,107	18,013
Littelfuse Inc.	189,279	17,590
Covanta Holding Corp.	937,345	16,638
TAL International Group Inc.	286,000	16,402
Convergys Corp.	773,514	16,282
Applied Industrial Technologies Inc.	320,637	15,740
United Stationers Inc.	337,356	15,481
* Mobile Mini Inc.	371,605	15,303
* Tetra Tech Inc.	542,147	15,169
* Vishay Intertechnology Inc.	1,142,064	15,144
* Berry Plastics Group Inc.	633,290	15,066
Barnes Group Inc.	378,903	14,516

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Watts Water Technologies Inc. Class A	231,250	14,307
*	FTI Consulting Inc.	339,911	13,984
	Brink's Co.	407,857	13,924
	Mine Safety Appliances Co.	267,101	13,678
	UTi Worldwide Inc.	752,364	13,212
	UniFirst Corp.	121,683	13,020
*	Itron Inc.	314,257	13,020
*	Texas Industries Inc.	181,315	12,471
*,^	Swift Transportation Co.	558,827	12,412
*	Plexus Corp.	285,592	12,363
*	Masonite International Corp.	205,882	12,353
	Brady Corp. Class A	390,149	12,067
	CIRCOR International Inc.	148,626	12,006
	ABM Industries Inc.	419,372	11,990
*	Orbital Sciences Corp.	510,833	11,902
*	Sanmina Corp.	706,684	11,802
*	PHH Corp.	483,797	11,780
	General Cable Corp.	399,431	11,747
	Greif Inc. Class A	215,047	11,268
*	Louisiana-Pacific Corp.	596,188	11,035
*	Korn/Ferry International	417,736	10,911
*	GrafTech International Ltd.	971,032	10,905
*	Benchmark Electronics Inc.	456,338	10,532
	Aircastle Ltd.	546,039	10,462
	Granite Construction Inc.	295,653	10,342
*	EnPro Industries Inc.	176,980	10,203
	G&K Services Inc. Class A	158,967	9,893
*	Wesco Aircraft Holdings Inc.	437,717	9,595
	Matson Inc.	361,937	9,450
	Knight Transportation Inc.	507,465	9,307
	MTS Systems Corp.	129,694	9,241
	Kaman Corp.	229,128	9,103
	Werner Enterprises Inc.	367,641	9,092
*	Greatbatch Inc.	203,874	9,019
	Otter Tail Corp.	306,415	8,969
*	TrueBlue Inc.	346,833	8,941
*	Rexnord Corp.	330,404	8,924
	AAR Corp.	317,725	8,900
*	Atlas Air Worldwide Holdings Inc.	211,529	8,704
	Albany International Corp.	240,813	8,652
*	Meritor Inc.	823,394	8,588
*	Tutor Perini Corp.	325,182	8,552
	Encore Wire Corp.	157,342	8,528
	Heartland Express Inc.	430,117	8,439
	Cubic Corp.	158,338	8,338
	Universal Forest Products Inc.	159,702	8,327
	McGrath RentCorp	206,125	8,204
	Booz Allen Hamilton Holding Corp. Class A	420,856	8,059
*	Navigant Consulting Inc.	417,975	8,025
*	Boise Cascade Co.	266,098	7,845
	Textainer Group Holdings Ltd.	190,405	7,658
*	H&E Equipment Services Inc.	252,828	7,491
	Altra Industrial Motion Corp.	216,477	7,408
*	Sykes Enterprises Inc.	334,398	7,293
	ESCO Technologies Inc.	212,609	7,284
	Insperity Inc.	194,422	7,024
*	Greenbrier Cos. Inc.	213,485	7,011
	Arkansas Best Corp.	206,552	6,957
	Schnitzer Steel Industries Inc.	210,192	6,867
	John Bean Technologies Corp.	232,433	6,817
	Standex International Corp.	107,836	6,781
	Hyster-Yale Materials Handling Inc.	69,630	6,487
*	Rofin-Sinar Technologies Inc.	237,730	6,423
	Mueller Water Products Inc. Class A	669,042	6,269

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	ManTech International Corp. Class A	202,571	6,063
*	Monster Worldwide Inc.	841,868	6,003
	Astec Industries Inc.	154,414	5,965
	AVX Corp.	427,080	5,949
	Quad/Graphics Inc.	214,445	5,839
	Comfort Systems USA Inc.	299,843	5,814
	Kelly Services Inc. Class A	229,173	5,716
*	Newport Corp.	314,243	5,678
*	Checkpoint Systems Inc.	350,119	5,521
	Materion Corp.	174,223	5,375
*	Nortek Inc.	71,568	5,339
	Park Electrochemical Corp.	167,415	4,808
	American Science & Engineering Inc.	66,285	4,767
*	Consolidated Graphics Inc.	69,498	4,687
	Kforce Inc.	227,919	4,663
	Resources Connection Inc.	318,871	4,569
*	Taminco Corp.	224,423	4,536
	Apogee Enterprises Inc.	115,578	4,150
	Black Box Corp.	134,285	4,002
*	TTM Technologies Inc.	453,879	3,894
*	TeleTech Holdings Inc.	149,062	3,569
*	Aegion Corp. Class A	162,009	3,546
*	CAI International Inc.	150,252	3,541
*	Air Transport Services Group Inc.	437,135	3,536
	Acacia Research Corp.	200,242	2,912
*	Layne Christensen Co.	159,021	2,716
*	Ply Gem Holdings Inc.	85,084	1,534
*	Dice Holdings Inc.	166,606	1,208
*	Multi-Fineline Electronix Inc.	71,129	988
*	Aeroflex Holding Corp.	143,514	933
*	Viasystems Group Inc.	34,871	477
			2,739,525
Oil & Gas (4.4%)
*	Superior Energy Services Inc.	1,347,673	35,862
*	WPX Energy Inc.	1,696,856	34,582
*	First Solar Inc.	630,289	34,439
	Patterson-UTI Energy Inc.	1,157,878	29,317
	Targa Resources Corp.	321,938	28,385
*	Newfield Exploration Co.	1,150,295	28,332
*,^	Ultra Petroleum Corp.	1,228,017	26,587
*	MRC Global Inc.	816,850	26,352
*	Oil States International Inc.	232,852	23,686
	Bristow Group Inc.	309,555	23,235
*	Unit Corp.	414,875	21,416
*	Helix Energy Solutions Group Inc.	849,319	19,687
	Western Refining Inc.	437,835	18,569
*	Exterran Holdings Inc.	500,937	17,132
*	SEACOR Holdings Inc.	163,167	14,881
*	Stone Energy Corp.	401,304	13,881
	Crosstex Energy Inc.	342,982	12,402
	Delek US Holdings Inc.	330,276	11,365
	PBF Energy Inc. Class A	334,445	10,522
*	GT Advanced Technologies Inc.	1,063,471	9,273
*	McDermott International Inc.	999,554	9,156
*	Key Energy Services Inc.	1,094,092	8,643
*	Newpark Resources Inc.	701,360	8,620
*	Hercules Offshore Inc.	1,282,320	8,373
*	Parker Drilling Co.	964,798	7,844
*	TETRA Technologies Inc.	632,873	7,822
	CVR Energy Inc.	146,932	6,381
*	Tesco Corp.	280,978	5,558
*	Basic Energy Services Inc.	338,694	5,345
	W&T Offshore Inc.	286,211	4,579
*	Contango Oil & Gas Co.	96,266	4,549

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Pioneer Energy Services Corp.	527,783	4,227
*	Clayton Williams Energy Inc.	51,307	4,205
^	EXCO Resources Inc.	761,647	4,044
*	Forest Oil Corp.	1,011,132	3,650
*	Willbros Group Inc.	336,471	3,170
	Alon USA Energy Inc.	173,982	2,878
*	Penn Virginia Corp.	275,852	2,601
*,^	Swift Energy Co.	174,052	2,350
*	Vantage Drilling Co.	772,210	1,421
*,^	EXCO Resources Inc. Rights Exp. 01/09/2014	1,012,319	162
			545,483
Technology (6.9%)
*	NCR Corp.	1,406,088	47,891
	Pitney Bowes Inc.	1,706,848	39,770
	Leidos Holdings Inc.	724,009	33,659
*	Brocade Communications Systems Inc.	3,762,789	33,376
*	ON Semiconductor Corp.	3,754,198	30,935
*	Ingram Micro Inc.	1,302,489	30,556
*	AOL Inc.	617,534	28,789
*	Teradyne Inc.	1,618,607	28,520
*	VeriFone Systems Inc.	923,085	24,757
*	ARRIS Group Inc.	934,937	22,780
	DST Systems Inc.	249,372	22,628
*,^	Advanced Micro Devices Inc.	5,198,052	20,116
*	Microsemi Corp.	794,051	19,812
	Compuware Corp.	1,738,661	19,490
*	Verint Systems Inc.	451,710	19,396
	j2 Global Inc.	373,604	18,684
	Lexmark International Inc. Class A	524,754	18,639
*	EchoStar Corp. Class A	358,730	17,836
*	Rovi Corp.	863,482	17,002
	Diebold Inc.	511,864	16,897
*	Polycom Inc.	1,440,075	16,172
*	Tech Data Corp.	303,098	15,640
*	SYNNEX Corp.	222,428	14,992
*	CACI International Inc. Class A	197,888	14,489
*	Synaptics Inc.	279,557	14,484
*	Fairchild Semiconductor International Inc. Class A	1,073,175	14,327
	ADTRAN Inc.	463,091	12,508
*	Unisys Corp.	370,984	12,454
	Intersil Corp. Class A	1,078,921	12,375
	Cypress Semiconductor Corp.	1,149,107	12,066
*	RF Micro Devices Inc.	2,265,760	11,691
	Science Applications International Corp.	352,120	11,645
*	NETGEAR Inc.	327,512	10,788
*	Progress Software Corp.	416,711	10,764
*	ScanSource Inc.	237,719	10,086
*	PMC - Sierra Inc.	1,460,253	9,389
*	Loral Space & Communications Inc.	108,617	8,796
*	QLogic Corp.	733,005	8,671
*	Cabot Microelectronics Corp.	189,288	8,651
*	Kulicke & Soffa Industries Inc.	641,767	8,536
	CDW Corp.	363,255	8,486
*	Insight Enterprises Inc.	357,697	8,123
	CSG Systems International Inc.	271,638	7,986
*	Dycom Industries Inc.	270,937	7,529
*	Amkor Technology Inc.	1,104,493	6,771
	West Corp.	247,213	6,356
*	Harmonic Inc.	851,828	6,287
*	CommScope Holding Co. Inc.	329,326	6,231
*	Spansion Inc. Class A	447,678	6,218
*	Digital River Inc.	268,389	4,965
*	IntraLinks Holdings Inc.	401,823	4,866
*	Emulex Corp.	645,888	4,625

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Comtech Telecommunications Corp.	132,165	4,166
	Epiq Systems Inc.	234,922	3,808
	Micrel Inc.	385,420	3,804
*	Benefitfocus Inc.	51,532	2,975
*	Mercury Systems Inc.	267,205	2,926
*	FormFactor Inc.	461,096	2,776
*	Pendrell Corp.	1,256,304	2,525
*	Endurance International Group Holdings Inc.	160,801	2,280
^	Ebix Inc.	137,567	2,025
*	Systemax Inc.	108,520	1,221
			857,006
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	770,632	19,867
*	Leap Wireless International Inc.	469,451	8,168
	Consolidated Communications Holdings Inc.	321,983	6,320
*	Vonage Holdings Corp.	1,393,986	4,642
	Atlantic Tele-Network Inc.	79,894	4,520
	United States Cellular Corp.	107,910	4,513
	EarthLink Inc.	861,174	4,366
*,^	NII Holdings Inc.	1,384,328	3,807
*	Iridium Communications Inc.	485,786	3,041
			59,244
Utilities (5.4%)
	AGL Resources Inc.	1,003,767	47,408
	UGI Corp.	964,081	39,971
	Aqua America Inc.	1,493,185	35,224
	Atmos Energy Corp.	768,205	34,892
	Westar Energy Inc. Class A	1,074,457	34,565
	Questar Corp.	1,479,387	34,011
	Great Plains Energy Inc.	1,299,814	31,507
	Vectren Corp.	695,956	24,706
	Cleco Corp.	510,806	23,814
	IDACORP Inc.	424,440	22,003
	Hawaiian Electric Industries Inc.	841,695	21,935
	Southwest Gas Corp.	391,667	21,898
	Piedmont Natural Gas Co. Inc.	641,624	21,276
	UNS Energy Corp.	333,442	19,956
	Portland General Electric Co.	659,617	19,920
	Black Hills Corp.	375,899	19,738
	UIL Holdings Corp.	477,101	18,488
	WGL Holdings Inc.	437,737	17,536
	ALLETE Inc.	344,163	17,167
	New Jersey Resources Corp.	355,126	16,421
	PNM Resources Inc.	673,040	16,234
	South Jersey Industries Inc.	272,157	15,230
	Avista Corp.	507,264	14,300
	NorthWestern Corp.	324,956	14,077
	Laclede Group Inc.	262,541	11,956
	El Paso Electric Co.	340,164	11,943
	MGE Energy Inc.	195,316	11,309
	Northwest Natural Gas Co.	228,139	9,769
	American States Water Co.	327,150	9,399
	California Water Service Group	383,151	8,839
	Empire District Electric Co.	363,013	8,237
*	Dynegy Inc. Class A	359,514	7,737
	Ormat Technologies Inc.	76,720	2,088
	Atlantic Power Corp.	507,155	1,765

			665,319
Total Common Stocks (Cost $9,377,593)			12,286,082

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2013

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	0.125%		141,534,341	141,534

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Freddie Mac Discount Notes	0.063%	3/17/14	4,000	3,999
Total Temporary Cash Investments (Cost $145,534)				145,533
Total Investments (100.6%) (Cost $9,523,127)				12,431,615
Other Assets and Liabilities—Net (-0.6%)[3]				(78,316)
Net Assets (100%)				12,353,299

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,629,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $76,159,000 of collateral received for securities on loan.
4 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

50

This page intentionally left blank.

© 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA480_022014

pwc

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the "Funds") as of December 31, 2013 and for the year then ended and have issued our unqualified report thereon dated February 14, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2013 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on the schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

February 14, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (16.1%)
	Las Vegas Sands Corp.	3,536,906	278,956
*	Liberty Global plc Class A	1,808,572	160,945
*	Liberty Media Corp. Class A	918,137	134,461
*	Liberty Global plc	1,582,532	133,439
*,^	Tesla Motors Inc.	750,159	112,809
*	DISH Network Corp. Class A	1,927,194	111,623
	Tractor Supply Co.	1,280,029	99,305
*	Sirius XM Holdings Inc.	27,454,522	95,816
*	LKQ Corp.	2,753,374	90,586
	Polaris Industries Inc.	588,304	85,681
*	Charter Communications Inc. Class A	618,599	84,600
*	TRW Automotive Holdings Corp.	1,053,428	78,364
	Advance Auto Parts Inc.	668,299	73,967
*	MGM Resorts International	3,055,116	71,856
	Royal Caribbean Cruises Ltd.	1,491,359	70,720
*	Jarden Corp.	1,092,414	67,020
*	Under Armour Inc. Class A	735,777	64,233
	Hanesbrands Inc.	908,533	63,843
	Lear Corp.	739,599	59,885
	Signet Jewelers Ltd.	738,177	58,095
*	Lululemon Athletica Inc.	980,182	57,860
	Foot Locker Inc.	1,362,822	56,475
*	Ulta Salon Cosmetics & Fragrance Inc.	584,662	56,432
	Dick's Sporting Goods Inc.	933,444	54,233
*	Toll Brothers Inc.	1,451,424	53,703
	GNC Holdings Inc. Class A	867,595	50,711
	Williams-Sonoma Inc.	817,449	47,641
	Dunkin' Brands Group Inc.	976,146	47,050
	Gentex Corp.	1,326,200	43,751
	Tupperware Brands Corp.	462,685	43,738
*	Panera Bread Co. Class A	244,430	43,188
*	Groupon Inc.	3,417,675	40,226
*	NVR Inc.	38,211	39,205
*	Sally Beauty Holdings Inc.	1,272,177	38,458
	Brunswick Corp.	830,785	38,266
*	Visteon Corp.	460,095	37,677
*	AMC Networks Inc. Class A	544,407	37,080
*	Fifth & Pacific Cos. Inc.	1,127,034	36,144
	Carter's Inc.	501,645	36,013
	Domino's Pizza Inc.	510,497	35,556
	Service Corp. International	1,943,680	35,239
	Sotheby's	628,373	33,429
	Six Flags Entertainment Corp.	879,219	32,373
*	Madison Square Garden Co. Class A	561,603	32,337
	Cinemark Holdings Inc.	953,871	31,793
*	Tenneco Inc.	560,927	31,732
	Wolverine World Wide Inc.	923,652	31,367
*	Lamar Advertising Co. Class A	597,977	31,244
*	Tempur Sealy International Inc.	556,484	30,028
	DSW Inc. Class A	668,718	28,574
*	Cabela's Inc.	428,017	28,532
	Brinker International Inc.	612,143	28,367
*	Bally Technologies Inc.	357,840	28,073
	Chico's FAS Inc.	1,475,144	27,792
*	Deckers Outdoor Corp.	317,347	26,803
	Dana Holding Corp.	1,346,773	26,424
*	Hyatt Hotels Corp. Class A	532,686	26,347
*	Lumber Liquidators Holdings Inc.	252,533	25,983
*,^	JC Penney Co. Inc.	2,791,458	25,542
*	Live Nation Entertainment Inc.	1,292,273	25,535
	CST Brands Inc.	693,736	25,474

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Buffalo Wild Wings Inc.	172,774	25,432
*	Apollo Education Group Inc.	914,261	24,978
*	Ascena Retail Group Inc.	1,175,807	24,880
	Vail Resorts Inc.	330,301	24,849
*	Starz	847,003	24,766
	Pool Corp.	419,653	24,399
	Cracker Barrel Old Country Store Inc.	218,736	24,076
	Sinclair Broadcast Group Inc. Class A	668,978	23,903
	John Wiley & Sons Inc. Class A	426,199	23,526
*	Norwegian Cruise Line Holdings Ltd.	655,545	23,252
*	HomeAway Inc.	568,234	23,229
*	DreamWorks Animation SKG Inc. Class A	653,119	23,186
*	Office Depot Inc.	4,367,302	23,103
	Abercrombie & Fitch Co.	697,658	22,960
	Wendy's Co.	2,607,974	22,742
	Thor Industries Inc.	409,938	22,641
	American Eagle Outfitters Inc.	1,555,225	22,395
	Pier 1 Imports Inc.	962,222	22,208
	Allison Transmission Holdings Inc.	780,745	21,556
	Dillard's Inc. Class A	221,178	21,501
	Men's Wearhouse Inc.	416,628	21,281
	Cheesecake Factory Inc.	440,389	21,258
	Aaron's Inc.	697,993	20,521
*	Steven Madden Ltd.	546,512	19,997
*	Jack in the Box Inc.	395,172	19,766
*,^	Sears Holdings Corp.	400,341	19,633
	HSN Inc.	308,811	19,239
*	Iconix Brand Group Inc.	471,025	18,700
*	Five Below Inc.	431,285	18,631
	New York Times Co. Class A	1,169,097	18,554
	DeVry Education Group Inc.	521,408	18,510
	Ryland Group Inc.	425,385	18,466
	Penske Automotive Group Inc.	389,440	18,366
*	Grand Canyon Education Inc.	411,294	17,932
*	Conn's Inc.	226,612	17,855
	Meredith Corp.	344,536	17,847
*	Shutterfly Inc.	347,403	17,693
*,^	Outerwall Inc.	258,538	17,392
*	Big Lots Inc.	535,552	17,293
*	Life Time Fitness Inc.	362,844	17,054
*	Restoration Hardware Holdings Inc.	252,968	17,025
	Hillenbrand Inc.	578,261	17,012
*	Murphy USA Inc.	407,779	16,947
	Guess? Inc.	544,941	16,931
	Rent-A-Center Inc.	491,589	16,390
*	Genesco Inc.	220,853	16,136
*,^	Hibbett Sports Inc.	239,632	16,106
*	Dorman Products Inc.	279,178	15,653
	Monro Muffler Brake Inc.	274,886	15,493
*	Asbury Automotive Group Inc.	287,189	15,434
	Texas Roadhouse Inc. Class A	554,177	15,406
*	ANN Inc.	420,652	15,379
	Morningstar Inc.	195,966	15,303
*	Meritage Homes Corp.	313,158	15,028
	La-Z-Boy Inc.	483,858	15,000
*	Marriott Vacations Worldwide Corp.	280,139	14,780
	Nexstar Broadcasting Group Inc. Class A	263,822	14,703
*	Vitamin Shoppe Inc.	279,460	14,535
	Lithia Motors Inc. Class A	206,783	14,355
*	Express Inc.	765,885	14,299
	Choice Hotels International Inc.	289,902	14,237
	Regal Entertainment Group Class A	725,858	14,118
*	Jos A Bank Clothiers Inc.	257,825	14,111
*	Pinnacle Entertainment Inc.	540,867	14,057

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	KB Home	762,759	13,943
	Buckle Inc.	263,429	13,846
	Group 1 Automotive Inc.	194,802	13,835
*	Helen of Troy Ltd.	277,542	13,741
	Cooper Tire & Rubber Co.	559,217	13,444
	Papa John's International Inc.	295,404	13,411
^	Sturm Ruger & Co. Inc.	177,680	12,987
*	Crocs Inc.	815,509	12,983
	Finish Line Inc. Class A	460,220	12,964
*	American Axle & Manufacturing Holdings Inc.	623,005	12,740
	Bob Evans Farms Inc.	250,473	12,671
*	Standard Pacific Corp.	1,392,689	12,604
	Burger King Worldwide Inc.	550,457	12,583
	DineEquity Inc.	149,855	12,520
*	Orient-Express Hotels Ltd. Class A	819,890	12,389
*	Skechers U.S.A. Inc. Class A	366,658	12,147
	Valassis Communications Inc.	351,580	12,042
*	Children's Place Retail Stores Inc.	206,225	11,749
	Interval Leisure Group Inc.	377,417	11,662
*	Krispy Kreme Doughnuts Inc.	602,487	11,622
*	MDC Holdings Inc.	360,212	11,613
*	Fiesta Restaurant Group Inc.	221,961	11,595
*	G-III Apparel Group Ltd.	151,476	11,177
	National CineMedia Inc.	553,474	11,047
	Matthews International Corp. Class A	258,812	11,028
	Oxford Industries Inc.	136,128	10,981
*	Select Comfort Corp.	512,514	10,809
	Brown Shoe Co. Inc.	379,958	10,692
	Jones Group Inc.	712,422	10,658
*	Quiksilver Inc.	1,199,820	10,522
	Churchill Downs Inc.	115,721	10,374
	Drew Industries Inc.	200,898	10,286
*	Bloomin' Brands Inc.	422,502	10,144
*	Tumi Holdings Inc.	448,928	10,123
	SeaWorld Entertainment Inc.	351,350	10,108
*	LifeLock Inc.	611,339	10,032
*	Loral Space & Communications Inc.	122,147	9,891
*	Ascent Capital Group Inc. Class A	115,019	9,841
*	Sonic Corp.	478,449	9,660
	Columbia Sportswear Co.	118,026	9,295
*	iRobot Corp.	263,797	9,172
	International Speedway Corp. Class A	257,409	9,135
*	Red Robin Gourmet Burgers Inc.	123,874	9,110
*	Penn National Gaming Inc.	630,163	9,030
*	Multimedia Games Holding Co. Inc.	276,214	8,662
*	AFC Enterprises Inc.	221,203	8,516
*	Gentherm Inc.	316,904	8,496
^	Weight Watchers International Inc.	255,493	8,413
*,^	Smith & Wesson Holding Corp.	610,633	8,237
*	Biglari Holdings Inc.	16,243	8,229
	Core-Mark Holding Co. Inc.	107,639	8,173
	Cato Corp. Class A	256,212	8,148
	Capella Education Co.	121,658	8,083
	Scholastic Corp.	235,388	8,006
*	Boyd Gaming Corp.	693,863	7,813
*	Scientific Games Corp. Class A	460,461	7,796
	Sonic Automotive Inc. Class A	316,214	7,741
*	Francesca's Holdings Corp.	419,959	7,731
	Ethan Allen Interiors Inc.	251,618	7,654
	Movado Group Inc.	172,767	7,603
	Arctic Cat Inc.	131,246	7,478
*	American Public Education Inc.	170,476	7,411
*	BJ's Restaurants Inc.	238,352	7,403
*	Winnebago Industries Inc.	263,959	7,246

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	CEC Entertainment Inc.	162,572	7,199
	Regis Corp.	489,314	7,100
*	Caesars Entertainment Corp.	326,011	7,022
	Fred's Inc. Class A	376,867	6,980
*	Beazer Homes USA Inc.	285,043	6,961
	Stage Stores Inc.	312,929	6,953
	Standard Motor Products Inc.	187,129	6,886
*	EW Scripps Co. Class A	314,573	6,833
*	Denny's Corp.	949,909	6,830
*,^	Aeropostale Inc.	720,103	6,546
*	Federal-Mogul Corp.	330,282	6,500
*	Steiner Leisure Ltd.	131,104	6,449
*	Pep Boys-Manny Moe & Jack	509,534	6,186
*	Blue Nile Inc.	127,802	6,018
	Haverty Furniture Cos. Inc.	191,788	6,003
*	Hovnanian Enterprises Inc. Class A	882,020	5,839
*	FTD Cos. Inc.	176,581	5,753
*	Overstock.com Inc.	185,117	5,700
*	Modine Manufacturing Co.	440,148	5,643
*	Taylor Morrison Home Corp. Class A	249,183	5,594
*	Universal Electronics Inc.	145,733	5,554
*	Zumiez Inc.	213,192	5,543
	World Wrestling Entertainment Inc. Class A	331,207	5,491
*	Barnes & Noble Inc.	366,065	5,473
*	K12 Inc.	246,827	5,368
	Ruth's Hospitality Group Inc.	375,716	5,339
*	Cumulus Media Inc. Class A	688,870	5,325
*	M/I Homes Inc.	208,015	5,294
*	Bright Horizons Family Solutions Inc.	142,917	5,251
*	Rentrak Corp.	136,325	5,165
*	Tuesday Morning Corp.	319,140	5,093
*	Unifi Inc.	185,331	5,048
*	ITT Educational Services Inc.	150,333	5,048
*	Vera Bradley Inc.	209,801	5,044
	Nutrisystem Inc.	304,778	5,011
	Callaway Golf Co.	580,248	4,891
*	Gray Television Inc.	326,046	4,852
	Superior Industries International Inc.	223,949	4,620
*	Mattress Firm Holding Corp.	103,280	4,445
*,^	Tile Shop Holdings Inc.	244,107	4,411
*	Carmike Cinemas Inc.	157,983	4,398
	PetMed Express Inc.	263,092	4,375
	Big 5 Sporting Goods Corp.	217,844	4,318
*	Libbey Inc.	201,159	4,224
	Destination Maternity Corp.	139,390	4,165
*	VOXX International Corp. Class A	247,722	4,137
*	Ruby Tuesday Inc.	589,452	4,085
	Clear Channel Outdoor Holdings Inc. Class A	399,274	4,049
*	Chuy's Holdings Inc.	109,228	3,934
*	Strayer Education Inc.	114,028	3,931
	NACCO Industries Inc. Class A	62,221	3,870
	Harte-Hanks Inc.	474,513	3,711
*	Kirkland's Inc.	155,873	3,690
*	Cavco Industries Inc.	53,448	3,672
*	Container Store Group Inc.	78,584	3,663
*	Cooper-Standard Holding Inc.	73,900	3,629
*	Journal Communications Inc. Class A	389,223	3,624
*	Del Frisco's Restaurant Group Inc.	150,238	3,541
	Entravision Communications Corp. Class A	581,230	3,540
	Speedway Motorsports Inc.	173,752	3,449
*,^	Media General Inc.	152,491	3,446
	Stein Mart Inc.	254,147	3,418
	Shoe Carnival Inc.	115,366	3,347
*	Zale Corp.	211,566	3,336

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Digital Generation Inc.	259,221	3,305
*	LeapFrog Enterprises Inc.	413,524	3,283
*	Career Education Corp.	575,637	3,281
*	MarineMax Inc.	202,834	3,262
*	Hilton Worldwide Holdings Inc.	146,560	3,261
*	Costa Inc.	141,814	3,082
*	America's Car-Mart Inc.	71,056	3,001
*	Stoneridge Inc.	231,241	2,948
	Universal Technical Institute Inc.	203,486	2,830
	Saga Communications Inc. Class A	55,516	2,792
*,^	Noodles & Co. Class A	76,350	2,742
*	Christopher & Banks Corp.	309,051	2,639
*	Wet Seal Inc. Class A	958,824	2,618
*	Morgans Hotel Group Co.	316,079	2,570
	Marcus Corp.	189,802	2,551
*	Bridgepoint Education Inc.	141,997	2,515
	Spartan Motors Inc.	369,681	2,477
	Town Sports International Holdings Inc.	166,320	2,455
	Marine Products Corp.	242,928	2,441
*,^	RadioShack Corp.	922,324	2,398
*	Fuel Systems Solutions Inc.	167,606	2,325
*	Citi Trends Inc.	135,508	2,304
	Strattec Security Corp.	50,676	2,264
*	hhgregg Inc.	159,657	2,230
*	Nautilus Inc.	262,423	2,212
*	Jamba Inc.	176,103	2,189
*	RetailMeNot Inc.	75,757	2,181
*	Motorcar Parts of America Inc.	112,871	2,178
*	William Lyon Homes Class A	97,700	2,163
*	Tower International Inc.	100,597	2,153
	Collectors Universe Inc.	124,595	2,137
	Carriage Services Inc. Class A	108,155	2,112
	AH Belo Corp. Class A	266,351	1,990
*	Famous Dave's Of America Inc.	106,560	1,950
*	Education Management Corp.	190,783	1,925
*	TRI Pointe Homes Inc.	94,965	1,893
*	McClatchy Co. Class A	544,895	1,853
*	Burlington Stores Inc.	57,784	1,849
*	Sears Hometown and Outlet Stores Inc.	72,497	1,849
	Flexsteel Industries Inc.	59,327	1,823
*	Bravo Brio Restaurant Group Inc.	108,524	1,766
*	Dixie Group Inc.	132,074	1,743
*	Tandy Leather Factory Inc.	173,075	1,689
	Mac-Gray Corp.	78,557	1,668
	Culp Inc.	81,545	1,668
	CSS Industries Inc.	58,002	1,663
	Lifetime Brands Inc.	104,887	1,650
	bebe stores inc	305,509	1,625
*	Destination XL Group Inc.	246,387	1,619
	Bassett Furniture Industries Inc.	103,360	1,579
	JAKKS Pacific Inc.	223,879	1,507
	Cherokee Inc.	108,760	1,501
	Weyco Group Inc.	50,898	1,498
	Remy International Inc.	63,829	1,488
*	Corinthian Colleges Inc.	816,785	1,454
	RG Barry Corp.	75,240	1,452
*	Orbitz Worldwide Inc.	197,059	1,415
*	Entercom Communications Corp. Class A	134,221	1,411
*	ValueVision Media Inc. Class A	199,419	1,394
*	Monarch Casino & Resort Inc.	69,320	1,392
	Bon-Ton Stores Inc.	85,107	1,386
*	West Marine Inc.	96,752	1,377
	ClubCorp Holdings Inc.	77,421	1,373
*	MTR Gaming Group Inc.	265,154	1,368

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Winmark Corp.	14,711	1,363
*	Isle of Capri Casinos Inc.	151,237	1,361
*	Perry Ellis International Inc.	85,527	1,350
	Hooker Furniture Corp.	80,015	1,335
*	Central European Media Enterprises Ltd. Class A	345,300	1,326
*	Gaiam Inc. Class A	198,738	1,316
	Rocky Brands Inc.	89,284	1,301
*	Black Diamond Inc.	97,561	1,300
^	Blyth Inc.	117,343	1,277
	Ambassadors Group Inc.	269,686	1,254
*	Luby's Inc.	161,582	1,247
	Escalade Inc.	105,152	1,238
*	1-800-Flowers.com Inc. Class A	225,149	1,218
*	Nathan's Famous Inc.	23,665	1,193
*	Crown Media Holdings Inc. Class A	335,758	1,185
*	Diamond Resorts International Inc.	63,737	1,177
*	Shiloh Industries Inc.	59,757	1,165
	Beasley Broadcasting Group Inc. Class A	131,564	1,149
*	Rick's Cabaret International Inc.	93,202	1,079
	Ark Restaurants Corp.	46,300	1,026
*	Zagg Inc.	227,679	990
*	Carrols Restaurant Group Inc.	145,551	962
*	Kona Grill Inc.	51,767	959
*	Charles & Colvard Ltd.	179,886	908
*	Emmis Communications Corp. Class A	334,355	899
*	Trans World Entertainment Corp.	195,751	865
*	Systemax Inc.	76,163	857
	Lincoln Educational Services Corp.	171,957	856
	Frisch's Restaurants Inc.	32,765	840
*	Ballantyne Strong Inc.	180,582	836
*	Cache Inc.	152,892	830
*	Delta Apparel Inc.	48,659	826
*	Insignia Systems Inc.	291,212	795
*,^	SFX Entertainment Inc.	62,847	754
*	Red Lion Hotels Corp.	123,596	748
*	Vince Holding Corp.	23,598	724
*	Geeknet Inc.	39,271	710
*	Tilly's Inc. Class A	61,551	705
*	Century Casinos Inc.	130,616	680
*	Joe's Jeans Inc.	612,767	674
*	UQM Technologies Inc.	314,513	673
	Einstein Noah Restaurant Group Inc.	45,320	657
*	Extended Stay America Inc.	24,890	654
*	Full House Resorts Inc.	222,501	623
	Dover Motorsports Inc.	244,223	613
*	Gaming Partners International Corp.	74,766	612
*	Lakes Entertainment Inc.	128,112	506
	Johnson Outdoors Inc. Class A	17,636	475
*	Emerson Radio Corp.	246,030	467
*	ReachLocal Inc.	34,250	435
*	Reading International Inc. Class A	55,497	416
*	Perfumania Holdings Inc.	64,749	411
*	Harris Interactive Inc.	204,712	409
*	Vitacost.com Inc.	66,827	387
*	Dover Downs Gaming & Entertainment Inc.	247,196	366
*	Radio One Inc.	94,133	357
*	Potbelly Corp.	13,681	332
*	Hollywood Media Corp.	237,174	331
*	Martha Stewart Living Omnimedia Inc. Class A	78,537	330
*	Learning Tree International Inc.	100,833	316
*	Lee Enterprises Inc.	87,498	304
	Gordmans Stores Inc.	39,332	302
*	Skyline Corp.	56,914	293
*	Stanley Furniture Co. Inc.	76,192	293

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Forward Industries Inc.	190,865	292
	Superior Uniform Group Inc.	18,311	283
*,^	dELiA*s Inc.	291,585	256
*	New York & Co. Inc.	58,103	254
*	Spanish Broadcasting System Inc.	73,134	245
*	Books-A-Million Inc.	101,558	235
*,^	Comstock Holding Cos. Inc. Class A	112,628	225
*	Summer Infant Inc.	115,095	208
*	Premier Exhibitions Inc.	178,455	207
*	Cambium Learning Group Inc.	117,787	196
*	Cobra Electronics Corp.	62,713	187
*	NTN Buzztime Inc.	287,989	181
*	CafePress Inc.	18,473	117
*	Coldwater Creek Inc.	136,879	102
*	Lakeland Industries Inc.	17,187	91
*	Cosi Inc.	48,560	82
*,^	Dex Media Inc.	11,940	81
*	American Apparel Inc.	63,304	78
*	US Auto Parts Network Inc.	29,615	73
*	Appliance Recycling Centers of America Inc.	24,098	70
*	SPAR Group Inc.	33,227	64
*	Wells-Gardner Electronics Corp.	29,185	53
*	Pacific Sunwear of California Inc.	13,375	45
*	Kid Brands Inc.	43,645	45
*	Nevada Gold & Casinos Inc.	30,913	42
*	Sport Chalet Inc. Class A	27,740	30
*	UCP Inc.	2,028	30
*	Entertainment Gaming Asia Inc.	22,710	27
*	Hallwood Group Inc.	1,737	17
*	Skullcandy Inc.	1,498	11
*	Digital Cinema Destinations Corp. Class A	400	2
*	Hastings Entertainment Inc.	603	1
*	Here Media Inc.	12,670	—
			5,890,852
Consumer Staples (3.5%)
	Bunge Ltd.	1,350,936	110,925
*,^	Green Mountain Coffee Roasters Inc.	1,203,032	90,925
	Church & Dwight Co. Inc.	1,271,392	84,268
	Nu Skin Enterprises Inc. Class A	543,222	75,084
	Energizer Holdings Inc.	571,451	61,854
^	Herbalife Ltd.	758,370	59,684
	Ingredion Inc.	698,936	47,849
*	Hain Celestial Group Inc.	438,091	39,770
*	Rite Aid Corp.	7,697,607	38,950
	Hillshire Brands Co.	1,131,364	37,833
*	WhiteWave Foods Co. Class A	1,591,220	36,503
	Flowers Foods Inc.	1,607,281	34,508
*	United Natural Foods Inc.	453,296	34,174
*	Darling International Inc.	1,448,356	30,242
	Casey's General Stores Inc.	353,043	24,801
*	TreeHouse Foods Inc.	334,935	23,084
	Harris Teeter Supermarkets Inc.	455,359	22,472
*	Boston Beer Co. Inc. Class A	80,334	19,424
	PriceSmart Inc.	158,666	18,332
	B&G Foods Inc.	488,101	16,551
	Lancaster Colony Corp.	178,498	15,735
*	Fresh Market Inc.	368,935	14,942
	Dean Foods Co.	862,581	14,828
*	Post Holdings Inc.	300,823	14,822
	Andersons Inc.	161,722	14,421
*	Sprouts Farmers Market Inc.	365,771	14,057
	Spectrum Brands Holdings Inc.	197,626	13,942
	Sanderson Farms Inc.	186,629	13,499
*	SUPERVALU Inc.	1,812,056	13,210

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Snyders-Lance Inc.	454,615	13,056
	J&J Snack Foods Corp.	135,082	11,967
	Universal Corp.	213,585	11,662
*,^	Susser Holdings Corp.	165,901	10,865
	Pinnacle Foods Inc.	383,810	10,539
	WD-40 Co.	133,394	9,962
	Fresh Del Monte Produce Inc.	345,046	9,765
	Vector Group Ltd.	558,326	9,140
*	Pilgrim's Pride Corp.	549,138	8,923
*	Elizabeth Arden Inc.	239,646	8,495
*	Boulder Brands Inc.	523,721	8,306
	Cal-Maine Foods Inc.	136,508	8,222
	Spartan Stores Inc.	334,898	8,131
	Coty Inc. Class A	527,065	8,038
*	Seaboard Corp.	2,801	7,829
	Tootsie Roll Industries Inc.	209,210	6,808
*	Annie's Inc.	154,970	6,670
	Weis Markets Inc.	110,232	5,794
*	Diamond Foods Inc.	218,076	5,635
	Inter Parfums Inc.	145,550	5,212
*	Chiquita Brands International Inc.	417,276	4,882
*	USANA Health Sciences Inc.	58,804	4,444
*	Medifast Inc.	159,573	4,170
	Calavo Growers Inc.	123,536	3,738
*	Revlon Inc. Class A	145,302	3,627
*	Pantry Inc.	210,101	3,525
*	National Beverage Corp.	174,342	3,515
	Coca-Cola Bottling Co. Consolidated	45,533	3,333
	Ingles Markets Inc. Class A	122,276	3,314
*	Chefs' Warehouse Inc.	112,463	3,279
*	Central Garden and Pet Co. Class A	476,734	3,218
*	Natural Grocers by Vitamin Cottage Inc.	64,174	2,724
	Roundy's Inc.	263,772	2,601
*	Alliance One International Inc.	842,156	2,569
*	Nutraceutical International Corp.	87,560	2,345
	John B Sanfilippo & Son Inc.	92,466	2,282
*	Seneca Foods Corp. Class A	65,786	2,098
*	Harbinger Group Inc.	175,406	2,079
	Oil-Dri Corp. of America	52,194	1,975
*	Farmer Bros Co.	79,219	1,843
*	Fairway Group Holdings Corp.	93,892	1,701
	Limoneira Co.	63,790	1,696
*	Omega Protein Corp.	133,951	1,646
	United-Guardian Inc.	56,614	1,592
	Village Super Market Inc. Class A	47,108	1,461
*,^	Star Scientific Inc.	1,238,271	1,436
	Alico Inc.	36,449	1,417
	Lifeway Foods Inc.	86,865	1,388
	Female Health Co.	157,245	1,337
	Rocky Mountain Chocolate Factory Inc.	111,705	1,297
	Orchids Paper Products Co.	37,259	1,224
*	Inventure Foods Inc.	85,092	1,128
*	Craft Brew Alliance Inc.	67,364	1,106
*,^	S&W Seed Co.	155,550	1,081
	Arden Group Inc.	8,037	1,017
*	Lifevantage Corp.	570,454	941
	Nature's Sunshine Products Inc.	49,551	858
*	Synutra International Inc.	93,740	832
	MGP Ingredients Inc.	153,708	798
*	Natural Alternatives International Inc.	112,367	627
*,^	Pizza Inn Holdings Inc.	56,876	461
*	IGI Laboratories Inc.	88,519	270
*	Primo Water Corp.	58,242	153
*	Mannatech Inc.	7,432	126

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Reliv International Inc.	44,259	124
*	Reed's Inc.	14,906	119
*	Crumbs Bake Shop Inc.	97,703	79
*	Crystal Rock Holdings Inc.	42,584	40
*	Castle Brands Inc.	20,100	15
			1,299,239
Energy (5.8%)
*	Concho Resources Inc.	960,927	103,780
	HollyFrontier Corp.	1,814,639	90,169
*	Cheniere Energy Inc.	2,007,096	86,546
	Cimarex Energy Co.	793,687	83,266
	Core Laboratories NV	414,292	79,109
	Oceaneering International Inc.	992,781	78,311
*	Whiting Petroleum Corp.	1,083,615	67,043
*	Oil States International Inc.	505,875	51,458
	SM Energy Co.	613,931	51,024
*	Gulfport Energy Corp.	771,006	48,689
	Energen Corp.	663,144	46,917
*	Cobalt International Energy Inc.	2,716,518	44,687
*	Continental Resources Inc.	391,886	44,095
*	Dresser-Rand Group Inc.	699,843	41,732
*	Oasis Petroleum Inc.	872,817	40,996
*	Dril-Quip Inc.	372,297	40,927
*	Superior Energy Services Inc.	1,463,284	38,938
	Patterson-UTI Energy Inc.	1,311,081	33,197
*	Ultra Petroleum Corp.	1,405,520	30,429
	World Fuel Services Corp.	669,104	28,879
*	Atwood Oceanics Inc.	529,191	28,253
*	Kodiak Oil & Gas Corp.	2,439,276	27,344
*	Rosetta Resources Inc.	561,671	26,983
	Tidewater Inc.	453,984	26,908
	SemGroup Corp. Class A	390,698	25,485
	Bristow Group Inc.	334,496	25,107
	Targa Resources Corp.	265,891	23,444
*	Antero Resources Corp.	334,762	21,237
	CARBO Ceramics Inc.	182,136	21,224
	Western Refining Inc.	496,577	21,060
*	Helix Energy Solutions Group Inc.	904,385	20,964
*	Unit Corp.	402,244	20,764
*,^	SandRidge Energy Inc.	3,322,403	20,167
*	McDermott International Inc.	2,175,739	19,930
*	Diamondback Energy Inc.	366,678	19,383
	Energy XXI Bermuda Ltd.	695,454	18,819
*	Exterran Holdings Inc.	537,736	18,391
*	PDC Energy Inc.	330,360	17,582
*	Carrizo Oil & Gas Inc.	380,106	17,017
*	Stone Energy Corp.	461,524	15,964
*	SEACOR Holdings Inc.	172,650	15,746
*	Laredo Petroleum Holdings Inc.	538,519	14,912
*	Hornbeck Offshore Services Inc.	297,779	14,660
*	Alpha Natural Resources Inc.	2,034,852	14,529
	Crosstex Energy Inc.	398,913	14,425
*	Forum Energy Technologies Inc.	483,287	13,658
*	Bill Barrett Corp.	450,352	12,060
	Delek US Holdings Inc.	343,129	11,807
	PBF Energy Inc. Class A	365,539	11,500
*	Bonanza Creek Energy Inc.	262,849	11,426
*	Geospace Technologies Corp.	119,149	11,299
*	Magnum Hunter Resources Corp.	1,490,703	10,897
	Gulfmark Offshore Inc.	226,914	10,694
*	Kosmos Energy Ltd.	929,137	10,388
*	Newpark Resources Inc.	830,625	10,208
*	Cloud Peak Energy Inc.	559,770	10,076
	RPC Inc.	549,758	9,813

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Hercules Offshore Inc.	1,472,437	9,615
*	C&J Energy Services Inc.	415,501	9,598
*	Key Energy Services Inc.	1,199,874	9,479
*	Parker Drilling Co.	1,136,440	9,239
*	Matador Resources Co.	491,476	9,161
*,^	Halcon Resources Corp.	2,368,556	9,143
*	TETRA Technologies Inc.	732,899	9,059
*	EPL Oil & Gas Inc.	313,696	8,940
*	Sanchez Energy Corp.	363,481	8,909
^	Arch Coal Inc.	1,992,230	8,865
*	Northern Oil and Gas Inc.	542,355	8,173
*,^	Clean Energy Fuels Corp.	632,028	8,140
	Comstock Resources Inc.	432,435	7,909
*	Rex Energy Corp.	399,984	7,884
*	Matrix Service Co.	302,483	7,402
*	Contango Oil & Gas Co.	141,427	6,684
^	EXCO Resources Inc.	1,239,305	6,581
*	Approach Resources Inc.	322,140	6,214
	CVR Energy Inc.	142,327	6,181
	Frank's International NV	225,771	6,096
*	Swift Energy Co.	416,639	5,625
	W&T Offshore Inc.	335,947	5,375
*	Era Group Inc.	168,484	5,199
*	Goodrich Petroleum Corp.	305,324	5,197
*,^	Quicksilver Resources Inc.	1,627,526	4,996
*	Clayton Williams Energy Inc.	60,700	4,974
*	Pioneer Energy Services Corp.	601,464	4,818
*	Tesco Corp.	242,682	4,800
*	Willbros Group Inc.	507,921	4,785
	Green Plains Renewable Energy Inc.	233,469	4,527
*	Triangle Petroleum Corp.	542,803	4,516
*	Basic Energy Services Inc.	276,554	4,364
*	Penn Virginia Corp.	457,739	4,316
*	Forest Oil Corp.	1,138,483	4,110
*	Resolute Energy Corp.	435,368	3,931
*	ION Geophysical Corp.	1,161,707	3,834
*	Synergy Resources Corp.	408,474	3,782
*	Rentech Inc.	2,155,045	3,771
*	Vaalco Energy Inc.	543,465	3,744
*	Abraxas Petroleum Corp.	1,133,887	3,719
	Gulf Island Fabrication Inc.	153,264	3,559
*,^	Solazyme Inc.	304,484	3,316
*	Vantage Drilling Co.	1,706,062	3,139
*	PHI Inc.	75,566	3,002
*	RigNet Inc.	61,992	2,971
*	Athlon Energy Inc.	96,658	2,924
*,^	Miller Energy Resources Inc.	407,403	2,868
*	Endeavour International Corp.	514,383	2,700
*	Dawson Geophysical Co.	75,223	2,544
	Alon USA Energy Inc.	147,924	2,447
*	Emerald Oil Inc.	317,171	2,430
*	Mitcham Industries Inc.	135,431	2,398
*	BPZ Resources Inc.	1,312,314	2,388
*	Natural Gas Services Group Inc.	85,183	2,348
*	PetroQuest Energy Inc.	539,416	2,330
*	Westmoreland Coal Co.	119,899	2,313
*,^	Nuverra Environmental Solutions Inc.	133,004	2,233
*	REX American Resources Corp.	49,305	2,204
*	Gastar Exploration Inc.	310,741	2,150
*	Callon Petroleum Co.	327,873	2,141
*,^	Cal Dive International Inc.	1,052,053	2,115
*	Warren Resources Inc.	671,284	2,108
	Bolt Technology Corp.	93,804	2,065
	Evolution Petroleum Corp.	161,934	1,998

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Harvest Natural Resources Inc.	394,405	1,783
*	FX Energy Inc.	459,948	1,683
*,^	Hyperdynamics Corp.	367,636	1,496
	Panhandle Oil and Gas Inc. Class A	44,536	1,488
*,^	James River Coal Co.	929,664	1,255
*,^	Uranium Energy Corp.	621,983	1,244
*	Apco Oil and Gas International Inc.	78,686	1,227
*,^	ZaZa Energy Corp.	1,262,213	1,206
*	Midstates Petroleum Co. Inc.	177,883	1,178
	Adams Resources & Energy Inc.	16,653	1,141
*	PHI Inc.	25,732	1,117
*	Renewable Energy Group Inc.	93,538	1,072
*	US Energy Corp. Wyoming	269,858	1,015
*,^	CAMAC Energy Inc.	678,289	1,004
*	Isramco Inc.	6,745	857
*,^	Amyris Inc.	145,572	770
*,^	Royale Energy Inc.	291,305	752
*	TGC Industries Inc.	88,827	648
*	Saratoga Resources Inc.	501,406	572
*,^	Gevo Inc.	393,202	562
	Hallador Energy Co.	64,228	518
*,^	Uranium Resources Inc.	161,500	489
*	Forbes Energy Services Ltd.	130,816	428
*	Jones Energy Inc.	28,271	409
*	Magellan Petroleum Corp.	330,749	344
*,^	Zion Oil & Gas Inc.	234,790	331
*	Syntroleum Corp.	91,723	310
*	Pyramid Oil Co.	56,343	285
*	Global Geophysical Services Inc.	174,798	281
*,^	Uranerz Energy Corp.	215,880	276
*	Double Eagle Petroleum Co.	116,717	272
*,^	Lucas Energy Inc.	233,203	225
*	Tengasco Inc.	558,194	218
*,^	EXCO Resources Inc. Rights	1,239,305	198
*,^	GreenHunter Resources Inc.	142,231	165
*,^	Ceres Inc.	114,694	158
*	FieldPoint Petroleum Corp.	35,776	147
*	Barnwell Industries Inc.	46,909	141
*	PrimeEnergy Corp.	2,726	128
^	USEC Inc.	18,106	120
*	Lilis Energy Inc.	44,772	103
*,^	BioFuel Energy Corp.	50,981	88
*	PostRock Energy Corp.	45,606	53
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	19
*	Pacific Ethanol Inc.	1,145	6
			2,116,444
Financials (22.4%)
*	Affiliated Managers Group Inc.	485,007	105,188
	CIT Group Inc.	1,827,958	95,291
	SL Green Realty Corp.	866,339	80,032
	Fidelity National Financial Inc. Class A	2,280,501	74,002
*	Markel Corp.	127,444	73,962
	Willis Group Holdings plc	1,623,422	72,746
	Realty Income Corp.	1,882,383	70,269
	Everest Re Group Ltd.	437,545	68,200
	New York Community Bancorp Inc.	4,045,288	68,163
	TD Ameritrade Holding Corp.	2,171,170	66,525
*	Realogy Holdings Corp.	1,340,003	66,290
*	Alleghany Corp.	152,989	61,189
	Federal Realty Investment Trust	594,020	60,240
	First Republic Bank	1,137,806	59,564
*	Ocwen Financial Corp.	1,071,450	59,412
	Raymond James Financial Inc.	1,129,271	58,937
^	Digital Realty Trust Inc.	1,178,589	57,892

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Arthur J Gallagher & Co.	1,201,266	56,375
Cole Real Estate Investment Inc.	3,833,780	53,826
UDR Inc.	2,301,175	53,732
Waddell & Reed Financial Inc. Class A	785,999	51,184
Lazard Ltd. Class A	1,119,151	50,720
Reinsurance Group of America Inc. Class A	647,496	50,123
Essex Property Trust Inc.	348,882	50,068
Starwood Property Trust Inc.	1,783,198	49,395
Rayonier Inc.	1,157,535	48,732
Eaton Vance Corp.	1,113,600	47,651
* MSCI Inc. Class A	1,081,351	47,277
* Signature Bank	434,534	46,678
SEI Investments Co.	1,308,628	45,449
Liberty Property Trust	1,338,713	45,342
Ares Capital Corp.	2,536,796	45,079
Duke Realty Corp.	2,984,995	44,894
Camden Property Trust	782,917	44,532
East West Bancorp Inc.	1,264,710	44,227
* SVB Financial Group	418,507	43,885
WR Berkley Corp.	1,007,146	43,700
HCC Insurance Holdings Inc.	919,787	42,439
Extra Space Storage Inc.	1,004,318	42,312
Jones Lang LaSalle Inc.	408,321	41,808
CBOE Holdings Inc.	804,357	41,794
Alexandria Real Estate Equities Inc.	656,024	41,736
Mid-America Apartment Communities Inc.	685,312	41,626
DDR Corp.	2,668,420	41,014
* American Capital Ltd.	2,579,804	40,348
RenaissanceRe Holdings Ltd.	409,844	39,894
Regency Centers Corp.	848,011	39,263
BRE Properties Inc.	709,511	38,817
Senior Housing Properties Trust	1,726,259	38,375
Old Republic International Corp.	2,216,264	38,275
American Financial Group Inc.	653,260	37,706
Kilroy Realty Corp.	749,492	37,610
Taubman Centers Inc.	586,446	37,486
Hospitality Properties Trust	1,359,905	36,758
Validus Holdings Ltd.	907,797	36,575
Protective Life Corp.	720,508	36,501
CNO Financial Group Inc.	2,043,176	36,144
Cullen/Frost Bankers Inc.	480,912	35,794
ING US Inc.	1,004,594	35,311
LPL Financial Holdings Inc.	742,713	34,930
Assured Guaranty Ltd.	1,479,053	34,891
Allied World Assurance Co. Holdings AG	308,404	34,791
First Niagara Financial Group Inc.	3,254,270	34,560
* Howard Hughes Corp.	287,038	34,473
City National Corp.	434,775	34,443
Brown & Brown Inc.	1,091,113	34,250
Corrections Corp. of America	1,062,945	34,089
National Retail Properties Inc.	1,113,199	33,763
FirstMerit Corp.	1,517,315	33,730
Commerce Bancshares Inc.	744,290	33,426
Omega Healthcare Investors Inc.	1,118,970	33,345
* Gaming and Leisure Properties Inc.	653,700	33,215
Prosperity Bancshares Inc.	520,319	32,983
Synovus Financial Corp.	8,993,173	32,375
Financial Engines Inc.	460,406	31,989
BioMed Realty Trust Inc.	1,763,335	31,952
Spirit Realty Capital Inc.	3,235,076	31,801
WP Carey Inc.	513,679	31,514
Two Harbors Investment Corp.	3,359,344	31,175
American Campus Communities Inc.	962,898	31,015
NorthStar Realty Finance Corp.	2,282,481	30,699

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
White Mountains Insurance Group Ltd.	50,770	30,618
Highwoods Properties Inc.	825,978	29,876
LaSalle Hotel Properties	949,524	29,302
Chimera Investment Corp.	9,444,602	29,278
Prospect Capital Corp.	2,606,188	29,241
Weingarten Realty Investors	1,031,410	28,281
CBL & Associates Properties Inc.	1,559,318	28,005
Home Properties Inc.	521,876	27,983
Tanger Factory Outlet Centers	868,010	27,794
Douglas Emmett Inc.	1,193,100	27,787
* Forest City Enterprises Inc. Class A	1,449,625	27,688
Hancock Holding Co.	752,793	27,612
ProAssurance Corp.	569,066	27,588
RLJ Lodging Trust	1,128,584	27,447
* Popular Inc.	950,872	27,319
First American Financial Corp.	965,520	27,228
StanCorp Financial Group Inc.	408,485	27,062
Equity Lifestyle Properties Inc.	727,350	26,352
* MGIC Investment Corp.	3,107,433	26,227
* Stifel Financial Corp.	544,018	26,069
CapitalSource Inc.	1,811,374	26,029
Webster Financial Corp.	829,764	25,872
Associated Banc-Corp	1,486,045	25,857
Piedmont Office Realty Trust Inc. Class A	1,541,908	25,472
First Horizon National Corp.	2,186,335	25,471
* Altisource Portfolio Solutions SA	157,380	24,965
Federated Investors Inc. Class B	865,565	24,928
Aspen Insurance Holdings Ltd.	600,404	24,803
TCF Financial Corp.	1,512,378	24,576
* Portfolio Recovery Associates Inc.	461,871	24,405
Bank of Hawaii Corp.	410,597	24,283
Hanover Insurance Group Inc.	403,172	24,073
Columbia Property Trust Inc.	962,566	24,064
Endurance Specialty Holdings Ltd.	409,716	24,038
CommonWealth REIT	1,020,109	23,779
^ MFA Financial Inc.	3,344,425	23,612
* Texas Capital Bancshares Inc.	376,246	23,403
Fulton Financial Corp.	1,778,076	23,257
EPR Properties	471,828	23,195
MarketAxess Holdings Inc.	345,179	23,082
Post Properties Inc.	501,800	22,696
Sunstone Hotel Investors Inc.	1,678,171	22,487
BankUnited Inc.	683,036	22,486
Radian Group Inc.	1,591,115	22,467
Susquehanna Bancshares Inc.	1,722,509	22,117
Washington Federal Inc.	949,133	22,105
UMB Financial Corp.	342,322	22,004
American Realty Capital Properties Inc.	1,700,634	21,870
Retail Properties of America Inc.	1,704,900	21,686
Primerica Inc.	501,545	21,521
Geo Group Inc.	661,394	21,310
DiamondRock Hospitality Co.	1,798,009	20,767
DCT Industrial Trust Inc.	2,895,673	20,646
Glacier Bancorp Inc.	686,153	20,441
Brandywine Realty Trust	1,438,319	20,266
Umpqua Holdings Corp.	1,030,683	19,727
Kemper Corp.	481,613	19,688
BancorpSouth Inc.	770,491	19,586
Ryman Hospitality Properties Inc.	462,051	19,304
Sovran Self Storage Inc.	292,436	19,058
^ Lexington Realty Trust	1,863,352	19,025
Corporate Office Properties Trust	801,974	18,999
CubeSmart	1,181,598	18,835
Healthcare Realty Trust Inc.	881,302	18,781

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
First Financial Bankshares Inc.	280,197	18,583
Valley National Bancorp	1,835,822	18,579
FNB Corp.	1,451,423	18,317
Invesco Mortgage Capital Inc.	1,242,772	18,244
Cathay General Bancorp	676,903	18,094
Medical Properties Trust Inc.	1,475,670	18,033
Evercore Partners Inc. Class A	299,688	17,915
Apollo Investment Corp.	2,065,931	17,519
Pebblebrook Hotel Trust	566,690	17,431
Mack-Cali Realty Corp.	809,802	17,395
PrivateBancorp Inc.	599,222	17,335
Iberiabank Corp.	273,001	17,158
Janus Capital Group Inc.	1,376,179	17,023
* Western Alliance Bancorp	709,905	16,938
Wintrust Financial Corp.	365,913	16,876
Symetra Financial Corp.	885,388	16,787
American Equity Investment Life Holding Co.	634,311	16,733
Cousins Properties Inc.	1,621,156	16,698
Bank of the Ozarks Inc.	295,006	16,694
Erie Indemnity Co. Class A	227,586	16,641
Trustmark Corp.	618,296	16,595
Mercury General Corp.	333,828	16,595
Chambers Street Properties	2,160,418	16,527
* First Cash Financial Services Inc.	266,478	16,479
Home BancShares Inc.	440,292	16,445
Alexander & Baldwin Inc.	393,025	16,401
Platinum Underwriters Holdings Ltd.	265,914	16,295
* St. Joe Co.	848,924	16,291
First Industrial Realty Trust Inc.	928,688	16,206
EastGroup Properties Inc.	279,713	16,204
MB Financial Inc.	504,754	16,198
* WisdomTree Investments Inc.	913,472	16,178
* Strategic Hotels & Resorts Inc.	1,694,863	16,016
Healthcare Trust of America Inc. Class A	1,590,145	15,647
Potlatch Corp.	372,903	15,565
* MBIA Inc.	1,299,303	15,514
RLI Corp.	157,189	15,307
Capitol Federal Financial Inc.	1,263,916	15,306
First Citizens BancShares Inc. Class A	66,804	14,873
PacWest Bancorp	352,174	14,869
PennyMac Mortgage Investment Trust	647,375	14,864
Hatteras Financial Corp.	908,952	14,852
Community Bank System Inc.	371,220	14,730
DuPont Fabros Technology Inc.	594,953	14,701
First Financial Holdings Inc.	220,868	14,690
^ Redwood Trust Inc.	757,936	14,681
CVB Financial Corp.	858,846	14,661
National Health Investors Inc.	260,880	14,635
Washington REIT	612,704	14,313
Old National Bancorp	928,866	14,277
Colony Financial Inc.	701,783	14,239
EverBank Financial Corp.	776,099	14,234
Selective Insurance Group Inc.	522,778	14,146
PS Business Parks Inc.	183,424	14,017
Greenhill & Co. Inc.	240,977	13,962
* Hilltop Holdings Inc.	603,315	13,955
Westamerica Bancorporation	246,986	13,945
International Bancshares Corp.	523,969	13,828
ARMOUR Residential REIT Inc.	3,438,412	13,788
Home Loan Servicing Solutions Ltd.	596,106	13,693
Investors Bancorp Inc.	531,439	13,594
Sun Communities Inc.	314,115	13,394
Equity One Inc.	591,875	13,282
United Bankshares Inc.	421,784	13,265

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Columbia Banking System Inc.	471,384	12,968
Northwest Bancshares Inc.	867,237	12,818
* Virtus Investment Partners Inc.	64,014	12,806
Acadia Realty Trust	510,340	12,672
BOK Financial Corp.	189,467	12,565
Government Properties Income Trust	502,506	12,487
Glimcher Realty Trust	1,334,042	12,487
Kennedy-Wilson Holdings Inc.	553,998	12,326
National Penn Bancshares Inc.	1,076,520	12,197
First Midwest Bancorp Inc.	691,989	12,131
BBCN Bancorp Inc.	730,704	12,122
* PHH Corp.	496,972	12,101
* Walter Investment Management Corp.	339,214	11,995
Pennsylvania REIT	625,365	11,869
Montpelier Re Holdings Ltd.	406,722	11,836
Argo Group International Holdings Ltd.	252,980	11,761
Fifth Street Finance Corp.	1,271,290	11,759
Horace Mann Educators Corp.	371,140	11,706
CYS Investments Inc.	1,564,674	11,594
Chesapeake Lodging Trust	456,796	11,552
LTC Properties Inc.	326,015	11,538
* Enstar Group Ltd.	81,854	11,370
* Credit Acceptance Corp.	87,364	11,356
Interactive Brokers Group Inc.	459,590	11,186
Empire State Realty Trust Inc.	729,326	11,159
Astoria Financial Corp.	788,188	10,901
^ Main Street Capital Corp.	330,271	10,797
* Encore Capital Group Inc.	214,397	10,776
CNA Financial Corp.	250,653	10,751
Parkway Properties Inc.	553,247	10,672
Capstead Mortgage Corp.	882,214	10,657
Altisource Residential Corp.	353,874	10,655
NBT Bancorp Inc.	410,774	10,639
Artisan Partners Asset Management Inc. Class A	160,865	10,487
* KCG Holdings Inc. Class A	872,132	10,431
Park National Corp.	122,276	10,402
* iStar Financial Inc.	725,562	10,354
* Capital Bank Financial Corp.	454,985	10,351
* Ambac Financial Group Inc.	415,524	10,205
American Assets Trust Inc.	323,070	10,154
Pinnacle Financial Partners Inc.	312,127	10,153
Cash America International Inc.	259,216	9,928
Hersha Hospitality Trust Class A	1,767,692	9,846
Franklin Street Properties Corp.	813,683	9,724
Provident Financial Services Inc.	499,828	9,657
* Sterling Bancorp	721,139	9,642
Education Realty Trust Inc.	1,087,320	9,590
Ramco-Gershenson Properties Trust	608,013	9,570
First Financial Bancorp	545,926	9,515
Boston Private Financial Holdings Inc.	749,902	9,464
Renasant Corp.	296,925	9,341
^ Amtrust Financial Services Inc.	285,709	9,340
Hercules Technology Growth Capital Inc.	569,016	9,332
* eHealth Inc.	200,592	9,326
BGC Partners Inc. Class A	1,531,122	9,279
* Greenlight Capital Re Ltd. Class A	272,237	9,177
* TFS Financial Corp.	755,540	9,153
ViewPoint Financial Group Inc.	333,188	9,146
Employers Holdings Inc.	288,650	9,136
Sabra Health Care REIT Inc.	346,177	9,049
Hudson Pacific Properties Inc.	410,717	8,982
* World Acceptance Corp.	101,573	8,891
National Bank Holdings Corp. Class A	405,311	8,674
* BofI Holding Inc.	110,166	8,640

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	WesBanco Inc.	269,472	8,623
	Chemical Financial Corp.	271,943	8,612
	Independent Bank Corp.	218,532	8,564
	American Capital Mortgage Investment Corp.	489,260	8,542
	Retail Opportunity Investments Corp.	577,226	8,497
*	FelCor Lodging Trust Inc.	1,040,394	8,490
	Associated Estates Realty Corp.	528,900	8,489
	Nelnet Inc. Class A	198,665	8,372
*	HFF Inc. Class A	307,679	8,261
	STAG Industrial Inc.	404,127	8,240
	Investors Real Estate Trust	958,940	8,228
	First Commonwealth Financial Corp.	928,328	8,188
	Infinity Property & Casualty Corp.	113,172	8,120
	Inland Real Estate Corp.	769,631	8,097
	Solar Capital Ltd.	358,748	8,090
	Sterling Financial Corp.	235,366	8,021
	Banner Corp.	178,280	7,991
	Wilshire Bancorp Inc.	730,201	7,981
*	Investment Technology Group Inc.	384,445	7,904
*	Eagle Bancorp Inc.	250,514	7,673
	Hanmi Financial Corp.	348,702	7,633
	City Holding Co.	163,945	7,596
	AMERISAFE Inc.	179,790	7,594
	OFG Bancorp	437,770	7,591
	PennantPark Investment Corp.	635,272	7,369
	Alexander's Inc.	22,158	7,312
^	Triangle Capital Corp.	264,308	7,308
	S&T Bancorp Inc.	286,135	7,242
	Resource Capital Corp.	1,214,454	7,202
*	Forestar Group Inc.	335,239	7,131
*	ICG Group Inc.	382,324	7,123
	Safety Insurance Group Inc.	126,140	7,102
*,^	Nationstar Mortgage Holdings Inc.	190,711	7,049
	Select Income REIT	262,717	7,025
	Blackstone Mortgage Trust Inc. Class A	257,406	6,983
	Kite Realty Group Trust	1,062,697	6,982
	Cohen & Steers Inc.	171,409	6,867
	Community Trust Bancorp Inc.	151,997	6,864
*	Bancorp Inc.	378,547	6,780
	Summit Hotel Properties Inc.	737,819	6,640
*	United Community Banks Inc.	374,002	6,639
	CoreSite Realty Corp.	205,813	6,625
	TrustCo Bank Corp. NY	912,196	6,550
	Berkshire Hills Bancorp Inc.	239,001	6,518
*	Navigators Group Inc.	102,942	6,502
	Flushing Financial Corp.	313,251	6,484
	Brookline Bancorp Inc.	672,742	6,438
	Saul Centers Inc.	133,229	6,359
	First Potomac Realty Trust	545,671	6,346
	Simmons First National Corp. Class A	169,261	6,288
	First Merchants Corp.	276,207	6,286
	American National Insurance Co.	54,229	6,211
*	Piper Jaffray Cos.	156,479	6,189
	United Fire Group Inc.	215,417	6,174
	Oritani Financial Corp.	384,392	6,169
	Sandy Spring Bancorp Inc.	215,858	6,085
*	Ameris Bancorp	286,395	6,046
*	Brixmor Property Group Inc.	294,604	5,989
	Stewart Information Services Corp.	182,092	5,876
	Campus Crest Communities Inc.	617,674	5,812
*	Ezcorp Inc. Class A	496,617	5,805
	Maiden Holdings Ltd.	531,005	5,804
	Anworth Mortgage Asset Corp.	1,372,811	5,780
	Lakeland Financial Corp.	146,943	5,731

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
TICC Capital Corp.	548,249	5,669
State Bank Financial Corp.	310,770	5,653
FBL Financial Group Inc. Class A	125,263	5,611
BlackRock Kelso Capital Corp.	599,032	5,589
* Customers Bancorp Inc.	271,216	5,549
Northfield Bancorp Inc.	416,131	5,493
American Homes 4 Rent Class A	333,183	5,398
Ashford Hospitality Trust Inc.	647,094	5,358
Southside Bancshares Inc.	193,171	5,281
Getty Realty Corp.	285,955	5,253
* Green Dot Corp. Class A	207,999	5,231
Apollo Residential Mortgage Inc.	351,032	5,188
^ Golub Capital BDC Inc.	268,829	5,137
* PICO Holdings Inc.	218,665	5,053
Excel Trust Inc.	442,224	5,037
Central Pacific Financial Corp.	249,689	5,014
* Safeguard Scientifics Inc.	248,766	4,998
Tompkins Financial Corp.	97,228	4,997
Universal Health Realty Income Trust	123,903	4,964
Dime Community Bancshares Inc.	291,815	4,938
New Mountain Finance Corp.	328,022	4,933
WSFS Financial Corp.	63,260	4,905
* Tejon Ranch Co.	133,412	4,904
National Western Life Insurance Co. Class A	21,640	4,838
THL Credit Inc.	292,181	4,818
* Phoenix Cos. Inc.	78,287	4,807
Union First Market Bankshares Corp.	193,080	4,790
* Taylor Capital Group Inc.	180,176	4,789
Washington Trust Bancorp Inc.	127,037	4,728
* DFC Global Corp.	411,810	4,715
StellarOne Corp.	194,199	4,674
Cardinal Financial Corp.	254,617	4,583
* Virginia Commerce Bancorp Inc.	269,456	4,578
Urstadt Biddle Properties Inc. Class A	246,137	4,541
First Interstate Bancsystem Inc.	158,942	4,509
Apollo Commercial Real Estate Finance Inc.	272,842	4,434
HCI Group Inc.	82,536	4,416
Bancfirst Corp.	78,648	4,409
GAMCO Investors Inc.	50,631	4,403
* NewStar Financial Inc.	247,306	4,395
FXCM Inc. Class A	244,891	4,369
* First BanCorp	698,498	4,324
RAIT Financial Trust	480,200	4,307
Silver Bay Realty Trust Corp.	267,136	4,272
Rouse Properties Inc.	191,481	4,249
AG Mortgage Investment Trust Inc.	271,332	4,244
* Southwest Bancorp Inc.	255,605	4,069
Great Southern Bancorp Inc.	132,923	4,042
First Financial Corp.	110,554	4,042
* Ladenburg Thalmann Financial Services Inc.	1,285,249	4,023
SY Bancorp Inc.	121,916	3,892
Agree Realty Corp.	131,086	3,804
MCG Capital Corp.	857,785	3,774
Park Sterling Corp.	524,279	3,743
* Metro Bancorp Inc.	172,234	3,710
* Suffolk Bancorp	176,183	3,665
MainSource Financial Group Inc.	202,631	3,653
German American Bancorp Inc.	127,429	3,632
* Beneficial Mutual Bancorp Inc.	331,261	3,617
Univest Corp. of Pennsylvania	174,753	3,614
Bank Mutual Corp.	503,802	3,532
TowneBank	229,013	3,525
Arlington Asset Investment Corp. Class A	131,939	3,482
Medley Capital Corp.	250,867	3,475

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Chatham Lodging Trust	169,412	3,464
Rockville Financial Inc.	239,655	3,406
Arrow Financial Corp.	128,163	3,404
Meadowbrook Insurance Group Inc.	487,807	3,395
Capital Southwest Corp.	97,168	3,388
MetroCorp Bancshares Inc.	224,297	3,380
National Interstate Corp.	146,685	3,374
Monmouth Real Estate Investment Corp. Class A	369,955	3,363
Guaranty Bancorp	237,168	3,332
Federal Agricultural Mortgage Corp.	95,774	3,280
* Citizens Inc. Class A	374,084	3,273
Yadkin Financial Corp.	190,337	3,243
OneBeacon Insurance Group Ltd. Class A	203,411	3,218
Winthrop Realty Trust	285,804	3,158
CoBiz Financial Inc.	263,682	3,154
* Tree.com Inc.	95,674	3,142
New York Mortgage Trust Inc.	448,616	3,136
First Bancorp	187,946	3,124
Financial Institutions Inc.	125,806	3,109
* Kearny Financial Corp.	267,072	3,106
Bryn Mawr Bank Corp.	102,866	3,104
^ Western Asset Mortgage Capital Corp.	208,250	3,099
West Bancorporation Inc.	195,869	3,099
* Flagstar Bancorp Inc.	156,217	3,065
Westwood Holdings Group Inc.	49,298	3,052
Republic Bancorp Inc. Class A	123,969	3,042
First Busey Corp.	521,371	3,024
Fidelity Southern Corp.	181,993	3,023
Heartland Financial USA Inc.	104,409	3,006
1st Source Corp.	94,009	3,003
Seacoast Banking Corp. of Florida	244,748	2,986
State Auto Financial Corp.	140,212	2,978
* Preferred Bank	148,506	2,978
OceanFirst Financial Corp.	172,944	2,963
* OmniAmerican Bancorp Inc.	137,974	2,950
First Connecticut Bancorp Inc.	180,900	2,916
* Essent Group Ltd.	120,760	2,905
Oppenheimer Holdings Inc. Class A	116,792	2,894
* GSV Capital Corp.	237,316	2,869
MVC Capital Inc.	208,431	2,814
* CommunityOne Bancorp	216,763	2,764
Cedar Realty Trust Inc.	439,916	2,754
Camden National Corp.	65,094	2,748
1st United Bancorp Inc.	360,144	2,741
Heritage Commerce Corp.	332,144	2,737
Baldwin & Lyons Inc.	98,962	2,704
Diamond Hill Investment Group Inc.	22,741	2,691
* Franklin Financial Corp.	136,050	2,691
TCP Capital Corp.	154,971	2,600
One Liberty Properties Inc.	128,896	2,595
* HomeTrust Bancshares Inc.	161,606	2,584
Washington Banking Co.	143,957	2,552
^ Fidus Investment Corp.	117,333	2,551
United Financial Bancorp Inc.	134,997	2,550
CyrusOne Inc.	113,399	2,532
Hudson Valley Holding Corp.	123,489	2,513
Universal Insurance Holdings Inc.	172,895	2,504
* Sun Bancorp Inc.	709,295	2,497
* Gramercy Property Trust Inc.	434,160	2,496
* Walker & Dunlop Inc.	154,241	2,494
Lakeland Bancorp Inc.	200,256	2,477
First Financial Northwest Inc.	238,343	2,472
Pzena Investment Management Inc. Class A	209,705	2,466
* Intervest Bancshares Corp. Class A	326,973	2,456

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Gladstone Commercial Corp.	136,011	2,444
* Heritage Oaks Bancorp	325,667	2,443
* Global Indemnity plc	96,279	2,436
* INTL. FCStone Inc.	130,906	2,427
Trico Bancshares	85,160	2,416
Gladstone Capital Corp.	249,408	2,394
Terreno Realty Corp.	134,772	2,385
* Cowen Group Inc. Class A	607,573	2,376
Mercantile Bank Corp.	109,930	2,372
* Third Point Reinsurance Ltd.	127,600	2,364
* NewBridge Bancorp	314,987	2,362
Medallion Financial Corp.	164,114	2,355
Calamos Asset Management Inc. Class A	196,154	2,322
* Orrstown Financial Services Inc.	140,635	2,299
^ JAVELIN Mortgage Investment Corp.	164,246	2,288
Ashford Hospitality Prime Inc.	124,153	2,260
GFI Group Inc.	568,987	2,225
^ KCAP Financial Inc.	274,651	2,216
* Meridian Interstate Bancorp Inc.	97,926	2,211
* BBX Capital Corp.	140,798	2,196
BNC Bancorp	127,873	2,192
Marlin Business Services Corp.	86,388	2,177
Westfield Financial Inc.	289,228	2,158
National Bankshares Inc.	58,026	2,141
* Pacific Premier Bancorp Inc.	135,123	2,127
* North Valley Bancorp	112,470	2,127
First of Long Island Corp.	49,511	2,123
Territorial Bancorp Inc.	90,498	2,100
Hannon Armstrong Sustainable Infrastructure Capital Inc.	149,431	2,086
* Bridge Capital Holdings	101,348	2,082
Eastern Insurance Holdings Inc.	84,757	2,076
* Macatawa Bank Corp.	413,825	2,069
Crawford & Co. Class B	221,436	2,046
* Harris & Harris Group Inc.	681,043	2,030
* FBR & Co.	76,910	2,029
Citizens & Northern Corp.	98,102	2,024
Whitestone REIT	150,347	2,010
Federated National Holding Co.	137,066	2,005
Peoples Bancorp Inc.	88,925	2,002
* Hampton Roads Bankshares Inc.	1,143,522	2,001
Northrim BanCorp Inc.	74,373	1,952
Aviv REIT Inc.	81,570	1,933
EMC Insurance Group Inc.	61,953	1,897
HomeStreet Inc.	94,557	1,891
* Pacific Mercantile Bancorp	303,388	1,887
Heritage Financial Corp.	109,976	1,882
* RE/MAX Holdings Inc.	57,928	1,858
Enterprise Financial Services Corp.	90,345	1,845
Tower Financial Corp.	73,761	1,838
Kansas City Life Insurance Co.	38,258	1,826
Ares Commercial Real Estate Corp.	138,700	1,817
First Community Bancshares Inc.	108,646	1,814
* BSB Bancorp Inc.	119,629	1,805
Center Bancorp Inc.	96,047	1,802
CorEnergy Infrastructure Trust Inc.	249,649	1,778
* Waterstone Financial Inc.	158,662	1,761
Consolidated-Tomoka Land Co.	48,195	1,749
* Capital City Bank Group Inc.	146,097	1,720
American National Bankshares Inc.	65,352	1,715
Centerstate Banks Inc.	168,828	1,714
Doral Financial Corp.	108,348	1,697
Penns Woods Bancorp Inc.	33,069	1,687
Meta Financial Group Inc.	41,585	1,677
Simplicity Bancorp Inc.	102,702	1,660

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
CNB Financial Corp.	87,321	1,659
First Bancorp Inc.	95,020	1,655
BankFinancial Corp.	179,909	1,648
* ZipRealty Inc.	293,133	1,642
Merchants Bancshares Inc.	47,177	1,580
* MBT Financial Corp.	367,905	1,567
* United Community Financial Corp.	438,253	1,565
* Regional Management Corp.	45,700	1,551
Cape Bancorp Inc.	150,272	1,527
Home Federal Bancorp Inc.	101,725	1,516
* First South Bancorp Inc.	192,141	1,499
Donegal Group Inc. Class B	63,194	1,495
* AV Homes Inc.	80,575	1,464
* Riverview Bancorp Inc.	504,565	1,463
QTS Realty Trust Inc. Class A	58,900	1,460
NGP Capital Resources Co.	191,198	1,428
MicroFinancial Inc.	166,298	1,422
Century Bancorp Inc. Class A	42,568	1,415
Pulaski Financial Corp.	125,562	1,414
Gladstone Investment Corp.	174,317	1,405
MutualFirst Financial Inc.	80,909	1,386
AmREIT Inc.	82,139	1,380
Manning & Napier Inc.	77,797	1,373
* Springleaf Holdings Inc.	54,072	1,367
ESB Financial Corp.	95,560	1,357
Unity Bancorp Inc.	174,680	1,338
Timberland Bancorp Inc.	138,776	1,335
* Imperial Holdings Inc.	203,613	1,332
JMP Group Inc.	179,790	1,330
Arbor Realty Trust Inc.	198,834	1,324
* SWS Group Inc.	217,585	1,323
Peoples Federal Bancshares Inc.	74,276	1,318
Stellus Capital Investment Corp.	87,195	1,304
* Asta Funding Inc.	153,816	1,295
Tower Group International Ltd.	380,123	1,285
ESSA Bancorp Inc.	111,135	1,285
* Farmers Capital Bank Corp.	58,359	1,269
Clifton Savings Bancorp Inc.	99,139	1,269
* Heritage Financial Group Inc.	63,161	1,216
Garrison Capital Inc.	86,071	1,195
Nicholas Financial Inc.	75,110	1,182
AmeriServ Financial Inc.	380,876	1,154
UMH Properties Inc.	122,011	1,149
Pacific Continental Corp.	72,017	1,148
Peapack Gladstone Financial Corp.	60,066	1,147
Donegal Group Inc. Class A	72,062	1,146
PennantPark Floating Rate Capital Ltd.	83,342	1,144
Provident Financial Holdings Inc.	75,794	1,137
* Republic First Bancorp Inc.	380,930	1,135
Gain Capital Holdings Inc.	150,633	1,131
Fox Chase Bancorp Inc.	64,911	1,128
* Security National Financial Corp. Class A	232,213	1,119
* Consumer Portfolio Services Inc.	117,078	1,099
Bank of Commerce Holdings	192,071	1,097
Chicopee Bancorp Inc.	61,671	1,074
* Independent Bank Corp.	88,750	1,065
NASB Financial Inc.	34,883	1,053
* Camco Financial Corp.	157,311	1,051
First Defiance Financial Corp.	39,632	1,029
New Hampshire Thrift Bancshares Inc.	67,166	1,024
* First United Corp.	132,833	1,015
* Southcoast Financial Corp.	167,773	998
Bridge Bancorp Inc.	37,769	982
Peoples Bancorp of North Carolina Inc.	68,148	966

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Old Line Bancshares Inc.	65,743	953
* United Security Bancshares	183,830	927
Physicians Realty Trust	70,500	898
* Carolina Bank Holdings Inc.	86,992	896
Firstbank Corp.	46,094	891
* Community Bankers Trust Corp.	236,942	891
TF Financial Corp.	31,291	870
Bank of Marin Bancorp	19,763	858
* American Residential Properties Inc.	46,100	791
Ohio Valley Banc Corp.	34,561	783
BCB Bancorp Inc.	57,260	770
* BCSB Bancorp Inc.	28,790	751
Ames National Corp.	33,397	748
Independence Holding Co.	55,094	743
Sierra Bancorp	46,020	740
* PennyMac Financial Services Inc. Class A	41,100	721
PMC Commercial Trust	81,171	698
* American River Bankshares	72,581	686
* Summit Financial Group Inc.	68,467	680
C&F Financial Corp.	14,795	676
Ocean Shore Holding Co.	49,411	675
Hawthorn Bancshares Inc.	52,943	656
Bank of Kentucky Financial Corp.	17,658	652
Middleburg Financial Corp.	35,897	648
* VantageSouth Bancshares Inc.	122,099	643
Solar Senior Capital Ltd.	35,280	643
* Maui Land & Pineapple Co. Inc.	104,528	637
Investors Title Co.	7,827	634
* Home Bancorp Inc.	33,321	628
* Louisiana Bancorp Inc.	34,271	623
Citizens Community Bancorp Inc.	83,110	618
Urstadt Biddle Properties Inc.	38,700	613
Rexford Industrial Realty Inc.	44,343	585
* Shore Bancshares Inc.	61,223	564
* Oak Valley Bancorp	66,347	547
US Global Investors Inc. Class A	207,104	526
Banc of California Inc.	38,075	511
* ASB Bancorp Inc.	29,456	508
* Eastern Virginia Bankshares Inc.	71,522	501
* Jefferson Bancshares Inc.	78,123	492
* HMN Financial Inc.	46,647	490
* Colony Bankcorp Inc.	80,138	489
Teche Holding Co.	9,765	487
* Hallmark Financial Services Inc.	54,686	486
Firsthand Technology Value Fund Inc.	20,600	477
* Stratus Properties Inc.	27,859	477
* 1st Constitution Bancorp	43,079	470
Norwood Financial Corp.	16,139	434
Prudential Bancorp Inc.	40,039	432
* OBA Financial Services Inc.	23,817	431
Bar Harbor Bankshares	10,605	424
Citizens Holding Co.	22,634	417
MidWestOne Financial Group Inc.	15,228	414
* Old Second Bancorp Inc.	88,795	409
Sotherly Hotels Inc.	67,221	399
* Guaranty Federal Bancshares Inc.	36,149	391
Preferred Apartment Communities Inc. Class A	47,686	383
* Parke Bancorp Inc.	42,387	381
Southern National Bancorp of Virginia Inc.	36,675	367
Federal Agricultural Mortgage Corp. Class A	12,788	352
Hampden Bancorp Inc.	21,407	351
HF Financial Corp.	26,106	338
* Investors Capital Holdings Ltd.	46,740	336
* First Acceptance Corp.	147,808	336

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Central Valley Community Bancorp	29,772	335
* Cascade Bancorp	62,684	328
* Atlanticus Holdings Corp.	91,683	325
* First Federal Bancshares of Arkansas Inc.	36,314	316
Monarch Financial Holdings Inc.	24,717	304
FedFirst Financial Corp.	15,141	301
* CU Bancorp	16,930	296
Premier Financial Bancorp Inc.	20,738	293
QC Holdings Inc.	158,879	283
* BRT Realty Trust	39,982	283
Armada Hoffler Properties Inc.	30,100	279
First Marblehead Corp.	36,988	273
Codorus Valley Bancorp Inc.	13,006	259
CIFC Corp.	32,062	249
SB Financial Group Inc.	31,319	247
First Bancshares Inc.	16,469	239
* Xenith Bankshares Inc.	40,283	237
Horizon Bancorp	9,268	235
First Savings Financial Group Inc.	9,746	219
First Clover Leaf Financial Corp.	21,799	207
Union Bankshares Inc.	8,739	201
* Anchor Bancorp Inc.	10,700	196
NB&T Financial Group Inc.	9,807	193
Georgetown Bancorp Inc.	12,400	191
Two River Bancorp	26,479	191
First Citizens Banc Corp.	29,098	190
SI Financial Group Inc.	15,247	184
Cheviot Financial Corp.	17,498	182
MidSouth Bancorp Inc.	9,974	178
Gleacher & Co. Inc.	16,187	168
United Bancshares Inc.	11,489	165
Old Point Financial Corp.	12,862	165
Farmers National Banc Corp.	23,917	157
Valley Financial Corp.	13,798	154
* New Century Bancorp Inc.	21,884	151
* Southern First Bancshares Inc.	10,419	139
Saratoga Investment Corp.	8,113	127
IF Bancorp Inc.	7,557	126
Wolverine Bancorp Inc.	5,954	126
Enterprise Bancorp Inc.	5,747	122
* InterGroup Corp.	6,300	116
Resource America Inc. Class A	12,100	113
* First Financial Service Corp.	22,276	111
Glen Burnie Bancorp	9,147	110
IMPAC Mortgage Holdings Inc.	17,001	102
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	96
* Hamilton Bancorp Inc.	6,700	94
Laporte Bancorp Inc.	8,278	92
FS Bancorp Inc.	5,340	91
* Severn Bancorp Inc.	19,055	90
Greene County Bancorp Inc.	3,483	89
United Community Bancorp	7,174	82
* Peoples Financial Corp.	6,186	81
* Magyar Bancorp Inc.	10,365	77
United Bancorp Inc.	9,360	75
Life Partners Holdings Inc.	40,287	72
* Naugatuck Valley Financial Corp.	10,037	71
Bank of South Carolina Corp.	4,282	68
* Atlantic Coast Financial Corp.	15,224	66
* Sussex Bancorp	8,387	65
Supertel Hospitality Inc.	26,365	64
Southwest Georgia Financial Corp.	5,535	63
Kentucky First Federal Bancorp	7,514	61
Eagle Bancorp Montana Inc.	5,462	60

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Northeast Community Bancorp Inc.	8,054	58
* 1st Century Bancshares Inc.	8,013	57
* First Security Group Inc.	24,656	57
* Royal Bancshares of Pennsylvania Inc.	40,173	55
Oconee Federal Financial Corp.	2,383	42
Madison County Financial Inc.	2,107	37
* First Capital Bancorp Inc.	8,224	36
Salisbury Bancorp Inc.	1,341	36
* Malvern Bancorp Inc.	3,103	34
* Jacksonville Bancorp Inc.	2,692	34
* Community West Bancshares	4,500	30
* Porter Bancorp Inc.	26,941	27
Fauquier Bankshares Inc.	1,931	26
Mackinac Financial Corp.	2,200	22
Horizon Technology Finance Corp.	1,465	21
Full Circle Capital Corp.	2,818	20
Mid Penn Bancorp Inc.	1,384	20
QCR Holdings Inc.	1,100	19
* Rand Capital Corp.	6,050	19
River Valley Bancorp/	669	17
ACNB Corp.	948	17
* State Investors Bancorp Inc.	1,013	16
First West Virginia Bancorp	916	15
* Presidential Realty Corp. Class B	46,000	14
First Business Financial Services Inc.	332	12
* Polonia Bancorp Inc.	1,200	12
Elmira Savings Bank	431	11
First Capital Inc.	511	11
Auburn National Bancorporation Inc.	359	9
* Central Federal Corp.	6,416	9
CKX Lands Inc.	399	6
* SP Bancorp Inc.	300	6
Summit State Bank	400	4
* Transcontinental Realty Investors Inc.	400	4
* Village Bank and Trust Financial Corp.	2,400	3
First Internet Bancorp	150	3
* Patriot National Bancorp Inc.	3,120	3
* Siebert Financial Corp.	1,836	3
Oneida Financial Corp.	194	2
Stewardship Financial Corp.	400	2
WhiteHorse Finance Inc.	100	2
Ellington Residential Mortgage REIT	12	—
* American Spectrum Realty Inc.	100	—
WashingtonFirst Bankshare Inc.		—
		8,184,996
Health Care (11.0%)
* HCA Holdings Inc.	2,793,023	133,255
* Illumina Inc.	1,151,757	127,407
* BioMarin Pharmaceutical Inc.	1,298,770	91,265
* Henry Schein Inc.	784,038	89,584
* Endo Health Solutions Inc.	1,048,820	70,753
* Incyte Corp. Ltd.	1,330,084	67,342
Universal Health Services Inc. Class B	820,015	66,634
* Mettler-Toledo International Inc.	271,103	65,767
* Pharmacyclics Inc.	612,579	64,799
^ ResMed Inc.	1,303,528	61,370
* Jazz Pharmaceuticals plc	480,329	60,790
Omnicare Inc.	947,751	57,206
* Hologic Inc.	2,494,346	55,749
Cooper Cos. Inc.	448,978	55,601
* Salix Pharmaceuticals Ltd.	574,438	51,665
* Alkermes plc	1,250,394	50,841
* IDEXX Laboratories Inc.	471,812	50,187
* MEDNAX Inc.	922,872	49,263

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	United Therapeutics Corp.	421,944	47,713
*	Cubist Pharmaceuticals Inc.	679,317	46,785
*	athenahealth Inc.	339,620	45,679
*	Covance Inc.	513,045	45,179
*	Medivation Inc.	691,050	44,103
*	Isis Pharmaceuticals Inc.	1,060,043	42,232
*	Seattle Genetics Inc.	1,017,904	40,604
*	Align Technology Inc.	645,526	36,892
	Teleflex Inc.	378,115	35,490
*	Sirona Dental Systems Inc.	502,384	35,267
*	Community Health Systems Inc.	870,822	34,197
*	Health Management Associates Inc. Class A	2,415,544	31,644
	West Pharmaceutical Services Inc.	642,040	31,498
*	Alnylam Pharmaceuticals Inc.	486,634	31,305
*	ViroPharma Inc.	600,972	29,958
*	Centene Corp.	502,232	29,607
*	Team Health Holdings Inc.	639,972	29,151
*	Cepheid Inc.	619,768	28,956
	Techne Corp.	305,254	28,898
*	WellCare Health Plans Inc.	400,567	28,208
*	Medidata Solutions Inc.	460,121	27,870
^	Questcor Pharmaceuticals Inc.	510,652	27,805
*	Mallinckrodt plc	530,977	27,749
	HealthSouth Corp.	800,756	26,681
	STERIS Corp.	543,189	26,100
*	NPS Pharmaceuticals Inc.	857,878	26,045
*	VCA Antech Inc.	814,702	25,549
*	Alere Inc.	704,719	25,511
*	Theravance Inc.	709,790	25,304
*	Brookdale Senior Living Inc. Class A	924,515	25,128
*	PAREXEL International Corp.	517,151	23,365
*	Charles River Laboratories International Inc.	439,920	23,333
*	LifePoint Hospitals Inc.	436,038	23,040
*	Bio-Rad Laboratories Inc. Class A	183,951	22,738
*	Medicines Co.	583,845	22,548
*	Allscripts Healthcare Solutions Inc.	1,453,566	22,472
	Hill-Rom Holdings Inc.	538,561	22,264
*	Health Net Inc.	728,275	21,608
*	DexCom Inc.	609,121	21,569
	Owens & Minor Inc.	582,989	21,314
*	MWI Veterinary Supply Inc.	117,801	20,096
*	Haemonetics Corp.	472,385	19,902
*	Bruker Corp.	997,063	19,712
*	Celldex Therapeutics Inc.	804,785	19,484
*	Thoratec Corp.	530,321	19,410
*	Air Methods Corp.	322,124	18,789
*	Insulet Corp.	499,841	18,544
*	HMS Holdings Corp.	807,117	18,346
*	Puma Biotechnology Inc.	175,980	18,219
*	ACADIA Pharmaceuticals Inc.	705,680	17,635
*	Pacira Pharmaceuticals Inc.	306,395	17,615
*	Prestige Brands Holdings Inc.	472,298	16,908
*,^	Opko Health Inc.	1,974,778	16,667
*	Akorn Inc.	654,575	16,122
*	Aegerion Pharmaceuticals Inc.	224,414	15,924
*	Clovis Oncology Inc.	263,157	15,860
*	Neogen Corp.	332,899	15,213
*	Acadia Healthcare Co. Inc.	320,702	15,179
*	Cyberonics Inc.	227,606	14,910
*	Impax Laboratories Inc.	591,841	14,879
*	Magellan Health Services Inc.	247,702	14,840
*,^	Myriad Genetics Inc.	688,526	14,445
*	Envision Healthcare Holdings Inc.	395,622	14,053
*	Masimo Corp.	471,883	13,793

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Amsurg Corp. Class A	298,415	13,703
*	NuVasive Inc.	410,458	13,270
*	Wright Medical Group Inc.	430,502	13,221
*	Halozyme Therapeutics Inc.	854,553	12,810
*	HeartWare International Inc.	135,209	12,704
*	Hanger Inc.	320,453	12,607
^	Chemed Corp.	163,015	12,490
*	Nektar Therapeutics	1,066,414	12,104
*	InterMune Inc.	813,464	11,982
*,^	Arena Pharmaceuticals Inc.	2,027,470	11,861
*,^	Ariad Pharmaceuticals Inc.	1,702,631	11,612
*	ImmunoGen Inc.	779,926	11,442
*	Ironwood Pharmaceuticals Inc. Class A	977,451	11,348
*	Synageva BioPharma Corp.	174,134	11,270
*	MedAssets Inc.	565,015	11,204
*	Acorda Therapeutics Inc.	377,037	11,009
*	Volcano Corp.	502,814	10,986
	CONMED Corp.	254,973	10,836
	Cantel Medical Corp.	312,895	10,610
*	ArthroCare Corp.	261,161	10,509
	Analogic Corp.	116,899	10,353
	Meridian Bioscience Inc.	389,733	10,340
*	Integra LifeSciences Holdings Corp.	214,288	10,224
	Kindred Healthcare Inc.	516,512	10,196
*	Globus Medical Inc.	502,874	10,148
*	Endologix Inc.	581,534	10,142
*	Ligand Pharmaceuticals Inc. Class B	191,639	10,080
*	Quintiles Transnational Holdings Inc.	213,363	9,887
*	Greatbatch Inc.	223,035	9,867
*	Keryx Biopharmaceuticals Inc.	755,325	9,781
*	Spectranetics Corp.	390,151	9,754
*,^	MannKind Corp.	1,867,287	9,729
*,^	Exelixis Inc.	1,571,260	9,632
*	Premier Inc. Class A	254,238	9,346
*	IPC The Hospitalist Co. Inc.	156,310	9,283
*	Molina Healthcare Inc.	261,931	9,102
*	Auxilium Pharmaceuticals Inc.	428,120	8,879
*	Novavax Inc.	1,713,951	8,775
*	ExamWorks Group Inc.	293,116	8,755
*	Quidel Corp.	279,909	8,646
*	ABIOMED Inc.	322,118	8,613
*	Sangamo Biosciences Inc.	611,111	8,488
	Quality Systems Inc.	400,922	8,443
*,^	Vivus Inc.	929,667	8,441
*	Fluidigm Corp.	219,042	8,394
*	Omnicell Inc.	327,015	8,349
*	Dyax Corp.	1,105,502	8,324
*	Emeritus Corp.	374,838	8,108
	Ensign Group Inc.	182,913	8,098
*	Abaxis Inc.	201,252	8,054
*	Cardiovascular Systems Inc.	229,930	7,884
*	ICU Medical Inc.	122,884	7,829
*	Exact Sciences Corp.	664,812	7,772
*	Momenta Pharmaceuticals Inc.	435,931	7,707
*	Raptor Pharmaceutical Corp.	568,983	7,408
*	Lannett Co. Inc.	214,040	7,085
*	Luminex Corp.	365,012	7,081
*	Affymetrix Inc.	824,840	7,069
*	Geron Corp.	1,461,759	6,929
	Invacare Corp.	298,178	6,921
*,^	Idenix Pharmaceuticals Inc.	1,156,157	6,914
*	Depomed Inc.	653,085	6,910
*	Natus Medical Inc.	304,817	6,858
	Computer Programs & Systems Inc.	107,272	6,630

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	AMN Healthcare Services Inc.	436,867	6,422
*	HealthStream Inc.	191,702	6,282
*	Corvel Corp.	133,320	6,226
*	Capital Senior Living Corp.	258,095	6,192
*	Merit Medical Systems Inc.	390,519	6,147
*	Accuray Inc.	672,061	5,854
*,^	Sarepta Therapeutics Inc.	286,073	5,827
*,^	Bio-Reference Labs Inc.	227,106	5,800
*	PharMerica Corp.	267,771	5,757
*	Infinity Pharmaceuticals Inc.	416,327	5,749
*	Array BioPharma Inc.	1,136,036	5,692
*,^	Antares Pharma Inc.	1,234,942	5,533
	Select Medical Holdings Corp.	471,275	5,472
*	AngioDynamics Inc.	316,951	5,448
*	Neurocrine Biosciences Inc.	580,317	5,420
*	AVANIR Pharmaceuticals Inc.	1,602,405	5,384
*	Orexigen Therapeutics Inc.	954,061	5,371
	US Physical Therapy Inc.	151,245	5,333
*	Staar Surgical Co.	327,901	5,309
*	Genomic Health Inc.	180,217	5,275
*	BioCryst Pharmaceuticals Inc.	693,882	5,274
*	XOMA Corp.	779,575	5,247
	National Healthcare Corp.	95,543	5,151
*	NxStage Medical Inc.	509,199	5,092
*	AMAG Pharmaceuticals Inc.	202,954	4,926
*	Lexicon Pharmaceuticals Inc.	2,736,065	4,925
*	Emergent Biosolutions Inc.	211,200	4,855
*	Cambrex Corp.	271,850	4,847
	Landauer Inc.	91,018	4,788
*	Healthways Inc.	310,389	4,764
*,^	MiMedx Group Inc.	543,905	4,754
*	Insmed Inc.	278,125	4,731
*	Accretive Health Inc.	512,937	4,699
*	Intercept Pharmaceuticals Inc.	67,500	4,609
*	Cerus Corp.	702,851	4,533
*	Dynavax Technologies Corp.	2,305,857	4,519
*,^	Dendreon Corp.	1,492,355	4,462
*	Spectrum Pharmaceuticals Inc.	499,004	4,416
*	Chelsea Therapeutics International Ltd.	996,021	4,412
*	BioScrip Inc.	587,816	4,350
*	Immunomedics Inc.	939,599	4,322
*	Vanda Pharmaceuticals Inc.	347,509	4,313
*,^	Organovo Holdings Inc.	383,782	4,248
*	Orthofix International NV	185,682	4,237
*,^	Galena Biopharma Inc.	850,675	4,219
*,^	ZIOPHARM Oncology Inc.	964,754	4,187
*	Anika Therapeutics Inc.	109,617	4,183
*	Cadence Pharmaceuticals Inc.	459,131	4,155
*	Repligen Corp.	293,921	4,009
*	Amedisys Inc.	271,198	3,968
*	Furiex Pharmaceuticals Inc.	94,443	3,968
*	Hi-Tech Pharmacal Co. Inc.	89,340	3,876
*	LHC Group Inc.	159,617	3,837
*	Cynosure Inc. Class A	141,374	3,772
*	Osiris Therapeutics Inc.	233,834	3,760
*	OraSure Technologies Inc.	592,593	3,727
*	Synergy Pharmaceuticals Inc.	648,895	3,653
	CryoLife Inc.	327,310	3,630
*	Endocyte Inc.	334,059	3,571
*	Symmetry Medical Inc.	346,310	3,491
*,^	Inovio Pharmaceuticals Inc.	1,201,756	3,485
*	Sagent Pharmaceuticals Inc.	136,874	3,474
*	Zogenix Inc.	998,895	3,436
*	Gentiva Health Services Inc.	274,190	3,403

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Anacor Pharmaceuticals Inc.	201,594	3,383
*	Repros Therapeutics Inc.	176,509	3,230
*	SurModics Inc.	131,054	3,196
*	Prothena Corp. plc	120,117	3,186
	Atrion Corp.	10,747	3,184
*	AtriCure Inc.	169,128	3,159
*	Tornier NV	166,753	3,133
*	Triple-S Management Corp. Class B	160,656	3,123
*,^	Unilife Corp.	703,914	3,097
*,^	Navidea Biopharmaceuticals Inc.	1,484,608	3,073
*	Providence Service Corp.	119,198	3,066
*	GenMark Diagnostics Inc.	229,315	3,052
*,^	Neuralstem Inc.	1,046,388	3,045
*	TESARO Inc.	106,696	3,013
*,^	Omeros Corp.	265,817	3,001
*	Vascular Solutions Inc.	128,899	2,984
*	Rigel Pharmaceuticals Inc.	1,046,991	2,984
*	KYTHERA Biopharmaceuticals Inc.	78,813	2,936
*	TearLab Corp.	310,004	2,895
	Universal American Corp.	394,059	2,877
*	Merrimack Pharmaceuticals Inc.	528,327	2,821
*	Sucampo Pharmaceuticals Inc. Class A	292,680	2,751
*	TherapeuticsMD Inc.	517,215	2,695
*,^	Cytori Therapeutics Inc.	1,047,509	2,692
*	Albany Molecular Research Inc.	266,756	2,689
*	Curis Inc.	948,967	2,676
*	Almost Family Inc.	82,058	2,653
*	Progenics Pharmaceuticals Inc.	488,585	2,604
*	NewLink Genetics Corp.	118,102	2,599
*	Veeva Systems Inc. Class A	80,840	2,595
*,^	Synta Pharmaceuticals Corp.	485,953	2,546
*	XenoPort Inc.	441,676	2,540
*	Santarus Inc.	79,423	2,538
*,^	Ampio Pharmaceuticals Inc.	353,851	2,523
*	Alliance HealthCare Services Inc.	101,861	2,520
*,^	Sequenom Inc.	1,069,823	2,503
*	Zeltiq Aesthetics Inc.	126,962	2,401
*	Corcept Therapeutics Inc.	734,258	2,364
*	Cytokinetics Inc.	352,878	2,294
*	Peregrine Pharmaceuticals Inc.	1,602,393	2,227
*	Achillion Pharmaceuticals Inc.	666,298	2,212
*,^	Rockwell Medical Inc.	209,103	2,183
*	Sciclone Pharmaceuticals Inc.	431,449	2,175
*	Durect Corp.	1,192,598	2,063
*	Threshold Pharmaceuticals Inc.	441,248	2,061
*	BioDelivery Sciences International Inc.	344,033	2,026
*	Pain Therapeutics Inc.	416,675	2,025
*	Cross Country Healthcare Inc.	201,774	2,014
*,^	Horizon Pharma Inc.	261,619	1,994
*	Arqule Inc.	904,439	1,945
*,^	AcelRx Pharmaceuticals Inc.	171,429	1,939
*	Chindex International Inc.	109,390	1,907
*	Harvard Bioscience Inc.	400,748	1,884
*	Five Star Quality Care Inc.	334,338	1,836
*	Fonar Corp.	84,467	1,784
*	Surgical Care Affiliates Inc.	48,838	1,702
	Psychemedics Corp.	115,494	1,697
*	Cutera Inc.	160,876	1,638
*	Vocera Communications Inc.	104,495	1,631
*	Sunesis Pharmaceuticals Inc.	342,049	1,621
	Pozen Inc.	195,732	1,574
*	MEI Pharma Inc.	194,664	1,559
*,^	Accelerate Diagnostics Inc.	126,569	1,544
*	Targacept Inc.	351,681	1,459

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Simulations Plus Inc.	275,993	1,394
*	TG Therapeutics Inc.	355,770	1,388
*	Alphatec Holdings Inc.	684,988	1,377
*	Amicus Therapeutics Inc.	580,796	1,365
	Digirad Corp.	362,665	1,342
*	National Research Corp. Class A	70,149	1,320
*,^	Biolase Inc.	463,892	1,313
*	RTI Surgical Inc.	366,590	1,298
*	Icad Inc.	110,160	1,284
*	Iridex Corp.	124,615	1,267
*	Durata Therapeutics Inc.	96,842	1,239
*	SIGA Technologies Inc.	364,520	1,192
*,^	NeoStem Inc.	171,188	1,168
*	Solta Medical Inc.	395,596	1,167
*,^	Cyclacel Pharmaceuticals Inc.	283,983	1,142
*,^	Catalyst Pharmaceutical Partners Inc.	562,073	1,096
*,^	Galectin Therapeutics Inc.	131,261	1,061
	LeMaitre Vascular Inc.	132,140	1,058
	Utah Medical Products Inc.	18,407	1,052
*,^	Celsion Corp.	269,349	1,048
*	Nanosphere Inc.	444,833	1,019
*	Discovery Laboratories Inc.	446,833	1,005
*,^	Supernus Pharmaceuticals Inc.	132,308	998
*	Oncothyreon Inc.	562,634	990
*	Cempra Inc.	79,476	985
*	Exactech Inc.	40,053	952
*	Biotime Inc.	261,836	943
*	Pacific Biosciences of California Inc.	175,411	917
*	PharmAthene Inc.	491,354	914
*	Idera Pharmaceuticals Inc.	190,397	882
*	Hyperion Therapeutics Inc.	43,300	876
*	Cleveland Biolabs Inc.	735,255	860
*	Esperion Therapeutics Inc.	62,300	856
*,^	Apricus Biosciences Inc.	314,675	834
*	BioTelemetry Inc.	104,715	831
*	Enzo Biochem Inc.	278,535	813
*	Portola Pharmaceuticals Inc.	31,429	809
*	Stemline Therapeutics Inc.	41,187	807
*	Sunshine Heart Inc.	82,977	806
*	Merge Healthcare Inc.	341,358	792
*	Synergetics USA Inc.	213,690	774
*	BioSpecifics Technologies Corp.	35,296	765
*	Heska Corp.	82,386	720
*	Medical Action Industries Inc.	83,183	712
*	Intrexon Corp.	29,700	707
*	Ophthotech Corp.	21,065	681
*,^	PhotoMedex Inc.	51,423	666
*,^	Cell Therapeutics Inc.	346,735	666
*	Mirati Therapeutics Inc.	39,811	662
*,^	ImmunoCellular Therapeutics Ltd.	697,039	645
	Columbia Laboratories Inc.	97,047	641
*,^	Palatin Technologies Inc.	865,720	635
*	RadNet Inc.	373,069	623
*,^	CytRx Corp.	98,554	618
	Enzon Pharmaceuticals Inc.	527,481	612
*	Derma Sciences Inc.	55,415	600
*,^	Acura Pharmaceuticals Inc.	356,334	595
*	AdCare Health Systems Inc.	135,530	583
*	Synthetic Biologics Inc.	379,634	581
*	Tandem Diabetes Care Inc.	22,015	567
*	Chimerix Inc.	37,347	564
*	Medgenics Inc.	94,203	564
*	Hansen Medical Inc.	302,763	524
*	Cardica Inc.	526,562	513

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	pSivida Corp.	127,464	506
*	Karyopharm Therapeutics Inc.	21,969	504
*,^	Bluebird Bio Inc.	23,800	499
*,^	TrovaGene Inc.	85,716	492
*	Cellular Dynamics International Inc.	29,750	491
*	Verastem Inc.	42,860	489
*	Harvard Apparatus Regenerative Technology Inc.	100,168	476
*,^	ChemoCentryx Inc.	79,505	460
*	PDI Inc.	94,976	457
*	Acceleron Pharma Inc.	11,465	454
*	Hemispherx Biopharma Inc.	1,675,052	444
*	MacroGenics Inc.	16,100	442
*	Transcept Pharmaceuticals Inc.	129,739	436
*	EnteroMedics Inc.	212,170	433
*,^	Stereotaxis Inc.	119,439	432
*	Uroplasty Inc.	157,785	431
*,^	Rexahn Pharmaceuticals Inc.	779,754	398
*	Cancer Genetics Inc.	28,856	398
*	Agios Pharmaceuticals Inc.	16,160	387
*	Cumberland Pharmaceuticals Inc.	73,721	377
*,^	Opexa Therapeutics Inc.	206,165	375
*	LCA-Vision Inc.	95,864	374
	MGC Diagnostics Corp.	29,309	371
*	Athersys Inc.	146,347	366
*	Cubist Pharmaceutic-CVR	270,942	366
*	Authentidate Holding Corp.	264,899	355
*	Tetraphase Pharmaceuticals Inc.	26,074	353
*	NanoViricides Inc.	73,278	352
*	Agenus Inc.	132,280	349
*,^	BSD Medical Corp.	293,101	349
*	Receptos Inc.	11,861	344
*	Vical Inc.	284,142	335
*	Mast Therapeutics Inc.	716,278	331
*,^	Northwest Biotherapeutics Inc.	84,302	318
*	Arrowhead Research Corp.	28,201	306
*	Retractable Technologies Inc.	97,255	300
*	Pernix Therapeutics Holdings	118,747	299
*	Sharps Compliance Corp.	63,085	298
*,^	Novabay Pharmaceuticals Inc.	235,841	290
*	ERBA Diagnostics Inc.	100,949	283
*	Ventrus Biosciences Inc.	73,128	279
*	Bovie Medical Corp.	128,896	273
*,^	Foundation Medicine Inc.	11,416	272
*	Cornerstone Therapeutics Inc.	28,390	269
*	Codexis Inc.	186,711	261
*	Vision Sciences Inc.	254,570	255
*,^	Bacterin International Holdings Inc.	506,800	253
*,^	OncoMed Pharmaceuticals Inc.	8,579	253
*,^	Oculus Innovative Sciences Inc.	72,361	252
*	Hooper Holmes Inc.	466,668	247
*	Skilled Healthcare Group Inc.	50,496	243
*	Bioanalytical Systems Inc.	86,496	233
*	Coronado Biosciences Inc.	86,710	228
*	Anthera Pharmaceuticals Inc. Class A	73,835	227
*	Epizyme Inc.	10,444	217
*	Alexza Pharmaceuticals Inc.	45,712	216
*	NeoGenomics Inc.	58,177	211
*	Ambit Biosciences Corp.	21,761	210
*	Alimera Sciences Inc.	43,663	206
*	EntreMed Inc.	119,606	205
*	IsoRay Inc.	406,044	203
*,^	BG Medicine Inc.	185,274	193
*	BIND Therapeutics Inc.	12,730	192
*	ANI Pharmaceuticals Inc.	9,548	192

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	PTC Therapeutics Inc.	9,536	162
*	Veracyte Inc.	10,958	159
*	MediciNova Inc.	71,942	154
*	iBio Inc.	459,496	154
*	GTx Inc.	83,499	138
*	Biota Pharmaceuticals Inc.	32,627	137
*	Biodel Inc.	58,911	136
*,^	Baxano Surgical Inc.	127,801	129
*	AVEO Pharmaceuticals Inc.	69,104	127
*	Escalon Medical Corp.	59,011	120
*	StemCells Inc.	96,504	119
*	Ocera Therapeutics Inc.	9,085	118
*	Cel-Sci Corp.	194,755	115
*	CAS Medical Systems Inc.	66,116	112
*	Vermillion Inc.	43,524	103
*	Delcath Systems Inc.	366,347	93
*	Onconova Therapeutics Inc.	8,083	93
*	Insys Therapeutics Inc.	2,300	89
*	Misonix Inc.	15,828	89
*	ProPhase Labs Inc.	52,286	86
*	American Caresource Holdings Inc.	51,566	85
*	Addus HomeCare Corp.	3,355	75
*	Regulus Therapeutics Inc.	9,982	74
*,^	Venaxis Inc.	34,036	73
*	NuPathe Inc.	21,502	70
*	Aastrom Biosciences Inc.	20,875	67
*	Lpath Inc. Class A	14,808	63
*	Chembio Diagnostics Inc.	17,355	58
*	NanoString Technologies Inc.	3,365	58
*	VirtualScopics Inc.	16,180	56
*	SunLink Health Systems Inc.	59,900	52
*	Ligand Pharmaceuticals Inc. Rights	395,811	48
*	Aratana Therapeutics Inc.	1,705	33
*	Urologix Inc.	160,918	29
*	Metabolix Inc.	20,961	26
*	Allied Healthcare Products Inc.	10,415	24
	Ligand Pharmaceuticals Inc. Rights	395,811	24
*	CombiMatrix Corp.	9,624	22
*	Telik Inc.	14,700	18
*	ARCA Biopharma Inc.	10,322	17
*,^	Wright Medical Group Inc. CVR Exp. 12/31/2049	52,493	17
*	OncoGenex Pharmaceutical Inc.	1,752	15
	Cardium Therapeutics Inc.	15,324	13
*,^	Oxygen Biotherapeutics Inc.	2,210	10
*	Sorrento Therapeutics Inc.	1,200	10
*	Enanta Pharmaceuticals Inc.	300	8
*	Response Genetics Inc.	5,975	7
*,^	NeuroMetrix Inc.	1,751	5
*	Ligand Pharmaceuticals Inc. Rights	395,811	3
*	DARA Biosciences Inc.	5,069	3
*	Ligand Pharmaceuticals Inc. Rights	395,811	2
*	GenVec Inc.	800	2
*	Zalicus Inc.	1,671	2
*	MELA Sciences Inc.	40	—
	Maxygen Inc.	143	—
			4,044,770
Industrials (15.3%)
*	United Continental Holdings Inc.	3,304,681	125,016
*	Hertz Global Holdings Inc.	4,113,052	117,716
*	Verisk Analytics Inc. Class A	1,373,586	90,272
	Chicago Bridge & Iron Co. NV	985,041	81,896
*	B/E Aerospace Inc.	903,269	78,612
	Towers Watson & Co. Class A	590,734	75,384
	TransDigm Group Inc.	453,037	72,948

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Fortune Brands Home & Security Inc.	1,523,454	69,622
*	IHS Inc. Class A	566,244	67,779
*	United Rentals Inc.	856,063	66,730
	Wabtec Corp.	883,423	65,612
	JB Hunt Transport Services Inc.	839,601	64,901
	Manpowergroup Inc.	721,450	61,944
	IDEX Corp.	744,968	55,016
	Hubbell Inc. Class B	494,863	53,891
	Lincoln Electric Holdings Inc.	749,177	53,446
	Donaldson Co. Inc.	1,227,764	53,359
*	WABCO Holdings Inc.	567,256	52,987
*	Sensata Technologies Holding NV	1,345,631	52,170
*	Colfax Corp.	812,598	51,754
*	Kirby Corp.	521,046	51,714
	Waste Connections Inc.	1,133,243	49,443
	AGCO Corp.	830,737	49,171
	Alaska Air Group Inc.	640,610	47,002
	Carlisle Cos. Inc.	585,231	46,467
*	Genesee & Wyoming Inc. Class A	465,312	44,693
*,^	American Airlines Group Inc.	1,765,128	44,569
	Graco Inc.	563,878	44,050
	KBR Inc.	1,358,231	43,314
	Acuity Brands Inc.	392,868	42,948
	Terex Corp.	1,021,550	42,895
*	Middleby Corp.	175,323	42,072
	SPX Corp.	415,783	41,416
*	Owens Corning	1,014,274	41,301
	Nordson Corp.	553,037	41,091
	Huntington Ingalls Industries Inc.	455,932	41,038
*	Hexcel Corp.	914,548	40,871
	Timken Co.	731,872	40,304
*	Avis Budget Group Inc.	992,976	40,136
	Oshkosh Corp.	788,693	39,734
	Trinity Industries Inc.	720,988	39,308
	AO Smith Corp.	699,966	37,756
*	Copart Inc.	1,024,235	37,538
	KAR Auction Services Inc.	1,267,902	37,467
	Kennametal Inc.	716,189	37,292
*	WESCO International Inc.	406,148	36,988
	Valmont Industries Inc.	245,726	36,643
	URS Corp.	686,801	36,394
	Triumph Group Inc.	478,059	36,366
	ITT Corp.	828,807	35,987
	Lennox International Inc.	421,559	35,858
	Alliant Techsystems Inc.	294,095	35,785
	MSC Industrial Direct Co. Inc. Class A	442,245	35,764
	Generac Holdings Inc.	629,343	35,646
	Babcock & Wilcox Co.	1,020,293	34,884
*	Old Dominion Freight Line Inc.	640,745	33,972
	RR Donnelley & Sons Co.	1,669,241	33,852
	Toro Co.	525,754	33,438
	Exelis Inc.	1,730,192	32,977
*	Spirit Aerosystems Holdings Inc. Class A	928,771	31,653
*	Teledyne Technologies Inc.	343,969	31,597
	EnerSys Inc.	438,066	30,704
	Regal-Beloit Corp.	414,014	30,521
*	Clean Harbors Inc.	506,835	30,390
*	Spirit Airlines Inc.	667,990	30,333
*	MRC Global Inc.	935,371	30,175
*	Foster Wheeler AG	913,151	30,152
	Crane Co.	447,414	30,089
	CLARCOR Inc.	459,185	29,549
*	Esterline Technologies Corp.	288,721	29,438
	Manitowoc Co. Inc.	1,229,013	28,661

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Moog Inc. Class A	416,101	28,270
	Curtiss-Wright Corp.	433,426	26,972
*	Chart Industries Inc.	279,092	26,692
*	AECOM Technology Corp.	897,978	26,428
	EMCOR Group Inc.	615,353	26,116
*	DigitalGlobe Inc.	625,574	25,742
	Woodward Inc.	557,457	25,426
	Air Lease Corp. Class A	811,971	25,236
	Actuant Corp. Class A	673,571	24,680
	Deluxe Corp.	464,253	24,229
	HEICO Corp.	417,325	24,184
	Landstar System Inc.	419,217	24,084
*	USG Corp.	848,498	24,080
	Corporate Executive Board Co.	308,815	23,912
	Watsco Inc.	247,350	23,760
*	Navistar International Corp.	617,350	23,577
*	Swift Transportation Co.	1,002,982	22,276
	GATX Corp.	424,950	22,170
	Covanta Holding Corp.	1,197,626	21,258
*	Advisory Board Co.	333,103	21,209
	Harsco Corp.	742,861	20,822
	Con-way Inc.	519,632	20,635
*	Armstrong World Industries Inc.	357,283	20,583
	Applied Industrial Technologies Inc.	388,457	19,069
	Healthcare Services Group Inc.	643,356	18,252
*	MasTec Inc.	554,631	18,148
*	Beacon Roofing Supply Inc.	450,390	18,142
	Rollins Inc.	591,885	17,928
	TAL International Group Inc.	311,959	17,891
*,^	SolarCity Corp.	309,471	17,584
*	JetBlue Airways Corp.	2,004,324	17,137
	United Stationers Inc.	368,254	16,899
*,^	Polypore International Inc.	428,823	16,681
*	Tetra Tech Inc.	593,429	16,604
	Watts Water Technologies Inc. Class A	263,280	16,289
	Mueller Industries Inc.	258,395	16,281
	HNI Corp.	417,685	16,219
*	WageWorks Inc.	271,774	16,154
	Barnes Group Inc.	420,125	16,095
	Franklin Electric Co. Inc.	359,066	16,029
	Herman Miller Inc.	540,158	15,945
*	Mobile Mini Inc.	374,455	15,420
*	Trimas Corp.	386,217	15,406
*	FTI Consulting Inc.	373,928	15,383
	Brink's Co.	447,936	15,293
	UniFirst Corp.	140,156	14,997
*	RBC Bearings Inc.	211,408	14,957
	Mine Safety Appliances Co.	290,613	14,882
*	On Assignment Inc.	424,574	14,826
	UTi Worldwide Inc.	839,043	14,734
	Allegiant Travel Co. Class A	137,121	14,458
	Raven Industries Inc.	342,845	14,105
	Simpson Manufacturing Co. Inc.	376,423	13,826
	Mueller Water Products Inc. Class A	1,461,123	13,691
*	Huron Consulting Group Inc.	216,293	13,566
	ABM Industries Inc.	474,009	13,552
	General Cable Corp.	457,765	13,463
	Brady Corp. Class A	429,066	13,271
*	Proto Labs Inc.	186,072	13,245
	CIRCOR International Inc.	162,954	13,163
*	Orbital Sciences Corp.	555,646	12,947
*	Hub Group Inc. Class A	323,205	12,889
*	AMERCO	54,018	12,848
	Forward Air Corp.	287,229	12,612

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	HD Supply Holdings Inc.	508,342	12,205
*	GrafTech International Ltd.	1,086,080	12,197
*	Korn/Ferry International	464,599	12,135
	Granite Construction Inc.	341,811	11,957
	Interface Inc. Class A	537,660	11,807
	AZZ Inc.	239,685	11,711
	Tennant Co.	169,968	11,526
	Aircastle Ltd.	595,389	11,408
*	Trex Co. Inc.	142,773	11,355
	G&K Services Inc. Class A	182,393	11,350
*	Nortek Inc.	150,350	11,216
*	EnPro Industries Inc.	192,816	11,116
*	DXP Enterprises Inc.	95,231	10,971
	Werner Enterprises Inc.	428,607	10,599
	Knight Transportation Inc.	567,918	10,416
	Matson Inc.	394,372	10,297
	AAR Corp.	361,594	10,128
*,^	GenCorp Inc.	560,414	10,099
	Cubic Corp.	191,568	10,088
	Primoris Services Corp.	322,693	10,045
^	Lindsay Corp.	120,985	10,012
	Kaman Corp.	250,877	9,967
*	TrueBlue Inc.	378,337	9,754
	Hyster-Yale Materials Handling Inc.	104,459	9,731
*	Meritor Inc.	927,273	9,671
*	Rexnord Corp.	357,837	9,665
*	Rush Enterprises Inc. Class A	325,683	9,657
	Universal Forest Products Inc.	184,548	9,622
	Briggs & Stratton Corp.	441,580	9,609
*	Atlas Air Worldwide Holdings Inc.	232,859	9,582
	Encore Wire Corp.	176,434	9,563
	Exponent Inc.	123,159	9,537
	Apogee Enterprises Inc.	265,122	9,521
	Sun Hydraulics Corp.	230,585	9,415
	Albany International Corp.	258,871	9,301
	Titan International Inc.	511,610	9,199
*	Navigant Consulting Inc.	477,963	9,177
*	Tutor Perini Corp.	348,203	9,158
*	II-VI Inc.	518,204	9,120
	Steelcase Inc. Class A	569,266	9,029
*	Masonite International Corp.	149,191	8,951
	Heartland Express Inc.	456,150	8,950
	McGrath RentCorp	224,648	8,941
	Altra Industrial Motion Corp.	260,121	8,901
	Arkansas Best Corp.	262,166	8,830
	John Bean Technologies Corp.	297,176	8,716
*	Wesco Aircraft Holdings Inc.	391,335	8,578
*	Dycom Industries Inc.	308,328	8,568
*	Federal Signal Corp.	577,240	8,457
	ESCO Technologies Inc.	245,474	8,410
	Knoll Inc.	454,968	8,330
*	H&E Equipment Services Inc.	279,787	8,290
	AAON Inc.	255,102	8,151
*	Wabash National Corp.	655,040	8,090
*	Aegion Corp. Class A	367,865	8,053
	Comfort Systems USA Inc.	413,196	8,012
*	Team Inc.	185,839	7,868
	Astec Industries Inc.	203,145	7,847
	Standex International Corp.	124,319	7,817
*	Greenbrier Cos. Inc.	237,373	7,795
	Insperity Inc.	210,163	7,593
*	Taser International Inc.	475,945	7,558
*	Saia Inc.	228,630	7,328
*	ACCO Brands Corp.	1,090,149	7,326

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Thermon Group Holdings Inc.	260,995	7,133
	SkyWest Inc.	480,359	7,124
	Quanex Building Products Corp.	357,602	7,123
	Barrett Business Services Inc.	75,880	7,037
	Acacia Research Corp.	468,800	6,816
*	Blount International Inc.	470,183	6,804
	US Ecology Inc.	182,056	6,771
	Aceto Corp.	260,105	6,505
	Resources Connection Inc.	453,716	6,502
	Kelly Services Inc. Class A	258,225	6,440
	Quad/Graphics Inc.	235,969	6,425
	American Science & Engineering Inc.	89,218	6,416
*	Consolidated Graphics Inc.	94,750	6,390
	Gorman-Rupp Co.	188,402	6,298
	Griffon Corp.	471,089	6,223
*	ICF International Inc.	177,262	6,153
	Kforce Inc.	295,884	6,054
*,^	XPO Logistics Inc.	223,349	5,872
	Viad Corp.	207,742	5,771
*	Columbus McKinnon Corp.	202,213	5,488
	Kadant Inc.	134,087	5,433
	Powell Industries Inc.	78,818	5,280
*	MYR Group Inc.	205,342	5,150
*	Gibraltar Industries Inc.	276,691	5,144
	Marten Transport Ltd.	250,746	5,063
*	American Woodmark Corp.	123,573	4,885
*	Great Lakes Dredge & Dock Corp.	522,708	4,809
*	Aerovironment Inc.	164,020	4,778
*	Roadrunner Transportation Systems Inc.	175,142	4,720
	Alamo Group Inc.	77,278	4,690
	Celadon Group Inc.	240,586	4,687
*	Park-Ohio Holdings Corp.	86,852	4,551
*	CBIZ Inc.	489,724	4,466
	Multi-Color Corp.	114,249	4,312
*,^	Hawaiian Holdings Inc.	445,257	4,288
*	National Presto Industries Inc.	53,254	4,287
	LB Foster Co. Class A	90,543	4,282
*	Kratos Defense & Security Solutions Inc.	556,128	4,271
*	RPX Corp.	252,551	4,268
	HEICO Corp. Class A	101,171	4,261
	Ennis Inc.	237,028	4,195
*,^	ExOne Co.	68,000	4,111
*	Astronics Corp.	79,567	4,058
	Heidrick & Struggles International Inc.	201,271	4,054
*	SP Plus Corp.	155,574	4,051
*	Air Transport Services Group Inc.	498,671	4,034
*	Northwest Pipe Co.	106,213	4,011
*	Engility Holdings Inc.	116,357	3,886
*	Lydall Inc.	220,384	3,883
	American Railcar Industries Inc.	84,624	3,872
*	GP Strategies Corp.	129,417	3,855
*	Republic Airways Holdings Inc.	360,353	3,852
*,^	Capstone Turbine Corp.	2,950,341	3,806
	Ceco Environmental Corp.	230,440	3,726
	Kimball International Inc. Class B	247,663	3,722
	West Corp.	142,093	3,653
*	EnerNOC Inc.	211,481	3,640
	FreightCar America Inc.	129,703	3,453
	Insteel Industries Inc.	149,567	3,400
*	Ducommun Inc.	112,690	3,359
	NN Inc.	164,562	3,323
*	Vicor Corp.	244,584	3,282
	Douglas Dynamics Inc.	193,517	3,255
	Coleman Cable Inc.	119,303	3,128

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Global Power Equipment Group Inc.	158,459	3,101
*	Orion Marine Group Inc.	257,692	3,100
*	Furmanite Corp.	287,605	3,054
	CDI Corp.	162,978	3,020
*	Pacer International Inc.	360,936	2,981
	Graham Corp.	81,273	2,949
*	Layne Christensen Co.	172,054	2,939
*,^	Titan Machinery Inc.	164,699	2,935
*	Mistras Group Inc.	134,805	2,815
	Dynamic Materials Corp.	122,439	2,662
	Houston Wire & Cable Co.	198,813	2,660
*	NCI Building Systems Inc.	148,034	2,597
*	ARC Document Solutions Inc.	312,993	2,573
	VSE Corp.	53,516	2,569
*	Builders FirstSource Inc.	346,714	2,476
*	PowerSecure International Inc.	142,888	2,453
*	CAI International Inc.	103,898	2,449
*	Pendrell Corp.	1,202,471	2,417
*	Xerium Technologies Inc.	141,272	2,330
*	Echo Global Logistics Inc.	107,312	2,305
*	InnerWorkings Inc.	292,769	2,281
*	Franklin Covey Co.	114,259	2,271
	Argan Inc.	82,358	2,270
*,^	YRC Worldwide Inc.	128,473	2,232
*	Accuride Corp.	588,176	2,194
*	KEYW Holding Corp.	160,450	2,156
*	Cenveo Inc.	577,065	1,985
*	Energy Recovery Inc.	352,703	1,961
*	Power Solutions International Inc.	25,764	1,935
*	USA Truck Inc.	142,489	1,907
	Ampco-Pittsburgh Corp.	97,646	1,899
*	PAM Transportation Services Inc.	91,576	1,897
*	Pike Corp.	176,366	1,864
*	Astronics Corp. Class B	36,702	1,863
*	CRA International Inc.	92,773	1,837
*,^	FuelCell Energy Inc.	1,279,651	1,804
	Twin Disc Inc.	69,364	1,796
*	Quality Distribution Inc.	136,724	1,754
	Universal Truckload Services Inc.	57,202	1,745
*	Commercial Vehicle Group Inc.	238,845	1,736
*	Sterling Construction Co. Inc.	146,931	1,724
	Schawk Inc. Class A	114,357	1,700
	LSI Industries Inc.	194,288	1,684
	International Shipholding Corp.	56,822	1,676
	Intersections Inc.	215,104	1,676
*	Patrick Industries Inc.	57,833	1,673
	Preformed Line Products Co.	22,204	1,624
	Allied Motion Technologies Inc.	128,498	1,600
	Miller Industries Inc.	85,479	1,592
*,^	Odyssey Marine Exploration Inc.	781,641	1,579
	NL Industries Inc.	137,008	1,532
	Courier Corp.	81,319	1,471
*	PGT Inc.	144,618	1,464
*	Performant Financial Corp.	141,992	1,463
*	CPI Aerostructures Inc.	96,915	1,458
*	Patriot Transportation Holding Inc.	34,975	1,452
	Baltic Trading Ltd.	210,827	1,358
*,^	Real Goods Solar Inc. Class A	438,860	1,325
*	LMI Aerospace Inc.	89,195	1,315
	SIFCO Industries Inc.	46,392	1,302
*	Flow International Corp.	315,236	1,274
*	Willis Lease Finance Corp.	70,407	1,222
*	Magnetek Inc.	50,100	1,198
*	Ply Gem Holdings Inc.	66,403	1,197

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Ameresco Inc. Class A	121,222	1,171
*	Active Power Inc.	344,211	1,160
*	Rand Logistics Inc.	193,713	1,118
	Hurco Cos. Inc.	40,210	1,006
*	API Technologies Corp.	293,596	1,001
*	PMFG Inc.	107,380	972
	Hardinge Inc.	66,364	960
*	TRC Cos. Inc.	133,600	954
*	BlueLinx Holdings Inc.	455,425	888
*	Mfri Inc.	61,557	883
*,^	Astrotech Corp.	304,120	861
*	Innovative Solutions & Support Inc.	115,439	842
*	Lawson Products Inc.	67,897	832
*	Manitex International Inc.	51,159	812
*	Supreme Industries Inc. Class A	137,574	802
*	Hudson Technologies Inc.	212,882	788
*,^	American Superconductor Corp.	473,397	776
*	Fuel Tech Inc.	100,300	711
*	Hill International Inc.	179,068	707
*	Orion Energy Systems Inc.	101,795	692
*,^	Revolution Lighting Technologies Inc.	201,900	692
*	Sparton Corp.	24,010	671
*	Swisher Hygiene Inc.	1,276,797	656
	Providence and Worcester Railroad Co.	31,838	623
*	Tecumseh Products Co. Class A	68,413	619
*,^	Eagle Bulk Shipping Inc.	134,748	619
*	Innotrac Corp.	74,779	613
	Global Brass & Copper Holdings Inc.	37,048	613
*	Arotech Corp.	169,743	592
*	Hudson Global Inc.	144,078	579
	Omega Flex Inc.	28,118	575
*	Key Technology Inc.	38,521	552
*	Casella Waste Systems Inc. Class A	92,753	538
	LS Starrett Co. Class A	36,454	531
	Eastern Co.	31,545	502
	Ecology and Environment Inc.	45,100	502
*	Heritage-Crystal Clean Inc.	23,754	487
	Acorn Energy Inc.	110,249	449
*	Virco Manufacturing Corp.	188,287	439
*	Gencor Industries Inc.	41,010	391
*	Adept Technology Inc.	23,162	391
*	American Electric Technologies Inc.	37,160	371
*	Ultralife Corp.	98,312	349
	Mastech Holdings Inc.	24,267	340
*	RCM Technologies Inc.	47,961	335
*	Covenant Transportation Group Inc. Class A	39,032	320
*,^	Genco Shipping & Trading Ltd.	108,151	270
*	Metalico Inc.	127,383	264
*	Jewett-Cameron Trading Co. Ltd.	23,964	250
*	Integrated Electrical Services Inc.	45,122	243
	Sypris Solutions Inc.	79,234	242
*	Taylor Devices Inc.	27,295	222
*	Versar Inc.	42,809	207
*	Transcat Inc.	25,670	205
*	Lightbridge Corp.	138,689	201
*	Perma-Fix Environmental Services	61,035	198
*,^	Ascent Solar Technologies Inc.	281,332	198
*,^	Enphase Energy Inc.	29,613	188
*,^	Plug Power Inc.	116,900	181
*	Dolan Co.	254,398	178
	Servotronics Inc.	19,902	163
*	UniTek Global Services Inc.	94,665	157
*	AMREP Corp.	21,268	148
*	Breeze-Eastern Corp.	15,615	144

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Rush Enterprises Inc. Class B	5,550	142
*	Luna Innovations Inc.	86,079	121
*	Erickson Air-Crane Inc.	5,100	106
*	Tecumseh Products Co. Class B	11,900	103
*	Essex Rental Corp.	30,245	99
*	Altair Nanotechnologies Inc.	12,362	50
	Hubbell Inc. Class A	500	49
*	ZBB Energy Corp.	54,312	48
*	Industrial Services of America Inc.	13,228	42
*	Lime Energy Co.	12,704	37
*	DLH Holdings Corp.	17,157	26
*	CTPartners Executive Search Inc.	2,973	17
*,^	Spherix Inc.	1,456	12
*	General Finance Corp.	1,811	11
*	Broadwind Energy Inc.	263	2
*	Innovaro Inc.	36,380	2
			5,603,680
Information Technology (15.7%)
*	LinkedIn Corp. Class A	883,239	191,513
	Avago Technologies Ltd. Class A	2,265,153	119,804
*	Trimble Navigation Ltd.	2,355,370	81,731
*,^	3D Systems Corp.	872,919	81,120
*	Equinix Inc.	454,603	80,669
*	FleetCor Technologies Inc.	668,560	78,335
*	ANSYS Inc.	848,236	73,966
	Maxim Integrated Products Inc.	2,580,607	72,025
*	VMware Inc. Class A	788,333	70,721
	Activision Blizzard Inc.	3,937,540	70,206
*	Cree Inc.	1,102,588	68,989
*	Gartner Inc.	841,823	59,812
*	Synopsys Inc.	1,417,032	57,489
	Avnet Inc.	1,258,813	55,526
*	NCR Corp.	1,523,405	51,887
*	ServiceNow Inc.	924,697	51,792
*	Splunk Inc.	744,035	51,093
*	Arrow Electronics Inc.	920,105	49,916
*	Skyworks Solutions Inc.	1,722,826	49,204
*	CoStar Group Inc.	262,662	48,482
	IAC/InterActiveCorp	700,601	48,124
	Jack Henry & Associates Inc.	781,953	46,299
	Solera Holdings Inc.	631,532	44,687
*	Concur Technologies Inc.	431,674	44,540
	Global Payments Inc.	665,651	43,261
	Broadridge Financial Solutions Inc.	1,092,768	43,186
*	Informatica Corp.	994,774	41,283
*	Rackspace Hosting Inc.	1,047,024	40,970
	FactSet Research Systems Inc.	369,866	40,160
*	Pandora Media Inc.	1,490,194	39,639
*	MICROS Systems Inc.	687,526	39,443
*	Ultimate Software Group Inc.	254,293	38,963
*	PTC Inc.	1,099,308	38,905
*	Cadence Design Systems Inc.	2,627,725	36,841
*	Vantiv Inc. Class A	1,121,294	36,565
*	Brocade Communications Systems Inc.	4,102,337	36,388
*	Yelp Inc. Class A	524,146	36,140
*	Aspen Technology Inc.	857,426	35,840
*	Nuance Communications Inc.	2,352,245	35,754
*	WEX Inc.	356,835	35,337
	FEI Co.	383,457	34,266
*	ON Semiconductor Corp.	4,144,332	34,149
*	AOL Inc.	716,695	33,412
*	Ingram Micro Inc.	1,407,772	33,026
*	TIBCO Software Inc.	1,400,980	31,494
	Leidos Holdings Inc.	667,846	31,048

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Teradyne Inc.	1,749,900	30,833
*	Atmel Corp.	3,921,560	30,706
*	CoreLogic Inc.	856,561	30,434
*	CommVault Systems Inc.	405,928	30,396
*	Guidewire Software Inc.	602,425	29,561
	Lender Processing Services Inc.	784,946	29,341
*	SunEdison Inc.	2,239,966	29,232
*	Cognex Corp.	760,766	29,046
*	NetSuite Inc.	279,734	28,818
	National Instruments Corp.	894,125	28,630
*	NeuStar Inc. Class A	571,870	28,513
	Belden Inc.	399,911	28,174
	MAXIMUS Inc.	626,930	27,579
*	JDS Uniphase Corp.	2,112,304	27,418
*	VeriFone Systems Inc.	1,004,287	26,935
*	Riverbed Technology Inc.	1,479,351	26,747
*	Tyler Technologies Inc.	259,210	26,473
*	ARRIS Group Inc.	1,054,817	25,701
*	Acxiom Corp.	686,074	25,371
*	SS&C Technologies Holdings Inc.	570,751	25,261
*	Zebra Technologies Corp.	467,080	25,260
*,^	IPG Photonics Corp.	317,007	24,603
	DST Systems Inc.	269,798	24,481
*	ViaSat Inc.	383,554	24,030
*	Fortinet Inc.	1,255,534	24,018
*	Palo Alto Networks Inc.	416,679	23,947
*	Workday Inc. Class A	286,116	23,793
*	ACI Worldwide Inc.	352,627	22,921
*	SolarWinds Inc.	602,196	22,781
*	Ciena Corp.	946,900	22,659
	Compuware Corp.	1,978,695	22,181
	Anixter International Inc.	245,713	22,075
*	Cornerstone OnDemand Inc.	413,476	22,055
*	Zynga Inc. Class A	5,752,947	21,861
*,^	Advanced Micro Devices Inc.	5,619,791	21,749
*	Qlik Technologies Inc.	810,601	21,586
	Mentor Graphics Corp.	889,697	21,415
*	Microsemi Corp.	857,271	21,389
*	Finisar Corp.	875,385	20,939
*	Verint Systems Inc.	486,991	20,911
*	Manhattan Associates Inc.	177,091	20,805
*	Euronet Worldwide Inc.	432,325	20,687
	Lexmark International Inc. Class A	575,670	20,448
	j2 Global Inc.	400,307	20,019
	Fair Isaac Corp.	315,984	19,856
	Convergys Corp.	930,043	19,577
*	Dealertrack Technologies Inc.	402,813	19,367
	Diebold Inc.	586,346	19,355
	Littelfuse Inc.	205,980	19,142
	Plantronics Inc.	403,597	18,747
*	EchoStar Corp. Class A	371,274	18,460
*	Rovi Corp.	935,147	18,413
*	Aruba Networks Inc.	1,008,112	18,045
*	Tech Data Corp.	348,039	17,959
*	Cardtronics Inc.	413,167	17,952
*	Hittite Microwave Corp.	289,789	17,889
*,^	Zillow Inc. Class A	216,521	17,696
*	Sapient Corp.	1,018,938	17,689
*	Dolby Laboratories Inc. Class A	450,005	17,352
*	International Rectifier Corp.	660,641	17,223
*	OpenTable Inc.	212,581	16,873
*	Coherent Inc.	226,674	16,862
	Heartland Payment Systems Inc.	337,811	16,837
*	Electronics For Imaging Inc.	429,698	16,642

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Vishay Intertechnology Inc.	1,237,644	16,411
*	Cavium Inc.	474,641	16,380
*	SYNNEX Corp.	242,259	16,328
*	Synaptics Inc.	309,861	16,054
*	Demandware Inc.	247,665	15,880
*	Semtech Corp.	627,068	15,852
	Blackbaud Inc.	420,470	15,831
*	CACI International Inc. Class A	214,618	15,714
*	Silicon Laboratories Inc.	362,551	15,702
*	Fairchild Semiconductor International Inc. Class A	1,174,846	15,684
	Power Integrations Inc.	275,557	15,382
*	Itron Inc.	360,946	14,954
*	Entegris Inc.	1,281,916	14,870
*	Polycom Inc.	1,306,966	14,677
*	TiVo Inc.	1,117,068	14,656
	MKS Instruments Inc.	489,451	14,654
*	Take-Two Interactive Software Inc.	842,968	14,642
	ADTRAN Inc.	534,452	14,436
*	Infoblox Inc.	437,160	14,435
*	WebMD Health Corp.	358,878	14,176
	NIC Inc.	548,920	13,652
*	Unisys Corp.	406,459	13,645
	EVERTEC Inc.	552,802	13,632
	Cypress Semiconductor Corp.	1,297,440	13,623
*	ValueClick Inc.	580,187	13,559
*	Plexus Corp.	311,045	13,465
	Intersil Corp. Class A	1,173,674	13,462
*	RF Micro Devices Inc.	2,592,407	13,377
	Advent Software Inc.	380,963	13,330
*	Universal Display Corp.	382,264	13,135
*	Web.com Group Inc.	410,053	13,036
*	Syntel Inc.	143,135	13,018
*	Sanmina Corp.	770,383	12,865
*	Integrated Device Technology Inc.	1,261,249	12,852
*	Progress Software Corp.	493,203	12,739
	Science Applications International Corp.	382,112	12,636
*	TriQuint Semiconductor Inc.	1,466,939	12,234
*	PMC - Sierra Inc.	1,895,928	12,191
*	Bottomline Technologies de Inc.	336,098	12,153
*	Cirrus Logic Inc.	584,730	11,946
*	Veeco Instruments Inc.	360,092	11,851
*	NETGEAR Inc.	355,316	11,704
	Monotype Imaging Holdings Inc.	365,449	11,643
*	Benchmark Electronics Inc.	504,394	11,641
*	Blucora Inc.	386,698	11,276
	InterDigital Inc.	379,301	11,186
	Methode Electronics Inc.	324,713	11,102
*	Trulia Inc.	313,197	11,046
*	Monolithic Power Systems Inc.	317,601	11,008
*,^	SunPower Corp. Class A	367,963	10,969
*	ScanSource Inc.	258,313	10,960
*	Infinera Corp.	1,108,723	10,843
*	iGATE Corp.	267,264	10,733
*	RealPage Inc.	458,358	10,716
*	Envestnet Inc.	262,498	10,579
*	GT Advanced Technologies Inc.	1,212,825	10,576
	MTS Systems Corp.	147,821	10,532
*	MicroStrategy Inc. Class A	83,455	10,368
*	Netscout Systems Inc.	342,747	10,142
*	Cray Inc.	368,928	10,131
*	Rambus Inc.	1,065,777	10,093
*	Rogers Corp.	162,477	9,992
*,^	InvenSense Inc.	475,521	9,881
*	Interactive Intelligence Group Inc.	146,224	9,850

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Cabot Microelectronics Corp.	215,428	9,845
*	Tableau Software Inc. Class A	141,210	9,734
*	SPS Commerce Inc.	147,028	9,601
*	QLogic Corp.	810,955	9,594
*	Responsys Inc.	342,533	9,389
*	Applied Micro Circuits Corp.	695,902	9,311
	CSG Systems International Inc.	314,823	9,256
*	Kulicke & Soffa Industries Inc.	694,820	9,241
*	OSI Systems Inc.	173,439	9,211
*	FARO Technologies Inc.	157,430	9,178
*	PROS Holdings Inc.	226,695	9,045
*	Imperva Inc.	186,476	8,975
*	comScore Inc.	313,640	8,973
*	OmniVision Technologies Inc.	518,327	8,915
*	Insight Enterprises Inc.	390,846	8,876
	Tessera Technologies Inc.	449,377	8,857
*	Measurement Specialties Inc.	145,452	8,827
*	ATMI Inc.	290,848	8,787
*	Constant Contact Inc.	281,416	8,744
	Booz Allen Hamilton Holding Corp. Class A	454,945	8,712
*	Sonus Networks Inc.	2,747,358	8,654
*	Synchronoss Technologies Inc.	277,794	8,631
*	CalAmp Corp.	303,561	8,491
*	Sykes Enterprises Inc.	374,254	8,162
*	Comverse Inc.	209,627	8,134
*	Diodes Inc.	344,943	8,127
*	Monster Worldwide Inc.	1,131,072	8,065
	CDW Corp.	345,218	8,064
*	Freescale Semiconductor Ltd.	495,022	7,945
	Pegasystems Inc.	160,588	7,898
*	Fusion-io Inc.	873,927	7,787
*	Advanced Energy Industries Inc.	340,435	7,782
*	ExlService Holdings Inc.	281,412	7,773
*,^	VirnetX Holding Corp.	398,813	7,741
*	Virtusa Corp.	202,806	7,725
*	Ultratech Inc.	265,254	7,692
*	EPAM Systems Inc.	220,064	7,689
	Badger Meter Inc.	138,214	7,533
*	Rofin-Sinar Technologies Inc.	270,631	7,312
*	BroadSoft Inc.	267,063	7,302
	CTS Corp.	365,367	7,274
*	Harmonic Inc.	976,070	7,203
*	Move Inc.	448,688	7,175
*	LogMeIn Inc.	213,457	7,162
*	LivePerson Inc.	482,435	7,150
*	Perficient Inc.	304,332	7,127
	ManTech International Corp. Class A	230,925	6,912
*	Ixia	517,626	6,890
*	Stamps.com Inc.	162,845	6,856
*	Checkpoint Systems Inc.	430,025	6,782
	Brooks Automation Inc.	640,162	6,715
*	Ruckus Wireless Inc.	472,610	6,711
*	Shutterstock Inc.	80,052	6,695
*	Newport Corp.	369,733	6,681
*	Bankrate Inc.	372,015	6,674
	AVX Corp.	476,920	6,644
*	Spansion Inc. Class A	464,662	6,454
*	Digital River Inc.	340,076	6,291
*	Emulex Corp.	870,610	6,234
*	Global Cash Access Holdings Inc.	622,909	6,223
*	Exar Corp.	527,733	6,222
*	Callidus Software Inc.	451,039	6,193
*	Lattice Semiconductor Corp.	1,116,701	6,153
	Daktronics Inc.	387,292	6,073

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Cass Information Systems Inc.	88,407	5,954
*	Amkor Technology Inc.	953,231	5,843
	Park Electrochemical Corp.	203,270	5,838
	Comtech Telecommunications Corp.	183,838	5,795
	Epiq Systems Inc.	351,467	5,697
*	Angie's List Inc.	369,131	5,592
*	TeleTech Holdings Inc.	233,238	5,584
*	Silicon Image Inc.	889,335	5,469
*,^	Liquidity Services Inc.	236,503	5,359
*	Extreme Networks Inc.	760,633	5,324
*	Tangoe Inc.	292,993	5,277
	Micrel Inc.	523,818	5,170
*,^	Ubiquiti Networks Inc.	111,940	5,145
*	Proofpoint Inc.	152,927	5,073
	EarthLink Inc.	1,000,385	5,072
	Forrester Research Inc.	130,569	4,996
*	Accelrys Inc.	519,018	4,951
*	SciQuest Inc.	172,269	4,906
	Black Box Corp.	164,088	4,890
*	PDF Solutions Inc.	188,380	4,826
*	XO Group Inc.	323,305	4,804
*	Ellie Mae Inc.	175,773	4,723
^	Ebix Inc.	318,077	4,682
*	Super Micro Computer Inc.	269,918	4,632
*	Global Eagle Entertainment Inc.	305,473	4,542
*	Marketo Inc.	122,531	4,542
*	Anaren Inc.	159,036	4,451
*	DTS Inc.	182,058	4,366
	IXYS Corp.	335,439	4,351
*	TTM Technologies Inc.	501,539	4,303
*	Silicon Graphics International Corp.	320,116	4,293
*	ShoreTel Inc.	453,533	4,209
*	Photronics Inc.	462,504	4,176
*	CommScope Holding Co. Inc.	220,300	4,168
*	Internap Network Services Corp.	534,670	4,021
*	Entropic Communications Inc.	852,307	4,014
*	Actuate Corp.	507,390	3,912
*	Dice Holdings Inc.	530,548	3,846
*,^	Textura Corp.	127,410	3,815
*	Procera Networks Inc.	253,755	3,811
*	Rudolph Technologies Inc.	323,024	3,792
*,^	Parkervision Inc.	824,431	3,751
*	LTX-Credence Corp.	460,474	3,679
*	FireEye Inc.	83,393	3,637
*	Oplink Communications Inc.	193,951	3,608
*	Ceva Inc.	231,246	3,520
*	RealD Inc.	404,079	3,451
*	Fabrinet	166,011	3,413
*	Nanometrics Inc.	178,154	3,394
*	ServiceSource International Inc.	403,913	3,385
*	FormFactor Inc.	551,816	3,322
*	Agilysys Inc.	233,782	3,254
	Electro Scientific Industries Inc.	305,826	3,199
*	ModusLink Global Solutions Inc.	557,771	3,196
*	Seachange International Inc.	261,264	3,177
	Electro Rent Corp.	168,968	3,129
*	Supertex Inc.	123,393	3,091
*	Mercury Systems Inc.	281,486	3,082
*	Lionbridge Technologies Inc.	497,644	2,966
*	Higher One Holdings Inc.	302,943	2,957
*,^	Oclaro Inc.	1,185,971	2,953
*	MoneyGram International Inc.	137,477	2,857
*	DSP Group Inc.	291,888	2,834
*	Calix Inc.	293,980	2,834

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	ChannelAdvisor Corp.	67,483	2,815
*	IntraLinks Holdings Inc.	232,296	2,813
*	Digi International Inc.	231,587	2,807
*	Integrated Silicon Solution Inc.	231,036	2,793
	Computer Task Group Inc.	142,649	2,696
*,^	Glu Mobile Inc.	683,701	2,660
*	Quantum Corp.	2,190,176	2,628
*	Brightcove Inc.	184,083	2,603
	PC Connection Inc.	104,063	2,586
*	Jive Software Inc.	229,598	2,583
*	Immersion Corp.	247,355	2,568
*	Zix Corp.	559,817	2,553
*	Kopin Corp.	601,751	2,539
*	NVE Corp.	43,518	2,536
	Cohu Inc.	241,167	2,532
*	QuinStreet Inc.	283,719	2,466
*	VASCO Data Security International Inc.	315,800	2,441
*	Avid Technology Inc.	295,640	2,409
*	PLX Technology Inc.	360,134	2,370
*	CIBER Inc.	568,219	2,352
*	Kemet Corp.	412,878	2,329
*	Xoom Corp.	84,140	2,303
*	Pericom Semiconductor Corp.	259,686	2,301
*,^	Neonode Inc.	362,094	2,288
*	support.com Inc.	598,100	2,267
*	Vocus Inc.	190,107	2,165
*	MoSys Inc.	385,424	2,128
	American Software Inc. Class A	215,386	2,126
*	Bazaarvoice Inc.	260,788	2,065
*	Maxwell Technologies Inc.	264,704	2,057
*	Datawatch Corp.	60,329	2,052
*	PRGX Global Inc.	303,702	2,041
*	Zygo Corp.	135,204	1,998
*	Marchex Inc. Class B	225,315	1,949
*	Gogo Inc.	77,917	1,933
*	NAPCO Security Technologies Inc.	305,202	1,917
*	Datalink Corp.	175,505	1,913
*,^	Rubicon Technology Inc.	192,243	1,913
*,^	Mitek Systems Inc.	319,044	1,895
	Tessco Technologies Inc.	46,556	1,877
*	Dot Hill Systems Corp.	552,939	1,863
*	GSI Group Inc.	163,316	1,836
*	Vishay Precision Group Inc.	121,145	1,804
*	Qualys Inc.	76,901	1,777
*	Gigamon Inc.	62,835	1,764
*	Autobytel Inc.	116,348	1,760
*	Dynamics Research Corp.	153,169	1,758
*	Unwired Planet Inc.	1,273,611	1,758
	United Online Inc.	126,108	1,735
*	KVH Industries Inc.	133,168	1,735
*	Guidance Software Inc.	167,934	1,696
*	Reis Inc.	86,411	1,662
*	Twitter Inc.	26,010	1,656
	Mesa Laboratories Inc.	20,970	1,648
*	Axcelis Technologies Inc.	673,767	1,644
	Transact Technologies Inc.	130,847	1,640
*	Aviat Networks Inc.	724,464	1,637
*	Key Tronic Corp.	147,774	1,628
*	Intevac Inc.	219,131	1,628
*	Carbonite Inc.	137,527	1,627
*	Multi-Fineline Electronix Inc.	116,929	1,624
*	Inphi Corp.	125,850	1,623
*	Travelzoo Inc.	75,875	1,618
*	Ultra Clean Holdings Inc.	152,882	1,533

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	RealNetworks Inc.	201,813	1,524
*	Limelight Networks Inc.	749,981	1,485
*	Sigma Designs Inc.	310,720	1,467
*	ANADIGICS Inc.	792,054	1,457
	Bel Fuse Inc. Class B	67,431	1,437
*	Aeroflex Holding Corp.	219,690	1,428
*	Pfsweb Inc.	155,162	1,407
*	Blackhawk Network Holdings Inc.	55,466	1,401
*,^	Research Frontiers Inc.	237,493	1,373
*	Endurance International Group Holdings Inc.	94,500	1,340
*	Aware Inc.	217,576	1,329
*	PCM Inc.	128,872	1,324
*	QuickLogic Corp.	328,053	1,296
*	Westell Technologies Inc. Class A	319,195	1,293
*	Demand Media Inc.	220,692	1,273
*	Zhone Technologies Inc.	232,450	1,241
	QAD Inc. Class A	69,282	1,224
	Hackett Group Inc.	196,636	1,221
	Richardson Electronics Ltd.	107,140	1,217
	MOCON Inc.	75,913	1,199
*	E2open Inc.	50,141	1,199
*	Rally Software Development Corp.	60,739	1,181
*	Benefitfocus Inc.	20,108	1,161
*	iPass Inc.	725,632	1,139
*	eGain Corp.	108,610	1,112
*	Speed Commerce Inc.	231,423	1,081
*	TeleCommunication Systems Inc. Class A	465,327	1,080
	PC-Tel Inc.	111,619	1,068
	Evolving Systems Inc.	108,562	1,057
*	Numerex Corp. Class A	81,082	1,050
*	ePlus Inc.	18,444	1,048
	Communications Systems Inc.	94,052	1,048
*	Qumu Corp.	81,635	1,045
*	AXT Inc.	395,721	1,033
*	MaxLinear Inc.	96,536	1,007
*	Frequency Electronics Inc.	86,235	1,006
*	Mattson Technology Inc.	360,332	987
*	Cinedigm Corp. Class A	468,904	947
*	Park City Group Inc.	92,338	938
*	Peregrine Semiconductor Corp.	125,700	931
*,^	Uni-Pixel Inc.	89,398	895
*,^	CVD Equipment Corp.	61,399	892
	Astro-Med Inc.	65,498	884
*	Information Services Group Inc.	206,647	876
*	Rosetta Stone Inc.	71,504	874
	Alliance Fiber Optic Products Inc.	55,590	837
*,^	Millennial Media Inc.	102,975	749
*	Amtech Systems Inc.	106,689	743
*	M/A-COM Technology Solutions Holdings Inc.	43,591	741
*	Telenav Inc.	111,994	738
	Digimarc Corp.	37,954	731
*	Meru Networks Inc.	167,979	724
*	Pixelworks Inc.	148,862	718
*	Clearfield Inc.	34,622	701
*	ID Systems Inc.	120,324	697
*	Bsquare Corp.	190,233	681
*,^	Rocket Fuel Inc.	10,901	670
*	Echelon Corp.	309,664	666
*	Emcore Corp.	129,740	664
*,^	Document Security Systems Inc.	318,494	659
*	Ikanos Communications Inc.	546,808	656
*	Performance Technologies Inc.	174,654	652
*	FalconStor Software Inc.	471,141	636
*,^	Vringo Inc.	211,895	627

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Innodata Inc.	241,360	591
*,^	Parametric Sound Corp.	42,074	583
*	PAR Technology Corp.	106,779	582
*	GSI Technology Inc.	86,863	577
*,^	Local Corp.	361,731	572
*	Radisys Corp.	244,876	561
*	Onvia Inc.	108,483	533
*,^	ClearSign Combustion Corp.	45,907	526
*	LRAD Corp.	275,461	518
*	Mattersight Corp.	107,638	516
*,^	MeetMe Inc.	281,417	515
	CSP Inc.	63,018	509
*	Nimble Storage Inc.	10,873	493
*	Wireless Telecom Group Inc.	231,111	490
*	STR Holdings Inc.	308,585	484
*	Data I/O Corp.	180,066	463
*	Cvent Inc.	12,500	455
*	CyberOptics Corp.	69,636	443
*	TheStreet Inc.	193,979	438
*	Cascade Microtech Inc.	46,248	431
	Optical Cable Corp.	112,873	421
*	LoJack Corp.	116,077	419
*	Crossroads Systems Inc.	165,788	400
*	WidePoint Corp.	239,634	393
*	IEC Electronics Corp.	91,854	384
*	Tremor Video Inc.	65,789	382
*	Edgewater Technology Inc.	52,896	370
*	BroadVision Inc.	36,717	356
*	Newtek Business Services Inc.	111,103	349
*	BTU International Inc.	113,437	331
*	ClearOne Inc.	37,181	326
*	GSE Systems Inc.	200,594	321
*	Model N Inc.	26,708	315
*	Internet Patents Corp.	100,800	315
	Concurrent Computer Corp.	38,068	311
*	StarTek Inc.	46,382	301
*	Novatel Wireless Inc.	124,184	294
*	Sonic Foundry Inc.	29,544	290
*	Infosonics Corp.	187,832	287
*	Hutchinson Technology Inc.	86,422	277
*	USA Technologies Inc.	151,298	274
*	NCI Inc. Class A	40,978	271
*	NeoPhotonics Corp.	37,316	263
*	LGL Group Inc.	47,780	259
*	Video Display Corp.	71,008	251
*	Envivio Inc.	71,426	243
*	Netlist Inc.	327,952	243
*	Planar Systems Inc.	90,447	230
	QAD Inc. Class B	14,091	226
*	eMagin Corp.	78,635	223
*	Spark Networks Inc.	36,047	222
	Globalscape Inc.	92,232	215
*	Lantronix Inc.	134,602	211
*	Viasystems Group Inc.	14,776	202
*	NetSol Technologies Inc.	34,512	201
*	Crexendo Inc.	65,793	199
*	Imation Corp.	42,322	198
*,^	Wave Systems Corp. Class A	212,740	194
*	Marin Software Inc.	17,916	183
*,^	Digital Ally Inc.	18,621	171
*	Selectica Inc.	25,943	166
*	Majesco Entertainment Co.	276,585	163
*	Inuvo Inc.	118,627	154
*	Vitesse Semiconductor Corp.	51,816	151

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Asure Software Inc.	27,280	150
*,^	Aetrium Inc.	21,572	145
*	Looksmart Ltd.	69,526	143
*	Interphase Corp.	34,145	132
*	Intermolecular Inc.	24,999	123
*	Ambient Corp.	43,817	117
	Bel Fuse Inc. Class A	5,719	111
*	Violin Memory Inc.	27,981	111
*	Intellicheck Mobilisa Inc.	210,101	105
*	Remark Media Inc.	22,453	105
*	Bridgeline Digital Inc.	96,477	103
*	Microvision Inc.	76,209	101
*	Overland Storage Inc.	99,822	97
*	Relm Wireless Corp.	27,322	92
*	TSR Inc.	27,043	91
*	Mediabistro Inc.	27,418	87
*	Lightpath Technologies Inc. Class A	63,678	86
*	World Energy Solutions Inc.	19,534	84
*	Advanced Photonix Inc. Class A	99,780	70
*	TigerLogic Corp.	31,880	59
*,^	Net Element Inc.	12,508	55
*	Exa Corp.	3,923	52
*	Smith Micro Software Inc.	33,227	49
*,^	Daegis Inc.	31,670	38
*	Superconductor Technologies Inc.	14,507	31
*	Identive Group Inc.	51,148	29
*	GigOptix Inc.	15,789	24
*	Sutron Corp.	3,900	20
*	LGL Group, Inc. Warrants Exp. 06/8/2018	238,900	19
*	Cover-All Technologies Inc.	9,331	13
*	Synacor Inc.	5,300	13
*	Qualstar Corp.	9,220	10
*	Sevcon Inc.	500	3
*	IntriCon Corp.	400	2
*	MAM Software Group Inc.	200	1
*	Saba Software Inc.	74	1
			5,751,176
Materials (5.4%)
	Celanese Corp. Class A	1,439,873	79,639
*	WR Grace & Co.	702,916	69,497
	Rock Tenn Co. Class A	660,473	69,356
	Ashland Inc.	660,207	64,066
	Packaging Corp. of America	902,019	57,080
*	Crown Holdings Inc.	1,260,805	56,194
	Reliance Steel & Aluminum Co.	706,574	53,587
	Valspar Corp.	739,790	52,740
	RPM International Inc.	1,219,247	50,611
	Rockwood Holdings Inc.	682,203	49,064
	Albemarle Corp.	746,913	47,347
	Huntsman Corp.	1,796,739	44,200
	Martin Marietta Materials Inc.	425,032	42,478
	Aptargroup Inc.	607,839	41,218
	Steel Dynamics Inc.	2,029,482	39,656
	Sonoco Products Co.	931,059	38,844
	Eagle Materials Inc.	456,090	35,315
	NewMarket Corp.	105,230	35,163
	PolyOne Corp.	891,603	31,518
	Axiall Corp.	641,795	30,447
	Cytec Industries Inc.	323,912	30,176
	Carpenter Technology Corp.	485,027	30,169
	Domtar Corp.	299,613	28,265
	Cabot Corp.	544,834	28,004
	Royal Gold Inc.	597,620	27,532
	Scotts Miracle-Gro Co. Class A	403,538	25,108

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Chemtura Corp.	896,020	25,017
	Compass Minerals International Inc.	307,615	24,625
	HB Fuller Co.	461,559	24,019
*	Louisiana-Pacific Corp.	1,291,693	23,909
	Westlake Chemical Corp.	184,789	22,557
	Sensient Technologies Corp.	460,436	22,340
	Commercial Metals Co.	1,075,920	21,873
	Olin Corp.	739,039	21,321
*	KapStone Paper and Packaging Corp.	372,502	20,808
*	Graphic Packaging Holding Co.	2,139,589	20,540
	Worthington Industries Inc.	486,358	20,466
	Silgan Holdings Inc.	403,167	19,360
	Minerals Technologies Inc.	319,480	19,191
*	Berry Plastics Group Inc.	711,857	16,935
	US Silica Holdings Inc.	487,711	16,636
	Balchem Corp.	275,503	16,172
	Schweitzer-Mauduit International Inc.	289,631	14,907
	Greif Inc. Class A	281,154	14,732
*	SunCoke Energy Inc.	645,140	14,716
*	Resolute Forest Products Inc.	887,596	14,219
*	Texas Industries Inc.	200,669	13,802
*	Stillwater Mining Co.	1,095,918	13,524
	Tronox Ltd. Class A	561,799	12,961
	Kaiser Aluminum Corp.	172,018	12,083
	Stepan Co.	174,242	11,435
	PH Glatfelter Co.	399,211	11,034
	Globe Specialty Metals Inc.	610,263	10,991
*	OM Group Inc.	297,338	10,826
*,^	AK Steel Holding Corp.	1,287,807	10,560
*	Clearwater Paper Corp.	198,096	10,400
*	Calgon Carbon Corp.	502,464	10,336
*	Ferro Corp.	797,516	10,232
*	Coeur Mining Inc.	934,603	10,140
	Innospec Inc.	217,013	10,030
	Hecla Mining Co.	3,208,172	9,881
	Innophos Holdings Inc.	202,689	9,851
	A Schulman Inc.	277,401	9,781
	Quaker Chemical Corp.	125,274	9,655
*	RTI International Metals Inc.	281,517	9,631
^	Walter Energy Inc.	576,541	9,588
*,^	Molycorp Inc.	1,673,257	9,404
	Koppers Holdings Inc.	191,295	8,752
*	Boise Cascade Co.	287,638	8,480
*	Flotek Industries Inc.	420,910	8,448
	AMCOL International Corp.	244,155	8,296
*,^	Intrepid Potash Inc.	512,514	8,118
	Schnitzer Steel Industries Inc.	235,127	7,682
*	LSB Industries Inc.	182,412	7,483
	Neenah Paper Inc.	167,290	7,155
*	Kraton Performance Polymers Inc.	309,773	7,140
	Deltic Timber Corp.	104,198	7,079
*	Headwaters Inc.	698,774	6,841
	Materion Corp.	220,095	6,790
	Tredegar Corp.	229,576	6,614
	Myers Industries Inc.	313,159	6,614
	Haynes International Inc.	119,077	6,578
*	Horsehead Holding Corp.	389,676	6,317
	Wausau Paper Corp.	495,264	6,280
*	Advanced Emissions Solutions Inc.	105,324	5,712
	American Vanguard Corp.	232,946	5,658
*	Century Aluminum Co.	517,862	5,417
*,^	McEwen Mining Inc.	2,538,228	4,975
	Zep Inc.	247,933	4,502
	Kronos Worldwide Inc.	223,375	4,255

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	OMNOVA Solutions Inc.	462,382	4,212
*	Zoltek Cos. Inc.	236,165	3,956
	Olympic Steel Inc.	130,423	3,780
	Hawkins Inc.	88,904	3,306
*,^	Allied Nevada Gold Corp.	897,921	3,188
*	Senomyx Inc.	621,721	3,146
*	Taminco Corp.	140,113	2,832
*	Mercer International Inc.	263,494	2,627
	FutureFuel Corp.	157,841	2,494
*	American Pacific Corp.	63,561	2,368
*	AEP Industries Inc.	43,386	2,292
*	Landec Corp.	185,612	2,250
*	AM Castle & Co.	150,343	2,221
	Noranda Aluminum Holding Corp.	654,265	2,153
*	Universal Stainless & Alloy Products Inc.	58,452	2,108
*	US Concrete Inc.	79,100	1,790
*	Handy & Harman Ltd.	67,082	1,624
	Synalloy Corp.	79,419	1,220
	Chase Corp.	32,598	1,151
*	Penford Corp.	89,440	1,149
*	United States Lime & Minerals Inc.	18,000	1,101
*	General Moly Inc.	683,263	916
*	Core Molding Technologies Inc.	56,974	781
	KMG Chemicals Inc.	42,173	712
*,^	Paramount Gold and Silver Corp.	753,749	702
	Gold Resource Corp.	139,548	632
*	Arabian American Development Co.	49,424	620
*	TOR Minerals International Inc.	56,356	558
*	Comstock Mining Inc.	314,323	550
*	UFP Technologies Inc.	14,447	364
*	Material Sciences Corp.	30,525	360
*	US Antimony Corp.	181,971	358
*	Midway Gold Corp.	413,844	335
*	Solitario Exploration & Royalty Corp.	381,460	324
*,^	Silver Bull Resources Inc.	463,119	157
*	Mines Management Inc.	194,673	117
*,^	Clean Diesel Technologies Inc.	51,075	77
*	Timberline Resources Corp.	366,815	64
*	GSE Holding Inc.	24,914	52
*	Verso Paper Corp.	37,309	24
*	Continental Materials Corp.	600	12
*	Prospect Global Resources Inc.	92	—
			1,991,631
Other (0.0%)
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Exp.11/06/2017	45,300	208
*	Southern Community Financial Corp	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
			581
Telecommunication Services (1.4%)
*	SBA Communications Corp. Class A	1,172,701	105,355
*	Sprint Corp.	7,928,766	85,234
*	T-Mobile US Inc.	2,342,156	78,790
*	Level 3 Communications Inc.	1,471,177	48,799
*	tw telecom inc Class A	1,315,596	40,086
	Telephone & Data Systems Inc.	906,414	23,367
	Cogent Communications Group Inc.	401,697	16,233
*	Leap Wireless International Inc.	521,335	9,071
*	8x8 Inc.	691,463	7,025
	Consolidated Communications Holdings Inc.	357,191	7,012
*	Cincinnati Bell Inc.	1,950,761	6,945
*	Premiere Global Services Inc.	523,625	6,069
	United States Cellular Corp.	139,440	5,831
	Shenandoah Telecommunications Co.	219,669	5,639

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Atlantic Tele-Network Inc.	88,837	5,025
*,^	NII Holdings Inc.	1,639,492	4,509
*	General Communication Inc. Class A	388,944	4,337
*	Vonage Holdings Corp.	1,196,260	3,983
	Lumos Networks Corp.	179,668	3,773
	USA Mobility Inc.	257,350	3,675
	Inteliquent Inc.	317,483	3,626
*	Iridium Communications Inc.	561,198	3,513
*,^	Fairpoint Communications Inc.	296,262	3,351
*	Intelsat SA	147,500	3,325
	IDT Corp. Class B	172,527	3,083
	NTELOS Holdings Corp.	138,353	2,799
*	inContact Inc.	322,008	2,515
*	ORBCOMM Inc.	386,562	2,451
*	Cbeyond Inc.	306,801	2,117
	HickoryTech Corp.	136,657	1,753
*	Hawaiian Telcom Holdco Inc.	48,209	1,416
*	Towerstream Corp.	376,671	1,115
*	Alaska Communications Systems Group Inc.	366,406	777
*	Straight Path Communications Inc. Class B	82,483	675
*,^	Elephant Talk Communications Corp.	442,889	545
	Alteva	64,581	528
*	Boingo Wireless Inc.	37,447	240
*	RingCentral Inc. Class A	13,030	239
*	NTS Inc.	48,081	95
*	xG Technology Inc.	2,700	4
			504,925
Utilities (3.1%)
	American Water Works Co. Inc.	1,632,844	69,004
*	Calpine Corp.	3,179,456	62,031
	OGE Energy Corp.	1,820,069	61,700
	National Fuel Gas Co.	767,411	54,793
	MDU Resources Group Inc.	1,732,946	52,941
	Alliant Energy Corp.	1,018,192	52,539
	ITC Holdings Corp.	481,159	46,105
	UGI Corp.	1,046,402	43,384
	Aqua America Inc.	1,621,084	38,241
	Atmos Energy Corp.	832,810	37,826
	Westar Energy Inc. Class A	1,164,978	37,477
	Questar Corp.	1,608,614	36,982
	Great Plains Energy Inc.	1,413,533	34,264
	Vectren Corp.	757,157	26,879
	Cleco Corp.	556,503	25,944
	IDACORP Inc.	462,380	23,970
	Southwest Gas Corp.	426,656	23,854
	Hawaiian Electric Industries Inc.	910,465	23,727
	Piedmont Natural Gas Co. Inc.	698,421	23,160
	UNS Energy Corp.	381,886	22,856
	Portland General Electric Co.	713,027	21,533
	Black Hills Corp.	409,099	21,482
	UIL Holdings Corp.	515,708	19,984
*	Dynegy Inc. Class A	904,049	19,455
	WGL Holdings Inc.	476,333	19,082
	New Jersey Resources Corp.	383,862	17,750
	PNM Resources Inc.	732,903	17,677
	ALLETE Inc.	338,572	16,888
	South Jersey Industries Inc.	295,815	16,554
	Avista Corp.	551,325	15,542
	NorthWestern Corp.	356,832	15,458
	El Paso Electric Co.	376,052	13,203
	Laclede Group Inc.	280,010	12,752
	MGE Energy Inc.	212,654	12,313
	Northwest Natural Gas Co.	249,121	10,667
	American States Water Co.	362,538	10,416

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

					Market
					Value
				Shares	($000)
	California Water Service Group			441,824	10,193
	Otter Tail Corp.			343,420	10,052
	Empire District Electric Co.			406,833	9,231
	Chesapeake Utilities Corp.			99,816	5,991
	NRG Yield Inc. Class A			141,427	5,658
	Ormat Technologies Inc.			205,437	5,590
	SJW Corp.			132,183	3,938
	Unitil Corp.			115,767	3,530
	Middlesex Water Co.			159,694	3,344
	Pattern Energy Group Inc.			93,734	2,841
	Connecticut Water Service Inc.			79,521	2,824
	York Water Co.			100,663	2,107
	Artesian Resources Corp. Class A			78,642	1,805
	Delta Natural Gas Co. Inc.			74,312	1,663
*	Genie Energy Ltd. Class B			147,785	1,509
*	Pure Cycle Corp.			141,048	893
*,^	Cadiz Inc.			88,858	618
*	US Geothermal Inc.			514,441	195
*	Synthesis Energy Systems Inc.			145,152	87
*	American DG Energy Inc.			49,512	84
*	EuroSite Power Inc.			4,951	4

					1,130,590

Total Common Stocks (Cost $25,398,551)					36,518,884

		Coupon

Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
2,3	Vanguard Market Liquidity Fund	0.125%		596,095,000	596,095

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.100%	1/15/14	1,000	1,000
4,5	Federal Home Loan Bank Discount Notes	0.130%	5/23/14	400	400
6	Freddie Mac Discount Notes	0.085%	3/3/14	1,000	999
5,6	Freddie Mac Discount Notes	0.070%	3/31/14	4,500	4,498

					6,897

Total Temporary Cash Investments (Cost $602,993)					602,992

Total Investments (101.4%) (Cost $26,001,544)					37,121,876
Other Assets and Liabilities—Net (-1.4%)[3]					(505,491)
Net Assets (100%)					36,616,385

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $429,708,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $455,531,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,598,000 have been segregated as initial margin for open futures contracts.

49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2013

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

50

This page intentionally left blank.

© 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA980_022014

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") as of December 31, 2013 and for the year then ended and have issued our unqualified report thereon dated February 14, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of December 31, 2013 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on the schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

February 14, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (3.1%)
	EI du Pont de Nemours & Co.	13,845,651	899,552
	Dow Chemical Co.	18,132,666	805,090
	Freeport-McMoRan Copper & Gold Inc.	15,521,345	585,776
	Praxair Inc.	4,402,099	572,405
	LyondellBasell Industries NV Class A	7,035,184	564,785
	Ecolab Inc.	4,054,540	422,767
	PPG Industries Inc.	2,020,388	383,187
	Air Products & Chemicals Inc.	3,161,847	353,431
	International Paper Co.	6,636,547	325,390
	Nucor Corp.	4,757,788	253,971
	CF Industries Holdings Inc.	856,809	199,671
	Mosaic Co.	4,221,626	199,556
	Eastman Chemical Co.	2,301,834	185,758
	Alcoa Inc.	15,991,597	169,991
	Newmont Mining Corp.	7,371,331	169,762
	Sigma-Aldrich Corp.	1,789,166	168,200
	FMC Corp.	2,029,033	153,111
	Celanese Corp. Class A	2,372,639	131,231
	CONSOL Energy Inc.	3,422,486	130,191
	Ashland Inc.	1,158,881	112,458
	Airgas Inc.	991,941	110,949
*	WR Grace & Co.	1,091,689	107,935
	International Flavors & Fragrances Inc.	1,219,077	104,816
	Reliance Steel & Aluminum Co.	1,098,043	83,276
	RPM International Inc.	1,987,298	82,493
	Rockwood Holdings Inc.	1,113,720	80,099
	Peabody Energy Corp.	4,034,128	78,787
	Albemarle Corp.	1,216,992	77,145
	Avery Dennison Corp.	1,457,839	73,169
	Huntsman Corp.	2,887,176	71,025
	United States Steel Corp.	2,162,793	63,802
	Steel Dynamics Inc.	3,150,314	61,557
^	Cliffs Natural Resources Inc.	2,289,203	60,000
	Allegheny Technologies Inc.	1,604,475	57,167
^	NewMarket Corp.	158,342	52,910
	Cytec Industries Inc.	542,780	50,565
	PolyOne Corp.	1,396,065	49,351
	Axiall Corp.	1,038,546	49,269
	Carpenter Technology Corp.	752,072	46,779
	Domtar Corp.	481,904	45,463
	Cabot Corp.	858,983	44,152
	Royal Gold Inc.	914,701	42,140
*	Chemtura Corp.	1,465,477	40,916
	Compass Minerals International Inc.	500,266	40,046
	HB Fuller Co.	743,351	38,684
	Westlake Chemical Corp.	297,789	36,351
	Sensient Technologies Corp.	741,605	35,983
	Commercial Metals Co.	1,748,451	35,546
	Olin Corp.	1,192,871	34,414
*	KapStone Paper and Packaging Corp.	606,295	33,868
	Worthington Industries Inc.	791,329	33,299
	Minerals Technologies Inc.	513,335	30,836
*,^	Polypore International Inc.	680,358	26,466
	Balchem Corp.	443,062	26,008
	US Silica Holdings Inc.	749,537	25,567
*	Alpha Natural Resources Inc.	3,267,840	23,332
*	SunCoke Energy Inc.	981,651	22,391
*	Stillwater Mining Co.	1,771,829	21,864
	Tronox Ltd. Class A	921,277	21,254
	Kaiser Aluminum Corp.	261,441	18,364
	Stepan Co.	274,962	18,046

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	PH Glatfelter Co.	634,566	17,539
*	OM Group Inc.	471,643	17,173
	Globe Specialty Metals Inc.	946,158	17,040
*	Clearwater Paper Corp.	322,694	16,941
*	Calgon Carbon Corp.	800,240	16,461
*	Ferro Corp.	1,273,917	16,344
*	Coeur Mining Inc.	1,500,579	16,281
*	Cloud Peak Energy Inc.	896,873	16,144
*	RTI International Metals Inc.	464,660	15,896
	Innophos Holdings Inc.	324,719	15,781
*	Resolute Forest Products Inc.	983,418	15,754
*,^	AK Steel Holding Corp.	1,918,786	15,734
	Hecla Mining Co.	5,094,858	15,692
	Walter Energy Inc.	930,467	15,474
	Innospec Inc.	328,252	15,172
*,^	Molycorp Inc.	2,569,582	14,441
	A Schulman Inc.	407,484	14,368
	Quaker Chemical Corp.	182,637	14,076
^	Arch Coal Inc.	3,138,088	13,965
	Koppers Holdings Inc.	287,525	13,154
*,^	Intrepid Potash Inc.	811,358	12,852
	AMCOL International Corp.	353,235	12,003
*	Horsehead Holding Corp.	731,802	11,863
	Deltic Timber Corp.	167,539	11,383
*	LSB Industries Inc.	276,078	11,325
*	Kraton Performance Polymers Inc.	478,581	11,031
	Tredegar Corp.	381,700	10,997
	Haynes International Inc.	182,521	10,083
	Neenah Paper Inc.	234,936	10,048
	Aceto Corp.	388,015	9,704
	Wausau Paper Corp.	678,007	8,597
	American Vanguard Corp.	353,530	8,587
*	Century Aluminum Co.	779,963	8,158
*	Cambrex Corp.	413,728	7,377
*	Zoltek Cos. Inc.	401,492	6,725
	Kronos Worldwide Inc.	338,233	6,443
*	OMNOVA Solutions Inc.	640,520	5,835
	Zep Inc.	316,336	5,745
*	Rentech Inc.	3,058,846	5,353
	Hawkins Inc.	133,224	4,955
	FutureFuel Corp.	307,797	4,863
*,^	Allied Nevada Gold Corp.	1,351,604	4,798
*	American Pacific Corp.	125,666	4,682
	Olympic Steel Inc.	137,084	3,973
*	Westmoreland Coal Co.	190,519	3,675
*	Universal Stainless & Alloy Products Inc.	95,871	3,457
	Chase Corp.	93,154	3,288
	Gold Resource Corp.	697,258	3,159
*	Senomyx Inc.	548,455	2,775
	Ampco-Pittsburgh Corp.	123,047	2,393
	KMG Chemicals Inc.	115,254	1,947
*	Penford Corp.	139,711	1,795
*	Handy & Harman Ltd.	71,880	1,740
*,^	Paramount Gold and Silver Corp.	1,706,012	1,590
*,^	Uni-Pixel Inc.	156,672	1,568
*,^	Comstock Mining Inc.	876,575	1,534
	Noranda Aluminum Holding Corp.	460,823	1,516
*,^	Marrone Bio Innovations Inc.	80,638	1,434
	Hallador Energy Co.	170,638	1,375
	Synalloy Corp.	86,723	1,332
*	General Moly Inc.	918,905	1,231
*	Material Sciences Corp.	103,918	1,227
*,^	Uranerz Energy Corp.	887,221	1,136
*	Midway Gold Corp.	1,361,986	1,103

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Northern Technologies International Corp.	55,404	1,028
	NL Industries Inc.	81,693	913
*	US Antimony Corp.	345,732	681
*,^	James River Coal Co.	499,937	675
	Friedman Industries Inc.	75,387	641
*,^	Uranium Resources Inc.	177,955	539
*	Metabolix Inc.	386,346	487
^	USEC Inc.	70,275	465
*	Codexis Inc.	253,050	354
*	Solitario Exploration & Royalty Corp.	368,557	313
	United-Guardian Inc.	10,523	296
*,^	Golden Minerals Co.	490,029	231
*	Dynasil Corp. of America	134,449	153
*	Verso Paper Corp.	183,061	116
	Empire Resources Inc.	24,767	86
*	TOR Minerals International Inc.	2,580	26
*	Mines Management Inc.	10,759	6
*	Ikonics Corp.	300	4
			9,399,466
Consumer Goods (10.1%)
	Procter & Gamble Co.	40,641,359	3,308,613
	Coca-Cola Co.	59,421,978	2,454,722
	Philip Morris International Inc.	22,756,955	1,982,813
	PepsiCo Inc.	22,929,633	1,901,784
	Altria Group Inc.	29,910,707	1,148,272
	Mondelez International Inc. Class A	26,221,422	925,616
	Monsanto Co.	7,861,988	916,315
	Colgate-Palmolive Co.	13,837,552	902,347
	Ford Motor Co.	57,915,300	893,633
	NIKE Inc. Class B	10,640,877	836,799
*	General Motors Co.	15,573,777	636,500
	Kimberly-Clark Corp.	5,708,581	596,318
	Johnson Controls Inc.	10,244,121	525,523
	Kraft Foods Group Inc.	8,908,533	480,348
	General Mills Inc.	9,482,002	473,247
	Archer-Daniels-Midland Co.	9,839,765	427,046
	VF Corp.	5,265,728	328,265
	Lorillard Inc.	5,507,008	279,095
	Delphi Automotive plc	4,616,468	277,588
	Estee Lauder Cos. Inc. Class A	3,576,658	269,394
	Kellogg Co.	4,332,699	264,598
	Mead Johnson Nutrition Co.	3,020,710	253,015
	Reynolds American Inc.	4,858,031	242,853
	Mattel Inc.	5,059,517	240,732
	Coach Inc.	4,194,868	235,458
	Harley-Davidson Inc.	3,319,099	229,814
*	Michael Kors Holdings Ltd.	2,743,085	222,711
	Stanley Black & Decker Inc.	2,644,668	213,398
	Hershey Co.	2,192,251	213,153
	ConAgra Foods Inc.	6,307,779	212,572
	BorgWarner Inc.	3,406,708	190,469
	Whirlpool Corp.	1,179,445	185,008
	Genuine Parts Co.	2,193,285	182,459
	Clorox Co.	1,940,737	180,023
*,^	Tesla Motors Inc.	1,191,408	179,164
	Bunge Ltd.	2,094,583	171,986
	Beam Inc.	2,437,390	165,889
	PVH Corp.	1,219,409	165,864
*	Constellation Brands Inc. Class A	2,356,080	165,821
	Coca-Cola Enterprises Inc.	3,687,601	162,734
	Ralph Lauren Corp. Class A	904,159	159,647
	JM Smucker Co.	1,493,236	154,729
*	Monster Beverage Corp.	2,255,579	152,861
	Polaris Industries Inc.	1,035,533	150,815

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple Group Inc.	3,028,993	147,573
	Newell Rubbermaid Inc.	4,295,042	139,202
	Church & Dwight Co. Inc.	2,073,202	137,412
*	Mohawk Industries Inc.	922,846	137,412
	Tyson Foods Inc. Class A	4,093,407	136,965
*,^	Green Mountain Coffee Roasters Inc.	1,793,178	135,528
*	LKQ Corp.	4,044,878	133,076
*	TRW Automotive Holdings Corp.	1,743,635	129,709
	Campbell Soup Co.	2,825,878	122,304
	Activision Blizzard Inc.	6,755,743	120,455
	Molson Coors Brewing Co. Class B	2,142,975	120,328
	McCormick & Co. Inc.	1,701,934	117,297
	Brown-Forman Corp. Class B	1,538,143	116,237
*	Jarden Corp.	1,826,883	112,079
	Avon Products Inc.	6,484,421	111,662
	Nu Skin Enterprises Inc. Class A	800,460	110,640
*	Under Armour Inc. Class A	1,216,279	106,181
	PulteGroup Inc.	5,195,470	105,832
	Hanesbrands Inc.	1,481,456	104,102
	Energizer Holdings Inc.	935,658	101,276
*	Electronic Arts Inc.	4,390,513	100,718
	Lear Corp.	1,206,334	97,677
*	DR Horton Inc.	4,345,238	96,986
	Hasbro Inc.	1,745,806	96,037
	Snap-on Inc.	869,466	95,224
*	Lululemon Athletica Inc.	1,547,336	91,339
	Herbalife Ltd.	1,149,156	90,439
	Hormel Foods Corp.	1,972,939	89,118
	Goodyear Tire & Rubber Co.	3,689,623	87,998
*	Toll Brothers Inc.	2,356,568	87,193
*	WABCO Holdings Inc.	931,217	86,985
	Lennar Corp. Class A	2,186,837	86,511
	Harman International Industries Inc.	1,011,980	82,831
*	Fossil Group Inc.	671,383	80,526
	Ingredion Inc.	1,153,386	78,961
*	Middleby Corp.	285,773	68,577
	Gentex Corp.	2,054,558	67,780
	Tupperware Brands Corp.	696,806	65,869
	Leggett & Platt Inc.	2,111,486	65,329
*	NVR Inc.	62,050	63,664
	Brunswick Corp.	1,358,813	62,587
*	Hain Celestial Group Inc.	678,633	61,606
	Hillshire Brands Co.	1,839,147	61,501
*	Visteon Corp.	743,994	60,926
	Flowers Foods Inc.	2,791,558	59,935
*	WhiteWave Foods Co. Class A	2,592,219	59,466
*	Fifth & Pacific Cos. Inc.	1,834,870	58,844
	Carter's Inc.	770,170	55,291
*	Tenneco Inc.	908,248	51,380
*	Darling International Inc.	2,351,761	49,105
	Wolverine World Wide Inc.	1,428,222	48,502
*	Tempur Sealy International Inc.	898,588	48,488
	Dana Holding Corp.	2,195,064	43,067
	Scotts Miracle-Gro Co. Class A	690,299	42,950
*	Deckers Outdoor Corp.	490,261	41,407
	Pool Corp.	667,769	38,824
	Thor Industries Inc.	676,744	37,377
*	TreeHouse Foods Inc.	515,349	35,518
*	Zynga Inc. Class A	9,322,428	35,425
*	Steven Madden Ltd.	920,447	33,679
*	Boston Beer Co. Inc. Class A	131,124	31,704
*	Iconix Brand Group Inc.	790,764	31,393
	Ryland Group Inc.	690,229	29,963
	Lancaster Colony Corp.	302,030	26,624

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	B&G Foods Inc.	783,891	26,582
	HNI Corp.	670,452	26,034
*	Dorman Products Inc.	458,882	25,730
^	KB Home	1,401,731	25,624
	Herman Miller Inc.	832,094	24,563
	La-Z-Boy Inc.	784,314	24,314
*	Take-Two Interactive Software Inc.	1,370,561	23,807
	Andersons Inc.	262,220	23,382
*	Meritage Homes Corp.	482,691	23,164
*	TiVo Inc.	1,761,391	23,109
	Schweitzer-Mauduit International Inc.	443,530	22,828
	Dean Foods Co.	1,322,511	22,734
	Spectrum Brands Holdings Inc.	322,037	22,720
*	Post Holdings Inc.	459,477	22,638
*	Helen of Troy Ltd.	448,226	22,192
	Cooper Tire & Rubber Co.	917,144	22,048
	Sanderson Farms Inc.	304,768	22,044
	Snyders-Lance Inc.	767,342	22,038
	Pinnacle Foods Inc.	783,389	21,512
*	American Axle & Manufacturing Holdings Inc.	1,015,207	20,761
*	Crocs Inc.	1,297,354	20,654
	Interface Inc. Class A	925,378	20,321
*	Standard Pacific Corp.	2,242,644	20,296
	J&J Snack Foods Corp.	219,992	19,489
*	Skechers U.S.A. Inc. Class A	583,246	19,323
	Steelcase Inc. Class A	1,211,693	19,217
*	MDC Holdings Inc.	588,905	18,986
	Universal Corp.	334,294	18,252
*	G-III Apparel Group Ltd.	240,591	17,753
	Jones Group Inc.	1,155,073	17,280
	Drew Industries Inc.	326,533	16,718
*	Select Comfort Corp.	780,257	16,456
	Oxford Industries Inc.	203,722	16,434
	Fresh Del Monte Produce Inc.	579,493	16,400
	Columbia Sportswear Co.	203,564	16,031
	Vector Group Ltd.	977,117	15,995
	WD-40 Co.	213,591	15,951
*	Tumi Holdings Inc.	698,184	15,744
*	Quiksilver Inc.	1,733,203	15,200
	Briggs & Stratton Corp.	682,832	14,858
*,^	Eastman Kodak Co.	419,449	14,559
*	Seaboard Corp.	4,828	13,494
	Titan International Inc.	749,495	13,476
	Coty Inc. Class A	882,514	13,458
*	Elizabeth Arden Inc.	377,299	13,375
*	iRobot Corp.	381,566	13,267
*	Boulder Brands Inc.	834,777	13,240
*	Gentherm Inc.	474,751	12,728
*	Pilgrim's Pride Corp.	775,406	12,600
	Cal-Maine Foods Inc.	207,147	12,476
	Knoll Inc.	667,022	12,213
	Movado Group Inc.	265,002	11,663
	Ethan Allen Interiors Inc.	381,572	11,607
*	Winnebago Industries Inc.	410,679	11,273
	Arctic Cat Inc.	197,395	11,248
*	ACCO Brands Corp.	1,644,908	11,054
*	Taylor Morrison Home Corp. Class A	486,884	10,931
*,^	Hovnanian Enterprises Inc. Class A	1,644,691	10,888
*	Annie's Inc.	250,015	10,761
	Standard Motor Products Inc.	284,094	10,455
*	Blount International Inc.	720,245	10,422
*	Federal-Mogul Corp.	498,226	9,805
	Lennar Corp. Class B	270,198	9,111
*	Beazer Homes USA Inc.	370,608	9,050

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Inter Parfums Inc.	250,148	8,958
	Tootsie Roll Industries Inc.	274,438	8,930
*	Modine Manufacturing Co.	696,304	8,927
	Callaway Golf Co.	1,055,158	8,895
*	M/I Homes Inc.	332,932	8,473
*	Cavco Industries Inc.	122,122	8,390
*	Universal Electronics Inc.	212,032	8,081
*,^	Diamond Foods Inc.	308,772	7,979
*	USANA Health Sciences Inc.	100,933	7,629
*	Chiquita Brands International Inc.	639,235	7,479
	Superior Industries International Inc.	357,351	7,372
*	Vera Bradley Inc.	301,570	7,250
*	LeapFrog Enterprises Inc.	851,498	6,761
	Nutrisystem Inc.	405,255	6,662
*	Unifi Inc.	240,184	6,543
*	DTS Inc.	257,292	6,170
*	Libbey Inc.	289,422	6,078
*	National Presto Industries Inc.	73,554	5,921
*	Tower International Inc.	271,653	5,813
	Coca-Cola Bottling Co. Consolidated	79,368	5,809
	Remy International Inc.	246,038	5,738
	Calavo Growers Inc.	183,347	5,548
*	RealD Inc.	607,221	5,186
*	Medifast Inc.	185,335	4,843
*	Revlon Inc. Class A	190,018	4,743
*	Stoneridge Inc.	361,858	4,614
*	TRI Pointe Homes Inc.	231,015	4,604
*	Black Diamond Inc.	312,627	4,167
*	Nutraceutical International Corp.	147,820	3,959
*	Motorcar Parts of America Inc.	203,175	3,921
	Limoneira Co.	141,975	3,775
*	WCI Communities Inc.	196,410	3,749
	John B Sanfilippo & Son Inc.	149,908	3,700
*	Inventure Foods Inc.	272,619	3,615
*	Omega Protein Corp.	289,825	3,562
	Oil-Dri Corp. of America	93,252	3,529
*,^	Glu Mobile Inc.	893,124	3,474
*	Alliance One International Inc.	1,127,662	3,439
*	Nautilus Inc.	406,459	3,426
*	William Lyon Homes Class A	153,633	3,401
*	National Beverage Corp.	160,715	3,240
*	Seneca Foods Corp. Class A	99,386	3,169
	Hooker Furniture Corp.	178,152	2,972
*	Central Garden and Pet Co. Class A	438,583	2,960
*	Fuel Systems Solutions Inc.	208,187	2,888
	Orchids Paper Products Co.	87,785	2,883
*	Jamba Inc.	225,532	2,803
	Weyco Group Inc.	95,177	2,801
	Nature's Sunshine Products Inc.	160,581	2,781
*	Costa Inc.	127,038	2,761
*	Perry Ellis International Inc.	172,145	2,718
	Female Health Co.	292,186	2,484
*,^	Star Scientific Inc.	2,082,567	2,416
	Flexsteel Industries Inc.	77,185	2,372
	RG Barry Corp.	122,617	2,367
*	Fox Factory Holding Corp.	132,006	2,326
*	LGI Homes Inc.	129,775	2,309
	Bassett Furniture Industries Inc.	148,869	2,275
	Culp Inc.	108,916	2,227
*	Farmer Bros Co.	92,919	2,161
*	Shiloh Industries Inc.	110,312	2,151
*,^	Lifevantage Corp.	1,296,678	2,140
*	Craft Brew Alliance Inc.	125,409	2,059
	Strattec Security Corp.	45,185	2,018

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Cherokee Inc.	145,928	2,014
	JAKKS Pacific Inc.	297,222	2,000
	Lifetime Brands Inc.	120,582	1,897
	Johnson Outdoors Inc. Class A	69,364	1,869
	Alico Inc.	46,638	1,813
	Griffin Land & Nurseries Inc.	53,560	1,788
*	Dixie Group Inc.	128,274	1,693
	Marine Products Corp.	166,467	1,673
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	202,890	1,583
*	Central Garden and Pet Co.	223,966	1,539
^	Blyth Inc.	141,026	1,534
	Lifeway Foods Inc.	95,840	1,532
*	Zagg Inc.	346,599	1,508
*	Delta Apparel Inc.	84,602	1,437
	Escalade Inc.	121,721	1,433
	Rocky Brands Inc.	95,177	1,387
*	Skullcandy Inc.	191,257	1,379
*	Vince Holding Corp.	38,914	1,194
*	Charles & Colvard Ltd.	221,308	1,118
*	LoJack Corp.	276,852	999
*	Joe's Jeans Inc.	832,167	915
*	Core Molding Technologies Inc.	64,062	878
*,^	American Apparel Inc.	710,946	874
*	Stanley Furniture Co. Inc.	227,672	874
	LS Starrett Co. Class A	58,996	860
*	Reed's Inc.	95,419	761
	Crown Crafts Inc.	92,415	718
*	S&W Seed Co.	89,979	625
	MGP Ingredients Inc.	115,565	600
*	Primo Water Corp.	222,131	584
	Rocky Mountain Chocolate Factory Inc.	50,079	581
	Reliv International Inc.	132,578	371
*	Mannatech Inc.	21,837	370
*	Skyline Corp.	69,891	360
*	US Auto Parts Network Inc.	144,542	358
*	Emerson Radio Corp.	169,085	321
*	Kid Brands Inc.	294,706	301
	Kewaunee Scientific Corp.	13,832	216
*,^	Coffee Holding Co. Inc.	37,730	192
*,^	Ceres Inc.	131,157	181
*	Summer Infant Inc.	89,573	162
*	Hovnanian Enterprises Inc. Class B	19,300	128
*	Tofutti Brands Inc.	33,900	121
*	Majesco Entertainment Co.	195,453	115
*,^	Comstock Holding Cos. Inc. Class A	53,875	108
	Acme United Corp.	6,623	99
*,^	Clean Diesel Technologies Inc.	64,160	96
*	Hallwood Group Inc.	7,919	77
*	DS Healthcare Group Inc.	32,023	76
*	Castle Brands Inc.	76,500	58
*	Universal Security Instruments Inc.	12,777	56
	CCA Industries Inc.	17,873	53
*	Truett-Hurst Inc.	11,700	49
*	Forward Industries Inc.	31,564	48
*	CTI Industries Corp.	7,424	43
*	Willamette Valley Vineyards Inc.	6,384	41
*	Lakeland Industries Inc.	6,701	36
	Compx International Inc.	2,430	34
*	Natural Alternatives International Inc.	6,000	33
*	Crystal Rock Holdings Inc.	32,920	31
*	P&F Industries Inc. Class A	3,745	27
	Koss Corp.	3,972	20
*	Ocean Bio-Chem Inc.	3,142	8
	Golden Enterprises Inc.	1,240	5

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Cyanotech Corp.	900	4
		30,929,193
Consumer Services (13.4%)
* Amazon.com Inc.	5,475,019	2,183,383
Wal-Mart Stores Inc.	24,189,821	1,903,497
Walt Disney Co.	23,646,469	1,806,590
Comcast Corp. Class A	34,167,767	1,775,528
Home Depot Inc.	21,055,044	1,733,672
McDonald's Corp.	14,877,163	1,443,531
CVS Caremark Corp.	17,796,307	1,273,682
Twenty-First Century Fox Inc. Class A	28,184,565	991,533
* eBay Inc.	17,420,234	956,197
Time Warner Inc.	12,850,551	895,940
* priceline.com Inc.	769,049	893,943
Starbucks Corp.	10,703,223	839,026
Costco Wholesale Corp.	6,574,518	782,433
Lowe's Cos. Inc.	15,636,653	774,796
Walgreen Co.	12,778,281	733,984
TJX Cos. Inc.	10,100,527	643,707
Target Corp.	9,450,552	597,936
Time Warner Cable Inc.	4,214,273	571,034
McKesson Corp.	3,434,262	554,290
CBS Corp. Class B	8,501,719	541,900
Viacom Inc. Class B	6,055,953	528,927
* DIRECTV	7,462,533	515,586
Yum! Brands Inc.	6,659,949	503,559
Las Vegas Sands Corp.	5,518,640	435,255
Delta Air Lines Inc.	12,795,856	351,502
Cardinal Health Inc.	5,105,199	341,078
Whole Foods Market Inc.	5,564,672	321,805
Sysco Corp.	8,694,392	313,868
* Netflix Inc.	841,629	309,863
Macy's Inc.	5,503,008	293,861
* Dollar General Corp.	4,815,258	290,456
Kroger Co.	7,326,566	289,619
Omnicom Group Inc.	3,883,636	288,826
Carnival Corp.	7,079,411	284,380
* Bed Bath & Beyond Inc.	3,078,313	247,189
* Chipotle Mexican Grill Inc. Class A	462,513	246,418
* AutoZone Inc.	508,788	243,170
AmerisourceBergen Corp. Class A	3,436,448	241,617
Comcast Corp.	4,795,423	239,196
Wynn Resorts Ltd.	1,209,869	234,969
Ross Stores Inc.	3,090,885	231,600
L Brands Inc.	3,688,462	228,131
Starwood Hotels & Resorts Worldwide Inc.	2,863,167	227,479
* Liberty Interactive Corp. Class A	7,168,490	210,395
* Liberty Media Corp. Class A	1,404,294	205,659
* United Continental Holdings Inc.	5,410,159	204,666
* Discovery Communications Inc. Class A	2,190,574	198,072
Southwest Airlines Co.	10,509,283	197,995
* O'Reilly Automotive Inc.	1,533,883	197,426
* Hertz Global Holdings Inc.	6,712,189	192,103
* DISH Network Corp. Class A	3,115,776	180,466
Nielsen Holdings NV	3,668,198	168,334
* Dollar Tree Inc.	2,955,507	166,750
Kohl's Corp.	2,906,441	164,941
Best Buy Co. Inc.	4,084,743	162,900
Tractor Supply Co.	2,087,060	161,914
Gap Inc.	4,027,541	157,396
* CarMax Inc.	3,339,706	157,033
Staples Inc.	9,827,752	156,163
Tiffany & Co.	1,627,124	150,965
Wyndham Worldwide Corp.	1,978,338	145,784

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Sirius XM Holdings Inc.	41,579,241	145,112
	Marriott International Inc. Class A	2,929,953	144,622
*	Charter Communications Inc. Class A	1,011,959	138,396
*	TripAdvisor Inc.	1,646,453	136,376
	Nordstrom Inc.	2,173,610	134,329
*	News Corp. Class A	7,175,544	129,303
*	MGM Resorts International	5,494,255	129,225
	Advance Auto Parts Inc.	1,088,767	120,505
	Safeway Inc.	3,689,710	120,174
	H&R Block Inc.	4,086,281	118,666
	PetSmart Inc.	1,550,937	112,831
	Interpublic Group of Cos. Inc.	6,276,800	111,099
	Darden Restaurants Inc.	1,951,500	106,103
	Expedia Inc.	1,493,792	104,058
*	IHS Inc. Class A	853,724	102,191
	Scripps Networks Interactive Inc. Class A	1,169,339	101,043
	Gannett Co. Inc.	3,408,220	100,815
*	Discovery Communications Inc.	1,199,919	100,625
	Family Dollar Stores Inc.	1,462,485	95,018
	Signet Jewelers Ltd.	1,197,792	94,266
	Royal Caribbean Cruises Ltd.	1,972,596	93,540
	Foot Locker Inc.	2,242,679	92,937
	Omnicare Inc.	1,539,225	92,908
*	Ulta Salon Cosmetics & Fragrance Inc.	911,464	87,975
	Dick's Sporting Goods Inc.	1,507,904	87,609
	GNC Holdings Inc. Class A	1,420,172	83,009
	GameStop Corp. Class A	1,660,319	81,787
	Dunkin' Brands Group Inc.	1,594,302	76,845
	Alaska Air Group Inc.	1,039,231	76,248
*	Sally Beauty Holdings Inc.	2,492,313	75,343
*	Panera Bread Co. Class A	418,288	73,907
	Williams-Sonoma Inc.	1,228,917	71,621
	Dun & Bradstreet Corp.	577,912	70,939
*,^	American Airlines Group Inc.	2,797,684	70,642
	International Game Technology	3,878,690	70,437
*	Groupon Inc.	5,968,419	70,248
*	Rite Aid Corp.	13,684,969	69,246
^	FactSet Research Systems Inc.	612,416	66,496
*	Avis Budget Group Inc.	1,606,819	64,948
*	Lamar Advertising Co. Class A	1,195,868	62,484
*	Copart Inc.	1,688,911	61,899
*	Pandora Media Inc.	2,311,470	61,485
*	Urban Outfitters Inc.	1,650,951	61,250
*	AMC Networks Inc. Class A	858,680	58,485
	KAR Auction Services Inc.	1,971,635	58,262
	Domino's Pizza Inc.	832,622	57,992
*	Yelp Inc. Class A	813,944	56,121
	Sotheby's	1,026,475	54,608
	Cablevision Systems Corp. Class A	3,031,505	54,355
	Service Corp. International	2,994,436	54,289
*	AutoNation Inc.	1,086,842	54,005
*	United Natural Foods Inc.	702,929	52,994
	DSW Inc. Class A	1,234,033	52,730
	Cinemark Holdings Inc.	1,543,527	51,446
*	Madison Square Garden Co. Class A	892,902	51,413
*	Spirit Airlines Inc.	1,079,596	49,024
	Brinker International Inc.	1,021,689	47,345
*	Cabela's Inc.	685,633	45,704
*	Bally Technologies Inc.	569,002	44,638
	Chico's FAS Inc.	2,329,913	43,896
*	Starz	1,481,136	43,308
*	Graham Holdings Co. Class B	64,970	43,096
*	Sprouts Farmers Market Inc.	1,094,091	42,046
*	Apollo Education Group Inc.	1,512,667	41,326

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Office Depot Inc.	7,779,418	41,153
*	Buffalo Wild Wings Inc.	279,164	41,093
*	Acxiom Corp.	1,104,825	40,856
*	Ascena Retail Group Inc.	1,921,265	40,654
*	Live Nation Entertainment Inc.	2,050,195	40,512
	Vail Resorts Inc.	536,941	40,394
*	Lumber Liquidators Holdings Inc.	391,611	40,293
	Casey's General Stores Inc.	569,659	40,019
	Sinclair Broadcast Group Inc. Class A	1,103,809	39,439
	CST Brands Inc.	1,073,180	39,407
	Dillard's Inc. Class A	404,094	39,282
*,^	JC Penney Co. Inc.	4,286,029	39,217
	Cracker Barrel Old Country Store Inc.	353,520	38,912
*	HomeAway Inc.	950,550	38,858
	Abercrombie & Fitch Co.	1,162,314	38,252
	John Wiley & Sons Inc. Class A	684,311	37,774
*	Norwegian Cruise Line Holdings Ltd.	1,064,881	37,771
*	VCA Antech Inc.	1,194,078	37,446
	American Eagle Outfitters Inc.	2,580,825	37,164
	Cheesecake Factory Inc.	757,794	36,579
	Harris Teeter Supermarkets Inc.	739,750	36,507
	Burger King Worldwide Inc.	1,574,538	35,994
	Men's Wearhouse Inc.	704,377	35,980
	Wendy's Co.	4,110,050	35,840
*,^	Sears Holdings Corp.	712,613	34,947
*	DreamWorks Animation SKG Inc. Class A	968,321	34,375
	Six Flags Entertainment Corp.	923,853	34,016
*	Hyatt Hotels Corp. Class A	668,604	33,069
	Pier 1 Imports Inc.	1,422,057	32,821
	Lions Gate Entertainment Corp.	1,029,653	32,599
*	Hilton Worldwide Holdings Inc.	1,463,695	32,567
	PriceSmart Inc.	279,561	32,300
*	Jack in the Box Inc.	645,089	32,267
	Aaron's Inc.	1,078,447	31,706
*	JetBlue Airways Corp.	3,565,074	30,481
	New York Times Co. Class A	1,897,580	30,115
*	Grand Canyon Education Inc.	680,468	29,668
*	Conn's Inc.	376,392	29,656
	HSN Inc.	474,723	29,575
	Rollins Inc.	971,655	29,431
*	Restoration Hardware Holdings Inc.	434,018	29,209
*	Beacon Roofing Supply Inc.	724,392	29,179
	Penske Automotive Group Inc.	599,696	28,282
*	Life Time Fitness Inc.	593,262	27,883
*	Five Below Inc.	639,957	27,646
*,^	SolarCity Corp.	485,877	27,608
*	Shutterfly Inc.	539,433	27,473
	Rent-A-Center Inc.	822,987	27,438
*	Murphy USA Inc.	659,401	27,405
	Guess? Inc.	879,721	27,333
*	Big Lots Inc.	843,808	27,247
*,^	Dolby Laboratories Inc. Class A	696,519	26,858
	Meredith Corp.	514,485	26,650
	DeVry Education Group Inc.	745,422	26,462
	Texas Roadhouse Inc. Class A	948,143	26,358
	Hillenbrand Inc.	891,238	26,220
*,^	Hibbett Sports Inc.	385,121	25,884
*	Genesco Inc.	348,192	25,439
	Monro Muffler Brake Inc.	441,814	24,901
*	Asbury Automotive Group Inc.	461,962	24,826
*	OpenTable Inc.	311,109	24,693
*	ANN Inc.	672,866	24,600
*	ValueClick Inc.	1,049,339	24,523
	Morningstar Inc.	311,295	24,309

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Nexstar Broadcasting Group Inc. Class A	431,033	24,021
^	Regal Entertainment Group Class A	1,232,607	23,974
	Papa John's International Inc.	524,480	23,811
	Allegiant Travel Co. Class A	222,848	23,497
	Choice Hotels International Inc.	474,531	23,304
*	Fresh Market Inc.	571,572	23,149
	Group 1 Automotive Inc.	324,317	23,033
	Lithia Motors Inc. Class A	330,877	22,969
*	Jos A Bank Clothiers Inc.	414,605	22,691
	Buckle Inc.	428,887	22,542
*	Vitamin Shoppe Inc.	426,813	22,199
*	Express Inc.	1,187,414	22,169
*	Pinnacle Entertainment Inc.	851,685	22,135
*	Marriott Vacations Worldwide Corp.	418,744	22,093
	SeaWorld Entertainment Inc.	762,098	21,926
*	SUPERVALU Inc.	2,970,141	21,652
^	Chemed Corp.	279,298	21,400
*	Orient-Express Hotels Ltd. Class A	1,398,525	21,132
*	AMERCO	86,292	20,524
	Finish Line Inc. Class A	723,109	20,370
	Bob Evans Farms Inc.	401,704	20,322
	DineEquity Inc.	241,453	20,173
	Twenty-First Century Fox Inc.	559,078	19,344
*	Fiesta Restaurant Group Inc.	369,993	19,328
*	Children's Place Retail Stores Inc.	337,276	19,215
	Valassis Communications Inc.	556,969	19,076
*	WebMD Health Corp.	482,142	19,045
*	Krispy Kreme Doughnuts Inc.	966,084	18,636
	Churchill Downs Inc.	197,167	17,676
*	Bloomin' Brands Inc.	733,165	17,603
	National CineMedia Inc.	881,651	17,598
	Interval Leisure Group Inc.	555,323	17,159
	Brown Shoe Co. Inc.	606,217	17,059
*	Susser Holdings Corp.	253,564	16,606
*	Rush Enterprises Inc. Class A	556,562	16,502
	Matthews International Corp. Class A	381,213	16,243
*	Sonic Corp.	800,444	16,161
*	Ascent Capital Group Inc. Class A	186,610	15,966
*,^	Caesars Entertainment Corp.	702,926	15,141
*	Penn National Gaming Inc.	1,035,560	14,840
*,^	Media General Inc.	653,959	14,779
*	Red Robin Gourmet Burgers Inc.	190,410	14,003
	International Speedway Corp. Class A	388,960	13,804
^	Weight Watchers International Inc.	412,948	13,598
*	comScore Inc.	473,403	13,544
	Sonic Automotive Inc. Class A	553,072	13,539
*	AFC Enterprises Inc.	350,017	13,476
*	Constant Contact Inc.	430,194	13,366
	Scholastic Corp.	388,387	13,209
*	Multimedia Games Holding Co. Inc.	418,488	13,124
	MDC Partners Inc. Class A	509,106	12,987
	Cato Corp. Class A	402,104	12,787
*,^	Clean Energy Fuels Corp.	991,183	12,766
*	Boyd Gaming Corp.	1,109,737	12,496
	Spartan Stores Inc.	507,057	12,311
	Capella Education Co.	183,639	12,201
*	Biglari Holdings Inc.	24,046	12,183
	Core-Mark Holding Co. Inc.	160,399	12,179
*	Bright Horizons Family Solutions Inc.	330,264	12,134
	CEC Entertainment Inc.	273,834	12,125
*	Scientific Games Corp. Class A	704,594	11,929
*	Extended Stay America Inc.	445,480	11,698
*,^	ITT Educational Services Inc.	343,077	11,521
*	Cumulus Media Inc. Class A	1,477,981	11,425

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Francesca's Holdings Corp.	617,167	11,362
*	ARAMARK Holdings Corp.	432,612	11,343
	Regis Corp.	758,365	11,004
*	American Public Education Inc.	251,612	10,938
*	BJ's Restaurants Inc.	351,279	10,911
*	Bankrate Inc.	602,101	10,802
	SkyWest Inc.	725,743	10,763
*,^	Aeropostale Inc.	1,169,593	10,632
*	Gray Television Inc.	690,557	10,275
	Stage Stores Inc.	456,866	10,152
*	EW Scripps Co. Class A	458,287	9,954
*	K12 Inc.	451,604	9,822
*	Mattress Firm Holding Corp.	221,581	9,537
*	Denny's Corp.	1,324,597	9,524
	Fred's Inc. Class A	508,224	9,412
*	Steiner Leisure Ltd.	191,263	9,408
*	Tuesday Morning Corp.	582,242	9,293
	Weis Markets Inc.	176,119	9,257
*	Pep Boys-Manny Moe & Jack	744,467	9,038
*	Angie's List Inc.	590,302	8,943
*	FTD Cos. Inc.	270,563	8,815
*	Blue Nile Inc.	183,979	8,664
*	Stamps.com Inc.	204,806	8,622
*	Carmike Cinemas Inc.	309,350	8,612
*	Zumiez Inc.	328,654	8,545
*,^	Liquidity Services Inc.	371,472	8,418
	Haverty Furniture Cos. Inc.	262,806	8,226
*,^	Noodles & Co. Class A	224,384	8,060
*	Container Store Group Inc.	171,092	7,975
*	RetailMeNot Inc.	276,100	7,949
*	Del Frisco's Restaurant Group Inc.	333,808	7,868
*	Chuy's Holdings Inc.	216,021	7,781
*	Republic Airways Holdings Inc.	721,705	7,715
*	Zale Corp.	481,012	7,586
*	Barnes & Noble Inc.	501,721	7,501
*	Chefs' Warehouse Inc.	255,332	7,445
*,^	Hawaiian Holdings Inc.	728,588	7,016
*,^	Tile Shop Holdings Inc.	385,467	6,965
	Ruth's Hospitality Group Inc.	485,304	6,896
	World Wrestling Entertainment Inc. Class A	414,690	6,876
*	Overstock.com Inc.	222,850	6,862
	Shoe Carnival Inc.	210,430	6,105
	Harte-Hanks Inc.	763,799	5,973
	Carriage Services Inc. Class A	304,499	5,947
*	Journal Communications Inc. Class A	638,319	5,943
	Clear Channel Outdoor Holdings Inc. Class A	582,203	5,904
*	SP Plus Corp.	225,763	5,879
*	Orbitz Worldwide Inc.	801,783	5,757
*	Strayer Education Inc.	165,373	5,700
*	XO Group Inc.	382,264	5,680
	Stein Mart Inc.	422,020	5,676
*	Natural Grocers by Vitamin Cottage Inc.	132,929	5,643
*	Ruby Tuesday Inc.	803,160	5,566
*	MarineMax Inc.	336,567	5,412
*	Pantry Inc.	320,787	5,383
	Big 5 Sporting Goods Corp.	267,074	5,293
	Destination Maternity Corp.	174,026	5,200
*	America's Car-Mart Inc.	122,497	5,173
	Ingles Markets Inc. Class A	189,638	5,139
	PetMed Express Inc.	306,044	5,090
*	Burlington Stores Inc.	158,589	5,075
*	Career Education Corp.	888,436	5,064
*	Kirkland's Inc.	209,164	4,951
	Entravision Communications Corp. Class A	811,328	4,941

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*,^	Bridgepoint Education Inc.	275,492	4,879
*	Providence Service Corp.	178,512	4,591
	Town Sports International Holdings Inc.	305,528	4,510
	ClubCorp Holdings Inc.	252,821	4,485
*,^	Titan Machinery Inc.	243,976	4,348
*	Sears Hometown and Outlet Stores Inc.	168,644	4,300
*	Digital Generation Inc.	335,458	4,277
*	Christopher & Banks Corp.	499,398	4,265
*	Destination XL Group Inc.	639,086	4,199
*	Bravo Brio Restaurant Group Inc.	255,515	4,157
*	Fairway Group Holdings Corp.	220,835	4,002
	Speedway Motorsports Inc.	195,066	3,872
*	ValueVision Media Inc. Class A	553,760	3,871
	Roundy's Inc.	392,507	3,870
*	Wet Seal Inc. Class A	1,379,266	3,765
*	Avid Technology Inc.	459,684	3,746
	Marcus Corp.	276,351	3,714
*	Demand Media Inc.	632,539	3,650
	CSS Industries Inc.	125,949	3,612
*,^	RadioShack Corp.	1,356,205	3,526
*	QuinStreet Inc.	400,608	3,481
*	Citi Trends Inc.	204,553	3,477
*	West Marine Inc.	244,285	3,476
*	hhgregg Inc.	244,405	3,414
	Saga Communications Inc. Class A	67,482	3,394
	Mac-Gray Corp.	152,549	3,239
	Bon-Ton Stores Inc.	198,551	3,232
*	Famous Dave's Of America Inc.	172,228	3,152
	Schawk Inc. Class A	209,335	3,113
*	Monarch Casino & Resort Inc.	153,221	3,077
*	Diamond Resorts International Inc.	165,671	3,058
	Winmark Corp.	32,883	3,046
*	Entercom Communications Corp. Class A	288,724	3,034
*	Morgans Hotel Group Co.	372,086	3,025
*	Speed Commerce Inc.	634,267	2,962
*	Marchex Inc. Class B	322,393	2,789
*	McClatchy Co. Class A	819,544	2,786
*,^	Education Management Corp.	275,560	2,780
	Courier Corp.	151,484	2,740
*	Daily Journal Corp.	14,695	2,718
	bebe stores inc	494,890	2,633
*	Isle of Capri Casinos Inc.	292,282	2,631
*	RealNetworks Inc.	320,582	2,420
*	News Corp. Class B	135,089	2,409
	Village Super Market Inc. Class A	77,161	2,393
*	Travelzoo Inc.	111,504	2,377
*	Lee Enterprises Inc.	638,345	2,215
	Arden Group Inc.	17,307	2,190
*	Nathan's Famous Inc.	42,147	2,125
	AH Belo Corp. Class A	282,580	2,111
	Einstein Noah Restaurant Group Inc.	143,807	2,085
*	Luby's Inc.	269,231	2,078
*	Spark Networks Inc.	335,985	2,070
*	Radio One Inc.	538,531	2,041
*	Pacific Sunwear of California Inc.	603,033	2,014
*	Corinthian Colleges Inc.	1,104,920	1,967
*	Carrols Restaurant Group Inc.	284,831	1,883
*	Autobytel Inc.	121,653	1,841
*	PCM Inc.	177,713	1,825
*	Geeknet Inc.	100,443	1,817
*	Vitacost.com Inc.	313,533	1,815
*	Reading International Inc. Class A	237,170	1,776
*	1-800-Flowers.com Inc. Class A	322,024	1,742
*	Gaiam Inc. Class A	252,728	1,673

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	New York & Co. Inc.	381,523	1,667
*	JTH Holding Inc. Class A	68,036	1,653
*	Martha Stewart Living Omnimedia Inc. Class A	390,644	1,641
*	ReachLocal Inc.	126,766	1,611
*	Tilly's Inc. Class A	138,635	1,587
*,^	Dex Media Inc.	223,903	1,518
*	MTR Gaming Group Inc.	284,544	1,468
*	Red Lion Hotels Corp.	228,513	1,382
*	Ignite Restaurant Group Inc.	108,138	1,352
*	Cache Inc.	245,468	1,333
*	Century Casinos Inc.	253,622	1,321
^	Collectors Universe Inc.	76,351	1,309
*	Kona Grill Inc.	70,179	1,300
*	Build-A-Bear Workshop Inc.	168,197	1,270
*	Rick's Cabaret International Inc.	107,071	1,240
	Salem Communications Corp. Class A	133,714	1,163
	Frisch's Restaurants Inc.	41,790	1,071
*	Lakes Entertainment Inc.	268,877	1,062
*	Emmis Communications Corp. Class A	389,056	1,047
*	Trans World Entertainment Corp.	219,546	970
	Ambassadors Group Inc.	195,913	911
*	TheStreet Inc.	395,735	894
	Gordmans Stores Inc.	116,460	893
*	PDI Inc.	177,317	853
*	Body Central Corp.	209,867	827
*,^	SFX Entertainment Inc.	59,670	716
*	Diversified Restaurant Holdings Inc.	147,300	703
*,^	Empire Resorts Inc.	130,292	631
*	Mandalay Digital Group Inc.	238,655	625
	National American University Holdings Inc.	175,287	613
*	Envivio Inc.	179,194	609
	Dover Motorsports Inc.	236,518	594
*	YuMe Inc.	69,704	519
	Beasley Broadcasting Group Inc. Class A	59,000	515
*	Dover Downs Gaming & Entertainment Inc.	339,612	503
*,^	dELiA*s Inc.	567,740	499
*	Digital Cinema Destinations Corp. Class A	79,100	460
*	Learning Tree International Inc.	136,059	426
*	Premier Exhibitions Inc.	363,244	421
*	Full House Resorts Inc.	147,684	414
*	Perfumania Holdings Inc.	64,655	411
*	CafePress Inc.	63,441	402
*,^	Pizza Inn Holdings Inc.	46,505	377
*	Gaming Partners International Corp.	41,577	341
*,^	Local Corp.	205,258	324
*	ALCO Stores Inc.	33,827	315
*	Cosi Inc.	179,823	302
*	Cambium Learning Group Inc.	157,716	262
*	TechTarget Inc.	37,564	258
	Wayside Technology Group Inc.	18,728	253
*	Books-A-Million Inc.	105,377	243
*	Hollywood Media Corp.	174,057	243
*	Insignia Systems Inc.	73,979	202
*	Hastings Entertainment Inc.	105,219	199
*,^	Coldwater Creek Inc.	256,305	191
*	Potbelly Corp.	7,858	191
*	RLJ Entertainment Inc.	36,487	174
	Ark Restaurants Corp.	7,542	167
*	Spanish Broadcasting System Inc.	48,500	162
*	DGSE Cos. Inc.	61,321	137
*	You On Demand Holdings Inc.	55,625	125
*,^	Good Times Restaurants Inc.	42,965	111
*	Sport Chalet Inc. Class A	65,485	71
*	Crumbs Bake Shop Inc.	64,830	53

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Flanigan's Enterprises Inc.	4,012	52
Value Line Inc.	3,601	42
* NTN Buzztime Inc.	66,042	42
Educational Development Corp.	11,647	36
* Dover Saddlery Inc.	6,230	34
* SPAR Group Inc.	16,145	31
* PokerTek Inc.	31,769	30
* Bacterin International Holdings Inc.	48,600	24
* Nevada Gold & Casinos Inc.	17,500	24
* Haverty Furniture Cos. Inc. Class A	300	9
* Universal Travel Group	42,843	7
* Sport Chalet Inc. Class B	2,690	3
		41,328,907
Financials (18.3%)
Wells Fargo & Co.	78,758,148	3,575,620
JPMorgan Chase & Co.	56,205,292	3,286,885
* Berkshire Hathaway Inc. Class B	25,008,837	2,965,048
Bank of America Corp.	159,473,913	2,483,009
Citigroup Inc.	43,080,409	2,244,920
Visa Inc. Class A	7,574,401	1,686,668
American Express Co.	16,017,064	1,453,228
MasterCard Inc. Class A	1,558,703	1,302,234
American International Group Inc.	22,013,613	1,123,795
US Bancorp	27,305,902	1,103,158
Goldman Sachs Group Inc.	6,098,880	1,081,087
MetLife Inc.	14,247,176	768,208
Simon Property Group Inc.	4,639,943	706,014
Capital One Financial Corp.	8,619,263	660,322
Morgan Stanley	20,431,346	640,727
Prudential Financial Inc.	6,896,216	635,969
PNC Financial Services Group Inc.	7,955,739	617,206
Bank of New York Mellon Corp.	17,175,460	600,111
BlackRock Inc.	1,626,119	514,618
Travelers Cos. Inc.	5,442,662	492,779
ACE Ltd.	4,576,140	473,768
American Tower Corporation	5,901,052	471,022
Aflac Inc.	6,968,685	465,508
State Street Corp.	6,234,857	457,576
Charles Schwab Corp.	16,381,772	425,926
Discover Financial Services	7,128,683	398,850
Marsh & McLennan Cos. Inc.	8,206,496	396,866
BB&T Corp.	10,537,799	393,271
IntercontinentalExchange Group Inc.	1,719,861	386,831
Aon plc	4,500,593	377,555
CME Group Inc.	4,762,623	373,675
Allstate Corp.	6,799,790	370,861
Chubb Corp.	3,763,772	363,693
Franklin Resources Inc.	6,144,293	354,710
Ameriprise Financial Inc.	2,908,296	334,599
Public Storage	2,186,666	329,137
McGraw Hill Financial Inc.	4,048,358	316,582
T. Rowe Price Group Inc.	3,705,833	310,438
SunTrust Banks Inc.	8,017,729	295,133
Equity Residential	5,388,457	279,499
Fifth Third Bancorp	13,198,189	277,558
Prologis Inc.	7,456,481	275,517
Weyerhaeuser Co.	8,712,286	275,047
Moody's Corp.	3,215,705	252,336
Ventas Inc.	4,396,934	251,856
HCP Inc.	6,821,055	247,741
Hartford Financial Services Group Inc.	6,683,819	242,155
Invesco Ltd.	6,626,661	241,210
Health Care REIT Inc.	4,315,724	231,193
Boston Properties Inc.	2,285,787	229,424

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Vornado Realty Trust	2,516,850	223,471
Loews Corp.	4,631,089	223,404
Progressive Corp.	8,075,440	220,217
Host Hotels & Resorts Inc.	11,306,625	219,801
AvalonBay Communities Inc.	1,838,117	217,321
Principal Financial Group Inc.	4,401,183	217,022
Regions Financial Corp.	20,769,658	205,412
M&T Bank Corp.	1,752,123	203,982
Lincoln National Corp.	3,935,674	203,159
Northern Trust Corp.	3,215,847	199,029
KeyCorp	13,560,444	181,981
* Affiliated Managers Group Inc.	790,147	171,367
General Growth Properties Inc.	8,173,248	164,037
CIT Group Inc.	2,991,897	155,968
* Berkshire Hathaway Inc. Class A	863	153,528
Western Union Co.	8,255,643	142,410
Annaly Capital Management Inc.	14,164,510	141,220
Unum Group	3,922,452	137,600
XL Group plc Class A	4,258,246	135,583
Leucadia National Corp.	4,632,097	131,274
Comerica Inc.	2,750,086	130,739
SL Green Realty Corp.	1,378,820	127,375
Equifax Inc.	1,818,489	125,639
Macerich Co.	2,101,012	123,729
Plum Creek Timber Co. Inc.	2,644,856	123,012
Cincinnati Financial Corp.	2,326,454	121,836
Huntington Bancshares Inc.	12,415,732	119,812
* Markel Corp.	198,488	115,193
Fidelity National Financial Inc. Class A	3,546,772	115,093
Kimco Realty Corp.	5,818,417	114,914
* Genworth Financial Inc. Class A	7,388,139	114,738
American Capital Agency Corp.	5,890,659	113,631
TD Ameritrade Holding Corp.	3,703,169	113,465
* Arch Capital Group Ltd.	1,887,445	112,662
* CBRE Group Inc. Class A	4,211,291	110,757
Realty Income Corp.	2,934,778	109,555
* Realogy Holdings Corp.	2,182,822	107,984
Torchmark Corp.	1,361,652	106,413
Willis Group Holdings plc	2,371,067	106,248
New York Community Bancorp Inc.	6,261,354	105,504
First Republic Bank	1,971,976	103,233
Federal Realty Investment Trust	976,730	99,050
Cole Real Estate Investment Inc.	7,017,001	98,519
Raymond James Financial Inc.	1,884,228	98,338
* Ocwen Financial Corp.	1,725,752	95,693
* Alleghany Corp.	238,105	95,232
^ Digital Realty Trust Inc.	1,920,224	94,321
Arthur J Gallagher & Co.	1,950,693	91,546
Everest Re Group Ltd.	578,151	90,116
UDR Inc.	3,748,617	87,530
* E*TRADE Financial Corp.	4,293,416	84,323
Zions Bancorporation	2,759,710	82,681
Reinsurance Group of America Inc. Class A	1,057,252	81,842
Essex Property Trust Inc.	568,744	81,620
PartnerRe Ltd.	767,401	80,907
Starwood Property Trust Inc.	2,919,276	80,864
SEI Investments Co.	2,308,032	80,158
Rayonier Inc.	1,887,487	79,463
Waddell & Reed Financial Inc. Class A	1,209,677	78,774
Lazard Ltd. Class A	1,736,261	78,687
* MSCI Inc. Class A	1,799,359	78,668
Assurant Inc.	1,124,826	74,655
Liberty Property Trust	2,191,665	74,232
Axis Capital Holdings Ltd.	1,556,779	74,056

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Eaton Vance Corp.	1,721,301	73,654
Duke Realty Corp.	4,868,965	73,229
Camden Property Trust	1,275,253	72,536
People's United Financial Inc.	4,767,493	72,085
East West Bancorp Inc.	2,059,690	72,027
Legg Mason Inc.	1,650,601	71,768
* SVB Financial Group	682,529	71,570
* Signature Bank	655,753	70,441
WR Berkley Corp.	1,610,179	69,866
NASDAQ OMX Group Inc.	1,753,501	69,789
HCC Insurance Holdings Inc.	1,497,730	69,105
Alexandria Real Estate Equities Inc.	1,070,458	68,103
Jones Lang LaSalle Inc.	664,385	68,026
LPL Financial Holdings Inc.	1,444,762	67,947
CBOE Holdings Inc.	1,304,175	67,765
Extra Space Storage Inc.	1,604,939	67,616
Hudson City Bancorp Inc.	7,107,840	67,027
Mid-America Apartment Communities Inc.	1,093,524	66,421
DDR Corp.	4,296,519	66,038
American Financial Group Inc.	1,124,653	64,915
Regency Centers Corp.	1,380,090	63,898
BRE Properties Inc.	1,153,646	63,116
Senior Housing Properties Trust	2,812,879	62,530
ING US Inc.	1,754,650	61,676
Kilroy Realty Corp.	1,226,030	61,522
* Liberty Ventures Class A	500,848	61,399
RenaissanceRe Holdings Ltd.	629,702	61,295
Old Republic International Corp.	3,536,281	61,072
* Howard Hughes Corp.	502,922	60,401
Cullen/Frost Bankers Inc.	806,429	60,023
Hospitality Properties Trust	2,217,511	59,939
Protective Life Corp.	1,174,556	59,503
Prosperity Bancshares Inc.	923,189	58,521
CNO Financial Group Inc.	3,302,635	58,424
NorthStar Realty Finance Corp.	4,331,476	58,258
Assured Guaranty Ltd.	2,455,903	57,935
Taubman Centers Inc.	900,908	57,586
Apartment Investment & Management Co. Class A	2,180,908	56,507
Brown & Brown Inc.	1,796,858	56,403
First Niagara Financial Group Inc.	5,291,383	56,194
Corrections Corp. of America	1,731,714	55,536
National Retail Properties Inc.	1,820,660	55,221
Validus Holdings Ltd.	1,370,016	55,198
City National Corp.	691,296	54,764
FirstMerit Corp.	2,454,584	54,565
Omega Healthcare Investors Inc.	1,829,609	54,522
Allied World Assurance Co. Holdings AG	481,076	54,270
Commerce Bancshares Inc.	1,207,146	54,213
WP Carey Inc.	862,350	52,905
* Gaming and Leisure Properties Inc.	1,034,092	52,542
Financial Engines Inc.	749,473	52,073
BioMed Realty Trust Inc.	2,856,645	51,762
Two Harbors Investment Corp.	5,437,833	50,463
American Campus Communities Inc.	1,558,208	50,190
Synovus Financial Corp.	13,807,126	49,706
Spirit Realty Capital Inc.	5,051,443	49,656
Highwoods Properties Inc.	1,343,094	48,580
* Forest City Enterprises Inc. Class A	2,537,789	48,472
Chimera Investment Corp.	15,356,171	47,604
LaSalle Hotel Properties	1,538,548	47,480
Weingarten Realty Investors	1,721,956	47,216
Douglas Emmett Inc.	2,014,867	46,926
Home Properties Inc.	845,309	45,325
Hancock Holding Co.	1,231,435	45,169

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Tanger Factory Outlet Centers	1,403,406	44,937
	Retail Properties of America Inc.	3,513,077	44,686
	StanCorp Financial Group Inc.	660,333	43,747
	CBL & Associates Properties Inc.	2,399,414	43,093
*	Stifel Financial Corp.	898,329	43,048
	Associated Banc-Corp	2,467,220	42,930
*	MGIC Investment Corp.	5,046,643	42,594
	Equity Lifestyle Properties Inc.	1,174,559	42,554
	First American Financial Corp.	1,504,067	42,415
	RLJ Lodging Trust	1,741,824	42,361
	ProAssurance Corp.	873,437	42,344
^	Columbia Property Trust Inc.	1,689,523	42,238
*	Popular Inc.	1,465,529	42,105
	Webster Financial Corp.	1,341,627	41,832
	First Horizon National Corp.	3,568,245	41,570
	Aspen Insurance Holdings Ltd.	999,692	41,297
	CapitalSource Inc.	2,870,805	41,253
	CommonWealth REIT	1,769,119	41,238
	Piedmont Office Realty Trust Inc. Class A	2,474,567	40,880
^	Federated Investors Inc. Class B	1,395,359	40,186
*	Portfolio Recovery Associates Inc.	751,044	39,685
	Bank of Hawaii Corp.	660,556	39,065
	Hanover Insurance Group Inc.	652,225	38,944
^	MFA Financial Inc.	5,465,600	38,587
	UMB Financial Corp.	596,731	38,358
*	Altisource Portfolio Solutions SA	238,224	37,789
	Fulton Financial Corp.	2,872,210	37,569
	EPR Properties	754,715	37,102
	BankUnited Inc.	1,124,031	37,003
	Endurance Specialty Holdings Ltd.	627,528	36,817
	Post Properties Inc.	808,503	36,569
	Radian Group Inc.	2,586,353	36,519
	Sunstone Hotel Investors Inc.	2,718,384	36,426
	TCF Financial Corp.	2,218,163	36,045
	Susquehanna Bancshares Inc.	2,797,409	35,919
*	Texas Capital Bancshares Inc.	576,849	35,880
	Washington Federal Inc.	1,529,154	35,614
	MarketAxess Holdings Inc.	532,074	35,580
	American Realty Capital Properties Inc.	2,749,450	35,358
	White Mountains Insurance Group Ltd.	58,262	35,137
	Primerica Inc.	817,820	35,093
	Geo Group Inc.	1,069,882	34,472
	American National Insurance Co.	297,737	34,103
	DCT Industrial Trust Inc.	4,733,415	33,749
	DiamondRock Hospitality Co.	2,893,545	33,420
	Brandywine Realty Trust	2,329,735	32,826
	BancorpSouth Inc.	1,280,263	32,544
*,^	Zillow Inc. Class A	390,142	31,886
	Umpqua Holdings Corp.	1,664,240	31,854
	Glacier Bancorp Inc.	1,037,034	30,893
	Home BancShares Inc.	822,593	30,724
	Corporate Office Properties Trust	1,294,594	30,669
	Sovran Self Storage Inc.	469,331	30,586
	Healthcare Realty Trust Inc.	1,421,867	30,300
^	First Financial Bankshares Inc.	447,501	29,678
	Invesco Mortgage Capital Inc.	2,010,019	29,507
	PrivateBancorp Inc.	1,012,911	29,304
	Newcastle Investment Corp.	5,093,735	29,238
	CubeSmart	1,808,878	28,834
	Erie Indemnity Co. Class A	393,609	28,781
	FNB Corp.	2,259,355	28,513
	Cathay General Bancorp	1,066,344	28,503
	Valley National Bancorp	2,808,934	28,426
	Kemper Corp.	695,221	28,421

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Platinum Underwriters Holdings Ltd.	462,893	28,366
Pebblebrook Hotel Trust	915,387	28,157
RLI Corp.	286,445	27,894
Janus Capital Group Inc.	2,253,161	27,872
^ Lexington Realty Trust	2,728,368	27,857
Medical Properties Trust Inc.	2,272,604	27,771
Bank of the Ozarks Inc.	489,824	27,719
Symetra Financial Corp.	1,461,246	27,705
Wintrust Financial Corp.	596,300	27,501
* WisdomTree Investments Inc.	1,539,426	27,263
First Industrial Realty Trust Inc.	1,543,586	26,936
* Virtus Investment Partners Inc.	134,369	26,881
Cousins Properties Inc.	2,608,874	26,871
Ryman Hospitality Properties Inc.	641,931	26,820
Chambers Street Properties	3,494,476	26,733
Alexander & Baldwin Inc.	636,787	26,573
Iberiabank Corp.	418,631	26,311
* Western Alliance Bancorp	1,096,090	26,153
* Strategic Hotels & Resorts Inc.	2,752,097	26,007
* MBIA Inc.	2,138,218	25,530
Healthcare Trust of America Inc. Class A	2,583,746	25,424
Trustmark Corp.	942,454	25,295
* First Cash Financial Services Inc.	407,946	25,227
Mack-Cali Realty Corp.	1,169,836	25,128
American Equity Investment Life Holding Co.	949,307	25,043
New Residential Investment Corp.	3,740,708	24,988
Potlatch Corp.	598,575	24,985
EastGroup Properties Inc.	429,008	24,852
MB Financial Inc.	771,823	24,768
Capitol Federal Financial Inc.	2,043,034	24,741
Home Loan Servicing Solutions Ltd.	1,054,718	24,227
Hatteras Financial Corp.	1,459,539	23,849
CVB Financial Corp.	1,395,269	23,817
PacWest Bancorp	562,508	23,749
Evercore Partners Inc. Class A	395,583	23,648
Redwood Trust Inc.	1,219,801	23,628
DuPont Fabros Technology Inc.	955,022	23,599
EverBank Financial Corp.	1,275,197	23,387
Old National Bancorp	1,499,950	23,054
Colony Financial Inc.	1,132,691	22,982
Washington REIT	980,628	22,907
PennyMac Mortgage Investment Trust	994,124	22,825
PS Business Parks Inc.	296,389	22,650
First Financial Holdings Inc.	338,716	22,528
Greenhill & Co. Inc.	387,458	22,449
^ United Bankshares Inc.	710,790	22,354
Community Bank System Inc.	562,109	22,304
Westamerica Bancorporation	391,235	22,089
ARMOUR Residential REIT Inc.	5,473,022	21,947
Equity One Inc.	975,134	21,882
Sun Communities Inc.	505,892	21,571
National Health Investors Inc.	383,629	21,522
* Hilltop Holdings Inc.	929,346	21,496
Selective Insurance Group Inc.	783,672	21,206
International Bancshares Corp.	796,835	21,028
Montpelier Re Holdings Ltd.	720,586	20,969
Columbia Banking System Inc.	756,896	20,822
National Penn Bancshares Inc.	1,805,573	20,457
Acadia Realty Trust	823,360	20,444
Mercury General Corp.	405,599	20,162
BOK Financial Corp.	303,149	20,105
Glimcher Realty Trust	2,143,384	20,062
Government Properties Income Trust	805,977	20,029
* St. Joe Co.	1,025,348	19,676

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
CYS Investments Inc.	2,548,003	18,881
Northwest Bancshares Inc.	1,272,563	18,808
Kennedy-Wilson Holdings Inc.	835,059	18,580
Argo Group International Holdings Ltd.	399,010	18,550
Horace Mann Educators Corp.	586,824	18,508
* Walter Investment Management Corp.	521,956	18,456
First Midwest Bancorp Inc.	1,047,943	18,370
Investors Bancorp Inc.	718,078	18,368
BBCN Bancorp Inc.	1,106,623	18,359
Chesapeake Lodging Trust	718,055	18,160
LTC Properties Inc.	513,043	18,157
Pennsylvania REIT	951,222	18,054
* Encore Capital Group Inc.	354,622	17,823
Sterling Financial Corp.	520,738	17,747
Astoria Financial Corp.	1,269,028	17,551
Artisan Partners Asset Management Inc. Class A	267,486	17,437
Interactive Brokers Group Inc.	709,443	17,268
Empire State Realty Trust Inc.	1,123,102	17,183
Capstead Mortgage Corp.	1,419,359	17,146
Altisource Residential Corp.	566,872	17,069
First Citizens BancShares Inc. Class A	76,352	16,998
* Trulia Inc.	469,460	16,558
* Ambac Financial Group Inc.	666,798	16,377
* iStar Financial Inc.	1,141,317	16,287
American Assets Trust Inc.	508,625	15,986
Cash America International Inc.	416,095	15,936
Pinnacle Financial Partners Inc.	488,959	15,906
Franklin Street Properties Corp.	1,321,286	15,789
Parkway Properties Inc.	816,143	15,743
NBT Bancorp Inc.	605,928	15,694
Hersha Hospitality Trust Class A	2,816,079	15,686
* Altisource Asset Management Corp.	16,821	15,644
Ramco-Gershenson Properties Trust	981,758	15,453
Provident Financial Services Inc.	791,772	15,297
* TFS Financial Corp.	1,249,863	15,142
BGC Partners Inc. Class A	2,479,659	15,027
^ Amtrust Financial Services Inc.	459,314	15,015
American Capital Mortgage Investment Corp.	857,147	14,966
Education Realty Trust Inc.	1,689,196	14,899
Retail Opportunity Investments Corp.	1,003,679	14,774
* Sterling Bancorp	1,097,424	14,673
Park National Corp.	172,265	14,655
ViewPoint Financial Group Inc.	529,735	14,541
Sabra Health Care REIT Inc.	553,747	14,475
Employers Holdings Inc.	452,876	14,334
* Greenlight Capital Re Ltd. Class A	424,791	14,320
First Financial Bancorp	816,812	14,237
* Enstar Group Ltd.	101,514	14,101
Boston Private Financial Holdings Inc.	1,117,112	14,098
Chemical Financial Corp.	437,411	13,853
* First BanCorp	2,237,005	13,847
Renasant Corp.	434,647	13,674
National Bank Holdings Corp. Class A	638,185	13,657
* BofI Holding Inc.	174,050	13,651
Hudson Pacific Properties Inc.	620,875	13,579
* FelCor Lodging Trust Inc.	1,642,758	13,405
* Brixmor Property Group Inc.	657,147	13,360
* HFF Inc. Class A	495,809	13,312
NRG Yield Inc. Class A	331,591	13,267
SLM Corp.	499,093	13,116
Inland Real Estate Corp.	1,246,271	13,111
Independent Bank Corp.	333,347	13,064
Banner Corp.	291,466	13,064
Investors Real Estate Trust	1,520,559	13,046

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Nelnet Inc. Class A	309,516	13,043
	WesBanco Inc.	407,192	13,030
	STAG Industrial Inc.	631,351	12,873
	First Commonwealth Financial Corp.	1,439,740	12,699
	American Homes 4 Rent Class A	771,430	12,497
*	eHealth Inc.	268,424	12,479
*,^	Nationstar Mortgage Holdings Inc.	333,663	12,332
	Kite Realty Group Trust	1,858,217	12,208
	Central Pacific Financial Corp.	589,664	11,840
	Associated Estates Realty Corp.	735,558	11,806
	First Merchants Corp.	510,370	11,616
	OFG Bancorp	668,086	11,585
	Infinity Property & Casualty Corp.	161,298	11,573
*	KCG Holdings Inc. Class A	966,790	11,563
*	United Community Banks Inc.	647,757	11,498
	AMERISAFE Inc.	271,939	11,487
*	World Acceptance Corp.	131,023	11,468
	Safety Insurance Group Inc.	201,277	11,332
*	Credit Acceptance Corp.	86,481	11,242
*	Investment Technology Group Inc.	539,018	11,082
^	Cohen & Steers Inc.	274,225	10,985
	Select Income REIT	402,937	10,775
	S&T Bancorp Inc.	416,063	10,531
*	Navigators Group Inc.	165,497	10,453
	Blackstone Mortgage Trust Inc. Class A	383,404	10,402
	Resource Capital Corp.	1,752,972	10,395
	Summit Hotel Properties Inc.	1,139,210	10,253
*	Forestar Group Inc.	480,038	10,210
	CoreSite Realty Corp.	316,664	10,193
	City Holding Co.	218,295	10,114
	Brookline Bancorp Inc.	1,038,001	9,934
*	Eagle Bancorp Inc.	321,392	9,844
	Alexander's Inc.	29,679	9,794
	Wilshire Bancorp Inc.	892,357	9,753
	Sandy Spring Bancorp Inc.	345,470	9,739
	Stewart Information Services Corp.	300,089	9,684
	Hanmi Financial Corp.	437,979	9,587
	First Potomac Realty Trust	818,495	9,519
	Berkshire Hills Bancorp Inc.	343,297	9,362
	RAIT Financial Trust	1,040,844	9,336
	TrustCo Bank Corp. NY	1,297,412	9,315
	Ashford Hospitality Trust Inc.	1,114,050	9,224
*	Piper Jaffray Cos.	231,740	9,165
	WSFS Financial Corp.	116,921	9,065
*	Move Inc.	565,286	9,039
	Oritani Financial Corp.	561,186	9,007
	Community Trust Bancorp Inc.	198,588	8,968
	Campus Crest Communities Inc.	947,334	8,914
	Apollo Commercial Real Estate Finance Inc.	544,575	8,849
*	Bancorp Inc.	493,826	8,844
	Lakeland Financial Corp.	226,586	8,837
*	Capital Bank Financial Corp.	386,698	8,797
	Anworth Mortgage Asset Corp.	2,067,168	8,703
	Silver Bay Realty Trust Corp.	542,059	8,668
	Flushing Financial Corp.	418,606	8,665
	United Fire Group Inc.	302,281	8,663
*	Tejon Ranch Co.	231,804	8,521
*	Ezcorp Inc. Class A	717,462	8,387
*	Green Dot Corp. Class A	332,995	8,375
	Maiden Holdings Ltd.	761,423	8,322
*	American Residential Properties Inc.	474,287	8,139
*	Xoom Corp.	294,871	8,071
	Tompkins Financial Corp.	156,634	8,049
	Union First Market Bankshares Corp.	323,658	8,030

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
State Bank Financial Corp.	439,457	7,994
Saul Centers Inc.	166,986	7,970
Simmons First National Corp. Class A	210,170	7,808
First Interstate Bancsystem Inc.	273,523	7,760
* PICO Holdings Inc.	330,105	7,629
Cardinal Financial Corp.	422,158	7,599
StellarOne Corp.	311,636	7,501
Washington Trust Bancorp Inc.	201,340	7,494
FXCM Inc. Class A	418,447	7,465
^ HCI Group Inc.	137,731	7,369
Rouse Properties Inc.	330,973	7,344
Excel Trust Inc.	643,404	7,328
Chatham Lodging Trust	357,060	7,302
National Western Life Insurance Co. Class A	32,515	7,269
* Ameris Bancorp	337,450	7,124
FBL Financial Group Inc. Class A	159,008	7,122
Dime Community Bancshares Inc.	417,954	7,072
* Synergy Resources Corp.	756,315	7,003
Apollo Residential Mortgage Inc.	473,285	6,995
* TESARO Inc.	241,594	6,823
Getty Realty Corp.	366,481	6,732
Universal Health Realty Income Trust	165,997	6,650
* Virginia Commerce Bancorp Inc.	386,408	6,565
AG Mortgage Investment Trust Inc.	416,048	6,507
* DFC Global Corp.	562,292	6,438
First Busey Corp.	1,109,669	6,436
Southside Bancshares Inc.	235,285	6,433
^ New York Mortgage Trust Inc.	919,539	6,428
* First NBC Bank Holding Co.	197,544	6,381
Arlington Asset Investment Corp. Class A	237,551	6,269
1st Source Corp.	196,223	6,267
CoBiz Financial Inc.	516,316	6,175
Heartland Financial USA Inc.	214,486	6,175
* Beneficial Mutual Bancorp Inc.	563,656	6,155
Universal Insurance Holdings Inc.	424,448	6,146
Dynex Capital Inc.	759,496	6,076
Agree Realty Corp.	209,273	6,073
* MoneyGram International Inc.	291,373	6,055
* Flagstar Bancorp Inc.	308,365	6,050
* Safeguard Scientifics Inc.	300,501	6,037
CyrusOne Inc.	268,233	5,990
Terreno Realty Corp.	338,146	5,985
SY Bancorp Inc.	185,877	5,933
* NewStar Financial Inc.	332,115	5,902
Cedar Realty Trust Inc.	930,227	5,823
TowneBank	378,034	5,818
* Regional Management Corp.	168,167	5,706
Lakeland Bancorp Inc.	459,140	5,680
Urstadt Biddle Properties Inc. Class A	304,147	5,612
* Customers Bancorp Inc.	273,756	5,601
* Taylor Capital Group Inc.	209,812	5,577
Westwood Holdings Group Inc.	89,510	5,542
Rockville Financial Inc.	387,970	5,513
First Financial Corp.	150,739	5,511
* Cowen Group Inc. Class A	1,375,297	5,377
Winthrop Realty Trust	477,013	5,271
GAMCO Investors Inc.	60,553	5,266
Bryn Mawr Bank Corp.	173,437	5,234
Trico Bancshares	183,486	5,206
Ares Commercial Real Estate Corp.	386,800	5,067
* Phoenix Cos. Inc.	82,305	5,054
* Tree.com Inc.	153,670	5,047
Monmouth Real Estate Investment Corp. Class A	553,402	5,030
Aviv REIT Inc.	212,085	5,026

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	OneBeacon Insurance Group Ltd. Class A	317,477	5,022
^	Western Asset Mortgage Capital Corp.	336,450	5,006
*	Citizens Inc. Class A	559,416	4,895
	United Financial Bancorp Inc.	257,769	4,869
	Bancfirst Corp.	86,586	4,854
*	PennyMac Financial Services Inc. Class A	274,706	4,821
	First of Long Island Corp.	112,452	4,821
	Arrow Financial Corp.	180,576	4,796
	Enterprise Financial Services Corp.	234,148	4,781
	Meadowbrook Insurance Group Inc.	681,292	4,742
	Diamond Hill Investment Group Inc.	39,642	4,691
	MainSource Financial Group Inc.	257,329	4,640
	State Auto Financial Corp.	218,275	4,636
	Univest Corp. of Pennsylvania	223,135	4,614
*,^	Arrowhead Research Corp.	424,897	4,610
*	Walker & Dunlop Inc.	284,399	4,599
*	FBR & Co.	174,247	4,597
	AmREIT Inc.	273,446	4,594
	German American Bancorp Inc.	160,744	4,581
	Camden National Corp.	107,679	4,546
*	Southwest Bancorp Inc.	284,445	4,528
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	4,489
	Great Southern Bancorp Inc.	146,647	4,460
	Bank Mutual Corp.	625,218	4,383
	Federal Agricultural Mortgage Corp.	127,490	4,367
	Hudson Valley Holding Corp.	214,031	4,356
	Financial Institutions Inc.	174,421	4,310
*	Performant Financial Corp.	413,724	4,261
	First Bancorp	254,662	4,232
	Park Sterling Corp.	592,213	4,228
*	HomeTrust Bancshares Inc.	263,725	4,217
*	Blackhawk Network Holdings Inc.	165,100	4,170
	Whitestone REIT	309,040	4,132
	West Bancorporation Inc.	259,826	4,110
	Centerstate Banks Inc.	403,262	4,093
	Bridge Bancorp Inc.	157,073	4,084
	First Community Bancshares Inc.	242,916	4,057
	Ashford Hospitality Prime Inc.	222,810	4,055
*	INTL. FCStone Inc.	215,594	3,997
	GFI Group Inc.	1,016,891	3,976
	Seacoast Banking Corp. of Florida	325,760	3,974
	Gladstone Commercial Corp.	219,589	3,946
*	Gramercy Property Trust Inc.	685,801	3,943
*	Metro Bancorp Inc.	183,047	3,943
	Center Bancorp Inc.	210,050	3,941
	First Connecticut Bancorp Inc.	240,249	3,873
*	Springleaf Holdings Inc.	153,101	3,870
	Physicians Realty Trust	300,863	3,833
	Northfield Bancorp Inc.	289,672	3,824
	Arbor Realty Trust Inc.	572,423	3,812
	Heritage Financial Corp.	221,510	3,790
	Pacific Continental Corp.	236,014	3,762
	Washington Banking Co.	206,387	3,659
	Fidelity Southern Corp.	219,789	3,651
	Oppenheimer Holdings Inc. Class A	145,542	3,607
*	Preferred Bank	173,163	3,472
	Manning & Napier Inc.	196,473	3,468
	Rexford Industrial Realty Inc.	261,581	3,453
*	Pacific Premier Bancorp Inc.	219,197	3,450
*	Independent Bank Corp.	287,202	3,446
	Charter Financial Corp.	318,192	3,427
	OceanFirst Financial Corp.	198,894	3,407
	Republic Bancorp Inc. Class A	138,450	3,398
	Marlin Business Services Corp.	133,805	3,372

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
National Bankshares Inc.	91,093	3,360
CNB Financial Corp.	176,386	3,351
* Suffolk Bancorp	160,926	3,347
Citizens & Northern Corp.	161,906	3,340
Calamos Asset Management Inc. Class A	281,874	3,337
1st United Bancorp Inc.	438,276	3,335
First Defiance Financial Corp.	128,201	3,329
One Liberty Properties Inc.	162,375	3,269
HomeStreet Inc.	162,550	3,251
Baldwin & Lyons Inc.	117,958	3,223
Yadkin Financial Corp.	187,811	3,200
Bank of Marin Bancorp	71,357	3,096
* Global Indemnity plc	121,107	3,064
* Franklin Financial Corp.	154,702	3,060
Donegal Group Inc. Class A	191,748	3,049
* OmniAmerican Bancorp Inc.	141,005	3,015
Peoples Bancorp Inc.	133,001	2,994
Territorial Bancorp Inc.	128,669	2,985
Hannon Armstrong Sustainable Infrastructure Capital Inc.	211,261	2,949
* BBX Capital Corp.	186,856	2,915
Penns Woods Bancorp Inc.	56,924	2,903
MetroCorp Bancshares Inc.	192,044	2,894
Kansas City Life Insurance Co.	59,723	2,851
Consolidated-Tomoka Land Co.	78,165	2,837
Heritage Commerce Corp.	343,871	2,834
Guaranty Bancorp	201,524	2,831
* Tristate Capital Holdings Inc.	236,994	2,811
* CommunityOne Bancorp	219,784	2,802
Horizon Bancorp	108,982	2,761
* Meridian Interstate Bancorp Inc.	120,811	2,728
American National Bankshares Inc.	103,500	2,717
Tower Group International Ltd.	798,233	2,698
Banc of California Inc.	200,626	2,690
Home Federal Bancorp Inc.	179,058	2,668
^ JAVELIN Mortgage Investment Corp.	190,681	2,656
Bank of Kentucky Financial Corp.	71,405	2,635
EMC Insurance Group Inc.	85,344	2,613
* Bridge Capital Holdings	127,159	2,612
QTS Realty Trust Inc. Class A	104,900	2,599
Independent Bank Group Inc.	51,533	2,559
Meta Financial Group Inc.	62,177	2,508
Ames National Corp.	111,888	2,505
ESSA Bancorp Inc.	216,456	2,502
Sierra Bancorp	154,304	2,483
* ConnectOne Bancorp Inc.	62,047	2,459
MidWestOne Financial Group Inc.	90,150	2,452
Armada Hoffler Properties Inc.	262,370	2,435
National Interstate Corp.	104,658	2,407
Peapack Gladstone Financial Corp.	124,922	2,386
* Macatawa Bank Corp.	476,968	2,385
* SWS Group Inc.	389,620	2,369
Westfield Financial Inc.	317,429	2,368
ESB Financial Corp.	164,941	2,342
Mercantile Bank Corp.	108,070	2,332
United Insurance Holdings Corp.	164,899	2,322
Fox Chase Bancorp Inc.	133,131	2,314
First Bancorp Inc.	131,912	2,298
* NewBridge Bancorp	306,244	2,297
BankFinancial Corp.	249,542	2,286
Merchants Bancshares Inc.	68,100	2,281
UMH Properties Inc.	237,290	2,235
* Reis Inc.	116,004	2,231
Northrim BanCorp Inc.	82,417	2,163
* Heritage Oaks Bancorp	288,131	2,161

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Resource America Inc. Class A	230,302	2,156
*,^	JGWPT Holdings Inc. Class A	123,208	2,143
	Firstbank Corp.	110,168	2,131
	Eastern Insurance Holdings Inc.	86,759	2,125
*	Consumer Portfolio Services Inc.	226,136	2,123
*	CU Bancorp	121,228	2,119
*	Sun Bancorp Inc.	584,815	2,059
*	United Community Financial Corp.	575,151	2,053
*	AV Homes Inc.	111,892	2,033
*	Kearny Financial Corp.	174,240	2,026
*	Farmers Capital Bank Corp.	92,938	2,021
*	Intervest Bancshares Corp. Class A	265,354	1,993
	First Financial Northwest Inc.	187,439	1,944
*	Waterstone Financial Inc.	171,738	1,906
	C&F Financial Corp.	41,452	1,893
*	Heritage Financial Group Inc.	95,993	1,848
*	Hemisphere Media Group Inc.	153,914	1,827
*	Orrstown Financial Services Inc.	110,799	1,812
*	Capital City Bank Group Inc.	153,843	1,811
	Bar Harbor Bankshares	45,272	1,810
	First Business Financial Services Inc.	48,098	1,810
	Simplicity Bancorp Inc.	111,966	1,809
*	BSB Bancorp Inc.	119,133	1,798
	Preferred Apartment Communities Inc. Class A	220,496	1,773
	Federated National Holding Co.	120,037	1,756
*	North Valley Bancorp	92,806	1,755
*	First Security Group Inc.	754,772	1,736
	Pzena Investment Management Inc. Class A	147,246	1,732
*	RE/MAX Holdings Inc.	53,965	1,731
	Enterprise Bancorp Inc.	81,368	1,723
*	Hampton Roads Bankshares Inc.	966,450	1,691
	MidSouth Bancorp Inc.	94,283	1,684
*	Blue Capital Reinsurance Holdings Ltd.	90,999	1,672
*	UCP Inc.	112,780	1,651
	SI Financial Group Inc.	135,597	1,634
	Chemung Financial Corp.	47,432	1,621
*	Marcus & Millichap Inc.	108,753	1,620
*	Hallmark Financial Services Inc.	181,402	1,612
	Provident Financial Holdings Inc.	106,579	1,599
*,^	Stonegate Mortgage Corp.	94,099	1,555
*	Imperial Holdings Inc.	237,523	1,553
	Clifton Savings Bancorp Inc.	119,741	1,533
*	Pacific Mercantile Bancorp	242,517	1,508
	Investors Title Co.	18,455	1,494
	JMP Group Inc.	198,055	1,466
*	Home Bancorp Inc.	75,867	1,430
	Century Bancorp Inc. Class A	42,768	1,422
	Doral Financial Corp.	87,182	1,365
	Independence Holding Co.	98,921	1,334
	Fifth Street Senior Floating Rate Corp.	96,944	1,284
	Ellington Residential Mortgage REIT	82,550	1,270
	NASB Financial Inc.	41,451	1,252
	MutualFirst Financial Inc.	72,206	1,237
	Cape Bancorp Inc.	120,787	1,227
	Pulaski Financial Corp.	108,562	1,222
	Middleburg Financial Corp.	67,282	1,214
	Codorus Valley Bancorp Inc.	60,391	1,202
	Hingham Institution for Savings	15,243	1,196
	First Internet Bancorp	52,699	1,186
	Monarch Financial Holdings Inc.	95,642	1,177
	Gain Capital Holdings Inc.	154,415	1,160
	Access National Corp.	76,649	1,146
*	Atlas Financial Holdings Inc.	77,351	1,139
*	Maui Land & Pineapple Co. Inc.	183,834	1,120

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
ZAIS Financial Corp.	68,998	1,106
* Asta Funding Inc.	129,928	1,094
Silvercrest Asset Management Group Inc. Class A	63,551	1,084
Federal Agricultural Mortgage Corp. Class A	38,986	1,073
Intersections Inc.	135,760	1,058
Old Line Bancshares Inc.	70,651	1,024
Urstadt Biddle Properties Inc.	63,312	1,004
PMC Commercial Trust	115,492	993
Farmers National Banc Corp.	148,659	974
* Westbury Bancorp Inc.	68,678	955
Northeast Bancorp	99,071	949
* ZipRealty Inc.	169,360	948
HopFed Bancorp Inc.	82,791	943
Ameriana Bancorp	67,980	937
* Camco Financial Corp.	139,923	935
* Community Bankers Trust Corp.	245,057	921
* Republic First Bancorp Inc.	308,077	918
Alliance Bancorp Inc. of Pennsylvania	58,843	896
QCR Holdings Inc.	50,885	887
BNC Bancorp	51,055	875
* First Acceptance Corp.	371,196	843
MicroFinancial Inc.	98,493	842
Cheviot Financial Corp.	78,989	821
Peoples Federal Bancshares Inc.	45,951	815
* Eastern Virginia Bankshares Inc.	115,124	806
Premier Financial Bancorp Inc.	56,157	795
* Shore Bancshares Inc.	85,271	786
First Marblehead Corp.	106,361	786
* Old Second Bancorp Inc.	166,779	769
Gladstone Land Corp.	46,867	759
* Fortegra Financial Corp.	91,069	753
Bank of Commerce Holdings	129,758	741
* Riverview Bancorp Inc.	249,239	723
* Atlantic Coast Financial Corp.	161,939	701
FS Bancorp Inc.	40,502	693
Teche Holding Co.	13,723	685
Tower Financial Corp.	26,602	663
* Naugatuck Valley Financial Corp.	91,875	654
* Malvern Bancorp Inc.	58,990	647
Gleacher & Co. Inc.	60,772	631
US Global Investors Inc. Class A	227,235	577
* Health Insurance Innovations Inc. Class A	56,654	573
* Hamilton Bancorp Inc.	39,671	557
Owens Realty Mortgage Inc.	45,034	546
* American River Bankshares	57,046	539
* ASB Bancorp Inc.	31,058	536
* Ohr Pharmaceutical Inc.	67,086	529
LSB Financial Corp.	15,863	449
* Polonia Bancorp Inc.	41,525	421
* World Energy Solutions Inc.	98,000	421
Bancorp of New Jersey Inc.	30,855	421
Five Oaks Investment Corp.	39,725	414
California First National Bancorp	27,285	412
First Bancshares Inc.	28,281	411
RCS Capital Corp.	22,321	410
Life Partners Holdings Inc.	230,077	408
Cherry Hill Mortgage Investment Corp.	21,664	386
Wheeler REIT Inc.	87,100	375
Timberland Bancorp Inc.	38,133	367
Old Point Financial Corp.	28,200	362
CIFC Corp.	45,872	357
* Security National Financial Corp. Class A	73,635	355
* Jefferson Bancshares Inc.	55,872	352
Hampden Bancorp Inc.	20,740	340

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
^ Orchid Island Capital Inc.	25,845	333
Trade Street Residential Inc.	50,397	319
* Atlanticus Holdings Corp.	81,773	290
* OBA Financial Services Inc.	15,891	288
Salisbury Bancorp Inc.	10,606	284
Eagle Bancorp Montana Inc.	24,838	273
United Bancorp Inc.	33,210	267
United Community Bancorp	22,954	262
* First Federal Bancshares of Arkansas Inc.	29,977	261
* Community West Bancshares	38,834	255
SB Financial Group Inc.	31,820	251
Institutional Financial Markets Inc.	122,156	244
* Wellesley Bank	12,062	236
Bank of South Carolina Corp.	14,579	230
* American Independence Corp.	17,673	212
IF Bancorp Inc.	12,247	205
Sotherly Hotels Inc.	34,231	203
FedFirst Financial Corp.	9,872	196
* CMS Bancorp Inc.	20,755	193
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	178
Sound Financial Bancorp Inc.	10,290	174
First Savings Financial Group Inc.	7,188	162
First Clover Leaf Financial Corp.	16,915	161
QC Holdings Inc.	77,554	138
Madison County Financial Inc.	7,441	132
* Carolina Bank Holdings Inc.	12,613	130
Donegal Group Inc. Class B	5,255	124
* Vestin Realty Mortgage II Inc.	74,073	123
* Southern First Bancshares Inc.	9,189	123
Hawthorn Bancshares Inc.	9,408	117
WVS Financial Corp.	9,511	116
Summit State Bank	9,843	104
* Transcontinental Realty Investors Inc.	10,999	103
HF Financial Corp.	7,469	97
* Carolina Trust Bank	27,055	94
* Colonial Financial Services Inc.	6,936	90
LNB Bancorp Inc.	8,899	89
* Royal Bancshares of Pennsylvania Inc.	64,104	88
NB&T Financial Group Inc.	4,302	85
* Guaranty Federal Bancshares Inc.	7,623	82
Citizens Community Bancorp Inc.	10,966	82
* Sorrento Therapeutics Inc.	9,840	80
Unity Bancorp Inc.	8,345	64
* Income Opportunity Realty Investors Inc.	12,450	62
* Patriot National Bancorp Inc.	56,201	58
Laporte Bancorp Inc.	4,700	52
IMPAC Mortgage Holdings Inc.	8,160	49
* Parke Bancorp Inc.	5,325	48
* Atlantic American Corp.	11,680	48
* Carver Bancorp Inc.	6,784	47
Ocean Shore Holding Co.	3,096	42
* Investors Capital Holdings Ltd.	5,492	39
* Southcoast Financial Corp.	6,297	37
Community Financial Corp.	1,700	35
* MBT Financial Corp.	7,727	33
Supertel Hospitality Inc.	13,192	32
* SP Bancorp Inc.	1,600	31
* Citizens First Corp.	3,099	29
* Power REIT	3,136	28
* Internet Patents Corp.	8,400	26
Athens Bancshares Corp.	1,100	26
* Jacksonville Bancorp Inc.	1,914	24
* Cordia Bancorp Inc.	5,680	24
Northeast Community Bancorp Inc.	3,100	22

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Kingstone Cos. Inc.	2,985	22
* First Capital Bancorp Inc.	4,300	19
* Porter Bancorp Inc.	16,831	17
* Vestin Realty Mortgage I Inc.	8,700	16
* Trade Street Residential Rights Exp. 01/10/2014	49,597	15
Independence Realty Trust Inc.	1,740	15
Home Federal Bancorp Inc.	780	14
HMG Courtland Properties	600	11
* ForceField Energy Inc.	1,300	8
Oconee Federal Financial Corp.	300	5
* American Realty Investors Inc.	800	4
* InterGroup Corp.	200	4
River Valley Bancorp	100	3
* HMN Financial Inc.	200	2
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	2
* Prospect Global Resources Inc.	1	—
		56,413,886
Health Care (11.8%)
Johnson & Johnson	42,184,572	3,863,685
Pfizer Inc.	96,901,359	2,968,089
Merck & Co. Inc.	43,687,086	2,186,539
* Gilead Sciences Inc.	22,925,819	1,722,875
Bristol-Myers Squibb Co.	24,617,645	1,308,428
Amgen Inc.	11,275,272	1,287,185
AbbVie Inc.	23,785,705	1,256,123
UnitedHealth Group Inc.	15,052,517	1,133,455
* Celgene Corp.	6,161,037	1,040,969
* Biogen Idec Inc.	3,531,712	987,996
Abbott Laboratories	23,117,673	886,100
Medtronic Inc.	14,926,775	856,648
* Express Scripts Holding Co.	12,047,972	846,250
Eli Lilly & Co.	15,160,471	773,184
Thermo Fisher Scientific Inc.	5,402,354	601,552
Baxter International Inc.	8,114,386	564,356
Allergan Inc.	4,442,433	493,465
Covidien plc	6,763,226	460,576
* Actavis plc	2,602,034	437,142
WellPoint Inc.	4,416,504	408,041
* Alexion Pharmaceuticals Inc.	2,931,622	390,082
Aetna Inc.	5,494,027	376,835
Cigna Corp.	4,132,327	361,496
Becton Dickinson and Co.	2,902,234	320,668
* Regeneron Pharmaceuticals Inc.	1,164,811	320,603
Stryker Corp.	4,242,995	318,819
St. Jude Medical Inc.	4,362,830	270,277
* Vertex Pharmaceuticals Inc.	3,494,392	259,633
* Mylan Inc.	5,722,454	248,355
Zoetis Inc.	7,475,580	244,377
Humana Inc.	2,332,129	240,722
* Boston Scientific Corp.	19,980,814	240,169
Zimmer Holdings Inc.	2,556,240	238,216
* HCA Holdings Inc.	4,686,241	223,581
* Intuitive Surgical Inc.	569,052	218,561
* Forest Laboratories Inc.	3,625,282	217,626
* Illumina Inc.	1,889,682	209,037
* Perrigo Co. plc	1,339,678	205,587
* Life Technologies Corp.	2,583,704	195,845
* DaVita HealthCare Partners Inc.	3,020,826	191,430
CR Bard Inc.	1,176,913	157,636
* BioMarin Pharmaceutical Inc.	2,126,151	149,405
* Henry Schein Inc.	1,286,023	146,941
* CareFusion Corp.	3,189,348	127,000
* Varian Medical Systems Inc.	1,600,660	124,355
* Laboratory Corp. of America Holdings	1,340,449	122,477

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Waters Corp.	1,209,319	120,932
Quest Diagnostics Inc.	2,174,116	116,402
* Endo Health Solutions Inc.	1,716,981	115,828
Universal Health Services Inc. Class B	1,360,084	110,520
* Edwards Lifesciences Corp.	1,669,277	109,772
* Incyte Corp. Ltd.	2,167,889	109,760
DENTSPLY International Inc.	2,132,009	103,360
* Hospira Inc.	2,479,409	102,350
^ ResMed Inc.	2,123,967	99,996
* Pharmacyclics Inc.	881,626	93,258
* Jazz Pharmaceuticals plc	735,368	93,068
* Hologic Inc.	4,081,923	91,231
Cooper Cos. Inc.	731,810	90,627
* Alkermes plc	2,044,723	83,138
* IDEXX Laboratories Inc.	781,361	83,113
* MEDNAX Inc.	1,506,164	80,399
* Salix Pharmaceuticals Ltd.	893,419	80,354
* United Therapeutics Corp.	675,330	76,366
* Cubist Pharmaceuticals Inc.	1,107,234	76,255
* Covance Inc.	839,201	73,900
* Isis Pharmaceuticals Inc.	1,733,584	69,066
* Medivation Inc.	1,071,280	68,369
* Tenet Healthcare Corp.	1,515,051	63,814
* Seattle Genetics Inc.	1,554,995	62,029
* Sirona Dental Systems Inc.	818,296	57,444
Teleflex Inc.	611,779	57,422
* Align Technology Inc.	979,083	55,955
* Community Health Systems Inc.	1,348,337	52,949
* Alnylam Pharmaceuticals Inc.	805,057	51,789
Techne Corp.	524,042	49,611
* ViroPharma Inc.	985,204	49,112
* Health Management Associates Inc. Class A	3,734,955	48,928
Patterson Cos. Inc.	1,182,540	48,721
West Pharmaceutical Services Inc.	985,551	48,351
* Team Health Holdings Inc.	1,043,928	47,551
* Cepheid Inc.	1,013,454	47,349
^ Questcor Pharmaceuticals Inc.	858,695	46,756
* WellCare Health Plans Inc.	652,785	45,969
* Centene Corp.	777,380	45,827
* NPS Pharmaceuticals Inc.	1,501,157	45,575
* Mallinckrodt plc	856,100	44,740
* Alere Inc.	1,162,168	42,070
STERIS Corp.	874,021	41,997
HealthSouth Corp.	1,241,384	41,363
* Theravance Inc.	1,155,359	41,189
* Brookdale Senior Living Inc. Class A	1,476,246	40,124
* Charles River Laboratories International Inc.	726,977	38,559
* PAREXEL International Corp.	835,569	37,751
* Puma Biotechnology Inc.	362,013	37,479
* Bio-Rad Laboratories Inc. Class A	297,551	36,780
Hill-Rom Holdings Inc.	879,361	36,353
* DexCom Inc.	1,018,336	36,059
* Medicines Co.	929,681	35,904
* LifePoint Hospitals Inc.	667,835	35,288
Owens & Minor Inc.	937,465	34,274
* Health Net Inc.	1,121,630	33,279
* Haemonetics Corp.	769,765	32,430
* Celldex Therapeutics Inc.	1,307,214	31,648
* Thoratec Corp.	850,288	31,121
* Air Methods Corp.	524,795	30,611
* HMS Holdings Corp.	1,318,123	29,961
* Bruker Corp.	1,489,981	29,457
* Insulet Corp.	784,937	29,121
* Santarus Inc.	898,616	28,720

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Aegerion Pharmaceuticals Inc.	392,796	27,873
	Healthcare Services Group Inc.	981,859	27,855
*	Prestige Brands Holdings Inc.	762,013	27,280
*	ACADIA Pharmaceuticals Inc.	1,079,079	26,966
*	Akorn Inc.	1,079,183	26,580
*	Quintiles Transnational Holdings Inc.	564,607	26,164
*	Pacira Pharmaceuticals Inc.	450,413	25,894
*	Cyberonics Inc.	392,231	25,695
*,^	Opko Health Inc.	3,041,925	25,674
*,^	Myriad Genetics Inc.	1,188,675	24,938
*	Acadia Healthcare Co. Inc.	523,185	24,762
*	Impax Laboratories Inc.	972,523	24,449
*	Envision Healthcare Holdings Inc.	670,028	23,799
*	Magellan Health Services Inc.	396,548	23,757
*	Neogen Corp.	508,938	23,258
*	Masimo Corp.	781,406	22,841
*	Wright Medical Group Inc.	694,516	21,329
*	NuVasive Inc.	657,950	21,272
*	Amsurg Corp. Class A	450,686	20,696
*	HeartWare International Inc.	219,036	20,581
*	Halozyme Therapeutics Inc.	1,335,856	20,024
*	Clovis Oncology Inc.	326,270	19,664
*	Nektar Therapeutics	1,712,337	19,435
*	Hanger Inc.	490,474	19,295
*	InterMune Inc.	1,307,036	19,253
*,^	Arena Pharmaceuticals Inc.	3,235,499	18,928
*	ImmunoGen Inc.	1,266,649	18,582
*	Acorda Therapeutics Inc.	607,372	17,735
*	Volcano Corp.	811,608	17,734
*,^	Ariad Pharmaceuticals Inc.	2,596,952	17,711
^	PDL BioPharma Inc.	2,065,509	17,433
	CONMED Corp.	404,928	17,209
*	Integra LifeSciences Holdings Corp.	351,598	16,775
*	Globus Medical Inc.	828,174	16,713
*	Ironwood Pharmaceuticals Inc. Class A	1,413,885	16,415
	Cantel Medical Corp.	479,113	16,247
*	ArthroCare Corp.	399,007	16,056
*	Synageva BioPharma Corp.	246,711	15,967
	Analogic Corp.	179,634	15,908
*,^	Exelixis Inc.	2,561,285	15,701
*	Keryx Biopharmaceuticals Inc.	1,206,671	15,626
	Meridian Bioscience Inc.	586,665	15,564
*	Endologix Inc.	890,812	15,536
*	Molina Healthcare Inc.	436,159	15,157
*	Auxilium Pharmaceuticals Inc.	726,425	15,066
	Kindred Healthcare Inc.	762,313	15,048
*	IPC The Hospitalist Co. Inc.	247,113	14,676
*	Spectranetics Corp.	578,870	14,472
*	Ligand Pharmaceuticals Inc. Class B	271,879	14,301
*	Novavax Inc.	2,765,886	14,161
*,^	MannKind Corp.	2,685,924	13,994
*,^	Vivus Inc.	1,463,482	13,288
*	ABIOMED Inc.	492,958	13,182
*	Fluidigm Corp.	340,977	13,066
*	Quidel Corp.	421,124	13,009
*	Emeritus Corp.	596,835	12,910
*	Cardiovascular Systems Inc.	376,071	12,895
*	Dyax Corp.	1,691,339	12,736
*	Abaxis Inc.	313,669	12,553
*	Omnicell Inc.	486,274	12,415
*	ICU Medical Inc.	193,517	12,329
	Select Medical Holdings Corp.	1,055,958	12,260
	Ensign Group Inc.	274,902	12,170
*	Momenta Pharmaceuticals Inc.	687,135	12,149

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Exact Sciences Corp.	1,033,142	12,077
*,^	Sangamo Biosciences Inc.	850,470	11,813
*	Lannett Co. Inc.	354,032	11,718
*	Raptor Pharmaceutical Corp.	843,502	10,982
*,^	Sarepta Therapeutics Inc.	530,265	10,802
*,^	MiMedx Group Inc.	1,229,475	10,746
*	Intercept Pharmaceuticals Inc.	155,030	10,585
*	Luminex Corp.	542,284	10,520
*,^	Organovo Holdings Inc.	912,789	10,105
	Invacare Corp.	427,587	9,924
*	HealthStream Inc.	296,976	9,732
*	Emergent Biosolutions Inc.	423,062	9,726
*	Capital Senior Living Corp.	404,588	9,706
*	Corvel Corp.	207,000	9,667
*	Natus Medical Inc.	426,272	9,591
*	Infinity Pharmaceuticals Inc.	678,377	9,368
*,^	Bio-Reference Labs Inc.	365,314	9,330
*	Merit Medical Systems Inc.	587,168	9,242
*	Array BioPharma Inc.	1,839,826	9,218
*	Geron Corp.	1,912,430	9,065
*	Affymetrix Inc.	1,052,472	9,020
*	PharMerica Corp.	417,647	8,979
*	Depomed Inc.	842,289	8,911
*,^	Idenix Pharmaceuticals Inc.	1,452,364	8,685
*	Accuray Inc.	990,965	8,631
*	Neurocrine Biosciences Inc.	923,971	8,630
*	NxStage Medical Inc.	847,301	8,473
*	Anika Therapeutics Inc.	218,291	8,330
*	Staar Surgical Co.	508,206	8,228
*	Cadence Pharmaceuticals Inc.	890,883	8,062
*	XOMA Corp.	1,180,263	7,943
*	Tornier NV	418,064	7,855
*	Insmed Inc.	461,736	7,854
*	Cynosure Inc. Class A	291,905	7,788
*,^	Galena Biopharma Inc.	1,562,768	7,751
*	Orexigen Therapeutics Inc.	1,356,325	7,636
*	Dynavax Technologies Corp.	3,862,856	7,571
*	AMAG Pharmaceuticals Inc.	311,713	7,565
*	Healthways Inc.	483,335	7,419
*,^	Antares Pharma Inc.	1,647,754	7,382
*	Hi-Tech Pharmacal Co. Inc.	169,017	7,334
*,^	Merrimack Pharmaceuticals Inc.	1,362,905	7,278
*	Spectrum Pharmaceuticals Inc.	821,481	7,270
*,^	Inovio Pharmaceuticals Inc.	2,480,967	7,195
*	KYTHERA Biopharmaceuticals Inc.	190,761	7,106
*	GenMark Diagnostics Inc.	526,448	7,007
*	Sagent Pharmaceuticals Inc.	275,900	7,002
*	Portola Pharmaceuticals Inc.	271,463	6,990
*	BioScrip Inc.	925,344	6,848
*	Triple-S Management Corp. Class B	350,041	6,805
	National Healthcare Corp.	124,968	6,737
	Atrion Corp.	22,733	6,735
*,^	Dendreon Corp.	2,225,165	6,653
*	Amedisys Inc.	446,673	6,535
*	Orthofix International NV	285,716	6,520
*	Synergy Pharmaceuticals Inc.	1,156,328	6,510
*	Cerus Corp.	1,003,774	6,474
*	Accretive Health Inc.	704,238	6,451
*	Anacor Pharmaceuticals Inc.	380,795	6,390
	US Physical Therapy Inc.	174,627	6,157
*	Zeltiq Aesthetics Inc.	324,118	6,129
*	Lexicon Pharmaceuticals Inc.	3,374,924	6,075
*	Repligen Corp.	442,684	6,038
*	AngioDynamics Inc.	350,952	6,033

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Vanda Pharmaceuticals Inc.	485,689	6,027
*	AVANIR Pharmaceuticals Inc.	1,784,302	5,995
*	Surgical Care Affiliates Inc.	170,034	5,924
*	Genomic Health Inc.	200,566	5,871
*	Repros Therapeutics Inc.	315,047	5,765
*	NewLink Genetics Corp.	258,902	5,698
*,^	Rockwell Medical Inc.	520,347	5,432
*	BioCryst Pharmaceuticals Inc.	701,320	5,330
*	Gentiva Health Services Inc.	427,893	5,310
*	Chelsea Therapeutics International Ltd.	1,180,948	5,232
*	Immunomedics Inc.	1,136,337	5,227
*,^	Unilife Corp.	1,172,464	5,159
*	Zogenix Inc.	1,493,786	5,139
*	Symmetry Medical Inc.	504,224	5,083
*	SurModics Inc.	207,734	5,067
*	LHC Group Inc.	210,025	5,049
*,^	ZIOPHARM Oncology Inc.	1,157,692	5,024
*	Vascular Solutions Inc.	213,357	4,939
	CryoLife Inc.	443,435	4,918
*	Furiex Pharmaceuticals Inc.	116,191	4,881
*	AtriCure Inc.	252,233	4,712
*	OraSure Technologies Inc.	747,474	4,702
*,^	Horizon Pharma Inc.	597,846	4,556
*	Progenics Pharmaceuticals Inc.	826,209	4,404
*	Acceleron Pharma Inc.	110,636	4,381
*,^	Omeros Corp.	378,139	4,269
*	Idera Pharmaceuticals Inc.	880,602	4,077
	Universal American Corp.	540,126	3,943
*	Achillion Pharmaceuticals Inc.	1,185,291	3,935
*	Endocyte Inc.	364,766	3,899
*,^	Synta Pharmaceuticals Corp.	737,383	3,864
*	Almost Family Inc.	118,193	3,821
*,^	TearLab Corp.	409,068	3,821
*,^	Sequenom Inc.	1,625,783	3,804
*,^	Navidea Biopharmaceuticals Inc.	1,826,618	3,781
*	Pacific Biosciences of California Inc.	719,261	3,762
*	Hyperion Therapeutics Inc.	180,491	3,650
*	Chindex International Inc.	208,861	3,640
*,^	AcelRx Pharmaceuticals Inc.	321,820	3,640
*	Osiris Therapeutics Inc.	221,766	3,566
*	BioTelemetry Inc.	442,809	3,516
*	Rigel Pharmaceuticals Inc.	1,221,119	3,480
*	Alliance HealthCare Services Inc.	140,174	3,468
*	Cempra Inc.	278,359	3,449
*	Albany Molecular Research Inc.	341,357	3,441
*	XenoPort Inc.	593,846	3,415
*	Five Star Quality Care Inc.	609,543	3,346
*	Curis Inc.	1,161,830	3,276
*,^	Accelerate Diagnostics Inc.	268,082	3,271
*	Tetraphase Pharmaceuticals Inc.	241,700	3,268
*	Sciclone Pharmaceuticals Inc.	636,372	3,207
*	Chimerix Inc.	209,762	3,170
*,^	Ampio Pharmaceuticals Inc.	442,084	3,152
*,^	Cell Therapeutics Inc.	1,613,187	3,097
*,^	CytRx Corp.	493,936	3,097
*	Exactech Inc.	130,147	3,092
	Pozen Inc.	380,548	3,060
*	Threshold Pharmaceuticals Inc.	652,492	3,047
*	Sunesis Pharmaceuticals Inc.	631,384	2,993
*	Insys Therapeutics Inc.	75,933	2,939
*	Corcept Therapeutics Inc.	907,898	2,923
	Utah Medical Products Inc.	49,349	2,821
*	RTI Surgical Inc.	787,887	2,789
*,^	Peregrine Pharmaceuticals Inc.	2,003,137	2,784

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Pain Therapeutics Inc.	572,446	2,782
*,^	Neuralstem Inc.	921,529	2,682
*	Discovery Laboratories Inc.	1,176,099	2,646
*,^	MacroGenics Inc.	93,000	2,551
*	Stemline Therapeutics Inc.	129,314	2,535
*	Durect Corp.	1,451,440	2,511
*	Solta Medical Inc.	840,335	2,479
*	BioDelivery Sciences International Inc.	408,677	2,407
*,^	OncoMed Pharmaceuticals Inc.	80,929	2,389
*,^	PhotoMedex Inc.	184,098	2,384
*	Mirati Therapeutics Inc.	137,870	2,293
*	Verastem Inc.	200,105	2,281
*	Receptos Inc.	77,031	2,233
*,^	Northwest Biotherapeutics Inc.	577,558	2,177
*	Derma Sciences Inc.	200,547	2,170
*	Agios Pharmaceuticals Inc.	90,433	2,166
*,^	NeoStem Inc.	316,170	2,156
*	Cytokinetics Inc.	325,740	2,117
*,^	Cytori Therapeutics Inc.	799,439	2,055
*	Alphatec Holdings Inc.	989,644	1,989
*	Sunshine Heart Inc.	200,376	1,946
*	Nanosphere Inc.	846,721	1,939
*	Targacept Inc.	467,121	1,939
*	Ocera Therapeutics Inc.	147,733	1,919
*,^	MEI Pharma Inc.	237,167	1,900
*	NeoGenomics Inc.	521,601	1,888
*	Addus HomeCare Corp.	83,898	1,884
*,^	ChemoCentryx Inc.	323,942	1,876
*	Cutera Inc.	183,939	1,873
*	PTC Therapeutics Inc.	110,007	1,867
*	Aratana Therapeutics Inc.	97,644	1,865
*	Arqule Inc.	849,160	1,826
*	Fonar Corp.	85,991	1,816
*	Durata Therapeutics Inc.	140,000	1,791
*	Medical Action Industries Inc.	208,424	1,784
*,^	Biotime Inc.	492,077	1,771
*,^	Supernus Pharmaceuticals Inc.	230,274	1,736
*,^	SIGA Technologies Inc.	525,800	1,719
*	Harvard Bioscience Inc.	360,542	1,695
*	LDR Holding Corp.	69,605	1,643
	Psychemedics Corp.	111,607	1,640
*	Athersys Inc.	655,055	1,638
*	Sucampo Pharmaceuticals Inc. Class A	160,494	1,509
*	Regulus Therapeutics Inc.	202,260	1,495
*	Cancer Genetics Inc.	107,545	1,482
*,^	Bluebird Bio Inc.	70,377	1,477
*	OncoGenex Pharmaceutical Inc.	176,975	1,476
*	Fibrocell Science Inc.	362,698	1,473
*	Aerie Pharmaceuticals Inc.	79,731	1,432
*,^	Galectin Therapeutics Inc.	176,143	1,423
*	Skilled Healthcare Group Inc.	289,646	1,393
*	Enzo Biochem Inc.	471,186	1,376
*,^	Biolase Inc.	475,650	1,346
	Digirad Corp.	362,321	1,341
*	Vical Inc.	1,101,106	1,299
*	Epizyme Inc.	61,969	1,289
*,^	Oncothyreon Inc.	726,614	1,279
*,^	ANI Pharmaceuticals Inc.	62,848	1,262
*,^	TrovaGene Inc.	215,768	1,239
*,^	Apricus Biosciences Inc.	462,817	1,226
*	KaloBios Pharmaceuticals Inc.	271,152	1,198
*	EnteroMedics Inc.	584,526	1,192
*,^	pSivida Corp.	297,200	1,180
*	AVEO Pharmaceuticals Inc.	640,556	1,179

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Amicus Therapeutics Inc.	495,781	1,165
*	BioSpecifics Technologies Corp.	53,486	1,159
*	TG Therapeutics Inc.	293,481	1,145
*,^	PharmAthene Inc.	615,272	1,144
*	Cornerstone Therapeutics Inc.	119,809	1,137
*	NanoString Technologies Inc.	63,743	1,099
*,^	Medgenics Inc.	181,202	1,085
*,^	Hansen Medical Inc.	627,239	1,085
*,^	Alexza Pharmaceuticals Inc.	228,182	1,079
	LeMaitre Vascular Inc.	133,720	1,071
*	Synergetics USA Inc.	289,440	1,048
*	OvaScience Inc.	110,903	1,014
*,^	Catalyst Pharmaceutical Partners Inc.	518,903	1,012
*,^	Cyclacel Pharmaceuticals Inc.	247,785	996
*,^	Coronado Biosciences Inc.	364,292	958
*	Iridex Corp.	94,200	958
*,^	Foundation Medicine Inc.	39,743	947
*	Tandem Diabetes Care Inc.	36,680	945
*	Cellular Dynamics International Inc.	57,200	944
*	Agenus Inc.	355,443	938
*	Enanta Pharmaceuticals Inc.	34,180	932
*	Esperion Therapeutics Inc.	66,985	920
*	LCA-Vision Inc.	221,694	865
*	Karyopharm Therapeutics Inc.	36,761	843
*	Ventrus Biosciences Inc.	203,827	779
*	Cumberland Pharmaceuticals Inc.	152,070	777
*,^	StemCells Inc.	625,659	770
*	Uroplasty Inc.	280,598	766
*	Onconova Therapeutics Inc.	62,230	714
*,^	Stereotaxis Inc.	197,094	713
*,^	ImmunoCellular Therapeutics Ltd.	768,029	710
	Columbia Laboratories Inc.	103,477	684
*,^	GTx Inc.	412,329	680
*	NuPathe Inc.	196,651	643
*,^	Venaxis Inc.	296,400	634
*,^	Cleveland Biolabs Inc.	535,493	627
*	Oragenics Inc.	219,275	618
*	RadNet Inc.	367,613	614
*,^	Rexahn Pharmaceuticals Inc.	1,197,220	611
	Enzon Pharmaceuticals Inc.	517,601	600
*	Pernix Therapeutics Holdings	234,810	592
*,^	Celsion Corp.	151,287	589
*	Synthetic Biologics Inc.	381,227	583
*	BIND Therapeutics Inc.	38,556	582
*,^	Novabay Pharmaceuticals Inc.	469,822	578
*	Cardica Inc.	567,438	553
*	Biodel Inc.	238,888	549
*	Cubist Pharmaceutic-CVR	401,195	542
*	Advaxis Inc.	127,163	539
*	Response Genetics Inc.	460,766	534
*	AdCare Health Systems Inc.	121,964	524
*	Alimera Sciences Inc.	109,535	516
*	Five Prime Therapeutics Inc.	30,600	514
*	Ophthotech Corp.	15,648	506
*,^	Acura Pharmaceuticals Inc.	290,232	485
*	Transcept Pharmaceuticals Inc.	141,462	475
*	Anthera Pharmaceuticals Inc. Class A	153,003	470
*	IGI Laboratories Inc.	151,369	462
*	Mast Therapeutics Inc.	971,733	449
*	LipoScience Inc.	105,347	448
*	Hemispherx Biopharma Inc.	1,666,987	442
*	Conatus Pharmaceuticals Inc.	67,930	438
*	Vermillion Inc.	181,825	429
*	Harvard Apparatus Regenerative Technology Inc.	90,135	428

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*,^	Echo Therapeutics Inc.	135,621	426
*	AxoGen Inc.	93,968	422
*	Lpath Inc. Class A	98,212	418
*	Chembio Diagnostics Inc.	120,789	407
*,^	Ambit Biosciences Corp.	42,081	406
*,^	Tonix Pharmaceuticals Holding Corp.	37,190	384
*	Heska Corp.	43,828	383
*,^	Palatin Technologies Inc.	504,697	370
*	MediciNova Inc.	170,820	366
*	InfuSystems Holdings Inc.	168,213	360
*,^	Oculus Innovative Sciences Inc.	101,250	352
*	Zalicus Inc.	314,264	349
*	Bovie Medical Corp.	162,513	345
*,^	MELA Sciences Inc.	517,162	331
*	EntreMed Inc.	191,112	327
*	Hooper Holmes Inc.	591,641	314
	Span-America Medical Systems Inc.	14,982	312
*,^	BSD Medical Corp.	257,082	306
*	Vision Sciences Inc.	273,044	273
	MGC Diagnostics Corp.	21,475	272
*	Evoke Pharma Inc.	36,221	270
*	Veracyte Inc.	18,420	267
	Daxor Corp.	37,740	262
*,^	Delcath Systems Inc.	1,025,257	261
*,^	ARCA Biopharma Inc.	151,257	254
*,^	Cel-Sci Corp.	410,009	242
*	Imprimis Pharmaceuticals Inc.	63,100	211
*	Escalon Medical Corp.	103,945	211
*	Baxano Surgical Inc.	200,063	202
*	Misonix Inc.	32,584	183
*,^	NanoViricides Inc.	37,599	180
*	Aastrom Biosciences Inc.	53,565	173
*	ERBA Diagnostics Inc.	61,375	172
*	CAS Medical Systems Inc.	97,251	165
*	ThermoGenesis Corp.	123,286	123
*	Fate Therapeutics Inc.	18,526	116
*	Dynatronics Corp.	26,415	113
*,^	CombiMatrix Corp.	45,819	105
*	Bioanalytical Systems Inc.	34,869	94
*	Wright Medical Group Inc. CVR	288,011	93
*	Kips Bay Medical Inc.	107,300	77
*	USMD Holdings Inc.	3,500	70
*	BG Medicine Inc.	65,950	69
*	Heat Biologics Inc.	9,400	67
*	Regado Biosciences Inc.	11,200	53
*	ProPhase Labs Inc.	31,802	52
*	iBio Inc.	100,750	34
	Birner Dental Management Services Inc.	1,710	30
*	IsoRay Inc.	46,600	23
*	DARA Biosciences Inc.	14,200	8
*	ImmuCell Corp.	1,700	7
	Myrexis Inc.	34,818	6
*	Cormedix Inc.	4,900	6
	Diversicare Healthcare Services Inc.	1,100	5
			36,170,703
Industrials (13.6%)
	General Electric Co.	151,269,232	4,240,077
	United Technologies Corp.	13,718,897	1,561,210
	Boeing Co.	11,235,254	1,533,500
	3M Co.	10,066,420	1,411,815
	Union Pacific Corp.	6,886,216	1,156,884
	United Parcel Service Inc. Class B	10,701,874	1,124,553
	Honeywell International Inc.	11,732,285	1,071,979
	Caterpillar Inc.	9,514,506	864,012

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Accenture plc Class A	9,505,103	781,510
Emerson Electric Co.	10,525,266	738,663
Lockheed Martin Corp.	4,790,227	712,115
Danaher Corp.	8,860,155	684,004
FedEx Corp.	4,497,491	646,604
Precision Castparts Corp.	2,172,332	585,009
Automatic Data Processing Inc.	7,200,553	581,877
Eaton Corp. plc	7,094,446	540,029
Illinois Tool Works Inc.	6,303,550	530,002
Deere & Co.	5,606,117	512,007
General Dynamics Corp.	5,002,131	477,954
CSX Corp.	15,162,557	436,227
Raytheon Co.	4,775,980	433,181
Norfolk Southern Corp.	4,618,143	428,702
Cummins Inc.	2,801,139	394,877
Northrop Grumman Corp.	3,318,826	380,371
TE Connectivity Ltd.	6,154,474	339,173
* LinkedIn Corp. Class A	1,521,569	329,922
PACCAR Inc.	5,293,966	313,244
Waste Management Inc.	6,663,621	298,997
Parker Hannifin Corp.	2,231,246	287,028
Tyco International Ltd.	6,956,361	285,489
Agilent Technologies Inc.	4,945,925	282,857
Ingersoll-Rand plc	4,091,812	252,056
Dover Corp.	2,547,735	245,958
Rockwell Automation Inc.	2,073,244	244,975
WW Grainger Inc.	934,141	238,598
Sherwin-Williams Co.	1,298,756	238,322
Pentair Ltd.	2,979,964	231,454
* Fiserv Inc.	3,872,258	228,657
Paychex Inc.	4,914,592	223,761
Xerox Corp.	17,488,616	212,836
Amphenol Corp. Class A	2,368,244	211,200
Fidelity National Information Services Inc.	3,919,028	210,373
Roper Industries Inc.	1,484,544	205,877
Kansas City Southern	1,647,726	204,038
Fluor Corp.	2,441,746	196,048
AMETEK Inc.	3,658,368	192,686
Fastenal Co.	3,993,200	189,717
* Alliance Data Systems Corp.	691,908	181,923
Flowserve Corp.	2,092,059	164,917
Textron Inc.	4,202,257	154,475
Rockwell Collins Inc.	2,019,911	149,312
* Stericycle Inc.	1,281,825	148,910
* Verisk Analytics Inc. Class A	2,263,247	148,741
Pall Corp.	1,658,937	141,590
* B/E Aerospace Inc.	1,566,451	136,328
Expeditors International of Washington Inc.	3,071,050	135,894
Towers Watson & Co. Class A	1,060,282	135,303
L-3 Communications Holdings Inc.	1,265,484	135,230
Republic Services Inc. Class A	4,037,522	134,046
Chicago Bridge & Iron Co. NV	1,607,297	133,631
* Trimble Navigation Ltd.	3,835,625	133,096
CH Robinson Worldwide Inc.	2,266,983	132,256
* FleetCor Technologies Inc.	1,045,184	122,464
ADT Corp.	3,016,643	122,084
Masco Corp.	5,336,776	121,518
* Jacobs Engineering Group Inc.	1,870,585	117,828
Vulcan Materials Co.	1,943,328	115,473
TransDigm Group Inc.	708,550	114,091
Fortune Brands Home & Security Inc.	2,484,585	113,546
Rock Tenn Co. Class A	1,076,791	113,074
Ball Corp.	2,157,548	111,459
JB Hunt Transport Services Inc.	1,409,582	108,961

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* United Rentals Inc.	1,394,051	108,666
* Mettler-Toledo International Inc.	445,184	107,997
Wabtec Corp.	1,367,846	101,590
Manpowergroup Inc.	1,181,036	101,404
* Quanta Services Inc.	3,173,825	100,166
Sealed Air Corp.	2,932,255	99,843
MeadWestvaco Corp.	2,658,557	98,181
Xylem Inc.	2,756,205	95,365
Donaldson Co. Inc.	2,185,985	95,003
* Crown Holdings Inc.	2,096,022	93,420
Joy Global Inc.	1,588,919	92,936
Packaging Corp. of America	1,466,414	92,795
Avnet Inc.	2,056,050	90,692
IDEX Corp.	1,215,532	89,767
* Owens-Illinois Inc.	2,465,729	88,224
Lincoln Electric Holdings Inc.	1,222,634	87,223
Cintas Corp.	1,433,911	85,447
Total System Services Inc.	2,552,693	84,954
Hubbell Inc. Class B	768,051	83,641
Valspar Corp.	1,166,026	83,126
* Colfax Corp.	1,294,711	82,460
Robert Half International Inc.	1,961,829	82,377
* Arrow Electronics Inc.	1,515,674	82,225
MDU Resources Group Inc.	2,669,981	81,568
Iron Mountain Inc.	2,572,568	78,077
AGCO Corp.	1,310,031	77,541
Waste Connections Inc.	1,754,510	76,549
* Kirby Corp.	764,403	75,867
Carlisle Cos. Inc.	950,798	75,493
* CoStar Group Inc.	404,158	74,599
* Genesee & Wyoming Inc. Class A	775,154	74,454
Global Payments Inc.	1,123,913	73,043
Jack Henry & Associates Inc.	1,228,947	72,766
Timken Co.	1,313,759	72,349
Graco Inc.	911,778	71,228
* Flextronics International Ltd.	9,139,770	71,016
KBR Inc.	2,214,286	70,614
Acuity Brands Inc.	642,976	70,290
Broadridge Financial Solutions Inc.	1,774,597	70,132
* Sensata Technologies Holding NV	1,800,308	69,798
PerkinElmer Inc.	1,679,527	69,247
Martin Marietta Materials Inc.	691,487	69,107
Aptargroup Inc.	985,762	66,845
Huntington Ingalls Industries Inc.	739,927	66,601
* Hexcel Corp.	1,488,334	66,514
Terex Corp.	1,582,059	66,431
Oshkosh Corp.	1,292,985	65,141
* Owens Corning	1,583,971	64,499
Trinity Industries Inc.	1,167,901	63,674
FLIR Systems Inc.	2,113,319	63,611
AO Smith Corp.	1,178,732	63,581
Bemis Co. Inc.	1,538,799	63,029
Sonoco Products Co.	1,492,744	62,277
* Spirit Aerosystems Holdings Inc. Class A	1,804,607	61,501
Kennametal Inc.	1,171,293	60,989
SPX Corp.	610,281	60,790
Nordson Corp.	811,993	60,331
* Allegion plc	1,363,326	60,245
* Vantiv Inc. Class A	1,845,867	60,194
* WESCO International Inc.	660,727	60,172
MSC Industrial Direct Co. Inc. Class A	736,341	59,548
URS Corp.	1,119,331	59,313
Triumph Group Inc.	777,948	59,179
ITT Corp.	1,355,144	58,840

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Generac Holdings Inc.	1,024,785	58,044
	Ryder System Inc.	785,799	57,976
	Alliant Techsystems Inc.	476,328	57,960
*	WEX Inc.	581,179	57,554
	Lennox International Inc.	668,170	56,835
	Valmont Industries Inc.	380,435	56,730
	Babcock & Wilcox Co.	1,650,349	56,425
	FEI Co.	620,662	55,462
	RR Donnelley & Sons Co.	2,715,654	55,073
	Exelis Inc.	2,822,280	53,793
	Toro Co.	845,636	53,782
*	Old Dominion Freight Line Inc.	960,992	50,952
	EnerSys Inc.	725,462	50,848
	Eagle Materials Inc.	634,058	49,095
*	Foster Wheeler AG	1,468,632	48,494
*	Teledyne Technologies Inc.	527,784	48,482
*	CoreLogic Inc.	1,345,930	47,821
*	Clean Harbors Inc.	796,508	47,759
	CLARCOR Inc.	741,462	47,713
	Jabil Circuit Inc.	2,732,031	47,647
	National Instruments Corp.	1,485,862	47,577
	Lender Processing Services Inc.	1,270,655	47,497
*	Cognex Corp.	1,239,131	47,310
	Regal-Beloit Corp.	636,423	46,917
	Crane Co.	694,842	46,728
	Manitowoc Co. Inc.	1,996,828	46,566
*	DigitalGlobe Inc.	1,118,816	46,039
*	NeuStar Inc. Class A	920,928	45,917
	Belden Inc.	645,804	45,497
	World Fuel Services Corp.	1,029,926	44,452
*	Genpact Ltd.	2,406,962	44,216
*	Esterline Technologies Corp.	418,821	42,703
	MAXIMUS Inc.	967,834	42,575
*	AECOM Technology Corp.	1,429,600	42,073
*	Moog Inc. Class A	617,938	41,983
	Woodward Inc.	915,693	41,765
*	Zebra Technologies Corp.	753,400	40,744
	EMCOR Group Inc.	946,348	40,163
	Air Lease Corp. Class A	1,282,168	39,850
	Curtiss-Wright Corp.	636,913	39,635
	Deluxe Corp.	754,515	39,378
*	Louisiana-Pacific Corp.	2,108,116	39,021
*	USG Corp.	1,372,662	38,956
	Landstar System Inc.	677,990	38,951
*,^	IPG Photonics Corp.	501,781	38,943
	Corporate Executive Board Co.	498,281	38,582
	Actuant Corp. Class A	1,034,784	37,915
	Anixter International Inc.	410,179	36,850
	Watsco Inc.	382,256	36,720
	GATX Corp.	684,692	35,720
*	Armstrong World Industries Inc.	601,462	34,650
*	Advisory Board Co.	531,282	33,827
*	Graphic Packaging Holding Co.	3,521,528	33,807
*	Euronet Worldwide Inc.	706,374	33,800
	Con-way Inc.	849,308	33,726
	Allison Transmission Holdings Inc.	1,219,432	33,669
	Harsco Corp.	1,198,724	33,600
	Silgan Holdings Inc.	659,532	31,671
	Littelfuse Inc.	338,586	31,465
*	MWI Veterinary Supply Inc.	181,152	30,903
	Covanta Holding Corp.	1,686,187	29,930
*	MasTec Inc.	914,080	29,909
*,^	Navistar International Corp.	778,643	29,736
*	Cardtronics Inc.	672,165	29,206

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Convergys Corp.	1,376,947	28,985
	HEICO Corp. Class A	684,702	28,840
	TAL International Group Inc.	501,508	28,761
*,^	Outerwall Inc.	419,798	28,240
	Applied Industrial Technologies Inc.	564,550	27,714
*	WageWorks Inc.	458,053	27,227
*	Tetra Tech Inc.	954,471	26,706
*	Berry Plastics Group Inc.	1,108,066	26,361
	UTi Worldwide Inc.	1,497,260	26,292
	Heartland Payment Systems Inc.	523,111	26,072
*	Vishay Intertechnology Inc.	1,959,390	25,982
	United Stationers Inc.	565,801	25,965
*	Mobile Mini Inc.	630,063	25,946
	Barnes Group Inc.	671,369	25,720
*	Coherent Inc.	345,298	25,687
	Mueller Industries Inc.	406,058	25,586
	Franklin Electric Co. Inc.	572,940	25,576
*,^	VistaPrint NV	442,350	25,148
	Watts Water Technologies Inc. Class A	403,559	24,968
*	On Assignment Inc.	710,548	24,812
*	Trimas Corp.	615,999	24,572
*	FTI Consulting Inc.	593,223	24,405
	Brink's Co.	714,491	24,393
*	RBC Bearings Inc.	338,709	23,964
	Mine Safety Appliances Co.	467,145	23,923
*	Itron Inc.	556,893	23,072
	EVERTEC Inc.	932,761	23,002
	UniFirst Corp.	212,268	22,713
	Simpson Manufacturing Co. Inc.	608,477	22,349
	Raven Industries Inc.	538,991	22,174
	Mueller Water Products Inc. Class A	2,333,651	21,866
*	Texas Industries Inc.	317,831	21,860
*,^	Swift Transportation Co.	983,507	21,844
*	Huron Consulting Group Inc.	347,238	21,779
*	Masonite International Corp.	362,226	21,734
*	Plexus Corp.	498,566	21,583
*	Proto Labs Inc.	302,578	21,538
	Brady Corp. Class A	688,961	21,310
	General Cable Corp.	717,776	21,110
*	Hub Group Inc. Class A	527,156	21,023
	CIRCOR International Inc.	259,101	20,930
^	Sturm Ruger & Co. Inc.	285,535	20,870
*	Sanmina Corp.	1,242,098	20,743
*	Orbital Sciences Corp.	889,677	20,729
	ABM Industries Inc.	722,248	20,649
*	PHH Corp.	843,445	20,538
*	Universal Display Corp.	597,480	20,529
	Greif Inc. Class A	378,463	19,831
*	HD Supply Holdings Inc.	824,594	19,799
	Forward Air Corp.	448,645	19,700
*	Trex Co. Inc.	241,295	19,190
*	Korn/Ferry International	731,489	19,107
*	GrafTech International Ltd.	1,693,696	19,020
	Aircastle Ltd.	973,647	18,655
*	Veeco Instruments Inc.	562,288	18,505
*	Benchmark Electronics Inc.	799,282	18,447
	Tennant Co.	270,945	18,373
	Granite Construction Inc.	522,436	18,275
*	EnPro Industries Inc.	309,691	17,854
	Methode Electronics Inc.	520,786	17,806
	AZZ Inc.	358,408	17,512
	G&K Services Inc. Class A	274,547	17,085
*	Wesco Aircraft Holdings Inc.	760,162	16,663
	Matson Inc.	633,567	16,542

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Primoris Services Corp.	531,170	16,535
	Knight Transportation Inc.	893,033	16,378
	MTS Systems Corp.	228,045	16,248
	Booz Allen Hamilton Holding Corp. Class A	841,559	16,116
	Werner Enterprises Inc.	643,115	15,904
	Kaman Corp.	396,464	15,752
*	Rogers Corp.	256,094	15,750
*	DXP Enterprises Inc.	136,621	15,739
	Otter Tail Corp.	536,541	15,705
*	Greatbatch Inc.	353,598	15,643
*	Atlas Air Worldwide Holdings Inc.	379,834	15,630
	Cubic Corp.	295,504	15,561
*	TrueBlue Inc.	600,358	15,477
	AAR Corp.	551,825	15,457
*	Rexnord Corp.	571,372	15,433
	Albany International Corp.	422,983	15,198
*	Meritor Inc.	1,441,120	15,031
^	Lindsay Corp.	181,531	15,022
*	Tutor Perini Corp.	567,409	14,923
*	OSI Systems Inc.	279,057	14,821
	Encore Wire Corp.	271,612	14,721
*	FARO Technologies Inc.	252,275	14,708
	Heartland Express Inc.	746,051	14,638
	Universal Forest Products Inc.	280,481	14,624
*	II-VI Inc.	829,470	14,599
	Apogee Enterprises Inc.	402,626	14,458
*	LifeLock Inc.	876,756	14,388
	McGrath RentCorp	356,019	14,170
	Exponent Inc.	182,609	14,141
*	Navigant Consulting Inc.	729,148	14,000
*,^	GenCorp Inc.	763,940	13,766
*	Boise Cascade Co.	465,212	13,714
^	Textainer Group Holdings Ltd.	333,100	13,397
*	Measurement Specialties Inc.	219,802	13,340
	Sun Hydraulics Corp.	325,773	13,301
*	H&E Equipment Services Inc.	437,098	12,951
*	ExamWorks Group Inc.	431,967	12,903
	Altra Industrial Motion Corp.	376,872	12,897
	AAON Inc.	401,639	12,832
	ESCO Technologies Inc.	373,299	12,789
*	Federal Signal Corp.	869,268	12,735
*	Sykes Enterprises Inc.	583,269	12,721
*	ExlService Holdings Inc.	459,922	12,703
*	Imperva Inc.	263,774	12,695
*,^	Smith & Wesson Holding Corp.	930,560	12,553
*	Wabash National Corp.	1,014,806	12,533
*	Aegion Corp. Class A	571,869	12,518
	Insperity Inc.	340,117	12,288
	Arkansas Best Corp.	362,227	12,200
*	Team Inc.	287,844	12,187
*	Greenbrier Cos. Inc.	367,884	12,081
*	Thermon Group Holdings Inc.	436,239	11,922
	Standex International Corp.	188,443	11,849
	John Bean Technologies Corp.	403,151	11,824
*	Monster Worldwide Inc.	1,612,266	11,495
*	Saia Inc.	355,885	11,406
	Schnitzer Steel Industries Inc.	348,671	11,391
*	Taser International Inc.	715,376	11,360
*,^	XPO Logistics Inc.	431,350	11,340
	Kelly Services Inc. Class A	452,910	11,296
	Hyster-Yale Materials Handling Inc.	120,099	11,188
*	Rofin-Sinar Technologies Inc.	410,111	11,081
	US Ecology Inc.	297,369	11,059
	Badger Meter Inc.	201,576	10,986

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Quanex Building Products Corp.	545,283	10,862
*	Roadrunner Transportation Systems Inc.	390,897	10,535
	AVX Corp.	749,367	10,439
	ManTech International Corp. Class A	347,231	10,393
	Acacia Research Corp.	709,937	10,322
	Astec Industries Inc.	266,024	10,277
	Comfort Systems USA Inc.	521,736	10,116
	Quad/Graphics Inc.	371,377	10,113
*	Headwaters Inc.	1,017,366	9,960
*	Newport Corp.	548,633	9,914
*	AMN Healthcare Services Inc.	670,942	9,863
	Myers Industries Inc.	464,463	9,809
*	Fabrinet	476,581	9,799
	Barrett Business Services Inc.	104,726	9,712
*	RPX Corp.	571,519	9,659
*	ICF International Inc.	276,300	9,590
	Gorman-Rupp Co.	285,696	9,551
*	Checkpoint Systems Inc.	601,671	9,488
*	Global Cash Access Holdings Inc.	944,372	9,434
	CTS Corp.	471,766	9,393
	Materion Corp.	304,445	9,392
	Griffon Corp.	710,552	9,386
*	Nortek Inc.	124,145	9,261
	Cass Information Systems Inc.	136,587	9,199
*,^	ExOne Co.	146,050	8,830
*	Era Group Inc.	282,141	8,707
	Powell Industries Inc.	129,653	8,685
	Resources Connection Inc.	605,330	8,674
*	TeleTech Holdings Inc.	360,142	8,622
	Kforce Inc.	414,472	8,480
	Daktronics Inc.	534,121	8,375
*	Engility Holdings Inc.	250,578	8,369
	American Science & Engineering Inc.	115,773	8,325
*	Consolidated Graphics Inc.	121,503	8,194
	Park Electrochemical Corp.	285,065	8,187
*	Advanced Emissions Solutions Inc.	148,521	8,054
*	Taminco Corp.	394,641	7,976
	HEICO Corp.	137,436	7,964
*	Aerovironment Inc.	269,094	7,839
*	Gibraltar Industries Inc.	420,470	7,817
	Viad Corp.	279,269	7,758
*	GP Strategies Corp.	259,362	7,726
*	Great Lakes Dredge & Dock Corp.	817,472	7,521
*	ServiceSource International Inc.	884,579	7,413
*	Columbus McKinnon Corp.	268,980	7,300
*	MYR Group Inc.	290,396	7,283
	Landauer Inc.	136,812	7,198
	Black Box Corp.	230,841	6,879
	LB Foster Co. Class A	144,310	6,824
	Marten Transport Ltd.	337,337	6,811
	Alamo Group Inc.	109,655	6,655
	Multi-Color Corp.	175,944	6,640
*	TTM Technologies Inc.	773,217	6,634
	Kadant Inc.	163,255	6,615
*	American Woodmark Corp.	166,995	6,601
*	Park-Ohio Holdings Corp.	123,789	6,487
	Celadon Group Inc.	331,540	6,458
*	Rentrak Corp.	170,345	6,454
	Ennis Inc.	361,889	6,405
*	Astronics Corp.	124,777	6,364
	American Railcar Industries Inc.	139,084	6,363
*	Builders FirstSource Inc.	862,284	6,157
	Kimball International Inc. Class B	409,068	6,148
	NN Inc.	300,722	6,072

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Bazaarvoice Inc.	761,682	6,033
*	EnerNOC Inc.	349,422	6,014
*	Air Transport Services Group Inc.	741,184	5,996
*	CAI International Inc.	252,536	5,952
	Insteel Industries Inc.	251,874	5,725
*,^	Capstone Turbine Corp.	4,365,271	5,631
*	Furmanite Corp.	510,945	5,426
*	CBIZ Inc.	577,994	5,271
*	Kratos Defense & Security Solutions Inc.	680,260	5,224
*	Echo Global Logistics Inc.	240,611	5,168
*	PowerSecure International Inc.	295,318	5,071
	Douglas Dynamics Inc.	298,848	5,027
*	Lionbridge Technologies Inc.	827,322	4,931
	Graham Corp.	134,795	4,892
*	Anaren Inc.	172,654	4,833
*	Northwest Pipe Co.	126,869	4,791
*	Mistras Group Inc.	228,940	4,780
*	GSI Group Inc.	422,627	4,750
*	Orion Marine Group Inc.	393,009	4,728
	Heidrick & Struggles International Inc.	231,994	4,672
*	Quality Distribution Inc.	362,770	4,654
*	NCI Building Systems Inc.	265,099	4,650
*	Layne Christensen Co.	269,178	4,598
*	Dice Holdings Inc.	633,039	4,590
*	ARC Document Solutions Inc.	556,358	4,573
*	Power Solutions International Inc.	60,631	4,553
	Global Power Equipment Group Inc.	232,101	4,542
*	Ply Gem Holdings Inc.	250,700	4,520
	Electro Rent Corp.	243,969	4,518
	FreightCar America Inc.	168,931	4,497
*	InnerWorkings Inc.	576,865	4,494
*	Higher One Holdings Inc.	451,206	4,404
*	PGT Inc.	434,121	4,393
*	AM Castle & Co.	294,331	4,347
	NACCO Industries Inc. Class A	69,499	4,322
*	Lydall Inc.	244,829	4,314
*	Ducommun Inc.	143,962	4,292
	Ceco Environmental Corp.	265,352	4,291
*	Landec Corp.	353,169	4,280
*	US Concrete Inc.	188,504	4,266
	Universal Technical Institute Inc.	303,492	4,222
*	Pike Corp.	396,542	4,191
	Electro Scientific Industries Inc.	395,598	4,138
*	Pacer International Inc.	499,903	4,129
*	Astronics Corp. Class B	78,998	4,009
	Dynamic Materials Corp.	184,043	4,001
*	NVE Corp.	68,053	3,966
*,^	Nuverra Environmental Solutions Inc.	228,111	3,830
	CDI Corp.	203,692	3,774
*	Flow International Corp.	933,714	3,772
	Argan Inc.	134,646	3,711
*	Franklin Covey Co.	185,385	3,685
*	Patriot Transportation Holding Inc.	87,619	3,637
*	Cross Country Healthcare Inc.	364,289	3,636
	Twin Disc Inc.	135,502	3,508
*	ModusLink Global Solutions Inc.	610,788	3,500
*	AEP Industries Inc.	65,019	3,435
*	Kemet Corp.	605,993	3,418
	Universal Truckload Services Inc.	111,489	3,402
	Houston Wire & Cable Co.	245,121	3,280
*	Zygo Corp.	221,856	3,279
*	Vicor Corp.	243,584	3,269
*	Casella Waste Systems Inc. Class A	544,417	3,158
*	Sparton Corp.	110,773	3,096

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Global Brass & Copper Holdings Inc.	184,500	3,053
*	Maxwell Technologies Inc.	388,058	3,015
	Bel Fuse Inc. Class B	139,941	2,982
	Mesa Laboratories Inc.	37,848	2,974
*	Energy Recovery Inc.	530,664	2,951
*	Heritage-Crystal Clean Inc.	142,796	2,926
	Coleman Cable Inc.	110,680	2,902
*	Xerium Technologies Inc.	171,754	2,832
	Spartan Motors Inc.	422,257	2,829
	Miller Industries Inc.	149,815	2,791
*	CRA International Inc.	139,348	2,759
*	Cenveo Inc.	792,194	2,725
*	M/A-COM Technology Solutions Holdings Inc.	155,611	2,644
*	PRGX Global Inc.	389,487	2,617
	VSE Corp.	53,466	2,567
*	Commercial Vehicle Group Inc.	346,972	2,523
*	Vishay Precision Group Inc.	169,091	2,518
*,^	YRC Worldwide Inc.	144,638	2,512
*	Sterling Construction Co. Inc.	211,232	2,478
	LSI Industries Inc.	282,092	2,446
*,^	Rubicon Technology Inc.	244,953	2,437
*	Orion Energy Systems Inc.	355,225	2,416
	International Shipholding Corp.	81,256	2,397
*	Manitex International Inc.	150,229	2,386
*	Intevac Inc.	318,610	2,367
*	Adept Technology Inc.	139,858	2,362
*	Ameresco Inc. Class A	235,147	2,272
*	Patrick Industries Inc.	77,752	2,249
	Hardinge Inc.	152,003	2,199
*,^	Odyssey Marine Exploration Inc.	1,088,852	2,199
	Richardson Electronics Ltd.	193,571	2,199
*	Accuride Corp.	581,553	2,169
*	LMI Aerospace Inc.	146,716	2,163
*	Stock Building Supply Holdings Inc.	115,325	2,101
*	Multi-Fineline Electronix Inc.	147,819	2,053
*	PMFG Inc.	225,410	2,040
*	National Research Corp. Class A	108,016	2,033
	Crawford & Co. Class B	219,434	2,028
	Hurco Cos. Inc.	80,717	2,019
*	UFP Technologies Inc.	75,839	1,913
*	Norcraft Cos. Inc.	97,164	1,906
*	United States Lime & Minerals Inc.	30,170	1,846
*	Willis Lease Finance Corp.	105,689	1,835
*	Hudson Global Inc.	453,090	1,821
*	Broadwind Energy Inc.	188,956	1,784
*	Innovative Solutions & Support Inc.	238,921	1,742
*	USA Truck Inc.	128,180	1,715
*	Fuel Tech Inc.	236,561	1,677
*	Aeroflex Holding Corp.	254,629	1,655
	Crawford & Co. Class A	214,622	1,650
*	CPI Aerostructures Inc.	109,472	1,646
*	Tecumseh Products Co. Class A	176,582	1,598
	Perceptron Inc.	113,982	1,581
*	TRC Cos. Inc.	217,977	1,556
*	Covenant Transportation Group Inc. Class A	183,964	1,510
*	CUI Global Inc.	236,735	1,496
*	Hill International Inc.	363,287	1,435
	Lincoln Educational Services Corp.	278,106	1,385
*,^	Revolution Lighting Technologies Inc.	403,623	1,382
*,^	Research Frontiers Inc.	238,598	1,379
*	Metalico Inc.	651,835	1,349
*	Information Services Group Inc.	317,385	1,346
*,^	Control4 Corp.	74,220	1,314
*	API Technologies Corp.	378,101	1,289

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	PAM Transportation Services Inc.	61,693	1,278
*	Pfsweb Inc.	137,332	1,246
*	Newtek Business Services Inc.	391,173	1,228
*	Magnetek Inc.	49,099	1,174
*	BlueLinx Holdings Inc.	597,002	1,164
*,^	Document Security Systems Inc.	552,894	1,145
*	StarTek Inc.	174,800	1,134
*,^	Erickson Air-Crane Inc.	54,224	1,127
*	Planet Payment Inc.	386,712	1,075
	Eastern Co.	67,410	1,073
*,^	Genco Shipping & Trading Ltd.	427,689	1,069
*	Mfri Inc.	72,759	1,044
*	NAPCO Security Technologies Inc.	159,758	1,003
*	Harris Interactive Inc.	497,732	995
*,^	American Superconductor Corp.	602,395	988
*	SL Industries Inc.	35,428	960
*	Echelon Corp.	445,959	959
*	Frequency Electronics Inc.	79,528	928
*	Key Technology Inc.	64,325	922
	Omega Flex Inc.	44,518	911
*	Supreme Industries Inc. Class A	153,623	896
*,^	Eagle Bulk Shipping Inc.	193,463	888
*	Lawson Products Inc.	71,807	880
*	Essex Rental Corp.	267,152	874
*,^	UQM Technologies Inc.	401,083	858
*	Viasystems Group Inc.	61,452	841
*	Hudson Technologies Inc.	219,888	814
*	Rand Logistics Inc.	139,458	805
*	Swisher Hygiene Inc.	1,539,917	792
	Espey Manufacturing & Electronics Corp.	24,066	786
*,^	ClearSign Combustion Corp.	66,004	756
	Hubbell Inc. Class A	7,600	744
*	Sharps Compliance Corp.	156,325	739
*	Ballantyne Strong Inc.	154,532	715
	RF Industries Ltd.	77,348	711
*,^	Parametric Sound Corp.	49,286	683
*	Active Power Inc.	200,570	676
*	Iteris Inc.	313,907	659
*	American Electric Technologies Inc.	65,150	650
*	CyberOptics Corp.	100,886	642
*	Innotrac Corp.	73,831	605
*	Arotech Corp.	171,526	599
*	Goldfield Corp.	304,041	593
*	Mattersight Corp.	115,122	551
*,^	National Research Corp. Class B	15,832	550
*	Planar Systems Inc.	202,835	515
*	Ultralife Corp.	126,101	448
*	Perma-Fix Environmental Services	133,397	434
*	Microvision Inc.	314,342	415
	Allied Motion Technologies Inc.	31,419	391
*	eMagin Corp.	135,353	383
	Sypris Solutions Inc.	124,211	380
*	Transcat Inc.	46,994	375
	Standard Register Co.	52,428	361
*,^	American DG Energy Inc.	211,784	360
*	Breeze-Eastern Corp.	36,916	341
*	Radiant Logistics Inc.	117,694	315
*	Astrotech Corp.	109,953	311
*	Wireless Telecom Group Inc.	141,368	300
*	Lightbridge Corp.	199,245	289
*	AMREP Corp.	41,386	288
*	Dolan Co.	390,244	273
*	Synthesis Energy Systems Inc.	441,809	265
*	GSE Holding Inc.	124,264	257

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Gencor Industries Inc.	26,846	256
*	IEC Electronics Corp.	57,711	241
*	Elecsys Corp.	17,962	235
	Bel Fuse Inc. Class A	10,580	205
*	Vertex Energy Inc.	58,625	196
*,^	Altair Nanotechnologies Inc.	45,918	184
	Chicago Rivet & Machine Co.	5,444	180
	SIFCO Industries Inc.	6,335	178
*	Onvia Inc.	35,938	176
*	Video Display Corp.	48,546	171
*	Versar Inc.	35,189	170
*	Continental Materials Corp.	7,139	141
	Pulse Electronics Corp.	43,372	125
	EnviroStar Inc.	41,800	123
*	CTPartners Executive Search Inc.	20,503	115
*	Professional Diversity Network	23,996	111
*	Asure Software Inc.	19,976	110
	AMCON Distributing Co.	1,380	109
*	Pioneer Power Solutions Inc.	10,511	109
*	Lightpath Technologies Inc. Class A	75,800	102
*	Micronet Enertec Technologies Inc.	19,850	101
*,^	Spherix Inc.	12,243	99
*	Nortech Systems Inc.	17,942	99
	SmartPros Ltd.	36,726	90
	Ecology and Environment Inc.	7,800	87
*	ENGlobal Corp.	59,639	83
*	Management Network Group Inc.	29,028	80
*	BTU International Inc.	26,703	78
*	Coast Distribution System Inc.	22,532	73
*	Vicon Industries Inc.	22,460	69
*	Advanced Photonix Inc. Class A	94,400	66
*,^	Liquid Holdings Group Inc.	8,835	61
*	Integrated Electrical Services Inc.	10,915	59
*	Willdan Group Inc.	10,900	59
*	Image Sensing Systems Inc.	11,600	57
*,^	Lime Energy Co.	16,821	49
*	Taylor Devices Inc.	5,915	48
	Air T Inc.	3,402	41
*	AeroCentury Corp.	2,172	37
*	Sigmatron International Inc.	3,300	29
*	Food Technology Service Inc.	4,100	29
	WSI Industries Inc.	3,999	24
*	Wells-Gardner Electronics Corp.	13,100	24
*	DLH Holdings Corp.	14,000	21
*	Industrial Services of America Inc.	5,905	19
*	General Finance Corp.	2,701	16
	MOCON Inc.	800	13
*	Sevcon Inc.	1,400	9
*	Sutron Corp.	1,402	7
*	Luna Innovations Inc.	5,000	7
*	Electro-Sensors Inc.	1,100	4
	Art's-Way Manufacturing Co. Inc.	600	4
*	LGL Group Inc.	600	3
*	Orbit International Corp.	900	3
*	Command Security Corp.	1,300	3
	Servotronics Inc.	200	2
*	LGL GROUP INC WARRANTS EXP 06/08/2018	3,000	—
			41,795,489
Oil & Gas (9.2%)
	Exxon Mobil Corp.	65,315,614	6,609,940
	Chevron Corp.	28,754,174	3,591,684
	Schlumberger Ltd.	19,690,385	1,774,301
	ConocoPhillips	18,317,018	1,294,097
	Occidental Petroleum Corp.	12,051,209	1,146,070

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Phillips 66	8,962,900	691,308
	EOG Resources Inc.	4,080,936	684,944
	Halliburton Co.	12,046,553	611,363
	Anadarko Petroleum Corp.	7,523,494	596,764
	Apache Corp.	5,968,463	512,930
	National Oilwell Varco Inc.	6,400,763	509,053
	Marathon Petroleum Corp.	4,500,220	412,805
	Valero Energy Corp.	8,068,300	406,642
	Williams Cos. Inc.	10,217,755	394,099
	Pioneer Natural Resources Co.	2,073,020	381,581
	Marathon Oil Corp.	10,414,494	367,632
	Baker Hughes Inc.	6,626,570	366,184
	Noble Energy Inc.	5,371,193	365,832
	Kinder Morgan Inc.	10,066,750	362,403
	Devon Energy Corp.	5,766,616	356,781
	Hess Corp.	4,289,675	356,043
	Cabot Oil & Gas Corp.	6,307,883	244,494
	Chesapeake Energy Corp.	8,950,498	242,916
*	Cameron International Corp.	3,556,154	211,698
*	Southwestern Energy Co.	5,258,627	206,822
	Ensco plc Class A	3,491,641	199,652
	Range Resources Corp.	2,321,254	195,705
*	FMC Technologies Inc.	3,537,811	184,709
	EQT Corp.	2,027,933	182,068
	Murphy Oil Corp.	2,655,692	172,301
*	Concho Resources Inc.	1,570,655	169,631
*	Weatherford International Ltd.	10,350,421	160,328
	HollyFrontier Corp.	2,973,569	147,757
	Noble Corp. plc	3,788,671	141,961
*	Cheniere Energy Inc.	3,212,513	138,524
	Core Laboratories NV	678,652	129,589
	Cimarex Energy Co.	1,232,863	129,340
	Helmerich & Payne Inc.	1,521,723	127,946
	Oceaneering International Inc.	1,617,558	127,593
	Tesoro Corp.	2,008,226	117,481
*	Whiting Petroleum Corp.	1,773,929	109,753
	OGE Energy Corp.	2,966,352	100,559
*	Denbury Resources Inc.	5,547,057	91,138
*	Oil States International Inc.	824,515	83,870
	SM Energy Co.	1,001,328	83,220
	QEP Resources Inc.	2,680,433	82,155
*	Gulfport Energy Corp.	1,257,127	79,388
*,^	Continental Resources Inc.	694,172	78,108
	Energen Corp.	1,085,796	76,820
	Nabors Industries Ltd.	4,191,850	71,220
*	Cobalt International Energy Inc.	4,304,226	70,804
*	Dresser-Rand Group Inc.	1,140,478	68,007
*	Rowan Cos. plc Class A	1,857,112	65,667
*	Superior Energy Services Inc.	2,373,284	63,153
*	WPX Energy Inc.	3,001,699	61,175
*	First Solar Inc.	1,114,994	60,923
*	Dril-Quip Inc.	547,477	60,184
*	Oasis Petroleum Inc.	1,279,280	60,088
	Diamond Offshore Drilling Inc.	1,039,238	59,153
	Patterson-UTI Energy Inc.	2,080,874	52,688
*	Newfield Exploration Co.	2,034,205	50,102
	Targa Resources Corp.	566,441	49,943
*	Atwood Oceanics Inc.	909,660	48,567
*,^	Ultra Petroleum Corp.	2,160,004	46,764
*	MRC Global Inc.	1,436,689	46,348
*	Kodiak Oil & Gas Corp.	3,949,816	44,277
*	Rosetta Resources Inc.	915,482	43,980
	Tidewater Inc.	740,867	43,911
*	Chart Industries Inc.	453,925	43,413

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*,^	SandRidge Energy Inc.	6,961,199	42,254
	SemGroup Corp. Class A	634,321	41,377
	Bristow Group Inc.	526,054	39,486
*	Unit Corp.	728,322	37,596
*	Antero Resources Corp.	584,904	37,106
*	Helix Energy Solutions Group Inc.	1,487,986	34,491
	CARBO Ceramics Inc.	295,569	34,443
^	Western Refining Inc.	783,002	33,207
*	McDermott International Inc.	3,514,108	32,189
*	Exterran Holdings Inc.	885,561	30,286
	Energy XXI Bermuda Ltd.	1,094,573	29,619
*	PDC Energy Inc.	529,572	28,184
*	Laredo Petroleum Holdings Inc.	1,010,197	27,972
*	Carrizo Oil & Gas Inc.	605,147	27,092
*	SEACOR Holdings Inc.	285,646	26,051
*	Stone Energy Corp.	703,889	24,347
*	Hornbeck Offshore Services Inc.	480,129	23,637
*	Diamondback Energy Inc.	416,996	22,042
	Crosstex Energy Inc.	601,014	21,733
*	Forum Energy Technologies Inc.	752,511	21,266
	Delek US Holdings Inc.	577,755	19,881
*	Bonanza Creek Energy Inc.	444,469	19,321
*,^	SunPower Corp. Class A	630,311	18,790
*	Bill Barrett Corp.	694,544	18,600
	PBF Energy Inc. Class A	583,545	18,358
*	Geospace Technologies Corp.	190,881	18,101
	RPC Inc.	972,973	17,368
	Gulfmark Offshore Inc.	360,999	17,014
*	Magnum Hunter Resources Corp.	2,286,814	16,717
*	GT Advanced Technologies Inc.	1,863,813	16,252
*	Key Energy Services Inc.	1,984,706	15,679
*	EPL Oil & Gas Inc.	546,169	15,566
*	C&J Energy Services Inc.	666,337	15,392
*	Newpark Resources Inc.	1,226,990	15,080
*	Matador Resources Co.	762,251	14,208
*	Rex Energy Corp.	710,949	14,013
*	Sanchez Energy Corp.	562,911	13,797
*	TETRA Technologies Inc.	1,106,789	13,680
*	Flotek Industries Inc.	681,077	13,669
*	Parker Drilling Co.	1,672,040	13,594
*	Northern Oil and Gas Inc.	872,775	13,153
*,^	Halcon Resources Corp.	3,333,581	12,868
*	Hercules Offshore Inc.	1,969,237	12,859
	Comstock Resources Inc.	637,142	11,653
	CVR Energy Inc.	267,236	11,606
*	Contango Oil & Gas Co.	228,793	10,813
*	Approach Resources Inc.	513,573	9,907
*	Resolute Energy Corp.	1,022,873	9,237
*	Tesco Corp.	464,770	9,193
*	Basic Energy Services Inc.	581,306	9,173
*	Penn Virginia Corp.	969,742	9,145
*	Matrix Service Co.	358,307	8,768
*	Goodrich Petroleum Corp.	502,311	8,549
	W&T Offshore Inc.	519,687	8,315
*,^	Swift Energy Co.	595,031	8,033
	Pattern Energy Group Inc.	263,926	8,000
*	Triangle Petroleum Corp.	935,222	7,781
*	PHI Inc. –Non-Voting	171,216	7,431
^	EXCO Resources Inc.	1,395,201	7,408
*	Clayton Williams Energy Inc.	89,396	7,326
*	Pioneer Energy Services Corp.	912,257	7,307
*	Athlon Energy Inc.	238,840	7,225
	Green Plains Renewable Energy Inc.	372,454	7,222
*	TherapeuticsMD Inc.	1,290,726	6,725

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Forest Oil Corp.	1,762,939	6,364
*,^	Solazyme Inc.	543,947	5,924
*	Gastar Exploration Inc.	840,340	5,815
*	ION Geophysical Corp.	1,737,024	5,732
*,^	Quicksilver Resources Inc.	1,817,190	5,579
*	Willbros Group Inc.	586,112	5,521
*	Emerald Oil Inc.	717,331	5,495
	Alon USA Energy Inc.	328,070	5,426
*	Vaalco Energy Inc.	768,970	5,298
*	REX American Resources Corp.	107,907	4,824
*	Vantage Drilling Co.	2,551,541	4,695
*	Natural Gas Services Group Inc.	167,249	4,611
*	Renewable Energy Group Inc.	391,957	4,492
	Gulf Island Fabrication Inc.	187,539	4,355
*	Abraxas Petroleum Corp.	1,247,423	4,092
*	Callon Petroleum Co.	586,084	3,827
*	Dawson Geophysical Co.	109,392	3,700
	Bolt Technology Corp.	159,407	3,509
	Panhandle Oil and Gas Inc. Class A	103,237	3,449
*	PetroQuest Energy Inc.	786,176	3,396
*	Arabian American Development Co.	253,398	3,180
*	Warren Resources Inc.	978,379	3,072
*	Mitcham Industries Inc.	170,436	3,018
*,^	FuelCell Energy Inc.	2,132,747	3,007
*,^	Midstates Petroleum Co. Inc.	446,852	2,958
*	Endeavour International Corp.	561,914	2,950
*,^	Miller Energy Resources Inc.	418,130	2,944
*,^	Amyris Inc.	523,198	2,768
*,^	Cal Dive International Inc.	1,289,316	2,591
*	FX Energy Inc.	698,652	2,557
*	Ring Energy Inc.	204,166	2,491
	Evolution Petroleum Corp.	199,069	2,456
*	Harvest Natural Resources Inc.	542,099	2,450
*	Jones Energy Inc.	163,612	2,369
*	BPZ Resources Inc.	1,292,236	2,352
	Adams Resources & Energy Inc.	26,200	1,795
*	Isramco Inc.	12,720	1,616
*	TGC Industries Inc.	208,907	1,525
*,^	CAMAC Energy Inc.	1,014,640	1,502
*,^	Enphase Energy Inc.	201,702	1,279
*	US Energy Corp. Wyoming	321,367	1,208
*,^	Hyperdynamics Corp.	290,900	1,184
*,^	Real Goods Solar Inc. Class A	376,123	1,136
*,^	Gevo Inc.	713,425	1,020
*	Pacific Ethanol Inc.	152,265	775
*,^	KiOR Inc.	404,308	679
*	STR Holdings Inc.	375,064	589
*	Forbes Energy Services Ltd.	167,990	549
*	Double Eagle Petroleum Co.	215,701	503
*,^	ZaZa Energy Corp.	496,916	475
*	Global Geophysical Services Inc.	292,618	471
*	Syntroleum Corp.	125,828	425
*,^	Zion Oil & Gas Inc.	262,097	370
*,^	EXCO Resources Inc. Rights Exp. 01/09/2014	1,855,564	297
*	Magellan Petroleum Corp.	222,449	231
*	Saratoga Resources Inc.	201,263	229
*,^	Ascent Solar Technologies Inc.	320,367	226
*,^	Royale Energy Inc.	79,998	206
*	PrimeEnergy Corp.	3,540	166
*	Ocean Power Technologies Inc.	79,149	152
*	Earthstone Energy Inc.	6,637	122
*	PostRock Energy Corp.	96,588	112
*	GreenHunter Resources Inc.	89,492	104
*	FieldPoint Petroleum Corp.	22,892	94

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*,^	Lucas Energy Inc.	75,875	73
*	PHI Inc. -Voting	1,400	56
*	SAExploration Holdings Inc.	6,200	55
*	Houston American Energy Corp.	221,330	55
*	Lilis Energy Inc.	19,200	44
*,^	Pedevco Corp.	20,446	44
*	Barnwell Industries Inc.	5,973	18
*	MagneGas Corp.	18,100	8
*	BioFuel Energy Corp.	3,000	5
*	Mexco Energy Corp.	600	4
*	Pyramid Oil Co.	600	3
*	Tengasco Inc.	4,100	2
			28,234,178
Other (0.0%)
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	67
*	Southern Community Financial Corp	197,337	43
			491
Technology (14.9%)
	Apple Inc.	13,452,375	7,548,262
*	Google Inc. Class A	4,137,406	4,636,832
	Microsoft Corp.	112,332,767	4,204,615
	International Business Machines Corp.	16,235,143	3,045,226
	Oracle Corp.	51,105,408	1,955,293
	Intel Corp.	74,323,592	1,929,440
	QUALCOMM Inc.	25,259,525	1,875,520
	Cisco Systems Inc.	79,939,775	1,794,648
*	Facebook Inc. Class A	28,018,403	1,531,486
	Hewlett-Packard Co.	28,745,915	804,311
	EMC Corp.	30,767,784	773,810
	Texas Instruments Inc.	16,365,347	718,602
*	Yahoo! Inc.	13,665,642	552,639
*	Cognizant Technology Solutions Corp. Class A	4,522,423	456,674
*	Salesforce.com Inc.	8,113,140	447,764
*	Adobe Systems Inc.	7,100,672	425,188
	Corning Inc.	21,733,289	387,287
*	Micron Technology Inc.	15,725,018	342,176
	Applied Materials Inc.	18,001,801	318,452
	Intuit Inc.	4,046,341	308,817
	Western Digital Corp.	3,356,701	281,627
	Seagate Technology plc	4,632,002	260,133
*	Cerner Corp.	4,618,785	257,451
	Symantec Corp.	10,406,037	245,374
	SanDisk Corp.	3,377,074	238,219
	Analog Devices Inc.	4,649,852	236,817
	Motorola Solutions Inc.	3,480,991	234,967
	Broadcom Corp. Class A	7,743,978	229,609
	NetApp Inc.	5,094,427	209,585
	Xilinx Inc.	4,011,452	184,206
*	Citrix Systems Inc.	2,788,024	176,343
*	Autodesk Inc.	3,372,841	169,755
	Avago Technologies Ltd. Class A	3,144,180	166,296
*	Juniper Networks Inc.	7,164,455	161,702
	KLA-Tencor Corp.	2,491,579	160,607
	CA Inc.	4,745,480	159,685
	Linear Technology Corp.	3,499,347	159,395
*	Red Hat Inc.	2,832,658	158,742
	Altera Corp.	4,801,142	156,181

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Catamaran Corp.	3,084,121	146,434
*,^	3D Systems Corp.	1,459,834	135,662
*	Lam Research Corp.	2,425,610	132,074
*	Equinix Inc.	744,043	132,030
	NVIDIA Corp.	8,172,756	130,928
	Microchip Technology Inc.	2,817,495	126,083
	Computer Sciences Corp.	2,196,447	122,737
*	VeriSign Inc.	2,049,019	122,490
*	ANSYS Inc.	1,377,897	120,153
*	Akamai Technologies Inc.	2,540,502	119,861
	Maxim Integrated Products Inc.	4,252,092	118,676
*	VMware Inc. Class A	1,267,009	113,663
*	Cree Inc.	1,803,508	112,845
	Harris Corp.	1,597,793	111,542
*	Teradata Corp.	2,442,254	111,098
*	F5 Networks Inc.	1,164,150	105,775
*	ServiceNow Inc.	1,763,062	98,749
*	Workday Inc. Class A	1,170,724	97,357
*	Gartner Inc.	1,316,522	93,539
*	Synopsys Inc.	2,305,413	93,531
	LSI Corp.	8,134,582	89,643
*	NCR Corp.	2,487,067	84,710
	Marvell Technology Group Ltd.	5,883,899	84,610
^	Garmin Ltd.	1,751,306	80,945
*	Skyworks Solutions Inc.	2,815,675	80,416
	IAC/InterActiveCorp	1,158,175	79,555
*,^	Twitter Inc.	1,221,370	77,740
*	Splunk Inc.	1,107,294	76,038
*	athenahealth Inc.	556,034	74,787
	Solera Holdings Inc.	1,029,411	72,841
	Pitney Bowes Inc.	3,019,401	70,352
*	Concur Technologies Inc.	670,321	69,164
*	Informatica Corp.	1,621,731	67,302
*	MICROS Systems Inc.	1,145,523	65,719
*	Rackspace Hosting Inc.	1,670,816	65,379
*	PTC Inc.	1,785,532	63,190
*	Ultimate Software Group Inc.	396,569	60,762
*	Cadence Design Systems Inc.	4,301,657	60,309
^	Leidos Holdings Inc.	1,276,039	59,323
*	Brocade Communications Systems Inc.	6,651,001	58,994
*	Aspen Technology Inc.	1,387,165	57,983
*	Nuance Communications Inc.	3,745,499	56,932
*	ON Semiconductor Corp.	6,688,735	55,115
*	Ingram Micro Inc.	2,270,648	53,269
*	TIBCO Software Inc.	2,314,787	52,036
*	NetSuite Inc.	499,782	51,488
*	AOL Inc.	1,091,991	50,909
*	Teradyne Inc.	2,863,160	50,449
*	CommVault Systems Inc.	670,612	50,215
*	SunEdison Inc.	3,766,347	49,151
*	Atmel Corp.	6,017,089	47,114
*	Tyler Technologies Inc.	452,020	46,165
*	Medidata Solutions Inc.	759,482	46,002
*	JDS Uniphase Corp.	3,530,491	45,826
*	SS&C Technologies Holdings Inc.	1,031,198	45,641
*	Guidewire Software Inc.	899,436	44,135
*	VeriFone Systems Inc.	1,632,443	43,782
*	Palo Alto Networks Inc.	754,803	43,379
	DST Systems Inc.	466,531	42,333
*	Riverbed Technology Inc.	2,309,766	41,761
	Mentor Graphics Corp.	1,683,419	40,520
*	ARRIS Group Inc.	1,653,557	40,289
*	Fortinet Inc.	2,066,231	39,527
*	Allscripts Healthcare Solutions Inc.	2,532,714	39,156

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	ACI Worldwide Inc.	586,309	38,110
*	ViaSat Inc.	606,269	37,983
*	Ciena Corp.	1,528,228	36,570
*	SolarWinds Inc.	947,620	35,848
*,^	Advanced Micro Devices Inc.	9,185,080	35,546
*	Microsemi Corp.	1,380,776	34,450
*	Verint Systems Inc.	798,677	34,295
*	Finisar Corp.	1,430,060	34,207
	Lexmark International Inc. Class A	962,167	34,176
	Compuware Corp.	3,047,541	34,163
*	Manhattan Associates Inc.	285,993	33,598
	Fair Isaac Corp.	520,419	32,703
	j2 Global Inc.	650,648	32,539
*	Dealertrack Technologies Inc.	655,621	31,522
*	EchoStar Corp. Class A	625,929	31,121
*	Cornerstone OnDemand Inc.	582,266	31,058
*	Qlik Technologies Inc.	1,160,577	30,906
	Plantronics Inc.	651,927	30,282
*	Rovi Corp.	1,534,403	30,212
*	Sapient Corp.	1,714,171	29,758
	Diebold Inc.	897,513	29,627
*	Aruba Networks Inc.	1,624,999	29,087
*	Polycom Inc.	2,545,340	28,584
*	Tech Data Corp.	550,181	28,389
*	International Rectifier Corp.	1,049,586	27,363
*	Electronics For Imaging Inc.	688,575	26,669
*	Demandware Inc.	413,515	26,515
*	SYNNEX Corp.	388,427	26,180
*	Semtech Corp.	1,025,126	25,915
*	Synaptics Inc.	496,998	25,749
*	CACI International Inc. Class A	349,717	25,606
	Cogent Communications Group Inc.	631,433	25,516
	Blackbaud Inc.	675,641	25,438
*	Cavium Inc.	737,068	25,436
*	Fairchild Semiconductor International Inc. Class A	1,897,851	25,336
*	Hittite Microwave Corp.	407,085	25,129
*	Silicon Laboratories Inc.	571,487	24,751
	Science Applications International Corp.	723,129	23,914
*	Entegris Inc.	2,045,608	23,729
	Advent Software Inc.	676,801	23,681
	MKS Instruments Inc.	784,069	23,475
*	Infoblox Inc.	708,303	23,388
	Power Integrations Inc.	415,723	23,206
	ADTRAN Inc.	849,786	22,953
*	Unisys Corp.	655,211	21,995
	Intersil Corp. Class A	1,910,323	21,911
*	Syntel Inc.	240,336	21,859
*	Web.com Group Inc.	684,618	21,764
*	FleetMatics Group plc	500,367	21,641
	Cypress Semiconductor Corp.	2,029,683	21,312
	NIC Inc.	856,847	21,310
*	Integrated Device Technology Inc.	2,058,633	20,977
*	Ubiquiti Networks Inc.	455,714	20,945
*	RF Micro Devices Inc.	3,985,950	20,568
*	Progress Software Corp.	761,021	19,657
*	TriQuint Semiconductor Inc.	2,343,723	19,547
*	Bottomline Technologies de Inc.	538,589	19,475
*	Cirrus Logic Inc.	940,459	19,214
*	iGATE Corp.	472,579	18,979
*,^	InvenSense Inc.	913,279	18,978
*	NETGEAR Inc.	573,662	18,896
*	PMC - Sierra Inc.	2,927,984	18,827
	InterDigital Inc.	608,387	17,941
*	Responsys Inc.	648,856	17,785

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	ScanSource Inc.	412,155	17,488
*	Tableau Software Inc. Class A	253,063	17,444
*	Monolithic Power Systems Inc.	501,002	17,365
	Monotype Imaging Holdings Inc.	543,040	17,301
*	RealPage Inc.	733,891	17,158
*	MedAssets Inc.	861,313	17,080
*	Premier Inc. Class A	462,086	16,986
*	MicroStrategy Inc. Class A	134,172	16,670
*	Envestnet Inc.	404,049	16,283
*	Infinera Corp.	1,661,479	16,249
*	Blucora Inc.	547,832	15,975
*	SPS Commerce Inc.	244,243	15,949
*	Interactive Intelligence Group Inc.	236,021	15,898
*	Cray Inc.	566,670	15,561
*	Netscout Systems Inc.	517,349	15,308
*	QLogic Corp.	1,292,241	15,287
*	Freescale Semiconductor Ltd.	951,666	15,274
*	Insight Enterprises Inc.	664,186	15,084
*	Cabot Microelectronics Corp.	328,906	15,031
*	Rambus Inc.	1,582,597	14,987
	CDW Corp.	635,809	14,853
	Tessera Technologies Inc.	750,120	14,785
*	Loral Space & Communications Inc.	182,537	14,782
*	Kulicke & Soffa Industries Inc.	1,109,760	14,760
*	Applied Micro Circuits Corp.	1,069,325	14,308
	Quality Systems Inc.	674,675	14,209
*	EPAM Systems Inc.	406,227	14,194
*	OmniVision Technologies Inc.	824,341	14,179
*	Synchronoss Technologies Inc.	453,063	14,077
*	PROS Holdings Inc.	351,133	14,010
	CSG Systems International Inc.	470,242	13,825
*	Virtusa Corp.	351,568	13,391
*	ATMI Inc.	441,649	13,342
*	CalAmp Corp.	475,848	13,309
*	Shutterstock Inc.	158,922	13,291
*	Dycom Industries Inc.	470,710	13,081
*	Sonus Networks Inc.	4,138,595	13,037
*	Advanced Energy Industries Inc.	554,937	12,686
*	Comverse Inc.	326,058	12,651
	Pegasystems Inc.	251,667	12,377
*	Diodes Inc.	511,031	12,040
*	Ixia	904,217	12,035
*	Harmonic Inc.	1,599,675	11,806
*,^	VirnetX Holding Corp.	605,670	11,756
*	Amkor Technology Inc.	1,900,731	11,651
*	Spansion Inc. Class A	835,759	11,609
*	LogMeIn Inc.	341,102	11,444
*,^	Fusion-io Inc.	1,275,041	11,361
*	Proofpoint Inc.	341,984	11,344
*	Ultratech Inc.	387,105	11,226
*	CommScope Holding Co. Inc.	579,031	10,955
*	Perficient Inc.	465,639	10,905
*	RigNet Inc.	221,638	10,623
*	Ruckus Wireless Inc.	746,987	10,607
*	Ellie Mae Inc.	390,820	10,501
*	LivePerson Inc.	705,825	10,460
*	BroadSoft Inc.	379,100	10,365
*	ICG Group Inc.	518,869	9,667
	West Corp.	375,736	9,660
	Brooks Automation Inc.	920,519	9,656
	Computer Programs & Systems Inc.	152,662	9,436
*	Lattice Semiconductor Corp.	1,703,237	9,385
*	IntraLinks Holdings Inc.	773,757	9,370
*	Emulex Corp.	1,276,706	9,141

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Tangoe Inc.	503,708	9,072
*	Digital River Inc.	486,572	9,002
*	FireEye Inc.	206,405	9,001
*	PDF Solutions Inc.	336,256	8,615
*	Extreme Networks Inc.	1,229,104	8,604
*	Exar Corp.	696,477	8,211
*	Photronics Inc.	900,075	8,128
*	Super Micro Computer Inc.	469,821	8,062
	Comtech Telecommunications Corp.	255,720	8,060
*	SciQuest Inc.	273,863	7,800
	Forrester Research Inc.	203,731	7,795
^	Ebix Inc.	528,548	7,780
*,^	Textura Corp.	256,225	7,671
*	Accelrys Inc.	803,834	7,669
*	Premiere Global Services Inc.	642,567	7,447
*	Callidus Software Inc.	531,426	7,296
	Epiq Systems Inc.	447,877	7,260
*	ShoreTel Inc.	765,171	7,101
*	ChannelAdvisor Corp.	167,518	6,987
*	Silicon Image Inc.	1,130,651	6,954
	Micrel Inc.	682,886	6,740
*	Silicon Graphics International Corp.	495,627	6,646
*,^	Veeva Systems Inc. Class A	193,813	6,221
	PC Connection Inc.	249,217	6,193
*	Marketo Inc.	167,061	6,193
*	Nanometrics Inc.	325,084	6,193
*	Cvent Inc.	168,689	6,139
*	Entropic Communications Inc.	1,265,358	5,960
*,^	Parkervision Inc.	1,292,237	5,880
*	Jive Software Inc.	500,217	5,627
*	Brightcove Inc.	395,918	5,598
*	Seachange International Inc.	457,753	5,566
*	Qualys Inc.	236,235	5,459
*	Internap Network Services Corp.	725,433	5,455
*	LTX-Credence Corp.	679,163	5,427
*	Benefitfocus Inc.	90,663	5,235
*	Rudolph Technologies Inc.	443,908	5,211
*	Calix Inc.	530,617	5,115
*	Mercury Systems Inc.	465,251	5,095
*	Gigamon Inc.	181,090	5,085
*	Actuate Corp.	657,654	5,071
	Inteliquent Inc.	440,916	5,035
*	E2open Inc.	208,585	4,987
*	Oplink Communications Inc.	267,522	4,976
*	KEYW Holding Corp.	368,642	4,955
*	Integrated Silicon Solution Inc.	409,751	4,954
*	Ceva Inc.	318,529	4,848
*	FormFactor Inc.	776,504	4,675
*	VOXX International Corp. Class A	278,841	4,657
	IXYS Corp.	351,465	4,559
*	Vocera Communications Inc.	287,538	4,488
*	Digi International Inc.	364,717	4,420
*	Procera Networks Inc.	281,744	4,232
*	Pendrell Corp.	2,088,310	4,198
*	Endurance International Group Holdings Inc.	282,934	4,012
*	Agilysys Inc.	287,756	4,006
*	PLX Technology Inc.	605,811	3,986
*	ePlus Inc.	69,755	3,965
*	Immersion Corp.	381,266	3,958
*	Quantum Corp.	3,277,332	3,933
*	CIBER Inc.	945,460	3,914
*	Supertex Inc.	153,227	3,838
	Computer Task Group Inc.	202,289	3,823
*	Kopin Corp.	901,309	3,804

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Rally Software Development Corp.	194,721	3,787
*	Axcelis Technologies Inc.	1,541,173	3,760
*	Zix Corp.	822,192	3,749
*	Ultra Clean Holdings Inc.	371,529	3,726
*	MaxLinear Inc.	338,695	3,533
*,^	Millennial Media Inc.	476,735	3,466
	American Software Inc. Class A	349,984	3,454
	Cohu Inc.	327,756	3,441
*	Inphi Corp.	263,862	3,404
*	support.com Inc.	881,047	3,339
*	VASCO Data Security International Inc.	425,707	3,291
*,^	Vringo Inc.	1,073,836	3,179
	Tessco Technologies Inc.	78,385	3,160
*	Datalink Corp.	286,145	3,119
*	MoSys Inc.	564,406	3,116
*	Vocus Inc.	273,272	3,113
*	KVH Industries Inc.	238,592	3,109
*,^	QuickLogic Corp.	774,435	3,059
*	DSP Group Inc.	312,429	3,034
*	Gogo Inc.	122,265	3,033
*,^	Mitel Networks Corp.	297,757	3,004
	Preformed Line Products Co.	40,937	2,995
*	Oclaro Inc.	1,154,350	2,874
*	Rosetta Stone Inc.	223,882	2,736
	Alliance Fiber Optic Products Inc.	179,236	2,698
*	Pericom Semiconductor Corp.	303,719	2,691
*	Westell Technologies Inc. Class A	654,403	2,650
*	Dot Hill Systems Corp.	786,021	2,649
*	Clearfield Inc.	130,365	2,639
	United Online Inc.	190,124	2,616
*	Guidance Software Inc.	254,765	2,573
*	Imation Corp.	520,133	2,434
	Transact Technologies Inc.	187,361	2,348
	Hackett Group Inc.	371,640	2,308
	PC-Tel Inc.	235,047	2,249
*	Numerex Corp. Class A	169,515	2,195
*	Peregrine Semiconductor Corp.	295,740	2,191
*	Mattson Technology Inc.	793,379	2,174
*	Merge Healthcare Inc.	927,832	2,153
*,^	Mitek Systems Inc.	360,504	2,141
*	Vitesse Semiconductor Corp.	726,720	2,122
*	Systemax Inc.	188,321	2,119
*	Sigma Designs Inc.	448,113	2,115
*	Alpha & Omega Semiconductor Ltd.	273,834	2,111
*	Carbonite Inc.	178,438	2,111
*	Telenav Inc.	317,182	2,090
*	ANADIGICS Inc.	1,131,469	2,082
*	Boingo Wireless Inc.	309,860	1,986
*	Qumu Corp.	152,829	1,956
*	Exa Corp.	145,798	1,933
*	Zhone Technologies Inc.	355,289	1,897
*	Aviat Networks Inc.	834,379	1,886
*	Icad Inc.	161,155	1,879
	Digimarc Corp.	92,587	1,783
*	Unwired Planet Inc.	1,278,235	1,764
*	Emcore Corp.	342,104	1,752
*	Limelight Networks Inc.	869,610	1,722
*	NeoPhotonics Corp.	239,829	1,693
*	GSI Technology Inc.	248,745	1,652
*	Datawatch Corp.	46,941	1,596
*	Dynamics Research Corp.	138,332	1,588
*	Key Tronic Corp.	142,810	1,574
*	TeleCommunication Systems Inc. Class A	675,338	1,567
*	Model N Inc.	130,447	1,538

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Audience Inc.	128,940	1,501
*	eGain Corp.	142,838	1,463
*	Park City Group Inc.	143,049	1,453
	Concurrent Computer Corp.	175,155	1,431
*	Aware Inc.	224,568	1,372
*	InterCloud Systems Inc.	71,388	1,318
*	Ikanos Communications Inc.	1,072,149	1,287
	QAD Inc. Class A	72,664	1,283
*	iPass Inc.	799,631	1,255
	Evolving Systems Inc.	127,521	1,242
*	Streamline Health Solutions Inc.	175,220	1,223
*	ID Systems Inc.	199,990	1,158
*	Meru Networks Inc.	265,902	1,146
*	Marin Software Inc.	110,500	1,132
*	AXT Inc.	429,847	1,122
*	Edgewater Technology Inc.	156,976	1,097
*	Intermolecular Inc.	220,689	1,086
*	Pixelworks Inc.	216,041	1,041
^	Acorn Energy Inc.	251,197	1,022
*	Hutchinson Technology Inc.	312,192	999
*	Novatel Wireless Inc.	410,532	973
*	PAR Technology Corp.	170,216	928
*	Cascade Microtech Inc.	95,431	889
*,^	CVD Equipment Corp.	60,365	877
*	Applied Optoelectronics Inc.	56,278	845
*	Bsquare Corp.	230,553	825
*	Nimble Storage Inc.	18,138	822
*,^	FAB Universal Corp.	259,532	797
*	Mavenir Systems Inc.	69,144	772
*	Amtech Systems Inc.	107,331	747
*	Innodata Inc.	294,376	721
*	Radisys Corp.	310,738	712
	Communications Systems Inc.	61,654	687
*	NCI Inc. Class A	101,589	673
*	Smith Micro Software Inc.	441,823	654
*	Tremor Video Inc.	108,045	627
*	FalconStor Software Inc.	454,255	613
*	LRAD Corp.	319,915	601
*	ClearOne Inc.	63,498	557
*,^	Cyan Inc.	103,914	550
*	NetSol Technologies Inc.	86,477	504
*	GigOptix Inc.	327,467	501
*	WidePoint Corp.	294,971	484
*	USA Technologies Inc.	263,232	476
*	Crexendo Inc.	151,996	461
*	Covisint Corp.	35,301	443
*	GSE Systems Inc.	274,629	439
*	Authentidate Holding Corp.	310,273	416
*	RingCentral Inc. Class A	22,596	415
*	Identive Group Inc.	626,086	360
*	Inuvo Inc.	273,937	356
*	Synacor Inc.	142,428	349
*,^	Superconductor Technologies Inc.	162,129	349
*,^	MeetMe Inc.	180,436	330
*,^	Rocket Fuel Inc.	4,631	285
*,^	Wave Systems Corp. Class A	307,162	280
*	Relm Wireless Corp.	81,195	274
	QAD Inc. Class B	16,312	261
*	RCM Technologies Inc.	36,276	253
*	Lantronix Inc.	138,633	218
*,^	Violin Memory Inc.	48,584	192
*	BroadVision Inc.	17,283	168
	Astro-Med Inc.	10,500	142
*	Interphase Corp.	33,224	129

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	inTEST Corp.	33,500	127
	Globalscape Inc.	50,973	119
*	Crossroads Systems Inc.	45,094	109
*	Selectica Inc.	16,769	107
	Mastech Holdings Inc.	7,570	106
*	ChyronHego Corp.	46,550	99
*	Sonic Foundry Inc.	8,740	86
*	Xplore Technologies Corp.	13,550	85
*	Overland Storage Inc.	85,970	83
	CSP Inc.	8,002	65
*	Voltari Corp.	17,579	60
*	xG Technology Inc.	37,235	59
*	Intellicheck Mobilisa Inc.	98,702	49
*	Cinedigm Corp. Class A	24,244	49
*	Netlist Inc.	58,760	43
	Optical Cable Corp.	11,226	42
*	Data I/O Corp.	16,047	41
*	Cobra Electronics Corp.	13,809	41
*	Helios and Matheson Analytics Inc.	5,186	29
*	Bridgeline Digital Inc.	25,101	27
*	Trio Tech International	7,920	26
*	Cover-All Technologies Inc.	17,202	24
*	Qualstar Corp.	21,008	24
*,^	Daegis Inc.	13,994	17
	Simulations Plus Inc.	2,300	12
*	ADDvantage Technologies Group Inc.	3,015	8
*	UniTek Global Services Inc.	3,400	6
*	Looksmart Ltd.	2,260	5
*	Peerless Systems Corp.	1,200	4
			45,958,402
Telecommunications (2.1%)
	AT&T Inc.	78,764,177	2,769,348
	Verizon Communications Inc.	42,764,103	2,101,428
*	Crown Castle International Corp.	4,994,258	366,728
	CenturyLink Inc.	8,836,339	281,437
*	SBA Communications Corp. Class A	1,919,567	172,454
*	Sprint Corp.	11,754,863	126,365
*	T-Mobile US Inc.	3,564,425	119,907
*	Level 3 Communications Inc.	2,506,045	83,126
^	Windstream Holdings Inc.	8,905,415	71,065
	Frontier Communications Corp.	14,941,772	69,479
*	tw telecom inc Class A	2,194,484	66,866
	Telephone & Data Systems Inc.	1,362,581	35,127
*	Leap Wireless International Inc.	814,385	14,170
*	8x8 Inc.	1,188,286	12,073
	Consolidated Communications Holdings Inc.	559,693	10,987
*	Cincinnati Bell Inc.	3,081,996	10,972
	Shenandoah Telecommunications Co.	329,633	8,462
*	Vonage Holdings Corp.	2,423,986	8,072
	Atlantic Tele-Network Inc.	139,774	7,907
	United States Cellular Corp.	183,397	7,670
	EarthLink Inc.	1,501,514	7,613
*	Intelsat SA	306,590	6,911
*,^	NII Holdings Inc.	2,431,987	6,688
	Lumos Networks Corp.	290,264	6,096
*	inContact Inc.	753,388	5,884
*	Iridium Communications Inc.	817,303	5,116
	NTELOS Holdings Corp.	228,576	4,624
	IDT Corp. Class B	244,449	4,368
*	General Communication Inc. Class A	385,747	4,301
	USA Mobility Inc.	297,765	4,252
*,^	Fairpoint Communications Inc.	348,903	3,946
	HickoryTech Corp.	285,822	3,667
*	ORBCOMM Inc.	485,978	3,081

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Hawaiian Telcom Holdco Inc.	102,830	3,020
*	Cbeyond Inc.	417,103	2,878
*,^	Towerstream Corp.	830,577	2,459
*	Alaska Communications Systems Group Inc.	641,232	1,359
*	Straight Path Communications Inc. Class B	130,783	1,071
*,^	Elephant Talk Communications Corp.	771,629	949
	Alteva	91,123	745
*	Global Telecom & Technology Inc.	61,908	452
*	NTS Inc.	193,450	381
*	Otelco Inc. Class A	1,921	11
			6,423,515
Utilities (3.0%)
	Duke Energy Corp.	10,555,494	728,435
	Dominion Resources Inc.	8,677,258	561,332
	NextEra Energy Inc.	6,505,869	557,033
	Southern Co.	13,181,688	541,899
	Spectra Energy Corp.	10,016,777	356,798
	Exelon Corp.	12,811,235	350,900
	American Electric Power Co. Inc.	7,284,791	340,491
	Sempra Energy	3,471,272	311,581
	PPL Corp.	9,425,668	283,618
	PG&E Corp.	6,717,216	270,569
	Public Service Enterprise Group Inc.	7,563,435	242,332
	Consolidated Edison Inc.	4,379,093	242,076
	Edison International	4,871,203	225,537
	Xcel Energy Inc.	7,440,028	207,874
	FirstEnergy Corp.	6,252,961	206,223
	Northeast Utilities	4,710,335	199,671
	ONEOK Inc.	3,084,063	191,767
	DTE Energy Co.	2,643,206	175,482
	Entergy Corp.	2,666,011	168,679
	NiSource Inc.	4,682,814	153,971
	CenterPoint Energy Inc.	6,408,590	148,551
	Wisconsin Energy Corp.	3,387,459	140,038
	NRG Energy Inc.	4,834,639	138,851
	AES Corp.	9,431,490	136,851
	Ameren Corp.	3,627,416	131,167
*	Calpine Corp.	5,947,115	116,028
	American Water Works Co. Inc.	2,664,424	112,599
	CMS Energy Corp.	3,992,683	106,884
	SCANA Corp.	1,890,222	88,708
	Pinnacle West Capital Corp.	1,645,227	87,065
	Alliant Energy Corp.	1,658,645	85,586
	National Fuel Gas Co.	1,188,539	84,862
	AGL Resources Inc.	1,775,527	83,858
	ITC Holdings Corp.	784,413	75,162
	Pepco Holdings Inc.	3,732,578	71,404
	UGI Corp.	1,705,873	70,725
	Integrys Energy Group Inc.	1,192,589	64,889
	Aqua America Inc.	2,641,100	62,304
	Atmos Energy Corp.	1,346,219	61,145
	Westar Energy Inc. Class A	1,900,233	61,130
	Questar Corp.	2,617,067	60,166
	Great Plains Energy Inc.	2,299,406	55,738
	TECO Energy Inc.	3,231,432	55,710
	Vectren Corp.	1,222,059	43,383
	Cleco Corp.	898,831	41,903
	Hawaiian Electric Industries Inc.	1,490,232	38,835
	IDACORP Inc.	746,964	38,723
	Southwest Gas Corp.	689,073	38,526
	Piedmont Natural Gas Co. Inc.	1,128,939	37,436
	UNS Energy Corp.	592,706	35,473
	Portland General Electric Co.	1,165,424	35,196
	Black Hills Corp.	661,665	34,744

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

					Market
					Value
				Shares	($000)
	UIL Holdings Corp.			827,070	32,049
	WGL Holdings Inc.			766,950	30,724
*,^	Dynegy Inc. Class A			1,411,738	30,381
	ALLETE Inc.			594,049	29,631
	PNM Resources Inc.			1,184,418	28,568
	New Jersey Resources Corp.			609,355	28,177
	South Jersey Industries Inc.			473,465	26,495
	Avista Corp.			887,780	25,027
	NorthWestern Corp.			568,071	24,609
	Laclede Group Inc.			458,313	20,872
	El Paso Electric Co.			593,412	20,835
	MGE Energy Inc.			340,370	19,707
	Northwest Natural Gas Co.			397,876	17,037
	American States Water Co.			571,530	16,420
	California Water Service Group			675,067	15,574
	Empire District Electric Co.			626,850	14,223
	Chesapeake Utilities Corp.			131,638	7,901
	SJW Corp.			240,009	7,150
	Ormat Technologies Inc.			260,551	7,090
	Atlantic Power Corp.			1,771,799	6,166
	Unitil Corp.			189,524	5,779
	Connecticut Water Service Inc.			158,049	5,612
	Middlesex Water Co.			236,947	4,962
	York Water Co.			179,377	3,754
	Artesian Resources Corp. Class A			102,984	2,363
*	Genie Energy Ltd. Class B			218,180	2,228
	Delta Natural Gas Co. Inc.			75,677	1,694
*,^	Cadiz Inc.			179,752	1,251
*	Pure Cycle Corp.			177,069	1,121
	Gas Natural Inc.			135,261	1,086
*	US Geothermal Inc.			853,724	324
*,^	EuroSite Power Inc.			15,009	11

					9,198,729

Total Common Stocks (Cost $204,351,223)					305,852,959

		Coupon

Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
2,3	Vanguard Market Liquidity Fund	0.125%		2,263,406,146	2,263,406

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.060%	3/19/14	2,000	1,999
5,6	Federal Home Loan Bank Discount Notes	0.070%	2/5/14	24,800	24,796
5,6	Federal Home Loan Bank Discount Notes	0.070%	3/12/14	14,800	14,795
4,6	Freddie Mac Discount Notes	0.080%	2/10/14	10,000	9,998
4,6	Freddie Mac Discount Notes	0.085%	3/3/14	2,000	1,999
6	United States Treasury Bill	0.072%	2/13/14	20,000	20,000
6	United States Treasury Note/Bond	1.750%	3/31/14	2,000	2,008

					75,595

Total Temporary Cash Investments (Cost $2,339,008)					2,339,001

Total Investments (100.3%) (Cost $206,690,231)					308,191,960
Other Assets and Liabilities—Net (-0.3%)[3]					(859,839)
Net Assets (100%)					307,332,121
*	Non-income-producing security.

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2013

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $854,514,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $901,050,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $59,095,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

59

© 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA850_022014

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") as of December 31, 2013 and for the year then ended and have issued our unqualified report thereon dated February 10, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of December 31, 2013 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on the schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

February 10, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.